UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: June 30

Registrant is making a filing for 16 of its series:

Wells Fargo California Limited Tax-Free Fund, Wells Fargo California Tax-Free Fund, Wells Fargo Colorado Tax-Free Fund, Wells Fargo High Yield Municipal Bond Fund, Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Minnesota Tax-Free Fund, Wells Fargo Municipal Bond Fund, Wells Fargo North Carolina Tax-Free Fund, Wells Fargo Pennsylvania Tax-Free Fund, Wells Fargo Short-Term Municipal Bond Fund, Wells Fargo Small Cap Core Fund, Wells Fargo Strategic Municipal Bond Fund, Wells Fargo Ultra Short-Term Municipal Income Fund, Wells Fargo Wisconsin Tax-Free Fund, Wells Fargo Alternative Strategies Fund, and Wells Fargo Global Long/Short Fund.

Date of reporting period: June 30, 2016

ITEM 1.	REPORT TO STOCKHOLDERS

Annual Report

June 30, 2016

Wells Fargo

California Limited-Term Tax-Free Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo California Limited-Term Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo California Limited-Term Tax-Free Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index1, a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016. The

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	3

state of Illinois approved a six-month stopgap budget, a temporary but meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo California Limited-Term Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Adrian Van Poppel

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SFCIX)	11-18-1992	1.48	2.46	3.05	3.54	2.87	3.26	0.83	0.80
Class C (SFCCX)	8-30-2002	1.76	2.10	2.48	2.76	2.10	2.48	1.58	1.55
Administrator Class (SCTIX)	9-6-1996	–	–	–	3.78	3.09	3.48	0.77	0.60
Institutional Class (SFNCX)	10-31-2014	–	–	–	3.79	3.10	3.49	0.50	0.50
Barclays Municipal Bond 1-5 Year Blend Index[4]	–	–	–	–	2.60	1.93	3.30	–	–
Barclays California Municipal Bond 1-5 Year Blend Index[5]	–	–	–	–	2.46	1.99	3.35	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	5

Growth of $10,000 investment as of June 30, 2016[6]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Municipal Bond 1–5 Year Blend Index is the 1–5 Year Blend component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Barclays California Municipal Bond 1-5 Year Blend Index is the 1-5 Year Blend Component of the Barclays California Municipal Bond Index. You cannot invest directly in an index.

[6]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays Municipal Bond 1-5 Year Blend Index and the Barclays California Municipal Bond 1-5 Year Blend Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 2.00%.

[7]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo California Limited-Term Tax-Free Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmarks, the Barclays Municipal Bond 1–5 Year Blend Index and the Barclays California Municipal Bond 1–5 Year Blend Index, during the 12-month period that ended June 30, 2016.

■	The main contributors to results were the Fund’s longer duration and its yield-curve positioning because interest rates fell and municipal bonds rallied.

■	The Fund’s sector and credit allocation also helped. It was overweight A-rated and BBB-rated credit categories, which outperformed because medium-quality credits outperformed higher-quality ones.

■	Security selection in the housing and transportation sectors detracted from results because the Fund’s holdings underperformed those in the index.

Effective maturity distribution as of June 30, 2016[7]

Ultralow yields continued throughout the period.

With the U.S. Federal Reserve (Fed) poised to normalize its interest-rate policy, shorter-term maturities appeared less attractive at the beginning of the reporting period due to a potential backup in short-term yields. However, subdued inflation expectations, due in part to low oil prices, combined with a fragile European economy and softening Chinese economy, implied that longer maturities would outperform. As a result, we positioned the Fund to benefit from a flattening yield curve, which benefited results. The Fund was underweight the front end of the curve in maturities less than 3 years and overweight the 10-year segment. Longer-term maturities outperformed shorter-term maturities by a wide margin as the municipal curve flattened more than 110 basis points (bps; 100 bps equals 1.00%) between 2- and 10-year maturities. The Fed raised the federal funds target rate in December 2015 but signaled that the pace of further increases would be gradual and data dependent. With the Fed likely on hold for an extended period, we kept the Fund’s duration longer than the index, and this contributed to results.

Credit quality as of June 30, 2016[8]

We kept the Fund overweight A-rated and BBB-rated bonds, which was beneficial as lower-rated bonds outperformed higher-quality bonds amid strong demand from investors for yield. The Fund’s overweight allocations to the special tax, local general obligation (GO), and appropriation-debt sectors contributed to results. Issue selection detracted from results, however, because the Fund’s holdings in housing and transportation underperformed those in the index.

California benefited from economic growth and strong legal protections for bondholders.

California’s economy continues to improve, becoming the sixth-largest economy in the world in 2015 and moving ahead of Brazil and France in ranking. The California 2016–2017 state budget was enacted, with $2 billion added to the rainy day fund, leaving the fund just over half its goal of being 10% of revenues. This was the second year in a row that California did not need to issue revenue anticipation notes for cash-flow purposes. California has a strong legal framework for municipal bonds, which we believe may benefit investors by increasing bondholder security. One example of this is legislation that California passed in July 2015 that requires voter-approved local GO bonds to be secured by a statutory lien on all revenues received for the purposes of repaying the principal and interest on the bonds. An important aspect of this legislation is that it clarifies that bondholders are secured by law and can expect to be first in line for repayment should a municipality enter bankruptcy. In addition to improving bondholder protection in the event of a bankruptcy, it contributed to a tightening in credit spreads in the local GO sector.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	7

Rates may be lower for longer, making issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. We expect volatility in rates but don’t see any catalyst for materially higher rates or a steeper yield curve in the near term. In terms of Fund positioning, we expect to remain long duration relative to the index and to focus purchases on the steeper part of the yield curve to benefit from the roll down, the natural decline in yields as maturities shorten. We also expect to maintain an overweight to the A-rated and BBB-rated credit tiers. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo California Limited-Term Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,020.72	$4.02	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.89	$4.02	0.80%
Class C
Actual	$1,000.00	$1,016.92	$7.77	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.16	$7.77	1.55%
Administrator Class
Actual	$1,000.00	$1,021.94	$3.02	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Class
Actual	$1,000.00	$1,021.53	$2.50	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.39	$2.50	0.50%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo California Limited-Term Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.65%

California: 95.65%
Acalanes CA Union High School Refunding (GO Revenue)	5.00%	8-1-2022	$2,685,000	$3,311,780
Adelanto CA School District CAB Series B (GO Revenue, National Insured) ¤	0.00	9-1-2018	1,800,000	1,644,678
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	3,000,000	2,906,487
Alameda CA Corridor Transportation Authority (Airport Revenue)	5.00	10-1-2025	750,000	956,453
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,108,310
Alameda County CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,205,200
Albany CA Limited Obligation Improvement Bond Act of 1915 (Miscellaneous Revenue, Ambac Insured)	4.75	9-2-2019	1,305,000	1,314,735
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2017	155,000	162,728
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2018	475,000	522,244
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured)	6.50	8-1-2020	1,605,000	1,916,482
Alvord CA Unified School District Election of 2007 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2016	305,000	304,823
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	3,245,000	3,171,176
Anaheim CA PFA Refunding Bond Series A (Miscellaneous Revenue)	5.00	5-1-2017	1,250,000	1,295,763
Anaheim CA Redevelopment Agency Merged Project Area Series A (Tax Revenue, AGM Insured)	4.50	2-1-2018	875,000	923,965
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Children’s Hospital (Health Revenue)	4.25	12-1-2016	1,305,000	1,325,906
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Episcopal Senior Community (Housing Revenue)	5.00	7-1-2016	1,045,000	1,045,115
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Jackson Laboratory (Miscellaneous Revenue)	5.00	7-1-2019	730,000	815,242
Association of Bay Area Governments Finance Authority For Nonprofit Corporations O’Connor Woods (Health Revenue)	4.00	1-1-2019	955,000	1,031,314
Association of Bay Area Governments Finance Authority For Nonprofit Corporations Sharp Healthcare Series A (Health Revenue)	5.00	8-1-2019	500,000	564,595
Banning CA Unified School District Refunding (GO Revenue, AGM Insured)	5.00	8-1-2027	510,000	656,380
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2019	420,000	474,810
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	550,000	657,916
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2023	725,000	907,881
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	14,000,000	14,141,120
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.22	4-1-2045	5,000,000	5,002,400
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.88	4-1-2047	10,500,000	10,741,920
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series E (Transportation Revenue) ±	2.00	4-1-2034	5,000,000	5,202,350

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Brentwood CA Infrastructure Financing Authority Sub Series A (Miscellaneous Revenue, AGM Insured)	4.00%	9-2-2017	$3,825,000	$3,951,378
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2017	995,000	1,020,472
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	3.00	9-2-2018	1,030,000	1,077,905
Brentwood CA Infrastructure Financing Authority Sub Series B (Miscellaneous Revenue)	4.00	9-2-2021	1,135,000	1,291,006
California (GO Revenue) ±	4.00	12-1-2027	9,015,000	9,297,710
California (GO Revenue, Ambac Insured)	5.00	10-1-2016	10,000	10,041
California (GO Revenue)	5.00	10-1-2021	6,795,000	8,180,365
California (GO Revenue)	5.00	9-1-2022	2,240,000	2,756,656
California (GO Revenue)	5.00	11-1-2022	2,500,000	3,090,800
California (GO Revenue)	5.00	9-1-2023	10,730,000	13,520,015
California (GO Revenue)	5.00	10-1-2023	8,400,000	10,605,672
California (GO Revenue)	5.00	9-1-2025	9,000,000	11,700,810
California (GO Revenue)	5.25	10-1-2022	2,750,000	3,433,485
California Community College Financing Authority Shasta-Tehama-Trinity Joint District Series A (Miscellaneous Revenue)	2.25	5-1-2017	435,000	439,672
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	3.00	6-1-2017	380,000	386,433
California Communities Transportation Total Road Improvement Certificate of Participation Series B (Tax Revenue)	4.00	6-1-2018	390,000	410,771
California Department of Veterans Affairs Home Purchase Series A (Housing Revenue)	3.50	12-1-2021	1,795,000	1,997,081
California Department of Water Resources Central Valley Project Water System Series AM (Water & Sewer Revenue)	5.00	12-1-2017	6,595,000	7,019,256
California Economic Recovery Refunding Series A (Tax Revenue)	5.00	7-1-2018	3,800,000	4,133,944
California Health Facilities Financing Refunding (Health Revenue)	5.00	8-15-2027	450,000	590,535
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	15,000	15,053
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	60,000	61,500
California HFA Home Mortgage Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	3.75	8-1-2020	745,000	813,354
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.00	3-1-2019	700,000	779,268
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	4,000,000	4,763,200
California HFFA Chinese Hospital Associates (Health Revenue)	5.00	6-1-2019	200,000	222,746
California HFFA Fellowship Homes Incorporated (Health Revenue)	5.00	9-1-2019	1,135,000	1,225,289
California HFFA Memorial Health Services Series A (Health Revenue)	5.00	10-1-2023	2,475,000	3,034,870
California HFFA St. Joseph Health System Series B (Health Revenue) ±	5.00	7-1-2043	2,000,000	2,108,880
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.00	8-1-2023	805,000	891,425
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2023	735,000	886,138
California Municipal Finance Authority Community Medical Centers Series A (Health Revenue)	5.00	2-1-2024	500,000	614,295
California Municipal Finance Authority Mobile Senior Caritas Affordable Housing Incorporated Projects Series A (Housing Revenue)	5.00	8-15-2019	515,000	571,284
California Municipal Finance Authority Northbay Healthcare Series A (Health Revenue) ±	2.49	11-1-2027	5,000,000	5,001,850
California Municipal Finance Authority Palmdale Aerospace Academy Project (Education Revenue) 144A	4.00	7-1-2026	2,000,000	2,144,900
California Municipal Finance Authority Peppertree Senior Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	2.80	6-1-2023	2,500,000	2,678,250
California Municipal Finance Authority Village Grove Apartments Series A (Housing Revenue, FHLMC Insured, FHLMC LIQ)	3.10	12-1-2021	1,000,000	1,084,590

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Limited-Term Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California PCFA Republic Services Incorporated Project Series C (Resource Recovery Revenue) ±	5.25%	6-1-2023	$3,245,000	$3,433,632
California Public Works Board Capital Project Series G (Miscellaneous Revenue)	5.00	11-1-2020	3,000,000	3,517,680
California Public Works Board Department of Corrections & Rehabilitation Series A (Miscellaneous Revenue)	6.50	9-1-2017	835,000	866,563
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	4.00	6-1-2018	1,625,000	1,726,465
California Public Works Board Department of Corrections & Rehabilitation Series C (Miscellaneous Revenue)	5.00	10-1-2022	1,500,000	1,841,340
California Public Works Board Judicial Council Projects Series B (Miscellaneous Revenue)	5.00	10-1-2022	500,000	613,780
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.00	12-1-2019	1,000,000	1,139,680
California Public Works Board Refunding Department General Service Series F (Miscellaneous Revenue)	5.00	5-1-2023	1,595,000	1,981,405
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.00	11-1-2020	1,250,000	1,465,700
California Refunding Bond (GO Revenue)	5.25	9-1-2022	4,000,000	4,982,040
California School Finance Authority Coastal Academy Project Series A (Education Revenue)	5.00	10-1-2022	375,000	413,629
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2022	1,545,000	1,816,101
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2023	800,000	955,488
California School Finance Authority Refunding Aspire Public School (Education Revenue) 144A	5.00	8-1-2024	350,000	423,668
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2021	400,000	440,172
California School Finance Authority Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2026	500,000	563,965
California State Index Series E (GO Revenue) ±	1.16	12-1-2029	5,000,000	5,002,000
California Statewide CDA Adventist Health Systems West Series A (Health Revenue)	5.00	3-1-2024	800,000	997,976
California Statewide CDA American Baptist Homes West Series B-3 (Health Revenue)	2.10	10-1-2019	2,930,000	2,931,875
California Statewide CDA California Baptist University Series A (Education Revenue)	5.13	11-1-2023	715,000	791,276
California Statewide CDA California Baptist University Series B (Education Revenue)	3.50	11-1-2018	705,000	718,148
California Statewide CDA Episcopal Communities and Services (Health Revenue)	4.00	5-15-2017	450,000	462,200
California Statewide CDA Eskaton Properties Incorporated Obligated Group (Health Revenue)	4.00	11-15-2016	1,000,000	1,010,370
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.52	7-1-2040	1,000,000	1,000,000
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2021	500,000	589,725
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2022	395,000	474,861
California Statewide CDA Henry Mayo Newhall Memorial Hospital Series A (Health Revenue, AGM Insured)	5.00	10-1-2023	500,000	610,315
California Statewide CDA Kaiser Permanente Series E (Health Revenue) ±	5.00	4-1-2044	4,000,000	4,142,320
California Statewide CDA Redwoods Project (Health Revenue)	3.00	11-15-2018	400,000	421,896
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2019	250,000	283,908
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2020	210,000	245,072
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2021	200,000	238,610
California Statewide CDA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	11-15-2022	200,000	243,542
California Statewide CDA School Facilities (Education Revenue)	5.88	7-1-2022	1,735,000	1,952,257

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series B (Health Revenue)	3.00%	8-1-2021	$5,200,000	$5,234,944
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	2,000,000	2,009,340
California Statewide CDA St. Joseph Hospital (Health Revenue, AGM Insured)	4.50	7-1-2018	400,000	412,896
California Statewide CDA University of California Irvine East Campus Apartments Phase I (Housing Revenue)	5.00	5-15-2017	1,000,000	1,037,280
California Statewide Community Loma Linda University Medical Series A (Health Revenue) 144A	5.00	12-1-2025	2,465,000	3,007,054
California Statewide Community Refunding University California Irvine East (Housing Revenue)	5.00	5-15-2025	1,000,000	1,265,520
California Statewide Community Refunding University California Irvine East (Housing Revenue)	5.00	5-15-2026	1,000,000	1,284,570
California Statewide Community Refunding University California Irvine East (Housing Revenue)	5.00	5-15-2027	1,000,000	1,277,960
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	4.00	4-1-2017	400,000	406,740
California Statewide HFFA Casa Colina Obligated Group (Health Revenue)	5.00	4-1-2018	400,000	421,836
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2024	350,000	365,722
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2025	350,000	365,586
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2026	375,000	391,699
Campbell CA Union High School Capital Projects and Refinancing (Miscellaneous Revenue)	5.00	8-1-2027	300,000	313,242
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2017	415,000	425,130
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2018	300,000	313,290
Carlsbad CA Improvement Bond Act of 1915 (Miscellaneous Revenue)	3.00	9-2-2019	540,000	571,412
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2020	775,000	892,374
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2021	855,000	1,006,771
Carson CA RDA Project Area #1 Series A (Tax Revenue, AGM Insured)	5.00	10-1-2022	600,000	720,612
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2020	2,295,000	2,645,263
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2021	2,425,000	2,861,233
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2022	2,550,000	3,071,526
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2023	1,735,000	2,127,821
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series A (Tax Revenue, AGM Insured)	5.00	8-1-2024	1,770,000	2,221,545
Cathedral City CA Redevelopment Agency Refunding Merged Redevelopment Project Series B (Tax Revenue)	4.00	8-1-2017	435,000	450,099
Central California Unified School District Refunding (GO Revenue, AGM Insured)	4.00	7-1-2020	500,000	563,010
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2021	400,000	478,748
Central California Unified School District Refunding (GO Revenue, AGM Insured)	5.00	7-1-2022	750,000	918,735
Centralia CA School District (GO Revenue, AGM Insured)	4.00	8-1-2018	375,000	399,975
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2022	1,830,000	2,189,339
Chino CA PFA Local Agency Series A (Tax Revenue, AGM Insured)	5.00	9-1-2024	660,000	818,631
Chula Vista CA Certificate of Participation Refunding Bond Police Facility Project (Miscellaneous Revenue)	5.00	10-1-2021	720,000	857,441
Chula Vista CA Elementary School District (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2024	1,370,000	1,730,927

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Limited-Term Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00%	8-1-2020	$2,455,000	$2,745,206
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2021	2,230,000	2,538,119
Coachella Valley CA Unified School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2022	1,000,000	1,156,600
Colton CA PFA Series A (Utilities Revenue)	4.00	4-1-2019	415,000	450,433
Commerce CA Community Development Commission Refunding Series A (Tax Revenue, AGM Insured)	5.00	8-1-2026	1,710,000	2,204,139
Commerce CA Community Development Commission Refunding Series A (Tax Revenue, AGM Insured)	5.00	8-1-2027	1,760,000	2,236,256
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	2,110,000	1,655,633
Compton CA Community College District (GO Revenue)	5.00	7-1-2017	1,225,000	1,271,893
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,075,000	3,040,652
Corcoran CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured) ±	2.70	12-1-2039	4,500,000	4,532,085
Corona Norco CA Unified School District Junior Lien Series B (Tax Revenue)	2.50	9-1-2016	445,000	446,375
Cotati Rohnert Park CA Unified School District Series B (GO Revenue, AGM Insured)	5.00	8-1-2020	2,275,000	2,639,978
Culver City CA Redevelopment Agency CAB Tax Allocation Series A (Tax Revenue) ¤	0.00	11-1-2019	2,575,000	2,388,467
Cypress CA Elementary School District (Miscellaneous Revenue)	2.00	5-1-2017	335,000	338,229
Cypress CA Elementary School District (Miscellaneous Revenue)	2.25	5-1-2018	455,000	466,020
Delano CA Certificate of Participation Delano Regional Medical Center (Health Revenue)	4.00	1-1-2017	1,305,000	1,322,604
Delano CA Financing Authority Police Station Project Series A (Miscellaneous Revenue)	4.00	12-1-2016	1,040,000	1,054,144
Desert Sands CA Unified School District Certification of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2024	1,500,000	1,867,725
Deutsche Bank SPEARS/LIFERS Trust Series DB-649 (GO Revenue, National Insured, Deutsche Bank LIQ) 144Aø	0.63	6-1-2031	8,501,000	8,501,000
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	9-1-2019	210,000	229,142
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	250,000	296,595
Dinuba CA RDA Successor Agency Merged City Project #2 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	302,955
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2021	1,210,000	1,442,114
Dixon CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2022	1,285,000	1,566,197
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2016	460,000	462,139
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2017	475,000	485,222
El Centro CA Financing Authority Series A (Water & Sewer Revenue, AGM Insured)	2.50	10-1-2018	485,000	502,761
El Cerrito CA Redevelopment Agency Tax Allocation Series A (Tax Revenue, National Insured)	5.00	7-1-2019	355,000	355,742
El Dorado CA Community Facilities District #19-1 (Tax Revenue)	4.00	9-1-2018	1,000,000	1,063,610
El Dorado CA Community Facilities District #92-1 (Tax Revenue)	4.00	9-1-2017	1,135,000	1,174,021
El Monte CA Union High School Refunding (GO Revenue)	5.00	6-1-2021	1,315,000	1,562,575
Encinitas CA Community Facilities District Ranch Public Improvements Project (Tax Revenue)	4.00	9-1-2017	1,180,000	1,222,020
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2020	1,000,000	1,160,430
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2021	3,170,000	3,763,995
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2022	2,395,000	2,898,788
Fairfield CA RDA Successor Agency Refunding (Tax Revenue)	5.00	8-1-2023	1,025,000	1,264,020

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00%	9-1-2019	$1,000,000	$1,124,680
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2020	1,000,000	1,153,910
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2021	1,250,000	1,476,800
Florin CA Resource Conservation District Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2022	1,250,000	1,507,663
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	8,750,000	9,085,038
Fowler CA Unified School District School Facilities Improvement District #1 (GO Revenue, National Insured)	5.20	7-1-2020	1,420,000	1,517,100
Fremont CA Community Facilities District (Tax Revenue)	5.00	9-1-2024	1,000,000	1,216,050
Fresno County CA Financing Authority Lease Series A (Miscellaneous Revenue, AGM Insured)	3.00	8-1-2019	970,000	1,035,941
Fullerton CA Community Facilities District (Tax Revenue)	3.50	9-1-2017	565,000	581,153
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2018	610,000	647,716
Fullerton CA Community Facilities District (Tax Revenue)	4.00	9-1-2019	665,000	722,576
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	4.00	9-1-2018	400,000	425,444
Fullerton CA School District Financing Authority Series A (Tax Revenue, AGM Insured)	3.00	9-1-2017	450,000	460,557
Garden Grove CA Agency Community Refunding Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	770,000	882,374
Garden Grove CA Agency Community Refunding Garden Grove Community Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	3,015,000	3,680,260
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2019	125,000	142,931
Goleta CA Water District Certificate of Participation Series A (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2020	140,000	164,741
Hawthorne CA School District CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2016	155,000	154,907
Hawthorne CA School District CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2017	165,000	163,055
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	705,000	720,031
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2018	725,000	755,697
Hayward CA Unified School District Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2019	750,000	795,803
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2022	500,000	606,800
Hayward CA Unified School District Certificate of Participation (GO Revenue, AGM Insured)	5.00	8-1-2023	805,000	996,373
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ±	1.06	10-1-2036	4,905,000	4,904,804
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2019	2,875,000	3,164,426
Huntington Beach CA City School District Election of 2002 (GO Revenue)	4.00	8-1-2021	505,000	581,518
Huntington Beach CA City School District Election of 2002 (GO Revenue)	5.00	8-1-2020	3,150,000	3,679,389
Imperial Beach CA RDA Palm Avenue Commercial Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	775,000	855,530
Imperial CA PFA Wastewater Facility (Water & Sewer Revenue)	4.00	10-15-2016	265,000	267,390
Inglewood CA PFA (Miscellaneous Revenue)	5.00	8-1-2016	1,000,000	1,003,570
Irvine CA Limited Obligation Improvement Bonds Reassessment District #12-1 (Miscellaneous Revenue)	4.00	9-2-2018	1,325,000	1,413,338

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Limited-Term Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00%	9-2-2023	$800,000	$968,488
Irvine CA Limited Obligation Improvement Bonds Reassessment District #15-2 (Miscellaneous Revenue)	5.00	9-2-2024	850,000	1,040,808
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2020	320,000	372,170
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2021	340,000	406,620
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2022	365,000	446,833
Irwindale CA CDA City Industrial Development Project (Tax Revenue, AGM Insured)	5.00	7-15-2023	375,000	470,573
Jurupa CA PFA Series A (Tax Revenue)	5.00	9-1-2020	550,000	636,350
Keyes CA Unified School District CAB (GO Revenue, National Insured) ¤	0.00	8-1-2016	155,000	154,881
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2019	950,000	1,073,975
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,045,000	1,219,243
La Habra CA School District Refunding Bond (GO Revenue)	5.00	8-1-2021	805,000	965,525
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2019	1,150,000	1,292,094
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2020	1,045,000	1,202,617
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2021	565,000	675,723
La Quinta CA Redevelopment Agency Project Areas #1 & 2 Series A (Tax Revenue)	5.00	9-1-2022	615,000	749,470
Lake Elsinore CA School Financing Authority (Tax Revenue)	3.00	9-1-2016	1,420,000	1,423,223
Lee Lake CA Public Financing Authority Senior Lien Series A (Tax Revenue)	4.00	9-1-2017	1,620,000	1,675,696
Los Alamitos CA Unified School BAN School Facilities Improvement (GO Revenue) ¤	0.00	9-1-2016	1,000,000	999,140
Los Angeles CA Convention & Exhibit Center Authority Series A (Miscellaneous Revenue)	5.00	8-15-2020	2,000,000	2,185,640
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	3-1-2022	3,000,000	3,624,240
Los Angeles CA Municipal Improvement Corporation Series A (Miscellaneous Revenue)	5.00	5-1-2023	475,000	589,722
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2021	300,000	355,836
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2022	350,000	424,603
Los Angeles CA Municipal Improvement Corporation Series B (Miscellaneous Revenue)	5.00	5-1-2023	350,000	434,532
Los Angeles CA Public Works Series D (Miscellaneous Revenue)	5.00	12-1-2026	1,575,000	2,033,246
Los Angeles CA Public Works Series D (Miscellaneous Revenue)	5.00	12-1-2027	1,605,000	2,060,290
Los Angeles CA Unified School District Certificate of Participation Headquarters Building Projects Series B (Miscellaneous Revenue)	5.00	10-1-2025	1,875,000	2,276,794
Los Angeles CA Unified School District Election of 2004 Series F (GO Revenue, FGIC Insured)	5.00	7-1-2020	2,500,000	2,500,300
Los Angeles CA Unified School District Refunding Bond Series A (GO Revenue)	5.00	7-1-2026	10,430,000	13,585,701
Los Angeles CA Unified School District Refunding Bond Series A (GO Revenue)	5.00	7-1-2027	2,500,000	3,238,000
Los Angeles CA Unified School District Refunding Bond Series D (GO Revenue)	5.00	7-1-2023	6,180,000	7,769,434
Los Angeles County CA Capital Asset Leasing Corporation Series B (Miscellaneous Revenue, Ambac Insured)	6.00	12-1-2016	3,285,000	3,359,767
Los Angeles County CA Certificate of Participation CAB Disney Package Project (Miscellaneous Revenue) ¤	0.00	3-1-2017	675,000	672,017
Los Angeles County CA Community Facilities District #5 Rowland Heights Area (Tax Revenue, AGM Insured)	5.00	9-1-2019	615,000	619,914
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2017	7,880,000	8,236,728
Los Angeles County CA Public Works Financing Authority Master Project Series B (Miscellaneous Revenue, National Insured)	5.00	9-1-2018	400,000	403,024
Los Angeles County CA Public Works Multiple Capital Projects II (Miscellaneous Revenue)	5.00	8-1-2020	500,000	582,840

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Los Angeles County CA Redevelopment Refunding Authority Hollywood Redevelopment Project (Tax Revenue)	5.00%	7-1-2019	$1,780,000	$2,001,948
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2018	2,570,000	2,799,116
Los Angeles County CA Redevelopment Refunding Authority Series D (Tax Revenue)	5.00	9-1-2019	2,545,000	2,859,460
Los Angeles County CA Regional MonteCedro Incorporated Project Series B1 (Health Revenue)	3.00	11-15-2021	2,750,000	2,756,655
Los Angeles County CA Schools Regionalized Business Services Corporation Series A (Miscellaneous Revenue, AGM Insured)	3.00	9-1-2017	595,000	608,959
Los Angeles County CA Schools Regionalized Business Services Corporation Series B (Miscellaneous Revenue, National Insured)	5.00	6-1-2017	1,010,000	1,048,016
Lynwood CA Unified School District BAN Series A (GO Revenue)	5.00	8-1-2017	3,000,000	3,141,480
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.25	6-1-2018	1,115,000	1,168,453
Mendocino County CA Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	3.00	6-1-2017	1,085,000	1,108,414
Menifee CA Union School District Public Series A (Tax Revenue)	4.00	9-1-2022	540,000	620,854
Merced CA Union High School CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,190,000	2,095,348
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.00	9-1-2018	595,000	632,848
Modesto CA Community Facilities District #2004-1 Village One #2 (Tax Revenue)	4.50	9-1-2019	605,000	666,758
Modesto CA Irrigation District Electric Refunding Bond Series A (Utilities Revenue)	5.00	7-1-2020	500,000	583,100
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2016	725,000	727,291
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2017	755,000	782,127
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2018	785,000	835,766
Monrovia CA RDA Subordinated Central Project #1 (Tax Revenue)	4.00	8-1-2019	815,000	890,502
Montclair CA PFA Public Facilities Projects (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	500,000	519,770
Mountain View Whisman CA Refunding (GO Revenue)	5.00	9-1-2019	1,000,000	1,135,670
Mountain View Whisman CA Refunding (GO Revenue)	5.00	9-1-2020	1,600,000	1,876,432
Murrieta CA PFA (Tax Revenue)	5.00	9-1-2017	870,000	910,586
Murrieta Valley CA Unified School District Refunding (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2027	2,000,000	2,605,960
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2017	955,000	981,816
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2018	1,025,000	1,076,117
Natomas CA Unified School District (GO Revenue, AGM Insured)	3.00	9-1-2019	1,000,000	1,069,890
Newhall CA School District BAN School Facilities Improvement (GO Revenue) ¤	0.00	8-1-2017	9,000,000	8,932,770
Newhall CA School District CAB BAN (Miscellaneous Revenue) ¤	0.00	8-1-2018	14,680,000	14,486,518
North City CA West School Facilities Financing Authority Series C (Tax Revenue, Ambac Insured)	5.00	9-1-2018	1,125,000	1,218,611
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	280,000	303,447
Norwalk CA Community Facilities Financing Series A (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	350,000	386,369
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2018	610,000	646,826
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2019	625,000	677,338
Norwalk CA Community Facilities Financing Series B (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2020	650,000	717,542
Oak Valley CA Hospital District Refunding (GO Revenue)	4.00	7-1-2020	500,000	554,140
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2021	950,000	1,124,268
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2022	750,000	906,383
Oak Valley CA Hospital District Refunding (GO Revenue)	5.00	7-1-2023	755,000	927,518

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Limited-Term Tax-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Oakland CA Joint Powers Financing Authority Series A1 (Miscellaneous Revenue, AGC Insured)	5.25%	1-1-2017	$1,885,000	$1,928,751
Oakland CA Redevelopment Agency Refunding Sub Housing Set-Aside Series A (Tax Revenue, Ambac Insured)	5.00	9-1-2018	2,000,000	2,015,120
Oakland CA Successor Agency Refunding Sub Lien Central District Redevelopment Project (Tax Revenue)	4.00	9-1-2018	3,215,000	3,432,656
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	3.00	8-1-2016	540,000	541,021
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2016	3,425,000	3,437,364
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2017	2,250,000	2,346,300
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2022	750,000	888,113
Oakland CA Unified School District Alameda County Election of 2012 Series A (GO Revenue)	5.00	8-1-2024	600,000	736,446
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2023	375,000	464,959
Orange County CA Community Facilities #2015-1 Esencia Village Series A (Tax Revenue)	5.00	8-15-2025	335,000	419,092
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2018	200,000	218,420
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2019	1,085,000	1,226,104
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	3-1-2020	1,110,000	1,267,132
Orange County CA Development Agency Santa Ana Heights Project (Tax Revenue)	5.00	9-1-2020	1,140,000	1,318,980
Orange Cove CA Irrigation District (Water & Sewer Revenue)	3.15	2-1-2019	660,000	661,525
Oxnard CA Financing Authority Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2021	735,000	865,845
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2018	2,275,000	2,447,422
Palm Springs CA Financing Authority Convention Center Project Series A (Miscellaneous Revenue)	3.00	11-1-2017	1,280,000	1,315,891
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	2.50	9-2-2016	330,000	330,878
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	3.00	9-2-2018	415,000	430,749
Palo Alto CA Improvement Bond Act of 1915 University Area Off-Street Parking Assessment District (Miscellaneous Revenue)	4.00	9-2-2021	450,000	501,170
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	736,393	784,531
Palomar CA Palomar County CAB Election of 2006 Series B (GO Revenue) ¤	0.00	8-1-2016	250,000	249,890
Palomar CA Palomar County CAB Election of 2006 Series B (GO Revenue) ¤	0.00	8-1-2017	880,000	872,854
Palomar Pomerado CA Health System CAB (GO Revenue, National Insured) ¤	0.00	8-1-2017	2,000,000	1,977,920
Palos Verdes Peninsula CA Refunding Series B (GO Revenue) %%	5.00	11-1-2023	740,000	932,718
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2016	635,000	636,410
Perris CA Community Facilities District Refunding #01-2 Series A (Tax Revenue)	2.00	9-1-2017	670,000	675,199
Pioneers Memorial Healthcare District California Refunding (GO Revenue)	4.00	10-1-2017	810,000	837,232
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2021	1,885,000	2,234,121
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2021	2,000,000	2,369,460
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2022	1,305,000	1,579,507
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	8-1-2023	780,000	963,066
Pittsburg CA Successor Agency Los Medanos Community Development (Tax Revenue, AGM Insured)	5.00	9-1-2025	3,500,000	4,413,465

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00%	8-1-2019	$580,000	$631,753
Placentia CA Redevelopment Agency Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	600,000	688,014
Placentia Yorba Linda CA Refunding Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,264,720
Placentia Yorba Linda CA Refunding Project Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2026	400,000	506,204
Pomona CA Public Financing Authority Unrefunded Balance Merfed Redevelopment – Series AH (Tax Revenue, Ambac Insured)	5.25	2-1-2018	725,000	727,973
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2016	805,000	807,399
Pomona Valley CA Educational Joint Powers Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2017	1,635,000	1,693,517
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2017	625,000	639,694
Poway CA Unified School District PFA (Tax Revenue)	3.00	9-15-2018	755,000	786,023
Poway CA Unified School District PFA (Tax Revenue)	4.00	9-15-2020	335,000	370,483
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	300,000	333,597
Poway CA Unified School District PFA (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	185,000	208,523
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2024	1,115,000	1,374,104
Poway CA Unified School District PFA Series B (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	775,000	970,595
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2017	495,000	512,018
Poway CA Unified School District Special Community Facilities District #6-4S Ranch (Tax Revenue)	4.00	9-1-2018	445,000	472,514
Rancho Santa Fe CA Community Services District Superior Lien Series A (Tax Revenue)	3.50	9-1-2016	725,000	728,292
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2016	225,000	224,876
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2018	345,000	336,182
Redondo Beach CA Unified School District CAB Election of 2008 Series E (GO Revenue) ¤	0.00	8-1-2020	460,000	432,179
Riverside CA Community College District Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2020	535,000	506,688
Riverside CA PFA Local Measure Certificate of Participation Riverside Pavement Rehabilitation Project (Tax Revenue, AGM Insured)	5.00	6-1-2023	845,000	1,020,583
Riverside CA Unified School District Financing Authority Superior Lien Series A (Miscellaneous Revenue)	4.00	9-1-2018	1,735,000	1,842,275
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2016	640,000	647,379
Riverside County CA Asset Leasing Corporation County Administrative Center Refunding Project (Miscellaneous Revenue)	4.00	11-1-2017	490,000	511,418
Riverside County CA Asset Leasing Corporation Riverside Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2019	1,000,000	960,270
Riverside County CA PFA Indian Wells Project Series A (Tax Revenue, AGM Insured)	5.00	9-1-2020	1,610,000	1,871,818
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2018	810,000	855,368
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	4.00	5-1-2020	795,000	876,424
Riverside County CA Public Financing County Facilities Projects (Miscellaneous Revenue)	5.00	5-1-2019	840,000	933,878
Robla CA School District Series B (GO Revenue, National Insured) ¤	0.00	8-1-2018	320,000	312,922

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Limited-Term Tax-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Romoland CA School District Community Facilities District #2004-1 (Tax Revenue)	4.00%	9-1-2019	$850,000	$926,466
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	4.00	9-1-2019	875,000	956,585
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2020	1,050,000	1,220,762
Roseville CA Special Tax Refunding Community Facilities District (Tax Revenue)	5.00	9-1-2021	500,000	597,810
Sacramento CA City Financing Refunding Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	800,000	983,336
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	1,050,000	1,164,272
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	1,185,000	1,355,048
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2021	830,000	974,188
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2022	775,000	930,535
Sacramento CA City Schools Joint Powers Financing Authority Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2023	815,000	1,000,429
Sacramento CA District Refunding Series D (Utilities Revenue) %%	5.00	8-15-2027	3,250,000	4,329,033
Sacramento CA Regional Transportation District Farebox (Transportation Revenue)	5.00	3-1-2019	500,000	552,080
Salinas CA Union High School District CAB (GO Revenue) ¤	0.00	8-1-2020	5,000,000	4,688,900
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	1,000,000	1,143,420
San Bernardino County CA Certificate of Participation Justice Center Airport Improvements (Miscellaneous Revenue, National Insured)	5.00	7-1-2016	430,000	430,047
San Bernardino County CA Certificate of Participation Medical Centre Financing Project (Miscellaneous Revenue, National Insured)	5.50	8-1-2017	590,000	603,240
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	2,000,000	2,260,020
San Buenaventura CA Community Mental Health System (Health Revenue)	6.50	12-1-2021	2,585,000	3,143,489
San Diego CA Community Facilities District #3 (Tax Revenue)	5.00	9-1-2016	415,000	418,357
San Diego CA Public Facilities Financing Authority Refunding Ballpark (Miscellaneous Revenue)	5.00	10-15-2026	1,500,000	1,931,370
San Diego CA Public Facilities Financing Authority Refunding Ballpark (Miscellaneous Revenue)	5.00	10-15-2027	500,000	638,420
San Diego CA RDA CAB Tax Allocation Center Series A (Tax Revenue, AGM Insured) ¤	0.00	9-1-2018	635,000	616,509
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.00	9-1-2016	380,000	382,094
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	4.50	9-1-2017	345,000	359,097
San Diego CA Redevelopment Agency Refunding Series A (Tax Revenue)	5.00	9-1-2025	2,750,000	3,584,378
San Diego CA Redevelopment Agency Refunding Series A (Tax Revenue)	5.00	9-1-2026	1,500,000	1,936,260
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	3.00	8-1-2016	400,000	401,012
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	3.00	8-1-2017	205,000	209,895
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	4.00	8-1-2017	885,000	915,957
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2018	500,000	544,610
San Francisco CA City & County RDA Successor Agency Community Facilities District #6 Series A (Tax Revenue)	5.00	8-1-2019	555,000	624,436
San Francisco CA City & County RDFA Mission Bay North Redevelopment Series C (Tax Revenue)	4.50	8-1-2016	310,000	311,076
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2020	500,000	579,705
San Francisco CA City & County RDFA Mission Bay South Redevelopment Series A (Tax Revenue)	5.00	8-1-2022	375,000	455,588

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Francisco CA City & County RDFA San Francisco Redevelopment Project Series B (Tax Revenue, National Insured)	5.25%	8-1-2018	$1,155,000	$1,164,667
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2021	275,000	325,562
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2022	500,000	604,120
San Gorgonio CA Memorial Healthcare Refunding (GO Revenue)	5.00	8-1-2023	1,000,000	1,230,480
San Joaquin Hills County CA Transportation Corridor Agency Series A (Transportation Revenue)	5.00	1-15-2017	1,500,000	1,535,385
San Jose CA Airport Series A (Airport Revenue, Ambac Insured)	5.50	3-1-2018	4,350,000	4,672,727
San Jose CA Airport Series A (Airport Revenue, AGM/Ambac Insured)	5.50	3-1-2019	5,220,000	5,390,851
San Jose CA Convention Center Expansion & Renovation Project (Tax Revenue)	5.25	5-1-2023	1,465,000	1,725,843
San Jose CA Libraries & Parks Project (GO Revenue)	5.00	9-1-2017	715,000	717,881
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.36	8-1-2016	400,000	401,376
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	4.54	8-1-2018	1,035,000	1,038,571
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	8-1-2017	2,000,000	2,007,840
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A (Tax Revenue, National Insured)	5.25	8-1-2019	1,125,000	1,129,613
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series A-1 (Tax Revenue)	5.00	8-1-2022	800,000	913,920
San Jose CA Redevelopment Agency Tax Refunding Merged Area Redevelopment Project Series D (Tax Revenue, Ambac Insured)	5.00	8-1-2021	2,635,000	2,749,254
San Jose CA Union Elementary School District Series B (GO Revenue)	3.00	9-1-2017	1,000,000	1,028,480
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2019	100,000	110,305
San Luis & Delta-Mendota CA Water Authority Delta Habitat Conservation & Conveyance Program Development Project Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2020	100,000	113,511
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2016	445,000	446,700
San Marcos CA PFA Series B (Tax Revenue)	3.00	9-1-2017	455,000	465,674
San Marcos CA PFA Series B (Tax Revenue)	4.00	9-1-2018	1,000,000	1,061,830
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	220,000	255,908
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	270,000	321,716
San Marcos CA Unified School District Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	250,000	304,608
San Mateo County CA Transportation Authority Series A (Tax Revenue, National Insured) ¤	0.00	12-1-2018	270,000	261,185
San Mateo Foster City CA School District (GO Revenue)	5.00	8-15-2020	2,000,000	2,341,520
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2021	1,775,000	2,104,014
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2022	1,865,000	2,261,797
San Pablo CA Redevelopment Agency Series B (Tax Revenue, AGM Insured)	5.00	6-15-2023	1,945,000	2,406,782
Santa Ana CA Community Redevelopment Agency Merged Project Area Series A (Tax Revenue)	5.25	9-1-2019	1,000,000	1,130,000
Santa Ana CA Unified School District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2020	1,815,000	1,709,095
Santa Clara County CA Financing Authority Capital Projects Series A (Miscellaneous Revenue)	4.00	2-1-2024	6,000,000	6,857,880
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2020	150,000	167,115

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Limited-Term Tax-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00%	8-1-2021	$125,000	$148,151
Santa Cruz County CA Capital Financing Public Facilities Project (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2022	165,000	199,708
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2016	495,000	498,698
Santa Cruz County CA Redevelopment Agency Live Oak Soquel Community Series A (Tax Revenue, National Insured)	5.25	9-1-2017	495,000	519,869
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	625,000	707,331
Santa Cruz County CA Redevelopment Successor Agency Tax Allocation Refunding (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2020	1,000,000	1,166,790
Santa Fe Springs CA Community Development Commission Consolidated Redevelopment Project Series A (Tax Revenue, National Insured)	5.00	9-1-2017	750,000	784,988
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2016	215,000	215,617
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2017	220,000	226,807
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2018	230,000	243,145
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2019	225,000	243,209
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2021	345,000	386,780
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2022	425,000	482,694
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2023	405,000	464,535
Sierra Kings CA Health Care Refunding (GO Revenue)	4.00	8-1-2024	420,000	486,952
Signal Hill CA Redevelopment Project #1 (Tax Revenue)	4.13	10-1-2016	550,000	554,912
Simi Valley CA Unified School District Refunding and Capital Improvement Project (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2017	380,000	388,926
Solana Beach CA School District Special Tax PFA (Tax Revenue)	3.00	9-1-2016	450,000	451,697
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2018	330,000	350,404
Solana Beach CA School District Special Tax PFA (Tax Revenue)	4.00	9-1-2019	735,000	798,636
South Monterey County CA Joint Union High School District (GO Revenue) ##	3.00	8-1-2016	1,345,000	1,347,717
South Monterey County CA Joint Union High School District (GO Revenue)	3.00	8-1-2017	1,485,000	1,519,304
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	3,000,000	2,981,940
South Western CA Community College District Refunding Bond (GO Revenue)	5.00	8-1-2020	1,250,000	1,458,975
South Western CA Community College District Refunding Bond (GO Revenue)	5.00	8-1-2021	2,710,000	3,250,401
Southern CA Mono Healthcare District (GO Revenue)	3.00	8-1-2016	615,000	616,082
Southern CA Mono Healthcare District (GO Revenue)	3.00	8-1-2017	300,000	304,974
Southern CA Mono Healthcare District (GO Revenue)	4.00	8-1-2019	845,000	906,482
Southern CA Public Power Authority Refunding Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2026	1,000,000	1,195,520
Southern CA Public Power Authority Refunding Canyon Power Project Series A (Utilities Revenue)	5.00	7-1-2027	1,000,000	1,193,500
Stanislaus County CA Schools Infrastructure Financing Agency (Tax Revenue, AGM Insured)	5.00	9-1-2021	1,300,000	1,540,149
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2017	400,000	416,944
Stanton CA Redevelopment Agency Consolidated Project Series A (Tax Revenue, AGM Insured)	4.00	12-1-2018	410,000	438,798
Successor Agency to the Morgan Hill CA Redevelopment Agency Series A (Tax Revenue)	5.00	9-1-2021	1,055,000	1,261,569
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2017	460,000	470,897
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	400,000	428,380

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Successor Agency to the Rancho Mirage CA Redevelopment Agency Refunding Sub Lien Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	4-1-2019	$580,000	$643,000
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	4-1-2018	750,000	790,200
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2018	550,000	589,023
Successor Agency to the Rancho Mirage CA Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	4-1-2019	1,450,000	1,607,499
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	4.50	9-1-2025	160,000	191,426
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2021	310,000	364,380
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2022	300,000	359,688
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2023	265,000	322,852
Successor Agency to the Richmond CA Community Redevelopment Agency Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2025	150,000	188,297
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2020	405,000	471,679
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2022	445,000	541,400
Successor Agency to the Riverside County CA Redevelopment Agency Desert Communities Project Area Series D (Tax Revenue)	5.00	10-1-2023	470,000	582,274
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2020	365,000	425,094
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2022	240,000	291,991
Successor Agency to the Riverside County CA Redevelopment Agency Project Area #1 Series A (Tax Revenue)	5.00	10-1-2023	460,000	569,885
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2020	600,000	694,200
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2021	600,000	710,838
Successor Agency to the Vacaville CA Redevelopment Agency Projects (Tax Revenue)	5.00	9-1-2022	1,050,000	1,266,437
Sulphur Springs CA Union School CAB Anticipation Notes Series A (Miscellaneous Revenue) ¤	0.00	1-1-2018	2,750,000	2,714,360
Sulphur Springs CA Union School District SPL Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2016	75,000	75,326
Sulphur Springs CA Union School District SPL Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2017	150,000	154,349
Sulphur Springs CA Union School District SPL Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2018	275,000	289,080
Sulphur Springs CA Union School District SPL Prerefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2019	295,000	315,871
Sulphur Springs CA Union School District SPL Unrefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2016	75,000	75,287
Sulphur Springs CA Union School District SPL Unrefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2017	150,000	153,519
Sulphur Springs CA Union School District SPL Unrefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2018	280,000	291,822
Sulphur Springs CA Union School District SPL Unrefunded Community Facilities District #2002-1-Series A (Tax Revenue)	3.00	9-1-2019	300,000	316,674

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Limited-Term Tax-Free Fund	23

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00%	10-1-2023	$1,280,000	$1,582,797
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2024	715,000	900,178
Sutter Butte CA Flood Agency Assessment (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2025	1,575,000	2,014,724
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2018	2,500,000	2,728,375
Sweetwater CA Union High School District Public Financing Authority Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2019	1,000,000	1,128,920
Sweetwater CA Union High School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2021	620,000	740,292
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2016	380,000	381,452
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2017	395,000	404,267
Temecula CA PFA Crown Hill Community Facilities District #3-1 (Tax Revenue)	3.00	9-1-2018	405,000	422,099
Temecula CA PFA Wolf Creek Community Facilities District #3-3 (Tax Revenue)	3.00	9-1-2018	870,000	906,592
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2016	1,185,000	1,189,385
Temecula Valley CA Unified School District Community Facilities District #89-1 (Tax Revenue)	3.00	9-1-2017	1,250,000	1,278,488
Torrance CA RDA Referendum Senior Lien Series C (Tax Revenue, National Insured)	5.45	9-1-2018	845,000	848,034
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2024	400,000	508,088
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2026	750,000	961,613
Tracy CA Community Development Agency Refunding (Tax Revenue, AGM Insured)	5.00	8-1-2027	1,000,000	1,268,150
Tustin CA Community Facilities District Refunding #06-1 Legacy Columbus Villages Series A (Tax Revenue)	5.00	9-1-2024	1,145,000	1,415,953
Twin Rivers CA Unified School District Facility Bridge Funding Program (Miscellaneous Revenue, AGM Insured) ±	3.20	6-1-2027	4,150,000	4,157,470
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	8-1-2019	385,000	423,015
Twin Rivers CA Unified School District Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	510,000	593,829
Union City CA Community Redevelopment Agency Sub Lien (Tax Revenue)	4.38	12-1-2016	475,000	482,158
University of California Series AK (Education Revenue) ±	5.00	5-15-2048	10,000,000	12,509,700
Upland CA Successor Agency Merged Project Tax Allocation (Tax Revenue, AGM Insured)	5.00	9-1-2023	1,000,000	1,223,340
Vacaville CA Unified School District Series C (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2022	675,000	824,999
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2020	350,000	388,584
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	375,000	422,681
Val Verde CA Unified School District (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2022	665,000	798,678
Val Verde CA Unified School District BAN (GO Revenue)	3.00	8-1-2018	5,000,000	5,011,100
Vallejo CA Unified School District Series A (GO Revenue, National Insured)	5.90	2-1-2018	2,065,000	2,222,952
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2019	790,000	792,678
Vallejo CA Refunding Bond (Water & Sewer Revenue, National Insured)	5.00	5-1-2021	1,500,000	1,504,050
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2019	375,000	427,583
Ventura County CA Public Financing Authority Series B (Miscellaneous Revenue)	5.00	11-1-2020	250,000	293,738
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2020	250,000	280,853
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	4.00	12-1-2021	250,000	284,950

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo California Limited-Term Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Visalia CA Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.00%	12-1-2022	$335,000	$408,311
Walnut CA Energy Center Authority Refunding Series A (Utilities Revenue)	5.00	1-1-2021	500,000	588,325
Walnut CA Improvement Agency Refunding Walnut Improvement Project (Tax Revenue, Build America Mutual Assurance Company Insured)	4.00	3-1-2017	850,000	867,289
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2017	1,125,000	1,168,403
Washington Township CA Health Refunding Series A (Health Revenue)	5.00	7-1-2023	600,000	717,738
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)	5.00	8-1-2016	1,055,000	1,059,104
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2017	325,000	337,002
West Covina CA Unified School District (GO Revenue, AGM Insured)	4.00	8-1-2018	575,000	614,537
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2016	265,000	265,766
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.25	9-1-2017	270,000	274,884
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.50	9-1-2018	275,000	285,093
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	2.75	9-1-2019	285,000	301,370
West Sacramento CA Flood Control Agency (Miscellaneous Revenue)	5.00	9-1-2020	290,000	335,530
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2016	560,000	563,293
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2017	570,000	592,162
Western Riverside County CA Regional Wastewater Authority Series A-1 (Tax Revenue)	4.00	9-1-2019	1,830,000	2,003,612
Western Riverside County CA Water & Wastewater Refunding-Local Agency Series A (Water & Sewer Revenue)	5.00	9-1-2027	1,940,000	2,466,264
Windsor CA Redevelopment Successor Agency Windsor Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	3.00	9-1-2017	615,000	630,787
Yuba City CA Redevelopment Agency Refunding (Tax Revenue, AGM Insured)	5.00	9-1-2025	750,000	955,155

				778,982,124

Guam: 0.28%
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2022	400,000	472,152
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,640,000	1,851,084

				2,323,236

Indiana: 0.37%
JPMorgan Chase PUTTER/DRIVER Trust Series 3888 Indianapolis IN Industry Local Public Improvement (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.69	2-1-2019	3,000,000	3,000,000

Puerto Rico: 0.89%
Puerto Rico HFA Capital Funding Program (Housing Revenue, HUD Insured)	5.00	12-1-2016	1,815,000	1,840,864
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2016	825,000	838,910
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2017	2,045,000	2,159,275
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	1,250,000	1,363,350
Puerto Rico HFA Unrefunded Balance Capital Funding Program (Housing Revenue)	5.00	12-1-2019	1,000,000	1,027,850

				7,230,249

Texas: 1.46%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.54	12-1-2039	11,900,000	11,900,000

Total Municipal Obligations (Cost $771,798,630)				803,435,609

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Limited-Term Tax-Free Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Other: 0.31%
Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§	0.88%	7-1-2018	$2,500,000	$2,490,300

Total Other (Cost $2,500,000)				2,490,300

	Yield		Shares

Short-Term Investments: 0.50%

Investment Companies: 0.50%
Wells Fargo California Municipal Money Market Fund Premier Class (l)(u)##	0.26		4,095,697	4,095,697

Total Short-Term Investments (Cost $4,095,697)				4,095,697

Total investments in securities (Cost $778,394,327) *	99.46%	810,021,606
Other assets and liabilities, net	0.54	4,366,729

Total net assets	100.00%	$814,388,335

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

§	The security is subject to a demand feature which reduces the effective maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $778,395,149 and unrealized gains (losses) consists of:

Gross unrealized gains	$32,142,380
Gross unrealized losses	(515,923)

Net unrealized gains	$31,626,457

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo California Limited-Term Tax-Free Fund	Statement of assets and liabilities—June 30, 2016

Assets
Investments
In unaffiliated securities, at value (cost $774,298,630)	$805,925,909
In affiliated securities, at value (cost $4,095,697)	4,095,697

Total investments, at value (cost $778,394,327)	810,021,606
Receivable for investments sold	2,518,009
Receivable for Fund shares sold	1,943,518
Receivable for interest	8,386,697
Prepaid expenses and other assets	31,261

Total assets	822,901,091

Liabilities
Dividends payable	532,938
Payable for investments purchased	5,123,053
Payable for Fund shares redeemed	2,405,888
Management fee payable	222,907
Distribution fee payable	24,565
Administration fees payable	72,291
Accrued expenses and other liabilities	131,114

Total liabilities	8,512,756

Total net assets	$814,388,335

NET ASSETS CONSIST OF
Paid-in capital	$783,192,520
Undistributed net investment income	414,304
Accumulated net realized losses on investments	(845,768)
Net unrealized gains on investments	31,627,279

Total net assets	$814,388,335

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$196,629,330
Shares outstanding – Class A1	17,812,575
Net asset value per share – Class A	$11.04
Maximum offering price per share – Class A2	$11.27
Net assets – Class C	$40,098,464
Shares outstanding – Class C1	3,633,118
Net asset value per share – Class C	$11.04
Net assets – Administrator Class	$226,580,607
Shares outstanding – Administrator Class[1]	20,844,398
Net asset value per share – Administrator Class	$10.87
Net assets – Institutional Class	$351,079,934
Shares outstanding – Institutional Class[1]	32,315,960
Net asset value per share – Institutional Class	$10.86

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended June 30, 2016	Wells Fargo California Limited-Term Tax-Free Fund	27

Investment income
Interest	$18,912,155
Income from affiliated securities	12,337

Total investment income	18,924,492

Expenses
Management fee	3,135,144
Administration fees
Class A	319,088
Class C	58,217
Administrator Class	270,921
Institutional Class	236,775
Shareholder servicing fees
Class A	498,574
Class C	90,964
Administrator Class	676,196
Distribution fee
Class C	272,893
Custody and accounting fees	46,926
Professional fees	40,842
Registration fees	56,496
Shareholder report expenses	29,635
Trustees’ fees and expenses	23,384
Other fees and expenses	16,935

Total expenses	5,772,990
Less: Fee waivers and/or expense reimbursements	(516,515)

Net expenses	5,256,475

Net investment income	13,668,017

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	307,165
Net change in unrealized gains (losses) on investments	15,198,116

Net realized and unrealized gains (losses) on investments	15,505,281

Net increase in net assets resulting from operations	$29,173,298

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo California Limited-Term Tax-Free Fund	Statement of changes in net assets

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$13,668,017		$14,078,386
Net realized gains on investments		307,165		364,309
Net change in unrealized gains (losses) on investments		15,198,116		(3,311,723)

Net increase in net assets resulting from operations		29,173,298		11,130,972

Distributions to shareholders from
Net investment income
Class A		(3,106,736)		(3,064,591)
Class C		(293,867)		(256,497)
Administrator Class		(4,753,577)		(8,823,966)
Institutional Class		(5,513,837)		(1,933,332)[1]

Total distributions to shareholders		(13,668,017)		(14,078,386)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	3,717,168	40,622,538	6,964,431	75,889,938
Class C	1,111,875	12,161,519	553,959	6,036,972
Administrator Class	7,716,091	82,975,726	32,948,716	353,805,157
Institutional Class	18,822,453	202,617,124	36,280,587 [1]	389,651,041 [1]

		338,376,907		825,383,108

Reinvestment of distributions
Class A	255,259	2,791,230	244,994	2,670,137
Class C	24,387	266,691	21,405	233,181
Administrator Class	392,993	4,230,319	408,698	4,385,625
Institutional Class	36,473	393,272	4,520 [1]	48,377 [1]

		7,681,512		7,337,320

Payment for shares redeemed
Class A	(4,482,841)	(49,048,097)	(7,599,782)	(82,821,193)
Class C	(643,275)	(7,027,894)	(649,944)	(7,074,821)
Administrator Class	(16,255,503)	(174,866,159)	(55,804,196)	(599,212,171)
Institutional Class	(12,821,779)	(137,811,298)	(10,006,294)[1]	(107,468,540)[1]

		(368,753,448)		(796,576,725)

Net increase (decrease) in net assets resulting from capital share transactions		(22,695,029)		36,143,703

Total increase (decrease) in net assets		(7,189,748)		33,196,289

Net assets
Beginning of period		821,578,083		788,381,794

End of period		$814,388,335		$821,578,083

Undistributed net investment income		$414,304		$408,545

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Limited-Term Tax-Free Fund	29

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.83	$10.86	$10.66	$10.70	$10.51
Net investment income	0.17	0.16	0.18	0.21	0.27
Net realized and unrealized gains (losses) on investments	0.21	(0.03)	0.20	(0.04)	0.19

Total from investment operations	0.38	0.13	0.38	0.17	0.46
Distributions to shareholders from
Net investment income	(0.17)	(0.16)	(0.18)	(0.21)	(0.27)
Net asset value, end of period	$11.04	$10.83	$10.86	$10.66	$10.70
Total return[1]	3.54%	1.22%	3.61%	1.59%	4.41%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.82%	0.83%	0.83%	0.84%
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.56%	1.49%	1.70%	1.95%	2.51%
Supplemental data
Portfolio turnover rate	21%	31%	31%	32%	56%
Net assets, end of period (000s omitted)	$196,629	$198,402	$203,306	$156,366	$162,381

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.83	$10.86	$10.65	$10.70	$10.51
Net investment income	0.09	0.08	0.10	0.13	0.19
Net realized and unrealized gains (losses) on investments	0.21	(0.03)	0.21	(0.05)	0.19

Total from investment operations	0.30	0.05	0.31	0.08	0.38
Distributions to shareholders from
Net investment income	(0.09)	(0.08)	(0.10)	(0.13)	(0.19)
Net asset value, end of period	$11.04	$10.83	$10.86	$10.65	$10.70
Total return[1]	2.76%	0.47%	2.94%	0.73%	3.63%
Ratios to average net assets (annualized)
Gross expenses	1.58%	1.57%	1.58%	1.58%	1.59%
Net expenses	1.55%	1.55%	1.55%	1.55%	1.55%
Net investment income	0.81%	0.74%	0.95%	1.19%	1.77%
Supplemental data
Portfolio turnover rate	21%	31%	31%	32%	56%
Net assets, end of period (000s omitted)	$40,098	$33,996	$34,920	$35,309	$33,414

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Limited-Term Tax-Free Fund	31

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.66	$10.70	$10.49	$10.53	$10.34
Net investment income	0.19	0.18	0.20	0.23	0.29
Net realized and unrealized gains (losses) on investments	0.21	(0.04)	0.21	(0.04)	0.19

Total from investment operations	0.40	0.14	0.41	0.19	0.48
Distributions to shareholders from
Net investment income	(0.19)	(0.18)	(0.20)	(0.23)	(0.29)
Net asset value, end of period	$10.87	$10.66	$10.70	$10.49	$10.53
Total return	3.78%	1.33%	3.95%	1.79%	4.65%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.76%	0.77%	0.77%	0.77%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.75%	1.69%	1.90%	2.14%	2.72%
Supplemental data
Portfolio turnover rate	21%	31%	31%	32%	56%
Net assets, end of period (000s omitted)	$226,581	$309,120	$550,156	$388,872	$269,980

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo California Limited-Term Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015[1]
Net asset value, beginning of period	$10.66	$10.75
Net investment income	0.20	0.13
Net realized and unrealized gains (losses) on investments	0.20	(0.09)

Total from investment operations	0.40	0.04
Distributions to shareholders from
Net investment income	(0.20)	(0.13)
Net asset value, end of period	$10.86	$10.66
Total return[2]	3.79%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.50%
Net expenses	0.50%	0.50%
Net investment income	1.86%	1.82%
Supplemental data
Portfolio turnover rate	21%	31%
Net assets, end of period (000s omitted)	$351,080	$280,061

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo California Limited-Term Tax-Free Fund	33

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful

34	Wells Fargo California Limited-Term Tax-Free Fund	Notes to financial statements

based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At June 30, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized losses on investments
$5,759	$(5,759)

As of June 30, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $844,942 with $734,586 expiring in 2018; $110,356 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo California Limited-Term Tax-Free Fund	35

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$803,435,609	$0	$803,435,609

Other	0	2,490,300	0	2,490,300

Short-term investments
Investment companies	4,095,697	0	0	4,095,697
Total assets	$4,095,697	$805,925,909	$0	$810,021,606

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.80% for Class A shares, 1.55% for Class C shares, 0.60% for Administrator Class shares, and 0.50% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

36	Wells Fargo California Limited-Term Tax-Free Fund	Notes to financial statements

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2016, Funds Distributor received $2,844 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $161,189,004 and $169,274,132, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $13,668,017 and $14,078,386 of tax-exempt income for the years ended June 30, 2016 and June 30, 2015, respectively.

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Capital loss carryforward
$947,238	$31,626,457	$(844,942)

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo California Limited-Term Tax-Free Fund	37

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo California Limited-Term Tax-Free Fund (formerly known as Wells Fargo Advantage California Limited-Term Tax-Free Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo California Limited-Term Tax-Free Fund (formerly known as Wells Fargo Advantage California Limited-Term Tax-Free Fund) as of June 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

38	Wells Fargo California Limited-Term Tax-Free Fund	Other information (unaudited)

TAX INFORMATION

For federal and California income tax purposes, the Fund designates 100% of its distributions paid from net investment income during the fiscal year as exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code and under Section 17145 of the California Revenue and Taxation Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	39

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

40	Wells Fargo California Limited-Term Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	41

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo California Limited-Term Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

42	Wells Fargo California Limited-Term Tax-Free Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays Municipal Bond 1-5 Year Blend Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than,in range of, or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo California Limited-Term Tax-Free Fund	43

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

44	Wells Fargo California Limited-Term Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244400 08-16 A248/AR248 6-16

Annual Report

June 30, 2016

Wells Fargo California Tax-Free Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo California Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo California Tax-Free Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016. The state of Illinois approved a six-month stopgap budget, a temporary but meaningful

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo California Tax-Free Fund	3

step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo California Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and California individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry J. Goode

Robert J. Miller

Adrian Van Poppel

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCTAX)	10-6-1988	3.83	6.07	4.92	8.77	7.06	5.40	0.83	0.75
Class B (SGCBX)*	12-15-1997	3.10	5.96	4.86	8.10	6.28	4.86	1.58	1.50
Class C (SCTCX)	7-1-1993	7.02	6.26	4.62	8.02	6.26	4.62	1.58	1.50
Administrator Class (SGCAX)	12-15-1997	–	–	–	9.06	7.28	5.63	0.77	0.55
Institutional Class (SGTIX)	10-31-2014	–	–	–	9.14	7.30	5.64	0.50	0.48
Barclays Municipal Bond Index[4]	–	–	–	–	7.65	5.33	5.13	–	–
Barclays California Municipal Bond Index[5]	–	–	–	–	7.70	6.10	5.38	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to California municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Tax-Free Fund	5

Growth of $10,000 investment as of June 30, 2016[6]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and is not adjusted to reflect the Institutional Class expenses. If these expenses had been included, returns for the Institutional Class would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Barclays California Municipal Bond Index is the California component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays Municipal Bond Index and the Barclays California Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[7]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo California Tax-Free Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed both its benchmarks, the Barclays Municipal Bond Index and the Barclays California Municipal Bond Index, for the 12-month period that ended June 30, 2016.

■	Security selection was the biggest contributor to the Fund’s outperformance, followed by duration and credit. The Fund’s exposure to the highest-quality segment underperformed that of the index, but its overweight to A-rated and BBB-rated bonds benefited from spread tightening as investors continued their search for income. Additionally, zero-coupon and 4%-coupon bonds were among the best performers during the period.

■	Fear of a global economic slowdown and mixed economic data within the U.S. pushed Treasury and municipal yields sharply lower and flattened both curves.

Ultralow yields continued throughout the period

With the U.S. Federal Reserve (Fed) poised to normalize its interest-rate policy, shorter-term maturities appeared less attractive at the beginning of the reporting period due to a potential backup in short-term yields. However, subdued inflation expectations, due in part to low oil prices, combined with a fragile European economy and softening Chinese economy, implied that longer maturities would outperform. Therefore, early in the period, we extended the Fund’s duration in anticipation of lower yields and positioned the Fund for a flatter yield curve. The Fund’s yield-curve positioning, which was underweight short-term and intermediate-term maturities and overweight long-term maturities, helped results. Longer-term maturities outperformed shorter-term maturities by a wide margin because the municipal curve flattened almost 150 basis points (bps; 100 bps equals 1.00%) between the 2- and 30-year maturities.

Effective maturity distribution as of June 30, 2016[7]

The Fed tightened in December 2015 but signaled that the pace of further increases would be gradual. While the Fed was likely to take its time raising rates, U.S. inflation started to trend higher, unemployment remained below 5%, and economic growth was expected to remain at or above 2%. We kept the Fund’s duration longer than the benchmark’s and held more stable structured bonds. In addition to the flight-to-quality trade in Treasuries, municipals were also supported by the combination of strong demand from positive fund flows and lighter new-issue supply. The Fund benefited as 30-year municipals rallied almost 90 bps from the December 2015 Fed tightening until the end of the period.

Credit quality as of June 30, 2016[8]

The Fund’s overweight to bonds rated A and below contributed to results as lower-rated bonds outperformed higher-quality bonds by a wide margin. The Fund’s overweight to the local general obligation, special tax, and lease revenue sectors performed well. Although the industrial development revenue/pollution control revenue and resource recovery sectors were among the best-performing sectors in the index, our issue selection within those sectors detracted from results. Additionally, we added longer-term, 4%-coupon bonds whose yield added to the income component of the Fund’s total return.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo California Tax-Free Fund	7

California’s economy continues to improve, becoming the sixth-largest economy in the world in 2015 and moving ahead of Brazil and France in ranking. Higher taxes from Proposition 30 (temporary higher taxes were enacted amid the Great Recession and may be extended in November) and improving fundamentals for many issuers have tightened spreads for both state and local bonds. The Fund does not own any Puerto Rico bonds.

Rates may be lower for longer, making issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union (E.U.), prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. We expect volatility in rates but don’t see any catalyst for materially higher rates or a steeper yield curve in the near term. Expectations for future federal funds rate increases remain muted and data dependent. Global growth concerns in Europe and uncertainty regarding the effects of the U.K.’s withdrawal from the E.U. will likely keep rates low for some time. In terms of Fund positioning, we expect to remain long duration relative to the index and to focus purchases on the steeper part of the yield curve to benefit from the roll down. We also expect to maintain an overweight to the A-rated and BBB-rated credit tiers. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo California Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,050.89	$3.82	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Class B
Actual	$1,000.00	$1,047.08	$7.63	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.52	1.50%
Class C
Actual	$1,000.00	$1,047.11	$7.63	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.52	1.50%
Administrator Class
Actual	$1,000.00	$1,051.85	$2.81	0.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$2.77	0.55%
Institutional Class
Actual	$1,000.00	$1,052.21	$2.45	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.48	$2.41	0.48%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo California Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.92%

California: 96.67%
ABC California Unified School District CAB Election of 1997 Series B (GO Revenue, National Insured) ¤	0.00%	8-1-2018	$1,500,000	$1,467,735
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	2,955,000	2,899,742
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	940,000	912,749
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	2,780,000	2,696,044
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2019	220,000	210,443
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured)	5.25	10-1-2021	3,000,000	3,175,380
Alameda CA Corridor Transportation Authority CAB Sub Lien Series B (Transportation Revenue, AGM Insured)	4.00	10-1-2037	2,215,000	2,450,388
Alameda CA Corridor Transportation Authority CAB Sub Lien Series B (Transportation Revenue)	5.00	10-1-2037	1,500,000	1,838,775
Alameda CA Joint Powers Authority Multiple Capital Projects Series A (Miscellaneous Revenue)	5.00	12-1-2034	1,005,000	1,243,939
Alhambra CA Unified School District Election of 2008 Series B (GO Revenue, AGM Insured)	6.00	8-1-2029	4,100,000	5,134,102
Alisal CA Unified School District CAB Election of 2006 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2017	1,105,000	1,092,812
Alvord CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.25	8-1-2037	1,620,000	1,965,028
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2018	4,455,000	4,353,649
Anaheim CA PFA CAB Sub Lien Public Improvements Project Series C (Miscellaneous Revenue, AGM Insured) ¤	0.00	9-1-2025	10,000,000	8,108,300
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	3,000,000	3,664,290
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	3,000,000	3,632,730
Antelope Valley CA Health Care District Series A (Health Revenue)	5.00	3-1-2046	3,000,000	3,268,590
Banning CA Financing Authority Refunding Bond Electric System Project (Utilities Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	6,020,350
Bassett CA Unified School District Refunding Bond Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2027	1,050,000	1,333,994
Bay Area CA Toll Authority Toll Bridge Series S-4 (Transportation Revenue)	5.00	4-1-2030	2,000,000	2,459,440
Bay Area CA Water Supply & Conservation Agency Series A (Water & Sewer Revenue)	5.00	10-1-2034	6,000,000	7,300,680
Belmont CA Community Facilities Special Tax District #2000-1 Library Project Series A (Tax Revenue, Ambac Insured)	5.75	8-1-2030	3,190,000	4,470,115
Brea CA PFA Tax Allocation Series A (Housing Revenue)	7.00	9-1-2023	1,000,000	1,030,890
Cabrillo CA Unified School District CAB Series A (GO Revenue, Ambac Insured) ¤	0.00	8-1-2021	1,500,000	1,375,200
California (GO Revenue)	5.25	8-1-2038	1,925,000	2,099,328
California (GO Revenue)	5.25	11-1-2040	3,000,000	3,535,470
California AMT Department of Veterans Affairs Series BZ (GO Revenue, National Insured)	5.35	12-1-2021	5,000	5,015
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations O’Connor Woods Project (Health Revenue)	5.00	1-1-2043	5,000,000	5,974,600

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo California Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Association of Bay Area Governments Finance Authority for Nonprofit Corporations Odd Fellows Home Project Series A (Health Revenue)	5.00%	4-1-2042	$1,100,000	$1,312,817
California Educational Facilities Authority Pepperdine University Refunding Bond (Education Revenue)	5.00	10-1-2046	3,000,000	3,751,530
California Educational Facilities Authority Pepperdine University Refunding Bond (Education Revenue)	5.00	10-1-2049	5,000,000	6,216,500
California Financial Authority Charter School Palmdale Aerospace Academy Project (Education Revenue) 144A	5.00	7-1-2046	1,665,000	1,808,856
California Financial Authority Charter School Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2036	945,000	1,014,543
California Financial Authority Charter School Rocketship Education Series A (Education Revenue) 144A	5.00	6-1-2046	2,100,000	2,223,837
California HFA AMT Home Mortgage Series E (Housing Revenue)	5.00	2-1-2042	80,000	80,284
California HFA AMT Home Mortgage Series G (Housing Revenue)	5.50	8-1-2042	165,000	169,125
California HFA AMT Home Mortgage Series K (Housing Revenue)	5.30	8-1-2023	2,520,000	2,581,236
California HFFA Catholic Healthcare West Series A (Health Revenue)	5.25	3-1-2023	3,000,000	3,572,400
California HFFA Catholic Healthcare West Series A (Health Revenue)	6.00	7-1-2029	4,000,000	4,586,360
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2030	1,830,000	2,316,432
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2035	1,000,000	1,241,390
California HFFA Nevada Methodist Homes (Health Revenue, California Mortgage Insured)	5.00	7-1-2045	4,500,000	5,519,880
California HFFA Prerefunded Bond Providence Health Services Series C (Health Revenue)	6.50	10-1-2038	100,000	113,048
California HFFA Sutter Health Series A (Health Revenue)	5.00	8-15-2043	1,250,000	1,519,450
California HFFA Sutter Health Series D (Health Revenue)	5.25	8-15-2031	3,100,000	3,789,564
California Infrastructure & Economic Development King City Joint Union High School (Miscellaneous Revenue)	5.75	8-15-2029	2,150,000	2,490,775
California Municipal Finance Authority California Baptist University Series A (Education Revenue) 144A	5.00	11-1-2025	1,025,000	1,144,771
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	6.75	8-1-2033	1,525,000	1,739,080
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	1,000,000	1,159,030
California Municipal Financing Authority Certificate of Participation Community Hospitals of Central California (Health Revenue)	5.00	2-1-2020	415,000	425,512
California Municipal Financing Authority Certificate of Participation Community Hospitals of Central California (Health Revenue)	5.00	2-1-2020	585,000	598,824
California PFOTER PT-2802 (GO Revenue, National Insured, Dexia Credit Local SPA) ø	0.62	2-1-2025	9,975,000	9,975,000
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.59	8-1-2027	24,375,000	24,375,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.59	8-1-2027	27,265,000	27,265,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.59	8-1-2027	14,550,000	14,550,000
California Public Works Board California State University Projects Series B-1 (Miscellaneous Revenue)	5.70	3-1-2035	2,210,000	2,593,943
California Public Works Board Judicial Council Projects Series A (Miscellaneous Revenue)	5.00	3-1-2038	7,000,000	8,367,660

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Public Works Board Judicial Council Projects Series D (Miscellaneous Revenue)	5.25%	12-1-2025	$4,000,000	$4,844,360
California Public Works Board Various Capital Projects Series A (Miscellaneous Revenue)	5.00	4-1-2037	4,925,000	5,823,862
California Public Works Board Various Capital Projects Series G (Miscellaneous Revenue)	5.00	11-1-2037	23,000,000	27,601,610
California Public Works Board Various Capital Projects Series I (Miscellaneous Revenue)	5.50	11-1-2033	2,000,000	2,542,600
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	9,850,000	11,931,010
California Refunding Bond (GO Revenue)	5.00	8-1-2025	5,000,000	5,128,450
California School Finance Authority School Green Dot Public Schools Projects (Education Revenue) 144A	4.00	8-1-2025	475,000	516,463
California School Finance Authority School Green Dot Public Schools Projects (Education Revenue) 144A	5.00	8-1-2035	2,525,000	2,832,166
California School Finance Authority School KIPP Louisiana Projects Series A (Education Revenue) 144A	5.00	7-1-2035	1,000,000	1,133,140
California Special District Association Finance Corporation Program Series MM (Miscellaneous Revenue)	5.50	6-1-2021	615,000	617,153
California Statewide CDA Adventist Health System Series A (Health Revenue)	5.00	3-1-2045	2,500,000	3,036,200
California Statewide CDA Catholic Healthcare West Series A (Health Revenue)	5.50	7-1-2030	2,940,000	3,087,764
California Statewide CDA Certificate of Participation Internext Group (Health Revenue)	5.38	4-1-2017	100,000	100,418
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2033	1,650,000	2,068,259
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2035	1,000,000	1,244,610
California Statewide CDA Enloe Medical Center (Health Revenue, Ambac Insured)	5.00	8-15-2038	3,000,000	3,707,400
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	5,150,000	5,890,982
California Statewide CDA Poway Retirement Housing Foundation Housing Incorporated Series A (Housing Revenue)	5.25	11-15-2035	1,500,000	1,855,875
California Statewide CDA Redwoods Projects (Health Revenue)	5.13	11-15-2035	1,500,000	1,834,860
California Statewide CDA School Facility Alliance for College-Ready Public Schools (Education Revenue)	6.75	7-1-2031	1,625,000	1,890,541
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	1,275,000	1,347,165
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.20	7-1-2020	270,000	286,016
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,004,670
California Statewide CDA St. Joseph Health System (Health Revenue, AGM Insured)	5.25	7-1-2021	1,775,000	1,931,431
California Statewide CDA Water & Wastewater Pooled Financing Program Series B (Water & Sewer Revenue, AGM Insured)	5.25	10-1-2027	1,040,000	1,044,316
California Statewide Community Devauth Student Housing CHF-Irvine LLC Refunding Bond (Housing Revenue)	5.00	5-15-2032	1,250,000	1,559,113
California Statewide Community Devauth Student Housing CHF-Irvine LLC Refunding Bond (Housing Revenue)	5.00	5-15-2040	1,500,000	1,832,175
California Statewide Community Development Authority John Muir Health Series A (Health Revenue)	4.00	8-15-2051	3,000,000	3,281,730
California Statewide Community Development Authority John Muir Health Series A (Health Revenue)	5.00	8-15-2051	2,000,000	2,464,580
California Various Purposes (GO Revenue)	4.00	9-1-2045	1,500,000	1,721,220
California Various Purposes (GO Revenue)	5.00	9-1-2029	1,475,000	1,767,389

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo California Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
California Various Purposes (GO Revenue)	5.00%	10-1-2029	$7,000,000	$7,956,550
California Various Purposes (GO Revenue)	5.00	9-1-2032	5,100,000	6,328,488
California Various Purposes (GO Revenue)	5.00	6-1-2037	4,215,000	4,388,826
California Various Purposes (GO Revenue)	5.00	2-1-2038	5,000,000	6,030,800
California Various Purposes (GO Revenue)	5.00	9-1-2045	1,000,000	1,263,230
California Various Purposes (GO Revenue)	5.13	4-1-2033	6,735,000	7,244,570
California Various Purposes (GO Revenue)	5.25	9-1-2028	5,000,000	6,059,500
California Various Purposes (GO Revenue)	5.25	10-1-2029	800,000	915,736
California Various Purposes (GO Revenue)	5.25	4-1-2035	12,640,000	15,351,659
California Various Purposes (GO Revenue)	5.25	3-1-2038	2,300,000	2,465,692
California Various Purposes (GO Revenue)	5.60	3-1-2036	8,715,000	10,186,615
California Various Purposes (GO Revenue)	5.75	4-1-2029	1,600,000	1,818,016
California Various Purposes (GO Revenue)	5.75	4-1-2031	3,380,000	3,843,533
California Various Purposes (GO Revenue)	6.00	4-1-2035	2,140,000	2,441,419
California Various Purposes (GO Revenue)	6.00	4-1-2038	23,465,000	26,770,045
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2032	1,450,000	1,743,277
Cathedral City CA Redevelopment Agency Successor Agency Tax Allocation Merged Redevelopment Project Area Series A (Tax Revenue, AGM Insured)	5.00	8-1-2033	880,000	1,055,824
Center California Unified School District CAB Series C (GO Revenue, National Insured) ¤	0.00	9-1-2021	5,000,000	4,559,150
Centinela Valley CA Union High School District Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	2,500,000	3,233,125
Centinela Valley CA Union High School District Election of 2008 Series C (GO Revenue)	5.00	8-1-2035	2,000,000	2,449,220
Central Valley CA School District Financing Authority Series A (Miscellaneous Revenue, National Insured)	6.45	2-1-2018	870,000	901,799
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2029	1,750,000	1,241,065
Cerritos CA Community College CAB Election of 2004 (GO Revenue) ¤	0.00	8-1-2033	1,500,000	917,160
Chico CA PFA Redevelopment Project Area (Tax Revenue, National Insured)	5.13	4-1-2021	3,000,000	3,093,000
Chula Vista CA Redevelopment Agency (Tax Revenue, AGM Insured) %%	5.00	10-1-2027	1,480,000	1,898,648
College of the Sequoias Tulare Area Improvement District #3 California CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2024	1,000,000	857,860
Compton CA Community College CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2035	3,445,000	1,737,038
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	1,140,000	1,253,350
Contra Costa County CA Community College District Election of 2006 (GO Revenue)	5.00	8-1-2038	3,250,000	3,975,238
Contra Costa County CA Home GNMA Mortgage-Backed Securities Program (Housing Revenue, GNMA Insured)	7.75	5-1-2022	160,000	191,573
Delano CA Union High School Election of 2010 Series B (GO Revenue, AGM Insured) ##	5.75	8-1-2035	4,510,000	5,359,594
Deutsche Bank SPEARS/LIFERS Trust Series DB-649 (GO Revenue, National Insured, Deutsche Bank LIQ) 144Aø	0.63	6-1-2031	4,170,000	4,170,000
Dinuba CA Redevelopment Agency Merged City Redevelopment Project (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2033	1,500,000	1,827,465
Duarte CA RDA CAB Sub-Merged Redevelopment Project (Tax Revenue) ¤	0.00	12-1-2016	460,000	458,261
East Bay CA Municipal Utility District Water System Series B (Water & Sewer Revenue)	4.00	6-1-2045	2,160,000	2,456,417
El Dorado CA Irrigation District Refunding Bond Series A (Water & Sewer Revenue, AGM Insured)	5.25	3-1-2039	2,000,000	2,458,380

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Elk Grove CA Financing Authority Special Tax Refunding Bond (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	9-1-2038	$1,500,000	$1,820,610
Elsinore Valley CA Municipal Water District Financing Authority Refunding Bond Series A (Water & Sewer Revenue)	5.00	7-1-2027	2,500,000	3,253,000
Emeryville CA PFA Assessment Distribution Refinancing (Miscellaneous Revenue)	5.90	9-2-2021	1,750,000	1,755,355
Escondido CA Union High School CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	8,385,000	6,401,780
Evergreen CA School District Election of 2014 (GO Revenue)	4.00	8-1-2041	5,365,000	6,043,297
Florin CA Resource Conservation Refunding Bond Second Senior Lien Series A (Water & Sewer Revenue, National Insured)	5.00	9-1-2032	2,000,000	2,439,980
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.50	10-1-2017	1,295,000	1,311,408
Fontana CA RDA Jurupa Hills Redevelopment Project Series A (Tax Revenue)	5.60	10-1-2027	4,785,000	4,844,286
Foothill-Eastern Corridor CA Transportation Agency Sub Series B-3 (Transportation Revenue) ±	5.50	1-15-2053	8,000,000	9,595,440
Fremont CA Community Facilities District #1 Refunding Bond (Tax Revenue)	5.00	9-1-2040	2,700,000	3,102,732
Fullerton CA Joint Union High School Project Certificate of Participation (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2035	1,385,000	1,684,853
Garden Grove CA Unified School District Election of 2010 Series C (GO Revenue)	5.25	8-1-2037	2,000,000	2,481,120
Gilroy CA Unified School District Election of 2008 Series A (GO Revenue, AGC Insured)	6.00	8-1-2027	1,000,000	1,162,460
Golden Empire Schools Financing Authority (Lease Revenue) ±	0.91	5-1-2017	5,000,000	4,998,500
Golden State Tobacco Securitization Corporation Series A (Tobacco Revenue)	5.00	6-1-2040	22,100,000	26,986,310
Golden State Tobacco Securitization Enhanced Asset Backed Refunding Bond Series A (Tobacco Revenue)	5.00	6-1-2045	10,500,000	12,727,050
Hayward CA Unified School District Refunding Bond (GO Revenue)	5.00	8-1-2038	6,000,000	7,213,560
Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2036	1,270,000	1,582,763
Hollister CA Joint Powers Financing Authority Wastewater Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	6-1-2037	5,000,000	6,061,850
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2040	3,715,000	4,613,287
Imperial CA Irrigation District Electric System Refunding Bond Series A (Utilities Revenue)	5.00	11-1-2045	1,060,000	1,312,259
Imperial CA Irrigation District Electric System Refunding Bond Series C (Utilities Revenue)	5.00	11-1-2037	2,500,000	3,121,025
Imperial CA Irrigation District Electric System Refunding Bond Series C (Utilities Revenue)	5.00	11-1-2038	1,800,000	2,248,956
Imperial CA Irrigation District Series B-1 (Utilities Revenue) %%	5.00	11-1-2046	7,000,000	8,767,640
Independent Cities California Finance Refunding Bond Sanitary Juan Mobile Estates (Housing Revenue)	5.00	8-15-2030	1,000,000	1,185,780
Inland Valley CA Development Agency Series A (Tax Revenue)	5.25	9-1-2037	4,000,000	4,815,840
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District Number 15-2 (Miscellaneous Revenue)	5.00	9-2-2025	725,000	893,621
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District Number 15-2 (Miscellaneous Revenue)	5.00	9-2-2026	400,000	489,320
Irvine CA Improvement Bond Act 1915 Limited Obligation Reassessment District Number 15-2 (Miscellaneous Revenue)	5.00	9-2-2042	1,500,000	1,721,220
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2033	7,000,000	2,459,730
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2034	9,905,000	3,200,702
Jefferson CA Union High School CAB Election of 2006 Series D (GO Revenue) ¤	0.00	8-1-2036	11,130,000	3,051,067

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo California Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00%	8-1-2033	$1,500,000	$1,821,930
Lafayette CA Redevelopment Agency Refunding Bond Lafayette Redevelopment Project (Tax Revenue, AGM Insured)	5.00	8-1-2038	1,635,000	1,957,667
Lancaster CA RDA Tax Allocation Combined Redevelopment Project Areas (Tax Revenue)	6.50	8-1-2029	2,000,000	2,308,640
Lancaster CA Redevelopment Agency Non-Housing Program Series A-1 (Tax Revenue, AGM Insured)	5.00	8-1-2027	1,300,000	1,661,894
Lodi CA Unified School District School Facility Election of 2006 (GO Revenue, AGM Insured)	5.00	8-1-2030	2,000,000	2,097,140
Long Beach CA Financing Authority Refunding Bond (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2017	490,000	500,971
Long Beach CA Unified School District CAB Election of 2008 Series B (GO Revenue) ¤	0.00	8-1-2035	2,000,000	1,112,520
Long Beach CA Unified School District Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	1,435,000	1,645,787
Long Beach CA Unified School District Election of 2008 Series A (GO Revenue)	5.50	8-1-2026	95,000	109,002
Los Angeles CA Certificate of Participation Sonneblick del Rio Project (Miscellaneous Revenue, Ambac Insured)	6.00	11-1-2019	2,000,000	2,009,720
Los Angeles CA Community Redevelopment Vermont Manchester Social Services Project (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2025	2,310,000	2,318,616
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2024	1,565,000	1,570,837
Los Angeles CA Department of Airports Ontario International Series A (Airport Revenue, National Insured)	5.00	5-15-2025	3,425,000	3,437,501
Los Angeles CA Department of Water & Power Series B (Utilities Revenue)	5.00	7-1-2045	2,450,000	3,052,014
Los Angeles CA Department of Water & Power Series E (Utilities Revenue)	5.00	7-1-2044	12,475,000	15,333,522
Los Angeles CA Harbor Department (Airport Revenue)	7.60	10-1-2018	45,000	48,715
Los Angeles CA Public Works Financing Authority Series A (Miscellaneous Revenue)	5.00	12-1-2039	2,860,000	3,492,031
Los Angeles County CA Public Works Financial Authority Series D (Miscellaneous Revenue)	4.00	12-1-2040	2,000,000	2,236,100
Los Angeles County CA Public Works Financial Authority Series D (Miscellaneous Revenue)	5.00	12-1-2045	7,400,000	9,111,472
Lynwood CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2033	5,000	5,957
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	4,000,000	6,236,200
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	6.13	11-1-2029	1,060,000	1,432,993
Merced CA City School District Election of 2014 (GO Revenue)	5.00	8-1-2045	1,000,000	1,231,290
Merced CA Community College School Facilities Improvement Project District #1 (GO Revenue, National Insured)	5.00	8-1-2031	1,635,000	1,641,426
Merced CA Irrigation District Water & Hydroelectric System Series A (Water & Sewer Revenue, AGM Insured)	5.00	10-1-2038	4,000,000	4,884,800
Merced CA Union High School District CAB Series A (GO Revenue, National Insured) ¤	0.00	8-1-2018	2,135,000	2,080,429
Merced CA Union High School District CAB Series C (GO Revenue) ¤	0.00	8-1-2032	3,380,000	2,127,034
Metropolitan Water District of Southern California Series A (Water & Sewer Revenue)	4.00	7-1-2045	3,855,000	4,388,532
Modesto CA Irrigation District Financing Authority Series A (Utilities Revenue)	5.00	10-1-2040	3,500,000	4,263,910
Montclair CA PFA Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2035	2,400,000	2,896,488
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,100,000	2,274,027
Mount San Antonio CA Community College District CAB Election of 2008 Series A (GO Revenue) ¤	0.00	8-1-2024	1,610,000	1,381,155

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Tax-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Natomas CA Unified School District Series 1999 (GO Revenue, National Insured)	5.95%	9-1-2021	$835,000	$911,219
Northern California Power Agency Public Power Prerefunded Bond (Utilities Revenue, Ambac Insured)	7.50	7-1-2023	50,000	60,984
Norwalk-La Mirada CA Unified School District CAB Election of 2002 Series D (GO Revenue, AGM Insured) ¤	0.00	8-1-2023	1,500,000	1,308,060
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinated Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2035	2,545,000	3,091,310
Oakland CA Redevelopment Successor Agency Refunding Bond Subordinated Series TE (Tax Revenue, AGM Insured)	5.00	9-1-2036	4,000,000	4,836,640
Oakland CA Unified School District Election of 2012 (GO Revenue)	5.50	8-1-2023	500,000	612,025
Oakland CA Unified School District Election of 2012 (GO Revenue)	6.63	8-1-2038	7,750,000	9,555,595
Oakland CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2040	3,500,000	4,204,060
Orange County CA Community Facilities District #2015-1 Esencia Village Series A (Tax Revenue)	5.25	8-15-2045	2,000,000	2,365,580
Oxnard CA School District Election of 2012 Series D (GO Revenue, AGM Insured)	5.00	8-1-2034	1,695,000	2,083,901
Pajaro Valley CA Unified School District Election of 2012 Series A (GO Revenue)	5.00	8-1-2038	1,700,000	2,070,464
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.00	7-1-2018	125,000	125,243
Palm Springs CA Palm Springs International Airport (Airport Revenue)	6.40	7-1-2023	500,000	501,035
Palo Verde CA Unified School District FlexFund Program (Education Revenue)	4.80	9-1-2027	1,398,611	1,490,038
Palomar CA Community College District Election of 2006 Series C (GO Revenue)	5.00	8-1-2044	15,120,000	18,687,262
Paramount CA Unified School District CAB Election of 2006 (GO Revenue) ¤	0.00	8-1-2033	2,500,000	1,424,700
Pasadena CA Old Pasadena Parking Facilities Project (Miscellaneous Revenue)	6.25	1-1-2018	385,000	403,218
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue, National Insured)	5.50	5-1-2019	1,265,000	1,347,630
Pico Rivera CA Water Authority Series A (Water & Sewer Revenue)	6.25	12-1-2032	4,830,000	4,896,461
Pioneer CA Union Elementary School District Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	8-1-2029	1,635,000	1,674,060
Pomona CA Unified School District Series A (GO Revenue, National Insured)	6.55	8-1-2029	1,480,000	2,040,609
Poway CA Unified School District CAB Election of 2008 Improvement District 07-1-A (GO Revenue) ¤	0.00	8-1-2024	1,800,000	1,559,070
Rancho Cucamonga CA Redevelopment Agency Rancho Redevelopment Project Area (Tax Revenue, AGM Insured)	5.00	9-1-2032	1,870,000	2,284,523
Redding CA Joint Powers Financing Authority Election System Series A (Utilities Revenue)	5.00	6-1-2032	440,000	540,927
Redwood City CA RDA CAB Redevelopment Project Area 2-A (Tax Revenue, Ambac Insured) ¤	0.00	7-15-2030	3,505,000	2,278,741
Rialto CA Unified School District CAB Election of 2010 Series A (GO Revenue, AGM Insured) ¤	0.00	8-1-2026	3,320,000	2,588,637
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	5,000,000	5,659,650
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	7,500,000	8,597,025
Riverside County CA Asset Leasing Corporation Riverside County Hospital Project (Miscellaneous Revenue, National Insured) ¤	0.00	6-1-2026	10,000,000	8,082,800
Riverside County CA Palm Desert Financing Authority Series A (Miscellaneous Revenue)	6.00	5-1-2022	4,105,000	4,485,862
Roseville CA Natural Gas Financing Authority (Utilities Revenue)	5.00	2-15-2025	1,930,000	2,323,797
Sacramento CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.75	7-1-2024	2,000,000	2,196,940
Sacramento CA Certificate of Participation Animal Care & Youth Detention Facilities (Miscellaneous Revenue, Ambac Insured)	5.00	10-1-2025	1,085,000	1,138,078
Sacramento CA City Financing Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.40	11-1-2020	2,135,000	2,343,312

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo California Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Sacramento CA City Financing Refunding Bond Master Lease Program Facilities (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00%	12-1-2035	$1,300,000	$1,598,194
Sacramento CA City School Joint Refunding Bond Series A (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	3-1-2040	2,165,000	2,568,773
Sacramento CA Unified School District Election of 2012 Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	8-1-2033	1,000,000	1,215,920
Sacramento CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2033	2,735,000	3,393,041
San Bernardino CA Community Election of 2008 Series D (GO Revenue)	5.00	8-1-2045	2,000,000	2,466,300
San Bernardino City CA Unified School District Election of 2012 Series C (GO Revenue, AGM Insured)	5.00	8-1-2040	8,000,000	9,732,560
San Bernardino County CA Certificate of Participation Arrowhead Project Series A (Miscellaneous Revenue)	5.50	8-1-2020	6,000,000	6,860,520
San Bernardino County CA Certificate of Participation Medical Center Financing Project (Miscellaneous Revenue, National Insured)	5.00	8-1-2028	5,815,000	5,833,899
San Buenaventura CA Public Facilities Financing Authority Series B (Water & Sewer Revenue)	5.00	7-1-2042	4,000,000	4,777,960
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2040	1,000,000	1,157,800
San Clemente CA Special Tax Community Facilities District #2006-1 (Tax Revenue)	5.00	9-1-2046	1,200,000	1,384,680
San Diego CA Community College Election of 2002 (GO Revenue)	5.00	8-1-2031	4,000,000	4,974,240
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2026	4,950,000	5,096,124
San Diego CA PFFA Ballpark Project Series A (Miscellaneous Revenue, Ambac Insured)	5.25	2-15-2032	3,825,000	3,937,914
San Diego CA PFFA Series B (Water & Sewer Revenue)	5.00	8-1-2039	3,750,000	4,722,150
San Diego CA RDA CAB Tax Allocation Centre (Tax Revenue, AGM Insured) ¤	0.00	9-1-2023	885,000	765,693
San Diego CA RDA Centre City Sub Parking Series B (Transportation Revenue)	5.30	9-1-2020	1,060,000	1,064,314
San Diego CA RDA Naval Training Center Series A (Tax Revenue)	5.00	9-1-2025	575,000	652,211
San Diego CA Unified School District Election of 2012 Series F (GO Revenue)	5.00	7-1-2045	14,370,000	17,838,774
San Francisco CA City & County Certificate of Participation Multiple Capital Improvement Projects Series A (Miscellaneous Revenue)	5.20	4-1-2026	3,000,000	3,349,080
San Francisco CA City & County Redevelopment Agency Mission Bay North Redevelopment Project Series C (Tax Revenue)	4.50	8-1-2016	250,000	250,868
San Francisco CA City & County Redevelopment Agency Mission Bay South Redevelopment Project Series A (Tax Revenue)	5.00	8-1-2043	2,500,000	2,963,000
San Francisco CA Municipal Transportation (Transportation Revenue)	5.00	3-1-2039	3,000,000	3,655,950
San Gorgonio CA Memorial Healthcare (GO Revenue)	5.00	8-1-2032	1,750,000	2,093,945
San Gorgonio CA Memorial Healthcare (GO Revenue)	5.50	8-1-2028	2,525,000	3,199,907
San Gorgonio CA Memorial Healthcare Election of 2006 Series B (GO Revenue)	5.63	8-1-2038	5,000,000	5,022,300
San Gorgonio CA Memorial Healthcare Election of 2006 Series C (GO Revenue)	7.10	8-1-2033	3,000,000	3,214,170
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2033	3,195,000	3,947,582
San Joaquin Delta CA Community College District Election of 2004 Series C (GO Revenue)	5.00	8-1-2034	3,315,000	4,076,290
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	2,040,000	2,048,262
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2025	1,845,000	1,929,114
San Jose CA RDA Tax Allocation Refunding Bond Merged Area Redevelopment Project Series C (Tax Revenue, National Insured)	5.00	8-1-2026	950,000	992,674
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2021	1,205,000	1,135,688
San Jose CA Unified School District CAB (Miscellaneous Revenue, AGM Insured) ¤	0.00	1-1-2026	3,175,000	2,695,575
San Marcos CA Unified School District Special Tax Community Facilities District #4 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2034	1,725,000	2,094,374

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Tax-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00%	9-1-2028	$1,290,000	$1,599,690
San Marcos CA Unified School District Special Tax Community Facilities District #5 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2029	1,345,000	1,660,618
San Mateo CA Foster City School District Election of 2015 Series A (GO Revenue)	4.00	8-1-2045	3,215,000	3,621,472
San Rafael CA City High School District CAB Election of 2002 Series B (GO Revenue, National Insured) ¤	0.00	8-1-2023	1,260,000	1,109,039
San Rafael CA Elementary School District Election of 2015 Series A (GO Revenue)	4.00	8-1-2041	2,000,000	2,244,180
Sanger CA Unified School District Refunding Bond (GO Revenue, National Insured)	5.60	8-1-2023	1,710,000	1,886,113
Santa Ana CA Community Redevelopment Merged Project Area Series A (Tax Revenue)	6.00	9-1-2022	2,000,000	2,417,420
Santa Ana CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2038	15,000,000	7,945,350
Santa Cruz County CA RDA Live Oak Soquel Community Improvement Project (Tax Revenue)	6.63	9-1-2029	2,100,000	2,487,597
Santa Rosa CA High School District (GO Revenue)	5.00	8-1-2024	1,005,000	1,224,472
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2028	1,000,000	1,239,120
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2032	1,500,000	1,827,600
Sierra Kings CA Health Care District (GO Revenue)	5.00	8-1-2037	1,750,000	2,105,180
Simi Valley CA Unified School District Capital Improvement Projects (Miscellaneous Revenue, Ambac Insured)	5.25	8-1-2022	1,970,000	2,218,969
Sonoma CA Community Development Agency Successor Agency Tax Allocation Sonoma Redevelopment Project (Tax Revenue, National Insured)	5.00	6-1-2033	1,325,000	1,647,306
Sonoma Valley CA Unified School District CAB Election of 2010 Series A (GO Revenue) ¤	0.00	8-1-2027	1,020,000	758,564
South Pasadena CA Unified School District Series A (GO Revenue, FGIC Insured)	5.55	11-1-2020	500,000	567,530
Southern California Public Power Authority Natural Gas Project #1 Series A (Utilities Revenue)	5.25	11-1-2025	1,000,000	1,249,410
Southwest California Community Finance Authority Riverside County (Miscellaneous Revenue)	6.38	5-1-2033	3,065,000	3,374,810
Stockton CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2038	1,025,000	1,232,317
Sutter Butte CA Flood Control Agency (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2040	3,545,000	4,276,156
Sweetwater CA Union High School District Refunding Bond (GO Revenue)	4.00	8-1-2042	10,000,000	11,235,100
Sweetwater CA Union High School District Refunding Bond (GO Revenue)	5.00	8-1-2036	2,500,000	3,114,200
Torrance CA Certificate of Participation (Miscellaneous Revenue)	5.25	6-1-2039	5,385,000	6,634,212
Tracy CA Operating Partnership Joint Powers Authority Capital Improvement Projects (Miscellaneous Revenue, AGC Insured)	6.25	10-1-2033	1,000,000	1,120,040
Tulare CA PFFA Capital Facilities Project (Miscellaneous Revenue, AGC Insured)	5.25	4-1-2027	3,000,000	3,235,560
Tulare CA Sewer Refunding Bond (Water & Sewer Revenue, AGM Insured)	5.00	11-15-2041	1,500,000	1,828,440
Turlock CA Irrigation District Revenue Refunding Bond Subordinated First Priority (Utilities Revenue)	5.50	1-1-2041	2,000,000	2,329,980
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2040	750,000	865,538
Tustin CA Community Facilities District Special Tax #2014-1 Legacy/Standard Pacific Series A (Tax Revenue)	5.00	9-1-2045	1,000,000	1,149,740
Union City CA Community RDA (Tax Revenue, AGC Insured)	5.25	10-1-2033	8,000,000	9,459,680
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Community Redevelopment Project Series A (Tax Revenue)	5.00	10-1-2035	1,250,000	1,547,425
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Community Redevelopment Project Series A (Tax Revenue)	5.00	10-1-2036	1,000,000	1,233,220

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo California Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
University of California Regents Medical Center Series J (Health Revenue)	5.00%	5-15-2033	$2,265,000	$2,732,972
University of California Regents Medical Center Series J (Health Revenue)	5.25	5-15-2038	10,000,000	12,176,600
University of California Series AI (Education Revenue)	5.00	5-15-2038	2,000,000	2,432,280
University of California Series K (Education Revenue)	4.00	5-15-2046	17,000,000	19,282,420
Vacaville CA Unified School District (Miscellaneous Revenue, AGC Insured)	6.50	12-1-2034	1,260,000	1,438,126
Vallejo CA Unified School District Refunding Bond Series A (GO Revenue, National Insured)	5.90	2-1-2017	1,000,000	1,029,510
Vallejo CA Refunding Bond (Water & Sewer Revenue)	5.25	5-1-2031	1,000,000	1,218,080
Ventura County CA PFA Series A (Miscellaneous Revenue)	5.00	11-1-2038	4,250,000	5,142,968
Walnut CA Energy Center Authority Series A (Utilities Revenue)	5.00	1-1-2034	3,115,000	3,865,302
Washington Township Health Care District Election of 2004 Series B (GO Revenue)	5.50	8-1-2038	1,500,000	1,886,325
Washington Township Health Care District Series A (Health Revenue)	5.00	7-1-2026	1,190,000	1,449,956
West Contra Costa CA Unified School District (GO Revenue, AGM Insured)	5.25	8-1-2024	1,350,000	1,629,653
West Contra Costa CA Unified School District CAB Election of 2005 Series B (GO Revenue)	6.00	8-1-2027	1,080,000	1,544,843
West Contra Costa CA Unified School District CAB Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2021	6,000,000	5,536,560
Wiseburn CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2027	1,525,000	1,172,527
Yorba Linda CA RDA CAB Series A (Tax Revenue, National Insured) ¤	0.00	9-1-2019	2,010,000	1,802,447

				1,094,334,316

Guam: 0.52%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,142,140
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	1-1-2046	2,500,000	2,988,975
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	1,500,000	1,781,505

				5,912,620

Illinois: 0.51%
Illinois (GO Revenue, AGM Insured)	5.00	2-1-2027	5,000,000	5,800,350

New York: 0.24%
New York NY Transitional Finance Authority Sub Series 2A (Tax Revenue, Dexia Credit Local LIQ) ø	0.60	11-1-2022	500,000	500,000
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.56	11-1-2022	1,000,000	1,000,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.56	8-1-2031	1,225,000	1,225,000

				2,725,000

Texas: 0.58%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.54	12-1-2039	5,000,000	5,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.54	12-1-2039	1,500,000	1,500,000

				6,500,000

Virgin Islands: 0.40%
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	4,000,000	4,553,360

Total Municipal Obligations (Cost $998,765,316)				1,119,825,646

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo California Tax-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Other: 0.22%
Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§	0.88%	7-1-2018	$2,500,000	$2,490,300

Total Other (Cost $2,500,000)				2,490,300

	Yield		Shares
Short-Term Investments: 0.48%

Investment Companies: 0.48%
Wells Fargo California Municipal Money Market Fund Premier Class ##(l)(u)	0.26		5,467,738	5,467,738

Total Short-Term Investments (Cost $5,467,738)				5,467,738

Total investments in securities (Cost $1,006,733,054) *	99.62%	1,127,783,684
Other assets and liabilities, net	0.38	4,245,930

Total net assets	100.00%	$1,132,029,614

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued and/or unfunded loans.

§	The security is subject to a demand feature which reduces the effective maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,006,827,615 and unrealized gains (losses) consists of:

Gross unrealized gains	$121,122,007
Gross unrealized losses	(165,938)

Net unrealized gains	$120,956,069

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo California Tax-Free Fund	Statement of assets and liabilities—June 30, 2016

Assets
Investments
In unaffiliated securities, at value (cost $1,001,265,316)	$1,122,315,946
In affiliated securities, at value (cost $5,467,738)	5,467,738

Total investments, at value (cost $1,006,733,054)	1,127,783,684
Receivable for investments sold	4,258,675
Receivable for Fund shares sold	2,008,043
Receivable for interest	12,213,364
Prepaid expenses and other assets	50,606

Total assets	1,146,314,372

Liabilities
Dividends payable	560,417
Payable for investments purchased	11,892,814
Payable for Fund shares redeemed	1,193,231
Management fee payable	259,751
Distribution fees payable	39,500
Administration fees payable	117,278
Accrued expenses and other liabilities	221,767

Total liabilities	14,284,758

Total net assets	$1,132,029,614

NET ASSETS CONSIST OF
Paid-in capital	$1,020,055,065
Undistributed net investment income	61,771
Accumulated net realized losses on investments	(9,137,852)
Net unrealized gains on investments	121,050,630

Total net assets	$1,132,029,614

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$528,238,055
Shares outstanding – Class A1	42,412,545
Net asset value per share – Class A	$12.45
Maximum offering price per share – Class A2	$13.04
Net assets – Class B	$119,782
Shares outstanding – Class B1	9,425
Net asset value per share – Class B	$12.71
Net assets – Class C	$66,427,466
Shares outstanding – Class C1	5,229,829
Net asset value per share – Class C	$12.70
Net assets – Administrator Class	$344,090,161
Shares outstanding – Administrator Class[1]	27,569,855
Net asset value per share – Administrator Class	$12.48
Net assets – Institutional Class	$193,154,150
Shares outstanding – Institutional Class[1]	15,477,659
Net asset value per share – Institutional Class	$12.48

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended June 30, 2016	Wells Fargo California Tax-Free Fund	21

Investment income
Interest	$36,853,068
Income from affiliated securities	13,508

Total investment income	36,866,576

Expenses
Management fee	3,839,848
Administration fees
Class A	797,688
Class B	224
Class C	89,882
Administrator Class	270,122
Institutional Class	134,169
Shareholder servicing fees
Class A	1,246,387
Class B	350
Class C	140,441
Administrator Class	675,305
Distribution fees
Class B	1,050
Class C	421,322
Custody and accounting fees	56,873
Professional fees	53,806
Registration fees	90,420
Shareholder report expenses	14,984
Trustees’ fees and expenses	22,996
Other fees and expenses	16,537

Total expenses	7,872,404
Less: Fee waivers and/or expense reimbursements	(997,814)

Net expenses	6,874,590

Net investment income	29,991,986

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	1,334,393
Net change in unrealized gains (losses) on investments	55,001,083

Net realized and unrealized gains (losses) on investments	56,335,476

Net increase in net assets resulting from operations	$86,327,462

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo California Tax-Free Fund	Statement of changes in net assets

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$29,991,986		$27,212,446
Net realized gains on investments		1,334,393		2,254,786
Net change in unrealized gains (losses) on investments		55,001,083		(760,677)

Net increase in net assets resulting from operations		86,327,462		28,706,555

Distributions to shareholders from
Net investment income
Class A		(14,775,252)		(15,140,747)
Class B		(3,113)		(7,112)
Class C		(1,242,347)		(1,189,812)
Administrator Class		(8,542,089)		(8,899,925)
Institutional Class		(5,429,185)		(1,974,850)[1]

Total distributions to shareholders		(29,991,986)		(27,212,446)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,403,254	89,174,570	4,711,161	56,157,629
Class C	1,564,126	19,286,269	775,910	9,442,120
Administrator Class	15,429,582	186,582,017	11,314,902	135,638,547
Institutional Class	6,601,583	79,772,864	13,920,921 [1]	167,143,717 [1]

		374,815,720		368,382,013

Reinvestment of distributions
Class A	1,127,394	13,600,711	1,156,627	13,795,754
Class B	231	2,839	546	6,640
Class C	90,135	1,109,354	87,749	1,067,361
Administrator Class	634,427	7,682,854	487,746	5,829,813
Institutional Class	40,832	495,242	6,023 [1]	71,726 [1]

		22,891,000		20,771,294

Payment for shares redeemed
Class A	(6,028,808)	(72,871,296)	(5,715,891)	(68,058,187)
Class B	(4,785)	(58,475)	(28,490)	(345,266)
Class C	(650,067)	(7,959,797)	(477,683)	(5,795,267)
Administrator Class	(6,300,064)	(76,074,940)	(17,223,780)	(206,068,914)
Institutional Class	(3,813,661)	(46,003,940)	(1,278,039)[1]	(15,297,220)[1]

		(202,968,448)		(295,564,854)

Net increase in net assets resulting from capital share transactions		194,738,272		93,588,453

Total increase in net assets		251,073,748		95,082,562

Net assets
Beginning of period		880,955,866		785,873,304

End of period		$1,132,029,614		$880,955,866

Undistributed net investment income		$61,771		$63,314

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Tax-Free Fund	23

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.79	$11.73	$11.21	$11.37	$10.53
Net investment income	0.36	0.38	0.42	0.40	0.45
Net realized and unrealized gains (losses) on investments	0.66	0.06	0.52	(0.16)	0.84

Total from investment operations	1.02	0.44	0.94	0.24	1.29
Distributions to shareholders from
Net investment income	(0.36)	(0.38)	(0.42)	(0.40)	(0.45)
Net asset value, end of period	$12.45	$11.79	$11.73	$11.21	$11.37
Total return[1]	8.77%	3.74%	8.58%	2.06%	12.46%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.83%	0.83%	0.83%
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Net investment income	2.96%	3.17%	3.71%	3.46%	4.08%
Supplemental data
Portfolio turnover rate	17%	30%	41%	23%	41%
Net assets, end of period (000s omitted)	$528,238	$470,368	$466,411	$506,770	$512,957

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS B	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.02	$11.97	$11.44	$11.60	$10.74
Net investment income	0.27 [1]	0.30 [1]	0.34 [1]	0.32 [1]	0.38 [1]
Net realized and unrealized gains (losses) on investments	0.69	0.04	0.53	(0.16)	0.86

Total from investment operations	0.96	0.34	0.87	0.16	1.24
Distributions to shareholders from
Net investment income	(0.27)	(0.29)	(0.34)	(0.32)	(0.38)
Net asset value, end of period	$12.71	$12.02	$11.97	$11.44	$11.60
Total return[2]	8.10%	2.87%	7.76%	1.33%	11.66%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.58%	1.58%	1.58%	1.58%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.22%	2.45%	2.97%	2.72%	3.37%
Supplemental data
Portfolio turnover rate	17%	30%	41%	23%	41%
Net assets, end of period (000s omitted)	$120	$168	$502	$966	$1,618

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Tax-Free Fund	25

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$12.02	$11.96	$11.43	$11.59	$10.74
Net investment income	0.27	0.29	0.34	0.32	0.38
Net realized and unrealized gains (losses) on investments	0.68	0.06	0.53	(0.16)	0.85

Total from investment operations	0.95	0.35	0.87	0.16	1.23
Distributions to shareholders from
Net investment income	(0.27)	(0.29)	(0.34)	(0.32)	(0.38)
Net asset value, end of period	$12.70	$12.02	$11.96	$11.43	$11.59
Total return[1]	8.02%	2.96%	7.77%	1.33%	11.56%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.58%	1.58%	1.58%	1.58%
Net expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	2.21%	2.42%	2.96%	2.70%	3.31%
Supplemental data
Portfolio turnover rate	17%	30%	41%	23%	41%
Net assets, end of period (000s omitted)	$66,427	$50,787	$45,934	$46,050	$44,920

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo California Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.81	$11.75	$11.23	$11.39	$10.55
Net investment income	0.38	0.40	0.44	0.43	0.48
Net realized and unrealized gains (losses) on investments	0.67	0.06	0.52	(0.16)	0.84

Total from investment operations	1.05	0.46	0.96	0.27	1.32
Distributions to shareholders from
Net investment income	(0.38)	(0.40)	(0.44)	(0.43)	(0.48)
Net asset value, end of period	$12.48	$11.81	$11.75	$11.23	$11.39
Total return	9.06%	3.95%	8.79%	2.27%	12.67%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.77%	0.77%	0.77%	0.76%
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	3.16%	3.39%	3.91%	3.65%	4.26%
Supplemental data
Portfolio turnover rate	17%	30%	41%	23%	41%
Net assets, end of period (000s omitted)	$344,090	$210,265	$273,026	$231,383	$179,670

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo California Tax-Free Fund	27

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015[1]
Net asset value, beginning of period	$11.81	$11.99
Net investment income	0.39	0.27
Net realized and unrealized gains (losses) on investments	0.67	(0.18)

Total from investment operations	1.06	0.09
Distributions to shareholders from
Net investment income	(0.39)	(0.27)
Net asset value, end of period	$12.48	$11.81
Total return[2]	9.14%	0.72%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.50%
Net expenses	0.48%	0.48%
Net investment income	3.24%	3.35%
Supplemental data
Portfolio turnover rate	17%	30%
Net assets, end of period (000s omitted)	$193,154	$149,368

[1]	For the period from October 31, 2014 (commencement of class operations) to June 30, 2015

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo California Tax-Free Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo California Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements	Wells Fargo California Tax-Free Fund	29

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. At June 30, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized losses on investments
$(1,543)	$1,543

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2018	No expiration
Short-term
$4,667,645	$4,375,648

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

30	Wells Fargo California Tax-Free Fund	Notes to financial statements

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$1,119,825,646	$0	$1,119,825,646

Other	0	2,490,300	0	2,490,300

Short-term investments
Investment companies	5,467,738	0	0	5,467,738
Total assets	$5,467,738	$1,122,315,946	$0	$1,127,783,684

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.39% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares, 0.55% for Administrator Class, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements	Wells Fargo California Tax-Free Fund	31

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended June 30, 2016, Funds Distributor received $33,137 from the sale of Class A shares and $1,784 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $379,562,717 and $153,405,944, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $29,991,986 and $27,212,446 of exempt-interest income for the years ended June 30, 2016 and June 30, 2015, respectively.

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Capital loss carryforward
$623,498	$120,956,069	$(9,043,293)

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

32	Wells Fargo California Tax-Free Fund	Notes to financial statements

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo California Tax-Free Fund	33

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo California Tax-Free Fund (formerly known as Wells Fargo Advantage California Tax-Free Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo California Tax-Free Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

34	Wells Fargo California Tax-Free Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo California Tax-Free Fund	35

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

36	Wells Fargo California Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo California Tax-Free Fund	37

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo California Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

38	Wells Fargo California Tax-Free Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays Municipal Bond Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo California Tax-Free Fund	39

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

40	Wells Fargo California Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244401 08-16 A249/AR249 6-16

Annual Report

June 30, 2016

Wells Fargo Colorado Tax-Free Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Colorado Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Colorado Tax-Free Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Colorado Tax-Free Fund	3

on $911 million in payments due (most of which were GOs) on July 1, 2016. The state of Illinois approved a six-month stopgap budget, a temporary but meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Colorado Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Colorado individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Terry Goode

Adrian Van Poppel

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (NWCOX)	7-31-1995	3.64	4.93	4.25	8.53	5.90	4.73	0.93	0.85
Class C (WCOTX)	3-31-2008	6.71	5.11	3.93	7.71	5.11	3.93	1.68	1.60
Administrator Class (NCOTX)	8-23-1993	–	–	–	8.80	6.16	4.99	0.87	0.60
Barclays Municipal Bond Index[4]	–	–	–	–	7.65	5.33	5.13	–	–
Barclays Colorado Municipal Bond Index[5]	–	–	–	–	8.87	6.32	5.65	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Colorado municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Colorado Tax-Free Fund	5

Growth of $10,000 investment as of June 30, 2016[6]

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Barclays Colorado Municipal Bond Index is the Colorado component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays Municipal Bond Index and the Barclays Colorado Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[7]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified

6	Wells Fargo Colorado Tax-Free Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the Barclays Municipal Bond Index, for the 12-month period that ended June 30, 2016. The Fund underperformed the Barclays Colorado Municipal Bond Index during the same period.

■	The main contributors to performance included security selection, longer duration, yield-curve positioning, and an overweight to BBB-rated bonds. Within security selection, the E-470 Toll Road and Colorado Springs Utility bonds did well.

■	Detractors from performance included an underweight to the industrial development revenue/pollution control revenue sector and poor security selection in the hospital sector.

■	Benign inflation expectations, global growth concerns, and the shape of the yield curve influenced our decision to extend duration and focus on bond purchases in the steeper portion of the yield curve. This resulted in an overweight to maturities 20 years and longer.

Effective maturity distribution as of June 30, 2016[7]

Ultralow yields continued throughout the period.

With the U.S. Federal Reserve (Fed) poised to normalize its interest-rate policy, shorter-term maturities appeared less attractive at the beginning of the reporting period due to a potential rise in short-term yields. However, subdued inflation expectations, due in part to low oil prices, combined with a fragile European economy and softening Chinese economy, implied that longer maturities would outperform. The Fund’s yield-curve positioning, which was underweight the area less than 10 years and overweight the 20-year and greater area, helped results. Longer-term maturities outperformed shorter-term maturities by a wide margin because the municipal curve flattened almost 150 basis points (100 basis points equals 1.00%) between the 2- and 30-year maturities.

The Fed tightened in December 2015 but signaled that the pace of further increases would be gradual. While the Fed was likely to take its time raising rates, U.S. inflation started to trend higher, unemployment remained below 5%, and economic growth was expected to remain at or above 2%. With the Fed likely on hold for an extended period and continued benign inflation, we extended the Fund’s duration longer than the Barclays Municipal Bond Index, which contributed to results as yields fell.

Credit quality as of June 30, 2016[8]

Credit-quality allocation helped results.

The Fund’s overweight to A-rated and BBB-rated debt contributed to results because lower-rated bonds outperformed higher-quality bonds by a wide margin during the period. Sector allocation also contributed to results due to the Fund’s overweight to strong-performing appropriation, education, and special tax sectors. The Fund’s underweight to the industrial development revenue/pollution control revenue sector detracted from results. Finally, issue selection was helped by E-470 Toll Road and Colorado Springs Utility bonds but certain hospital issues held by the Fund lagged.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Colorado Tax-Free Fund	7

Colorado felt the effect of weakness in energy but benefited from growth elsewhere.

With its status as seventh in the nation for oil production and ninth for concentration of oil- and gas-related employment, Colorado did experience weaker growth over the period. However, growth in other industries offset the decreases in the oil sector and the unemployment rate trended lower in the state. Migration to the state continued with 2015 marking the state’s largest increase since 2000.

Rates may be lower for longer, making issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. We expect volatility in rates but don’t see any catalyst for materially higher rates or a steeper yield curve in the near term. Strong demand for municipals from both U.S. and global investors in search of yield alongside favorable supply/demand factors may continue to support the municipal market. In terms of Fund positioning, we expect to remain long duration relative to the Barclays Municipal Bond Index and to focus our purchases on the steeper part of the yield curve to benefit from the roll down, or the natural decline in yields as maturities shorten. We also expect to maintain an overweight to the A-rated and BBB-rated credit tiers. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo Colorado Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,050.68	$4.33	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class C
Actual	$1,000.00	$1,046.72	$8.14	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$8.02	1.60%
Administrator Class
Actual	$1,000.00	$1,051.99	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo Colorado Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 100.99%

Arizona: 1.02%
Phoenix AZ IDA Rowan University Project (Education Revenue)	5.25%	6-1-2034	$1,000,000	$1,175,070

California: 2.19%
Inglewood CA Unified School District (Tax Revenue, AGM Insured)	5.25	10-15-2021	1,000,000	1,204,720
Norco CA Redevelopment Agency Project Area #1 (Tax Revenue)	6.00	3-1-2036	1,120,000	1,312,786

				2,517,506

Colorado: 91.83%
Adams County CO 12 Five Star Schools Certificate of Participation Refunding Bonds (Miscellaneous Revenue)	5.00	12-15-2027	1,200,000	1,590,576
Adams County CO Certificate of Participation Refunding Bonds (Miscellaneous Revenue)	5.00	12-1-2034	500,000	613,735
Adams County CO North Range Metropolitan District No. 1 (GO Revenue)	5.00	12-1-2038	1,000,000	1,184,660
Adams County CO Rangeview Library District Certificate of Participation Series 2015 (Miscellaneous Revenue, AGM Insured)	5.00	12-15-2029	1,000,000	1,250,680
Arapahoe County CO Centennial 25 Metropolitan District (GO Revenue)	6.38	12-1-2016	70,000	70,505
Arapahoe County CO Copperleaf Metropolitan District (GO Revenue)	5.75	12-1-2045	500,000	536,615
Arapahoe County CO Water & Wastewater Authority (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2033	500,000	528,560
Arvada CO Jefferson Center Metropolitan District (Tax Revenue)	4.75	12-1-2026	1,000,000	1,047,380
Aspen Valley CO Hospital Refunding Bonds District Series 2012 (Health Revenue)	5.00	10-15-2033	600,000	678,222
Aurora CO Certificate of Participation Refunding Bonds Series 2009A (Miscellaneous Revenue)	5.00	12-1-2027	2,000,000	2,264,340
Aurora CO E-470 Public Highway Authority Colorado CAB Series A (Miscellaneous Revenue, National Insured) ¤	0.00	9-1-2034	4,000,000	2,357,960
Aurora CO Eagle Bend Metropolitan District No. 2 Refunding Bonds (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2037	1,000,000	1,236,330
Aurora CO First Lien Water Improvement Bonds Series 2007A (Water & Sewer Revenue, Ambac Insured)	5.00	8-1-2039	1,000,000	1,043,580
Canon City CO Finance Authority Certificate of Participation Series 2008 (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2032	150,000	163,529
Colorado Board of Governors State University System Enterprise Bonds Series 2013C (Education Revenue)	5.25	3-1-2033	725,000	893,816
Colorado Board of Governors State University System Enterprise Bonds Series E1 (Education Revenue)	5.00	3-1-2040	2,000,000	2,437,980
Colorado ECFA Alexander Dawson School LLC Project (Education Revenue)	5.00	2-15-2040	1,000,000	1,106,960
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.25	12-1-2028	1,000,000	1,172,120
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.38	12-1-2028	1,000,000	1,175,110
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A (Education Revenue) 144A	4.13	7-1-2026	625,000	657,163
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	425,000	426,925
Colorado ECFA Charter School Ben Franklin Academy Project (Education Revenue)	5.00	7-1-2036	750,000	879,848
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.00	6-15-2019	660,000	662,554
Colorado ECFA Charter School Collegiate Project (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	6-15-2024	1,140,000	1,144,480
Colorado ECFA Charter School District Montessori Charter School Project (Miscellaneous Revenue)	5.00	7-15-2037	1,150,000	1,317,912

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Colorado Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado ECFA Charter School Pinnacle High School Project (Education Revenue)	5.13%	12-1-2039	$500,000	$534,275
Colorado ECFA Charter School Refunding and Improvement Bonds Flagstaff Academy Project 2015 (Education Revenue)	5.00	8-1-2036	335,000	397,421
Colorado ECFA Charter School Refunding and Improvement Bonds Frontier Academy Project 2015 (Education Revenue) %%	5.00	6-1-2036	540,000	639,058
Colorado ECFA Charter School Refunding and Improvement Bonds Skyview Academy Project Series 2014 (Education Revenue) 144A	4.13	7-1-2024	500,000	532,970
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	5.00	12-15-2028	600,000	662,772
Colorado ECFA Charter School Refunding and Improvement Bonds University Laboratory School Project 2015 (Education Revenue) 144A	4.00	12-15-2025	535,000	561,654
Colorado ECFA Cheyenne Mountain Charter School Series A (Education Revenue)	5.25	6-15-2029	590,000	616,066
Colorado ECFA Refunding Bonds Regis University Project (Education Revenue)	5.00	10-1-2034	2,000,000	2,358,180
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series 2010 (Education Revenue)	5.00	9-1-2032	1,265,000	1,436,306
Colorado ECFA Refunding Bonds The University Corporation for Atmosphere Research Project Series B (Education Revenue)	5.00	9-1-2030	1,770,000	2,103,840
Colorado ECFA Student Housing Campus Village Apartment (Miscellaneous Revenue) ##	5.50	6-1-2033	1,735,000	1,871,423
Colorado ECFA Twin Peaks Charter Academy (Education Revenue)	6.75	11-15-2028	750,000	856,253
Colorado Fort Lewis College Board of Trustees Series B (Education Revenue)	5.00	10-1-2036	1,735,000	2,164,222
Colorado Health Facilities Authority Adventist Health Sunbelt Series A (Health Revenue) %%	4.00	11-15-2046	1,000,000	1,097,840
Colorado Health Facilities Authority Adventist Health Sunbelt Series C (Health Revenue) %%±	5.00	11-15-2036	500,000	645,350
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)	5.25	11-15-2027	1,000,000	1,017,040
Colorado Health Facilities Authority Adventist Health Sunbelt Series D (Health Revenue)	5.25	11-15-2035	1,000,000	1,017,040
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	1,000,000	1,121,540
Colorado Health Facilities Authority Children’s Hospital Project Series A (Health Revenue)	5.00	12-1-2044	2,000,000	2,438,780
Colorado Health Facilities Authority Covenant Retirement Communities Series 2012C (Health Revenue)	5.00	12-1-2022	1,000,000	1,176,360
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A (Health Revenue)	5.00	6-1-2040	1,000,000	1,150,410
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A (Health Revenue)	5.50	1-1-2035	1,000,000	1,236,440
Colorado Health Facilities Authority Sunny Vista Living Center Series A (Health Revenue) 144A	5.00	12-1-2025	670,000	700,706
Colorado HFA Waste Management Incorporated Project (Miscellaneous Revenue)	5.70	7-1-2018	500,000	546,480
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	1,200,000	1,317,756
Colorado Park Creek Metropolitan District Refunding Bonds Series A (Tax Revenue)	5.00	12-1-2045	500,000	590,510
Colorado Regional Transportation District Certificate of Participation Series 2014A (Miscellaneous Revenue)	5.00	6-1-2044	2,000,000	2,342,180
Colorado Regional Transportation District Certificate of Participation Tax-Exempt Bonds Series 2010A (Miscellaneous Revenue)	5.38	6-1-2031	2,500,000	2,877,075
Colorado Regional Transportation District Certificate of Participation Transit Vehicles Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2022	1,000,000	1,057,490

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Colorado Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado Regional Transportation District Fastracks Project Revenue Bonds Series 2013A (Tax Revenue)	5.00%	11-1-2031	$1,000,000	$1,223,640
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2 (Utilities Revenue)	5.00	11-15-2038	3,000,000	3,662,490
Commerce City CO Sales & Use Tax Bonds Series 2014 (Tax Revenue, AGM Insured)	5.00	8-1-2044	1,250,000	1,487,550
Denver CO City & County Department of Aviation Airport System Bonds Series 2012B (Airport Revenue)	5.00	11-15-2030	2,000,000	2,413,240
Denver CO City & County Excise Tax Series A (Tax Revenue, AGC Insured)	6.00	9-1-2021	2,000,000	2,327,080
Denver CO City & County Refunding and Improvement Bonds Series A (Tax Revenue)	5.00	8-1-2044	500,000	625,495
Denver CO Convention Center (Tax Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2030	1,205,000	1,217,050
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2035	1,000,000	1,230,230
Denver CO School District No. 1 Certificate of Participation Series B (Miscellaneous Revenue)	5.00	12-15-2045	1,200,000	1,456,932
Douglas County CO Stonegate Village Metropolitan District (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2045	525,000	619,085
Eagle County CO Eagle River Water and Sanitation District (GO Revenue)	5.00	12-1-2045	1,360,000	1,684,238
East Cherry Creek Valley CO Water and Sanitation District (Water & Sewer Revenue)	5.00	11-15-2032	750,000	939,270
El Paso County CO Lorson Ranch Metropolitan District No. 2 (GO Revenue)	5.00	12-1-2041	855,000	1,014,603
El Paso County CO School District #49 (Miscellaneous Revenue, National Insured)	5.00	12-15-2027	1,430,000	1,522,078
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,330,000	1,468,546
Fremont County CO Finance Corporation Certificate of Participation Series 2013 (Miscellaneous Revenue)	5.25	12-15-2038	1,265,000	1,457,482
Garfield County CO Public Library District Lease Purchase Financing Program (Miscellaneous Revenue)	5.00	12-1-2026	715,000	808,000
Glendale CO Certificate of Participation Series 2006 (Miscellaneous Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-1-2025	1,000,000	1,018,950
Longmont CO Certificates of Participation Series 2014 (Miscellaneous Revenue)	5.00	12-1-2034	1,000,000	1,194,470
Park Meadows CO Business Improvement District (Tax Revenue)	5.00	12-1-2017	105,000	109,657
Platte Valley CO Fire Protection District (Miscellaneous Revenue)	5.00	12-1-2036	325,000	351,868
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	2,000,000	2,443,820
Tender Option Bond Trust Receipts for Colorado HCFR Series 2015-XF1001 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.64	1-1-2045	2,360,000	2,360,000
Tender Option Bond Trust Receipts for Colorado HCFR Series 2016-XG0068 (Health Revenue, Deutsche Bank LIQ) 144Aø	0.58	12-1-2032	2,185,000	2,185,000
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B (Tax Revenue)	5.00	12-1-2034	1,375,000	1,653,011
University of Colorado Enterprise System Series A (Education Revenue)	5.00	6-1-2026	1,000,000	1,193,660
University of Colorado Hospital Authority Series A (Health Revenue)	6.00	11-15-2029	2,000,000	2,314,760
Weld County CO Eaton Area Park and Recreation District Series 2015 (GO Revenue)	5.50	12-1-2038	1,075,000	1,166,730
Westminster CO Certificate of Participation Series 2015A (Miscellaneous Revenue)	5.00	12-1-2035	2,000,000	2,451,136
Wheatlands CO (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2030	500,000	613,775

				105,722,823

Guam: 2.52%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,142,140
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.75	12-1-2034	500,000	569,490
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	1-1-2046	1,000,000	1,195,590

				2,907,220

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Colorado Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Maryland: 0.42%
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00%	6-1-2027	$235,000	$264,518
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2030	200,000	222,804

				487,322

Pennsylvania: 1.50%
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	570,295
Pennsylvania Higher Education Facilities Authority Indiana University Student Housing Project Series A (Education Revenue)	5.00	7-1-2032	1,000,000	1,155,430

				1,725,725

Texas: 0.52%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.54	12-1-2039	600,000	600,000

Virgin Islands: 0.99%
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	1,000,000	1,138,340

Total Municipal Obligations (Cost $106,024,174)				116,274,006

	Yield		Shares
Short-Term Investments: 0.51%

Investment Companies: 0.51%
Wells Fargo Municipal Cash Management Fund Institutional Class ##(l)(u)	0.30		583,158	583,158

Total Short-Term Investments (Cost $583,158)				583,158

Total investments in securities (Cost $106,607,332) *	101.50%	116,857,164
Other assets and liabilities, net	(1.50)	(1,728,049)

Total net assets	100.00%	$115,129,115

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

##	All or a portion of this security is segregated for when-issued securities.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $106,607,130 and unrealized gains (losses) consists of:

Gross unrealized gains	$10,279,104
Gross unrealized losses	(29,070)

Net unrealized gains	$10,250,034

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016	Wells Fargo Colorado Tax-Free Fund	13

Assets
Investments
In unaffiliated securities, at value (cost $106,024,174)	$116,274,006
In affiliated securities, at value (cost $583,158)	583,158

Total investments, at value (cost $106,607,332)	116,857,164
Receivable for Fund shares sold	48,821
Receivable for interest	835,524
Prepaid expenses and other assets	13,320

Total assets	117,754,829

Liabilities
Dividends payable	109,131
Payable for investments purchased	2,355,988
Payable for Fund shares redeemed	96,216
Management fee payable	10,718
Distribution fee payable	5,056
Administration fees payable	11,711
Accrued expenses and other liabilities	36,894

Total liabilities	2,625,714

Total net assets	$115,129,115

NET ASSETS CONSIST OF
Paid-in capital	$106,054,298
Undistributed net investment income	298,072
Accumulated net realized losses on investments	(1,473,087)
Net unrealized gains on investments	10,249,832

Total net assets	$115,129,115

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$41,341,392
Shares outstanding – Class A1	3,595,670
Net asset value per share – Class A	$11.50
Maximum offering price per share – Class A2	$12.04
Net assets – Class C	$8,503,207
Shares outstanding – Class C1	738,853
Net asset value per share – Class C	$11.51
Net assets – Administrator Class	$65,284,516
Shares outstanding – Administrator Class[1]	5,678,009
Net asset value per share – Administrator Class	$11.50

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Colorado Tax-Free Fund	Statement of operations—year ended June 30, 2016

Investment income
Interest	$3,822,834
Income from affiliated securities	1,399

Total investment income	3,824,233

Expenses
Management fee	395,503
Administration fees
Class A	58,100
Class C	8,816
Administrator Class	57,053
Shareholder servicing fees
Class A	90,782
Class C	13,776
Administrator Class	142,632
Distribution fee
Class C	41,327
Custody and accounting fees	10,808
Professional fees	45,572
Registration fees	19,687
Shareholder report expenses	12,364
Trustees’ fees and expenses	21,537
Other fees and expenses	6,964

Total expenses	924,921
Less: Fee waivers and/or expense reimbursements	(185,783)

Net expenses	739,138

Net investment income	3,085,095

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(27,079)
Net change in unrealized gains (losses) on investments	5,358,174

Net realized and unrealized gains (losses) on investments	5,331,095

Net increase in net assets resulting from operations	$8,416,190

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Colorado Tax-Free Fund	15

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$3,085,095		$2,765,609
Net realized gains (losses) on investments		(27,079)		239,821
Net change in unrealized gains (losses) on investments		5,358,174		235,851

Net increase in net assets resulting from operations		8,416,190		3,241,281

Distributions to shareholders from
Net investment income
Class A		(1,095,590)		(1,059,973)
Class B		N/A		(102)[1]
Class C		(124,324)		(86,629)
Administrator Class		(1,865,181)		(1,618,905)

Total distributions to shareholders		(3,085,095)		(2,765,609)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	696,674	7,784,831	195,576	2,149,912
Class C	422,886	4,750,010	106,467	1,175,015
Administrator Class	1,447,561	16,128,508	1,336,343	14,710,217

		28,663,349		18,035,144

Reinvestment of distributions
Class A	95,642	1,066,603	92,820	1,022,854
Class B	N/A	N/A	9 [1]	102 [1]
Class C	10,332	115,562	7,438	82,034
Administrator Class	58,589	653,646	50,754	559,409

		1,835,811		1,664,399

Payment for shares redeemed
Class A	(285,488)	(3,174,098)	(433,987)	(4,763,158)
Class B	N/A	N/A	(1,826)[1]	(20,041)[1]
Class C	(76,234)	(855,123)	(71,751)	(781,903)
Administrator Class	(618,076)	(6,860,160)	(678,121)	(7,490,164)

		(10,889,381)		(13,055,266)

Net increase in net assets resulting from capital share transactions		19,609,779		6,644,277

Total increase in net assets		24,940,874		7,119,949

Net assets
Beginning of period		90,188,241		83,068,292

End of period		$115,129,115		$90,188,241

Undistributed net investment income		$298,072		$298,072

[1]	For the period from July 1, 2014 to January 6, 2015. Class B shares of the Fund were no longer offered to shareholders effective January 7, 2015.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.92	$10.85	$10.46	$10.72	$10.15
Net investment income	0.34 [1]	0.34 [1]	0.35 [1]	0.34	0.38
Net realized and unrealized gains (losses) on investments	0.58	0.07	0.39	(0.26)	0.57

Total from investment operations	0.92	0.41	0.74	0.08	0.95
Distributions to shareholders from
Net investment income	(0.34)	(0.34)	(0.35)	(0.34)	(0.38)
Net asset value, end of period	$11.50	$10.92	$10.85	$10.46	$10.72
Total return[2]	8.53%	3.82%	7.26%	0.65%	9.51%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.93%	0.94%	0.91%	0.91%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.02%	3.12%	3.35%	3.10%	3.64%
Supplemental data
Portfolio turnover rate	13%	23%	33%	36%	41%
Net assets, end of period (000s omitted)	$41,341	$33,722	$35,088	$46,069	$53,185

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Colorado Tax-Free Fund	17

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.93	$10.86	$10.47	$10.73	$10.16
Net investment income	0.25	0.26	0.28	0.26	0.30
Net realized and unrealized gains (losses) on investments	0.58	0.07	0.38	(0.26)	0.57

Total from investment operations	0.83	0.33	0.66	0.00	0.87
Distributions to shareholders from
Net investment income	(0.25)	(0.26)	(0.27)	(0.26)	(0.30)
Net asset value, end of period	$11.51	$10.93	$10.86	$10.47	$10.73
Total return[1]	7.71%	3.05%	6.46%	(0.10)%	8.69%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.68%	1.69%	1.67%	1.66%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.26%	2.35%	2.60%	2.34%	2.89%
Supplemental data
Portfolio turnover rate	13%	23%	33%	36%	41%
Net assets, end of period (000s omitted)	$8,503	$4,173	$3,689	$4,460	$4,012

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Colorado Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.92	$10.85	$10.46	$10.72	$10.15
Net investment income	0.36	0.37	0.38	0.36	0.41
Net realized and unrealized gains (losses) on investments	0.58	0.07	0.39	(0.26)	0.57

Total from investment operations	0.94	0.44	0.77	0.10	0.98
Distributions to shareholders from
Net investment income	(0.36)	(0.37)	(0.38)	(0.36)	(0.41)
Net asset value, end of period	$11.50	$10.92	$10.85	$10.46	$10.72
Total return	8.80%	4.08%	7.53%	0.90%	9.78%
Ratios to average net assets (annualized)
Gross expenses	0.87%	0.87%	0.88%	0.86%	0.84%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.27%	3.36%	3.60%	3.34%	3.89%
Supplemental data
Portfolio turnover rate	13%	23%	33%	36%	41%
Net assets, end of period (000s omitted)	$65,285	$52,294	$44,272	$49,549	$43,876

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Colorado Tax-Free Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Colorado Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

20	Wells Fargo Colorado Tax-Free Fund	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

		No expiration
2018	2019	Short-term
$548,785	$57,793	$829,427

As of June 30, 2016, the Fund had current year deferred post-October capital losses consisting of $37,285 in long-term losses which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Colorado Tax-Free Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$116,274,006	$0	$116,274,006

Short-term investments
Investment companies	583,158	0	0	583,158
Total assets	$583,158	$116,274,006	$0	$116,857,164

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, and 0.60% for Administrator Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

22	Wells Fargo Colorado Tax-Free Fund	Notes to financial statements

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2016, Funds Distributor received $11,949 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $40,504,987 and $12,367,858, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $3,085,095 and $2,765,609 of exempt-interest income for the years ended June 30, 2016 and June 30, 2015, respectively.

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Post-October capital losses deferred	Capital loss carryforward
$407,204	$10,250,034	$(37,285)	$(1,436,005)

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Colorado Tax-Free Fund	23

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Colorado Tax-Free Fund (formerly known as Wells Fargo Advantage Colorado Tax-Free Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Colorado Tax-Free Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

24	Wells Fargo Colorado Tax-Free Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Colorado Tax-Free Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Colorado Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Colorado Tax-Free Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Colorado Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

28	Wells Fargo Colorado Tax-Free Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under reviewexcept the ten-year period under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays Municipal Bond Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Colorado Tax-Free Fund	29

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

30	Wells Fargo Colorado Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244402 08-16 A250/AR250 6-16

Annual Report

June 30, 2016

Wells Fargo High Yield Municipal Bond Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo High Yield Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo High Yield Municipal Bond Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016. The

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo High Yield Municipal Bond Fund	3

state of Illinois approved a six-month stopgap budget, a temporary but meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo High Yield Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, and capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Dennis Derby

Lyle J. Fitterer, CFA®, CPA

Terry J. Goode

Average annual total returns (%) as of June 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WHYMX)	1-31-2013	4.49	5.23	9.44	6.66	1.08	0.86
Class C (WHYCX)	1-31-2013	7.62	5.87	8.62	5.87	1.83	1.61
Administrator Class (WHYDX)	1-31-2013	–	–	9.65	6.79	1.02	0.76
Institutional Class (WHYIX)	1-31-2013	–	–	9.71	6.92	0.75	0.61
Barclays Municipal Bond Index[3]	–	–	–	7.65	3.93	–	–
Barclays High Yield Municipal Bond Index[4]	–	–	–	12.09	4.69	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo High Yield Municipal Bond Fund	5

Growth of $10,000 investment as of June 30, 2016[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.85% for Class A, 1.60% for Class C, 0.75% for Administrator Class, and 0.60% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[4]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares since inception with the Barclays Municipal Bond Index and the Barclays High Yield Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo High Yield Municipal Bond Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the Barclays Municipal Bond Index, for the 12-month period that ended June 30, 2016. The Fund, however, underperformed the Barclays High Yield Municipal Bond Index over that same period.

■	Investors continued their search for income in this low-yield environment, which caused lower-quality bonds to perform very well. The Fund’s overweight to A-rated, BBB-rated, and out-of-benchmark below-investment-grade debt was the biggest contributor to excess returns.

■	The Fund began the period with a duration that was longer than the benchmark. As rates rallied, we slowly reduced its duration and are now positioned for higher rates. We also began reducing the Fund’s bias for a flatter yield curve in the second quarter of 2016 given the amount of flattening that had already occurred.

■	Issue selection within the special tax, education, health care, and transportation sectors contributed to results, while corporate-backed and resource recovery holdings detracted. Our largest state overweight was to Illinois debt, and it was one of the best-performing states despite its prolonged budgetary crisis.

Effective maturity distribution as of June 30, 2016[6]

Ultralow yields continued throughout the period.

With the U.S. Federal Reserve (Fed) poised to normalize its interest-rate policy, shorter-term maturities between one and five years appeared less attractive at the beginning of the reporting period due to the potential for them to rise. However, subdued inflation expectations, due in part to low oil prices, combined with a fragile European economy and softening Chinese economy, implied that longer maturities would outperform. We, therefore, extended the Fund’s duration in anticipation of lower yields and also positioned the Fund for a flatter yield curve. The Fund’s yield-curve positioning, which was underweight maturities between 1 and 7 years and overweight the 10-year area, helped results. Longer-term maturities outperformed shorter-term maturities by a wide margin because the municipal curve flattened almost 150 basis points (bps; 100 bps equals 1.00%) between the 1- and 30-year maturities.

The Fed tightened in December 2015 but signaled that the pace of further increases would be gradual. While the Fed was likely to take its time raising rates, U.S. inflation started to trend higher, unemployment remained below 5%, and economic growth was expected to remain at or above 2%. We initially kept the Fund’s duration long but started to reduce it as the market rallied. The Fund’s short duration positioning hurt relative performance during the second half of the reporting period as U.S. rates continued to move lower in sympathy with declining global interest rates.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo High Yield Municipal Bond Fund	7

Credit quality as of June 30, 2016[7]

Credit-quality allocation helped results.

The Fund’s overweight to BBB-rated debt and its holdings in high-yield and nonrated debt contributed to results because lower-rated bonds outperformed higher-quality bonds by a wide margin. The Fund’s holdings within the special tax, education, and transportation sectors performed well. Notably, within the education sector, smaller private universities outperformed. On the other hand, issue selection within resource recovery and corporate-backed sectors detracted from results. While we have been cautious about the health care sector because we believe credit fundamentals have peaked, the Fund’s lower-rated health care issues contributed to performance. Although taxable corporate bond spreads increased dramatically during late 2015 and early 2016 as global fears spooked the market, spreads for corporate-backed municipal debt declined. We sold into this rally, but continued new-money flows into high-yield and longer-term municipal bonds funds caused these spreads to move even tighter. Issue selection within Illinois, Colorado, and Michigan added to results. Regarding sector allocations, we reduced exposure to Illinois debt, added New York debt, and increased exposure to senior care

Political noise and a lack of a state budget caused volatility within Illinois, but the state’s bonds had some of the highest returns. We have been overweight Illinois bonds since the Fund’s inception because we feel that the above-market income is compensating investors for the credit issues. We continue to believe that the state’s economic backdrop and ability to raise revenues, combined with Illinois Governor Bruce Rauner’s focus on cutting expenses, should ultimately lead to tighter spreads. During the past 12 months, Puerto Rico had several widely anticipated defaults on its debt. The lack of clarity surrounding the federal government’s restructuring legislation for Puerto Rico debt, the lack of financial statements, and a declining economy make it very hard to develop an investment opinion for the territory. As a result, we had minimal exposure to Puerto Rico bonds. Finally, the Fund ended the year with no exposure to tobacco bonds. While the sector continued to outperform, recent developments highlighted longer-term risks within the sector. Fitch recently withdrew its credit ratings on all tobacco issues, citing the problematic modeling of revenues going forward.

Rates may be lower for longer, making credit allocation and issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. In the (we would hope unlikely) event of a materially weaker U.S. economy, that could be the catalyst for us to increase our duration exposure and reduce our credit exposure. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo High Yield Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,049.19	$4.33	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class C
Actual	$1,000.00	$1,045.28	$8.14	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$8.02	1.60%
Administrator Class
Actual	$1,000.00	$1,050.67	$3.82	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Institutional Class
Actual	$1,000.00	$1,050.48	$3.06	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo High Yield Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.79%

Alabama: 1.13%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25%	8-1-2032	$1,000,000	$1,000,260
Jefferson County AL Sewer Warrants CAB Senior Lien Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2027	920,000	595,866

				1,596,126

Arizona: 1.54%
Florence AZ IDA Legacy Traditional School Project Queen Creek & Casa Grande Campuses (Education Revenue)	5.00	7-1-2023	250,000	275,723
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	160,000	172,522
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	500,000	596,975
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	500,000	501,515
Pima County AZ IDA Refunding Bond Desert Heights Charter School Facility (Education Revenue)	6.00	5-1-2024	580,000	634,073

				2,180,808

California: 3.61%
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	500,000	605,455
California CDA Baptist University Series B (Education Revenue) 144A	5.75	11-1-2017	100,000	103,442
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	250,000	289,758
California School Finance Authority View Park Elementary & Middle Schools Series A (Education Revenue)	5.88	10-1-2044	1,000,000	1,115,360
California Statewide CDA Loma Linda University Medical Center Refunding Bond Series A (Health Revenue)	5.25	12-1-2044	1,000,000	1,143,880
California Statewide CDA Senior Living Health Facilities Los Angeles Jewish Home for the Aging Series D (Health Revenue)	4.75	8-1-2020	1,000,000	1,004,670
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	500,000	499,940
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	4.75	8-1-2019	225,000	241,558
Compton CA Community College RDA Project 2nd Lien Series A (Tax Revenue)	5.00	8-1-2020	100,000	109,943

				5,114,006

Colorado: 5.47%
Arapahoe County CO Copperleaf Metropolitan District (GO Revenue)	5.75	12-1-2045	500,000	536,615
Arvada CO Jefferson Center Metropolitan District (Tax Revenue)	4.75	12-1-2026	1,280,000	1,340,646
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	500,000	549,065
Colorado Springs CO Utilities System Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.56	11-1-2036	2,000,000	2,000,000
Eaton CO Area Park & Recreation District (GO Revenue)	5.00	12-1-2023	810,000	885,136
Eaton CO Area Park & Recreation District (GO Revenue)	5.50	12-1-2030	475,000	524,015
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	1,725,000	1,904,693

				7,740,170

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Delaware: 0.73%
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00%	9-1-2045	$1,000,000	$1,037,980

District of Columbia: 2.10%
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.48	11-1-2042	2,535,000	2,535,000
District of Columbia Tobacco Settlement Financing Corporation (Tobacco Revenue)	6.75	5-15-2040	435,000	437,297

				2,972,297

Florida: 4.06%
Crossings At Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,000,000	1,044,440
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	250,000	296,683
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	250,000	250,678
Miami-Dade County FL IDA Youth Co-Op Charter Schools Project Series A (Education Revenue) 144A	6.00	9-15-2045	1,000,000	1,060,110
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.48	7-1-2027	2,150,000	2,150,000
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	920,000	953,700

				5,755,611

Georgia: 2.59%
Cobb County GA Development Authority Student Housing Refunding Bond Kennesaw State University Foundation Project Series C (Housing Revenue)	5.00	7-15-2028	800,000	922,064
Georgia Road & Tollway Authority Toll Revenue Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	1,000,000	615,000
Savannah GA EDA Calvary Day School Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.50	11-1-2026	2,130,000	2,130,000

				3,667,064

Guam: 0.23%
Guam International Airport Authority Series C (Airport Revenue)	6.38	10-1-2043	260,000	318,128

Idaho: 0.34%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	200,000	213,316
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	250,000	274,095

				487,411

Illinois: 14.60%
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	500,000	386,985
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2024	1,000,000	741,530
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2025	500,000	354,210
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	1,000,000	610,610

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo High Yield Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.39%	3-1-2032	$1,000,000	$980,410
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2021	250,000	253,470
Chicago IL Midway Airport Refunding Bond Second Lien Series A (Airport Revenue)	5.00	1-1-2031	1,000,000	1,176,800
Chicago IL O’Hare International Bond Series B (Airport Revenue)	6.00	1-1-2041	150,000	179,864
Chicago IL Sales (Tax Revenue)	5.00	1-1-2032	1,500,000	1,657,275
Chicago IL Sales Series A (Tax Revenue)	5.00	1-1-2041	1,000,000	1,063,680
Chicago IL Series A (GO Revenue)	5.00	1-1-2033	310,000	311,181
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	500,000	509,760
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	700,000	718,634
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	1,000,000	1,182,070
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	600,000	609,414
Chicago IL Water Revenue Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	500,000	506,925
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	350,000	297,091
Cook County IL School District #144 Prairie Hills CAB Refunding Bond Series C (GO Revenue, AGM Insured) ¤	0.00	12-1-2025	730,000	519,380
Illinois (GO Revenue)	5.00	3-1-2033	2,000,000	2,150,840
Illinois (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.50	7-1-2025	525,000	626,173
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	250,000	289,213
Illinois Finance Authority Charter School Aid Intrinsic Schools Belmont School Project Series A (Education Revenue) 144A	5.25	12-1-2025	800,000	830,680
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	725,000	804,692
Illinois Finance Authority Educational Facility Senior Rogers Park Montessori School (Miscellaneous Revenue)	6.00	2-1-2034	680,000	740,806
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	500,000	581,255
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,000,000	783,400
Lake County IL Community Unit School District #187 North Chicago Series A (GO Revenue, AGM Insured) ¤	0.00	1-1-2023	590,000	466,637
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	85,000	83,554
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	6.13	8-15-2023	250,000	240,748
Will County IL Communty High School District #210 Lincoln-Way Series A (GO Revenue)	5.00	1-1-2030	1,000,000	1,027,350

				20,684,637

Indiana: 1.88%
Indiana Business Finance Authority Refunding Bond Marquette Project Series A (Health Revenue)	5.00	3-1-2030	1,100,000	1,264,989
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2034	250,000	284,840
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25	9-1-2040	1,000,000	1,116,590

				2,666,419

Iowa: 0.71%
Coralville IA Certificate of Participation Series D (Miscellaneous Revenue)	5.25	6-1-2026	1,000,000	1,000,590

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 1.85%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00%	9-1-2034	$4,400,000	$1,598,828
Wyandotte County & Kansas City KS Special Obligation Refunding and Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	1,000,000	1,023,550

				2,622,378

Kentucky: 2.16%
Kentucky EDFA Refunding Bond Rosedale Green Project (Health Revenue)	5.50	11-15-2035	1,000,000	1,072,580
Kentucky EDFA Senior Revenue Bonds Next Generation Information Highway Project Series A (Miscellaneous Revenue)	5.00	7-1-2037	700,000	819,742
Kentucky EDFA Senior Revenue Bonds Next Generation Information Highway Project Series A (Miscellaneous Revenue)	5.00	1-1-2045	1,000,000	1,164,140

				3,056,462

Maryland: 0.74%
Prince Georges County MD Charter School Chesapeake Lighthouse Obligated Group Series A (Education Revenue) 144A	6.90	8-1-2041	1,000,000	1,048,220

Michigan: 9.10%
Charyl Stockwell Academy Michigan Public School Refunding Bond (Miscellaneous Revenue)	4.88	10-1-2023	500,000	519,455
Detroit MI Distribution of State Aid (GO Revenue)	4.50	11-1-2023	275,000	300,955
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	285,000	239,582
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2021	170,000	138,009
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2024	20,000	13,937
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2025	580,000	382,029
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	1,000,000	1,000,660
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	250,000	252,640
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	1,000,000	1,120,460
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D4 (Water & Sewer Revenue)	5.00	7-1-2031	1,015,000	1,202,866
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	1,000,000	1,170,030
Michigan Finance Authority Refunding Bonds Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	1,000,000	1,148,250
Michigan Finance Authority Refunding Bonds Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,000,000	1,113,900
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	300,000	294,018
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	950,000	961,885
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	225,000	225,473
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	200,000	160,004
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	322,500	341,973

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo High Yield Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13%	7-1-2045	$1,000,000	$1,026,830
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	250,000	254,065
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	960,000	1,024,762

				12,891,783

Minnesota: 1.38%
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A (Education Revenue)	5.25	7-1-2037	240,000	260,604
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.40	7-1-2025	160,000	170,808
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	4.75	7-1-2028	500,000	536,720
Deephaven MN Charter School Eagle Ridge Academy Project Series A (Education Revenue)	5.00	7-1-2030	195,000	211,926
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.70	8-1-2026	335,000	355,763
Minneapolis MN Student Housing Refunding Bond Riverton Community Housing Project (Housing Revenue)	4.80	8-1-2027	400,000	424,976

				1,960,797

Mississippi: 1.41%
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.60	2-1-2022	2,000,000	2,000,000

Missouri: 0.68%
Blue Springs MO Special Obligation Tax Refunding and Improvement Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	915,000	956,248

New Jersey: 3.92%
Essex County NJ Improvement Authority Lease Newark Project Series A (Miscellaneous Revenue)	6.25	11-1-2030	200,000	216,564
New Jersey EDA Continental Airlines Incorporated Project (Industrial Development Revenue)	5.25	9-15-2029	250,000	280,705
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, National Insured)	5.00	3-1-2030	1,000,000	1,103,500
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	1,000,000	533,990
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,000,000	2,292,120
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	1,000,000	1,130,490

				5,557,369

New York: 10.51%
Green Island NY Power Authority Power System (Utilities Revenue)	6.00	12-15-2020	890,000	907,756
Hempstead NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	1,000,000	1,146,230
Monroe County NY Industrial Development Agency Continuing Development Services Project (Industrial Development Revenue, Citizens Bank LOC) ø	0.65	7-1-2027	2,725,000	2,725,000
New York NY American Airlines John F. Kennedy International Airport IDA (Industrial Development Revenue, American Airlines Guaranty Agreement)	7.63	8-1-2025	300,000	304,116

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.60%	6-15-2032	$3,000,000	$3,000,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	0.64	11-1-2022	3,000,000	3,000,000
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	1,000,000	1,000,400
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	2,000,000	2,026,720
Oyster Bay NY Public Improvement Bonds (GO Revenue)	3.00	8-15-2020	500,000	492,595
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	250,000	286,725

				14,889,542

Ohio: 1.94%
Maple Heights OH City School District Certificate of Participation (Miscellaneous Revenue)	6.00	11-1-2028	500,000	540,555
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	1,000,000	1,023,570
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2039	1,000,000	1,177,440

				2,741,565

Oklahoma: 0.53%
Cherokee Nation of Oklahoma Health Care System Series 2006 (Health Revenue, ACA Insured) 144A	4.60	12-1-2021	740,000	748,939

Oregon: 0.77%
Multnomah County OR Hospital Facilities Authority Refunding Bond Mirabella South Waterfront Project Series A (Health Revenue)	5.00	10-1-2019	455,000	494,021
Polk County OR Hospital Facility Authority Revenue Bond Dallas Retirement Village Project Series 2015-A (Health Revenue)	5.00	7-1-2025	550,000	598,609

				1,092,630

Pennsylvania: 4.49%
Allegheny County PA IDA Propel Charter School Sunrise Project (Education Revenue)	5.25	7-15-2023	155,000	166,884
Chester County PA Health and Education Facilities Immaculata University Project (Education Revenue)	5.50	10-15-2025	1,000,000	1,021,470
East Hempfield Township PA IDA Student Services Incorporated Student Housing Project of Millersville University (Education Revenue)	5.00	7-1-2029	500,000	570,295
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2026	1,655,000	2,019,100
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	375,000	431,741
Philadelphia PA State Public School Building Authority School District Project (Miscellaneous Revenue)	5.00	4-1-2031	1,000,000	1,082,910
Scranton PA Redevelopment Authority Guaranteed Series A (Miscellaneous Revenue, Municipal Government Guaranty Insured)	5.00	11-15-2021	1,000,000	1,070,350

				6,362,750

Puerto Rico: 2.51%
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	700,000	724,899

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo High Yield Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00%	7-1-2016	$50,000	$50,005
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,000,000	964,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue) ##	5.00	7-1-2018	1,275,000	1,325,975
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)	6.00	8-1-2024	1,175,000	135,125
Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	210,000	210,021
Puerto Rico Series PA-650 (Tax Revenue, National Insured)	6.00	7-1-2016	150,000	150,017

				3,560,042

Rhode Island: 1.06%
Rhode Island Commerce Corporation Series D (Airport Revenue) %%	5.00	7-1-2037	500,000	598,255
Rhode Island Commerce Corporation Series D (Airport Revenue) %%	5.00	7-1-2041	750,000	900,293

				1,498,548

South Carolina: 0.83%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	152,230	137,767
Jasper County SC School Project (Miscellaneous Revenue)	4.00	4-1-2020	30,000	31,618
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2031	215,000	230,770
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	185,000	198,942
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	500,000	569,300

				1,168,397

Tennessee: 1.77%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.42	6-1-2042	2,500,000	2,500,000

Texas: 7.97%
Arlington TX Higher Education Finance Corporation Universal Academy Series A (Education Revenue)	7.00	3-1-2034	320,000	341,773
Hackberry TX Special Assessment Revenue Public Improvement District #3 Phase #13 (Miscellaneous Revenue)	6.00	9-1-2026	225,000	236,070
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	1,000,000	1,054,290
New Hope TX Cultural Education Facilities Finance Corporation Cardinal Bay Incorporated Village On The Park Carriage Inn Series B (Health Revenue)	5.00	7-1-2046	2,500,000	2,848,150
New Hope TX Cultural Education Facilities Finance Corporation Collegiate Housing San Antonio I LLC A&M Universiity Series A (Housing Revenue)	5.00	4-1-2036	1,000,000	1,154,260
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.54	4-1-2040	2,500,000	2,500,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.54	4-1-2040	1,500,000	1,500,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo High Yield Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00%	11-15-2030	$1,000,000	$1,157,930
Texas Gas Supply SA Energy Acquisition Public Facilities Corporation (Utilities Revenue)	5.50	8-1-2027	190,000	245,102
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	200,000	254,658

				11,292,233

Utah: 0.73%
Utah Finance Authority Charter School Revenue Spectrum Academy Project (Education Revenue) 144A	5.00	4-15-2030	1,000,000	1,031,250

Virginia: 2.77%
Albemarle County VA Industrial Development Revenue Jefferson Scholars Foundation Project (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.48	10-1-2037	2,300,000	2,300,000
Stafford County & Staunton VA IDA Community Services Boards League/Central Series B (Miscellaneous Revenue)	6.50	8-1-2028	1,555,000	1,623,364

				3,923,364

Washington: 0.92%
Skagit County WA Public Hospital District #1 Skagit Valley Hospital Project (Health Revenue)	5.25	12-1-2025	250,000	279,990
Washington Housing Finance Commission Nonprofit Housing Revenue Bonds Heron’s Key Senior Living Series B3 (Health Revenue) 144A	4.38	1-1-2021	1,000,000	1,015,410

				1,295,400

West Virginia: 0.20%
West Virginia Hospital Finance Authority (Health Revenue)	6.25	10-1-2023	270,000	287,504

Wisconsin: 2.19%
Wisconsin Center District Refunding Bond Junior Dedicated Series A (Tax Revenue)	5.00	12-15-2028	1,000,000	1,164,610
Wisconsin PFA Charter School Voyager Funding Incorporated Project Series A (Education Revenue)	4.13	10-1-2024	325,000	340,304
Wisconsin PFA Coral Academy Science Las Vegas Series A (Education Revenue)	5.00	7-1-2024	500,000	555,640
Wisconsin PFA Research Triangle High School Project Series 2015-A (Education Revenue) 144A	5.63	7-1-2045	1,000,000	1,042,650

				3,103,204

Wyoming: 0.37%
Sweetwater County WY Solid Waste Disposal Refunding Bond FMC Corporation Project (Industrial Development Revenue)	5.60	12-1-2035	525,000	527,048

Total Municipal Obligations (Cost $134,531,794)				141,336,920

	Yield		Shares
Short-Term Investments: 0.23%

Investment Companies: 0.16%
Wells Fargo Municipal Cash Management Fund Institutional Class ##(l)(u)	0.30		226,858	226,858

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo High Yield Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities: 0.07%
Treasury Bill (z)#	0.22%	9-15-2016	$100,000	$99,954

Total Short-Term Investments (Cost $326,802)				326,812

Total investments in securities (Cost $134,858,596) *	100.02%	141,663,732
Other assets and liabilities, net	(0.02)	(27,257)

Total net assets	100.00%	$141,636,475

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

##	All or a portion of this security is segregated for when-issued securities.

%%	The security is issued on a when-issued basis.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $134,858,596 and unrealized gains (losses) consists of:

Gross unrealized gains	$6,881,227
Gross unrealized losses	(76,091)

Net unrealized gains	$6,805,136

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo High Yield Municipal Bond Fund	Statement of assets and liabilities—June 30, 2016

Assets
Investments
In unaffiliated securities, at value (cost $134,631,738)	$141,436,874
In affiliated securities, at value (cost $226,858)	226,858

Total investments, at value (cost $134,858,596)	141,663,732
Receivable for investments sold	310,000
Receivable for Fund shares sold	286,003
Receivable for interest	1,370,638
Receivable for daily variation margin on open futures contracts	6,563
Prepaid expenses and other assets	39,165

Total assets	143,676,101

Liabilities
Dividends payable	61,067
Payable for investments purchased	1,485,280
Payable for Fund shares redeemed	412,208
Management fee payable	36,927
Distribution fee payable	6,135
Administration fees payable	12,595
Accrued expenses and other liabilities	25,414

Total liabilities	2,039,626

Total net assets	$141,636,475

NET ASSETS CONSIST OF
Paid-in capital	$133,975,589
Overdistributed net investment income	(5,389)
Accumulated net realized gains on investments	962,488
Net unrealized gains on investments	6,703,787

Total net assets	$141,636,475

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$38,018,118
Shares outstanding – Class A1	3,483,386
Net asset value per share – Class A	$10.91
Maximum offering price per share – Class A2	$11.42
Net assets – Class C	$10,572,515
Shares outstanding – Class C1	968,632
Net asset value per share – Class C	$10.91
Net assets – Administrator Class	$25,178,901
Shares outstanding – Administrator Class[1]	2,306,441
Net asset value per share – Administrator Class	$10.92
Net assets – Institutional Class	$67,866,941
Shares outstanding – Institutional Class[1]	6,219,367
Net asset value per share – Institutional Class	$10.91

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—June 30, 2016	Wells Fargo High Yield Municipal Bond Fund	19

Investment income
Interest	$4,898,604
Dividends	63,304
Income from affiliated securities	2,836

Total investment income	4,964,744

Expenses
Management fee	596,970
Administration fees
Class A	43,549
Class C	9,885
Administrator Class	19,430
Institutional Class	53,254
Shareholder servicing fees
Class A	68,045
Class C	15,446
Administrator Class	47,385
Distribution fee
Class C	46,337
Custody and accounting fees	12,716
Professional fees	45,580
Registration fees	94,210
Shareholder report expenses	7,825
Trustees’ fees and expenses	20,174
Other fees and expenses	9,971

Total expenses	1,090,777
Less: Fee waivers and/or expense reimbursements	(215,439)

Net expenses	875,338

Net investment income	4,089,406

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	967,864
Futures transactions	(5,355)

Net realized gains on investments	962,509

Net change in unrealized gains (losses) on:
Unaffiliated securities	6,205,509
Futures transactions	(101,349)

Net change in unrealized gains (losses) on investments	6,104,160

Net realized and unrealized gains (losses) on investments	7,066,669

Net increase in net assets resulting from operations	$11,156,075

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo High Yield Municipal Bond Fund	Statement of changes in net assets

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$4,089,406		$2,965,276
Net realized gains on investments		962,509		833,386
Net change in unrealized gains (losses) on investments		6,104,160		(372,294)

Net increase in net assets resulting from operations		11,156,075		3,426,368

Distributions to shareholders from
Net investment income
Class A		(894,513)		(567,578)
Class C		(154,285)		(103,763)
Administrator Class		(659,408)		(468,922)
Institutional Class		(2,387,200)		(1,825,014)
Net realized gains
Class A		(78,573)		(132,615)
Class C		(16,949)		(34,119)
Administrator Class		(60,643)		(126,197)
Institutional Class		(205,261)		(425,024)

Total distributions to shareholders		(4,456,832)		(3,683,232)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,125,225	22,523,949	2,202,847	22,891,217
Class C	634,079	6,747,929	316,623	3,299,033
Administrator Class	1,668,935	17,660,288	2,186,625	22,789,956
Institutional Class	1,691,722	17,947,276	6,997,943	73,016,661

		64,879,442		121,996,867

Reinvestment of distributions
Class A	88,701	939,044	63,922	668,808
Class C	14,306	151,701	11,333	118,567
Administrator Class	56,332	597,072	45,410	475,587
Institutional Class	166,900	1,762,332	153,261	1,603,296

		3,450,149		2,866,258

Payment for shares redeemed
Class A	(771,697)	(8,162,455)	(617,789)	(6,419,871)
Class C	(117,144)	(1,224,951)	(117,137)	(1,215,465)
Administrator Class	(750,383)	(7,978,247)	(1,220,440)	(12,812,718)
Institutional Class	(3,003,097)	(31,534,674)	(2,820,561)	(29,381,761)

		(48,900,327)		(49,829,815)

Net increase in net assets resulting from capital share transactions		19,429,264		75,033,310

Total increase in net assets		26,128,507		74,776,446

Net assets
Beginning of period		115,507,968		40,731,522

End of period		$141,636,475		$115,507,968

Undistributed (overdistributed) net investment income		$(5,389)		$611

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Municipal Bond Fund	21

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.34	$10.25	$9.52	$10.00
Net investment income	0.35	0.34	0.40	0.13
Net realized and unrealized gains (losses) on investments	0.60	0.18	0.75	(0.49)

Total from investment operations	0.95	0.52	1.15	(0.36)
Distributions to shareholders from
Net investment income	(0.35)	(0.34)	(0.40)	(0.12)
Net realized gains	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.38)	(0.43)	(0.42)	(0.12)
Net asset value, end of period	$10.91	$10.34	$10.25	$9.52
Total return[2]	9.44%	5.06%	12.41%	(3.61)%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.07%	1.90%	3.45%
Net expenses	0.85%	0.85%	0.85%	0.85%
Net investment income	3.28%	3.26%	3.98%	3.21%
Supplemental data
Portfolio turnover rate	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$38,018	$21,100	$4,022	$998

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.34	$10.25	$9.52	$10.00
Net investment income	0.27	0.26	0.33	0.09
Net realized and unrealized gains (losses) on investments	0.60	0.18	0.75	(0.48)

Total from investment operations	0.87	0.44	1.08	(0.39)
Distributions to shareholders from
Net investment income	(0.27)	(0.26)	(0.33)	(0.09)
Net realized gains	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.30)	(0.35)	(0.35)	(0.09)
Net asset value, end of period	$10.91	$10.34	$10.25	$9.52
Total return[2]	8.62%	4.28%	11.58%	(3.89)%
Ratios to average net assets (annualized)
Gross expenses	1.82%	1.82%	2.58%	4.05%
Net expenses	1.60%	1.60%	1.60%	1.60%
Net investment income	2.49%	2.50%	3.15%	2.25%
Supplemental data
Portfolio turnover rate	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$10,573	$4,522	$2,323	$481

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo High Yield Municipal Bond Fund	23

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.34	$10.26	$9.52	$10.00
Net investment income	0.36	0.35	0.41	0.13
Net realized and unrealized gains (losses) on investments	0.61	0.17	0.76	(0.48)

Total from investment operations	0.97	0.52	1.17	(0.35)
Distributions to shareholders from
Net investment income	(0.36)	(0.35)	(0.41)	(0.13)
Net realized gains	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.39)	(0.44)	(0.43)	(0.13)
Net asset value, end of period	$10.92	$10.34	$10.26	$9.52
Total return[2]	9.65%	5.07%	12.63%	(3.57)%
Ratios to average net assets (annualized)
Gross expenses	1.00%	1.00%	1.80%	3.24%
Net expenses	0.75%	0.75%	0.75%	0.75%
Net investment income	3.39%	3.35%	4.14%	3.10%
Supplemental data
Portfolio turnover rate	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$25,179	$13,768	$3,282	$482

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo High Yield Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015	2014	2013[1]
Net asset value, beginning of period	$10.34	$10.25	$9.52	$10.00
Net investment income	0.38	0.37	0.42	0.13
Net realized and unrealized gains (losses) on investments	0.60	0.18	0.75	(0.48)

Total from investment operations	0.98	0.55	1.17	(0.35)
Distributions to shareholders from
Net investment income	(0.38)	(0.37)	(0.42)	(0.13)
Net realized gains	(0.03)	(0.09)	(0.02)	0.00

Total distributions to shareholders	(0.41)	(0.46)	(0.44)	(0.13)
Net asset value, end of period	$10.91	$10.34	$10.25	$9.52
Total return[2]	9.71%	5.33%	12.70%	(3.52)%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	1.53%	2.97%
Net expenses	0.60%	0.60%	0.60%	0.60%
Net investment income	3.58%	3.51%	4.26%	3.25%
Supplemental data
Portfolio turnover rate	61%	62%	65%	69%
Net assets, end of period (000s omitted)	$67,867	$76,118	$31,105	$8,204

[1]	For the period from January 31, 2013 (commencement of operations) to June 30, 2013

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo High Yield Municipal Bond Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo High Yield Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment vehicles that are redeemable at net asset value are fair valued at net asset value when available.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

26	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the

Notes to financial statements	Wells Fargo High Yield Municipal Bond Fund	27

Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$141,336,920	$0	$141,336,920

Short-term investments
Investment companies	226,858	0	0	226,858
U.S. Treasury securities	99,954	0	0	99,954
	326,812	141,336,920	0	141,663,732
Futures contracts	6,563	0	0	6,563
Total assets	$333,375	$141,336,920	$0	$141,670,295

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1 or Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo, is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds

28	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements

Management is entitled to receive an annual management fee starting at 0.50% and declining to 0.38% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, 0.75% for Administrator Class shares, and 0.60% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2016, Funds Distributor received $5,591 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $72,132,384 and $65,711,558, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the year ended June 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

Notes to financial statements	Wells Fargo High Yield Municipal Bond Fund	29

At June 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2016	Unrealized losses
9-21-2016	JPMorgan	10 Short	U.S. Treasury Bonds	$1,723,438	$(101,349)

The Fund had an average notional amount of $471,414 in futures contracts during the year ended June 30, 2016.

On June 30, 2016, the cumulative unrealized losses on futures contracts in the amount of $101,349 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$6,563	$0	$0	$6,563

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30
	2016	2015
Ordinary income	$361,426	$699,045
Tax-exempt income	4,095,406	2,965,277
Long-term capital gain	0	18,910

30	Wells Fargo High Yield Municipal Bond Fund	Notes to financial statements

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income	Undistributed long-term gain	Unrealized gains
$324,047	$55,678	$537,092	$6,805,136

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo High Yield Municipal Bond Fund	31

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo High Yield Municipal Bond Fund (formerly known as Wells Fargo Advantage High Yield Municipal Bond Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from January 31, 2013 (commencement of operations) to June 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo High Yield Municipal Bond Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended and the period from January 31, 2013 (commencement of operations) to June 30, 2013, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

32	Wells Fargo High Yield Municipal Bond Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

For the fiscal year ended June 30, 2016, $361,426 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo High Yield Municipal Bond Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

34	Wells Fargo High Yield Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo High Yield Municipal Bond Fund	35

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo High Yield Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance

36	Wells Fargo High Yield Municipal Bond Fund	Other information (unaudited)

Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays Municipal Bond Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo High Yield Municipal Bond Fund	37

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

38	Wells Fargo High Yield Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244403 08-16 A264/AR264 6-16

Annual Report

June 30, 2016

Wells Fargo Intermediate Tax/AMT-Free Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/intermediate-tax-amt-free-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Intermediate Tax/AMT-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Intermediate Tax/AMT-Free Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016. The

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	3

state of Illinois approved a six-month stopgap budget, a temporary but meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Intermediate Tax/AMT-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTAX)	7-31-2007	2.81	3.84	4.26	5.99	4.47	4.58	0.80	0.70
Class C (WFTFX)	7-31-2007	4.20	3.69	3.81	5.20	3.69	3.81	1.55	1.45
Administrator Class (WFITX)	3-31-2008	–	–	–	6.09	4.58	4.68	0.74	0.60
Institutional Class (WITIX)	3-31-2008	–	–	–	6.26	4.76	4.84	0.47	0.45
Barclays Municipal Bond 1-15 Year Blend Index[4]	–	–	–	–	6.12	4.22	4.75	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 3.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	5

Growth of $10,000 investment as of June 30, 2016[5]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the former Investor Class shares, no such adjustment is reflected). Historical performance shown for Class C shares prior to their inception reflects the performance of the former Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Municipal Bond 1–15 Year Blend Index is the 1–15 Year Blend component of the Barclays Municipal Bond Index. The Barclays Municipal Bond Index is an unmanaged index composed of tax-exempt bonds with maturities between six and eight years and a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays Municipal Bond 1–15 Year Blend Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 3.00%.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Intermediate Tax/AMT-Free Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark, the Barclays Municipal Bond 1–15 Year Blend Index, for the 12-month period that ended June 30, 2016.

■	The Fund was short duration compared with the benchmark, which detracted from results as the market rallied.

■	Investors’ search for income, which favored higher yielding, lower-quality bonds in this low-yield environment, caused lower-quality bonds to perform very well. Consequently, the Fund’s overweight to A-rated, BBB-rated, and out-of-benchmark below-investment-grade debt was the biggest contributor to returns.

■	Sector and issue selection also contributed to performance. Our overweight to the essential service revenue bonds and local general obligation (GO) bonds was positive as these sectors outperformed. Our largest state overweight continues to be to Illinois, and it was one of the best-performing states.

Ultralow-yields continued throughout the period.

With the U.S. Federal Reserve (Fed) poised to normalize its interest-rate policy, shorter-term maturities appeared less attractive at the beginning of the reporting period due to a potential for higher short-term yields. Subdued inflation expectations, due in part to low oil prices, combined with a fragile European economy and softening Chinese economy, implied that longer maturities would outperform. We, therefore, positioned the Fund for a flatter yield curve. While we owned bonds across the curve, the Fund had a concentration of positions in bonds with 20 years or more to maturity and in securities with less than 1 year to maturity. Overall, the Fund benefited from its flattening bias, with the longer-dated securities performing well. However, our allocation to the very short end of the yield curve somewhat muted performance.

The Fed tightened in December 2015 but signaled that the pace of further increases would be gradual. We began the period short duration relative to the benchmark, but with the Fed likely on hold for an extended period, we extended duration to near neutral. Less-than-benchmark duration hurt relative performance, especially during the second half of the period as U.S. rates continued to move lower in sympathy with declining global interest rates.

Credit quality as of June 30, 2016[6]

Credit-quality allocation helped results.

The Fund’s overweight to A-rated and BBB-rated debt and its out-of-benchmark holdings in high-yield and nonrated debt contributed to results because lower-rated bonds outperformed higher-quality bonds by a wide margin during the period. The Fund’s holdings within the local GO, electric, transportation, water and sewer, leasing, and special tax sectors performed well. On the other hand, the health care and industrial development revenue/pollution control revenue (corporate-backed municipals) sectors within the index performed well, but our issue selection within those sectors lagged, largely because of their shorter duration profile. We have been cautious within the health care sector for quite some time because we believe credit fundamentals have peaked. Our largest state overweight continues to be to Illinois, and it was one of the best-performing states. Issue selection within Illinois, California, and Michigan contributed to results, while issue selection within New Jersey detracted from results, even though the state did well. Although taxable corporate bond spreads increased dramatically during late 2015 and early 2016 as global fears spooked the market, spreads for corporate-backed municipal debt declined. We sold into this rally, but continued new-money flows into high-yield and longer-term municipal bond funds caused these spreads to move even tighter.

Political noise and a lack of a state budget caused volatility within Illinois, but the state’s bonds had some of the highest returns. We have been overweight Illinois bonds for several years because we feel that the above-market income is compensating investors for the credit issues. We continue to believe that the state’s economic backdrop and ability to raise revenues, combined with Illinois Governor Bruce Rauner’s focus on cutting expenses, should ultimately lead to

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	7

tighter spreads. New Jersey bonds also performed well as spreads tightened; however, issue selection within the state detracted from results, primarily due to our exposure to longer-dated floating-rate notes that repriced to reflect a protracted rate-hike cycle. During the past 12 months, Puerto Rico had several widely anticipated defaults on its debt. The lack of clarity surrounding the federal government’s restructuring legislation for Puerto Rico debt, the lack of financial statements, and a declining economy make it very hard to develop an investment opinion for the territory. As a result, we continue to have minimal exposure to Puerto Rico bonds.

Effective maturity distribution as of June 30, 2016[7]

Rates may be lower for longer, making credit allocation and issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. In the (we would hope unlikely) event of a materially weaker U.S. economy, that could be the catalyst for us to increase our duration exposure and reduce our credit exposure. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo Intermediate Tax/AMT-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,031.88	$3.54	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%
Class C
Actual	$1,000.00	$1,028.05	$7.31	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27	1.45%
Administrator Class
Actual	$1,000.00	$1,032.37	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Class
Actual	$1,000.00	$1,033.12	$2.27	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.26	0.45%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	9

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 101.06%

Alabama: 0.24%
Other securities				$6,360,725	0.24%

Alaska: 0.17%
Other securities				4,546,002	0.17

Arizona: 1.50%
Other securities				40,060,617	1.50

California: 10.03%
Bay Area CA Toll Authority Series A (Transportation Revenue) ±	1.66%	4-1-2036	$20,000,000	19,757,800	0.74
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.59	8-1-2027	14,975,000	14,975,000	0.56
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,668,480	0.55
San Jose CA MFHR Casa Del Pueblo Apartments Project Series D (Housing Revenue) ±	0.95	12-1-2017	10,000,000	10,003,100	0.37
University of California Limited Project Series G (Education Revenue)	5.00	5-15-2037	10,390,000	12,274,019	0.46
University of California Medical Center Series J (Health Revenue)	5.25	5-15-2030	15,000,000	18,427,800	0.69
Other securities				178,326,770	6.66

				268,432,969	10.03

Colorado: 0.80%
Colorado Springs CO Utilities System Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.56	11-1-2036	12,000,000	12,000,000	0.45
Other securities				9,453,342	0.35

				21,453,342	0.80

Connecticut: 3.00%
Connecticut HEFA Yale University Series A (Education Revenue) ±%%	1.00	7-1-2042	25,000,000	25,072,500	0.94
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	10,000,000	10,119,300	0.38
Other securities				45,013,709	1.68

				80,205,509	3.00

Delaware: 0.08%
Other securities				2,069,980	0.08

District of Columbia: 0.56%
Other securities				14,862,743	0.56

Florida: 4.85%
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.79	9-25-2024	12,705,000	12,705,000	0.47
Other securities				116,989,022	4.38

				129,694,022	4.85

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Georgia: 0.94%
Other securities				$25,219,538	0.94%

Guam: 0.42%
Other securities				11,138,901	0.42

Illinois: 16.32%
Chicago IL Board of Education (GO Revenue) µ	0.00-5.25%	12-1-2020 to 3-1-2036	$44,170,000	40,176,331	1.50
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	10,588,822	0.40
Chicago IL (GO Revenue) µ	0.00-5.25	1-1-2019 to 1-1-2037	32,310,000	32,226,292	1.20
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	16,865,000	17,158,788	0.64
Chicago IL Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,138,500	0.38
Illinois (Various Revenue) µ	4.75-5.50	9-1-2016 to 7-1-2026	18,985,000	21,281,264	0.79
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	19,563,345	0.73
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ø##	0.42	11-15-2037	20,000,000	20,000,000	0.75
Illinois Regional Transportation Authority (Tax Revenue, National Insured)	6.50	7-1-2026	7,815,000	10,693,421	0.40
Illinois Series A (Tax Revenue)	5.00	1-1-2027	10,625,000	11,516,013	0.43
Other securities				243,342,859	9.10

				436,685,635	16.32

Indiana: 2.39%
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.26	11-15-2031	15,000,000	15,000,150	0.56
Other securities				49,079,317	1.83

				64,079,467	2.39

Iowa: 0.44%
Other securities				11,794,576	0.44

Kansas: 0.23%
Other securities				6,235,310	0.23

Kentucky: 0.46%
Other securities				12,213,528	0.46

Louisiana: 2.02%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B-1 (Industrial Development Revenue) ø##	0.70	11-1-2040	25,000,000	25,000,000	0.94
Other securities				29,024,369	1.08

				54,024,369	2.02

Maryland: 1.53%
Maryland Series B (GO Revenue)	4.00	8-1-2024	15,000,000	18,141,600	0.68
Other securities				22,860,864	0.85

				41,002,464	1.53

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Massachusetts: 2.23%
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	1.29%	7-1-2038	$14,000,000	$13,998,740	0.52%
Other securities				45,591,939	1.71

				59,590,679	2.23

Michigan: 3.69%
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	14,269,080	0.53
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	11,500,000	11,808,545	0.44
Other securities				72,806,072	2.72

				98,883,697	3.69

Minnesota: 0.28%
Other securities				7,601,084	0.28

Mississippi: 0.54%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,918,300	0.44
Other securities				2,652,866	0.10

				14,571,166	0.54

Missouri: 0.29%
Other securities				7,667,993	0.29

Nebraska: 0.12%
Other securities				3,229,996	0.12

Nevada: 1.32%
Other securities				35,320,350	1.32

New Hampshire: 0.08%
Other securities				2,229,752	0.08

New Jersey: 4.07%
New Jersey EDA School Facilities (Miscellaneous Revenue) µ	2.01-5.00	6-15-2026 to 3-1-2028	13,380,000	13,936,479	0.52
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	15,035,000	16,649,158	0.62
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	10,842,549	0.40
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.59	12-15-2022	19,850,000	19,850,000	0.74
Other securities				47,732,711	1.79

				109,010,897	4.07

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New Mexico: 0.65%
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00%	11-1-2028	$9,265,000	$11,199,717	0.42%
Other securities				6,247,030	0.23

				17,446,747	0.65

New York: 10.92%
Metropolitan Transportation Authority New York (Transportation Revenue) µ	5.00-5.25	11-15-2025 to 11-15-2031	20,450,000	25,835,815	0.96
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2029	11,100,000	14,417,568	0.54
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2030	8,350,000	10,824,773	0.40
New York Convention Center Development Corporation (Tax Revenue)	5.00	11-15-2028	8,000,000	10,219,040	0.38
New York NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.50	6-15-2032	15,475,000	15,475,000	0.58
New York NY Series J-4 (GO Revenue) ±	0.96	8-1-2025	10,000,000	10,000,300	0.37
New York NY Sub Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	0.60	3-1-2034	16,660,000	16,660,000	0.62
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø##	0.56	11-1-2022	23,400,000	23,400,000	0.87
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	14,940,000	14,945,976	0.56
Suffolk County NY TAN (GO Revenue) ##	2.00	7-27-2016	20,855,000	20,875,438	0.78
Other securities				129,715,891	4.86

				292,369,801	10.92

North Carolina: 0.60%
Other securities				16,044,558	0.60

North Dakota: 0.18%
Other securities				4,711,677	0.18

Ohio: 2.43%
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series A (Water & Sewer Revenue) ±	3.75	6-1-2033	10,000,000	10,278,900	0.38
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	15,000,000	15,427,050	0.58
Other securities				39,446,522	1.47

				65,152,472	2.43

Oklahoma: 1.88%
Other securities				50,286,783	1.88

Oregon: 0.05%
Other securities				1,312,992	0.05

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Pennsylvania: 8.19%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.93%	11-1-2039	$10,000,000	$10,079,100	0.38%
Pennsylvania Public School Building Authority Series A (Miscellaneous Revenue, AGM Insured) %%	5.00	12-1-2030	8,300,000	10,243,694	0.38
Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00	6-1-2029	10,000,000	12,276,200	0.46
Other securities				186,708,743	6.97

				219,307,737	8.19

Puerto Rico: 0.05%
Other securities				1,350,135	0.05

Rhode Island: 0.18%
Other securities				4,722,369	0.18

South Carolina: 1.36%
South Carolina Public Service Authority Series A (Utilities Revenue)	5.00	12-1-2037	12,215,000	15,015,380	0.56
Other securities				21,333,832	0.80

				36,349,212	1.36

South Dakota: 0.04%
Other securities				1,035,083	0.04

Tennessee: 0.34%
Other securities				9,063,211	0.34

Texas: 9.69%
Cypress-Fairbanks TX Independent School District Series B-2 (GO Revenue) ±	3.00	2-15-2040	11,010,000	11,493,779	0.43
Harris County TX Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	8,445,000	10,763,068	0.40
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	0.54	12-1-2039	15,000,000	15,000,000	0.56
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.54	12-1-2039	14,600,000	14,600,000	0.55
Other securities				207,577,704	7.75

				259,434,551	9.69

Utah: 0.17%
Other securities				4,422,423	0.17

Virgin Islands: 0.29%
Other securities				7,889,696	0.29

Virginia: 1.63%
Virginia College Building Authority Educational Facilities Series A (Education Revenue) %%	3.00	9-1-2025	13,630,000	15,303,219	0.57

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Intermediate Tax/AMT-Free Fund	Summary portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Virginia (continued)
Virginia Public School Authority Special Obligation Financing & Refunding Bond (Miscellaneous Revenue)	5.00%	8-1-2026	$10,000,000	$13,332,800	0.50%
Other securities				15,073,487	0.56

				43,709,506	1.63

Washington: 2.85%
Washington Various Purpose Refunding Bond Series B (GO Revenue)	5.00	7-1-2025	8,000,000	10,338,160	0.39
Other securities				66,061,016	2.46

				76,399,176	2.85

West Virginia: 0.28%
Other securities				7,384,543	0.28

Wisconsin: 0.68%
Other securities				18,199,742	0.68

Total Municipal Obligations (Cost $2,552,799,827)				2,704,777,725	101.06

	Yield		Shares
Short-Term Investments: 0.76%

Investment Companies: 0.74%
Wells Fargo National Tax-Free Money Market Fund Premier Class ##(l)(u)	0.27		19,871,388	19,871,388	0.74

			Principal
U.S. Treasury Securities: 0.02%
Treasury Bill (z)#	0.22	9-15-2016	$500,000	499,772	0.02
Total Short-Term Investments (Cost $20,371,151)				20,371,160	0.76

Total investments in securities (Cost $2,573,170,978) *				2,725,148,885	101.82
Other assets and liabilities, net				(48,712,056)	(1.82)

Total net assets				$2,676,436,829	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

##	All or a portion of this security is segregated for when-issued securities.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,573,233,309 and unrealized gains (losses) consists of:

Gross unrealized gains	$156,105,295
Gross unrealized losses	(4,189,719)

Net unrealized gains	$151,915,576

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	15

Assets
Investments
In unaffiliated securities, at value (cost $2,553,299,590)	$2,705,277,497
In affiliated securities, at value (cost $19,871,388)	19,871,388

Total investments, at value (cost $2,573,170,978)	2,725,148,885
Cash	356,063
Receivable for investments sold	36,444,144
Receivable for Fund shares sold	2,866,166
Receivable for interest	25,559,133
Prepaid expenses and other assets	85,172

Total assets	2,790,459,563

Liabilities
Dividends payable	1,235,146
Payable for investments purchased	107,313,784
Payable for Fund shares redeemed	4,158,683
Payable for daily variation margin on open futures contracts	38,081
Management fee payable	643,226
Distribution fee payable	34,825
Administration fees payable	227,443
Accrued expenses and other liabilities	371,546

Total liabilities	114,022,734

Total net assets	$2,676,436,829

NET ASSETS CONSIST OF
Paid-in capital	$2,522,494,283
Overdistributed net investment income	(52,331)
Accumulated net realized gains on investments	1,977,961
Net unrealized gains on investments	152,016,916

Total net assets	$2,676,436,829

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$556,672,587
Shares outstanding – Class A1	46,816,676
Net asset value per share – Class A	$11.89
Maximum offering price per share – Class A2	$12.26
Net assets – Class C	$56,600,877
Shares outstanding – Class C1	4,760,205
Net asset value per share – Class C	$11.89
Net assets – Administrator Class	$802,527,153
Shares outstanding – Administrator Class[1]	67,451,075
Net asset value per share – Administrator Class	$11.90
Net assets – Institutional Class	$1,260,636,212
Shares outstanding – Institutional Class[1]	105,881,870
Net asset value per share – Institutional Class	$11.91

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Intermediate Tax/AMT-Free Fund	Statement of operations—June 30, 2016

Investment income
Interest	$72,161,645
Income from affiliated securities	21,862

Total investment income	72,183,507

Expenses
Management fee	9,001,446
Administration fees
Class A	742,329
Class C	90,350
Administrator Class	764,986
Institutional Class	836,950
Investor Class	252,894	[1]
Shareholder servicing fees
Class A	1,159,225
Class C	141,171
Administrator Class	1,912,464
Investor Class	332,755	[1]
Distribution fee
Class C	423,513
Custody and accounting fees	136,302
Professional fees	53,725
Registration fees	162,943
Shareholder report expenses	119,938
Trustees’ fees and expenses	23,768
Other fees and expenses	24,302

Total expenses	16,179,061
Less: Fee waivers and/or expense reimbursements	(1,936,534)

Net expenses	14,242,527

Net investment income	57,940,980

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments	2,232,112

Net change in unrealized gains (losses) on:
Unaffiliated securities	86,223,661
Futures transactions	39,009

Net change in unrealized gains (losses) on investments	86,262,670

Net realized and unrealized gains (losses) on investments	88,494,782

Net increase in net assets resulting from operations	$146,435,762

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Intermediate Tax/AMT-Free Fund	17

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$57,940,980		$51,156,829
Net realized gains on investments		2,232,112		6,324,555
Net change in unrealized gains (losses) on investments		86,262,670		(20,839,190)

Net increase in net assets resulting from operations		146,435,762		36,642,194

Distributions to shareholders from
Net investment income
Class A		(10,348,026)		(4,728,054)
Class C		(835,135)		(830,216)
Administrator Class		(17,804,373)		(16,785,583)
Institutional Class		(26,049,426)		(19,241,370)
Investor Class		(2,904,150)[1]		(9,569,866)

Total distributions to shareholders		(57,941,110)		(51,155,089)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	39,565,308	458,186,456	5,045,158	58,687,151
Class C	603,319	7,044,101	960,317	11,184,212
Administrator Class	20,607,008	240,192,483	21,365,779	248,531,364
Institutional Class	52,291,609	610,662,188	43,496,123	505,863,626
Investor Class	1,416,573 [1]	16,288,070 [1]	7,046,199	81,897,022

		1,332,373,298		906,163,375

Reinvestment of distributions
Class A	848,840	9,927,258	382,977	4,450,514
Class C	63,902	745,237	62,813	729,984
Administrator Class	1,448,279	16,905,947	1,357,124	15,782,218
Institutional Class	1,258,565	14,714,093	929,789	10,821,859
Investor Class	195,909 [1]	2,256,316 [1]	808,378	9,391,930

		44,548,851		41,176,505

Payment for shares redeemed
Class A	(12,323,773)	(144,035,345)	(9,666,672)	(111,817,381)
Class C	(848,510)	(9,891,073)	(1,075,380)	(12,489,765)
Administrator Class	(21,996,551)	(255,465,209)	(13,275,704)	(154,374,644)
Institutional Class	(24,133,951)	(281,891,835)	(19,902,760)	(231,743,877)
Investor Class	(39,753,597)[1]	(459,096,510)[1]	(8,797,973)	(102,040,606)

		(1,150,379,972)		(612,466,273)

Net increase in net assets resulting from capital share transactions		226,542,177		334,873,607

Total increase in net assets		315,036,829		320,360,712

Net assets
Beginning of period		2,361,400,000		2,041,039,288

End of period		$2,676,436,829		$2,361,400,000

Overdistributed net investment income		$(52,331)		$(52,201)

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.47	$11.53	$11.31	$11.53	$10.94
Net investment income	0.26	0.25	0.30	0.28	0.35
Net realized and unrealized gains (losses) on investments	0.42	(0.06)	0.29	(0.18)	0.59

Total from investment operations	0.68	0.19	0.59	0.10	0.94
Distributions to shareholders from
Net investment income	(0.26)	(0.25)	(0.30)	(0.28)	(0.35)
Net realized gains	0.00	0.00	(0.07)	(0.04)	(0.00)[1]

Total distributions to shareholders	(0.26)	(0.25)	(0.37)	(0.32)	(0.35)
Net asset value, end of period	$11.89	$11.47	$11.53	$11.31	$11.53
Total return[2]	5.99%	1.68%	5.37%	0.82%	8.71%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.80%	0.81%	0.80%	0.81%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.23%	2.19%	2.66%	2.36%	3.07%
Supplemental data
Portfolio turnover rate	14%	38%	29%	24%	38%
Net assets, end of period (000s omitted)	$556,673	$214,880	$264,796	$289,931	$307,991

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intermediate Tax/AMT-Free Fund	19

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.47	$11.53	$11.31	$11.53	$10.94
Net investment income	0.17	0.17	0.22	0.19	0.27
Net realized and unrealized gains (losses) on investments	0.42	(0.06)	0.29	(0.18)	0.59

Total from investment operations	0.59	0.11	0.51	0.01	0.86
Distributions to shareholders from
Net investment income	(0.17)	(0.17)	(0.22)	(0.19)	(0.27)
Net realized gains	0.00	0.00	(0.07)	(0.04)	(0.00)[1]

Total distributions to shareholders	(0.17)	(0.17)	(0.29)	(0.23)	(0.27)
Net asset value, end of period	$11.89	$11.47	$11.53	$11.31	$11.53
Total return[2]	5.20%	0.92%	4.59%	0.07%	7.90%
Ratios to average net assets (annualized)
Gross expenses	1.55%	1.55%	1.56%	1.55%	1.56%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.48%	1.44%	1.92%	1.61%	2.32%
Supplemental data
Portfolio turnover rate	14%	38%	29%	24%	38%
Net assets, end of period (000s omitted)	$56,601	$56,703	$57,580	$72,106	$67,598

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Intermediate Tax/AMT-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.48	$11.54	$11.32	$11.54	$10.95
Net investment income	0.27	0.27	0.31	0.29	0.36
Net realized and unrealized gains (losses) on investments	0.42	(0.06)	0.29	(0.18)	0.59

Total from investment operations	0.69	0.21	0.60	0.11	0.95
Distributions to shareholders from
Net investment income	(0.27)	(0.27)	(0.31)	(0.29)	(0.36)
Net realized gains	0.00	0.00	(0.07)	(0.04)	(0.00)[1]

Total distributions to shareholders	(0.27)	(0.27)	(0.38)	(0.33)	(0.36)
Net asset value, end of period	$11.90	$11.48	$11.54	$11.32	$11.54
Total return	6.09%	1.78%	5.47%	0.92%	8.81%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.74%	0.75%	0.74%	0.75%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	2.33%	2.29%	2.76%	2.46%	3.18%
Supplemental data
Portfolio turnover rate	14%	38%	29%	24%	38%
Net assets, end of period (000s omitted)	$802,527	$773,770	$668,517	$621,627	$494,528

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Intermediate Tax/AMT-Free Fund	21

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.49	$11.55	$11.32	$11.54	$10.96
Net investment income	0.29	0.29	0.33	0.31	0.38
Net realized and unrealized gains (losses) on investments	0.42	(0.06)	0.30	(0.18)	0.58

Total from investment operations	0.71	0.23	0.63	0.13	0.96
Distributions to shareholders from
Net investment income	(0.29)	(0.29)	(0.33)	(0.31)	(0.38)
Net realized gains	0.00	0.00	(0.07)	(0.04)	(0.00)[1]

Total distributions to shareholders	(0.29)	(0.29)	(0.40)	(0.35)	(0.38)
Net asset value, end of period	$11.91	$11.49	$11.55	$11.32	$11.54
Total return	6.26%	1.97%	5.75%	1.10%	8.91%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.48%	0.48%	0.49%
Net expenses	0.44%	0.42%	0.42%	0.42%	0.42%
Net investment income	2.49%	2.47%	2.94%	2.65%	3.32%
Supplemental data
Portfolio turnover rate	14%	38%	29%	24%	38%
Net assets, end of period (000s omitted)	$1,260,636	$878,585	$599,686	$461,403	$326,772

[1]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Intermediate Tax/AMT-Free Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements	Wells Fargo Intermediate Tax/AMT-Free Fund	23

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

24	Wells Fargo Intermediate Tax/AMT-Free Fund	Notes to financial statements

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Municipal obligations	$0	$2,704,777,725	$0	$2,704,777,725

Short-term investments
Investment companies	19,871,388	0	0	19,871,388
U.S. Treasury securities	499,772	0	0	499,772
Total assets	$20,371,160	$2,704,777,725	$0	$2,725,148,885
Liabilities
Futures contracts	$38,081	$0	$0	$38,081
Total Liabilities	$38,081	$0	$0	$38,081

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Notes to financial statements	Wells Fargo Intermediate Tax/AMT-Free Fund	25

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.60% for Administrator Class shares, and 0.45% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to November 1, 2015, the Fund’s expenses were capped at 0.42% for Institutional Class shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions Class C shares. For the year ended June 30, 2016, Funds Distributor received $15,906 from the sale of Class A shares and $500 in contingent deferred sales charges from redemptions of Class C share.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $787,876,437 and $293,412,851, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the year ended June 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the Fund.

At June 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2016	Unrealized gains
9-30-2016	JPMorgan	625 Short	5-Year U.S. Treasury Notes	$76,352,539	$39,009

The Fund had an average notional amount of $734,722 in short futures contracts during the year ended June 30, 2016.

On June 30, 2016, the cumulative unrealized gains on futures contracts in the amount of $39,009 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while

26	Wells Fargo Intermediate Tax/AMT-Free Fund	Notes to financial statements

collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$38,081	$0	$(38,081)	$0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30
	2016	2015
Tax-exempt income	$57,941,110	$51,155,089

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Undistributed long-term gain	Unrealized gains
$1,257,535	$2,015,768	$151,915,576

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Intermediate Tax/AMT-Free Fund	27

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Intermediate Tax/AMT-Free Fund (formerly known as Wells Fargo Advantage Intermediate Tax/AMT-Free Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Intermediate Tax/AMT-Free Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

28	Wells Fargo Intermediate Tax/AMT-Free Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo Intermediate Tax/AMT-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	31

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Intermediate Tax/AMT-Free Fund (the “Fund”):(i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

32	Wells Fargo Intermediate Tax/AMT-Free Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Barclays Municipal Bond 1-15 Year Blend Index, for all periods under review except the one-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Intermediate Tax/AMT-Free Fund	33

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

34	Wells Fargo Intermediate Tax/AMT-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244404 08-16 A251/AR251 6-16

Annual Report

June 30, 2016

Wells Fargo Minnesota Tax-Free Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Minnesota Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Minnesota Tax-Free Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016. The

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Minnesota Tax-Free Fund	3

state of Illinois approved a six-month stopgap budget, a temporary but meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Minnesota Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Minnesota individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Bruce R. Johns

Average annual total returns (%) as of June 30, 2016

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (NMTFX)	1-2-1988	0.98	3.51	3.89	5.74	4.46	4.37	0.89	0.85
Class C (WMTCX)	4-8-2005	3.95	3.68	3.60	4.95	3.68	3.60	1.64	1.60
Administrator Class (NWMIX)	8-2-1993	–	–	–	6.10	4.72	4.64	0.83	0.60
Barclays Municipal Bond Index[3]	–	–	–	–	7.65	5.33	5.13	–	–
Barclays Minnesota Municipal Bond Index[4]	–	–	–	–	6.35	4.54	4.89	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Minnesota municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Minnesota Tax-Free Fund	5

Growth of $10,000 investment as of June 30, 2016[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[4]	The Barclays Minnesota Municipal Bond Index is the Minnesota component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays Municipal Bond Index and the Barclays Minnesota Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Minnesota Tax-Free Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed both its benchmarks, the Barclays Municipal Bond Index and the Barclays Minnesota Municipal Bond Index, for the 12-month period that ended June 30, 2016.

■	While we opportunistically extended the Fund’s duration when opportunities presented themselves, the Fund remained short duration and underweight the long end of the curve during the entire reporting period. This detracted from performance as rates moved lower and the curve flattened.

■	The Fund was overweight lower-rated investment-grade bonds (A-rated and BBB-rated), which outperformed higher-rated credit tiers (AAA-rated and AA-rated) and contributed to performance.

■	Sector allocation contributed to performance because we were overweight outperforming revenue bonds and underweight general obligation (GO) and prerefunded bonds.

Ultralow yields continued throughout the period.

With the U.S. Federal Reserve (Fed) poised to normalize its interest-rate policy, shorter-term maturities appeared less attractive at the beginning of the reporting period due to a potential backup in short-term yields. However, subdued inflation expectations, due in part to low oil prices, combined with a fragile European economy and softening Chinese economy, implied that longer maturities would outperform. The Fed tightened in December 2015 but signaled that the pace of further increases would be gradual. While the Fed was likely to take its time raising rates, U.S. inflation started to trend higher, unemployment remained below 5%, and economic growth was expected to remain at or above 2%.

Effective maturity distribution as of June 30, 2016[6]

Credit quality as of June 30, 2016[7]

With the Fed likely on hold for an extended period, we initially purchased some longer-dated, national municipal securities to extend the Fund’s duration but later allowed duration to shorten as the market rallied and U.S. inflation measures started to move higher. Our below-benchmark duration exposure hurt relative performance during the period as U.S. interest rates continued to move lower in sympathy with declining global interest rates.

Credit-quality allocation helped results.

The Fund’s overweight to A-rated and BBB-rated debt and its holdings in high-yield and nonrated debt contributed to results because lower-rated bonds outperformed higher-quality bonds by a wide margin during the period. Its exposure to lower-quality Minnesota health care issuers and a local charter school were some of our best-performing issues. Other issues that performed well included longer-dated, double-exempt Minnesota municipal securities and several national issues we purchased, such as city of Chicago GO bonds and Chicago Board of Education bonds. While the national municipal debt did not generate state-exempt income, it produced some of the Fund’s highest total returns. We sold some of these national names as we found opportunities to reinvest in double-exempt issues, such as the University of St. Thomas in St. Paul, Minnesota.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Minnesota Tax-Free Fund	7

Minnesota’s financial position was supported by its strong economy, stable debt and pension liabilities, and recent tax reform. The state’s economy is characterized by low unemployment, diversity in the employer base, and above-average income levels. Economic expansion and the implementation of a new tax bracket for the highest earners resulted in increased income-tax collections and allowed the state to operate with a balanced budget. The improved revenue collections have also allowed the state to build reserves and pay down deferred liabilities to local governments. The paydown of deferred liabilities has directly improved the liquidity position of school districts throughout the state. Looking ahead, low commodity prices and a strong dollar are expected to pressure Minnesota’s mining and manufacturing sectors, potentially dampening the state’s economy expansion. The municipal market within Minnesota is dominated by the state GOs and the health care sector. Health care debt has performed well because of the state’s election to participate in Medicaid expansion as well as the additional income the sector offered. At the end of the reporting period, the state of Minnesota credit ratings were Aa1/AA+/AA+ by Moody’s Investors Service, Incorporated; Standard & Poor’s; and Fitch, respectively. Citing a reduction in deferred liabilities and improved structural balance, Standard & Poor’s assigned a positive outlook to the state’s rating in mid-to-late 2015.

With the economy continuing to improve and the Fed wanting to normalize monetary policy but concerned with overall global growth and interest rates, we are monitoring macroeconomic trends and municipal-specific events for tactical opportunities. We expect the process of interest-rate increases will be slower than past cycles. If economic growth continues to accelerate and global markets remain constant, we expect the Fed could raise its target rate in early 2017. As a result, we anticipate having a more neutral duration compared with the Barclays Minnesota Municipal Bond Index and being overweight medium- and lower-quality bonds.

Please see footnotes on page 5.

8	Wells Fargo Minnesota Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,033.14	$4.30	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class C
Actual	$1,000.00	$1,029.30	$8.07	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$8.02	1.60%
Administrator Class
Actual	$1,000.00	$1,034.42	$3.03	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo Minnesota Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 99.10%

Guam: 1.26%
Guam Government Business Privilege Series D (Tax Revenue)	5.00%	11-15-2022	$500,000	$594,335
Guam Government Waterworks Authority Water & Wastewater System Project Series 2013 (Water & Sewer Revenue)	5.25	7-1-2022	865,000	1,033,277
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2017	200,000	210,836
Guam International Airport Authority Series 2013A (Airport Revenue)	5.00	10-1-2018	100,000	108,946
Guam International Airport Authority Series 2013B (Airport Revenue)	5.00	10-1-2017	300,000	316,584

				2,263,978

Illinois: 0.54%
Chicago IL Board of Education Refunding Bond Series A (GO Revenue)	4.39	3-1-2032	1,000,000	980,410

Minnesota: 96.25%
Anoka County MN Capital Improvement Series A (GO Revenue)	5.00	2-1-2024	500,000	532,670
Anoka County MN Charter School Series A (Education Revenue)	3.40	6-1-2019	225,000	230,344
Anoka County MN Charter School Series A (Education Revenue)	3.65	6-1-2020	185,000	191,421
Anoka County MN Charter School Series A (Education Revenue)	3.75	6-1-2021	245,000	254,822
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2027	510,000	558,511
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2032	300,000	326,661
Anoka County MN Charter School Series A (Education Revenue)	5.00	6-1-2043	1,100,000	1,188,264
Anoka Hennepin MN Independent School District #11 Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,201,590
Austin MN Housing & RDA Courtyard Residence Project Series A (Housing Revenue)	5.00	1-1-2031	1,500,000	1,600,980
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	2,150,000	2,198,031
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	4.00	7-1-2020	245,000	248,714
Brooklyn Park MN Charter School Athlos Leadership Academy Project Series 2015A (Education Revenue)	5.50	7-1-2040	750,000	778,020
Brooklyn Park MN Charter School Prairie Seeds Academy Project Series 2015A (Miscellaneous Revenue)	5.00	3-1-2034	1,500,000	1,627,200
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2011 (Miscellaneous Revenue)	5.00	11-1-2041	1,400,000	1,516,452
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2026	750,000	929,955
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2027	500,000	615,420
Center City MN Health Care Facilities Hazelden Betty Ford Foundation Project Series 2014 (Health Revenue)	5.00	11-1-2029	300,000	367,491
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project Series 2012 (Utilities Revenue)	5.00	1-1-2042	1,500,000	1,728,315
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	590,000	661,803
Cologne MN Charter School Cologne Academy Project Series 2014A (Education Revenue)	5.00	7-1-2034	500,000	551,585
Columbus MN Charter School New Millennium Academy Project Series 2015A (Education Revenue)	5.50	7-1-2030	1,000,000	1,047,700
Dakota County MN Community Development Agency SFMR (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.30	12-1-2039	51,600	53,385
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015-A (Education Revenue)	5.25	7-1-2037	500,000	542,925

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Deephaven MN Charter School Eagle Ridge Academy Project Series 2015A (Education Revenue)	5.25%	7-1-2040	$500,000	$543,710
Duluth MN Duluth Entertainment Convention Center Series A (GO Revenue)	5.00	2-1-2034	1,000,000	1,069,540
Duluth MN Housing & RDA Public School Academy Series 2010A (Education Revenue)	5.60	11-1-2030	2,000,000	2,134,880
Forest Lakes MN Charter School Lakes International Language Academy Project Series 2014A (Education Revenue)	5.50	8-1-2036	500,000	549,425
Glencoe MN HCFR Glencoe Regional Health Services Project Series 2013 (Health Revenue)	4.00	4-1-2022	735,000	813,233
Goodhue County MN Education District #6051 Red Wing Certificates of Participation Series 2014A (Miscellaneous Revenue)	5.00	2-1-2029	750,000	899,835
Ham Lake MN Charter School Lease Revenue Bonds DaVinci Academy Project Series 2012A (Education Revenue)	4.00	7-1-2028	370,000	373,652
Ham Lake MN Charter School Lease Revenue Bonds DaVinci Academy Project Series 2016A (Education Revenue)	5.00	7-1-2031	625,000	676,644
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	500,000	503,275
Hugo MN Charter School Lease Revenue Bonds Noble Academy Project Series 2014A (Education Revenue)	5.00	7-1-2029	600,000	638,628
Hutchinson MN Public Utility Revenue Refunding Bonds Series 2012A (Utilities Revenue)	5.00	12-1-2026	700,000	846,853
Maple Grove MN HCFR North Memorial Health Care Series 2015 (Health Revenue)	5.00	9-1-2023	655,000	802,775
Maple Grove MN Maple Grove Hospital Corporation (Health Revenue)	5.25	5-1-2024	1,735,000	1,797,408
Meeker County MN Memorial Hospital Project Series 2007 (Health Revenue)	5.63	11-1-2022	800,000	834,232
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2025	1,000,000	1,157,110
Minneapolis & St. Paul MN Housing & RDA Children’s Health Care Facilities Series A (Health Revenue)	5.25	8-15-2035	1,000,000	1,157,260
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.59	11-15-2017	1,620,000	1,603,800
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014A (Airport Revenue)	5.00	1-1-2029	500,000	613,395
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series 2014B (Airport Revenue)	5.00	1-1-2026	500,000	612,610
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	1,000,000	1,022,620
Minneapolis MN Charter School Yinghua Academy Project Series 2013A (Education Revenue)	5.00	7-1-2023	300,000	323,865
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	5.00	6-1-2028	1,115,000	1,140,277
Minneapolis MN Development Limited Tax Supported Common Bond Series 2A (Miscellaneous Revenue)	6.00	12-1-2040	1,000,000	1,189,390
Minneapolis MN Fairview Health Services Series A (Health Revenue, AGM Insured)	6.63	11-15-2028	1,000,000	1,139,240
Minneapolis MN Health Care System Fairview Health Services Series 2015A (Health Revenue)	5.00	11-15-2033	2,000,000	2,436,040
Minneapolis MN Health Care System Revenue Prerefunded (Health Revenue, AGC Insured)	6.50	11-15-2038	345,000	392,024
Minneapolis MN Health Care System Revenue Unrefunded (Health Revenue, AGC Insured)	6.50	11-15-2038	1,890,000	2,121,752
Minneapolis MN Plymouth Stevens House Project Series A (Housing Revenue)	1.00	12-1-2017	1,000,000	1,000,560
Minneapolis MN Seward Towers Apartments Project Series A (Housing Revenue)	1.10	1-1-2018	2,000,000	2,003,380

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Minnesota Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minneapolis MN Student Housing Riverton Community Housing Project Series 2014 (Housing Revenue)	5.00%	8-1-2032	$860,000	$913,389
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	4.00	2-15-2020	50,000	55,101
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series C1 (Health Revenue, AGC Insured)	5.00	2-15-2030	2,000,000	2,246,800
Minnesota Agricultural & Economic Development Board Health Care Essentia Health Series E (Health Revenue, AGC Insured)	5.00	2-15-2037	4,030,000	4,244,839
Minnesota Certificates of Participation Legislative Office Facility Project Series 2014 (Miscellaneous Revenue)	5.00	6-1-2023	435,000	538,012
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2027	2,000,000	2,393,700
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2028	2,000,000	2,417,340
Minnesota General Fund Revenue Appropriation Bonds Series 2012B (Miscellaneous Revenue)	5.00	3-1-2029	2,000,000	2,411,260
Minnesota General Fund Revenue Appropriation Bonds Series 2014A (Miscellaneous Revenue)	5.00	6-1-2033	1,000,000	1,220,390
Minnesota HEFAR Bethel University Series 6R (Education Revenue)	5.50	5-1-2025	1,535,000	1,566,514
Minnesota HEFAR Carleton College Series 7D (Education Revenue)	5.00	3-1-2030	2,000,000	2,207,960
Minnesota HEFAR College of St. Scholastica Incorporated Series 7R (Education Revenue)	4.25	12-1-2027	400,000	434,732
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	4.50	10-1-2021	300,000	329,457
Minnesota HEFAR Hamline University Series 7E (Education Revenue)	5.00	10-1-2029	500,000	546,945
Minnesota HEFAR St. Benedict College Series 7M (Education Revenue)	5.13	3-1-2036	275,000	303,661
Minnesota HEFAR St. Benedict College Series 7V (Education Revenue)	5.00	3-1-2018	635,000	674,103
Minnesota HEFAR St. Olaf College Series 7F (Education Revenue)	4.50	10-1-2030	500,000	548,355
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	5.00	10-1-2018	1,100,000	1,112,518
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2025	1,030,000	1,044,327
Minnesota HEFAR St. Thomas University Series 6W (Education Revenue)	6.00	10-1-2030	1,000,000	1,013,910
Minnesota HEFAR St. Thomas University Series 6X (Education Revenue)	5.00	4-1-2029	1,000,000	1,033,030
Minnesota HEFAR St. Thomas University Series 7U (Education Revenue)	5.00	4-1-2023	750,000	920,138
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2024	750,000	933,360
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2028	920,000	1,163,653
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2029	750,000	943,155
Minnesota HEFAR St. Thomas University Series 8-L (Education Revenue)	5.00	4-1-2035	750,000	917,903
Minnesota Housing Finance Agency Residential Housing Series 2007Q (Housing Revenue)	5.25	7-1-2033	685,000	699,570
Minnesota Housing Finance Agency Residential Housing Series 2009E (Housing Revenue)	4.20	7-1-2021	1,035,000	1,080,706
Minnesota Housing Finance Agency Residential Housing Series 2012D (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.00	7-1-2040	725,000	755,994
Minnesota Housing Finance Agency Series 2009B (Housing Revenue)	5.90	7-1-2028	65,000	67,233
Minnesota Housing Finance Agency Series 2015A (Housing Revenue)	5.00	8-1-2027	1,665,000	2,087,977
Minnesota Municipal Power Agency Series 2007 (Utilities Revenue)	5.00	10-1-2037	1,200,000	1,258,548
Minnesota Municipal Power Agency Series 2010A & Series 2010B (Utilities Revenue)	5.00	10-1-2025	2,335,000	2,663,698
Minnesota Prerefunded Bond (GO Revenue)	5.00	8-1-2022	100,000	104,801
Minnesota Refunded Bond (GO Revenue)	5.00	8-1-2022	2,400,000	2,515,224
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2022	175,000	208,976
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2023	185,000	226,270
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00	2-1-2024	195,000	237,247

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
Minnetonka MN Independent School District #276 Series F (Miscellaneous Revenue)	5.00%	2-1-2025	$205,000	$251,937
Mounds View MN Independent School District #621 Series A (GO Revenue, South Dakota Credit Program Insured)	4.00	2-1-2022	530,000	577,324
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificates of Participation Series 2013A (Miscellaneous Revenue)	4.00	2-1-2024	1,100,000	1,251,415
Northeastern Minnesota Metropolitan Intermediate School District #916 Certificates of Participation Series 2015B (Miscellaneous Revenue)	5.00	2-1-2034	1,000,000	1,206,670
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured) ##	5.00	1-1-2017	1,000,000	1,021,950
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	820,000	871,726
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2021	50,000	53,022
Northern Minnesota Municipal Power Agency Series 2013A (Utilities Revenue)	4.00	1-1-2028	450,000	505,499
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2030	520,000	652,865
Northern Minnesota Municipal Power Agency Series 2016 (Utilities Revenue)	5.00	1-1-2031	350,000	437,367
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	4.15	9-1-2024	600,000	635,358
Otsego MN Charter School Kaleidoscope Charter School Project Series 2014A (Education Revenue)	5.00	9-1-2034	1,100,000	1,180,718
Plymouth MN Certificate of Participation Intermediate School District #287 Series A (Miscellaneous Revenue)	5.00	2-1-2024	250,000	278,680
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2032	660,000	710,404
Red Wing MN Senior Housing Deer Crest Project Series A (Health Revenue)	5.00	11-1-2042	560,000	598,080
Rice County MN Educational Facilities Shattuck-St. Mary’s School Project (Education Revenue) 144A	5.00	8-1-2022	990,000	1,074,130
Rochester MN Electric Utility Revenue Series 2007C (Utilities Revenue)	5.00	12-1-2030	1,000,000	1,018,279
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2023	815,000	1,024,822
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2025	315,000	394,752
Rochester MN Electric Utility Revenue Series 2013B (Utilities Revenue)	5.00	12-1-2026	250,000	313,278
Sartell MN Independent School District 748 St. Stephen Public Schools GO Series 2016A (GO Revenue, South Dakota Credit Program Insured) %%	5.00	2-1-2027	1,250,000	1,570,038
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2027	700,000	859,110
Shakopee MN St. Francis Regional Medical Center Series 2014 (Health Revenue)	5.00	9-1-2029	725,000	881,455
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGC Insured)	4.70	9-1-2019	300,000	302,121
South St. Paul MN Housing & RDA Airport Project Series 2007 (Industrial Development Revenue, AGC Insured)	5.13	9-1-2029	500,000	504,055
Southern Minnesota Municipal Power Agency Series 1994A (Utilities Revenue, National Insured) ¤	0.00	1-1-2020	5,100,000	4,846,632
Southern Minnesota Municipal Power Agency Series 2009A (Utilities Revenue)	5.25	1-1-2030	2,000,000	2,223,260
St. Cloud MN Charter School Lease Revenue Bonds Stride Academy Project Series 2016A (Miscellaneous Revenue)	5.00	4-1-2036	750,000	783,510
St. Cloud MN Health Care Prerefunded Revenue Bonds CentraCare Health (Health Revenue)	5.13	5-1-2030	1,890,000	2,193,515
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2030	2,000,000	2,512,960
St. Cloud MN Health Care Revenue Bonds Series 2016A (Health Revenue)	5.00	5-1-2031	2,000,000	2,504,880
St. Cloud MN Health Care Unrefunded Revenue Bonds CentraCare Health (Health Revenue)	5.13	5-1-2030	125,000	142,480
St. Louis Park MN Nicollett Health Services Series 2009 (Health Revenue)	5.50	7-1-2029	1,000,000	1,140,780
St. Paul MN Housing & RDA Allina Health Systems Series A1 (Health Revenue)	5.00	11-15-2024	2,350,000	2,658,555

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Minnesota Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Minnesota (continued)
St. Paul MN Housing & RDA Charter School Lease Revenue German Immersion School Project Series 2013A (Education Revenue)	4.00%	7-1-2023	$250,000	$257,548
St. Paul MN Housing & RDA Charter School Lease Revenue Twin Cities Academy Project Series 2015A (Education Revenue)	5.00	7-1-2035	925,000	975,033
St. Paul MN Housing & RDA Charter School Nova Classical Academy Project Series 2011A (Miscellaneous Revenue)	6.63	9-1-2042	865,000	1,005,071
St. Paul MN Housing & RDA Health Care Facilities Revenue Refunding Bonds Series 2015A (Health Revenue)	5.00	7-1-2025	250,000	316,100
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	4.00	11-15-2017	550,000	570,994
St. Paul MN Housing & RDA HealthEast Care Systems Project Series 2015A (Health Revenue)	5.00	11-15-2027	1,000,000	1,225,210
St. Paul MN Housing & RDA HealthPartners Obligated Group Series 2015A (Health Revenue)	5.00	7-1-2031	2,010,000	2,467,376
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.75	9-1-2026	650,000	651,898
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	6.00	9-1-2036	500,000	501,530
St. Paul MN Housing & RDA Hope Community Academy Project Series 2015A (Education Revenue)	5.00	12-1-2034	1,645,000	1,781,124
St. Paul MN Housing & RDA Parking Facilities Project Series A (Transportation Revenue)	5.00	8-1-2035	875,000	962,106
St. Paul MN Housing & RDA St. Paul Academy & Summit School Project (Education Revenue)	5.00	10-1-2024	2,000,000	2,096,740
St. Paul MN Housing & RDA St. Paul Conservatory for Performing Artists Series A (Education Revenue)	4.00	3-1-2028	150,000	154,602
St. Paul MN Housing RDA Healtheast Care System Project Series 2015A (Health Revenue)	5.00	11-15-2025	1,000,000	1,137,590
St. Paul MN Port Authority Lease Revenue Freeman Office Building Series 2 (Miscellaneous Revenue)	5.00	12-1-2024	2,000,000	2,480,080
Todd Morrison Cass & Wadena Counties MN United Hospital District Lakewood Health System Series 2004 (GO Revenue)	5.13	12-1-2024	1,000,000	1,003,560
University of Minnesota Series 2009A (Education Revenue)	5.00	4-1-2021	1,180,000	1,311,830
University of Minnesota Series 2009A (Education Revenue)	5.13	4-1-2034	1,000,000	1,116,790
University of Minnesota Series 2016A (Education Revenue)	5.00	4-1-2032	2,470,000	3,179,137
University of Minnesota State Supported Biomedical Science Series 2011B (Education Revenue)	5.00	8-1-2036	1,000,000	1,170,810
University of Minnesota State Supported Stadium Debt Series 2006 (Education Revenue)	5.00	8-1-2025	5,000,000	5,019,650
Virginia MN Housing & RDA HCFR Series 2005 (Miscellaneous Revenue)	5.25	10-1-2025	2,085,000	2,090,484
Washington County MN Capital Improvement Plan Series A (GO Revenue)	5.00	2-1-2021	2,495,000	2,610,319
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2027	1,565,000	1,912,931
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2030	1,000,000	1,216,080
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2031	1,000,000	1,264,390
Western Minnesota Municipal Power Agency Series A (Utilities Revenue)	5.00	1-1-2032	1,250,000	1,531,525
Willmar MN Rice Memorial Hospital Project Series 2012A (GO Revenue)	5.00	2-1-2026	1,000,000	1,169,790
Winona MN Health Care Facilities Refunding Bond Series 2012 (Health Revenue)	3.00	7-1-2018	295,000	302,815
Winona MN Health Care Facilities Refunding Bond Series 2012 (Health Revenue)	5.00	7-1-2034	500,000	552,740
Woodbury MN Charter School Series A (Education Revenue)	3.15	12-1-2018	190,000	194,951
Woodbury MN Charter School Series A (Education Revenue)	3.90	12-1-2022	220,000	235,215
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2027	215,000	234,470
Woodbury MN Charter School Series A (Education Revenue)	5.00	12-1-2032	220,000	238,971

				173,511,555

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Minnesota Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico: 0.74%
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50%	7-1-2016	$1,305,000	$1,305,131
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	28,750

				1,333,881

Virgin Islands: 0.31%
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	500,000	563,845

Total Municipal Obligations (Cost $167,386,909)				178,653,669

Total investments in securities (Cost $167,386,909) *	99.10%	178,653,669
Other assets and liabilities, net	0.90	1,626,461

Total net assets	100.00%	$180,280,130

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

##	All or a portion of this security is segregated for when-issued securities.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

*	Cost for federal income tax purposes is $167,385,091 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,312,258
Gross unrealized losses	(43,680)

Net unrealized gains	$11,268,578

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016	Wells Fargo Minnesota Tax-Free Fund	15

Assets
Investment in unaffiliated securities, at value (cost $167,386,909)	$178,653,669
Cash	919,752
Receivable for investments sold	125,138
Receivable for Fund shares sold	186,242
Receivable for interest	2,343,699
Prepaid expenses and other assets	14,358

Total assets	182,242,858

Liabilities
Dividends payable	92,457
Payable for investments purchased	1,570,038
Payable for Fund shares redeemed	201,068
Management fee payable	24,470
Distribution fee payable	6,267
Administration fees payable	17,338
Accrued expenses and other liabilities	51,090

Total liabilities	1,962,728

Total net assets	$180,280,130

NET ASSETS CONSIST OF
Paid-in capital	$168,155,656
Undistributed net investment income	625,178
Accumulated net realized gains on investments	232,536
Net unrealized gains on investments	11,266,760

Total net assets	$180,280,130

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$45,437,206
Shares outstanding – Class A1	4,104,238
Net asset value per share – Class A	$11.07
Maximum offering price per share – Class A2	$11.59
Net assets – Class C	$10,358,189
Shares outstanding – Class C1	935,677
Net asset value per share – Class C	$11.07
Net assets – Administrator Class	$124,484,735
Shares outstanding – Administrator Class[1]	11,248,030
Net asset value per share – Administrator Class	$11.07

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Minnesota Tax-Free Fund	Statement of operations—year ended June 30, 2016

Investment income
Interest	$6,554,660

Expenses
Management fee	682,871
Administration fees
Class A	71,822
Class C	15,949
Administrator Class	115,861
Shareholder servicing fees
Class A	112,221
Class C	24,920
Administrator Class	289,653
Distribution fee
Class C	74,761
Custody and accounting fees	9,793
Professional fees	46,669
Registration fees	38,961
Shareholder report expenses	13,769
Trustees’ fees and expenses	20,320
Other fees and expenses	9,827

Total expenses	1,527,397
Less: Fee waivers and/or expense reimbursements	(291,187)

Net expenses	1,236,210

Net investment income	5,318,450

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	288,003
Net change in unrealized gains (losses) on investments	4,267,904

Net realized and unrealized gains (losses) on investments	4,555,907

Net increase in net assets resulting from operations	$9,874,357

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Minnesota Tax-Free Fund	17

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$5,318,450		$5,061,230
Net realized gains on investments		288,003		467,383
Net change in unrealized gains (losses) on investments		4,267,904		(1,118,830)

Net increase in net assets resulting from operations		9,874,357		4,409,783

Distributions to shareholders from
Net investment income
Class A		(1,342,912)		(1,363,496)
Class B		N/A		(612)[1]
Class C		(223,290)		(215,214)
Administrator Class		(3,752,248)		(3,481,908)
Net realized gains
Class A		(15,554)		(138,361)
Class C		(3,355)		(28,745)
Administrator Class		(39,659)		(319,450)

Total distributions to shareholders		(5,377,018)		(5,547,786)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	361,762	3,948,616	469,808	5,128,940
Class C	96,385	1,052,616	184,666	2,013,042
Administrator Class	2,631,468	28,640,215	2,675,608	29,172,385

		33,641,447		36,314,367

Reinvestment of distributions
Class A	123,205	1,342,193	135,870	1,482,869
Class B	N/A	N/A	54 [1]	592 [1]
Class C	20,786	226,424	22,312	243,436
Administrator Class	241,208	2,627,645	233,860	2,551,103

		4,196,262		4,278,000

Payment for shares redeemed
Class A	(592,484)	(6,450,893)	(491,780)	(5,365,514)
Class B	N/A	N/A	(7,573)[1]	(82,744)[1]
Class C	(114,142)	(1,239,380)	(81,777)	(890,891)
Administrator Class	(1,961,032)	(21,337,031)	(1,644,985)	(17,973,787)

		(29,027,304)		(24,312,936)

Net increase in net assets resulting from capital share transactions		8,810,405		16,279,431

Total increase in net assets		13,307,744		15,141,428

Net assets
Beginning of period		166,972,386		151,830,958

End of period		$180,280,130		$166,972,386

Undistributed net investment income		$625,178		$573,849

[1]	For the period from July 1, 2014 to December 9, 2014, Class B shares of the Fund were no longer offered to shareholders effective December 10, 2014.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.79	$10.86	$10.74	$11.08	$10.68
Net investment income	0.33	0.33	0.35	0.32	0.37
Net realized and unrealized gains (losses) on investments	0.28	(0.04)	0.20	(0.31)	0.55

Total from investment operations	0.61	0.29	0.55	0.01	0.92
Distributions to shareholders from
Net investment income	(0.33)	(0.33)	(0.35)	(0.32)	(0.37)
Net realized gains	(0.00)[1]	(0.03)	(0.08)	(0.03)	(0.15)

Total distributions to shareholders	(0.33)	(0.36)	(0.43)	(0.35)	(0.52)
Net asset value, end of period	$11.07	$10.79	$10.86	$10.74	$11.08
Total return[2]	5.74%	2.72%	5.29%	(0.01)%	8.80%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.89%	0.89%	0.88%	0.89%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	2.99%	3.03%	3.28%	2.87%	3.35%
Supplemental data
Portfolio turnover rate	16%[3]	20%[3]	15%[3]	14%[3]	36%
Net assets, end of period (000s omitted)	$45,437	$45,437	$44,499	$49,535	$52,550

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Minnesota Tax-Free Fund	19

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.79	$10.86	$10.74	$11.08	$10.68
Net investment income	0.24	0.25	0.27	0.24	0.28
Net realized and unrealized gains (losses) on investments	0.28	(0.04)	0.20	(0.31)	0.55

Total from investment operations	0.52	0.21	0.47	(0.07)	0.83
Distributions to shareholders from
Net investment income	(0.24)	(0.25)	(0.27)	(0.24)	(0.28)
Net realized gains	(0.00)[1]	(0.03)	(0.08)	(0.03)	(0.15)

Total distributions to shareholders	(0.24)	(0.28)	(0.35)	(0.27)	(0.43)
Net asset value, end of period	$11.07	$10.79	$10.86	$10.74	$11.08
Total return[2]	4.95%	1.96%	4.50%	(0.76)%	7.99%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.64%	1.64%	1.63%	1.64%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.24%	2.28%	2.53%	2.12%	2.58%
Supplemental data
Portfolio turnover rate	16%[3]	20%[3]	15%[3]	14%[3]	36%
Net assets, end of period (000s omitted)	$10,358	$10,061	$8,768	$8,972	$9,144

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Minnesota Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.78	$10.86	$10.74	$11.07	$10.68
Net investment income	0.35	0.36	0.38	0.35	0.39
Net realized and unrealized gains (losses) on investments	0.29	(0.05)	0.20	(0.30)	0.54

Total from investment operations	0.64	0.31	0.58	0.05	0.93
Distributions to shareholders from
Net investment income	(0.35)	(0.36)	(0.38)	(0.35)	(0.39)
Net realized gains	(0.00)[1]	(0.03)	(0.08)	(0.03)	(0.15)

Total distributions to shareholders	(0.35)	(0.39)	(0.46)	(0.38)	(0.54)
Net asset value, end of period	$11.07	$10.78	$10.86	$10.74	$11.07
Total return	6.10%	2.88%	5.55%	0.32%	8.97%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.83%	0.82%	0.83%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	3.24%	3.28%	3.53%	3.11%	3.59%
Supplemental data
Portfolio turnover rate	16%[2]	20%[2]	15%[2]	14%[2]	36%
Net assets, end of period (000s omitted)	$124,485	$111,475	$98,483	$98,992	$109,637

[1]	Amount is less than $0.005.

[2]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Minnesota Tax-Free Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Minnesota Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

22	Wells Fargo Minnesota Tax-Free Fund	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassification is due to market discount. At June 30, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized gains on investments
$51,329	$(51,329)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Minnesota Tax-Free Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$178,653,669	$0	$178,653,669

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, and 0.60 for Administrator Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

24	Wells Fargo Minnesota Tax-Free Fund	Notes to financial statements

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2016, Funds Distributor received $4,408 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $41,427,030 and $27,198,046, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30
	2016	2015
Ordinary income	$13,326	$130,687
Tax-exempt income	5,318,450	5,061,230
Long-term capital gain	45,242	355,869

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Undistributed long-term gain	Unrealized gains
$717,631	$230,722	$11,268,578

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Minnesota Tax-Free Fund	25

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Minnesota Tax-Free Fund (formerly known as Wells Fargo Advantage Minnesota Tax-Free Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Minnesota Tax-Free Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

26	Wells Fargo Minnesota Tax-Free Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $45,242 was designated as a 20% rate gain distribution for the fiscal year ended June 30, 2016.

For the fiscal year ended June 30, 2016, $13,326 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at
233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Minnesota Tax-Free Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Minnesota Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Minnesota Tax-Free Fund	29

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Minnesota Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

30	Wells Fargo Minnesota Tax-Free Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Barclays Municipal Bond Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or equal to the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Minnesota Tax-Free Fund	31

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

32	Wells Fargo Minnesota Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244405 08-16 A252/AR252 6-16

Annual Report

June 30, 2016

Wells Fargo
Municipal Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/municipal-bond-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Municipal Bond Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Municipal Bond Fund	3

on $911 million in payments due (most of which were GOs) on July 1, 2016. The state of Illinois approved a six-month stopgap budget, a temporary but meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA®, CPA

Robert J. Miller

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WMFAX)	4-8-2005	3.21	5.29	5.18	8.04	6.26	5.66	0.80	0.75
Class B (WMFBX)*	4-8-2005	2.13	5.14	5.11	7.13	5.47	5.11	1.55	1.50
Class C (WMFCX)	4-8-2005	6.14	5.47	4.87	7.14	5.47	4.87	1.55	1.50
Administrator Class (WMFDX)	4-8-2005	–	–	–	8.10	6.42	5.86	0.74	0.60
Institutional Class (WMBIX)	3-31-2008	–	–	–	8.35	6.56	5.92	0.47	0.47
Barclays Municipal Bond Index[4]	–	–	–	–	7.65	5.33	5.13	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Bond Fund	5

Growth of $10,000 investment as of June 30, 2016[5]

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A, 1.50% for Class B, 1.50% for Class C, 0.60% for Administrator Class, and 0.48% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Municipal Bond Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund (Class A, excluding sales charges) outperformed its benchmark, the Barclays Municipal Bond Index, for the 12-month period that ended June 30, 2016.

■	Investors continued their search for income in this low-yield environment, which caused lower-quality bonds to perform very well. The Fund’s overweight to A-rated, BBB-rated, and out-of-benchmark below-investment-grade debt was the biggest contributor to excess returns.

■	The Fund began the period with a duration that was longer than the benchmark. As rates rallied, we slowly reduced its duration and are now positioned for higher rates. We also began reducing the Fund’s bias for a flatter yield curve in the second quarter of 2016 given the amount of flattening that had already occurred.

■	The Fund’s exposure to local general obligation (GO), education, special tax, and transportation issues did well, while corporate-backed and health care holdings didn’t perform as well. Our largest state overweight continues to be to Illinois, and it was one of the best-performing states.

Ultralow yields continued throughout the period.

With the U.S. Federal Reserve (Fed) poised to normalize its interest-rate policy, shorter-term maturities appeared less attractive at the beginning of the reporting period due to a potential backup in short-term yields. However, subdued inflation expectations, due in part to low oil prices, combined with a fragile European economy and softening Chinese economy, implied that longer maturities would outperform. We, therefore, extended the Fund’s duration in anticipation of lower yields and also positioned the Fund for a flatter yield curve. The Fund’s yield-curve positioning, which was underweight maturities between 1 and 7 years and overweight the 10-year area, helped results. Longer-term maturities outperformed shorter-term maturities by a wide margin because the municipal curve flattened almost 150 basis points (bps; 100 bps equals 1.00%) between the 1- and 30-year maturities. The Fund also held variable-rate demand notes, which provided liquidity but weighed on results.

The Fed tightened in December 2015 but signaled that the pace of further increases would be gradual. While the Fed was likely to take its time raising rates, U.S. inflation started to trend higher, unemployment remained below 5%, and economic growth was expected to remain at or above 2%, and we reduced duration as the market rallied. The Fund’s short duration hurt results in the second half of the reporting period because yields continued to decline.

Credit quality as of June 30, 2016[6]

Credit-quality allocation helped results.

The Fund’s overweight to A-rated and BBB-rated debt and its out-of-benchmark holdings in high-yield and nonrated debt contributed to results because lower-rated bonds outperformed higher-quality bonds by a wide margin during the period. The Fund’s holdings within the local GO, special tax, education, and transportation sectors performed well. On the other hand, issue selection within the health care and corporate-backed sectors detracted from results, largely because of their shorter duration profile. We have been cautious within the health care sector for quite some time because we believe credit fundamentals have peaked. Although taxable corporate bond spreads increased dramatically during late 2015 and early 2016 as global fears spooked the market, spreads for corporate-backed municipal debt declined. We sold into this rally, but continued new-money flows into high-yield and longer-term municipal bond funds caused these spreads to move even tighter.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Bond Fund	7

Political noise and a lack of a state budget caused volatility within Illinois, but the state’s bonds had some of the highest returns. We have been overweight Illinois bonds for several years because we feel that the above-market income is compensating investors for the credit issues. We continue to believe that the state’s economic backdrop and ability to raise revenues, combined with Illinois Governor Bruce Rauner’s focus on cutting expenses, should ultimately lead to tighter spreads. New Jersey bonds also performed well as spreads tightened; however, issue selection within the state detracted from results, primarily due to our exposure to longer-dated floating-rate notes that repriced to reflect a protracted rate-hike cycle. During the past 12 months, Puerto Rico had several widely anticipated defaults on its debt. The lack of clarity surrounding the federal government’s restructuring legislation for Puerto Rico debt, the lack of financial statements, and a declining economy make it very hard to develop an investment opinion for the territory. As a result, we continue to have minimal exposure to Puerto Rico bonds.

Effective maturity distribution as of June 30, 2016[7]

Rates may be lower for longer, making credit allocation and issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. However, if the U.S. economy does weaken materially, this could be the catalyst for us to increase our duration exposure and reduce our credit exposure. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,040.86	$3.81	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	$3.77	0.75%
Class B
Actual	$1,000.00	$1,035.99	$7.59	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.52	1.50%
Class C
Actual	$1,000.00	$1,036.02	$7.59	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	$7.52	1.50%
Administrator Class
Actual	$1,000.00	$1,041.62	$3.05	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Class
Actual	$1,000.00	$1,042.34	$2.34	0.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.57	$2.32	0.46%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	9

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Corporate Bonds and Notes: 0.50%

Consumer Discretionary: 0.50%

Diversified Consumer Services: 0.50%
Toll Road Investors Partnership II 144A¤	0.00%	2-15-2028	$30,780,000	$14,660,083	0.50%

Total Corporate Bonds and Notes (Cost $15,367,850)				14,660,083	0.50

Municipal Obligations: 98.14%

Alabama: 1.07%
Other securities				31,670,438	1.07

Alaska: 0.45%
Other securities				13,266,993	0.45

Arizona: 0.80%
Other securities				23,725,487	0.80

California: 10.30%
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.66	4-1-2036	28,000,000	27,660,920	0.94
California HFFA Children’s Hospital of Orange County Series C (Health Revenue, U.S. Bank NA LOC) ø	0.39	11-1-2038	14,900,000	14,900,000	0.51
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	15,925,000	21,528,689	0.73
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.14	7-1-2027	27,660,000	25,234,495	0.86
Tender Option Bond Trust Receipts for Palomar CA Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144Aø	0.69	8-1-2037	31,250,000	31,250,000	1.06
Other securities				183,072,138	6.20

				303,646,242	10.30

Colorado: 1.78%
Other securities				52,353,470	1.78

Connecticut: 0.44%
Other securities				13,052,687	0.44

Delaware: 0.86%
Other securities				25,260,703	0.86

District of Columbia: 0.59%
Other securities				17,330,331	0.59

Florida: 3.31%
Florida Development Finance Corporation Educational Facilities Revenue Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,771,642	0.54

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Bond Fund	Summary portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Florida (continued)
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.78%	9-25-2024	$15,000,000	$15,000,000	0.51%
Other securities				66,730,084	2.26

				97,501,726	3.31

Georgia: 0.76%
Other securities				22,350,005	0.76

Guam: 0.14%
Other securities				4,203,314	0.14

Hawaii: 0.11%
Other securities				3,203,091	0.11

Idaho: 0.63%
Other securities				18,432,311	0.63

Illinois: 19.21%
Chicago IL (Various Revenue) µ	0.00-5.56	1-1-2021 to 1-1-2038	74,125,000	71,426,015	2.42
Chicago IL Board of Education (GO Revenue) µ	0.00-5.25	12-1-2020 to 12-1-2031	57,930,000	38,647,209	1.31
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	24,270,000	14,819,505	0.50
Chicago IL O’Hare International Airport (Airport Revenue) µ	5.00-5.75	1-1-2025 to 1-1-2044	30,290,000	35,956,716	1.22
Chicago IL Series A (GO Revenue)	5.50	1-1-2033	12,730,000	13,060,089	0.44
Cook County IL (GO Revenue) µ	5.00-5.25	11-15-2022 to 11-15-2027	9,705,000	11,210,012	0.38
Cook County IL Series G (GO Revenue)	5.00	11-15-2028	27,000,000	29,765,610	1.01
Illinois (Various Revenue) µ	5.00-6.00	4-1-2021 to 7-1-2038	68,135,000	75,370,843	2.56
Illinois Finance Authority (Various Revenue) µ	0.42-7.13	9-1-2018 to 10-1-2041	68,460,000	74,029,289	2.52
Illinois Sports Facilities Authority (Tax Revenue) µ	0.00-5.25	6-15-2021 to 6-15-2032	33,040,000	36,095,326	1.23
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	17,510,000	14,214,443	0.48
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	15,025,000	12,750,666	0.43
Metropolitan Pier & Exposition Authority Illinois Series 2015-XM0036 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	1.00	6-15-2050	12,640,000	12,640,000	0.43
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,893,220	0.54
Other securities				110,486,579	3.74

				566,365,522	19.21

Indiana: 1.37%
Rockport IN AEP Generating Company Project (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.43	7-1-2025	16,200,000	16,200,000	0.55
Other securities				24,201,566	0.82

				40,401,566	1.37

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Iowa: 0.17%
Other securities				$4,899,250	0.17%

Kansas: 1.20%
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4—Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00%	9-1-2034	$97,000,000	35,246,890	1.20
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series B (Tax Revenue) ¤	0.00	6-1-2021	45,000	34,244	0.00
Other securities				70,610	0.00

				35,351,744	1.20

Kentucky: 1.69%
Kentucky EDFA (Various Revenue) µ	0.00-0.73	8-15-2024 to 10-1-2028	24,605,000	21,372,462	0.73
Kentucky EDFA Catholic Health Initiatives Series B (Health Revenue) ±	1.79	2-1-2046	22,715,000	22,343,610	0.76
Other securities				6,081,928	0.20

				49,798,000	1.69

Louisiana: 0.78%
Other securities				23,091,116	0.78

Maine: 0.08%
Other securities				2,241,385	0.08

Maryland: 0.31%
Other securities				9,255,493	0.31

Massachusetts: 0.73%
Other securities				21,446,658	0.73

Michigan: 5.74%
Michigan Finance Authority (Various Revenue) µ	4.50-8.25	10-1-2020 to 10-1-2040	52,735,000	62,189,171	2.10
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	14,496,656	0.49
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	15,500,000	15,915,865	0.54
Other securities				76,695,006	2.61

				169,296,698	5.74

Minnesota: 0.03%
Other securities				766,755	0.03

Mississippi: 1.01%
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.60	2-1-2022	20,000,000	20,000,000	0.68

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Bond Fund	Summary portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Mississippi (continued)
Other securities				$9,719,374	0.33%

				29,719,374	1.01

Missouri: 0.59%
Other securities				17,507,363	0.59

Nebraska: 0.04%
Other securities				1,189,657	0.04

Nevada: 0.67%
Washoe County NV Series 2011-001 (GO Revenue, Dexia Credit Local LIQ) 144Aø	0.76%	12-9-2030	$13,555,000	13,555,000	0.46
Other securities				6,282,000	0.21

				19,837,000	0.67

New Jersey: 5.44%
New Jersey EDA (Various Revenue) µ	1.64-5.00	9-1-2025 to 10-1-2040	18,195,000	17,764,807	0.60
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.96	9-1-2027	22,245,000	19,992,916	0.68
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2026	15,000,000	16,738,500	0.57
New Jersey TTFA (Various Revenue) µ	0.00-6.00	6-15-2023 to 6-15-2044	60,215,000	57,937,479	1.96
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	12,550,800	0.43
Other securities				35,348,340	1.20

				160,332,842	5.44

New Mexico: 0.36%
Other securities				10,718,481	0.36

New York: 11.77%
Metropolitan Transportation Authority New York Subseries E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.40	11-15-2050	15,000,000	15,000,000	0.51
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	20,342,514	0.69
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	35,834,971	1.22
New York NY Municipal Water Finance Authority (Water & Sewer Revenue) µ	0.37-5.75	6-15-2026 to 6-15-2044	28,055,000	31,169,353	1.05
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	12,815,749	0.43
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	38,150,818	1.29
New York NY Transitional Finance Authority (Tax Revenue) µ	0.64-5.75	11-1-2022 to 1-15-2039	24,030,000	25,552,686	0.87
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2007 Series A (Tax Revenue, Dexia Credit Local SPA) ø	0.60	8-1-2022	20,500,000	20,500,000	0.70
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	17,075,000	21,432,369	0.73

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New York (continued)
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.56%	8-1-2031	$24,200,000	$24,200,000	0.82%
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	20,920,000	20,928,368	0.71
Other securities				81,030,600	2.75

				346,957,428	11.77

North Carolina: 0.64%
Other securities				18,968,770	0.64

Ohio: 2.73%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2035	12,000,000	14,202,720	0.48
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	18,000,000	18,512,460	0.63
Other securities				47,627,209	1.62

				80,342,389	2.73

Oklahoma: 0.40%
Other securities				11,711,778	0.40

Oregon: 0.18%
Other securities				5,338,980	0.18

Pennsylvania: 7.66%
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.93	11-1-2039	20,000,000	20,158,200	0.68
Bristol Township PA School District Series 27W Residual Interest Bonds Trust (GO Revenue, Barclays Bank plc LIQ) 144Aø	0.78	6-1-2031	12,790,000	12,790,000	0.44
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue) µ	5.75-7.75	7-1-2027 to 7-1-2032	8,975,000	12,760,990	0.43
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	21,281,634	0.72
Montgomery County PA IDA Exelon Generation Company LLC Project Series A (Industrial Development Revenue) ±	2.55	12-1-2029	15,530,000	15,967,014	0.54
Pennsylvania Public School Building Authority Series DCL-016 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.88	6-1-2023	15,710,000	15,710,000	0.53
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	12,410,000	14,050,478	0.48
Philadelphia PA Series B (GO Revenue, Barclays Bank plc LOC) ø	0.42	8-1-2031	15,000,000	15,000,000	0.51
Other securities				97,984,990	3.33

				225,703,306	7.66

Puerto Rico: 0.39%
Other securities				11,591,053	0.39

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Bond Fund	Summary portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Rhode Island: 0.19%
Other securities				$5,655,482	0.19%

South Carolina: 0.63%
Other securities				18,584,308	0.63

South Dakota: 0.26%
Other securities				7,686,117	0.26

Tennessee: 0.49%
Other securities				14,530,000	0.49

Texas: 7.66%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.54%	11-1-2040	$25,000,000	25,000,000	0.85
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.88	9-15-2017	8,405,000	8,374,490	0.28
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±	1.88	12-15-2026	28,780,000	26,458,030	0.90
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	15,916,125	0.54
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2028	7,280,000	9,129,047	0.31
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.65	4-1-2026	20,650,000	20,650,000	0.70
Other securities				120,137,379	4.08

				225,665,071	7.66

Utah: 0.52%
Other securities				15,324,560	0.52

Vermont: 1.38%
Vermont Student Assistance Corporation Series B Class A2 (Education Revenue) ±	3.68	12-3-2035	16,800,000	17,451,000	0.59
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.46	6-2-2042	23,782,086	23,353,533	0.79

				40,804,533	1.38

Virgin Islands: 0.32%
Other securities				9,455,481	0.32

Virginia: 0.22%
Other securities				6,498,874	0.22

Washington: 0.26%
Other securities				7,671,676	0.26

West Virginia: 0.43%
Other securities				12,570,836	0.43

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Wisconsin: 0.56%
Other securities				$16,619,853	0.56%

Wyoming: 0.79%
Sweetwater County WY PCR Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.52%	1-1-2017	$21,000,000	21,000,000	0.71
Other securities				2,429,981	0.08

				23,429,981	0.79

Total Municipal Obligations (Cost $2,679,389,675)				2,893,326,178	98.14

	Yield		Shares
Short-Term Investments: 0.19%

Investment Companies: 0.08%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.30		2,204,064	2,204,064	0.08

			Principal
U.S. Treasury Securities: 0.11%
U.S. Treasury Bill (z)#	0.26	9-15-2016	$3,325,000	3,323,480	0.11

Total Short-Term Investments (Cost $5,527,197)				5,527,544	0.19

Total investments in securities (Cost $2,700,284,722) *				2,913,513,805	98.83%
Other assets and liabilities, net				34,457,016	1.17

Total net assets				$2,947,970,821	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,701,438,187 and unrealized gains (losses) consists of:

Gross unrealized gains	$221,205,311
Gross unrealized losses	(9,129,693)

Net unrealized gains	$212,075,618

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Bond Fund	Statement of assets and liabilities—June 30, 2016

Assets
Investments
In unaffiliated securities, at value (cost $2,698,080,658)	$2,911,309,741
In affiliated securities, at value (cost $2,204,064)	2,204,064

Total investments, at value (cost $2,700,284,722)	2,913,513,805
Cash	783,750
Receivable for investments sold	31,592,483
Receivable for Fund shares sold	5,218,165
Receivable for interest	24,469,801
Receivable for daily variation margin on open futures contracts	148,859
Prepaid expenses and other assets	250,185

Total assets	2,975,977,048

Liabilities
Dividends payable	1,008,811
Payable for investments purchased	12,744,237
Payable for floating-rate notes issued	5,025,000
Payable for Fund shares redeemed	7,459,260
Interest and fee expense payable	15,912
Management fee payable	785,882
Distribution fees payable	113,386
Administration fees payable	307,847
Accrued expenses and other liabilities	545,892

Total liabilities	28,006,227

Total net assets	$2,947,970,821

NET ASSETS CONSIST OF
Paid-in capital	$2,730,019,358
Overdistributed net investment income	(270,939)
Accumulated net realized gains on investments	6,808,151
Net unrealized gains on investments	211,414,251

Total net assets	$2,947,970,821

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,529,883,568
Shares outstanding – Class A1	143,020,541
Net asset value per share – Class A	$10.70
Maximum offering price per share – Class A2	$11.20
Net assets – Class B	$457,865
Shares outstanding – Class B1	42,777
Net asset value per share – Class B	$10.70
Net assets – Class C	$186,036,106
Shares outstanding – Class C1	17,395,562
Net asset value per share – Class C	$10.69
Net assets – Administrator Class	$270,304,289
Shares outstanding – Administrator Class[1]	25,258,262
Net asset value per share – Administrator Class	$10.70
Net assets – Institutional Class	$961,288,993
Shares outstanding – Institutional Class[1]	89,872,485
Net asset value per share – Institutional Class	$10.70

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations —year ended June 30, 2016	Wells Fargo Municipal Bond Fund	17

Investment income
Interest	$112,091,383
Dividends	645,148
Income from affiliated securities	32,870

Total investment income	112,769,401

Expenses
Management fee	10,895,512
Administration fees
Class A	2,650,509
Class B	1,706
Class C	274,588
Administrator Class	279,526
Institutional Class	597,984
Investor Class	295,966 [1]
Shareholder servicing fees
Class A	4,141,421
Class B	2,666
Class C	429,044
Administrator Class	689,207 [1]
Investor Class	388,782
Distribution fees
Class B	7,996
Class C	1,287,131
Custody and accounting fees	160,842
Professional fees	72,197
Registration fees	134,077
Shareholder report expenses	129,467
Trustees’ fees and expenses	6,479
Interest and fee expense	42,771
Other fees and expenses	32,025

Total expenses	22,519,896
Less: Fee waivers and/or expense reimbursements	(1,135,612)

Net expenses	21,384,284

Net investment income	91,385,117

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	27,481,533
Futures transactions	(1,695,499)

Net realized gains on investments	25,786,034

Net change in unrealized gains (losses) on:
Unaffiliated securities	119,086,904
Futures transactions	(1,814,832)

Net change in unrealized gains (losses) on investments	117,272,072

Net realized and unrealized gains (losses) on investments	143,058,106

Net increase in net assets resulting from operations	$234,443,223

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Bond Fund	Statement of changes in net assets

	Year ended June 30, 2016			Year ended June 30, 2015

Operations
Net investment income			$91,385,117		$86,557,165
Net realized gains on investments			25,786,034		29,866,649
Net change in unrealized gains (losses) on investments			117,272,072		(32,280,612)

Net increase in net assets resulting from operations			234,443,223		84,143,202

Distributions to shareholders from
Net investment income
Class A			(49,506,305)		(44,193,043)
Class B			(24,157)		(52,448)
Class C			(3,837,158)		(3,216,672)
Administrator Class			(8,790,709)		(11,782,289)
Institutional Class			(24,426,383)		(13,405,172)
Investor Class			(4,799,469)[1]		(13,894,674)
Net realized gains
Class A			(9,166,267)		(13,650,951)
Class B			(5,119)		(23,225)
Class C			(776,529)		(1,383,944)
Administrator Class			(1,141,943)		(3,527,595)
Institutional Class			(3,376,986)		(3,771,405)
Investor Class			0 [1]		(4,402,074)

Total distributions to shareholders			(105,851,025)		(113,303,492)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	64,653,820		669,764,488	23,973,044	250,012,763
Class B	27		279	117	1,222
Class C	3,347,238		35,008,106	3,143,375	32,806,096
Administrator Class	10,079,801		104,821,922	20,246,598	211,455,411
Institutional Class	55,658,632		579,421,682	41,693,219	434,469,984
Investor Class	1,789,189	[1]	18,389,280 [1]	11,800,968	123,113,464

			1,407,405,757		1,051,858,940

Reinvestment of distributions
Class A	5,096,119		53,145,243	5,027,417	52,416,400
Class B	2,442		25,421	5,886	61,452
Class C	375,341		3,915,284	372,563	3,884,533
Administrator Class	922,285		9,615,221	1,393,587	14,546,594
Institutional Class	1,934,077		20,220,148	1,139,701	11,881,442
Investor Class	339,015	[1]	3,486,525 [1]	1,628,050	16,974,411

			90,407,842		99,764,832

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Municipal Bond Fund	19

	Year ended June 30, 2016		Year ended June 30, 2015

	Shares		Shares

Capital share transactions (continued)
Payment for shares redeemed
Class A	(83,965,428)	(877,180,351)	(32,551,574)	(338,551,266)
Class B	(122,606)	(1,277,115)	(196,214)	(2,047,558)
Class C	(2,393,610)	(24,976,011)	(2,440,156)	(25,378,976)
Administrator Class	(23,257,159)	(239,883,451)	(19,225,008)	(200,313,517)
Institutional Class	(18,804,492)	(196,444,238)	(16,438,142)	(171,254,683)
Investor Class	(50,409,942)[1]	(520,861,783)[1]	(17,852,131)	(185,133,597)

		(1,860,622,949)		(922,679,597)

Net increase (decrease) in net assets resulting from capital share transactions		(362,809,350)		228,944,175

Total increase (decrease) in net assets		(234,217,152)		199,783,885

Net assets
Beginning of period		3,182,187,973		2,982,404,088

End of period		$2,947,970,821		$3,182,187,973

Overdistributed net investment income		$(270,939)		$(271,875)

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.25	$10.33	$10.00	$10.24	$9.54
Net investment income	0.31	0.28	0.33	0.27	0.37
Net realized and unrealized gains (losses) on investments	0.50	0.01	0.40	(0.08)	0.70

Total from investment operations	0.81	0.29	0.73	0.19	1.07
Distributions to shareholders from
Net investment income	(0.31)	(0.28)	(0.33)	(0.27)	(0.37)
Net realized gains	(0.05)	(0.09)	(0.07)	(0.16)	(0.00)[1]

Total distributions to shareholders	(0.36)	(0.37)	(0.40)	(0.43)	(0.37)
Net asset value, end of period	$10.70	$10.25	$10.33	$10.00	$10.24
Total return[2]	8.04%	2.81%	7.60%	1.70%	11.45%
Ratios to average net assets (annualized)
Gross expenses	0.79%[3]	0.80%[3]	0.80%[3]	0.80%[3]	0.81%[3]
Net expenses	0.75%[3]	0.75%[3]	0.76%[3]	0.75%[3]	0.75%[3]
Net investment income	2.99%	2.71%	3.36%	2.56%	3.72%
Supplemental data
Portfolio turnover rate	16%	27%	37%	54%	63%
Net assets, end of period (000s omitted)	$1,529,884	$1,612,212	$1,661,362	$1,807,790	$1,759,128

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Bond Fund	21

(For a share outstanding throughout each period)

	Year ended June 30
CLASS B	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.26	$10.34	$10.00	$10.24	$9.54
Net investment income	0.24 [1]	0.20 [1]	0.26 [1]	0.19	0.29
Net realized and unrealized gains (losses) on investments	0.48	0.02	0.41	(0.08)	0.71

Total from investment operations	0.72	0.22	0.67	0.11	1.00
Distributions to shareholders from
Net investment income	(0.23)	(0.21)	(0.26)	(0.19)	(0.30)
Net realized gains	(0.05)	(0.09)	(0.07)	(0.16)	(0.00)[2]

Total distributions to shareholders	(0.28)	(0.30)	(0.33)	(0.35)	(0.30)
Net asset value, end of period	$10.70	$10.26	$10.34	$10.00	$10.24
Total return[3]	7.13%	2.05%	6.90%	0.94%	10.62%
Ratios to average net assets (annualized)
Gross expenses	1.54%[4]	1.54%[4]	1.55%[4]	1.54%[4]	1.56%[4]
Net expenses	1.50%[4]	1.50%[4]	1.51%[4]	1.50%[4]	1.50%[4]
Net investment income	2.26%	1.94%	2.66%	1.83%	3.05%
Supplemental data
Portfolio turnover rate	16%	27%	37%	54%	63%
Net assets, end of period (000s omitted)	$458	$1,671	$3,650	$7,604	$14,723

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges.

[4]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.25	$10.33	$10.00	$10.23	$9.53
Net investment income	0.23	0.20	0.26	0.19	0.30
Net realized and unrealized gains (losses) on investments	0.49	0.01	0.40	(0.07)	0.70

Total from investment operations	0.72	0.21	0.66	0.12	1.00
Distributions to shareholders from
Net investment income	(0.23)	(0.20)	(0.26)	(0.19)	(0.30)
Net realized gains	(0.05)	(0.09)	(0.07)	(0.16)	(0.00)[1]

Total distributions to shareholders	(0.28)	(0.29)	(0.33)	(0.35)	(0.30)
Net asset value, end of period	$10.69	$10.25	$10.33	$10.00	$10.23
Total return[2]	7.14%	2.05%	6.80%	1.04%	10.63%
Ratios to average net assets (annualized)
Gross expenses	1.54%[3]	1.55%[3]	1.55%[3]	1.55%[3]	1.56%[3]
Net expenses	1.50%[3]	1.50%[3]	1.51%[3]	1.50%[3]	1.50%[3]
Net investment income	2.24%	1.97%	2.60%	1.82%	2.95%
Supplemental data
Portfolio turnover rate	16%	27%	37%	54%	63%
Net assets, end of period (000s omitted)	$186,036	$164,703	$154,863	$168,658	$168,883

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Bond Fund	23

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.26	$10.34	$10.01	$10.24	$9.54
Net investment income	0.33	0.30	0.35	0.28	0.39
Net realized and unrealized gains (losses) on investments	0.49	0.01	0.40	(0.07)	0.69

Total from investment operations	0.82	0.31	0.75	0.21	1.08
Distributions to shareholders from
Net investment income	(0.33)	(0.30)	(0.35)	(0.28)	(0.38)
Net realized gains	(0.05)	(0.09)	(0.07)	(0.16)	(0.00)[1]

Total distributions to shareholders	(0.38)	(0.39)	(0.42)	(0.44)	(0.38)
Net asset value, end of period	$10.70	$10.26	$10.34	$10.01	$10.24
Total return	8.10%	2.97%	7.75%	1.96%	11.62%
Ratios to average net assets (annualized)
Gross expenses	0.73%[2]	0.73%[2]	0.74%[2]	0.74%[2]	0.74%[2]
Net expenses	0.60%[2]	0.60%[2]	0.61%[2]	0.60%[2]	0.60%[2]
Net investment income	3.15%	2.86%	3.49%	2.72%	3.74%
Supplemental data
Portfolio turnover rate	16%	27%	37%	54%	63%
Net assets, end of period (000s omitted)	$270,304	$384,884	$362,896	$451,005	$227,942

[1]	Amount is less than $0.005.

[2]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.25	$10.33	$10.00	$10.24	$9.54
Net investment income	0.34	0.31	0.36	0.30	0.40
Net realized and unrealized gains (losses) on investments	0.50	0.01	0.40	(0.08)	0.70

Total from investment operations	0.84	0.32	0.76	0.22	1.10
Distributions to shareholders from
Net investment income	(0.34)	(0.31)	(0.36)	(0.30)	(0.40)
Net realized gains	(0.05)	(0.09)	(0.07)	(0.16)	(0.00)[1]

Total distributions to shareholders	(0.39)	(0.40)	(0.43)	(0.46)	(0.40)
Net asset value, end of period	$10.70	$10.25	$10.33	$10.00	$10.24
Total return	8.35%	3.11%	7.90%	2.00%	11.76%
Ratios to average net assets (annualized)
Gross expenses	0.46%[2]	0.47%[2]	0.47%[2]	0.47%[2]	0.47%[2]
Net expenses	0.46%[2]	0.47%[2]	0.47%[2]	0.47%[2]	0.47%[2]
Net investment income	3.27%	3.02%	3.58%	2.85%	4.15%
Supplemental data
Portfolio turnover rate	16%	27%	37%	54%	63%
Net assets, end of period (000s omitted)	$961,289	$523,736	$255,112	$143,062	$151,285

[1]	Amount is less than $0.005.

[2]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2016	0.00%
Year ended June 30, 2015	0.00%
Year ended June 30, 2014	0.01%
Year ended June 30, 2013	0.00%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Municipal Bond Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The

26	Wells Fargo Municipal Bond Fund	Notes to financial statements

primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Inverse floating-rate obligations

The Fund may participate in inverse floating-rate obligation (“Inverse Floater”) structures whereby a fixed-rate bond (“Fixed-Rate Bond”) purchased by the Fund is transferred to a tender option bond trust (“TOB Trust”). The TOB Trust issues floating-rate notes (“Floating-Rate Notes”) to third-parties, which are collateralized by the Fixed-Rate Bond, and the Fund buys a residual interest in the TOB Trust’s assets and cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the Fixed-Rate Bond held by the TOB Trust transferred back to the Fund, thereby collapsing the TOB Trust. The Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and by recording the Floating-Rate Notes as a liability in the Statement of Assets and Liabilities. The Fund also records the interest paid on Floating-Rate Notes as interest expense. The Floating-Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes for redemption at par at each reset date. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At June 30, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net realized gains on investments
$(50,229)	$50,229

Notes to financial statements	Wells Fargo Municipal Bond Fund	27

As of June 30, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2017	2018	2019
$5,924,646	$5,924,646	$130,027

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$14,660,083	$0	$14,660,083

Municipal obligations	0	2,893,326,178	0	2,893,326,178

Short-term investments
Investment companies	2,204,064	0	0	2,204,064
U.S. Treasury securities	3,323,480	0	0	3,323,480
	5,527,544	2,907,986,261	0	2,913,513,805
Futures contracts	0	148,859	0	148,859
Total assets	$5,527,544	$2,908,135,120	$0	$2,913,662,664

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

28	Wells Fargo Municipal Bond Fund	Notes to financial statements

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.75% for Class A shares, 1.50% for Class B shares, 1.50% for Class C shares, 0.60% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended June 30, 2016, Funds Distributor received $61,000 from the sale of Class A shares and $266 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

Notes to financial statements	Wells Fargo Municipal Bond Fund	29

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $420,264,951 and $1,071,548,125, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the year ended June 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At June 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2016	Unrealized gains (losses)
9-21-2016	JPMorgan	200 Short	U.S. Treasury Bonds	$34,468,750	$(1,832,441)
9-30-2016	JPMorgan	600 Short	5-Year U.S. Treasury Notes	73,298,438	17,609

The Fund had an average notional amount of $279,000 in long futures contracts and $69,364,673 in short futures contracts during the year ended June 30, 2016.

On June 30, 2016, the cumulative unrealized losses on futures contracts in the amount of $1,814,832 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$148,859	$0	$0	$148,859

7. BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the

30	Wells Fargo Municipal Bond Fund	Notes to financial statements

unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

During the year ended June 30, 2016, the Fund participated in Inverse Floaters which are accounted for as a secured borrowing. At June 30, 2016, the value of Floating-Rate Notes outstanding and the related collateral were $5,025,000 and $11,373,484, respectively. During the year ended June 30, 2016, the Fund held Floating-Rate Notes that had an average daily balance outstanding of $5,025,000 and incurred interest and fee expense in the amount of $42,771.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30,
	2016	2015
Ordinary income	$2,352,986	$883,048
Tax-exempt income	89,031,195	85,661,250
Long-term capital gain	14,466,844	26,759,194

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Undistributed long-term gain	Capital loss carryforward
$906,459	$212,075,618	$18,063,743	$(11,979,319)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Municipal Bond Fund	31

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Municipal Bond Fund (formerly known as Wells Fargo Advantage Municipal Bond Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Municipal Bond Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

32	Wells Fargo Municipal Bond Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $14,466,844 was designated as a 20% rate gain distribution for the fiscal year ended June 30, 2016.

For the fiscal year ended June 30, 2016, $1,816,740 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Municipal Bond Fund	33

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

34	Wells Fargo Municipal Bond Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Municipal Bond Fund	35

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

36	Wells Fargo Municipal Bond Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays Municipal Bond Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Municipal Bond Fund	37

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

38	Wells Fargo Municipal Bond Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244406 08-16 A253/AR253 6-16

Annual Report

June 30, 2016

Wells Fargo
North Carolina Tax-Free Fund

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The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo North Carolina Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo North Carolina Tax-Free Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016. The

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo North Carolina Tax-Free Fund	3

state of Illinois approved a six-month stopgap budget, a temporary but meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo North Carolina Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (ENCMX)	1-11-1993	0.67	4.05	3.62	5.43	5.01	4.10	0.94	0.85
Class C (ENCCX)	3-27-2002	3.65	4.23	3.33	4.65	4.23	3.33	1.69	1.60
Institutional Class (ENCYX)	2-28-1994	–	–	–	5.76	5.34	4.40	0.61	0.54
Barclays Municipal Bond Index[4]	–	–	–	–	7.65	5.33	5.13	–	–
Barclays North Carolina Municipal Bond Index[5]	–	–	–	–	6.09	4.51	4.87	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to North Carolina municipal securities risk, high-yield securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo North Carolina Tax-Free Fund	5

Growth of $10,000 investment as of June 30, 2016[6]

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen North Carolina Municipal Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Barclays North Carolina Municipal Bond Index is the North Carolina component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays Municipal Bond Index and the Barclays North Carolina Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo North Carolina Tax-Free Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed both of its benchmarks, the Barclays Municipal Bond Index and the Barclays North Carolina Municipal Bond Index, for the 12-month period that ended June 30, 2016.

■	We focused on defensively structured bonds in credits that we believed would outperform if interest rates rose. A short duration detracted from performance as yields fell and the market rallied. Yield-curve positioning also detracted from performance because it was underweight the long end of the yield curve, which was the best-performing part.

■	Investors reached for income in an ultralow-yield environment, which resulted in a strong technical rally in credit. The Fund’s overweight to BBB-rated and A-rated bonds was the largest contributor to performance for the period. Sector allocation and security selection contributed to performance.

The period was marked by the long-term bonds outperforming.

The period began with the federal funds target rate expected to increase by late 2015, which made shorter maturities between one and five years less attractive due to a potential backup in municipal rates. The U.S. Federal Reserve (Fed) tightened in December 2015 but signaled that the pace of further increases would be gradual. While the Fed was likely to take its time raising rates, U.S. inflation started to trend higher, unemployment dropped below 5% and economic growth was expected to remain at or above 2%. Municipal yields declined with longer-dated maturities outperforming by a significant margin. Less new-issue supply and strong demand (as evidenced by positive inflows to municipal bond funds) helped support the market. As investors reached for yield, credit spreads fell to near their lowest historical levels and the long end rallied to an all-time low of 2% on June 27, 2016.

Credit quality as of as of June 30, 2016[7]

The Fund’s credit positioning contributed to performance.

The Fund’s overweight to bonds A-rated and below was beneficial as lower-rated bonds outperformed higher-quality bonds. As credit spreads contracted, we moved up in credit quality because we believed higher-rated bonds represented better relative value compared with lower-rated bonds. Many state-specific funds have exposure to Puerto Rico debt due to its triple tax exemption; however, we hold no Puerto Rico debt in the Fund. While the credit performed well over the past year, significant challenges remain and additional defaults are highly likely. The Fund was overweight essential-service revenue bonds, which outperformed, and underweight general obligation (GO) bonds, which underperformed. We saw more relative value in revenue bonds with predictable revenue streams that offered higher income than we did in GO bonds.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo North Carolina Tax-Free Fund	7

Effective maturity distribution as of June 30, 2016[8]

The Fund was positioned in a defensive manner, which was a detractor to performance.

We kept the Fund’s duration short throughout the period, which detracted from results as yields declined. Yield-curve positioning was suboptimal. The Fund was concentrated in the 10-year to 20-year part of the curve because we felt it offered the best risk-adjusted returns. While this part of the curve performed well, it was not enough to offset our underweight to the long end of the yield curve, which was the best-performing part of the curve.

North Carolina continues to improve in credit quality.

The state of North Carolina is rated Aaa/AAA/AAA (stable) by Moody’s, Standard & Poor’s, and Fitch Ratings, respectively, based on conservative fiscal practices, moderate debt levels, and a well-funded pension system. The governor serves as the budget director, which allows for quick response when needed to balance operations. The state’s debt burden is a low 1.7% of personal income at $656 per capita with 80% of principal retired in 10 years. The state’s savings reserve account (rainy day fund) improved to 5% of operating expenses in 2016. Sales tax revenue is forecast to increase 6.1% in fiscal-year 2017, with income tax budgeted to increase 1.3%. We expect the state’s economy to continue to recover and expand while maintaining moderate debt levels.

Rates may be lower for longer, making credit allocation and issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. However, if the U.S. economy does weaken materially, this could be the catalyst for us to increase our duration exposure and reduce our credit exposure. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo North Carolina Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,029.43	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Class C
Actual	$1,000.00	$1,025.59	$8.06	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$8.02	1.60%
Institutional Class
Actual	$1,000.00	$1,031.01	$2.73	0.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$2.72	0.54%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo North Carolina Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.74%

California: 1.12%
University of California Limited Project Series G (Education Revenue)	5.00%	5-15-2037	$1,000,000	$1,181,330

Guam: 4.51%
Guam Government Business Privilege Tax Series A (Tax Revenue)	5.00	1-1-2031	1,000,000	1,142,140
Guam Government Hotel Occupancy Series A (Tax Revenue)	6.00	11-1-2026	2,000,000	2,408,600
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2023	1,000,000	1,220,170

				4,770,910

Illinois: 0.93%
Chicago IL Board of Education Refunding Bond Series A (GO Revenue)	4.39	3-1-2032	1,000,000	980,410

Indiana: 1.16%
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,000,000	1,225,450

New York: 1.68%
New York Dormitory Authority Personal Income Tax Series B (Tax Revenue)	5.00	3-15-2042	1,500,000	1,781,100

North Carolina: 80.71%
Cape Fear NC Public Utility Authority (Water & Sewer Revenue)	5.00	8-1-2035	3,000,000	3,270,930
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2029	250,000	320,065
Carolina Beach NC Enterprise System (Water & Sewer Revenue)	5.00	6-1-2031	245,000	311,081
Charlotte Mecklenburg NC Hospital (Health Revenue, JPMorgan Chase & Company SPA) ±	0.44	1-15-2037	2,500,000	2,500,000
Charlotte NC Airport Series A (Airport Revenue)	5.50	7-1-2034	2,500,000	2,884,475
Charlotte NC Airport Series D (Airport Revenue, Bank of America NA LOC) ø	0.46	7-1-2034	1,000,000	1,000,000
Charlotte NC AMT Series B (Airport Revenue)	5.00	7-1-2020	1,480,000	1,704,161
Charlotte NC AMT Series B (Airport Revenue)	5.50	7-1-2024	810,000	933,371
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	12-1-2026	1,160,000	1,388,242
Charlotte NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2030	1,000,000	1,235,130
Charlotte NC Certificate of Participation Series E (Miscellaneous Revenue)	5.00	6-1-2023	3,650,000	4,090,446
Charlotte NC Douglas Airport Series A (Airport Revenue)	5.00	7-1-2025	1,645,000	1,908,151
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	1-15-2027	1,885,000	2,058,665
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2025	1,000,000	1,208,310
Cumberland County NC Limited Obligation Series B (Miscellaneous Revenue)	5.00	11-1-2026	1,000,000	1,204,370
Fayetteville NC Public Works Commission Series B (Utilities Revenue)	5.00	3-1-2023	600,000	667,662
Jacksonville NC Enterprise System (Water & Sewer Revenue)	5.25	5-1-2028	500,000	673,425
Johnston County NC Memorial Hospital Authority (Health Revenue, AGM/FHA Insured)	5.25	10-1-2036	1,960,000	2,117,035
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	3-1-2022	1,035,000	1,151,137
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2026	1,000,000	1,191,900
New Hanover County NC New Hanover Regional Medical Center (Health Revenue)	5.00	10-1-2028	3,000,000	3,501,960
New Hanover County NC New Hanover Regional Medical Center (Health Revenue, AGM Insured)	5.13	10-1-2031	1,800,000	2,008,782
North Carolina Capital Improvement Limited Series A (Miscellaneous Revenue)	5.00	5-1-2026	3,000,000	3,237,600
North Carolina Department of Transportation (Transportation Revenue)	5.00	6-30-2028	1,275,000	1,486,854
North Carolina Facilities Finance Agency (Housing Revenue, AGC Insured)	5.00	6-1-2027	1,000,000	1,206,820
North Carolina HFA Series 25-A (Housing Revenue)	4.65	7-1-2021	1,735,000	1,738,886
North Carolina HFA Series B (Housing Revenue)	4.25	1-1-2028	2,860,000	2,960,643
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	6-1-2029	2,000,000	2,300,360

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo North Carolina Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

North Carolina (continued)
North Carolina Medical Care Commission Cleveland County Health Care System (Health Revenue)	5.00%	1-1-2018	$500,000	$533,020
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10-1-2031	2,000,000	2,013,980
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10-1-2036	1,500,000	1,509,810
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2026	385,000	446,065
North Carolina Medical Care Commission Southeastern Regional Medical Center (Health Revenue)	5.00	6-1-2032	500,000	566,315
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	7-1-2033	1,000,000	1,040,140
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.25	12-1-2033	1,500,000	1,700,340
North Carolina Medical Care Commission Wake Forest Baptist Medical Center (Health Revenue)	5.00	12-1-2022	1,950,000	2,375,061
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	1-1-2021	2,720,000	3,111,789
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Prerefunded Series A (Utilities Revenue)	5.00	1-1-2030	1,105,000	1,222,384
North Carolina Municipal Power Agency #1 Catawba Nuclear Power Project Unrefunded Series A (Utilities Revenue)	5.00	1-1-2030	445,000	488,770
North Carolina Port Authority Series B (Airport Revenue)	5.00	2-1-2025	3,540,000	3,944,480
North Carolina Raleigh-Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11-1-2028	1,500,000	1,717,920
Onslow County NC Water and Sewer Authority (Water & Sewer Revenue)	5.00	12-1-2027	495,000	642,956
Onslow County NC Water and Sewer Authority (Water & Sewer Revenue)	5.00	12-1-2028	505,000	654,233
Orange County NC Public Facilities Company Limited Obligation (Miscellaneous Revenue)	5.00	10-1-2026	1,000,000	1,201,480
Pitt County NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	4-1-2027	875,000	1,111,758
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	2-1-2028	600,000	774,966
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	2-1-2029	900,000	1,157,850
Raleigh NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	10-1-2033	1,000,000	1,241,760
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2033	2,000,000	2,432,060
University of North Carolina at Greensboro (Education Revenue)	5.00	4-1-2039	1,620,000	1,944,194
Wilmington NC Certificate of Participation Series A (Miscellaneous Revenue)	5.00	6-1-2029	2,580,000	2,795,198
Wilmington NC Limited Obligation Series A (Miscellaneous Revenue)	5.00	6-1-2030	400,000	512,868

				85,399,858

Tennessee: 3.41%
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2026	1,020,000	1,287,209
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2021	2,000,000	2,320,660

				3,607,869

Virgin Islands: 2.97%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	2,890,000	3,139,841

Washington: 1.17%
Tumwater Office Properties Washington Office Buildings (Miscellaneous Revenue)	5.00	7-1-2026	1,000,000	1,243,000

Wisconsin: 1.08%
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,000,000	1,139,400

Total Municipal Obligations (Cost $94,972,588)				104,469,168

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo North Carolina Tax-Free Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 0.14%

Investment Companies: 0.14%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)	0.30%	143,783	$143,783

Total Short-Term Investments (Cost $143,783)			143,783

Total investments in securities (Cost $95,116,371) *	98.88%	104,612,951
Other assets and liabilities, net	1.12	1,190,262

Total net assets	100.00%	$105,803,213

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $95,116,370 and unrealized gains (losses) consists of:

Gross unrealized gains	$9,516,171
Gross unrealized losses	(19,590)

Net unrealized gains	$9,496,581

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo North Carolina Tax-Free Fund	Statement of assets and liabilities —June 30, 2016

Assets
Investments
In unaffiliated securities, at value (cost $94,972,588)	$104,469,168
In affiliated securities, at value (cost $143,783)	143,783

Total investments, at value (cost $95,116,371)	104,612,951
Receivable for investments sold	110,000
Receivable for Fund shares sold	39,986
Receivable for interest	1,294,084
Prepaid expenses and other assets	24,830

Total assets	106,081,851

Liabilities
Dividends payable	130,038
Payable for Fund shares redeemed	75,693
Management fee payable	26,166
Distribution fee payable	3,742
Administration fees payable	9,588
Accrued expenses and other liabilities	33,411

Total liabilities	278,638

Total net assets	$105,803,213

NET ASSETS CONSIST OF
Paid-in capital	$106,655,671
Overdistributed net investment income	(59,574)
Accumulated net realized losses on investments	(10,289,464)
Net unrealized gains on investments	9,496,580

Total net assets	$105,803,213

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$36,889,820
Shares outstanding – Class A1	3,481,001
Net asset value per share – Class A	$10.60
Maximum offering price per share – Class A2	$11.10
Net assets – Class C	$6,120,669
Shares outstanding – Class C1	577,526
Net asset value per share – Class C	$10.60
Net assets – Institutional Class	$62,792,724
Shares outstanding – Institutional Class[1]	5,925,228
Net asset value per share – Institutional Class	$10.60

[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended June 30, 2016	Wells Fargo North Carolina Tax-Free Fund	13

Investment income
Interest	$3,866,238
Income from affiliated securities	1,573

Total investment income	3,867,811

Expenses
Management fee	401,302
Administration fees
Class A	56,494
Class C	7,817
Institutional Class	48,105
Shareholder servicing fees
Class A	88,273
Class C	12,214
Distribution fee
Class C	36,641
Custody and accounting fees	10,375
Professional fees	47,156
Registration fees	49,972
Shareholder report expenses	9,005
Trustees’ fees and expenses	22,770
Other fees and expenses	8,465

Total expenses	798,589
Less: Fee waivers and/or expense reimbursements	(95,585)

Net expenses	703,004

Net investment income	3,164,807

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(55,699)
Net change in unrealized gains (losses) on investments	2,346,419

Net realized and unrealized gains (losses) on investments	2,290,720

Net increase in net assets resulting from operations	$5,455,527

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo North Carolina Tax-Free Fund	Statement of changes in net assets

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$3,164,807		$3,380,153
Net realized gains (losses) on investments		(55,699)		901,303
Net change in unrealized gains (losses) on investments		2,346,419		(448,372)

Net increase in net assets resulting from operations		5,455,527		3,833,084

Distributions to shareholders from
Net investment income
Class A		(1,060,689)		(1,066,500)
Class C		(109,808)		(102,579)
Institutional Class		(1,994,310)		(2,211,074)

Total distributions to shareholders		(3,164,807)		(3,380,153)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	424,558	4,432,275	66,427	692,635
Class C	186,322	1,956,171	53,420	558,887
Institutional Class	1,135,937	11,925,410	976,885	10,167,225

		18,313,856		11,418,747

Reinvestment of distributions
Class A	94,806	992,485	92,637	968,218
Class C	9,754	102,165	8,722	91,170
Institutional Class	39,018	408,587	35,923	375,472

		1,503,237		1,434,860

Payment for shares redeemed
Class A	(317,128)	(3,313,134)	(468,709)	(4,906,152)
Class C	(46,145)	(483,983)	(76,563)	(796,737)
Institutional Class	(1,122,422)	(11,750,628)	(2,156,709)	(22,473,470)

		(15,547,745)		(28,176,359)

Net increase (decrease) in net assets resulting from capital share transactions		4,269,348		(15,322,752)

Total increase (decrease) in net assets		6,560,068		(14,869,821)

Net assets
Beginning of period		99,243,145		114,112,966

End of period		$105,803,213		$99,243,145

Overdistributed net investment income		$(59,574)		$(59,574)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo North Carolina Tax-Free Fund	15

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.36	$10.33	$10.08	$10.34	$9.71
Net investment income	0.31	0.32	0.33	0.32	0.34
Net realized and unrealized gains (losses) on investments	0.24	0.03	0.25	(0.26)	0.63

Total from investment operations	0.55	0.35	0.58	0.06	0.97
Distributions to shareholders from
Net investment income	(0.31)	(0.32)	(0.33)	(0.32)	(0.34)
Net asset value, end of period	$10.60	$10.36	$10.33	$10.08	$10.34
Total return[1]	5.43%	3.35%	5.92%	0.51%	10.09%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.94%	0.94%	0.91%	0.90%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.00%	3.01%	3.32%	3.06%	3.34%
Supplemental data
Portfolio turnover rate	7%	12%	15%	15%	48%
Net assets, end of period (000s omitted)	$36,890	$33,969	$37,067	$41,879	$44,082

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo North Carolina Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.36	$10.33	$10.08	$10.34	$9.71
Net investment income	0.24	0.24	0.26	0.24	0.26
Net realized and unrealized gains (losses) on investments	0.24	0.03	0.25	(0.26)	0.63

Total from investment operations	0.48	0.27	0.51	(0.02)	0.89
Distributions to shareholders from
Net investment income	(0.24)	(0.24)	(0.26)	(0.24)	(0.26)
Net asset value, end of period	$10.60	$10.36	$10.33	$10.08	$10.34
Total return[1]	4.65%	2.58%	5.13%	(0.24)%	9.27%
Ratios to average net assets (annualized)
Gross expenses	1.71%	1.69%	1.69%	1.66%	1.65%
Net expenses	1.60%	1.60%	1.60%	1.60%	1.60%
Net investment income	2.25%	2.26%	2.56%	2.31%	2.59%
Supplemental data
Portfolio turnover rate	7%	12%	15%	15%	48%
Net assets, end of period (000s omitted)	$6,121	$4,431	$4,566	$5,164	$5,523

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo North Carolina Tax-Free Fund	17

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.36	$10.33	$10.08	$10.34	$9.71
Net investment income	0.35	0.35	0.36	0.35	0.37
Net realized and unrealized gains (losses) on investments	0.24	0.03	0.26	(0.26)	0.63

Total from investment operations	0.59	0.38	0.62	0.09	1.00
Distributions to shareholders from
Net investment income	(0.35)	(0.35)	(0.37)	(0.35)	(0.37)
Net asset value, end of period	$10.60	$10.36	$10.33	$10.08	$10.34
Total return	5.76%	3.67%	6.25%	0.82%	10.43%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.61%	0.61%	0.58%	0.57%
Net expenses	0.54%	0.54%	0.54%	0.54%	0.54%
Net investment income	3.32%	3.32%	3.61%	3.37%	3.65%
Supplemental data
Portfolio turnover rate	7%	12%	15%	15%	48%
Net assets, end of period (000s omitted)	$62,793	$60,844	$72,479	$77,926	$90,439

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo North Carolina Tax-Free Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo North Carolina Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements	Wells Fargo North Carolina Tax-Free Fund	19

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

		No expiration
2017	2018	Long-term
$6,610,328	$3,623,438	$21,451

As of June 30, 2016, the Fund had current year deferred post-October capital losses consisting of $34,248 in long-term losses which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

20	Wells Fargo North Carolina Tax-Free Fund	Notes to financial statements

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$104,469,168	$0	$104,469,168

Short-term investments
Investment companies	143,783	0	0	143,783
Total assets	$143,783	$104,469,168	$0	$104,612,951

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.85% for Class A shares, 1.60% for Class C shares, and 0.54% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

Notes to financial statements	Wells Fargo North Carolina Tax-Free Fund	21

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2016, Funds Distributor received $3,365 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $11,242,248 and $6,639,692, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30
	2016	2015
Tax-exempt income	$3,164,807	$3,345,284

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Post-October capital losses deferred	Capital loss carryforward
$84,678	$9,496,581	$(34,248)	$(10,255,217)

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22	Wells Fargo North Carolina Tax-Free Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo North Carolina Tax-Free Fund (formerly known as Wells Fargo Advantage North Carolina Tax-Free Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo North Carolina Tax-Free Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

Other information (unaudited)	Wells Fargo North Carolina Tax-Free Fund	23

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo North Carolina Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo North Carolina Tax-Free Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

26	Wells Fargo North Carolina Tax-Free Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo North Carolina Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

Other information (unaudited)	Wells Fargo North Carolina Tax-Free Fund	27

The Board noted that the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was in range of its benchmark, the Barclays Municipal Bond Index, for all periods under review except the one, five and ten-year periods.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

28	Wells Fargo North Carolina Tax-Free Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo North Carolina Tax-Free Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244407 08-16 A254/AR254 6-16

Annual Report

June 30, 2016

Wells Fargo
Pennsylvania Tax-Free Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Pennsylvania Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Pennsylvania Tax-Free Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016. The state of Illinois approved a six-month stopgap budget, a temporary but

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	3

meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Pennsylvania Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Pennsylvania individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Bruce R. Johns

Robert J. Miller

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKVAX)	12-27-1990	1.85	4.84	4.45	6.62	5.82	4.93	0.90	0.74
Class B (EKVBX)*	2-1-1993	0.83	4.71	4.38	5.83	5.04	4.38	1.65	1.49
Class C (EKVCX)	2-1-1993	4.83	5.04	4.14	5.83	5.04	4.14	1.65	1.49
Institutional Class (EKVYX)	11-24-1997	–	–	–	6.88	6.08	5.19	0.57	0.49
Barclays Municipal Bond Index[4]	–	–	–	–	7.65	5.33	5.13	–	–
Barclays Pennsylvania Municipal Bond Index[5]	–	–	–	–	8.03	5.61	5.33	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distribution and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to Pennsylvania municipal securities risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	5

Growth of $10,000 investment as of June 30, 2016[6]

[1]	Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Pennsylvania Municipal Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Barclays Pennsylvania Municipal Bond Index is the Pennsylvania component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays Municipal Bond Index and the Barclays Pennsylvania Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[7]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[8]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Pennsylvania Tax-Free Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed both of its benchmarks, the Barclays Municipal Bond Index and the Barclays Pennsylvania Municipal Bond Index, for the 12-month period that ended June 30, 2016.

■	The Fund was positioned to help protect against higher interest rates. The Fund also maintained a defensive credit positioning, moving up in credit quality as credit spreads contracted. We kept the Fund’s duration short compared with both its benchmarks, which detracted from performance as yields fell and the market rallied. Yield-curve positioning also detracted from performance because the Fund was underweight the longest part of the yield curve, which was the best-performing part.

■	Investors reached for income in an ultralow-yield environment, which resulted in a strong rally in higher-yielding bonds. The Fund’s overweight to BBB-rated and A-rated bonds as well as a modest allocation to high yield were the largest contributors to performance.

The period was marked by the long-term bonds outperforming.

At the beginning of the period, the U.S. Federal Reserve (Fed) was expected to begin raising its federal funds target rate by late 2015, which made shorter-term maturities less attractive due to a potential backup in rates. The Fed tightened in December 2015 but signaled that the pace of further increases would be gradual. While the Fed was likely to take its time raising rates, U.S. inflation started to trend higher, unemployment remained below 5%, and economic growth was expected to remain at or above 2%. Municipal yields declined with longer-dated maturities outperforming by a significant margin.

Effective maturity distribution as of June 30, 2016[7]

Credit quality as of June 30, 2016[8]

The Fund was positioned in a defensive manner, which detracted from performance.

We kept the Fund’s duration short relative to the benchmark, which detracted from performance as the market rallied. Yield-curve positioning proved to be suboptimal. The Fund was concentrated in the 6- to 17-year part of the curve because we felt it offered the best risk-adjusted returns. While this part of the curve performed well, it was not enough to offset an underweight to the best-performing long end of the yield curve.

The Fund’s credit positioning contributed to performance.

The Fund was overweight A-rated and BBB-rated bonds, which contributed to results. As credit spreads contracted, we moved up in quality because we believed higher-rated bonds represented better relative value than lower-rated bonds. Many state-specific funds have exposure to Puerto Rico debt due to its triple tax exemption; however, we hold no Puerto Rico debt in the Fund. While the credit performed well over the last year, significant challenges remain and additional defaults are highly likely.

Sector allocation also benefited results. The Fund was overweight essential-service revenue bonds, which outperformed, and underweight general obligation (GO) bonds, which underperformed. We saw more relative value in revenue bonds with predictable revenue streams that offered higher income than we did in GO bonds.

While the Fund remained underweight state and local GOs, we selectively added some local GOs that represented relative-value opportunities.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	7

Pennsylvania remained challenged by political gridlock.

The commonwealth of Pennsylvania is rated Aa3/AA-/ AA- by Moody’s, Standard & Poor’s, and Fitch Ratings, respectively. With 12.8 million people, Pennsylvania is the sixth-largest state by population. Its economy is supported by the relative stability of the health care and higher education sectors, primarily in the cities of Philadelphia and Pittsburgh, which account for 40% of state population. Revenue growth was a modest 2.5% in 2016 with a moderate debt structure at 2.3% of personal income and $1,116 per capita. Political negotiations were contentious in 2016, and a budget was not approved until nine months into the fiscal year. The magnitude of structural budget challenges is not insurmountable, in our view; however, political gridlock calls into question lawmakers’ ability to resolve structural imbalances and continues to be a credit risk and the reason for our negative outlook.

Rates may be lower for longer, making credit allocation and issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. However, if the U.S. economy does weaken materially, this could be the catalyst for us to increase our duration exposure and reduce our credit exposure. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo Pennsylvania Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,035.85	$3.75	0.74%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.72	0.74%
Class B
Actual	$1,000.00	$1,032.95	$7.53	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47	1.49%
Class C
Actual	$1,000.00	$1,032.03	$7.53	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47	1.49%
Institutional Class
Actual	$1,000.00	$1,037.14	$2.48	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.46	0.49%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo Pennsylvania Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 100.67%

Florida: 0.48%
Jacksonville FL Economic Development AMT Metropolitan Parking Solutions Project (Industrial Development Revenue, ACA Insured)	5.50%	10-1-2030	$1,000,000	$1,002,450

Guam: 1.15%
Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2022	1,000,000	1,188,670
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	1,000,000	1,209,220

				2,397,890

Illinois: 0.47%
Chicago IL Board of Education Refunding Bond Series A (GO Revenue)	4.39	3-1-2032	1,000,000	980,410

Pennsylvania: 96.52%
Allegheny County PA Higher Education Building Authority Refunding Bond Duquesne University of The Holy Spirit Series A (Education Revenue)	5.00	3-1-2029	1,135,000	1,401,044
Allegheny County PA Hospital Development Authority Health Center Series B (Health Revenue, National Insured)	6.00	7-1-2027	1,800,000	2,517,696
Allegheny County PA Port Authority Refunding Bond (Tax Revenue)	5.75	3-1-2029	3,000,000	3,590,340
Allegheny County PA Series C-65 (GO Revenue)	5.50	5-1-2024	4,675,000	5,555,303
Blair County PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	10-1-2026	955,000	1,193,970
Bucks County PA IDA Lane Charter School Project Series A (Education Revenue) 144A	4.88	3-15-2027	1,700,000	1,718,751
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2024	310,000	394,484
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2025	425,000	551,064
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2026	500,000	661,815
Bucks County PA Refunding Bond (GO Revenue)	5.00	5-1-2027	525,000	686,112
Capital Region Water Pennsylvania Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	7-15-2024	750,000	929,715
Capital Region Water Pennsylvania Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	7-15-2029	525,000	656,717
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2029	800,000	991,864
Centre County PA Hospital Authority Mount Nittany Medical Center Series A (Health Revenue)	5.00	11-15-2030	675,000	833,659
Cheltenham Township PA School District Series A (GO Revenue)	5.00	2-15-2032	1,055,000	1,298,346
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	250,000	257,653
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,370,000	2,493,311
Chester County PA IDA Collegium Charter School Project Series A (Education Revenue)	5.00	10-15-2022	1,695,000	1,812,667
Chester County PA IDA Renaissance Academy Charter School (Education Revenue)	3.75	10-1-2024	1,000,000	1,064,220
Chester County PA IDA University Student Housing LLC Project Series A (Housing Revenue)	5.00	8-1-2030	555,000	623,110
Commonwealth Financing Authority Pennsylvania Series B-1 (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2025	1,500,000	1,866,045
Commonwealth of Pennsylvania Financing Authority Series B (Water & Sewer Revenue)	5.00	6-1-2026	1,000,000	1,194,830
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2028	2,090,000	2,503,925
Cumberland County PA Municipal Authority Diakon Lutheran Ministries Project (Health Revenue)	5.00	1-1-2036	5,000,000	5,109,500
Cumberland County PA Municipal Authority Dickinson College Project Series HH1 (Education Revenue)	5.00	11-1-2039	1,200,000	1,332,828

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Cumberland County PA Municipal Authority Refunding Bond Dickson College Project (Education Revenue)	5.00%	5-1-2028	$1,170,000	$1,486,368
Dauphin County PA Authority Pinnacle Health System Project Series A (Health Revenue)	5.00	6-1-2035	1,000,000	1,218,410
Delaware County PA Authority Neumann University Refunding Bond (Miscellaneous Revenue)	5.00	10-1-2031	1,500,000	1,744,710
Delaware County PA IDA Chester Community Charter School Series A (Education Revenue)	5.00	8-15-2020	1,795,000	1,831,062
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	1,000,000	1,206,310
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	4,390,000	5,689,791
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	2,000,000	2,095,480
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2028	450,000	548,991
East Hempfield Township PA IDA Refunding Bond Willow Valley Communities Project (Health Revenue)	5.00	12-1-2029	375,000	456,401
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	180,000	220,219
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	200,000	243,562
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	150,000	182,199
Easton PA Area Joint Sewer Authority (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2029	200,000	242,148
General Authority of South Central Pennsylvania Association of Independent Colleges & Universities (Education Revenue)	6.00	11-1-2031	2,500,000	2,975,675
Lehigh County PA General Purpose Authority Water & Sewer CAB Allentown Project (Water & Sewer Revenue) ¤	0.00	12-1-2030	2,000,000	1,311,120
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	3,000,000	3,577,080
McKeesport PA Municipal Authority (Water & Sewer Revenue, AGM Insured)	5.50	12-15-2027	2,405,000	2,888,140
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2027	840,000	953,350
Monroe County PA Hospital Authority Pocono Medical Center Series A (Health Revenue)	5.00	1-1-2032	880,000	987,642
Montgomery County PA Higher Education & Health Authority Abington Memorial Hospital Project (Health Revenue)	5.00	6-1-2031	2,000,000	2,316,400
Montgomery County PA Higher Education & Health Authority Refunding Bond Arcadia University (Education Revenue)	5.00	4-1-2030	1,500,000	1,750,425
Montgomery County PA IDA ACTS Retirement-Life Communities Incorporated Obligated Group (Housing Revenue) %%	5.00	11-15-2036	4,200,000	5,047,140
Montgomery County PA IDA Adult Communities Total Services Retirement Community Series B (Health Revenue)	5.00	11-15-2022	6,000,000	6,078,120
Montgomery County PA IDA Jefferson Health System Series A (Health Revenue)	5.00	10-1-2027	1,000,000	1,162,080
Montgomery County PA IDA New Regional Medical Center Project (Health Revenue, FHA Insured)	5.00	8-1-2020	980,000	1,142,543
Moon Area PA School District Series A (GO Revenue)	5.00	11-15-2029	1,445,000	1,763,406
Norristown Area PA School District (GO Revenue)	5.00	9-1-2029	1,250,000	1,571,650
Northampton County PA St. Luke’s Hospital of Bethlehem Series A (Health Revenue)	5.00	8-15-2033	1,500,000	1,732,725
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2019	320,000	348,045

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Pennsylvania Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Palmer Township PA Refunding Bond (GO Revenue)	4.00%	5-15-2020	$635,000	$705,891
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2021	250,000	282,963
Palmer Township PA Refunding Bond (GO Revenue)	4.00	5-15-2025	225,000	264,285
Pennsylvania 1st Series (GO Revenue, AGM Insured)	5.00	9-15-2025	3,000,000	3,812,550
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2022	1,200,000	1,029,276
Pennsylvania Financing Authority Pennsylvania Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2023	3,790,000	3,173,215
Pennsylvania HEFAR La Salle University Series A (Education Revenue)	5.25	5-1-2027	5,250,000	5,472,548
Pennsylvania HEFAR Shippensburg University Project (Education Revenue)	5.00	10-1-2020	1,460,000	1,586,042
Pennsylvania HEFAR Shippensburg University Project (Education Revenue) ##	6.00	10-1-2031	3,000,000	3,367,530
Pennsylvania HEFAR Temple University First Series (Education Revenue)	5.00	4-1-2032	1,000,000	1,181,900
Pennsylvania Housing Finance Agency SFMR Series 108-B (Housing Revenue)	4.50	10-1-2024	1,825,000	1,962,569
Pennsylvania Housing Finance Agency SFMR Series 112 (Housing Revenue)	5.00	4-1-2028	1,760,000	1,881,810
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,257,420
Pennsylvania Turnpike Commission (Transportation Revenue)	5.00	6-1-2039	3,000,000	3,591,090
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00	12-1-2040	1,500,000	1,698,285
Pennsylvania Turnpike Commission Series A (Miscellaneous Revenue, AGM Insured)	5.25	7-15-2021	2,000,000	2,388,120
Pennsylvania Turnpike Commission Series A-1 (Transportation Revenue)	5.00	12-1-2046	2,000,000	2,409,500
Pennsylvania Turnpike Commission Series C (Transportation Revenue, AGC Insured)	6.25	6-1-2038	3,500,000	3,874,535
Philadelphia PA Airport Refunding Bond AMT Series A (Airport Revenue)	5.00	6-15-2030	1,500,000	1,810,725
Philadelphia PA Hospital & HEFAR Refunding Bond Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,000,000	1,041,370
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	1,000,000	1,196,710
Philadelphia PA IDA Architecture & Design Charter School Project (Education Revenue)	5.25	3-15-2023	750,000	816,600
Philadelphia PA IDA Charter School Project Series A (Education Revenue)	5.30	9-15-2027	5,150,000	5,280,141
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.13	11-15-2020	1,220,000	1,298,958
Philadelphia PA IDA Global Leadership Academy Project (Education Revenue)	5.75	11-15-2030	1,000,000	1,085,000
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	705,000	750,550
Philadelphia PA IDA Refunding Bond Cultural & Commercial Corridors Program Series A (Miscellaneous Revenue)	5.00	12-1-2028	2,500,000	3,057,425
Philadelphia PA IDA Tacony Academy Charter School Project (Education Revenue)	6.88	6-15-2033	1,000,000	1,151,310
Philadelphia PA IDA Temple University 1st Series 2015 (Education Revenue)	5.00	4-1-2033	2,500,000	3,054,475
Philadelphia PA IDA Temple University 1st Series 2016 (Education Revenue)	5.00	4-1-2029	1,000,000	1,241,580
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	7.50	5-1-2031	1,285,000	1,409,247
Philadelphia PA School District Refunding Bond Series A (GO Revenue, AGM/FGIC Insured)	5.00	6-1-2024	1,425,000	1,690,919
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	3,000,000	3,209,250
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	1,395,000	1,570,993
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2033	1,500,000	1,825,620
Pittsburgh & Allegheny Counties PA Sports & Exhibition Authority (Tax Revenue, AGM Insured)	5.00	2-1-2031	3,000,000	3,424,320
Pittsburgh PA (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	9-1-2030	500,000	621,035
Reading PA School District Notes Series A (GO Revenue, AGM Insured)	5.00	2-1-2033	1,500,000	1,772,865
Reading PA School District Refunding Bond (GO Revenue)	3.13	4-1-2024	1,000,000	1,007,300
Southeastern Pennsylvania Transportation Authority (Miscellaneous Revenue)	5.00	6-1-2028	4,000,000	4,654,440
State Public School Building Authority Pennsylvania Chester Upland School Project Series C (Miscellaneous Revenue, AGM Insured)	5.00	9-15-2026	875,000	1,025,640

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Pennsylvania Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
State Public School Building Authority Pennsylvania Northampton County Area Community College Project (Education Revenue)	5.50%	3-1-2031	$5,000,000	$5,869,400
State Public School Building Authority Pennsylvania Northampton County Area Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,610,000	1,877,244
State Public School Building Authority Philadelphia Community College Project Series A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	6-15-2027	1,500,000	1,832,730
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	0.79	11-1-2028	1,500,000	1,497,675
Wilkes-Barre PA Finance Authority University of Scranton (Education Revenue)	5.00	11-1-2020	1,005,000	1,159,864
Wilkes-Barre PA Finance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	1,550,000	1,595,338
Wilkes-Barre PA FInance Authority Wilkes University Project (Education Revenue)	5.00	3-1-2027	1,050,000	1,074,486
York County PA Series B (GO Revenue)	5.00	6-1-2033	4,000,000	4,971,080
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2019	895,000	965,338
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2020	970,000	1,069,105
York PA City School District Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2021	1,000,000	1,121,650

				200,980,073

Virgin Islands: 2.05%
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A	4.00	9-1-2017	600,000	619,608
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A	5.00	9-1-2018	750,000	809,828
Virgin Islands PFA Grant Anticipation Federal Highway Grant (Miscellaneous Revenue) 144A	5.00	9-1-2019	500,000	555,710
Virgin Islands PFA Matching Fund Loan Note Senior Lien (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2029	2,000,000	2,276,681

				4,261,827

Total Municipal Obligations (Cost $194,055,880)				209,622,650

	Yield		Shares
Short-Term Investments: 0.82%

Investment Companies: 0.82%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.30		1,714,696	1,714,696

Total Short-Term Investments (Cost $1,714,696)				1,714,696

Total investments in securities (Cost $195,770,576) *	101.49%	211,337,346
Other assets and liabilities, net	(1.49)	(3,109,961)

Total net assets	100.00%	$208,227,385

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Pennsylvania Tax-Free Fund	13

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

%%	The security is issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is $195,825,003 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,588,685
Gross unrealized losses	(76,342)

Net unrealized gains	$15,512,343

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Pennsylvania Tax-Free Fund	Statement of assets and liabilities—June 30, 2016

Assets
Investments
In unaffiliated securities, at value (cost $194,055,880)	$209,622,650
In affiliated securities, at value (cost $1,714,696)	1,714,696

Total investments, at value (cost $195,770,576)	211,337,346
Receivable for Fund shares sold	300,868
Receivable for interest	2,132,552
Prepaid expenses and other assets	30,937

Total assets	213,801,703

Liabilities
Dividends payable	291,947
Payable for investments purchased	5,047,140
Payable for Fund shares redeemed	103,206
Management fee payable	50,126
Distribution fees payable	12,011
Administration fees payable	18,309
Accrued expenses and other liabilities	51,579

Total liabilities	5,574,318

Total net assets	$208,227,385

NET ASSETS CONSIST OF
Paid-in capital	$198,836,747
Overdistributed net investment income	(245,938)
Accumulated net realized losses on investments	(5,930,194)
Net unrealized gains on investments	15,566,770

Total net assets	$208,227,385

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$55,352,413
Shares outstanding – Class A1	4,562,454
Net asset value per share – Class A	$12.13
Maximum offering price per share – Class A2	$12.70
Net assets – Class B	$538,409
Shares outstanding – Class B1	44,543
Net asset value per share – Class B	$12.09
Net assets – Class C	$19,492,830
Shares outstanding – Class C1	1,609,662
Net asset value per share – Class C	$12.11
Net assets – Institutional Class	$132,843,733
Shares outstanding – Institutional Class[1]	10,949,753
Net asset value per share – Institutional Class	$12.13

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended June 30, 2016	Wells Fargo Pennsylvania Tax-Free Fund	15

Investment income
Interest	$7,396,729
Income from affiliated securities	4,073

Total investment income	7,400,802

Expenses
Management fee	746,918
Administration fees
Class A	81,008
Class B	942
Class C	24,073
Institutional Class	96,372
Shareholder servicing fees
Class A	126,575
Class B	1,473
Class C	37,614
Distribution fees
Class B	4,418
Class C	112,840
Custody and accounting fees	14,012
Professional fees	46,266
Registration fees	66,419
Shareholder report expenses	13,611
Trustees’ fees and expenses	23,984
Other fees and expenses	4,487

Total expenses	1,401,012
Less: Fee waivers and/or expense reimbursements	(203,120)

Net expenses	1,197,892

Net investment income	6,202,910

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments	317,819
Net change in unrealized gains (losses) on investments	5,818,175

Net realized and unrealized gains (losses) on investments	6,135,994

Net increase in net assets resulting from operations	$12,338,904

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Pennsylvania Tax-Free Fund	Statement of changes in net assets

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$6,202,910		$6,375,933
Net realized gains on investments		317,819		966,812
Net change in unrealized gains (losses) on investments		5,818,175		627,422

Net increase in net assets resulting from operations		12,338,904		7,970,167

Distributions to shareholders from
Net investment income
Class A		(1,633,459)		(1,606,030)
Class B		(14,671)		(20,931)
Class C		(370,055)		(339,975)
Institutional Class		(4,184,725)		(4,344,447)

Total distributions to shareholders		(6,202,910)		(6,311,383)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	907,836	10,807,655	605,396	7,163,115
Class B	504	5,931	94	1,089
Class C	578,544	6,894,873	299,119	3,526,413
Institutional Class	3,425,123	40,716,691	1,203,338	14,230,622

		58,425,150		24,921,239

Reinvestment of distributions
Class A	126,426	1,505,841	120,989	1,431,526
Class B	1,211	14,352	1,704	20,089
Class C	28,590	340,015	25,787	304,625
Institutional Class	79,004	940,589	81,893	968,892

		2,800,797		2,725,132

Payment for shares redeemed
Class A	(499,387)	(5,949,813)	(519,400)	(6,135,536)
Class B	(11,946)	(141,573)	(21,585)	(254,079)
Class C	(111,231)	(1,317,623)	(173,825)	(2,051,259)
Institutional Class	(1,641,421)	(19,520,308)	(2,438,641)	(28,902,651)

		(26,929,317)		(37,343,525)

Net increase (decrease) in net assets resulting from capital share transactions		34,296,630		(9,697,154)

Total increase (decrease) in net assets		40,432,624		(8,038,370)

Net assets
Beginning of period		167,794,761		175,833,131

End of period		$208,227,385		$167,794,761

Overdistributed net investment income		$(245,938)		$(245,938)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Pennsylvania Tax-Free Fund	17

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.75	$11.65	$11.36	$11.65	$10.93
Net investment income	0.38	0.42	0.43	0.42	0.44
Net realized and unrealized gains (losses) on investments	0.38	0.09	0.29	(0.29)	0.72

Total from investment operations	0.76	0.51	0.72	0.13	1.16
Distributions to shareholders from
Net investment income	(0.38)	(0.41)	(0.43)	(0.42)	(0.44)
Net asset value, end of period	$12.13	$11.75	$11.65	$11.36	$11.65
Total return[1]	6.62%	4.44%	6.45%	1.02%	10.81%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.90%	0.91%[2]	0.88%[2]	0.88%[2]
Net expenses	0.74%	0.74%	0.74%[2]	0.75%[2]	0.74%[2]
Net investment income	3.23%	3.54%	3.75%	3.55%	3.90%
Supplemental data
Portfolio turnover rate	13%	15%	15%	14%	21%
Net assets, end of period (000s omitted)	$55,352	$47,323	$44,500	$43,167	$45,178

[1]	Total return calculations do not include any sales charges.

[2]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS B	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.71	$11.60	$11.32	$11.61	$10.89
Net investment income	0.30 [1]	0.33 [1]	0.34 [1]	0.33 [1]	0.36 [1]
Net realized and unrealized gains (losses) on investments	0.37	0.10	0.28	(0.29)	0.72

Total from investment operations	0.67	0.43	0.62	0.04	1.08
Distributions to shareholders from
Net investment income	(0.29)	(0.32)	(0.34)	(0.33)	(0.36)
Net asset value, end of period	$12.09	$11.71	$11.60	$11.32	$11.61
Total return[2]	5.83%	3.75%	5.58%	0.26%	10.01%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.65%	1.66%[3]	1.63%[3]	1.62%[3]
Net expenses	1.49%	1.49%	1.49%[3]	1.50%[3]	1.49%[3]
Net investment income	2.49%	2.78%	3.00%	2.80%	3.15%
Supplemental data
Portfolio turnover rate	13%	15%	15%	14%	21%
Net assets, end of period (000s omitted)	$538	$641	$865	$1,377	$2,264

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Pennsylvania Tax-Free Fund	19

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.73	$11.63	$11.34	$11.63	$10.91
Net investment income	0.29 [1]	0.33	0.34	0.33	0.36
Net realized and unrealized gains (losses) on investments	0.38	0.09	0.29	(0.29)	0.72

Total from investment operations	0.67	0.42	0.63	0.04	1.08
Distributions to shareholders from
Net investment income	(0.29)	(0.32)	(0.34)	(0.33)	(0.36)
Net asset value, end of period	$12.11	$11.73	$11.63	$11.34	$11.63
Total return[2]	5.83%	3.66%	5.67%	0.27%	9.99%
Ratios to average net assets (annualized)
Gross expenses	1.65%	1.65%	1.66%[3]	1.63%[3]	1.63%[3]
Net expenses	1.49%	1.49%	1.49%[3]	1.50%[3]	1.49%[3]
Net investment income	2.46%	2.78%	3.00%	2.79%	3.15%
Supplemental data
Portfolio turnover rate	13%	15%	15%	14%	21%
Net assets, end of period (000s omitted)	$19,493	$13,062	$11,192	$9,798	$9,815

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

[3]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Pennsylvania Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$11.75	$11.65	$11.36	$11.65	$10.93
Net investment income	0.41 [1]	0.44	0.45	0.45 [1]	0.47
Net realized and unrealized gains (losses) on investments	0.38	0.10	0.29	(0.29)	0.72

Total from investment operations	0.79	0.54	0.74	0.16	1.19
Distributions to shareholders from
Net investment income	(0.41)	(0.44)	(0.45)	(0.45)	(0.47)
Net asset value, end of period	$12.13	$11.75	$11.65	$11.36	$11.65
Total return	6.88%	4.70%	6.72%	1.28%	11.08%
Ratios to average net assets (annualized)
Gross expenses	0.57%	0.57%	0.58%[2]	0.55%[2]	0.55%[2]
Net expenses	0.49%	0.49%	0.49%[2]	0.50%[2]	0.49%[2]
Net investment income	3.47%	3.78%	4.00%	3.79%	4.15%
Supplemental data
Portfolio turnover rate	13%	15%	15%	14%	21%
Net assets, end of period (000s omitted)	$132,844	$106,769	$119,276	$148,684	$171,861

[1]	Calculated based upon average shares outstanding

[2]	Ratios include interest and fee expense relating to inverse floating-rate obligations as follows:

Year ended June 30, 2014	0.00%
Year ended June 30, 2013	0.01%
Year ended June 30, 2012	0.00%

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Pennsylvania Tax-Free Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

22	Wells Fargo Pennsylvania Tax-Free Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryforwards. At June 30, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net realized losses on investments
(4,125,739)	$4,125,739

As of June 30, 2016, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $5,875,768 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Pennsylvania Tax-Free Fund	23

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$209,622,650	$0	$209,622,650

Short-term investments
Investment companies	1,714,696	0	0	1,714,696
Total assets	$1,714,696	$209,622,650	$0	$211,337,346

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.74% for Class A shares, 1.49% for Class B shares, 1.49% for Class C shares, and 0.49% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

24	Wells Fargo Pennsylvania Tax-Free Fund	Notes to financial statements

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended June 30, 2016, Funds Distributor received $18,749 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, and Class C of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $73,067,034 and $24,116,368, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30,
	2016	2015
Ordinary income	$0	$56,319
Tax-exempt income	6,202,910	6,255,064

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Capital loss carryforward
$62,036	$15,512,343	$(5,875,768)

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Pennsylvania Tax-Free Fund	25

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Pennsylvania Tax-Free Fund (formerly known as Wells Fargo Advantage Pennsylvania Tax-Free Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Pennsylvania Tax-Free Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

26	Wells Fargo Pennsylvania Tax-Free Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

28	Wells Fargo Pennsylvania Tax-Free Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	29

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Pennsylvania Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance

30	Wells Fargo Pennsylvania Tax-Free Fund	Other information (unaudited)

Universe. The Board noted that the performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Barclays Municipal Bond Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Pennsylvania Tax-Free Fund	31

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

32	Wells Fargo Pennsylvania Tax-Free Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244408 08-16 A255/AR255 6-16

Annual Report

June 30, 2016

Wells Fargo
Short-Term Municipal Bond Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Short-Term Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Short-Term Municipal Bond Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016. The state of Illinois approved a six-month stopgap budget, a temporary but

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	3

meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Short-Term Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®, CPA

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WSMAX)	7-18-2008	(0.54)	1.02	2.48	1.49	1.43	2.68	0.75	0.63
Class C (WSSCX)	1-31-2003	(0.27)	0.67	1.89	0.73	0.67	1.89	1.50	1.38
Administrator Class (WSTMX)	7-30-2010	–	–	–	1.42	1.41	2.65	0.69	0.60
Institutional Class (WSBIX)	3-31-2008	–	–	–	1.71	1.63	2.86	0.42	0.40
Barclays 1-3 Year Composite Municipal Bond Index[4]	–	–	–	–	1.65	1.24	2.59	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	5

Growth of $10,000 investment as of June 30, 2016[5]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the former Investor Class shares). If these expenses had not been included, returns would be higher. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays 1-3 Year Composite Municipal Bond Index is a blended index weighted 50% in the Barclays 1-Year Municipal Bond Index and 50% in the Barclays 3-Year Municipal Bond Index. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays 1-3 Year Composite Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 2.00%.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Short-Term Municipal Bond Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark, the Barclays 1–3 Year Composite Municipal Bond Index, for the 12-month period that ended June 30, 2016.

■	Security selection within industrial development revenue and health care detracted from performance. On the flip side, exposure to Illinois and New Jersey-related debt added to performance as investors looked for yield.

■	Because we expected interest rates would gradually increase, we kept the Fund’s duration short throughout the year, which detracted from performance. We positioned the Fund along the steeper part of the front end of the yield curve while keeping a large liquidity position to redeploy in a higher-interest-rate environment, and this yield-curve positioning contributed to results.

Effective maturity distribution as of June 30, 2016[6]

Ultralow yields continued throughout the period.

With the U.S. Federal Reserve (Fed) poised to normalize its interest-rate policy, shorter-term maturities appeared less attractive at the beginning of the reporting period due to a potential backup in short-term yields. However, subdued inflation expectations, due in part to low oil prices, combined with a fragile European economy and softening Chinese economy, implied that longer maturities would outperform. We, therefore, extended the Fund’s duration in anticipation of lower yields and also positioned the Fund for a flatter yield curve. The Fund’s yield-curve positioning, which was underweight maturities between one and four years and overweight the five- to seven-year area, helped results. Longer-term maturities outperformed shorter-term maturities by a wide margin because the municipal curve flattened 100 basis points (bps; 100 bps equals 1.00%) between one-and seven-year maturities.

The Fed tightened in December 2015 but signaled that the pace of further increases would be gradual. While the Fed was likely to take its time raising rates, U.S. inflation started to trend higher, unemployment remained below 5%, and economic growth was expected to remain at or above 2%. We reduced duration as the market rallied. The Fund’s short duration hurt results during 2016 because yields continued to decline

Credit quality as of June 30, 2016[7]

Credit-quality allocation helped results.

The Fund’s overweight to A-rated and BBB-rated debt and its out-of-benchmark holdings in high-yield and nonrated debt contributed to results because lower-rated bonds outperformed higher-quality bonds by a wide margin during the period. In addition, its overweight to BBB-rated bonds with relatively short maturities allowed it to maintain a competitive yield without taking on significant duration risk. The Fund’s holdings within the local general obligation, special tax, education, and transportation sectors performed well. On the other hand, issue selection within the health care and industrial development revenue sectors detracted from results, largely because of their shorter duration profile. We have been cautious within the health care sector for quite

some time because we believe credit fundamentals have peaked. Although taxable corporate bond spreads increased dramatically during late 2015 and early 2016 as global fears spooked the market, spreads for corporate-backed municipal debt declined. We sold into this rally, but continued new-money flows into municipal bonds funds caused these spreads to move even tighter. Finally, sector allocation also benefited performance, particularly because the Fund was underweight prerefunded bonds.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	7

Political noise and a lack of a state budget caused volatility within Illinois, but the state’s bonds had some of the highest returns. We have been overweight Illinois bonds for several years because we feel that the above-market income is compensating investors for the credit issues. We continue to believe that the state’s economic backdrop and ability to raise revenues, combined with Illinois Governor Bruce Rauner’s focus on cutting expenses, should ultimately lead to tighter spreads. New Jersey bonds also performed well as spreads tightened; however, issue selection within the state detracted from results, primarily due to our exposure to longer-dated floating-rate notes that repriced to reflect a protracted rate-hike cycle. During the past 12 months, Puerto Rico had several widely anticipated defaults on its debt. The lack of clarity surrounding the federal government’s restructuring legislation for Puerto Rico debt, the lack of financial statements, and a declining economy make it hard to develop an investment opinion for the territory. As a result, we had minimal exposure to Puerto Rico bonds.

Rates may be lower for longer, making credit allocation and issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. However, if the U.S. economy does weaken materially, this could be the catalyst for us to increase our duration exposure and reduce our credit exposure. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo Short-Term Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,007.86	$3.15	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.17	0.63%
Class C
Actual	$1,000.00	$1,004.11	$6.88	1.38%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	$6.92	1.38%
Administrator Class
Actual	$1,000.00	$1,008.01	$3.00	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Class
Actual	$1,000.00	$1,009.01	$2.00	0.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01	0.40%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 97.20%

Alabama: 1.05%
Alabama 21st Century Authority Series A (Tobacco Revenue)	5.00%	6-1-2017	$3,000,000	$3,114,240
Board of Education of Shelby County AL Public School Warrants Series 2016 (Tax Revenue)	4.00	2-1-2020	410,000	451,689
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.88	11-15-2038	14,615,000	14,619,531
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	26,520,000	28,305,592
Jefferson County AL Warrants Series D (Water & Sewer Revenue)	5.00	10-1-2018	1,890,000	2,027,876
Mobile County AL Industrial Development Board PCR Alabama Power Company Barry Plant (Industrial Development Revenue) ±	1.63	7-15-2034	12,500,000	12,658,250

				61,177,178

Alaska: 0.07%
Alaska IDA Snettisham Hydroelectric Project (Utilities Revenue)	5.00	1-1-2021	1,400,000	1,589,686
Alaska International Airport Refunding Bond Series D (Airport Revenue, National Insured)	5.00	10-1-2018	2,235,000	2,261,909

				3,851,595

Arizona: 2.13%
Arizona Board of Regents Certificate of Participation Series A (Education Revenue)	5.00	6-1-2021	3,000,000	3,544,530
Arizona Health Facilities Authority Catholic West Series B (Health Revenue, Barclays Bank LOC) ø	0.42	7-1-2035	22,000,000	22,000,000
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2020	405,000	464,628
Cochise County AZ Community College District of Cochise County Series 2016A (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2021	425,000	498,228
Gilbert AZ Water Reserve Municipal Property Corporation Sub Lien (Water & Sewer Revenue)	4.75	10-1-2032	1,105,000	1,116,978
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	3.00	7-1-2017	3,500,000	3,577,455
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2017	32,500,000	33,867,275
Maricopa County AZ Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2018	6,100,000	6,595,320
Maricopa County AZ PCR Series A (Utilities Revenue) ±	2.40	6-1-2043	9,300,000	9,556,494
Maricopa County AZ PCR Series B (Utilities Revenue)	5.20	6-1-2043	2,500,000	2,798,100
Maricopa County AZ USD Refunding Bond Series 2016 (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	7-1-2019	2,265,000	2,336,597
Navajo Nation Arizona Refunding Bond Series A (Miscellaneous Revenue) 144A	2.90	12-1-2020	14,205,000	14,488,958
Navajo Tribal Arizona Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	13,490,000	13,884,583
Scottsdale AZ IDA Scottsdale Healthcare Series D (Health Revenue)	5.00	9-1-2017	2,000,000	2,081,280
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2016	1,280,000	1,281,152
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2017	1,365,000	1,388,737
Verrado AZ Community Facilities District #1 Refunding Bond Series A (GO Revenue) 144A	4.00	7-15-2018	1,245,000	1,278,179
Yavapai County AZ IDA Waste Management Incorporated Project Series A2 (Resource Recovery Revenue) ±	1.60	3-1-2028	2,500,000	2,519,525

				123,278,019

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California: 5.81%
Alameda County CA Corridor Transportation Authority CAB Series A (Transportation Revenue, Ambac Insured) ¤	0.00%	10-1-2016	$8,845,000	$8,831,202
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series B (Transportation Revenue) ±	1.50	4-1-2047	11,900,000	12,019,952
California (GO Revenue) ±	4.00	12-1-2027	55,200,000	56,931,072
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) ø144A	0.96	6-1-2047	31,160,000	31,160,000
California HFA Home Mortgage Series G (Housing Revenue)	4.95	8-1-2023	9,000,000	9,176,220
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	2.06	12-1-2037	12,000,000	12,225,720
California Infrastructure & Economic Development Bank Series A (Education Revenue) ±	1.41	8-1-2037	25,460,000	25,496,917
California PCFA Solid Waste Disposal Waste Management Project Series A (Resource Recovery Revenue) ±	1.65	7-1-2031	6,000,000	6,004,500
California Refunding Bond Series B (GO Revenue) ±	1.16	5-1-2017	7,000,000	7,010,570
California Refunding Bond Series B (GO Revenue) ±	1.31	5-1-2018	6,000,000	6,034,320
California Series D (GO Revenue) ±	1.03	12-1-2028	27,000,000	27,005,400
California Series E (GO Revenue) ±	1.16	12-1-2029	18,000,000	18,007,200
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.51	7-1-2041	15,050,000	15,050,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.55	7-1-2040	5,625,000	5,625,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.52	7-1-2040	4,300,000	4,300,000
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2017	1,765,000	1,854,009
Chula Vista CA Elementary School Building Projects Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2018	1,985,000	2,166,171
Chula Vista CA Industrial Development Revenue San Diego Gas & Electric Company Series A (Utilities Revenue)	1.65	7-1-2018	5,570,000	5,575,236
Commerce CA RDA CAB Project #1 (Tax Revenue) ¤	0.00	8-1-2021	5,050,000	3,962,533
Compton CA Unified School District CAB Election of 2002 Series D (GO Revenue, Ambac Insured) ¤	0.00	6-1-2017	3,070,000	3,035,708
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2018	5,840,000	6,319,698
Foothill-Eastern CA Transportation Corridor Agency Series B1 (Transportation Revenue) ±	5.00	1-15-2053	24,435,000	25,370,616
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2018	1,000,000	1,078,120
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	5.00	8-1-2019	1,000,000	1,111,020
Oakland CA Unified School District Alameda County Refunding Bond (GO Revenue, National Insured)	5.00	8-1-2016	3,030,000	3,041,575
Palomar CA Pomerado Health CAB Election of 2004 Series A (GO Revenue, National Insured) ¤	0.00	8-1-2019	2,215,000	2,124,473
Palomar CA Pomerado Health Care District Certificate of Participation Series C (Health Revenue, AGM Insured) ±(m)	1.36	11-1-2036	14,225,000	14,225,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.00	12-1-2016	1,730,000	1,754,774
San Ysidro CA School District (GO Revenue, AGM Insured) ¤	0.00	8-1-2047	3,610,000	477,639
South San Francisco CA Unified School District BAN Series D (GO Revenue) ¤	0.00	5-15-2017	20,000,000	19,879,600

				336,854,245

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 0.62%
Aurora CO E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00%	9-1-2018	$2,000,000	$1,938,280
Aurora CO E-470 Public Highway Authority Senior Series CD-2 (Transportation Revenue, National Insured) ±	2.14	9-1-2039	15,325,000	15,357,796
Colorado HCFR Catholic Health Initiatives Series C2 (Health Revenue) ±	1.56	10-1-2039	8,500,000	8,451,975
Colorado HCFR Catholic Health Initiatives Series C4 (Health Revenue) ±	1.56	10-1-2039	3,495,000	3,474,624
Colorado Housing & Finance Authority Traditions Englewood Project (Housing Revenue)	0.90	12-1-2017	7,000,000	7,010,850

				36,233,525

Connecticut: 3.51%
Connecticut Economic Recovery Notes Series A (Miscellaneous Revenue) ±	0.74	1-1-2018	9,810,000	9,781,845
Connecticut HEFA Series 2010A-4 (Education Revenue) ±	1.20	7-1-2049	33,190,000	33,467,137
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	34,000,000	34,087,380
Connecticut HEFAR Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2016	2,380,000	2,380,286
Connecticut HEFAR Hartford Healthcare Series G (Health Revenue) ±	1.26	7-1-2049	10,000,000	9,979,500
Connecticut HEFAR Yale University Issue Series A (Education Revenue) ±	1.38	7-1-2035	12,515,000	12,664,304
Connecticut HEFAR Yale University Issue Series A-1 (Education Revenue) ±%%	1.00	7-1-2042	600,000	601,770
Connecticut Securities Industry and Financial Market Association Index Refunding Bond (Miscellaneous Revenue) ±	1.49	5-15-2019	3,500,000	3,521,945
Connecticut Series A (Miscellaneous Revenue) ±	0.96	3-1-2019	3,200,000	3,189,600
Connecticut Series A (Miscellaneous Revenue) ±	1.04	3-1-2020	8,285,000	8,221,288
Connecticut Series A (Miscellaneous Revenue) ±	1.09	4-15-2017	4,700,000	4,700,940
Connecticut Series A (Miscellaneous Revenue) ±	1.16	5-15-2017	17,000,000	17,041,650
Connecticut Series A (Miscellaneous Revenue) ±	1.31	5-15-2018	17,740,000	17,778,496
Connecticut Series A (Miscellaneous Revenue) ±	1.51	4-15-2019	5,600,000	5,633,264
Connecticut Series A (Miscellaneous Revenue) ±	1.76	3-1-2019	21,500,000	21,500,000
Connecticut Series D (GO Revenue) ±	0.93	9-15-2017	2,100,000	2,101,743
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2017	1,500,000	1,562,070
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2018	1,000,000	1,077,070
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2018	650,000	703,183
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2019	700,000	780,640
Hartford CT Series B (GO Revenue, AGM Insured)	5.00	10-1-2018	1,000,000	1,097,230
Mohegan Tribe of Indians of Connecticut (Miscellaneous Revenue)	2.65	12-15-2017	8,230,000	8,340,200
New Haven CT Series A (GO Revenue, AGM Insured)	3.00	11-1-2019	3,405,000	3,602,081

				203,813,622

Delaware: 0.04%
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	4.00	7-1-2016	1,045,000	1,045,073
Delaware HCFR Nanticoke Memorial Hospital Project (Health Revenue)	5.00	7-1-2017	1,225,000	1,261,052

				2,306,125

District of Columbia: 0.22%
District of Columbia Income Tax Secured Refunding Bond Series E (Tax Revenue) ±	1.14	12-1-2017	13,000,000	12,931,880

Florida: 2.18%
Brevard County FL HCFR Refunding Bond Health First Incorporated Series A (Health Revenue)	5.00	4-1-2018	1,140,000	1,214,795
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,695,000	6,013,180

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Escambia County FL Gulf Power Company Project (Resource Recovery Revenue) ±	1.40%	4-1-2039	$9,500,000	$9,558,520
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2019	675,000	748,460
Florida Mid-Bay Bridge Authority Series C (Transportation Revenue)	5.00	10-1-2020	785,000	889,955
Jacksonville FL Sales Tax Refunding Bond Better Jacksonville (Tax Revenue)	5.00	10-1-2017	2,000,000	2,107,840
Lee County FL IDA Alliance Community Project (Health Revenue)	5.00	11-15-2016	1,000,000	1,014,210
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	3.00	11-15-2016	1,995,000	2,008,466
Miami Beach FL Health Facilities Refunding Bond Mount Sinai Medical Center (Health Revenue)	4.00	11-15-2017	1,750,000	1,809,483
Miami FL Refunding Bond Homeland Defense (GO Revenue, National Insured)	5.00	1-1-2017	5,000,000	5,098,500
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.91	10-13-2023	6,670,000	6,670,000
Miami-Dade County FL Miami International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2021	16,000,000	16,838,560
Miami-Dade County FL School Board Foundation Incorporated (Miscellaneous Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) ø144A	0.78	5-1-2031	15,875,000	15,875,000
Miami-Dade County FL Seaport Department Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC) ±	0.42	10-1-2050	10,000,000	10,000,000
Orange County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	8-1-2016	600,000	602,352
Palm Beach County FL HCFR ACTS Retirement Life Series 2016 (Health Revenue) %%	5.00	11-15-2021	3,265,000	3,846,823
Palm Beach County FL HCFR ACTS Retirement Life Series B (Health Revenue)	5.00	11-15-2020	6,300,000	6,404,769
Palm Beach County FL HCFR Jupiter Medical Center Project Series A (Health Revenue)	4.00	11-1-2018	1,235,000	1,298,985
Sarasota County FL Educational Facilities School Arts & Sciences Project (Education Revenue)	5.20	7-1-2017	170,000	172,870
Space Coast Infrastructure Agency I-95 Brevard County FL Project (Industrial Development Revenue)	4.00	6-15-2017	14,865,000	15,303,518
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2020	2,010,000	2,317,852
St. Johns County FL School Board Refunding Bond Certificate of Participation (Miscellaneous Revenue)	5.00	7-1-2021	1,670,000	1,974,575
Sunshine Florida Governmental Funding Commission Miami-Dade County Project Series A (Miscellaneous Revenue)	5.00	9-1-2016	3,675,000	3,702,893
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	10,000,000	10,091,700
Volusia County FL School Board (Tax Revenue, National Insured)	5.00	10-1-2016	1,000,000	1,005,890

				126,569,196

Georgia: 2.39%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.80	11-1-2038	21,500,000	21,838,195
Bartow County GA Development Authority Georgia Power Company Bowen Project (Utilities Revenue) ±	2.70	8-1-2043	20,000,000	20,716,600
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	17,825,000	18,495,577
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	11,000,000	11,457,050
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	1.34	8-15-2035	23,000,000	22,971,710
Georgia Private Colleges & Universities Authority Mercer University Series B (Education Revenue)	4.00	10-1-2017	3,285,000	3,405,034

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00%	3-15-2017	$8,015,000	$8,215,135
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2018	4,815,000	5,093,355
Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	3-15-2021	2,600,000	2,960,048
Milledgeville & Baldwin County GA Development Authority College & State University (Education Revenue, Ambac Insured) ±	0.92	10-1-2016	1,010,000	1,009,010
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	16,000,000	16,664,800
Savannah GA MFHR Wessels Blackshear Home Project (Housing Revenue) ±	1.15	7-1-2019	5,550,000	5,546,726

				138,373,240

Guam: 0.09%
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	450,000	506,768
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2018	675,000	739,037
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2018	3,560,000	3,838,214

				5,084,019

Illinois: 10.34%
Chicago IL Board of Education Dedicated Series C2 (GO Revenue) ±	1.49	3-1-2032	33,000,000	31,770,750
Chicago IL Board of Education Dedicated Series D (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2018	1,400,000	1,477,588
Chicago IL Board of Education Lease Certificates Refunding Bond Series A (Miscellaneous Revenue, National Insured)	6.00	1-1-2020	11,990,000	12,721,630
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2019	895,000	960,272
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.00	12-1-2020	765,000	775,618
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.15	3-1-2035	24,000,000	22,636,560
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.22	3-1-2036	48,000,000	42,058,560
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2019	5,335,000	5,068,303
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2019	1,105,000	1,151,940
Chicago IL Board of Education Series G (GO Revenue) ±	4.39	3-1-2032	3,500,000	3,442,985
Chicago IL City Colleges of Chicago Capital Improvement Project CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	8,555,000	7,971,977
Chicago IL Modern Schools Across Chicago Program Series A-K (GO Revenue, Ambac Insured)	5.00	12-1-2019	1,000,000	1,017,250
Chicago IL Motor Fuel Refunding Bond (Tax Revenue)	5.00	1-1-2017	1,820,000	1,842,131
Chicago IL Motor Fuel Refunding Bond (Tax Revenue)	5.00	1-1-2018	330,000	341,501
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2019	1,000,000	1,092,120
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.00	1-1-2020	890,000	997,530
Chicago IL O’Hare International Airport Senior Lien Series A (Airport Revenue)	5.00	1-1-2017	2,630,000	2,686,782
Chicago IL Park District Personal Property Replacement Tax (GO Revenue)	5.00	1-1-2019	500,000	543,990
Chicago IL Park District Refunding Bonds Series B (GO Revenue)	5.00	1-1-2019	3,555,000	3,867,769
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	4.00	1-1-2019	1,890,000	2,009,958
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2019	1,060,000	1,153,259
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2020	1,000,000	1,110,680
Chicago IL Park District Refunding Bonds Series D (GO Revenue)	5.00	1-1-2021	1,000,000	1,135,030
Chicago IL Prerefunded Balance Project Series A (GO Revenue, Ambac Insured)	4.00	1-1-2017	720,000	731,794
Chicago IL Project & Refunding Bond Series A (GO Revenue, National Insured)	5.00	1-1-2019	4,465,000	4,662,308
Chicago IL Project & Refunding Bond Series A (GO Revenue, Ambac Insured)	5.00	1-1-2020	1,985,000	2,014,021
Chicago IL Project & Refunding Bond Series C (GO Revenue, National Insured)	4.00	1-1-2017	345,000	347,329

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Project & Refunding Bond Series C (GO Revenue, Ambac Insured)	5.00%	1-1-2021	$10,280,000	$10,409,220
Chicago IL Recovery Zone Facility (Industrial Development Revenue)	6.13	12-1-2018	4,955,000	5,082,244
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2018	1,770,000	1,834,977
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.25	1-1-2020	3,765,000	4,051,178
Chicago IL Refunding Bond Emergency Telephone System (GO Revenue, National Insured)	5.50	1-1-2019	2,600,000	2,767,232
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2019	1,335,000	1,338,404
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2020	10,200,000	10,238,148
Chicago IL Refunding Bond Series A (GO Revenue, AGM Insured)	5.00	1-1-2021	1,100,000	1,109,724
Chicago IL Refunding Bond Series B (GO Revenue, Ambac Insured)	5.13	1-1-2022	8,010,000	8,384,307
Chicago IL Second Lien (Water & Sewer Revenue, AGM Insured)	4.25	11-1-2018	1,925,000	2,060,578
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	1-1-2017	1,200,000	1,222,176
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2020	730,000	831,353
Chicago IL Second Lien (Water & Sewer Revenue, National Insured)	5.50	1-1-2019	1,460,000	1,608,613
Chicago IL Series A (GO Revenue)	5.00	1-1-2018	550,000	563,437
Chicago IL Series A (GO Revenue)	5.00	1-1-2019	5,750,000	5,876,903
Chicago IL Series A (GO Revenue)	5.25	1-1-2021	640,000	654,560
Chicago IL Series A (GO Revenue, National Insured)	5.53	1-1-2020	1,290,000	1,307,892
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	4,805,000	4,955,156
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2019	8,090,000	8,161,516
Chicago IL Series B (GO Revenue, AGM Insured)	5.00	1-1-2020	2,860,000	2,885,282
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	3,000,000	3,140,130
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	12,780,000	13,284,043
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	4,750,000	4,958,763
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGC Insured)	5.00	6-1-2018	375,000	401,771
Chicago IL Transit Authority Federal Transit Administration Section 5309 (Transportation Revenue, AGC Insured)	5.25	6-1-2019	1,480,000	1,589,772
Chicago IL Unrefunded Balance Project Series A (GO Revenue, Ambac Insured)	4.00	1-1-2017	455,000	457,867
Cook County IL Community High School District #217 Series 2016 (Miscellaneous Revenue) ±	1.25	12-15-2025	12,800,000	12,798,848
Cook County IL Forest Preserve District Series A (GO Revenue)	5.00	11-15-2018	1,005,000	1,093,460
Cook County IL Refunding Bond Series 2016 A (GO Revenue) %%	5.00	11-15-2020	5,430,000	6,175,268
Cook County IL Series 2009D (GO Revenue)	5.00	11-15-2020	2,220,000	2,461,381
Cook County IL Series A (GO Revenue)	5.00	11-15-2019	2,150,000	2,398,218
Cook County IL Series B (GO Revenue, National Insured)	5.00	11-15-2019	6,020,000	6,290,117
Cook County IL Series C (GO Revenue)	5.00	11-15-2020	21,535,000	23,876,501
Illinois (Miscellaneous Revenue)	3.00	7-1-2018	2,000,000	2,054,580
Illinois (GO Revenue)	4.00	2-1-2019	6,300,000	6,624,324
Illinois (GO Revenue)	4.00	2-1-2020	1,750,000	1,857,135
Illinois (GO Revenue)	5.00	1-1-2017	3,200,000	3,214,336
Illinois (GO Revenue)	5.00	3-1-2018	1,795,000	1,896,041
Illinois (GO Revenue, Ambac Insured)	5.00	11-1-2018	10,650,000	10,735,946
Illinois (GO Revenue)	5.00	2-1-2019	1,500,000	1,614,870
Illinois (GO Revenue)	5.00	2-1-2020	2,520,000	2,761,895
Illinois (GO Revenue)	5.00	2-1-2021	11,635,000	12,808,041
Illinois (Miscellaneous Revenue)	5.00	5-1-2021	2,000,000	2,209,100

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Development Finance Authority St. Vincent De Paul Center Project Series A (Health Revenue) ±	1.88%	11-15-2039	$5,605,000	$5,721,080
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2019	2,265,000	2,477,706
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ±	0.42	11-15-2037	15,000,000	15,000,000
Illinois Finance Authority Provena Health Series A (Health Revenue)	5.75	5-1-2019	3,000,000	3,349,110
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2018	700,000	736,897
Illinois Finance Authority Refunding Bond Lifespace Communities (Health Revenue)	4.00	5-15-2019	1,000,000	1,074,700
Illinois Housing Development Authority (Housing Revenue, GNMA Insured)	5.00	8-1-2028	1,240,000	1,277,956
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National Insured)	5.25	2-1-2020	2,705,000	2,779,252
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2018	1,905,000	2,002,250
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2017	1,725,000	1,760,397
Illinois Refunding Bond (GO Revenue, AGM Insured)	5.00	1-1-2018	7,740,000	8,175,530
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,525,000	1,629,951
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2019	12,570,000	13,505,208
Illinois Refunding Bond (GO Revenue)	5.00	1-1-2020	13,515,000	14,803,115
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,000,000	5,642,200
Illinois Refunding Bond (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	8-1-2020	9,175,000	10,353,437
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,498,850
Illinois Refunding Bond (Tax Revenue)	5.00	1-1-2021	1,510,000	1,660,351
Illinois Refunding Bond Series B (Miscellaneous Revenue)	5.25	1-1-2018	1,430,000	1,508,293
Illinois Series 2004 (GO Revenue)	5.00	9-1-2016	10,000,000	10,033,200
Illinois Series A (GO Revenue)	3.75	9-1-2016	2,000,000	2,009,740
Illinois Series A (Tax Revenue)	4.00	1-1-2020	12,265,000	13,018,071
Illinois Series A (Tax Revenue)	4.00	1-1-2021	2,715,000	2,867,230
Illinois Series A (GO Revenue)	5.00	4-1-2019	5,000,000	5,404,550
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,500,000	2,743,150
Illinois Series A (GO Revenue)	5.00	4-1-2022	3,575,000	3,983,551
Illinois Unemployment Insurance Series A (Tax Revenue)	5.00	12-15-2016	5,200,000	5,308,108
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	12-15-2017	4,700,000	4,797,196
Illinois Unemployment Insurance Series B (Tax Revenue)	5.00	6-15-2018	17,120,000	17,466,338
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,965,000	3,978,085
Kane County IL School District Series B (GO Revenue)	2.00	2-1-2021	880,000	900,451
Kankakee County IL School District #111 Series 2016 (GO Revenue) ±144A	1.50	6-1-2035	10,200,000	10,201,020
Kendall, Kane & Will Counties IL Community Unit School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2020	1,000,000	936,870
Lake County IL Community High School District #117 Antioch CAB Series B (GO Revenue, National Insured) ¤	0.00	12-1-2016	4,975,000	4,955,598
Lake County IL Community Unit School District #60 Waukegan CAB Series A (GO Revenue, AGM Insured) ¤	0.00	12-1-2018	1,715,000	1,645,920
Lake County IL Forest Preservation District Series A (GO Revenue) ±	0.88	12-15-2016	1,085,000	1,084,468
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	1,000,000	900,150
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	6-15-2017	11,210,000	11,072,117
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2017	6,160,000	6,043,083

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Project Series B (Tax Revenue)	5.00%	12-15-2020	$1,000,000	$1,126,750
Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ±	0.65	6-1-2025	13,395,000	13,395,000
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2018	12,000,000	12,349,440
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2019	5,900,000	6,071,808
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2017	1,135,000	1,147,201
Western Illinois University Auxiliary Facilities System (Education Revenue)	4.00	4-1-2020	1,480,000	1,529,269

				599,559,589

Indiana: 4.23%
Evansville City IN MFHR Consolidated RAD Project Series A (Housing Revenue) ±	0.90	6-1-2018	4,600,000	4,603,910
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	79,215,000	80,862,672
Indiana Finance Authority Refunding Bond Series A (Miscellaneous Revenue, National Insured)	4.50	12-1-2021	5,000,000	5,088,750
Indiana Finance Authority Refunding Bond Southern Indiana Gas & Electric Company Series E (Utilities Revenue) ±	1.95	5-1-2037	3,000,000	3,041,130
Indiana HFFA Ascension Health Series A1 (Health Revenue) ±	2.80	11-1-2027	11,285,000	11,868,322
Indiana HFFA Ascension Health Series A7 (Health Revenue) ±	2.00	10-1-2026	9,925,000	10,147,022
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.26	11-15-2031	70,710,000	70,710,707
Indiana HFFA Ascension Health Subordinate Credit Group Series 2015 A-4 (Health Revenue) ±	1.50	10-1-2027	2,705,000	2,725,856
Petersburg IN PCR Refunding Bond Industry Power & Light (Industrial Development Revenue, National Insured)	5.40	8-1-2017	1,000,000	1,049,370
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	4,285,000	4,323,736
Warrick County IN Environment Import Revenue Vectren Energy Delivery of Indiana Incorporated (Utilities Revenue) ±	2.38	9-1-2055	6,550,000	6,737,723
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.14	12-1-2044	45,000,000	43,960,050

				245,119,248

Iowa: 0.09%
Iowa Student Loan Liquidity Corporation Senior Series A1 (Education Revenue)	4.40	12-1-2018	5,220,000	5,442,111

Kansas: 0.20%
Kansas Development Finance Authority Series A (Miscellaneous Revenue)	5.00	5-1-2019	10,305,000	11,490,487
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series B (Tax Revenue) ¤	0.00	6-1-2021	225,000	171,221

				11,661,708

Kentucky: 1.94%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	2.14	2-1-2040	33,495,000	33,514,092
Ashland KY Ashland Hospital Corporation Medical Center Project Series B (Health Revenue)	5.00	2-1-2019	1,500,000	1,613,025
Kentucky EDA Next Generation Kentucky Information Highway Project Series 2015 A (Miscellaneous Revenue)	5.00	7-1-2020	1,000,000	1,123,320
Kentucky EDFA King’s Daughters Medical Center (Health Revenue)	5.00	2-1-2017	1,000,000	1,017,410
Kentucky EDFA Series B1 (Health Revenue) ±	1.21	2-1-2046	10,720,000	10,590,395
Kentucky EDFA Series B2 (Health Revenue) ±	1.21	2-1-2046	11,220,000	11,084,350

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	3.75%	6-1-2026	$1,330,000	$1,446,481
Kentucky Higher Education Student Loan Corporation Series A (Education Revenue)	5.00	6-1-2018	1,200,000	1,278,372
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	1.79	9-1-2042	25,000,000	24,991,000
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	25,000,000	25,954,250

				112,612,695

Louisiana: 2.59%
Desoto Parish LA PCR (Utilities Revenue)	1.60	1-1-2019	15,000,000	15,123,750
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.82	2-1-2046	42,585,000	42,182,146
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Sewer Commission Series B (Tax Revenue) ±	1.02	2-1-2049	35,500,000	35,147,840
Louisiana Local Government Environmental Facilities & Community Development Authority Series 2015 (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,135,000	1,321,231
Louisiana Regional Transit Authority CAB (Tax Revenue, National Insured) ¤	0.00	12-1-2021	5,000,000	3,849,050
New Orleans LA Master Lease Agreement (GO Revenue) (i)	5.25	1-1-2018	6,121,493	6,239,699
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2017	3,135,000	3,201,054
St. Bernard Parish LA Sales & Uses Tax (Tax Revenue)	4.00	3-1-2018	3,245,000	3,403,356
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.65	11-1-2040	34,000,000	34,000,000
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B-1 (Industrial Development Revenue) ø	0.70	11-1-2040	6,000,000	6,000,000

				150,468,126

Maryland: 1.80%
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.66	7-1-2034	16,050,000	16,023,678
Maryland Community Development Administration Department Housing & Community Multifamily Bernard E Mason Apartments Series F (Housing Revenue)	1.17	11-1-2017	18,020,000	18,030,091
Maryland Community Development Administration Department Housing & Community Multifamily Riverwatch Apartments Series J (Housing Revenue)	1.00	4-1-2017	11,750,000	11,750,823
Maryland Health & HEFAR John Hopkins Health System Series A (Health Revenue) ±	0.91	5-15-2046	8,000,000	7,989,600
Maryland Health & HEFAR John Hopkins Health System Series B (Health Revenue) ±	0.89	5-15-2029	9,815,000	9,798,609
Maryland Health & HEFAR John Hopkins Health System Series C (Health Revenue) ±	1.14	5-15-2038	22,100,000	22,090,055
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	1.14	5-15-2038	18,890,000	18,881,500

				104,564,356

Massachusetts: 3.21%
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ±	1.05	8-1-2043	93,750,000	93,750,000
Massachusetts Development Finance Agency Dominion Energy Brayton Recovery Zone Series A (Utilities Revenue)	2.25	12-1-2041	2,665,000	2,672,808
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2016	500,000	500,035
Massachusetts Development Finance Agency Southcoast Health System Obligation Series F (Health Revenue)	3.00	7-1-2017	500,000	510,815
Massachusetts Development Finance Agency Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	5-1-2027	7,000,000	7,042,280

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts (continued)
Massachusetts Educational Financing Authority Education Loan Series I (Education Revenue)	4.00%	1-1-2018	$1,750,000	$1,819,020
Massachusetts Educational Financing Authority Series A (Education Revenue)	3.50	1-1-2019	2,500,000	2,613,575
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2018	1,500,000	1,581,405
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2019	3,000,000	3,246,180
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2020	3,000,000	3,327,720
Massachusetts Educational Financing Authority Series A (Education Revenue)	5.00	1-1-2022	2,955,000	3,379,959
Massachusetts Educational Financing Authority Series K (Education Revenue)	5.00	7-1-2019	2,000,000	2,195,500
Massachusetts Educational Financing Authority Tender Option Bond Trust Receipts Floaters Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) ø144A	0.70	7-1-2033	10,000,000	10,000,000
Massachusetts HEFA Partners Healthcare Series G6 (Health Revenue) ±	1.29	7-1-2038	40,000,000	39,996,400
Massachusetts Series A (GO Revenue) ±	0.93	9-1-2016	4,000,000	4,000,720
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.84	1-1-2018	9,500,000	9,504,180

				186,140,597

Michigan: 4.18%
Birmingham MI City School District (GO Revenue)	5.00	11-1-2018	905,000	994,704
Birmingham MI City School District (GO Revenue)	5.00	11-1-2019	5,970,000	6,795,830
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	250,000	258,980
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,315,000	1,415,203
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	500,000	574,060
Caledonia MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,140,000	1,343,137
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	740,000	760,424
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2018	1,535,000	1,624,061
Chippewa Hills MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	1,595,000	1,732,361
Detroit MI (GO Revenue)	5.00	11-1-2016	855,000	865,739
Detroit MI Sewage Disposal System Series A (Water & Sewer Revenue, AGM Insured)	5.25	7-1-2019	980,000	1,099,491
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2016	4,060,000	4,061,380
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	3,000,000	3,003,210
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	510,000	516,701
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	975,000	1,001,910
Flushing MI Community Schools School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2021	1,135,000	1,284,071
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2018	2,000,000	2,155,340
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2019	1,375,000	1,534,693
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,035,920
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,050,000	1,169,753
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,085,000	1,206,270

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2020	$1,100,000	$1,258,323
Gibraltar MI School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,185,000	1,388,654
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,680,000	3,076,962
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2019	515,000	559,352
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2020	370,000	410,929
Haslett MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	500,000	589,095
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	807,150
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,605,000	1,788,050
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	2,325,000	2,590,166
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	915,000	1,019,356
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,385,000	1,631,793
Lake Orion MI Community School District Refunding Bond (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	2,940,000	3,375,473
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	2,500,000	2,784,850
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	3,835,000	4,389,925
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	3,095,000	3,629,878
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2016	2,000,000	2,000,260
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2017	2,500,000	2,597,225
Michigan Finance Authority Refunding Bond 2nd Lien Detroit Water & Sewer Series C-8 (Water & Sewer Revenue)	5.00	7-1-2018	2,000,000	2,147,880
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2020	10,000,000	11,476,500
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,797,580
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	1,500,000	1,670,910
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D-6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	1,800,000	2,060,460
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-3 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2021	7,500,000	8,812,050
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2019	7,000,000	7,797,580
Michigan Finance Authority Refunding Bond Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2020	8,720,000	9,981,784
Michigan Finance Authority School District (Miscellaneous Revenue)	4.00	6-1-2017	800,000	814,712
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	6-1-2017	750,000	770,595
Michigan Finance Authority School District (Miscellaneous Revenue)	5.00	7-1-2021	2,060,000	2,237,160

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Unemployment Obligation Assessment Series B (Miscellaneous Revenue)	5.00%	1-1-2020	$15,000,000	$16,889,400
Michigan Hospital Finance Authority Ascension Health Subordinate Credit Group Series 2005 A-4 (Health Revenue) ±	1.63	11-1-2027	3,505,000	3,552,282
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	23,815,000	24,209,853
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	1,280,000	1,300,442
Michigan Housing Development Authority Series A (Housing Revenue)	1.80	4-1-2019	7,000,000	7,073,850
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	29,250,000	30,034,778
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	900,000	932,715
Rochester MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	900,000	1,004,526
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2018	2,060,000	2,179,521
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2019	1,860,000	2,020,183
South Lyon MI Community School District (GO Revenue)	4.00	5-1-2020	1,425,000	1,582,634
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2019	1,000,000	1,116,140
Southgate MI Community School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	5-1-2020	500,000	576,445
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,445,000	1,496,904
Warren Woods MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,445,000	1,659,033
Wayne County MI Airport Authority Refunding Bond Series A (Airport Revenue)	5.00	12-1-2019	19,405,000	21,755,722
Western Michigan University Refunding Bond (Education Revenue)	5.00	11-15-2020	1,000,000	1,166,830

				242,449,148

Minnesota: 0.31%
Central Minnesota Municipal Power Agency Brookings Southeast Twin Cities Transmission Project (Utilities Revenue)	5.00	1-1-2017	1,215,000	1,219,216
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	10,410,000	10,478,186
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.59	11-15-2017	5,800,000	5,742,000
Northern Minnesota Municipal Power Agency Series 2008A (Utilities Revenue, AGC Insured)	5.00	1-1-2018	670,000	712,264

				18,151,666

Mississippi: 0.31%
Mississippi Business Finance Corporation Power Company Project 1st Series (Utilities Revenue) ±	1.63	12-1-2040	10,075,000	10,153,182
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2016	495,000	503,994
Mississippi Refunding Bond Capital Improvements Projects Series D (Miscellaneous Revenue) ±	0.92	9-1-2017	7,605,000	7,604,848

				18,262,024

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Missouri: 0.34%
Jackson County MO Special Obligation Harry S. Truman Sports Complex (Tax Revenue, Ambac Insured)	5.00%	12-1-2019	$3,000,000	$3,055,830
Kansas City MO Series A (GO Revenue)	5.00	2-1-2018	1,150,000	1,228,741
Kansas City MO Series A (GO Revenue)	5.00	2-1-2019	1,000,000	1,108,280
Kansas City MO Series A (GO Revenue)	5.00	2-1-2020	1,495,000	1,714,122
Sikeston MO Electric System Refunding Bond (Utilities Revenue)	5.00	6-1-2019	11,625,000	12,751,928

				19,858,901

Nebraska: 0.02%
Public Power Generation Agency Whelan Energy Center Unit (Utilities Revenue)	5.00	1-1-2020	1,000,000	1,128,130

Nevada: 1.12%
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2019	1,000,000	1,114,260
Clark County NV Airport Jet Aviation Fuel Tax Series A (Airport Revenue)	5.00	7-1-2020	1,000,000	1,145,120
Clark County NV Department of Aviation Subordinated Lien Series D-3 (Airport Revenue, Bank of America NA LOC) ø	0.41	7-1-2029	4,000,000	4,000,000
Clark County NV PCR (Industrial Development Revenue) ±	1.88	6-1-2031	880,000	900,258
Clark County NV School District Series A (GO Revenue, National Insured)	5.00	6-15-2021	2,000,000	2,142,080
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2019	18,800,000	21,094,164
Clark County NV School District Series B (GO Revenue)	5.00	6-15-2021	1,400,000	1,486,842
Nevada River Commission Hoover Upgrading Project Series E (GO Revenue)	5.00	10-1-2016	4,595,000	4,647,888
Washoe County NV Water Facilities Refunding Bond AMT Sierra Pacific Power Company Project Series 2016 (Water & Sewer Revenue) ±	0.63	3-1-2036	9,250,000	9,250,000
Washoe County NV Water Facilities Refunding Bond AMT Sierra Pacific Power Company Project Series 2016D (Water & Sewer Revenue) ±	0.64	3-1-2036	11,000,000	11,000,000
Washoe County NV Water Facilities Refunding Bond AMT Sierra Pacific Power Company Project Series 2016E (Water & Sewer Revenue) ±	0.65	3-1-2036	8,000,000	8,000,000

				64,780,612

New Hampshire: 0.12%
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2018	2,405,000	2,517,843
New Hampshire HEFA Catholic Medical Center (Health Revenue)	4.00	7-1-2019	2,635,000	2,810,096
New Hampshire HFA SFMR Series B (Housing Revenue)	5.00	7-1-2027	1,465,000	1,540,067

				6,868,006

New Jersey: 5.01%
Casino Reinvestment Development Authority New Jersey (Tax Revenue)	4.00	11-1-2017	1,000,000	1,013,700
Casino Reinvestment Development Authority New Jersey (Tax Revenue)	4.00	11-1-2019	1,500,000	1,541,130
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2017	1,000,000	1,034,910
Hudson County NJ Refunding Bond County College (GO Revenue)	4.00	7-15-2018	1,135,000	1,211,420
Jersey City NJ Refunding Bond (GO Revenue, AGM Insured)	4.00	9-1-2017	1,620,000	1,677,947
Morris-Union Jointure Commission New Jersey Refunding Bond (Miscellaneous Revenue, AGM Insured)	4.00	8-1-2016	2,235,000	2,240,386
New Jersey Certificate of Participation Equipment Lease Purchase Agreement Series A (Miscellaneous Revenue)	5.00	6-15-2018	11,160,000	11,865,535
New Jersey EDA (Tobacco Revenue)	4.00	6-15-2019	2,500,000	2,643,100
New Jersey EDA CAB Saint Barnabas Hospital Series A (Health Revenue, National Insured) ¤	0.00	7-1-2017	2,740,000	2,704,627
New Jersey EDA Cigarette Tax (Tobacco Revenue)	5.00	6-15-2017	18,520,000	19,099,306
New Jersey EDA Motor Vehicle Commission Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2016	2,190,000	2,190,307

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey EDA Prerefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00%	9-1-2018	$2,375,000	$2,594,118
New Jersey EDA Prerefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	1,650,000	1,923,240
New Jersey EDA Series UU (Miscellaneous Revenue)	5.00	6-15-2017	3,000,000	3,112,320
New Jersey EDA Series UU (Miscellaneous Revenue)	5.00	6-15-2018	7,355,000	7,812,702
New Jersey EDA Unrefunded School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2020	610,000	672,531
New Jersey EDA Unrefunded School Facilities School Facilities Construction Series EE (Miscellaneous Revenue)	5.00	9-1-2018	865,000	923,344
New Jersey EDA School Facilities Construction Bonds Series DD-1 (Miscellaneous Revenue)	5.00	12-15-2019	1,000,000	1,094,760
New Jersey EDA School Facilities Construction Bonds Series K (Miscellaneous Revenue, National Insured)	5.25	12-15-2021	1,040,000	1,197,976
New Jersey EDA School Facilities Construction Notes (Miscellaneous Revenue) ±	1.31	2-1-2017	20,725,000	20,579,925
New Jersey EDA School Facilities Construction Notes Series C (Miscellaneous Revenue) ±	2.21	2-1-2018	38,000,000	37,841,160
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	4,690,000	5,040,906
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	1.12	2-1-2017	10,000,000	9,976,700
New Jersey EDA School Facilities Construction Notes Series NN (Miscellaneous Revenue)	5.00	3-1-2022	330,000	369,128
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series A (Education Revenue)	4.00	9-1-2017	2,425,000	2,503,522
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series B (Education Revenue)	4.00	9-1-2017	525,000	542,000
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2016	540,000	542,884
New Jersey Educational Facilities Authority Higher Education Capital Improvement Project Series D (Education Revenue)	4.00	9-1-2017	565,000	583,295
New Jersey HFFA Trinitas Hospital Obligation Series B (Health Revenue)	5.25	7-1-2023	4,475,000	4,675,570
New Jersey HFFA Greystone Park Psychiatric Hospital Project Series B (Miscellaneous Revenue)	5.00	9-15-2019	2,135,000	2,326,253
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	3.63	12-1-2030	2,120,000	2,230,749
New Jersey Higher Education Assistance Authority Series A1 (Education Revenue)	5.00	12-1-2020	9,775,000	10,997,462
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.15	11-1-2018	11,095,000	11,115,304
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.25	5-1-2019	6,000,000	6,018,900
New Jersey Sports & Exposition Authority Series B (Miscellaneous Revenue)	5.00	9-1-2018	1,605,000	1,713,257
New Jersey Transit Corporation Federal Transit Administration Grants Series A (Miscellaneous Revenue, National Insured)	5.00	9-15-2017	7,265,000	7,647,430
New Jersey Transportation Program Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2016	2,205,000	2,253,091
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2019	3,000,000	3,280,950
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	12-15-2018	1,000,000	1,074,950
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	33,465,000	37,486,154
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2019	2,070,000	2,241,065
New Jersey TTFA Transit System Series A (GO Revenue)	5.75	6-15-2020	4,150,000	4,674,809
New Jersey Turnpike Authority Series B-2 (Transportation Revenue) ±	0.73	1-1-2024	25,000,000	24,965,000
New Jersey Turnpike Authority Series B-3 (Transportation Revenue) ±	0.88	1-1-2024	4,700,000	4,686,793
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2020	2,170,000	2,458,588
Newark NJ Housing Authority Refunding Bond Newark Redevelopment Project (Miscellaneous Revenue, National Insured)	5.25	1-1-2021	4,570,000	5,285,434

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Rutgers University Series J (Education Revenue)	4.00%	5-1-2018	$700,000	$741,979
Rutgers University Series L (Education Revenue)	5.00	5-1-2017	600,000	622,068
Rutgers University Series L (Education Revenue)	5.00	5-1-2018	300,000	323,454
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2019	1,815,000	1,923,537
Trenton City NJ Refunding Bond (GO Revenue)	4.00	7-15-2020	1,685,000	1,805,983
Trenton NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	1,710,000	1,774,706
Trenton NJ Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2020	1,675,000	1,907,172
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	3.00	8-1-2017	600,000	613,224
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2018	425,000	450,815
Winslow Township NJ Board of Education Refunding Bond (GO Revenue)	4.00	8-1-2019	525,000	570,791

				290,398,367

New Mexico: 0.91%
Clayton NM Jail Project (Miscellaneous Revenue, CIFG Insured)	5.00	11-1-2016	2,100,000	2,131,584
Farmington NM PCR Series B (Utilities Revenue) ±	4.75	6-1-2040	5,080,000	5,247,234
Farmington NM PCR Southern California Edison Company Four Corners Project Series B (Utilities Revenue) ±	1.88	4-1-2029	4,750,000	4,873,453
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	1.32	12-1-2028	395,000	393,045
New Mexico Mortgage Finance Authority SFMR Class I-A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.60	1-1-2039	265,000	281,247
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.06	11-1-2039	40,000,000	39,689,200

				52,615,763

New York: 11.15%
Broome County NY BAN (GO Revenue)	2.00	5-5-2017	20,000,000	20,208,800
Candor Central School District Tioga and Tompkins Counties NY BAN (GO Revenue)	2.00	6-29-2017	12,000,000	12,137,760
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	0.97	5-1-2033	12,000,000	11,913,960
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.20	5-1-2033	33,750,000	33,686,213
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue) ±	4.00	11-15-2034	14,665,000	16,009,194
Metropolitan Transportation Authority New York Sub Series A2 (Transportation Revenue) ±	0.97	11-15-2039	2,000,000	1,989,400
Metropolitan Transportation Authority New York Sub Series A3 (Transportation Revenue) ±	0.91	11-15-2042	39,500,000	39,095,125
Metropolitan Transportation Authority New York Sub Series B3 (Tax Revenue) ±	1.29	11-1-2018	32,600,000	32,617,604
Metropolitan Transportation Authority New York Sub Series B4 (Transportation Revenue) ±	5.00	11-15-2030	12,445,000	14,087,242
Metropolitan Transportation Authority New York Sub Series C2 (Transportation Revenue) ±	4.00	11-15-2033	8,000,000	8,974,800
Metropolitan Transportation Authority New York Sub Series D2 (Transportation Revenue, AGM Insured) ±	0.92	11-1-2032	15,750,000	15,687,473
Metropolitan Transportation Authority New York Sub Series G1 (Transportation Revenue) ±	0.79	11-1-2026	31,950,000	31,677,147
Metropolitan Transportation Authority New York Sub Series G3 (Transportation Revenue) ±	1.01	11-1-2031	16,000,000	16,006,720
Metropolitan Transportation Authority New York Sub Series G4 (Transportation Revenue) ±	1.15	11-1-2030	11,655,000	11,666,072

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Nassau County NY Local Economic Assistance Winthrop University Hospital Project (Health Revenue)	4.00%	7-1-2016	$1,400,000	$1,400,126
Nassau County NY Prerefunded Bond Series C (GO Revenue)	5.00	10-1-2020	3,020,000	3,422,234
Nassau County NY Series F (GO Revenue)	5.00	10-1-2020	1,780,000	2,004,832
Nassau County NY Unrefunded Bond Series C (GO Revenue)	5.00	10-1-2020	45,000	50,870
New York Dormitory Authority Non Miriam Osborn Memorial Home Association (Health Revenue)	2.00	7-1-2016	1,800,000	1,800,072
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.16	5-1-2018	6,655,000	6,646,215
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2017	2,250,000	2,346,098
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2018	750,000	814,815
New York Environmental Facilities Corporation Municipal Water Series A (Water & Sewer Revenue)	5.00	6-15-2019	1,000,000	1,127,680
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	3,580,000	3,601,301
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.48	4-1-2017	4,225,000	4,214,438
New York NY Adjusted Fiscal 2008 Sub Series A4 (GO Revenue, AGM Insured) ±(m)	0.55	8-1-2026	4,450,000	4,450,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO Revenue, AGC Insured) ±(m)	0.55	10-1-2027	10,000,000	10,000,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO Revenue) ±	0.88	8-1-2021	19,000,000	19,000,760
New York NY Energy Research & Development Authority Gas Facilities Brooklyn Union Gas Project Series A1 (Utilities Revenue, National Insured) ±(m)(n)	0.75	12-1-2020	15,000,000	14,362,500
New York NY Health & Hospital Corporation Health System Series A (Health Revenue)	5.50	2-15-2020	5,755,000	6,196,121
New York NY IDAG Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2016	2,250,000	2,250,248
New York NY IDAG Refunding Bond Senior Trips Series A (Airport Revenue)	5.00	7-1-2017	2,000,000	2,077,980
New York NY John F. Kennedy International Airport Project Series B (Industrial Development Revenue) ±	2.00	8-1-2028	10,800,000	10,788,984
New York NY Municipal Water Finance Authority Series AA3 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.55	6-15-2032	6,500,000	6,500,000
New York NY Refunding Bond 2015 Series A (GO Revenue)	5.00	8-1-2021	7,515,000	8,964,869
New York NY Series J-4 (GO Revenue) ±	0.96	8-1-2025	2,000,000	2,000,060
New York NY Sub Series J-11 (GO Revenue) ±	0.99	8-1-2027	40,960,000	40,715,878
New York NY Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2019	1,855,000	2,069,345
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2017	6,500,000	6,762,210
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2019	15,000,000	16,194,900
New York Transportation Development Corporation American Airlines Incorporated John F Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2020	7,000,000	7,704,200
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	42,840,000	42,857,136
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	25,175,000	29,010,160
Oyster Bay NY BAN Series A (GO Revenue)	2.75	2-3-2017	15,000,000	15,076,050
Oyster Bay NY BAN Series D (GO Revenue)	3.88	6-28-2017	3,485,000	3,520,233
Oyster Bay NY Public Improvement Series B (GO Revenue, AGM Insured)	3.00	11-1-2018	1,140,000	1,183,183

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Rockland County NY Public Improvement Series C (GO Revenue, AGM Insured)	3.00%	5-1-2020	$1,390,000	$1,472,413
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2018	2,475,000	2,554,175
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2019	1,830,000	1,913,411
Rockland County NY Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	2-15-2020	630,000	666,313
Suffolk County NY Economic Development Corporation Catholic Health Services (Health Revenue)	5.00	7-1-2016	1,250,000	1,250,163
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2016	2,245,000	2,273,624
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2017	2,365,000	2,476,841
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2018	2,640,000	2,852,124
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2019	2,775,000	3,076,421
Suffolk County NY Judicial Facilities Agency Leases H. Lee Dennison Building (Miscellaneous Revenue)	5.00	11-1-2020	2,915,000	3,300,130
Suffolk County NY Public Improvement Series A (GO Revenue)	4.00	5-15-2018	1,615,000	1,708,573
Suffolk County NY Refunding Bond (GO Revenue, AGM Insured)	5.00	2-1-2017	1,500,000	1,538,310
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2018	2,700,000	2,893,779
Suffolk County NY Refunding Bond Series A (GO Revenue)	5.00	4-1-2019	1,385,000	1,537,433
Suffolk County NY TAN (GO Revenue)	2.00	7-27-2016	35,000,000	35,034,300
Triborough Bridge & Tunnel Authority New York Refunding Bond Sub Series ABCD-3 (Transportation Revenue, AGM Insured) ±	0.64	1-1-2017	4,100,000	4,094,875
Triborough Bridge & Tunnel Authority New York Refunding Bond Sub Series BE (Transportation Revenue) ±	0.96	1-1-2032	31,200,000	31,214,976
Yonkers NY Series A (GO Revenue)	5.00	10-1-2016	2,000,000	2,022,220

				646,751,089

North Carolina: 0.57%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue) ±	0.80	6-1-2038	7,000,000	7,000,000
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue, AGC Insured)	6.00	1-1-2019	710,000	765,153
North Carolina Eastern Municipal Power Agency Series D (Utilities Revenue)	5.00	1-1-2017	10,000,000	10,222,100
North Carolina Grant Anticipation Capital Improvement (Miscellaneous Revenue) ±	4.00	3-1-2023	13,145,000	13,632,548
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue)	4.00	11-1-2017	1,330,000	1,386,804

				33,006,605

North Dakota: 0.10%
Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	5,000,000	5,010,450
Ward County ND HCFR Trinity Obligated Group (Health Revenue)	5.13	7-1-2018	1,000,000	1,003,400

				6,013,850

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 3.42%
Cleveland OH Municipal School District (GO Revenue, South Dakota Credit Program Insured)	5.00%	12-1-2016	$1,705,000	$1,736,866
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	10,000,000	10,035,400
Cuyahoga OH Metropolitan Housing Authority Headquarters Project (Housing Revenue)	1.75	3-1-2020	5,900,000	5,933,748
Cuyahoga OH Metropolitan Housing Authority Heritage View Homes Project (Housing Revenue)	1.00	6-1-2017	5,550,000	5,552,775
Franklin County OH Hospital Facilities Refunding Bond Ohio Health Corporation Series B (Health Revenue) ±	5.00	11-15-2033	16,705,000	17,433,505
Lancaster OH Port Authority Gas Supply (Utilities Revenue) ±	1.03	5-1-2038	73,500,000	73,570,560
Lorain County OH Port Authority EDA Series A (Health Revenue)	4.00	11-15-2018	670,000	709,899
Lucas Metropolitan Housing Authority OH Certificate of Participation (Housing Revenue)	2.25	11-1-2020	1,015,000	1,030,367
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2017	1,575,000	1,609,241
Muskingum County OH Hospital Facilities Genesis Healthcare System Project (Health Revenue)	5.00	2-15-2018	1,000,000	1,053,150
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	10,000,000	10,104,700
Ohio Air Quality Development Authority Series A (Miscellaneous Revenue) ±	3.13	7-1-2033	1,500,000	1,515,855
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	5,000,000	5,136,600
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,000,000	2,046,600
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2020	1,000,000	1,146,590
Ohio Portsmouth Bypass Project (Industrial Development Revenue)	5.00	12-31-2021	1,205,000	1,404,006
Ohio Water Development Authority First Energy Nuclear Generation Project (Water & Sewer Revenue) ±	4.00	12-1-2033	4,000,000	4,139,520
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	31,000,000	31,263,500
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	17,950,000	18,461,037
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2018	2,000,000	2,155,340
Warren County OH HCFR Otterbein Homes Series A (Health Revenue)	5.00	7-1-2019	2,215,000	2,462,504

				198,501,763

Oklahoma: 0.57%
Blaine County OK Educational Facilities Authority Watonga Public Schools Project (Miscellaneous Revenue)	5.00	12-1-2021	945,000	1,110,687
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2018	2,680,000	2,896,490
Cleveland County OK Educational Facilities Authority Norman Public Schools Project (Miscellaneous Revenue)	5.00	7-1-2019	2,000,000	2,234,800
Cleveland County OK Justice Authority Detention Facility Project (Tax Revenue)	4.00	3-1-2020	500,000	537,995
Creek County OK Educational Facilities Authority Sapulpa Public School Project (Miscellaneous Revenue)	5.00	9-1-2020	2,550,000	2,937,243
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2019	1,000,000	1,122,680
Grady County OK School Finance Authority Tuttle Public School Project (Miscellaneous Revenue)	5.00	9-1-2021	1,065,000	1,253,771
Oklahoma City OK Industrial & Cultural Facilities Series B (Health Revenue, National Insured) ±(m)(n)	0.74	6-1-2019	10,300,000	9,900,875

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	27

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma (continued)
Tulsa OK Airports Improvement Trust Series A (Airport Revenue)	4.00%	6-1-2017	$1,250,000	$1,276,775
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	1,240,000	1,301,194
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2018	530,000	566,787
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	3,025,000	3,319,151
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	1,000,000	1,123,180
Tulsa OK Airports Improvement Trust Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2020	695,000	780,610
Tulsa OK Airports Improvement Trust Series B (Airport Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2018	860,000	902,441
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,025,200

				33,289,879

Other: 0.90%
Branch Banking & Trust Municipal Trust Various States Class C (Miscellaneous Revenue, Rabobank LOC) ±144A	1.09	11-15-2017	13,648,476	13,592,926
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±	1.16	12-1-2017	6,370,000	6,370,000
Branch Banking & Trust Municipal Trust Various States Class D (Miscellaneous Revenue, Rabobank LOC) ±144A	1.19	11-15-2019	6,000,000	5,947,560
FHLMC Multifamily Certificates Series M012 Class A1B (Miscellaneous Revenue)	2.70	8-15-2051	15,000,000	15,399,750
Public Housing Capital Fund Trust I (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	7,998,869	8,389,293
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	2,605,338	2,714,996

				52,414,525

Pennsylvania: 5.29%
Allegheny County PA Airport Authority Pittsburgh International Airport (Airport Revenue, FGIC Insured)	5.00	1-1-2017	2,500,000	2,552,450
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A-1 (Health Revenue) ±	1.13	2-1-2021	3,190,000	3,177,814
Allegheny County PA Series C-68 (GO Revenue)	5.00	11-1-2017	1,340,000	1,416,420
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	4,300,000	4,380,453
Beaver County PA IDA Pollution Control Series A (Utilities Revenue) ±	2.70	4-1-2035	1,400,000	1,406,188
Delaware County PA Authority Neumann University (Miscellaneous Revenue)	4.00	10-1-2021	3,215,000	3,495,477
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	2,010,000	2,018,040
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2018	1,270,000	1,380,274
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	8,900,000	9,338,236
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Ambac Insured)	5.60	7-1-2017	5,015,000	5,254,416
Erie PA Higher Education Building Authority Mercyhurst College Project (Education Revenue)	5.00	3-15-2018	735,000	762,886
Hempfield PA School District (GO Revenue) ±	0.67	8-1-2017	3,770,000	3,747,229
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-15-2019	1,400,000	1,530,732

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Lackawanna County PA Riverside School District Project (GO Revenue, Build America Mutual Assurance Company Insured)	4.00%	10-15-2020	$1,455,000	$1,616,854
Manheim Township PA School District Series A (GO Revenue) ±	0.71	5-1-2025	4,700,000	4,642,237
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2017	1,250,000	1,275,475
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2018	1,000,000	1,053,570
Montgomery County PA IDA Albert Einstein Healthcare Network Issue Series A (Health Revenue)	5.00	1-15-2020	1,315,000	1,457,165
Montgomery County PA IDA Exelon Generation Company LLC (Industrial Development Revenue) ±	2.50	10-1-2030	40,795,000	41,617,427
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	30,000,000	30,604,800
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	1,925,000	1,986,562
Nazareth PA Area School District (GO Revenue) ±	0.83	2-1-2031	15,055,000	15,004,566
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,425,000	1,430,999
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2020	825,000	932,234
Penn Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2021	1,275,000	1,456,063
Pennsylvania EDFA Pennsylvania Rapid Bridge Replacement Project (Industrial Development Revenue)	4.00	6-30-2018	6,675,000	7,035,116
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.90	6-1-2044	30,000,000	30,000,000
Pennsylvania HEFAR Foundation Indiana University PA Series A (Education Revenue, Syncora Guarantee Incorporated Insured) ±	0.87	7-1-2017	860,000	860,387
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2018	2,200,000	2,326,566
Pennsylvania Public School Building Authority Series 11396 (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) ø144A	0.59	12-1-2023	5,000,000	5,000,000
Pennsylvania Public School Building Authority The School District of Pennsylvania Project (Miscellaneous Revenue)	5.00	4-1-2017	2,685,000	2,754,810
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	1.01	12-1-2017	14,765,000	14,748,611
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.56	12-1-2019	18,150,000	18,256,904
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.66	12-1-2020	11,300,000	11,399,892
Philadelphia PA Gas Works 10th Series 1998 General Ordinance (Utilities Revenue, AGM Insured)	5.00	7-1-2019	2,500,000	2,799,025
Philadelphia PA Gas Works 17th Series 1975 General Ordinance (Utilities Revenue, AGM Insured)	5.38	7-1-2016	5,000,000	5,000,700
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2016	1,500,000	1,500,150
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2018	8,385,000	8,932,708
Philadelphia PA Housing Authority Series A (Housing Revenue, AGM Insured)	5.25	12-1-2017	2,335,000	2,344,503
Philadelphia PA RDA Transformation Initiative (Miscellaneous Revenue)	5.00	4-15-2017	1,500,000	1,547,565
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2019	2,000,000	2,207,660
Philadelphia PA RDA Transformation Initiative Series B (Miscellaneous Revenue)	5.00	4-15-2020	1,870,000	2,113,455
Philadelphia PA School District Series A (GO Revenue)	4.00	9-1-2017	500,000	514,505
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2017	2,150,000	2,237,183
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2018	5,300,000	5,706,987

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	29

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Philadelphia PA School District Series E (GO Revenue)	5.25%	9-1-2023	$7,000,000	$7,707,840
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2017	1,000,000	1,043,680
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2018	1,000,000	1,083,360
Philadelphia PA Series A (GO Revenue, AGM Insured)	5.00	8-1-2019	4,550,000	4,749,290
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2016	600,000	603,516
Reading PA Parking Authority CAB (Transportation Revenue, National Insured) ¤	0.00	11-15-2019	1,000,000	928,820
Susquehanna PA Regional Airport Authority Sub Series C (Airport Revenue)	3.00	1-1-2017	1,140,000	1,150,317
Warwick PA School District (GO Revenue)	4.00	2-15-2020	1,000,000	1,108,050
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2016	715,000	718,882
West Mifflin PA School District (GO Revenue, AGM Insured)	3.00	10-1-2017	400,000	409,072
West Mifflin PA School District (GO Revenue, AGM Insured)	4.00	10-1-2017	410,000	424,383
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2018	605,000	654,386
West Mifflin PA School District (GO Revenue, AGM Insured)	5.00	10-1-2019	750,000	831,878
York County PA Refunding Bond (GO Revenue) ±	0.61	6-1-2033	14,690,000	14,650,337

				306,889,105

Puerto Rico: 1.06%
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	3,925,000	3,925,393
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	25,890,000	25,892,589
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	11,825,000	12,245,615
Puerto Rico Electric Power Authority Refunding Bond Series SS (Utilities Revenue, National Insured)	4.25	7-1-2017	550,000	550,847
Puerto Rico Highway & Transportation Authority Refunding Bond Series AA (Transportation Revenue, National Insured)	5.50	7-1-2017	7,500,000	7,762,350
Puerto Rico Public Buildings Authority Government Facilities Refunding Bond Series F (Miscellaneous Revenue, CIFG Insured)	5.25	7-1-2017	10,200,000	10,282,926
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	5,405,000	621,575

				61,281,295

Rhode Island: 0.35%
Rhode Island Health & Educational Building Corporation Providence College (Education Revenue)	5.00	11-1-2018	265,000	289,605
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	4.00	5-15-2017	1,500,000	1,537,995
Rhode Island Health & Educational Building Corporation Providence Public Schools Program Series A (Miscellaneous Revenue)	5.00	5-15-2019	1,000,000	1,098,040
Rhode Island Health & Educational Building Corporation Refunding Bonds Lifespan Obligated Group Issue Series A (Health Revenue, AGM Insured)	5.00	5-15-2018	4,300,000	4,315,007
Rhode Island Student Loan Authority AMT Series A (Education Revenue)	5.00	12-1-2019	450,000	498,960
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	12,525,000	12,610,796

				20,350,403

South Carolina: 0.05%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	179,606	162,542
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	198,490	148,866

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)
Scago SC Educational Facilities Corporation Calhoun School District Project (Miscellaneous Revenue, AGC Insured)	5.00%	12-1-2021	$2,500,000	$2,546,825

				2,858,233

Tennessee: 1.38%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	3,230,000	3,291,079
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2017	1,330,000	1,399,360
Clarksville TN Water Sewer & Gas Refunding Bond (Water & Sewer Revenue)	4.00	2-1-2017	835,000	851,191
Knox County TN Health Educational & Housing Facilities Board University Health Systems Incorporated (Health Revenue)	5.00	4-1-2019	1,450,000	1,488,643
Memphis-Shelby County TN Airport Authority Series A1 (Airport Revenue)	5.75	7-1-2019	1,500,000	1,701,180
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.38	7-1-2018	1,000,000	1,084,040
Memphis-Shelby County TN Airport Authority Series B (Airport Revenue)	5.50	7-1-2019	1,505,000	1,695,774
Memphis-Shelby County TN Nucor Steel Memphis Incorporation (Industrial Development Revenue) ø	0.70	9-1-2037	10,000,000	10,000,000
Metro Government Nashville & Davidson County TN Prerefunded (Education Revenue) ±	0.99	10-1-2038	4,875,000	4,874,805
Metro Government Nashville & Davidson County TN Unrefunded (Education Revenue) ±	0.99	10-1-2038	5,125,000	5,118,030
Nashville TN DWR (Water & Sewer Revenue)	0.68	7-27-2016	10,000,000	10,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	7,330,000	7,381,457
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	5,440,000	5,695,462
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	3,300,000	3,582,348
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2019	6,225,000	6,959,177
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2018	8,895,000	9,444,711
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2019	5,110,000	5,597,443

				80,164,700

Texas: 14.17%
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2017	500,000	512,880
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2017	1,500,000	1,532,550
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2018	250,000	263,223
Central Texas Regional Mobility Authority Sub Lien (Transportation Revenue)	5.00	1-1-2019	750,000	808,283
Clear Creek TX Independent School District Series B (GO Revenue) ±	1.35	2-15-2038	12,000,000	12,113,520
Clear Creek TX Independent School District Series B (GO Revenue) ±	3.00	2-15-2032	3,750,000	3,983,250
Coastal Bend TX Health Facilities Development Corporation (Health Revenue, AGM Insured) ±(m)	0.55	7-1-2031	5,100,000	5,100,000
Corpus Christi TX Utility System Junior Lien Series B (Water & Sewer Revenue) ±	2.00	7-15-2045	12,585,000	12,661,517
Cypress Fairbanks TX School District (GO Revenue)	4.25	2-15-2021	2,775,000	2,840,962
Cypress Fairbanks TX School District Series B-1 (GO Revenue) ±	3.00	2-15-2036	10,000,000	10,616,200
Denton TX Independent School District Series A (GO Revenue) ±	2.13	8-1-2042	10,895,000	11,140,900
Denton TX Independent School District Series B (GO Revenue) ±	2.00	8-1-2044	39,075,000	40,293,749
Eagle Mountain & Saginaw TX Independent School District (GO Revenue) ±	2.00	8-1-2050	12,150,000	12,536,370
Fort Bend Independent School District School Building Series B (GO Revenue) ±	2.00	8-1-2040	12,000,000	12,158,640
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	4,620,000	4,710,783
Goose Creek TX Consolidated Independent School District (GO Revenue) ±	1.35	2-15-2040	15,160,000	15,290,679
Harlandale TX Independent School District (GO Revenue) ±	2.00	8-15-2045	22,165,000	22,654,625
Harris County TX Health Facilities Development Corporation Series A3 (Health Revenue, AGM Insured) ±(m)	0.55	7-1-2031	16,125,000	16,125,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	31

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Harris County TX Health Facilities Development Corporation Series A4 (Health Revenue, AGM Insured) ±(m)	0.55%	7-1-2031	$13,475,000	$13,475,000
Houston TX (GO Revenue)	5.00	3-1-2019	7,000,000	7,763,770
Houston TX Hotel Occupancy (Tax Revenue, Ambac Insured) ¤	0.00	9-1-2016	2,350,000	2,347,016
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,075,000	5,190,304
Houston TX Independent School District School House Series A2R (GO Revenue) ±	4.00	6-1-2039	43,100,000	44,377,484
Houston TX Utility System Series C (Water & Sewer Revenue) ±	1.01	5-15-2034	90,000,000	89,973,000
Hutto TX Independent School District Series 2015 (GO Revenue) ±	3.00	2-1-2055	23,425,000	25,208,111
Laredo TX Public Property Finance Contractual Obligation (GO Revenue)	3.88	2-15-2018	1,420,000	1,479,299
Love Field TX Airport Modernization Corporation Southwest Airlines Company Project (Airport Revenue)	5.00	11-1-2016	5,000,000	5,072,500
Mansfield TX Independent School District (GO Revenue) ±	1.75	8-1-2042	8,455,000	8,542,087
North East TX Independent School District (GO Revenue) ±	2.00	8-1-2044	9,000,000	9,280,710
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	29,470,000	30,135,138
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2017	850,000	889,109
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.63	4-1-2037	7,655,000	7,655,919
North Texas Tollway Authority Refunding Bond Series A (Transportation Revenue) ±	1.19	1-1-2050	17,250,000	17,145,120
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2020	1,050,000	1,188,779
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2021	1,860,000	2,157,395
Northside TX Independent School District Building Project (GO Revenue) ±	1.65	8-1-2045	6,250,000	6,343,375
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	21,195,000	21,856,072
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	6-1-2046	5,000,000	5,199,850
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	2,845,000	2,929,553
Pasadena TX Independent School District Building Project Series B (GO Revenue) ±	3.00	2-15-2044	44,870,000	47,606,173
Pflugerville TX Independent School District Prerefunded School Building Series A (GO Revenue) ±	2.00	8-15-2039	4,830,000	5,005,136
Pflugerville TX Independent School District Unrefunded Balance School (GO Revenue) ±	2.00	8-15-2039	22,870,000	23,591,549
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.53	4-1-2040	30,000,000	30,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ±	0.52	11-1-2040	10,000,000	10,000,000
San Antonio TX Energy Acquisition Public Facility Corporation (Utilities Revenue)	5.25	8-1-2018	510,000	551,983
San Antonio TX Junior Lien Series A (Utilities Revenue) ±	2.00	12-1-2027	20,320,000	20,770,088
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	0.77	2-1-2033	26,700,000	26,605,215
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.75	12-1-2027	11,000,000	11,174,130
San Antonio TX Junior Lien Series C (Utilities Revenue) ±	3.00	12-1-2045	12,000,000	12,806,040
San Antonio TX Junior Lien Series D (Utilities Revenue) ±	3.00	12-1-2045	12,000,000	12,942,960
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2019	655,000	729,565
Tarrant County TX ECFA Hendrick Medical Center Group (Health Revenue)	5.00	9-1-2020	920,000	1,053,658
Tarrant County TX ECFA Hendrick Medical Center Group Edgemere Project Series B (Health Revenue)	5.00	11-15-2020	1,045,000	1,171,832
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	14,000,000	14,335,580
Texas Lower Neches Valley Authority Chevron USA Incorporated Project (Industrial Development Revenue)	0.20	2-15-2017	10,000,000	9,993,200
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.13	9-15-2017	2,735,000	2,735,164
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.88	9-15-2017	26,595,000	26,498,460

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00%	12-15-2016	$500,000	$509,865
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2017	6,450,000	6,810,491
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2018	4,500,000	4,902,660
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2019	7,000,000	7,815,080
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series A (Utilities Revenue)	5.25	12-15-2017	1,745,000	1,842,319
Texas PFA Assessment Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	1-1-2018	7,495,000	7,518,235
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2017	4,000,000	4,193,520
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2018	3,395,000	3,658,011
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	2,375,000	2,623,995
Texas Transportation Commission State Highway Fund 1st Tier Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.65	4-1-2026	17,500,000	17,500,000
Tomball TX Independent School District Series B2 (GO Revenue) ±	3.00	2-15-2039	10,000,000	10,439,400
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	3.00	1-10-2017	405,000	409,564
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2018	640,000	668,621
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2019	1,010,000	1,083,548
Walnut Creek TX Special Utility District (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	1-10-2020	500,000	547,990

				821,646,754

Utah: 0.01%
Utah Charter School Finance Authority Summit Academy Series A (Education Revenue)	5.13	6-15-2017	325,000	330,467

Vermont: 0.32%
Vermont Student Assistance Corporation Series BCL-A1 (Education Revenue) ±	2.18	6-1-2022	18,272,740	18,480,319

Virgin Islands: 0.13%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2016	7,500,000	7,563,300

Virginia: 1.24%
Charles City VA EDA Solid Waste Disposal Waste Management Incorporated (Resource Recovery Revenue) ±	1.60	8-1-2027	3,150,000	3,170,003
Gloucester County VA EDA Solid Waste Disposal Waste Management Services Series A (Resource Recovery Revenue) ±	1.60	9-1-2038	1,500,000	1,509,015
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2019	1,250,000	1,399,800
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2020	1,000,000	1,152,970
Halifax County VA IDA (Utilities Revenue) ±	2.15	12-1-2041	57,500,000	59,704,550
Marquis VA CDA CAB Series A (Tax Revenue) (i)	5.10	9-1-2036	2,169,000	1,725,852
Marquis VA CDA CAB Series C (Tax Revenue) ¤(i)	0.00	9-1-2041	3,493,000	488,042
Marquis VA CDA Convertible CAB (Tax Revenue) ±144A	7.50	9-1-2045	680,000	449,065
Washington VA County IDA Series C (Health Revenue)	7.25	7-1-2019	1,995,000	2,157,752

				71,757,049

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	33

Security name	Interest rate	Maturity date	Principal	Value

Washington: 0.18%
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.39%	1-1-2035	$8,550,000	$8,483,738
Washington Health Care Facilities Authority Series 2015 (Health Revenue)	5.00	7-1-2020	850,000	958,800
Washington Housing Financing Commission Nonprofit Wesley Homes Series A (Health Revenue, AGC Insured)	5.38	1-1-2017	1,110,000	1,134,753

				10,577,291

West Virginia: 0.05%
West Virginia EDA PCR Appalachian Power Company Series D (Resource Recovery Revenue)	3.25	5-1-2019	2,745,000	2,868,964

Wisconsin: 1.43%
Johnson Creek WI School District BAN (Miscellaneous Revenue) ##	3.00	3-1-2020	2,550,000	2,592,118
Milwaukee WI RDA Public Schools Refunding Bond Series A (Miscellaneous Revenue)	5.00	8-1-2018	4,320,000	4,677,221
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.25	12-1-2038	1,545,000	1,545,000
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.25	10-1-2042	2,200,000	2,200,000
Waukesha County WI Series B (Miscellaneous Revenue) ##	3.00	5-1-2021	17,400,000	18,049,890
Wisconsin Airport Facilities PFA Senior Obligation Group Series B (Airport Revenue)	5.00	7-1-2022	14,590,000	16,403,683
Wisconsin HEFA Ascension Health Alliance Series B (Health Revenue) ±	4.00	11-15-2043	13,000,000	14,128,790
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	2,100,000	2,200,296
Wisconsin HEFA Ministry Healthcare Series C (Health Revenue) ##	5.00	8-15-2016	500,000	502,835
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2017	200,000	203,694
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue) ##	4.00	3-1-2018	300,000	312,636
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	4.00	3-1-2019	445,000	473,516
Wisconsin HEFA Vernon Memorial Healthcare Incorporated (Health Revenue)	5.00	3-1-2020	375,000	420,068
Wisconsin HEFA Wheaton Franciscan Healthcare (Health Revenue) ##	5.25	8-15-2017	8,230,000	8,277,569
Wisconsin HEFAR Series 2012 Tender Option Bond Trust Receipts Series 2015-XF1028 (Health Revenue, Deutsche Bank LIQ) ø144A	0.59	11-15-2044	10,880,000	10,880,000

				82,867,316

Total Municipal Obligations (Cost $5,601,721,269)				5,638,166,598

Other: 1.73%
Eaton Vance Municipal Income Trust ±144A§	1.91	9-1-2019	23,000,000	23,034,960
Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares ±144A§	0.88	7-1-2018	3,000,000	2,988,360
Nuveen Dividend Advantage Municipal Fund 3 Institutional MuniFund Term Preferred Shares ±144A	1.16	10-1-2017	62,000,000	62,159,960
Nuveen Texas Quality Income Municipal Fund Institutional MuniFund Term Preferred Shares ±144A	1.01	11-1-2018	12,000,000	12,066,000

Total Other (Cost $100,000,000)				100,249,280

	Yield		Shares
Short-Term Investments: 0.72%

Investment Companies: 0.70%
Wells Fargo Municipal Cash Management Fund Institutional Class ##(l)(u)	0.30		40,594,369	40,594,369

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Short-Term Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.02%
Treasury Bill (z)#	0.26%	9-15-2016	$925,000	$924,577

Total Short-Term Investments (Cost $41,518,850)				41,518,946

Total investments in securities (Cost $5,743,240,119) *	99.65%	5,779,934,824
Other assets and liabilities, net	0.35	20,536,285

Total net assets	100.00%	$5,800,471,109

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

##	All or a portion of this security is segregated for when-issued securities.

§	The security is subject to a demand feature which reduces the effective maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,743,324,677 and unrealized gains (losses) consists of:

Gross unrealized gains	$53,540,920
Gross unrealized losses	(16,930,773)

Net unrealized gains	$36,610,147

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016	Wells Fargo Short-Term Municipal Bond Fund	35

Assets
Investments
In unaffiliated securities, at value (cost $5,702,645,750)	$5,739,340,455
In affiliated securities, at value (cost $40,594,369)	40,594,369

Total investments, at value (cost $5,743,240,119)	5,779,934,824
Cash	135,342
Receivable for investments sold	12,250,679
Receivable for Fund shares sold	11,621,678
Receivable for interest	39,893,982
Prepaid expenses and other assets	231,519

Total assets	5,844,068,024

Liabilities
Dividends payable	1,156,638
Payable for investments purchased	23,721,667
Payable for Fund shares redeemed	15,887,893
Payable for daily variation margin on open futures contracts	78,125
Management fee payable	1,146,885
Distribution fee payable	51,246
Administration fees payable	604,388
Accrued expenses and other liabilities	950,073

Total liabilities	43,596,915

Total net assets	$5,800,471,109

NET ASSETS CONSIST OF
Paid-in capital	$5,765,741,499
Undistributed net investment income	163,950
Accumulated net realized gains on investments	115,043
Net unrealized gains on investments	34,450,617

Total net assets	$5,800,471,109

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$3,362,147,190
Shares outstanding – Class A1	337,447,798
Net asset value per share – Class A	$9.96
Maximum offering price per share – Class A2	$10.16
Net assets – Class C	$82,110,853
Shares outstanding – Class C1	8,240,596
Net asset value per share – Class C	$9.96
Net assets – Administrator Class	$95,120,814
Shares outstanding – Administrator Class[1]	9,540,435
Net asset value per share – Administrator Class	$9.97
Net assets – Institutional Class	$2,261,092,252
Shares outstanding – Institutional Class[1]	226,522,042
Net asset value per share – Institutional Class	$9.98

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Short-Term Municipal Bond Fund	Statement of operations—year ended June 30, 2016

Investment income
Interest	$102,853,158
Income from affiliated securities	27,841

Total investment income	102,880,999

Expenses
Management fee	19,352,934
Administration fees
Class A	4,907,743
Class C	148,085
Administrator Class	169,623
Institutional Class	1,722,560
Investor Class	952,004 [1]
Shareholder servicing fees
Class A	7,668,349
Class C	231,382
Administrator Class	384,392
Investor Class	1,250,818 [1]
Distribution fee
Class C	694,147
Custody and accounting fees	297,419
Professional fees	62,985
Registration fees	186,455
Shareholder report expenses	276,842
Trustees’ fees and expenses	24,021
Other fees and expenses	68,026

Total expenses	38,397,785
Less: Fee waivers and/or expense reimbursements	(5,270,784)

Net expenses	33,127,001

Net investment income	69,753,998

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(813,090)
Futures transactions	1,126,432

Net realized gains on investments	313,342

Net change in unrealized gains (losses) on:
Unaffiliated securities	27,924,213
Futures transactions	(2,244,088)

Net change in unrealized gains (losses) on investments	25,680,125

Net realized and unrealized gains (losses) on investments	25,993,467

Net increase in net assets resulting from operations	$95,747,465

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Short-Term Municipal Bond Fund	37

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$69,753,998		$59,559,572
Net realized gains on investments		313,342		4,458,534
Net change in unrealized gains (losses) on investments		25,680,125		(47,490,704)

Net increase in net assets resulting from operations		95,747,465		16,527,402

Distributions to shareholders from
Net investment income
Class A		(34,052,798)		(18,228,640)
Class C		(323,418)		(168,307)
Administrator Class		(1,830,622)		(4,821,365)
Institutional Class		(28,544,540)		(19,067,395)
Investor Class		(4,994,406)[1]		(17,268,417)
Net realized gains
Class A		(2,591,530)		(1,768,741)
Class C		(67,566)		(103,290)
Administrator Class		(68,933)		(424,465)
Institutional Class		(1,635,693)		(1,497,994)
Investor Class		0 [1]		(1,714,158)

Total distributions to shareholders		(74,109,506)		(65,062,772)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	222,039,298	2,209,060,220	100,470,523	1,002,622,059
Class C	619,066	6,157,726	652,931	6,524,656
Administrator Class	6,630,944	66,017,256	24,472,555	245,072,969
Institutional Class	144,491,550	1,439,440,660	146,967,678	1,470,629,417
Investor Class	7,146,734 [1]	71,071,037 [1]	43,428,997	434,388,748

		3,791,746,899		3,159,237,849

Reinvestment of distributions
Class A	3,592,827	35,741,018	1,932,583	19,296,238
Class C	34,436	342,547	23,645	236,105
Administrator Class	189,138	1,882,997	494,039	4,945,102
Institutional Class	1,702,491	16,967,909	1,063,590	10,639,180
Investor Class	384,006 [1]	3,819,645 [1]	1,840,275	18,395,287

		58,754,116		53,511,912

Payment for shares redeemed
Class A	(112,700,409)	(1,121,238,204)	(81,006,886)	(809,103,344)
Class C	(2,801,679)	(27,864,138)	(3,629,431)	(36,231,608)
Administrator Class	(48,717,360)	(485,134,480)	(29,948,664)	(300,075,428)
Institutional Class	(110,273,026)	(1,098,863,134)	(95,400,356)	(954,344,112)
Investor Class	(169,667,638)[1]	(1,689,668,427)[1]	(108,020,090)	(1,078,832,475)

		(4,422,768,383)		(3,178,586,967)

Net increase (decrease) in net assets resulting from capital share transactions		(572,267,368)		34,162,794

Total decrease in net assets		(550,629,409)		(14,372,576)

Net assets
Beginning of period		6,351,100,518		6,365,473,094

End of period		$5,800,471,109		$6,351,100,518

Undistributed net investment income		$163,950		$64,590

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.93	$10.00	$9.97	$10.01	$9.94
Net investment income	0.11	0.09	0.11	0.11	0.19
Net realized and unrealized gains (losses) on investments	0.04	(0.06)	0.05	0.00 [1]	0.08

Total from investment operations	0.15	0.03	0.16	0.11	0.27
Distributions to shareholders from
Net investment income	(0.11)	(0.09)	(0.11)	(0.11)	(0.19)
Net realized gains	(0.01)	(0.01)	(0.02)	(0.04)	(0.01)

Total distributions to shareholders	(0.12)	(0.10)	(0.13)	(0.15)	(0.20)
Net asset value, end of period	$9.96	$9.93	$10.00	$9.97	$10.01
Total return[2]	1.49%	0.27%	1.55%	1.07%	2.77%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.76%	0.77%	0.78%
Net expenses	0.62%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.11%	0.89%	1.08%	1.10%	1.91%
Supplemental data
Portfolio turnover rate	16%[3]	24%[3]	28%[3]	39%[3]	72%
Net assets, end of period (000s omitted)	$3,362,147	$2,228,977	$2,031,798	$1,620,994	$1,467,816

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Municipal Bond Fund	39

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.93	$10.00	$9.97	$10.01	$9.94
Net investment income	0.04	0.01	0.03	0.04	0.12
Net realized and unrealized gains (losses) on investments	0.04	(0.06)	0.05	0.00 [1]	0.08

Total from investment operations	0.08	(0.05)	0.08	0.04	0.20
Distributions to shareholders from
Net investment income	(0.04)	(0.01)	(0.03)	(0.04)	(0.12)
Net realized gains	(0.01)	(0.01)	(0.02)	(0.04)	(0.01)

Total distributions to shareholders	(0.05)	(0.02)	(0.05)	(0.08)	(0.13)
Net asset value, end of period	$9.96	$9.93	$10.00	$9.97	$10.01
Total return[2]	0.73%	(0.48)%	0.79%	0.32%	2.01%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.50%	1.51%	1.52%	1.53%
Net expenses	1.37%	1.35%	1.35%	1.35%	1.35%
Net investment income	0.35%	0.14%	0.34%	0.37%	1.18%
Supplemental data
Portfolio turnover rate	16%[3]	24%[3]	28%[3]	39%[3]	72%
Net assets, end of period (000s omitted)	$82,111	$103,146	$133,463	$172,364	$211,286

[1]	Amount is less than $0.005.

[2]	Total return calculations do not include any sales charges.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Short-Term Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.95	$10.03	$9.99	$10.03	$9.96
Net investment income	0.11 [1]	0.09	0.11	0.11	0.19
Net realized and unrealized gains (losses) on investments	0.03	(0.07)	0.06	0.00 [2]	0.08

Total from investment operations	0.14	0.02	0.17	0.11	0.27
Distributions to shareholders from
Net investment income	(0.11)	(0.09)	(0.11)	(0.11)	(0.19)
Net realized gains	(0.01)	(0.01)	(0.02)	(0.04)	(0.01)

Total distributions to shareholders	(0.12)	(0.10)	(0.13)	(0.15)	(0.20)
Net asset value, end of period	$9.97	$9.95	$10.03	$9.99	$10.03
Total return	1.42%	0.17%	1.65%	1.07%	2.77%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.68%	0.70%	0.71%	0.72%
Net expenses	0.59%	0.60%	0.60%	0.60%	0.60%
Net investment income	1.08%	0.89%	1.08%	1.07%	1.82%
Supplemental data
Portfolio turnover rate	16%[3]	24%[3]	28%[3]	39%[3]	72%
Net assets, end of period (000s omitted)	$95,121	$511,894	$565,737	$547,806	$201,225

[1]	Calculated based upon average shares outstanding

[2]	Amount is less than $0.005.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Short-Term Municipal Bond Fund	41

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$9.95	$10.02	$9.99	$10.02	$9.96
Net investment income	0.13	0.11	0.13	0.13	0.21
Net realized and unrealized gains (losses) on investments	0.04	(0.06)	0.05	0.01	0.07

Total from investment operations	0.17	0.05	0.18	0.14	0.28
Distributions to shareholders from
Net investment income	(0.13)	(0.11)	(0.13)	(0.13)	(0.21)
Net realized gains	(0.01)	(0.01)	(0.02)	(0.04)	(0.01)

Total distributions to shareholders	(0.14)	(0.12)	(0.15)	(0.17)	(0.22)
Net asset value, end of period	$9.98	$9.95	$10.02	$9.99	$10.02
Total return	1.71%	0.47%	1.75%	1.37%	2.88%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.43%	0.45%	0.45%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	1.33%	1.09%	1.29%	1.30%	2.10%
Supplemental data
Portfolio turnover rate	16%[1]	24%[1]	28%[1]	39%[1]	72%
Net assets, end of period (000s omitted)	$2,261,092	$1,895,713	$1,382,576	$1,185,687	$935,583

[1]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Short-Term Municipal Bond Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Short-Term Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements	Wells Fargo Short-Term Municipal Bond Fund	43

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At June 30, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized gains on investments
$91,146	$(91,146)

As of June 30, 2016, the Fund had current year deferred post-October capital losses consisting of $2,044,486 in long-term losses which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

44	Wells Fargo Short-Term Municipal Bond Fund	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$5,622,766,848	$15,399,750	$5,638,166,598

Other	0	100,249,280	0	100,249,280

Short-term investments
Investment companies	40,594,369	0	0	40,594,369
U.S. Treasury securities	924,577	0	0	924,577
Total assets	$41,518,946	$5,723,016,128	$15,399,750	$5,779,934,824
Liabilities
Futures contracts	$78,125	$0	$0	$78,125
Total liabilities	$78,125	$0	$0	$78,125

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

Notes to financial statements	Wells Fargo Short-Term Municipal Bond Fund	45

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class,	0.08
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.63% for Class A shares, 1.38% for Class C shares, 0.60% for Administrator Class shares, and 0.40% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to November 1, 2015, the Fund’s expenses were capped at 0.60% for Class A shares and 1.35% for Class C shares.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2016, Funds Distributor received $6,740 from the sale of Class A shares and $673 in contingent deferred sales charges from redemptions of Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $1,460,013,620 and $862,182,669, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

46	Wells Fargo Short-Term Municipal Bond Fund	Notes to financial statements

6. DERIVATIVE TRANSACTIONS

During the year ended June 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At June 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2016	Unrealized losses
9-30-2016	JPMorgan	1,000 Short	5-Year U.S. Treasury Notes	$122,164,063	$(2,244,088)

The Fund had an average notional amount of $54,386,336 in short futures contracts during the year ended June 30, 2016.

On June 30, 2016, the cumulative unrealized losses on futures contracts in the amount of $2,244,088 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$78,125	$0	$(78,125)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

Notes to financial statements	Wells Fargo Short-Term Municipal Bond Fund	47

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30
	2016	2015
Ordinary income	$2,626,176	$3,350,823
Tax-exempt income	69,745,784	59,554,124
Long-term capital gain	1,737,546	2,157,825

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	Unrealized gains	Post-October capital losses deferred
$1,334,990	$36,610,147	$(2,044,486)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

48	Wells Fargo Short-Term Municipal Bond Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Short-Term Municipal Bond Fund (formerly known as Wells Fargo Advantage Short-Term Municipal Bond Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Short-Term Municipal Bond Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

Other information (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	49

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $1,737,546 was designated as a 20% rate gain distribution for the fiscal year ended June 30, 2016.

For the fiscal year ended June 30, 2016, $2,626,176 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

50	Wells Fargo Short-Term Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	51

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

52	Wells Fargo Short-Term Municipal Bond Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Short-Term Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

Other information (unaudited)	Wells Fargo Short-Term Municipal Bond Fund	53

The Board noted that the performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Barclays 1-3 Year Composite Municipal Bond Index, for all periods under review except the one-year period.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or equal to the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

54	Wells Fargo Short-Term Municipal Bond Fund	Other information (unaudited)

Economies of Scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Short-Term Municipal Bond Fund	55

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244409 08-16 A256/AR256 6-16

Annual Report

June 30, 2016

Wells Fargo
Small Cap Core Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Small Cap Core Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Despite significant market fluctuations over the course of the year, U.S. stocks generally delivered positive results overall for the 12-month reporting period; large- and mid-cap stocks generally outperformed small-cap stocks, which delivered negative results for the period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Small Cap Core Fund for the 12-month period that ended June 30, 2016. Please note that the Fund acquired the assets of the former Golden Small Cap Core Fund in a merger transaction on May 20, 2016 and has also adopted its accounting and performance history. During the 12-month period, which began with the third quarter of 2015, U.S. and international stock markets experienced heightened volatility, with intermittent rebounds interspersed with sell-offs. The U.S. economy displayed resilience throughout the period, although growth was somewhat sluggish amid ongoing pressures that included slowing growth in China, a strengthening U.S. dollar, and uncertainty regarding interest-rate increases by the U.S. Federal Reserve (Fed); international economies faced deeper ongoing challenges. During June 2016, global markets became especially volatile as the U.K.’s vote over whether to leave the European Union (E.U.) approached. Despite significant market fluctuations over the course of the year, U.S. stocks generally delivered positive results overall for the 12-month reporting period; large- and mid-cap stocks generally outperformed small-cap stocks, which delivered negative results for the period. International markets generally declined as well.

In the third quarter of 2015, China’s slowdown took a toll on economies and markets worldwide.

U.S. stocks sagged during the quarter, experiencing the most volatility since 2011. Economic data released during the quarter suggested the U.S. economy remained solid but had lost some steam, burdened by the drag of the U.S. dollar’s strength coupled with global economic turmoil. The fact that the Fed left the federal funds interest rate unchanged at its September 2015 meeting surprised investors and fueled increased uncertainty about the U.S. economy’s stamina to remain healthy while facing the challenges of slowing in China and troubles elsewhere in the world. Outside the U.S., markets were even more volatile and delivered generally weaker quarterly results, also largely due to investors’ increasing anxiety over China’s weakened economy. Because China is the world’s largest importer of many commodities, a number of emerging markets—key commodities exporters—struggled under the dual strains of reduced demand for commodities and, because of weaker demand, lower prices for the commodities they did sell. In the eurozone, however, where only about 3% of exports are sent to China, household spending and business investment appeared relatively unaffected by troubles elsewhere. However, the European Central Bank (ECB) warned that China’s slowing could lead to slower growth and lower inflation rates in the eurozone than previously forecast and indicated additional stimulus could be provided should this occur.

Despite ongoing concerns, U.S. stocks generally rose in the fourth quarter of 2015; international markets lagged.

While the broad U.S. stock market bounced back in the quarter, stock markets outside the U.S. failed to keep pace as economic concerns, including China’s ongoing slowdown, continued to affect many countries. U.S. economic data released during the quarter indicated the economy remained solid, although the strong U.S. dollar and weakness in international economies remained headwinds. In December, the Fed, as expected, raised its target interest rate by 25 basis points (bps; 100 bps equals 1.00%) after keeping it near zero for seven years. The move reflected confidence in the U.S. economy’s ability to stay healthy with less central-bank support. The Fed also clarified that future interest-rate increases would be gradual.

In the first quarter of 2016, market volatility increased globally amid ongoing concerns.

Stock markets worldwide fluctuated widely in the first quarter of 2016. Most declined sharply in the first six weeks of the year on concerns such as weak global growth, falling commodity prices, and uncertainty over the timing and impact of the Fed’s interest-rate increases. As the quarter progressed, fears abated

Letter to shareholders (unaudited)	Wells Fargo Small Cap Core Fund	3

somewhat and global markets generally rallied back. The U.S. economy ended the quarter on a positive note as much of the quarter’s data reflected resiliency. With ongoing uncertainties about global growth and financial markets, however, the Fed held off from raising the target interest rate during the quarter. Outside the U.S., the eurozone fell into deflation in February; in response, the ECB announced an expansion of its stimulus program. In China, the government in March set a growth rate of 6.5% to 7.0% for 2016, an acknowledgment of weakening growth. In emerging markets, although central-bank stimulus and improved prices for oil and other commodities led to stock-market rallies in the quarter, many of these countries’ economies face credit downgrades due to challenges such as the likelihood of a stronger U.S. dollar, which would make dollar-denominated debt more expensive.

Worries over interest rates and the U.K.’s vote largely drove the markets during the second quarter of 2016.

U.S. stocks began the quarter in positive territory but started to lose steam in early May on worries that a possible June interest-rate increase by the Fed could hurt the market. In mid-May, stocks briefly plunged following comments by Fed officials noting that a June interest-rate increase remained on the table. But once investors had processed this information, stocks again rallied, finishing up for the month. The first three weeks of June brought heightened volatility, spurred largely by a disappointing jobs report and uncertainty over whether the U.K. would remain in the E.U. The U.K.’s Brexit vote on June 23 shocked countries in Europe and much of the rest of the world. Stock markets plummeted as investors worried that the U.K.’s departure from the E.U. would slow global growth and prolong the low-interest-rate environment. Following the initial rout, however, U.S. stocks rallied as investors seemed to decide that any negative effects would be more localized and not create a serious risk for global growth. By quarter-end, the broad U.S. stock market had moved back into positive territory.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Small Cap Core Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Golden Capital Management, LLC

Portfolio managers

John R. Campbell, CFA®

Justin P. Carr, CFA®

Greg W. Golden, CFA®

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WOSCX)	5-20-2016	(15.09)	7.46	3.31	(9.91)	8.74	3.92	1.47	1.35
Class C (WCSCX)	5-20-2016	(11.51)	7.93	3.14	(10.61)	7.93	3.14	2.22	2.10
Class R6 (WRSCX)	5-20-2016	–	–	–	(9.57)	9.13	4.29	1.04	0.90
Administrator Class (WNSCX)	5-20-2016	–	–	–	(9.83)	8.85	4.02	1.39	1.25
Institutional Class (WYSCX)	9-13-2005	–	–	–	(9.57)	9.13	4.29	1.14	1.00
Russell 2000® Index[4]	–	–	–	–	(6.73)	8.35	6.20	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Small Cap Core Fund	5

Growth of $10,000 investment as of June 30, 2016[5]

[1]	Historical performance shown for the Class A, Class C and Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and are adjusted to reflect Class A, Class C and Administrator shares expenses, respectively. Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to reflect Class R6 shares expenses. If these expenses had been included, returns for Class R6 shares would be higher. Historical performance shown for all classes of the Fund prior to May 20, 2016 is based on the performance of the Fund’s predecessor, Golden Small Cap Core Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through July 31, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent ten years with the Russell 2000® Index . The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[6]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[7]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Small Cap Core Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed the Russell 2000® Index for the 12-month period that ended June 30, 2016.

■	From a sector-weighting perspective, the largest detractors included underweights to the utilities and financials sectors and overweights to the health care and energy sectors.

■	As market volatility increased during the period, we remained focused on identifying strong companies with solid fundamentals and attractive valuations that would offer potential for capital appreciation over time.

Market volatility in the second half of 2015 and the beginning of 2016, coupled with a very-low-interest-rate environment, drove many investors into lower-risk sectors, such as utilities and telecommunication services. Also, continued weakness in oil prices compared with prior-year levels caused many energy-related companies to sell off sharply. The Fund, while broadly diversified, was not positioned for the themes that dominated the market during the reporting period.

Fund positioning drove underperformance for the period.

The Fund’s underweights to the utilities sector and to the real estate investment trust (REIT) industry within the financials sector detracted significantly from performance. Investors seeking yield drove stock prices for both utilities and REITs far above market averages for the 12-month period. Overweights to two of the weakest-performing sectors for the period, energy and health care, also hindered results. Within energy, the Fund primarily was focused on companies in the oil-tanker storage segment, such as Teekay Tankers Limited and Navios Maritime Acquisition Corporation. These companies experienced weakness as tanker lease rates began weakening due to concerns of oversupply in the market. Within health care, pharmaceutical companies Lannett Company, Incorporated, and Sucampo Pharmaceuticals, Incorporated, drove relative underperformance; weakening fundamentals and analyst downgrades led to stock declines for both companies.

The Fund benefited from stock selection within the materials sector. Trinseo S.A., a manufacturer of plastic, latex, and rubber products for the automotive industry, consumer electronics, and portable appliances, rallied strongly in response to strong earnings growth and the announcement of a share buy-back plan.

Current Fund positioning includes overweights to the health care, information technology, and industrials sectors and underweights to the financials, utilities, and consumer discretionary sectors.

Ten largest holdings (%) as of June 30, 2016[6]
Gigamon Incorporated	2.41
Cirrus Logic Incorporated	2.35
Supernus Pharmaceuticals Incorporated	2.13
AmSurg Corporation	2.09
Argan Incorporated	2.09
Deluxe Corporation	2.08
FBL Financial Group Incorporated	2.08
Inphi Corporation	2.05
Sanmina Corporation	2.04
QTS Realty Trust Incorporated Class A	2.03

Our investment process seeks attractively valued companies likely to exceed earnings expectations.

Our investment process, which we refer to as an active-quant approach, combines quantitative and qualitative evaluations of each company being considered. Our quantitative evaluation looks at valuation, earnings, and momentum related factors to produce an objective, unbiased review of each company in the investment universe and its ranking compared with other companies being considered. A company’s ranking is the primary basis for our buy and sell decisions. We also place a high value on qualitative analysis; our investment professionals evaluate each company in light of overall market conditions and the company’s potential impact on the Fund from a risk/reward perspective. We have developed measurement tools and tailored our investment process in support of two key tenets of our investment philosophy: Companies purchased should be available at a reasonable price, and they should be profitable and capable of increasing revenues and earnings.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Small Cap Core Fund	7

Despite recent and possible future risks, we believe our process will continue uncovering potentially attractive investment opportunities.

As we enter the third quarter of 2016, investors have appeared most concerned about geopolitical risks and potential contagion in the financials markets. The Brexit vote has set off a new round of global market volatility that likely will remain elevated for a while. Only time will tell if current fears will be realized; historically, many geopolitical shocks have been short term in nature, and economies and markets have adjusted to new realities.

While heightened volatility has been affecting all asset classes, we believe the impact on currencies and central banks’ responses to currency moves are likely to be the most significant factors influencing the U.S. economy and markets over the near term. The British pound already has depreciated significantly in response to the Brexit vote and could weaken further, which would make goods from the U.K. cheaper and thus more attractive to global consumers. In turn, global central banks could be compelled to take steps to make their currencies and goods more competitively priced in global markets. The U.S. dollar’s position as the global reserve currency may lead to defensive flows into dollar-denominated assets, which then may cause the dollar to strengthen. As a result, the U.S. Federal Reserve (Fed) could delay interest-rate increases due to the heightened risks and uncertainty in global markets. If the Fed does delay rate increases and other major central banks continue to pursue monetary-stimulus measures, we believe that monetary authorities would be doing the best they can to create a supportive environment for risk assets like stocks.

As a result of the increased volatility, risk aversion, and low-interest-rate environment, we believe investors may have been overpaying for lower-volatility and higher-yielding stocks in recent months. Although the market has not been rewarding companies displaying the traditional value metrics on which we focus, we believe companies with attractive valuations that potentially would benefit from positive economic growth remain the most attractive investment opportunities. We will stick to our investment philosophy centered on a disciplined, objective, and repeatable stock-selection process and emphasize firms we view as attractively valued and most likely to exceed earnings expectations.

Sector allocation as of June 30, 2016[7]

Please see footnotes on page 5.

8	Wells Fargo Small Cap Core Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$948.10	$6.54	1.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.15	$6.77	1.35%
Class C
Actual	$1,000.00	$944.30	$10.15	2.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.42	$10.52	2.10%
Class R6
Actual	$1,000.00	$950.00	$4.36	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Administrator Class
Actual	$1,000.00	$948.50	$6.06	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.64	$6.28	1.25%
Institutional Class
Actual	$1,000.00	$950.00	$5.24	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.49	$5.43	1.08%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo Small Cap Core Fund	9

Security name	Shares	Value

Common Stocks: 98.95%

Consumer Discretionary: 9.00%

Auto Components: 1.13%
Tower International Incorporated	61,421	$1,264,044

Hotels, Restaurants & Leisure: 3.37%
Denny’s Corporation †	164,515	1,765,246
Ruth’s Chris Steak House Incorporated	126,791	2,022,316

		3,787,562

Internet & Catalog Retail: 1.97%
Nutri System Incorporated	87,315	2,214,308

Specialty Retail: 1.25%
Express Incorporated †	96,682	1,402,856

Textiles, Apparel & Luxury Goods: 1.28%
Skechers U.S.A. Incorporated †	48,512	1,441,777

Consumer Staples: 3.56%

Food Products: 3.56%
Cal-Maine Foods Incorporated	44,423	1,968,827
Dean Foods Company	112,285	2,031,236

		4,000,063

Energy: 3.69%

Energy Equipment & Services: 1.37%
Matrix Service Company †	93,253	1,537,742

Leisure Products: 1.61%
Smith & Wesson Holding Corporation †	66,608	1,810,405

Oil, Gas & Consumable Fuels: 0.71%
Navios Maritime Acquisition Corporation	504,270	791,704

Financials: 21.37%

Banks: 1.85%
FCB Financial Holdings Class A †	61,267	2,083,078

Capital Markets: 1.45%
Evercore Partners Incorporated Class A	36,957	1,633,130

Insurance: 13.32%
AmTrust Financial Services Incorporated	70,063	1,716,544
Employers Holdings Incorporated	70,151	2,035,782
FBL Financial Group Incorporated	38,448	2,332,640
Federated National Holding Company	93,454	1,779,364
Heritage Insurance Holdings	136,275	1,631,212
Maiden Holdings Limited	124,830	1,527,919
National General Holdings Corporation	101,911	2,182,934

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Small Cap Core Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

Insurance (continued)
United Insurance Holdings Company	106,934	$1,751,579

		14,957,974

REITs: 4.75%
Ashford Hospitality Trust Incorporated	273,882	1,470,746
InfraReit Incorporated	90,017	1,578,898
QTS Realty Trust Incorporated Class A	40,808	2,284,432

		5,334,076

Health Care: 17.17%

Biotechnology: 1.29%
MiMedx Group Incorporated †	181,504	1,448,402

Health Care Equipment & Supplies: 3.76%
ICU Medical Incorporated †	17,861	2,013,828
NuVasive Incorporated †	37,020	2,210,834

		4,224,662

Health Care Providers & Services: 8.27%
AmSurg Corporation †	30,256	2,346,050
Biotelemetry Incorporated †	134,314	2,189,318
HealthSouth Corporation	46,749	1,814,796
PharMerica Corporation †	66,119	1,630,495
Select Medical Holdings Corporation †	120,251	1,307,128

		9,287,787

Life Sciences Tools & Services: 1.72%
INC Research Holdings Incorporated Class A †	50,728	1,934,259

Pharmaceuticals: 2.13%
Supernus Pharmaceuticals Incorporated †	117,414	2,391,723

Industrials: 17.38%

Airlines: 1.88%
SkyWest Incorporated	79,718	2,109,338

Commercial Services & Supplies: 3.78%
Deluxe Corporation	35,184	2,335,162
UniFirst Corporation	16,543	1,914,356

		4,249,518

Construction & Engineering: 5.45%
Argan Incorporated	56,173	2,343,538
Comfort Systems USA Incorporated	61,462	2,001,817
EMCOR Group Incorporated	36,030	1,774,838

		6,120,193

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Small Cap Core Fund	11

Security name	Shares	Value

Machinery: 3.67%
ITT Incorporated	46,233	$1,478,531
The Greenbrier Companies Incorporated	24,166	703,956
Wabash National Corporation †	153,001	1,943,113

		4,125,600

Professional Services: 2.60%
Insperity Incorporated	25,281	1,952,452
RPX Corporation †	105,355	966,105

		2,918,557

Information Technology: 21.78%

Communications Equipment: 1.74%
Brocade Communications Systems Incorporated	213,587	1,960,729

Electronic Equipment, Instruments & Components: 3.49%
Methode Electronics Incorporated	47,816	1,636,742
Sanmina Corporation †	85,359	2,288,475

		3,925,217

Internet Software & Services: 4.63%
J2 Global Incorporated	29,529	1,865,347
Tessera Technologies Incorporated	53,015	1,624,380
Web.com Group Incorporated †	94,053	1,709,884

		5,199,611

IT Services: 1.75%
Hackett Group Incorporated	141,591	1,963,867

Semiconductors & Semiconductor Equipment: 7.76%
Cirrus Logic Incorporated †	68,185	2,644,896
Inphi Corporation †	71,937	2,304,142
Integrated Device Technology Incorporated †	104,513	2,103,847
MaxLinear Incorporated Class A †	92,427	1,661,837

		8,714,722

Software: 2.41%
Gigamon Incorporated †	72,327	2,704,307

Materials: 3.37%

Chemicals: 1.75%
Trinseo SA	45,795	1,965,979

Containers & Packaging: 1.62%
Graphic Packaging Holding Company	145,089	1,819,416

Utilities: 1.63%

Electric Utilities: 1.63%
Spark Energy Incorporated Class A	55,467	1,833,183

Total Common Stocks (Cost $105,989,851)		111,155,789

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Small Cap Core Fund	Portfolio of investments—June 30, 2016

Security name	Yield	Shares	Value
Short-Term Investments: 1.11%

Investment Companies: 1.11%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.43%	1,251,302	$1,251,302

Total Short-Term Investments (Cost $1,251,302)			1,251,302

Total investments in securities (Cost $107,241,153) *	100.06%	112,407,091
Other assets and liabilities, net	(0.06)	(69,128)

Total net assets	100.00%	$112,337,963

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $107,852,771 and unrealized gains (losses) consists of:

Gross unrealized gains	$13,295,157
Gross unrealized losses	(8,740,837)

Net unrealized gains	$4,554,320

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016	Wells Fargo Small Cap Core Fund	13

Assets
Investments
In unaffiliated securities, at value (cost $105,989,851)	$111,155,789
In affiliated securities, at value (cost $1,251,302)	1,251,302

Total investments, at value (cost $107,241,153)	112,407,091
Receivable for Fund shares sold	150,210
Receivable for dividends	169,761

Total assets	112,727,062

Liabilities
Payable for Fund shares redeemed	289,179
Management fee payable	69,358
Distribution fee payable	63
Administration fees payable	12,438
Accrued expenses and other liabilities	18,061

Total liabilities	389,099

Total net assets	$112,337,963

NET ASSETS CONSIST OF
Paid-in capital	$167,089,890
Undistributed net investment income	216,815
Accumulated net realized losses on investments	(60,134,680)
Net unrealized gains on investments	5,165,938

Total net assets	$112,337,963

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$131,546
Shares outstanding – Class A1	7,790
Net asset value per share – Class A	$16.89
Maximum offering price per share – Class A2	$17.92
Net assets – Class C	$101,528
Shares outstanding – Class C1	6,017
Net asset value per share – Class C	$16.87
Net assets – Class R6	$101,658
Shares outstanding – Class R6[1]	6,017
Net asset value per share – Class R6	$16.90
Net assets – Administrator Class	$101,625
Shares outstanding – Administrator Class[1]	6,017
Net asset value per share – Administrator Class	$16.89
Net assets – Institutional Class	$111,901,606
Shares outstanding – Institutional Class[1]	6,622,947
Net asset value per share – Institutional Class	$16.90

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Small Cap Core Fund	Statement of operations —year ended June 30, 2016[1]

Investment income
Dividends	$1,513,654
Income from affiliated securities	2,865

Total investment income	1,516,519

Expenses
Management fee	1,220,746
Administration fees
Class A	24	[2]
Class C	23	[2]
Class R6	3	[2]
Administrator Class	14	[2]
Institutional Class	16,192
Shareholder servicing fees
Class A	29	[2]
Class C	27	[2]
Administrator Class	27	[2]
Distribution fee
Class C	82	[2]
Custody and accounting fees	1,969
Professional fees	4,592
Registration fees	5,342
Shareholder report expenses	3,633
Trustees’ fees and expenses	1,500
Other fees and expenses	961

Total expenses	1,255,164
Less: Fee waivers and/or expense reimbursements	(24,517)

Net expenses	1,230,647

Net investment income	285,872

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(10,551,715)
Net change in unrealized gains (losses) on investments	(2,795,570)

Net realized and unrealized gains (losses) on investments	(13,347,285)

Net decrease in net assets resulting from operations	$(13,061,413)

[1]	After the close of business on May 20, 2016, the Fund acquired the net assets of Golden Small Cap Core Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to May 20, 2016 is that of Golden Small Cap Core Fund.

[2]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Small Cap Core Fund	15

	Year ended June 30, 2016[1]			Year ended June 30, 2015[1]

Operations
Net investment income			$285,872		$154,172
Net realized gains (losses) on investments			(10,551,715)		2,177,443
Net change in unrealized gains (losses) on investments			(2,795,570)		2,762,213

Net increase (decrease) in net assets resulting from operations			(13,061,413)		5,093,828

Distributions to shareholders from
Net investment income
Institutional Class			(153,914)		(55,322)

Capital share transactions	Shares			Shares
Proceeds from shares sold
Class A	7,790	[2]	130,000 [2]	N/A	N/A
Class C	6,017	[2]	100,000 [2]	N/A	N/A
Class R6	6,017	[2]	100,000 [2]	N/A	N/A
Administrator Class	6,017	[2]	100,000 [2]	N/A	N/A
Institutional Class	5,103,153		91,283,720	3,539,453	63,438,443

			91,713,720		63,438,443

Reinvestment of distributions
Institutional Class	1,813		32,246	293	5,120

Payment for shares redeemed
Institutional Class	(2,992,788)		(50,609,931)	(352,069)	(6,234,965)

Net increase in net assets resulting from capital share transactions			41,136,035		57,208,598

Total increase in net assets			27,920,708		62,247,104

Net assets
Beginning of period			84,417,255		22,170,151

End of period			$112,337,963		$84,417,255

Undistributed net investment income			$216,815		$153,878

[1]	After the close of business on May 20, 2016, the Fund acquired the net assets of Golden Small Cap Core Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to May 20, 2016 is that of Golden Small Cap Core Fund.

[2]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS A	Year ended June 30, 2016[1]
Net asset value, beginning of period	$16.62
Net investment income	0.01 [2]
Net realized and unrealized gains (losses) on investments	0.26

Total from investment operations	0.27
Net asset value, end of period	$16.89
Total return[3]	1.62%
Ratios to average net assets (annualized)
Gross expenses	1.46%
Net expenses	1.35%
Net investment income	0.65%
Supplemental data
Portfolio turnover rate	61%
Net assets, end of period (000s omitted)	$132

[1]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Core Fund	17

(For a share outstanding throughout the period)

CLASS C	Year ended June 30, 2016[1]
Net asset value, beginning of period	$16.62
Net investment loss	(0.00	)[2],3
Net realized and unrealized gains (losses) on investments	0.25

Total from investment operations	0.25
Net asset value, end of period	$16.87
Total return[4]	1.50%
Ratios to average net assets (annualized)
Gross expenses	2.21%
Net expenses	2.10%
Net investment loss	(0.27)%
Supplemental data
Portfolio turnover rate	61%
Net assets, end of period (000s omitted)	$102

[1]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout the period)

CLASS R6	Year ended June 30, 2016[1]
Net asset value, beginning of period	$16.62
Net investment income	0.02 [2]
Net realized and unrealized gains (losses) on investments	0.26

Total from investment operations	0.28
Net asset value, end of period	$16.90
Total return[3]	1.68%
Ratios to average net assets (annualized)
Gross expenses	1.03%
Net expenses	0.90%
Net investment income	0.93%
Supplemental data
Portfolio turnover rate	61%
Net assets, end of period (000s omitted)	$102

[1]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Small Cap Core Fund	19

(For a share outstanding throughout the period)

ADMINISTRATOR CLASS	Year ended June 30, 2016[1]
Net asset value, beginning of period	$16.62
Net investment income	0.01 [2]
Net realized and unrealized gains (losses) on investments	0.26

Total from investment operations	0.27
Net asset value, end of period	$16.89
Total return[3]	1.62%
Ratios to average net assets (annualized)
Gross expenses	1.37%
Net expenses	1.25%
Net investment income	0.58%
Supplemental data
Portfolio turnover rate	61%
Net assets, end of period (000s omitted)	$102

[1]	For the period May 20, 2016 (commencement of class operations) to June 30, 2016.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Small Cap Core Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016[1]	2015[1]	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$18.71	$16.76	$13.57	$10.64	$11.10
Net investment income (loss)	0.04 [2]	0.06 [2]	0.05 [2]	0.16 [2]	(0.01)[2]
Net realized and unrealized gains (losses) on investments	(1.83)	1.92	3.36	2.77	(0.45)

Total from investment operations	(1.79)	1.98	3.41	2.93	(0.46)
Distributions to shareholders from
Net investment income	(0.02)	(0.03)	(0.22)	0.00	0.00
Net asset value, end of period	$16.90	$18.71	$16.76	$13.57	$10.64
Total return	(9.57)%	11.80%	25.21%	27.54%	(4.14)%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.10%	1.10%	1.10%	1.11%
Net expenses	1.09%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	0.25%	0.37%	0.30%	1.32%	(0.12)%
Supplemental data
Portfolio turnover rate	61%	57%	68%	52%	56%
Net assets, end of period (000s omitted)	$111,902	$84,417	$22,170	$20,093	$27,427

[1]	After the close of business on May 20, 2016, the Fund acquired the net assets of Golden Small Cap Core Fund, which became the accounting and performance survivor in the transaction. The information for the period prior to May 20, 2016 is that of Golden Small Cap Core Fund.

[2]	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Small Cap Core Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Small Cap Core Fund (the “Fund”) which is a diversified series of the Trust.

After the close of business on May 20, 2016, the net assets of Golden Small Cap Core Fund were acquired by the Fund, which was created to receive the assets of Golden Small Cap Core Fund, in an exchange for shares of the Fund. Institutional shareholders of Golden Small Cap Core Fund received shares of Institutional Class of the Fund in the transaction. Since Golden Small Cap Core Fund contributed all of the net assets and shareholders to the newly created Wells Fargo fund, the accounting and performance history of Golden Small Cap Core Fund has been carried forward in the financial statements contained herein.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

22	Wells Fargo Small Cap Core Fund	Notes to financial statements

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent difference causing such reclassifications is due to dividends from certain securities. At June 30, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed net investment income	Accumulated net realized losses on investments
$(69,021)	$69,021

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of June 30, 2016, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2018	Short-term	Long-term
$49,578,591	$9,232,422	$712,049

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements	Wells Fargo Small Cap Core Fund	23

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :

Common stocks
Consumer discretionary	$10,110,547	$0	$0	$10,110,547
Consumer staples	4,000,063	0	0	4,000,063
Energy	4,139,851	0	0	4,139,851
Financials	24,008,258	0	0	24,008,258
Health care	19,286,833	0	0	19,286,833
Industrials	19,523,206	0	0	19,523,206
Information technology	24,468,453	0	0	24,468,453
Materials	3,785,395	0	0	3,785,395
Utilities	1,833,183	0	0	1,833,183

Short-term investments			0
Investment companies	1,251,302	0	0	1,251,302
Total assets	$112,407,091	$0	$0	$112,407,091

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.85% and declining to 0.71% as the average daily net assets of the Fund increase.

Prior to May 20, 2016, Golden Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo was the investment adviser to the predecessor fund and received an advisory fee at an annual rate of 1.10% of the average daily net assets of the predecessor fund. For financial statement purposes, the advisory fee incurred prior to May 20, 2016 has been included in management fee on the Statement of Operations.

For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 1.08% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Golden Capital Management, LLC, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.45% as the average daily net assets of the Fund increase.

24	Wells Fargo Small Cap Core Fund	Notes to financial statements

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Class R6	0.03
Administrator Class, Institutional Class	0.13

Prior to May 20, 2016, the Institutional Class of the predecessor fund did not incur any administration fees.

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.35% for Class A shares, 2.10% for Class C shares, 0.90% for Class R6 shares, 1.25% for Administrator Class and 1.00% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to May 20, 2016, the adviser of the predecessor fund had capped the expenses of Institutional Class at 1.10% through October 31, 2015.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fees is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares. Prior to May 20, 2016, the predecessor fund did not have a distribution plan.

Funds Distributor is also entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class, of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $107,650,608 and $67,972,332, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $153,914 and $55,322 of ordinary income for the years ended June 30, 2016 and June 30, 2015, respectively.

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains	Capital loss carryforward
$216,815	$4,554,320	$(59,523,062)

Notes to financial statements	Wells Fargo Small Cap Core Fund	25

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Small Cap Core Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Small Cap Core Fund (formerly the Golden Small Cap Core Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations and statement of changes in net assets for the year then ended, the financial highlights of Class A, Class C, Class R6, and Administrative Class for the period from May 20, 2016 (commencement of class operations) to June 30, 2016, and the financial highlights of Institutional Class for the year ended June 30, 2016. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial statements and financial highlights of Wells Fargo Small Cap Core Fund as of and for the four-year period ended June 30, 2015, were audited by other auditors whose report thereon dated August 19, 2015, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Small Cap Core Fund as of June 30, 2016, the results of its operations and changes in its assets for the year then ended, the financial highlights of Class A, Class C, Class R6, and Administrative Class for the period from May 20, 2016 (commencement of class operations) to June 30, 2016, and the financial highlights of Institutional Class for the year ended June 30, 2016, in conformity with U.S. generally accepted principles.

Boston, Massachusetts

August 25, 2016

Other information (unaudited)	Wells Fargo Small Cap Core Fund	27

TAX INFORMATION

Pursuant to Section 854 of the Internal Revenue Code, $153,914 of income dividends paid during the fiscal year ended June 30, 2016 has been designated as qualified dividend income (QDI).

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 100% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Small Cap Core Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Small Cap Core Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.
*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

30	Wells Fargo Small Cap Core Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244410 08-16 A269/AR269 6-16

Annual Report

June 30, 2016

Wells Fargo Strategic Municipal Bond Fund

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The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Strategic Municipal Bond Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Strategic Municipal Bond Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016. The state of Illinois approved a six-month stopgap budget, a temporary but

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Strategic Municipal Bond Fund	3

meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Strategic Municipal Bond Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA®, CPA

Robert Miller

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (VMPAX)	12-1-1994	(0.46)	2.08	2.79	3.67	2.93	3.21	0.81	0.81
Class B (VMPIX)*	3-21-1985	(2.09)	1.80	2.67	2.91	2.16	2.67	1.56	1.56
Class C (DHICX)	8-18-1997	1.78	2.16	2.44	2.78	2.16	2.44	1.56	1.56
Administrator Class (VMPYX)	10-6-1997	–	–	–	3.80	3.09	3.40	0.75	0.68
Institutional Class (STRIX)	11-30-2012	–	–	–	4.02	3.24	3.48	0.48	0.48
Barclays Short-Intermediate Municipal Bond Index[4]	–	–	–	–	4.21	3.03	4.07	–	–

*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website,wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.00%. For Class B shares, the maximum contingent deferred sales charge is 5.00% For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Strategic Municipal Bond Fund	5

Growth of $10,000 investment as of June 30, 2016[5]

[1]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Strategic Municipal Bond Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.82% for Class A, 1.57% for Class B, 1.57% for Class C, 0.68% for Administrator Class, and 0.48% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Short-Intermediate Municipal Bond Index is a rules-based, market-value-weighted index composed of publicly traded municipal bonds that cover the U.S. dollar–denominated short-term tax-exempt bond market, including state and local general obligation bonds, revenue bonds, insured bonds, and prefunded bonds. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays Short-Intermediate Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.00%.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Strategic Municipal Bond Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark, the Barclays Short-Intermediate Municipal Bond Index, for the 12-month period that ended June 30, 2016.

■	We extended the Fund’s duration at the beginning of the period but remained short relative to the benchmark. As interest rates fell, we reduced the Fund’s interest-rate exposure and ended the period at the lower end of our targeted range. A short duration detracted from results as yields fell.

■	Investors continued their search for income in this low-yield environment, which caused lower-quality bonds to perform very well. The Fund’s overweight to A-rated, BBB-rated, and out-of-benchmark below-investment-grade debt was the biggest contributor to returns.

■	Sector allocation and security selection within the better-performing local general obligation (GO), education, and corporate-backed sectors contributed to results, whereas allocations to the health care and electric revenue sectors detracted.

Effective maturity distribution as of June 30, 2016[6]

With the U.S. Federal Reserve (Fed) poised to normalize its interest-rate policy, shorter-term maturities appeared less attractive at the beginning of the reporting period due to a potential backup in short-term yields. However, subdued inflation expectations, due in part to low oil prices, combined with a fragile European economy and softening Chinese economy, implied that longer maturities would outperform. We, therefore, extended the Fund’s duration in anticipation of lower yields and also positioned the Fund for a flatter yield curve. The Fund’s yield-curve positioning, which was underweight maturities between one and four years and overweight the seven-year and greater area, helped results. Longer-term maturities outperformed shorter-term maturities by a wide margin because the municipal curve flattened almost 115 basis points (bps; 100 bps equals 1.00%) between the 1- and 10-year maturities.

The Fed tightened in December 2015 but signaled that the pace of further increases would be gradual. While the Fed was likely to take its time raising rates, U.S. inflation started to trend higher, unemployment remained below 5%, and economic growth was expected to remain at or above 2%, and we reduced duration as the market rallied. The Fund’s short duration hurt results because yields continued to decline. By the end of the reporting period, the Fund’s duration was about 1.5 years.

Credit quality as of June 30, 2016[7]

Credit-quality allocation helped results.

The Fund’s overweight to A-rated and BBB-rated debt and its out-of-benchmark holdings in high-yield and nonrated debt contributed to results because lower-rated bonds outperformed higher-quality bonds by a wide margin during the period. The Fund’s holdings within the local GO, education, and corporate-backed sectors contributed to results. On the other hand, issue selection within the health care and electric revenue sectors detracted from results. We have been cautious within the health care sector for quite some time because we believe credit fundamentals have peaked. Overweight allocations to Illinois and New Jersey, two of the

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Strategic Municipal Bond Fund	7

best-performing states, helped results, while an underweight to California also benefited results because the state lagged the broader index. Although taxable corporate bond spreads increased dramatically during late 2015 and early 2016 as global fears spooked the market, spreads for corporate-backed municipal debt declined. We put on a relative-value trade by selling some corporate-backed municipal debt into this rally and buying taxable corporate debt. Corporate debt spreads then narrowed between February and May 2016, and we sold most of these taxable issues by the end of the reporting period.

Political noise and a lack of a state budget caused volatility within Illinois, but the state’s bonds had some of the highest returns. We have been overweight Illinois bonds for several years because we feel that the above-market income is compensating investors for the credit issues. We continue to believe that the state’s economic backdrop and ability to raise revenues, combined with Illinois Governor Bruce Rauner’s focus on cutting expenses, should ultimately lead to tighter spreads. New Jersey bonds also performed well as spreads tightened; however, issue selection within the state detracted from results, primarily due to our exposure to longer-dated floating-rate notes that repriced to reflect a protracted rate-hike cycle. During the past 12 months, Puerto Rico had several widely anticipated defaults on its debt. The lack of clarity surrounding the federal government’s restructuring legislation for Puerto Rico debt, the lack of financial statements, and a declining economy make it very hard to develop an investment opinion for the territory. As a result, we had minimal exposure to Puerto Rico bonds.

Rates may be lower for longer, making credit allocation and issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. However, if the U.S. economy does weaken materially, this could be the catalyst for us to increase our duration exposure and reduce our credit exposure. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo Strategic Municipal Bond Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,016.94	$4.03	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.04	0.80%
Class B
Actual	$1,000.00	$1,014.31	$7.78	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$7.79	1.55%
Class C
Actual	$1,000.00	$1,013.13	$7.78	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$7.79	1.55%
Administrator Class
Actual	$1,000.00	$1,018.70	$3.41	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.42	0.68%
Institutional Class
Actual	$1,000.00	$1,018.61	$2.38	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.38	0.47%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 94.98%

Alabama: 0.40%
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00%	8-1-2016	$1,875,000	$1,880,100
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	5,325,000	5,698,016

				7,578,116

Alaska: 0.94%
Alaska Housing Finance Corporation Series A (Housing Revenue, Landesbank Baden-Wuerttemberg SPA) ø	0.43	12-1-2041	10,000,000	10,000,000
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2022	1,200,000	1,384,680
Alaska Industrial Development & Export Authority Power Refunding Bonds Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2023	1,545,000	1,813,954
Valdez AK Marine Terminal BP Pipelines Project Series 2003B (Industrial Development Revenue)	5.00	1-1-2021	4,000,000	4,586,680

				17,785,314

Arizona: 2.04%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.42	1-1-2046	7,915,000	7,915,000
Arizona Sports & Tourism Authority Multipurpose Stadium Facility Project Series A (Tax Revenue)	4.00	7-1-2017	900,000	926,325
Florence AZ IDA Legacy Traditional School Project (Education Revenue)	4.00	7-1-2018	515,000	525,743
Maricopa County AZ IDA Educational Horizon Community Learning Center Project (Education Revenue)	2.63	7-1-2021	1,500,000	1,507,710
Navajo Nation Arizona Series A (Miscellaneous Revenue) 144A	4.00	12-1-2022	6,345,000	6,794,797
Navajo Tribal Arizona Utility Authority (Miscellaneous Revenue, Municipal Government Guaranty Insured)	4.00	1-1-2021	3,372,000	3,470,631
Phoenix AZ IDA Basis Schools Projects Series A (Education Revenue) 144A	3.00	7-1-2020	1,300,000	1,322,126
Phoenix AZ IDA Great Hearts Academies Project (Education Revenue)	5.20	7-1-2022	645,000	695,478
Phoenix AZ IDA Guam Facilities Foundation Incorporated Project Series 2014 (Industrial Development Revenue)	5.00	2-1-2017	2,845,000	2,888,073
Phoenix AZ IDA Legacy Traditional School Project Series 2015 (Education Revenue) 144A	3.00	7-1-2020	515,000	520,042
Pima County AZ IDA American Leadership Academy Project Series 2015 (Education Revenue) 144A	4.60	6-15-2025	1,530,000	1,614,318
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	1,000,000	1,002,450
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	3,000,000	3,009,090
Pima County AZ IDA Noah Webster Schools Project Series A (Education Revenue)	5.50	12-15-2023	1,070,000	1,188,620
Pima County AZ Industrial Development Charter School (Education Revenue)	4.00	7-1-2016	395,000	395,020
Pima County AZ Industrial Development Charter School (Education Revenue)	4.00	7-1-2017	1,125,000	1,144,868
Tempe AZ IDA Friendship Village Series A (Health Revenue)	4.00	12-1-2017	220,000	226,844
Tempe AZ IDA Friendship Village Series A (Health Revenue)	5.00	12-1-2018	800,000	859,344
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	4.25	7-15-2019	1,320,000	1,375,427
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2020	700,000	755,671
Verrado AZ Community Facilities District #1 Series A (GO Revenue) 144A	5.00	7-15-2021	500,000	546,460

				38,684,037

Arkansas: 0.25%
Boone County AR Hospital Construction Series 2006 (Health Revenue, BOKF NA LOC) ø	0.62	5-1-2037	4,700,000	4,700,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Arkansas (continued)
Fort Smith AR Sales & Use Tax Improvement Bonds (Tax Revenue)	2.38%	5-1-2027	$20,000	$20,008

				4,720,008

California: 7.04%
Alameda CA Corridor Transportation Authority Unrefunded CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	425,000	418,910
Alameda CA Corridor Transportation Authority Prerefunded CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2017	1,660,000	1,645,326
California Association of Bay Area Governments Financing Authority Series A (Health Revenue, Bank of America NA LOC) ø	0.39	8-1-2024	4,525,000	4,525,000
California Bay Area Toll Authority Toll Bridge Series E-3 (Transportation Revenue) ±	1.11	4-1-2047	11,600,000	11,600,464
California CDA Tender Option Bond Trust Receipts Series ZF0199 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.61	10-1-2020	4,805,000	4,805,000
California Golden State Tobacco Securitization Series 2954 (Tobacco Revenue, Morgan Stanley Bank LIQ) 144Aø	0.96	6-1-2047	25,000,000	25,000,000
California HFFA Catholic Healthcare West Series 2005-H (Health Revenue, Sumitomo Mitsui Banking LOC) ø	0.39	7-1-2035	11,000,000	11,000,000
California Infrastructure & Economic Development Bank Colburn School Series B (Education Revenue) ±	1.61	8-1-2037	6,325,000	6,344,987
California Infrastructure & Economic Development Bank Museum Art Project Series A (Miscellaneous Revenue) ±	2.06	12-1-2037	3,000,000	3,056,430
California PCFA Refunding Bond Pacific Gas & Electric Company Series D (Industrial Development Revenue, FGIC Insured)	4.75	12-1-2023	1,515,000	1,567,177
California PCFA Series A (Resource Recovery Revenue) 144A±	0.90	8-1-2023	15,405,000	15,405,308
California Refunding Bond Series B (GO Revenue) ±	1.31	5-1-2018	3,000,000	3,017,160
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2017	1,130,000	1,183,087
California Statewide CDA Eskaton Properties Incorporated (Health Revenue)	5.00	11-15-2018	1,060,000	1,142,616
California Student Education Loan Marketing Corporation Series IV-D1 (Education Revenue)	5.88	1-1-2018	2,370,000	2,369,716
California Various Purpose Bonds (Miscellaneous Revenue)	6.25	10-1-2019	15,000	15,229
Chemehuevi Indian Tribe California (Miscellaneous Revenue)	2.00	7-15-2017	5,935,440	5,941,079
Delhi CA Unified School District CAB (GO Revenue, Ambac Insured) ¤	0.00	8-1-2019	1,975,000	1,760,554
Grossmont CA Union High School District Floaters Series 2015 (GO Revenue, Citibank NA LIQ) 144Aø	0.56	2-1-2017	7,525,000	7,525,000
Los Angeles County CA Schools Regionalized Business Services CAB Series A (Miscellaneous Revenue, Ambac Insured) ¤	0.00	8-1-2016	1,945,000	1,943,347
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.14	7-1-2027	11,805,000	10,769,820
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC) ø	0.39	7-1-2032	2,000,000	2,000,000
Riverside CA Tender Option Bond Trust Receipts Series 2016 (GO Revenue, AGM/National Insured, Bank of America NA LIQ) 144Aø	0.65	8-1-2032	6,920,000	6,920,000
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.25	12-1-2017	1,455,000	1,524,069
San Buenaventura CA Community Memorial Health System (Health Revenue)	5.75	12-1-2018	2,110,000	2,298,887

				133,779,166

Colorado: 1.24%
Colorado ECFA Rocky Mountain Classical Academy Project (Education Revenue)	6.38	9-1-2023	2,115,000	2,205,437
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2021	250,000	276,782
Colorado ECFA Vanguard School Project (Education Revenue)	4.00	6-15-2022	515,000	575,317

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Colorado (continued)
Colorado Health Facilities Authority Series C (Health Revenue) ±	0.39%	12-1-2045	$5,000,000	$5,000,000
Colorado Health Facilities Authority Unrefunded Balance (Health Revenue)	5.25	6-1-2024	980,000	983,391
Colorado Springs CO Utilities System Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.56	11-1-2036	11,400,000	11,400,000
Fountain CO Urban Renewal Authority South Academy Highlands Project Series 2015-A (Tax Revenue)	4.50	11-1-2029	2,855,000	3,152,405

				23,593,332

Connecticut: 3.21%
Connecticut Economic Recovery Notes Series A-4 (GO Revenue) ø	0.65	1-1-2018	13,000,000	13,000,000
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2017	1,070,000	1,113,474
Connecticut HEFA Bridgeport Hospital Series D (Health Revenue)	5.00	7-1-2020	500,000	575,945
Connecticut HEFA Yale University Series Z-1 (Education Revenue)	5.00	7-1-2042	1,724,000	1,724,224
Connecticut Series A (Miscellaneous Revenue) ±	1.14	3-1-2021	4,990,000	4,943,543
Connecticut Series A (Miscellaneous Revenue) ±	1.29	4-15-2018	5,000,000	5,007,750
Connecticut Series A (Miscellaneous Revenue) ±	1.31	5-15-2018	2,000,000	2,004,340
Connecticut Series A (Miscellaneous Revenue) ±	1.66	4-15-2020	7,000,000	7,071,610
Connecticut Series A (Miscellaneous Revenue) ±	1.76	3-1-2019	4,050,000	4,050,000
Connecticut Series D (GO Revenue) ±	1.18	9-15-2018	1,000,000	999,610
Connecticut Series D (GO Revenue) ±	1.33	9-15-2019	3,345,000	3,369,485
Hamden CT Refunding Bond (GO Revenue)	5.00	8-15-2019	1,835,000	2,033,749
Hartford CT EDA Series B (Transportation Revenue, Bank of America NA SPA) ø	0.53	6-15-2034	15,100,000	15,100,000

				60,993,730

Delaware: 0.11%
Delaware EDA Odyssey Charter School Project Series A (Education Revenue) 144A	6.25	9-1-2025	2,035,000	2,109,115

Florida: 3.86%
Brevard County FL Space Coast Infrastructure Agency I-95 Project (Industrial Development Revenue)	4.00	6-15-2018	5,000,000	5,279,350
Eustis FL Multi-Purpose Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.50	12-1-2027	605,000	605,000
Florida Cityplace Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2017	500,000	514,210
Florida Cityplace Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2018	1,375,000	1,456,139
Florida Mid-Bay Bridge Authority Series B (Transportation Revenue)	5.00	10-1-2016	2,000,000	2,022,500
Florida Village Community Development District #10 Special Assignment (Miscellaneous Revenue)	5.13	5-1-2024	3,770,000	4,374,331
Lakeland FL Hospital System Lakeland Regional Health System (Health Revenue)	5.00	11-15-2022	4,495,000	5,337,678
Manatee County FL HFA SFHR Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	6.57	5-1-2039	15,000	15,807
Miami FL Special Obligation (Miscellaneous Revenue, AGM Insured)	5.00	2-1-2017	1,000,000	1,024,740
Miami-Dade County FL IDA Youth Charter Schools Project Series 2015A (Education Revenue) 144A	5.00	9-15-2025	1,000,000	1,051,920
Miami-Dade County FL School Board Certificate of Participation Series 3 (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) 144Aø	0.84	9-25-2024	6,895,000	6,895,000
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.78	9-25-2024	6,865,000	6,865,000
Miami-Dade County FL Seaport Department Series A (Airport Revenue, Bank of Tokyo-Mitsubishi LOC) ±	0.42	10-1-2050	7,800,000	7,800,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
North Brevard County FL Parrish Medical Center Project (Health Revenue)	5.50%	10-1-2018	$500,000	$542,150
Orange County FL IDA Central Florida Kidney Center Project (Industrial Development Revenue, SunTrust Bank LOC) ø	0.48	12-1-2020	3,250,000	3,250,000
Orange County FL Tourist Development Tax (Miscellaneous Revenue, Ambac/MBIA Insured)	6.00	10-1-2016	85,000	85,674
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2017	545,000	553,360
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase I (Miscellaneous Revenue)	3.00	5-1-2018	565,000	581,843
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2017	780,000	791,965
Sumter County FL Village Community Development District #5 Special Assessment Bond Phase II (Miscellaneous Revenue)	3.00	5-1-2018	805,000	828,997
Volusia County FL Eclipse Funding Trust Series 0036 (Miscellaneous Revenue, U.S. Bank NA LOC, AGM Insured, U.S. Bank NA LIQ) 144Aø	0.39	8-1-2032	20,395,000	20,395,000
Volusia County FL School Board (Tax Revenue, AGM Insured)	5.00	10-1-2016	3,055,000	3,083,014

				73,353,678

Georgia: 1.49%
Atlanta GA Water & Wastewater Project Series A-1 (Water & Sewer Revenue) ±	1.80	11-1-2038	5,000,000	5,078,650
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project Second Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	2,000,000	2,016,480
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A (Utilities Revenue) ±	2.40	1-1-2040	5,720,000	5,935,186
Cherokee County GA Water & Sewage Authority (Water & Sewer Revenue, National Insured)	6.90	8-1-2018	5,000	5,027
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	6,000,000	6,249,300
Gainesville & Hall County GA Hospital Authority Health System Project Series B (Health Revenue) ±	1.34	8-15-2035	6,000,000	5,992,620
Georgia Private Colleges & Universities Authority (Education Revenue)	5.00	10-1-2019	1,325,000	1,485,113
Georgia Road & Tollway Authority I-75 S Express Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2024	2,500,000	1,645,700

				28,408,076

Guam: 0.13%
Guam Government Waterworks Authority Water & Wastewater System Series 2010 (Water & Sewer Revenue)	4.00	7-1-2016	1,255,000	1,255,113
Guam Government Waterworks Authority Water & Wastewater System Series 2014A (Water & Sewer Revenue)	5.00	7-1-2020	1,000,000	1,136,320

				2,391,433

Hawaii: 0.57%
Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ±	0.88	7-1-2039	10,765,000	10,765,000

Illinois: 15.52%
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	10,255,000	8,615,636
Chicago IL Board of Education Dedicated Series C2 (GO Revenue) ±	1.49	3-1-2032	9,900,000	9,531,225
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.39	3-1-2032	7,000,000	6,862,870

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.22%	3-1-2036	$17,200,000	$15,070,984
Chicago IL CAB City Colleges Series 1999 (GO Revenue, National Insured) ¤	0.00	1-1-2024	9,975,000	7,700,101
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2021	1,450,000	1,563,694
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2023	2,400,000	2,626,728
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2022	1,810,000	1,969,389
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013 (Tax Revenue)	5.00	1-1-2024	2,460,000	2,710,157
Chicago IL Neighborhoods Alive 21 Series B (GO Revenue)	5.00	1-1-2026	5,835,000	5,940,147
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 C (Airport Revenue)	5.00	1-1-2022	695,000	819,801
Chicago IL O’Hare International Airport Senior Lien Bonds Series 2015 D (Airport Revenue)	5.00	1-1-2021	500,000	583,520
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2023	1,350,000	1,628,167
Chicago IL O’Hare International Airport Customer Facility Charge (Airport Revenue)	5.25	1-1-2024	1,415,000	1,703,674
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2022	1,500,000	1,725,780
Chicago IL Park District Harbor Facilities Series D (GO Revenue)	5.00	1-1-2023	1,175,000	1,374,104
Chicago IL Park District Limited Tax Series B (GO Revenue)	5.00	1-1-2022	4,495,000	5,171,587
Chicago IL Series A (Tax Revenue)	5.00	1-1-2029	5,000,000	5,335,300
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	2,395,000	2,445,271
Chicago IL Series C (GO Revenue)	5.00	1-1-2021	1,000,000	1,046,710
Chicago IL Series C (GO Revenue)	5.00	1-1-2022	2,250,000	2,338,740
Chicago IL Series C (GO Revenue)	5.00	1-1-2023	2,500,000	2,609,875
Chicago IL Series C (GO Revenue)	5.00	1-1-2025	4,865,000	5,014,501
Chicago IL Series D (GO Revenue, Ambac Insured)	5.00	12-1-2022	3,915,000	3,982,847
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	1,140,000	1,159,859
Chicago IL Tax Increment Bond Pilson Redevelopment Project Series A (Tax Revenue)	5.00	6-1-2022	1,635,000	1,881,574
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	2,100,000	2,233,455
Chicago IL Transit Authority Capital Grant Receipts Refunding Bond Series 2011 (Miscellaneous Revenue, AGM Insured)	5.25	6-1-2024	4,450,000	5,078,740
Chicago IL Unrefunded Balance Series A (GO Revenue, AGM Insured)	5.00	1-1-2024	305,000	307,696
Chicago IL Waterworks Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2021	1,000,000	1,014,410
Chicago lL Series A (Tax Revenue)	5.00	1-1-2022	3,000,000	3,232,260
Cook County IL Community High School District #217 Series 2016 (Miscellaneous Revenue) ±	1.25	12-15-2025	5,000,000	4,999,550
Cook County IL Refunding Bonds Series 2010 G (GO Revenue)	5.00	11-15-2026	1,000,000	1,112,570
Cook County IL School District #123 Oak Lawn CAB (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,090,000	939,275
Cook County IL Series A (GO Revenue) %%	5.00	11-15-2021	2,250,000	2,607,885
Cook County IL Series A (GO Revenue, Ambac Insured)	5.00	11-15-2024	830,000	831,569
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	11,040,000	12,544,797
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2020	1,150,000	1,201,600
Cook County IL Series C (GO Revenue, National Insured)	5.00	11-15-2021	5,000,000	5,224,350
DeWitt & Ford Counties IL Community College District #540 (GO Revenue, AGM Insured)	5.00	12-1-2021	5,920,000	6,248,915
DuPage County IL Forest Preservation District Series 2015 (GO Revenue)	5.00	1-1-2023	2,455,000	3,011,057
Huntley IL Special Service Area #6 (Tax Revenue, AGC Insured)	4.60	3-1-2017	252,000	255,147

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Finance Authority Little Company of Mark Hospital Series B (Health Revenue, Barclays Bank plc LOC) ø	0.42%	8-15-2035	$11,840,000	$11,840,000
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ±	0.42	11-15-2037	10,000,000	10,000,000
Illinois Series B (GO Revenue)	5.01	4-1-2028	7,415,000	7,343,075
Illinois Municipal Electric Agency Power Series A (Utilities Revenue, National Insured)	5.25	2-1-2021	3,840,000	3,945,408
Illinois Refunding Bond (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2020	5,050,000	5,698,622
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2020	5,000,000	5,498,850
Illinois Series 2004 (GO Revenue)	5.00	9-1-2016	1,400,000	1,404,648
Illinois Series 2006 (GO Revenue)	5.00	1-1-2025	5,025,000	5,047,512
Illinois Series 2012 (Miscellaneous Revenue)	5.00	8-1-2021	5,620,000	6,227,466
Illinois Series 2013 (Miscellaneous Revenue)	5.00	7-1-2022	1,900,000	2,124,485
Illinois Series 2013 (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2023	4,875,000	5,715,060
Illinois Series A (GO Revenue)	5.00	4-1-2020	2,000,000	2,194,520
Illinois Series A (GO Revenue)	5.00	4-1-2023	3,500,000	3,945,410
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2018	4,000,000	3,838,440
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2022	3,005,000	2,593,465
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2023	7,305,000	6,122,686
Kane Cook & DuPage Counties IL School District #46 Prerefunded Bond CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	510,000	482,822
Kane Cook & DuPage Counties IL School District #46 Unrefunded Bond CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2021	595,000	541,343
Kane County IL Aurora West School District #129 (GO Revenue, AGM Insured)	5.00	2-1-2022	6,290,000	7,388,486
Kendall Kane & Will Counties IL Community Unit School District #308 Oswego Prerefunded Bond Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	1,325,000	1,311,724
Kendall Kane & Will Counties IL Community Unit School District #308 Oswego Unrefunded Bond Series C (GO Revenue, AGM Insured) ¤	0.00	10-1-2017	25,000	24,619
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2017	1,610,000	1,584,804
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	1,000,000	950,540
Lake County IL Community Consolidated School District #3 Beach Park CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,100,000	1,006,654
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	1,175,000	1,101,680
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2018	4,000,000	3,944,600
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2019	1,185,000	1,154,925
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ±	0.00	6-15-2025	1,000,000	1,131,940
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2022	1,200,000	1,006,896
Metropolitan Pier & Exposition Authority McCormick Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2023	500,000	404,965
Metropolitan Pier & Exposition Authority McCormick Series B (Tax Revenue)	5.00	12-15-2022	11,520,000	11,895,091
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00	12-30-2023	3,410,000	2,479,854

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Romeoville IL Series B (GO Revenue, AGC Insured) ¤	0.00%	12-30-2024	$2,840,000	$1,946,309
Springfield IL Electric Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2021	7,410,000	7,625,779
St. Clair County IL School District Series B (GO Revenue, National Insured)	4.75	1-1-2018	655,000	681,934
University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	0.88	4-1-2038	7,580,000	7,580,000
Will County IL School District #114 CAB Series C (GO Revenue, National Insured) ¤	0.00	12-1-2021	855,000	759,727
Winnebago & Boone Counties IL School District #205 Series A (GO Revenue) ¤	0.00	2-1-2021	1,305,000	1,194,049
Winnebago & Boone Counties IL School District #205 Series B (GO Revenue) ¤	0.00	2-1-2021	3,400,000	3,110,932

				295,104,837

Indiana: 2.51%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	16,205,000	16,542,064
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.26	11-15-2031	11,000,000	11,000,110
Indiana HFFA Ancilla System Incorporated (Health Revenue, National Insured)	5.25	7-1-2022	325,000	326,378
Indiana Housing and Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured) ±	0.86	7-1-2039	4,735,000	4,735,000
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2017	625,000	636,331
Knox County IN EDA Good Samaritan Hospital Series A (Health Revenue)	4.00	4-1-2018	400,000	416,168
Whiting IN BP Products North America Incorporated Project (Resource Recovery Revenue)	1.14	12-1-2044	11,400,000	11,136,546
Whiting IN BP Products North America Incorporated Project (Industrial Development Revenue) ±	1.85	6-1-2044	2,950,000	2,981,123

				47,773,720

Iowa: 0.14%
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	3.88	12-1-2016	1,950,000	1,967,706
Iowa Student Loan Liquidity Corporation Series A1 (Education Revenue)	4.13	12-1-2017	620,000	641,867

				2,609,573

Kansas: 0.99%
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 – Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	49,000,000	17,805,130
Wyandotte County & Kansas City KS Special Obligation Refunding and Improvement Bonds Plaza Redevelopment Project (Tax Revenue)	4.00	12-1-2028	1,000,000	1,023,550

				18,828,680

Kentucky: 1.02%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	2.14	2-1-2040	7,650,000	7,654,360
Christian County KY Jennie Stuart Medical Center (Health Revenue, AGC Insured)	5.25	2-1-2018	1,040,000	1,072,718
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	2.75	11-15-2018	300,000	305,241
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.00	11-15-2019	350,000	359,055
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	3.35	11-15-2020	335,000	346,501
Kentucky EDFA Healthcare Facilities Rosedale Green Project Series 2015 (Health Revenue)	5.00	11-15-2025	1,500,000	1,627,230
Kentucky EDFA Masonic Homes of Kentucky (Health Revenue)	4.00	11-15-2016	740,000	746,246
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2022	1,000,000	862,750

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Kentucky Municipal Power Agency Prairie State Project Series B (Utilities Revenue) ±	1.79%	9-1-2042	$6,500,000	$6,497,660

				19,471,761

Louisiana: 0.65%
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A1 (Airport Revenue) ±	1.38	10-1-2037	100,000	100,082
Louisiana Tobacco Settlement Financing Corporation Bonds Series A (Tobacco Revenue)	5.00	5-15-2025	1,445,000	1,448,743
St. Bernard Parish LA Series 2012 (Tax Revenue)	4.00	3-1-2019	3,355,000	3,599,814
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B-1 (Industrial Development Revenue) ø	0.70	11-1-2040	7,250,000	7,250,000

				12,398,639

Maine: 0.50%
Maine Eclipse Funding Trust Various States Solar Eclipse ( U.S. Bank NA LOC, U.S. Bank NA LIQ) 144Aø	0.49	7-1-2037	9,485,000	9,485,000

Maryland: 0.68%
Baltimore MD Series A (Water & Sewer Revenue, National Insured)	5.65	7-1-2020	4,100,000	4,425,089
Howard County MD Housing Commission Series A (Housing Revenue) ±	1.66	7-1-2034	6,665,000	6,654,069
Prince Georges County MD Chesapeake Lighthouse Charter School Project Series 2015 (Education Revenue) 144A	5.25	8-1-2022	1,790,000	1,827,268

				12,906,426

Massachusetts: 1.25%
Massachusetts Development Finance Agency Sabis International Charter School Series 2015 (Education Revenue)	5.00	4-15-2025	1,000,000	1,187,500
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2018	750,000	803,603
Massachusetts Educational Financing Authority Series J (Education Revenue)	5.00	7-1-2019	6,000,000	6,586,500
Massachusetts HEFA Milford Regional Medical Center Series E (Health Revenue)	5.00	7-15-2022	2,250,000	2,346,548
Massachusetts Various Consolidated Loans Series D (Tax Revenue) ±	0.84	1-1-2018	3,000,000	3,001,320
Massachusetts Water Resources Authority Series DCL 005 (Water & Sewer Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.53	8-1-2025	9,925,000	9,925,000

				23,850,471

Michigan: 5.09%
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2021	1,405,000	1,688,993
Clarkston MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	5,000,000	6,024,000
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2020	350,000	401,842
Constantine MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,200,000	1,413,828
Detroit MI Distribution of State Aid (GO Revenue)	4.50	11-1-2023	975,000	1,067,020
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2016	1,395,000	1,394,902
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2017	3,015,000	2,908,450
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2017	1,245,000	1,246,332
Detroit MI Wayne County Stadium Authority (Miscellaneous Revenue)	5.00	10-1-2018	3,425,000	3,427,260
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2020	1,600,000	1,844,624
Forest Hills MI Public Schools (GO Revenue)	5.00	5-1-2021	1,600,000	1,894,752

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00%	5-1-2021	$1,000,000	$1,178,190
Fraser MI Public Schools District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	610,000	734,928
Grand Haven MI Electric System Series 2003 (Utilities Revenue, National Insured)	5.50	7-1-2016	1,000,000	1,000,100
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2021	1,465,000	1,726,048
Hudsonville MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,475,000	1,777,080
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2024	1,025,000	1,182,368
Ingham County MI Williamston Community Schools Series A (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2025	1,000,000	1,158,900
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.88	10-1-2023	2,500,000	2,780,650
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.40	10-1-2020	500,000	524,015
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.60	10-1-2021	500,000	533,485
Michigan Finance Authority Detroit Recovery Project Series 2014F (Tax Revenue)	3.80	10-1-2022	500,000	542,825
Michigan Finance Authority Healthcare Equipment Loan Program Bonds Series C (Health Revenue, Fifth Third Bank LOC) ø	0.48	12-1-2032	1,750,000	1,750,000
Michigan Finance Authority Limited Obligation Cesar Chavez Academy Project (Education Revenue)	4.25	2-1-2017	345,000	345,445
Michigan Finance Authority Refunding Bonds Local Government Loan Program Series C (Miscellaneous Revenue)	5.00	11-1-2020	1,500,000	1,670,850
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2018	3,100,000	3,332,252
Michigan Finance Authority Series 25-A (Education Revenue)	5.00	11-1-2019	1,500,000	1,653,840
Michigan Finance Authority Series H-1 (Tax Revenue)	5.00	10-1-2021	1,565,000	1,798,169
Michigan Finance Authority St. John Health System Series A (Health Revenue, Ambac Insured)	5.00	5-15-2018	300,000	301,197
Michigan Financial Authority Local Government Loan Program Series C7 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,000,000	2,379,580
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2022	2,700,000	3,220,911
Michigan Financial Authority Local Government Loan Program Series D1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2023	2,000,000	2,429,620
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2021	6,355,000	7,453,271
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2022	2,080,000	2,474,763
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2023	3,670,000	4,431,452
Michigan Financial Authority Local Government Loan Program Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2024	2,130,000	2,616,300
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2019	500,000	505,920
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2018	595,000	596,285
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.13	5-1-2020	500,000	506,060
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2023	1,900,000	1,932,338
Michigan Public Educational Facilities Authority Chandler Park Academy (Miscellaneous Revenue)	6.35	11-1-2028	1,500,000	1,503,150

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13%	7-1-2045	$7,500,000	$7,701,225
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	1,950,000	2,004,971
Tender Option Bond Trust Receipts Portage Public School (GO Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.55	5-1-2031	5,000,000	5,000,000
Wayne County MI Series 2016 (GO Revenue)	4.25	12-1-2018	3,500,000	3,534,755
Wayne County MI Airport Authority AMT Detroit Metropolitan Airport Series C (Airport Revenue)	5.00	12-1-2022	1,000,000	1,142,350

				96,735,296

Minnesota: 0.29%
Hayward MN HCFR St. John’s Lutheran Home of Albert Lea Project Series 2015 (Health Revenue)	2.75	11-1-2017	5,000,000	5,032,750
St. Paul MN Housing & RDA Charter School Hmong College Prep Academy Series A (Miscellaneous Revenue)	4.75	9-1-2022	500,000	531,965

				5,564,715

Mississippi: 1.13%
Mississippi HFFA Baptist Health System Series A (Health Revenue) ±	1.69	8-15-2036	5,000,000	4,956,850
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.60	2-1-2022	16,600,000	16,600,000

				21,556,850

Nevada: 0.35%
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	4.00	9-1-2016	545,000	547,665
Carson City NV Carson Tahoe Regional Medical Center (Health Revenue)	5.00	9-1-2018	700,000	750,631
Clark County NV Department of Aviation Subordinated Lien Series D-3 (Airport Revenue, Bank of America NA LOC) ø	0.41	7-1-2029	4,000,000	4,000,000
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	3.00	6-1-2017	675,000	682,594
Las Vegas NV Special Improvement District #60 (Miscellaneous Revenue)	4.00	6-1-2018	665,000	687,876

				6,668,766

New Hampshire: 0.03%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	7-1-2016	520,000	520,057

New Jersey: 4.20%
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2017	2,100,000	2,150,841
Delaware River NJ Port Authority Pennsylvania & New Jersey Port District Project (Airport Revenue)	5.00	1-1-2018	1,230,000	1,307,650
Hudson County NJ Qualified General and Water Improvements Series 2012A and 2012B (GO Revenue, AGM Insured)	4.00	9-1-2018	1,140,000	1,212,949
New Jersey EDA Elite Pharmaceuticals Project Series A (Industrial Development Revenue)	6.50	9-1-2030	465,000	399,714
New Jersey EDA Port Newark Container Series B (Industrial Development Revenue, Sovereign Bank LOC) ø	0.69	7-1-2030	11,200,000	11,200,000
New Jersey EDA School Facilities Construction Project Prerefunded Bond Series EE (Miscellaneous Revenue)	5.50	9-1-2021	2,025,000	2,437,675
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.96	9-1-2027	12,500,000	11,234,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey EDA School Facilities Construction Project Series K (Miscellaneous Revenue, Ambac Insured)	5.25%	12-15-2020	$3,000,000	$3,361,200
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2024	1,645,000	1,921,278
New Jersey EDA School Facilities Construction Project Unrefunded Bond Series EE (Miscellaneous Revenue)	5.50	9-1-2021	750,000	846,308
New Jersey EDA School Facilities Construction Series C (Miscellaneous Revenue) ±	2.21	2-1-2018	6,500,000	6,472,830
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2020	500,000	569,620
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2021	585,000	669,164
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	7-1-2021	900,000	1,042,803
New Jersey EDA The Goethals Bridge Replacement Project (Industrial Development Revenue)	5.00	1-1-2023	400,000	466,856
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	12,000,000	8,156,400
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,900,000	2,128,304
New Jersey TTFA Series AA (Transportation Revenue)	2.50	6-15-2018	2,150,000	2,182,852
New Jersey TTFA Series AA (Transportation Revenue)	4.00	6-15-2018	2,900,000	3,027,745
New Jersey TTFA Series AA (Transportation Revenue)	5.00	6-15-2023	4,665,000	5,278,587
New Jersey TTFA Series B (Transportation Revenue)	5.00	6-15-2020	2,000,000	2,202,940
New Jersey TTFA Series D (Transportation Revenue)	5.00	12-15-2023	6,960,000	7,901,758
Newark NJ Housing Authority (Miscellaneous Revenue, National Insured)	5.25	1-1-2019	2,995,000	3,290,067
Paterson NJ General Improvement (GO Revenue, AGM Insured)	5.00	6-15-2020	400,000	438,952

				79,900,993

New Mexico: 0.91%
New Mexico Educational Assistance Foundation Series A2 (Education Revenue) ±	1.32	12-1-2028	260,000	258,713
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.06	11-1-2039	17,100,000	16,967,133

				17,225,846

New York: 9.20%
Albany NY IDA Foundation State University Project Series A (Education Revenue) ±	0.77	7-1-2032	3,030,000	3,030,000
Albany NY IDA Teresan House Series A (Health Revenue, Citizens Bank LOC) ø	0.65	7-1-2016	545,000	545,000
Build New York City Resource Corporation Bronx Charter School for International Cultures & Arts Series A (Education Revenue)	3.88	4-15-2023	1,000,000	1,012,760
Deutsche Bank SPEAR/LIFER Trust Series DBE 1088 (GO Revenue, HUD Insured, Deutsche Bank LIQ) 144Aø	1.06	9-1-2029	8,255,000	8,255,000
East Rochester NY Housing Authority Home Good Sheperd Project Series A (Housing Revenue, Citizens Bank LOC) ø	0.65	12-1-2036	2,655,000	2,655,000
Metropolitan Transportation Authority Subseries E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.40	11-15-2050	10,000,000	10,000,000
Monroe County NY Greece New York Central School (GO Revenue)	2.00	6-30-2017	7,900,000	7,990,929
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	8-15-2025	7,195,000	7,209,390
New York IDA American Airlines JFK International Airport (Industrial Development Revenue)	7.50	8-1-2016	840,000	844,998
New York Local Government Assistance Corporation Series A9V (Tax Revenue, AGM Insured) ±(m)(n)	0.57	4-1-2017	625,000	623,438

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Metropolitan Transportation Authority Dedicated Tax Fund (Tax Revenue) ±	1.36%	11-1-2019	$7,500,000	$7,503,900
New York NY Energy Research & Development Authority Gas Facilities Brooklyn Union Gas Project Series A1 (Utilities Revenue, National Insured) ±(m)(n)	0.75	12-1-2020	8,250,000	7,899,375
New York NY Industrial Development Agency Congregation Machine Chaim Incorporated (Miscellaneous Revenue, Santander Bank NA LOC) ø	0.68	5-1-2036	7,050,000	7,050,000
New York NY John F. Kennedy International Airport Project Series B (Industrial Development Revenue) ±	2.00	8-1-2028	2,800,000	2,797,144
New York NY Series A-6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.55	11-1-2026	7,000,000	7,000,000
New York NY Series J-4 (GO Revenue) ±	0.96	8-1-2025	6,700,000	6,700,201
New York NY Transitional Finance Authority Sub Series 2B (Tax Revenue, Dexia Credit Local SPA) ø	0.54	11-1-2022	5,000,000	5,000,000
New York NY Transitional Finance Authority Sub Series 2E (Tax Revenue, Dexia Credit Local SPA) ø	0.64	11-1-2022	3,005,000	3,005,000
New York NY Transitional Finance Authority Sub Series A3 (Tax Revenue, Dexia Credit Local SPA) ø	0.55	8-1-2023	16,050,000	16,050,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.54	8-1-2031	10,000,000	10,000,000
New York Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	5.00	6-1-2022	3,000,000	3,116,220
New York Tobacco Settlement Financing Corporation Series B (Tobacco Revenue)	5.00	6-1-2021	9,500,000	9,869,360
New York Transportation Development Corporation American Airlines Incorporated John F Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2026	2,750,000	3,041,748
New York Transportation Development Corporation American Airlines Incorporated John F Kennedy International Airport Project Series 2016 (Airport Revenue)	5.00	8-1-2020	8,000,000	8,804,800
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	13,950,000	13,955,580
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2020	10,000,000	11,523,400
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2017	250,000	257,863
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2018	500,000	533,830
Oyster Bay NY (GO Revenue)	3.75	3-31-2017	1,350,000	1,362,366
Suffolk County NY Economic Development Corporation (Health Revenue)	5.00	7-1-2017	1,000,000	1,041,350
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2019	575,000	637,698
Suffolk County NY Tobacco Asset Securitization Corporation (Tobacco Revenue)	5.00	6-1-2020	625,000	710,938
Suffolk County NY Village of Ocean Beach BAN (GO Revenue)	2.00	4-13-2017	4,000,000	4,035,840
Ulster County NY Resource Recovery Agency (Resource Recovery Revenue)	3.00	3-1-2017	900,000	911,916

				174,975,044

North Carolina: 0.10%
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue) ±	0.80	6-1-2038	1,975,000	1,975,000

North Dakota: 0.06%
Ward County ND Health Care Facility Trinity Obligated Group Series B (Health Revenue)	6.25	7-1-2021	1,080,000	1,085,000

Ohio: 2.67%
Akron OH Sanitary Sewer System Improvement Project (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2017	750,000	791,242

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Alliance OH Hospital Alliance Obligated Group (HCFR, Radian Insured) (Health Revenue, JPMorgan Chase & Company LOC, AGC Insured) ±	0.35%	12-1-2032	$4,650,000	$4,650,000
Cleveland OH Airport System Series B (Airport Revenue, AGM Insured) %%	5.00	1-1-2022	3,270,000	3,798,497
Cleveland OH Airport System Series B (Airport Revenue, AGM Insured) %%	5.00	1-1-2023	3,010,000	3,562,546
Cleveland OH Airport System Series B (Airport Revenue, AGM Insured) %%	5.00	1-1-2024	2,100,000	2,530,668
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2020	1,000,000	1,022,310
Cleveland OH Airport System Series C (Airport Revenue, AGM Insured)	5.00	1-1-2022	5,000,000	5,111,550
Ohio Air Quality Development Authority PCR Facilities Refunding Bond FirstEnergy Generation Project (Resource Recovery Revenue) ±	3.10	3-1-2023	2,000,000	2,020,940
Ohio University Hospital Health System Series B (Health Revenue) ø	0.72	1-15-2045	10,000,000	10,000,000
Ohio University Hospital Health System Series B (Health Revenue) ø	0.72	1-15-2033	5,000,000	5,000,000
Ohio Water Development Authority First Energy Nuclear Generation Project Series A (Water & Sewer Revenue)	3.00	5-15-2019	7,000,000	7,059,500
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	5,000,000	5,142,350

				50,689,603

Oklahoma: 0.15%
Comanche County OK Hospital Authority Series A (Health Revenue)	5.00	7-1-2018	795,000	834,543
Woodward County OK PFFA Series B (Tax Revenue)	3.25	9-1-2026	2,000,000	2,025,200

				2,859,743

Oregon: 0.16%
Polk County OR Hospital Facility Authority Dallas Retirement Village Project Series A (Health Revenue)	3.63	7-1-2020	3,000,000	3,013,800

Other: 0.10%
Public Housing Capital Fund Trust II (Miscellaneous Revenue, HUD Insured) 144A	4.50	7-1-2022	1,894,791	1,974,543

Pennsylvania: 4.46%
Allegheny County PA Penn Hills School District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2023	1,025,000	1,206,312
Allegheny County PA Penn Hills Schools District Series 2015 (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-15-2022	340,000	394,138
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	2,000,000	2,037,420
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.93	11-1-2039	8,750,000	8,819,212
Delaware County PA IDA Chester Charter School Series A (Education Revenue) 144A	4.38	6-1-2026	1,785,000	1,819,522
Delaware County PA IDA Chester Community Charter School (Education Revenue)	4.50	8-15-2017	2,035,000	2,058,748
Delaware Valley PA Regional Finance Authority (Miscellaneous Revenue)	5.75	7-1-2017	1,191,000	1,249,645
Fulton County PA IDA Medical Center Project (Health Revenue)	2.40	7-1-2020	3,125,000	3,164,406
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2022	1,575,000	1,818,716
Montgomery County PA HEFAR Arcadia University (Education Revenue)	5.00	4-1-2023	1,655,000	1,941,729
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.60	3-1-2034	7,500,000	7,739,850
Montgomery County PA IDA Peco Energy Company Project Series B (Industrial Development Revenue) ±	2.55	6-1-2029	10,340,000	10,576,889
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project (Resource Recovery Revenue) ±	0.90	6-1-2044	2,000,000	2,000,000
Pennsylvania HEFAR Shippensburg University Student Services (Education Revenue)	4.00	10-1-2017	550,000	564,564

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00%	4-1-2019	$4,650,000	$5,041,251
Pennsylvania Public School Building Authority Albert Gallatin Area School District Project (Miscellaneous Revenue) ±	1.11	9-1-2024	4,235,000	4,234,915
Pennsylvania Turnpike Commission Series A (Transportation Revenue) ±	1.09	12-1-2018	11,150,000	11,132,829
Pennsylvania Turnpike Commission Series B (Transportation Revenue) ±	1.66	12-1-2020	10,000,000	10,088,400
Philadelphia PA Authority for Industrial Development Tacony Academy Christian School Project Series A-1 (Education Revenue)	6.25	6-15-2023	730,000	830,317
Philadelphia PA Hospital & HEFAR Temple University Health System Series B (Health Revenue)	5.00	7-1-2017	1,500,000	1,553,280
Philadelphia PA School District Series B (GO Revenue)	3.13	9-1-2020	200,000	206,462
Philadelphia PA School District Series E (GO Revenue)	5.25	9-1-2023	5,770,000	6,353,462

				84,832,067

Puerto Rico: 1.39%
Puerto Rico Aqueduct & Sewer Authority Series A (Water & Sewer Revenue, AGC Insured)	5.00	7-1-2016	5,190,000	5,190,571
Puerto Rico CAB Refunding Bonds (Miscellaneous Revenue, National Insured) ¤	0.00	7-1-2016	400,000	399,928
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,035,570
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	1,015,000	1,015,081
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	2,740,000	2,740,274
Puerto Rico Highway & Transportation Authority Series A (Tax Revenue, Ambac Insured) ¤	0.00	7-1-2017	1,890,000	1,821,960
Puerto Rico Highway & Transportation Authority Series BB (Transportation Revenue, Ambac Insured)	5.25	7-1-2017	3,185,000	3,223,124
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,840,000	1,948,174
Puerto Rico Municipal Finance Authority Series C (Miscellaneous Revenue, AGM Insured)	5.25	8-1-2017	300,000	312,000
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	7,050,000	8,023,817
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	2,800,000	322,000
Puerto Rico Series PA-650 (Tax Revenue, National Insured)	6.00	7-1-2016	325,000	325,036

				26,357,535

Rhode Island: 0.43%
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2022	1,940,000	2,245,899
Providence RI RDA Series A (Miscellaneous Revenue)	5.00	4-1-2023	1,585,000	1,857,446
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	975,000	977,057
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	4-1-2027	15,000	15,130
Tobacco Settlement Financing Corporation Series A (Tobacco Revenue)	2.25	6-1-2041	3,135,000	3,156,475

				8,252,007

South Carolina: 1.57%
Berkeley County SC Nucor Corporation Project (Industrial Development Revenue) ø	0.70	9-1-2028	12,700,000	12,700,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)
Royal Bank of Canada Municipal Products Incorporated Trust Floater Series O-9 (Utilities Revenue, Royal Bank of Canada LIQ) 144Aø	0.50%	7-1-2018	$9,300,000	$9,300,000
South Carolina Jobs EDA Brashier Charter LLC Project (Education Revenue, SunTrust Bank LOC) ø	0.48	12-1-2038	6,860,000	6,860,000
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	5.75	11-1-2023	985,000	1,059,230

				29,919,230

South Dakota: 0.06%
South Dakota HEFA (Health Revenue)	4.50	9-1-2019	990,000	1,070,685

Tennessee: 1.13%
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.38	6-1-2042	10,000,000	10,000,000
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,655,000	1,732,719
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	4,000,000	4,342,240
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2020	4,720,000	5,430,643

				21,505,602

Texas: 7.88%
Austin TX Airport Systems Bond (Airport Revenue)	5.00	11-15-2026	1,655,000	2,023,055
Austin TX Community College District Series A (Education Revenue)	4.00	2-1-2023	300,000	347,745
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2021	1,000,000	1,167,040
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2023	500,000	607,005
Clifton TX Higher Education Finance Corporation International Leadership Series 2015A (Education Revenue)	4.63	8-15-2025	8,905,000	9,502,080
Clifton TX Higher Education Finance Corporation Uplift Education Series A (Education Revenue)	4.00	12-1-2025	3,740,000	4,163,817
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12-15-2016	20,000	20,123
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2017	1,100,000	1,123,760
Guadalupe County TX City of Seguin Board of Managers Hospital Mortgage Refunding and Improvement Bonds Series 2015 (Health Revenue)	5.00	12-1-2016	1,000,000	1,016,610
Guadalupe County TX City of Seguin Board of Managers Hospital Mortgage Refunding and Improvement Bonds Series 2015 (Health Revenue)	5.00	12-1-2017	725,000	760,815
Houston TX Independent School District Series B (GO Revenue) ±	1.70	6-1-2036	14,000,000	14,209,440
Houston TX Midtown RDA Series 2011 (Tax Revenue)	5.00	1-1-2017	2,270,000	2,314,855
Houston TX Public Improvement Refunding Bonds Series A (GO Revenue)	5.00	3-1-2020	11,000,000	12,575,640
Hunt TX Memorial Hospital Series 1998 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA) ø	0.53	8-15-2017	2,725,000	2,725,000
Lewisville TX Independent School District Series B (GO Revenue)	5.00	8-15-2024	5,290,000	6,634,771
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.75	2-15-2018	250,000	250,538
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.40	2-15-2017	225,000	224,975
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	1.95	2-15-2019	250,000	251,340
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00	2-15-2020	810,000	899,351

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Mesquite TX Health Facilities Development Corporation Christian Care Centers Incorporated Project Series 2016 (Health Revenue)	5.00%	2-15-2021	$560,000	$634,911
Newark TX Higher Educational Finance Corporation Charter Schools Incorporated Series 2015 A (Education Revenue) 144A	4.63	8-15-2025	1,485,000	1,559,948
North Texas Higher Education Authority Incorporated Student Loan Series 2 Class A (Education Revenue) ±	1.63	4-1-2037	2,225,000	2,225,267
North Texas Tollway Authority System Refunding Bonds Series C (Transportation Revenue) ±	1.06	1-1-2038	3,550,000	3,524,121
Pearland TX Permanent Improvement Series 2015 (GO Revenue)	5.00	3-1-2021	1,000,000	1,180,560
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series A (Resource Recovery Revenue) ø	0.52	4-1-2040	5,700,000	5,700,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.53	4-1-2040	3,100,000	3,100,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ±	0.52	11-1-2040	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.53	11-1-2040	8,000,000	8,000,000
Sam Rayburn TX Municipal Power Agency Bonds Series 2012 (Utilities Revenue)	5.00	10-1-2017	560,000	588,672
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2974 (Health Revenue, Credit Suisse LIQ) 144Aø	0.61	11-15-2029	2,700,000	2,700,000
Tender Option Bond Trust Receipts Floaters Series 2015 (Transportation Revenue, Barclays Bank plc LIQ) 144Aø	0.67	7-1-2021	10,500,000	10,500,000
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	1,010,000	1,034,210
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.88	9-15-2017	4,465,000	4,448,792
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2020	185,000	199,073
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2021	310,000	337,674
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	4.00	4-1-2022	430,000	472,084
Texas New Hope ECFA Collegiate Housing Tarleton State University Series A (Housing Revenue)	5.00	4-1-2025	480,000	571,714
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2020	1,715,000	1,931,913
Texas PFA Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2021	1,275,000	1,459,748
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.65	4-1-2026	13,000,000	13,000,000
Weslaco TX Health Facilities Development Various Refunding and Improvement Knapp Medical Center Series A (Health Revenue, Compass Bank LOC) ø	0.74	6-1-2038	6,480,000	6,480,000
Weslaco TX Health Facilities Development Various Refunding and Improvement Knapp Medical Center Series B (Health Revenue, Compass Bank LOC) ø	0.74	6-1-2031	6,795,000	6,795,000
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, National/FHA Insured)	7.65	7-1-2022	2,125,000	2,614,260

				149,875,907

Vermont: 1.01%
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2021	1,800,000	2,043,162
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00	6-15-2022	550,000	630,207

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Vermont (continued)
Vermont Student Assistance Corporation Education Loan Series A (Education Revenue)	5.00%	6-15-2023	$1,200,000	$1,396,944
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.46	6-2-2042	11,713,564	11,502,486
Vermont Student Assistance Corporation Series BCL-A1 (Education Revenue) ±	2.18	6-1-2022	3,654,548	3,696,064

				19,268,863

Virgin Islands: 0.09%
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	1,600,000	1,662,496

Virginia: 1.23%
Caroline County VA Industrial Development Public Facility Lease BAN (Miscellaneous Revenue)	4.00	8-1-2016	1,800,000	1,803,402
Dulles VA Town Center CDA (Miscellaneous Revenue)	4.00	3-1-2017	1,910,000	1,933,818
Louisa VA Electric and Power IDA Series 2008B (Utilities Revenue) ±	2.15	11-1-2035	19,000,000	19,712,690

				23,449,910

Washington: 2.08%
King County WA Sewer Series B (Water & Sewer Revenue, Landesbank Hessen-Thüringen LOC) ±	0.42	1-1-2032	6,000,000	6,000,000
Redmond WA Library Capital Facilities Area (GO Revenue)	5.00	12-1-2017	200,000	200,804
Washington Eclipse Funding Trust Various States Solar Eclipse (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144Aø	0.42	12-1-2031	9,945,000	9,945,000
Washington HCFR Catholic Health Initiatives Series B (Health Revenue) ±	1.81	1-1-2035	15,000,000	14,867,700
Washington Housing Finance Commission Nonprofit Housing Bonds Heron’s Key Senior Living Series B3 (Health Revenue) 144A	4.38	1-1-2021	1,625,000	1,650,041
Washington Housing Finance Commission Wesley Homes (Health Revenue, AGC Insured)	5.63	1-1-2022	6,545,000	6,914,531

				39,578,076

West Virginia: 0.28%
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC) ø	0.72	2-1-2036	5,275,000	5,275,000

Wisconsin: 2.23%
Franklin WI Waste Management Series A (Resource Recovery Revenue)	1.00	11-1-2016	15,000,000	15,005,100
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	3,800,000	4,253,758
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	4.75	8-1-2023	1,140,000	1,261,102
Pine Lake WI PFA Preparatory Series 2015 (Education Revenue) 144A	4.35	3-1-2025	2,710,000	2,874,199
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	3.00	12-1-2020	720,000	770,630
Wisconsin HEFA Bellin Memorial Hospital Series 2015 (Health Revenue)	5.00	12-1-2022	755,000	915,966
Wisconsin HEFA Wheaton Franciscan Healthcare Series A (Health Revenue)	5.25	8-15-2034	10,000,000	10,057,800
Wisconsin PFA Airport Series C (Airport Revenue)	5.00	7-1-2022	2,700,000	2,964,438
Wisconsin Residual Interest Bonds Floater Trust Various States Series 2WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.58	5-1-2018	4,310,000	4,310,000

				42,412,993

Wyoming: 2.16%
Gillette WY Customized Purchase Pollution Control Series 1988 (Industrial Development Revenue) ø	0.47	1-1-2018	10,000,000	10,000,000

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Strategic Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Wyoming (continued)
Lincoln County WY PCR Refunding Bond PacifiCorp Project Series 1994 (Industrial Development Revenue) ø	0.47%	11-1-2024	$7,530,000	$7,530,000
Sweetwater County WY PCR Refunding Bond PacifiCorp Project Series A (Industrial Development Revenue) ø	0.52	1-1-2017	23,500,000	23,500,000

				41,030,000

Total Municipal Obligations (Cost $1,776,671,195)				1,805,825,739

Yankee Corporate Bonds and Notes: 0.53%

Financials: 0.53%

Banks: 0.53%
HSBC Holdings plc	4.25	8-18-2025	10,000,000	10,095,510

Total Yankee Corporate Bonds and Notes (Cost $9,994,900)				10,095,510

Other: 0.56%
Eaton Vance New York Municipal Income Trust	1.91	9-1-2019	10,600,000	10,616,112

Total Other (Cost $10,600,000)				10,616,112

	Yield		Shares
Short-Term Investments: 1.53%

Investment Companies: 1.44%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.30		27,442,222	27,442,222

			Principal
U.S. Treasury Securities: 0.09%
U.S. Treasury Bill #(z)	0.26	9-15-2016	$1,650,000	1,649,246

Total Short-Term Investments (Cost $29,091,295)				$29,091,468

Total investments in securities (Cost $1,826,357,390) *	97.60%	1,855,628,829
Other assets and liabilities, net	2.40	45,536,041

Total net assets	100.00%	$1,901,164,870

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	27

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $1,826,358,431 and unrealized gains (losses) consists of:

Gross unrealized gains	$33,879,254
Gross unrealized losses	(4,608,856)

Net unrealized gains	$29,270,398

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Strategic Municipal Bond Fund	Statement of assets and liabilities—June 30, 2016

Assets
Investments
In unaffiliated securities, at value (cost $1,798,915,168)	$1,828,186,607
In affiliated securities, at value (cost $27,442,222)	27,442,222

Total investments, at value (cost $1,826,357,390)	1,855,628,829
Receivable for investments sold	49,711,052
Receivable for Fund shares sold	8,202,545
Receivable for interest	11,898,599
Receivable for daily variation margin on open futures contracts	56,651
Prepaid expenses and other assets	180,843

Total assets	1,925,678,519

Liabilities
Dividends payable	246,988
Payable for investments purchased	12,222,263
Payable for Fund shares redeemed	5,989,803
Payable for daily variation margin on open futures contracts	10,703
Due to custodian	4,920,781
Management fee payable	545,364
Distribution fees payable	95,979
Administration fees payable	185,385
Accrued expenses and other liabilities	296,383

Total liabilities	24,513,649

Total net assets	$1,901,164,870

NET ASSETS CONSIST OF
Paid-in capital	$1,865,284,071
Overdistributed net investment income	(260,322)
Accumulated net realized gains on investments	9,518,646
Net unrealized gains on investments	26,622,475

Total net assets	$1,901,164,870

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$726,135,016
Shares outstanding – Class A1	80,129,221
Net asset value per share – Class A	$9.06
Maximum offering price per share – Class A2	$9.44
Net assets – Class B	$629,069
Shares outstanding – Class B1	69,595
Net asset value per share – Class B	$9.04
Net assets – Class C	$156,559,504
Shares outstanding – Class C1	17,215,921
Net asset value per share – Class C	$9.09
Net assets – Administrator Class	$408,846,026
Shares outstanding – Administrator Class[1]	45,131,246
Net asset value per share – Administrator Class	$9.06
Net assets – Institutional Class	$608,995,255
Shares outstanding – Institutional Class[1]	67,214,530
Net asset value per share – Institutional Class	$9.06

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/96 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended June 30, 2016	Wells Fargo Strategic Municipal Bond Fund	29

Investment income
Interest	$38,457,796
Dividends	1,047,342
Income from affiliated securities	24,386

Total investment income	39,529,524

Expenses
Management fee	6,297,461
Administration fees
Class A	1,033,624
Class B	1,418
Class C	244,775
Administrator Class	470,057
Institutional Class	337,751
Shareholder servicing fees
Class A	1,615,037
Class B	2,216
Class C	382,461
Administrator Class	1,171,119
Distribution fees
Class B	6,648
Class C	1,147,384
Custody and accounting fees	102,149
Professional fees	62,524
Registration fees	156,000
Shareholder report expenses	43,118
Trustees’ fees and expenses	7,971
Other fees and expenses	20,060

Total expenses	13,101,773
Less: Fee waivers and/or expense reimbursements	(303,087)

Net expenses	12,798,686

Net investment income	26,730,838

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	13,411,419
Futures transactions	(1,848,979)

Net realized gains on investments	11,562,440

Net change in unrealized gains (losses) on:
Unaffiliated securities	25,888,304
Futures transactions	(2,648,964)

Net change in unrealized gains (losses) on investments	23,239,340

Net realized and unrealized gains (losses) on investments	34,801,780

Net increase in net assets resulting from operations	$61,532,618

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Strategic Municipal Bond Fund	Statement of changes in net assets

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$26,730,838		$18,254,823
Net realized gains on investments		11,562,440		6,401,428
Net change in unrealized gains (losses) on investments		23,239,340		(15,967,757)

Net increase in net assets resulting from operations		61,532,618		8,688,494

Distributions to shareholders from
Net investment income
Class A		(10,092,186)		(7,013,266)
Class B		(7,361)		(5,108)
Class C		(1,247,141)		(618,851)
Administrator Class		(7,962,494)		(7,224,681)
Institutional Class		(7,975,567)		(3,392,920)
Net realized gains
Class A		(1,603,578)		(5,154,519)
Class B		(2,508)		(10,851)
Class C		(403,600)		(1,307,185)
Administrator Class		(1,254,440)		(4,674,679)
Institutional Class		(1,022,196)		(2,007,331)

Total distributions to shareholders		(31,571,071)		(31,409,391)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	29,803,012	268,004,154	29,777,905	268,139,655
Class B	17	155	464	4,204
Class C	3,644,420	32,849,534	4,088,660	36,992,480
Administrator Class	24,016,958	215,580,158	36,226,756	326,687,608
Institutional Class	49,566,722	445,463,474	40,415,312	364,245,212

		961,897,475		996,069,159

Reinvestment of distributions
Class A	1,210,914	10,875,081	1,269,048	11,415,209
Class B	1,056	9,452	1,639	14,702
Class C	154,668	1,393,195	176,306	1,591,626
Administrator Class	1,002,592	8,998,639	1,252,089	11,262,338
Institutional Class	720,101	6,471,003	418,251	3,760,225

		27,747,370		28,044,100

Payment for shares redeemed
Class A	(22,262,767)	(199,832,447)	(32,374,935)	(291,426,105)
Class B	(42,405)	(380,448)	(59,588)	(535,517)
Class C	(3,692,094)	(33,238,979)	(3,311,728)	(29,908,893)
Administrator Class	(39,420,096)	(353,739,011)	(35,139,053)	(316,470,287)
Institutional Class	(18,937,647)	(169,986,975)	(8,239,599)	(74,013,710)

		(757,177,860)		(712,354,512)

Net increase in net assets resulting from capital share transactions		232,466,985		311,758,747

Total increase in net assets		262,428,532		289,037,850

Net assets
Beginning of period		1,638,736,338		1,349,698,488

End of period		$1,901,164,870		$1,638,736,338

Overdistributed net investment income		$(260,322)		$(87,766)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Municipal Bond Fund	31

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.90	$9.03	$8.87	$8.94	$8.77
Net investment income	0.14	0.10	0.17	0.13	0.21
Net realized and unrealized gains (losses) on investments	0.18	(0.05)	0.21	0.01	0.18

Total from investment operations	0.32	0.05	0.38	0.14	0.39
Distributions to shareholders from
Net investment income	(0.14)	(0.10)	(0.17)	(0.13)	(0.21)
Net realized gains	(0.02)	(0.08)	(0.05)	(0.08)	(0.01)

Total distributions to shareholders	(0.16)	(0.18)	(0.22)	(0.21)	(0.22)
Net asset value, end of period	$9.06	$8.90	$9.03	$8.87	$8.94
Total return[1]	3.67%	0.56%	4.41%	1.59%	4.48%
Ratios to average net assets (annualized)
Gross expenses	0.81%	0.81%	0.83%	0.82%	0.83%
Net expenses	0.81%	0.81%	0.82%	0.82%	0.83%
Net investment income	1.53%	1.16%	1.91%	1.49%	2.31%
Supplemental data
Portfolio turnover rate	53%	39%	51%	49%	74%
Net assets, end of period (000s omitted)	$726,135	$635,610	$656,256	$609,303	$549,357

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS B	2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.88	$9.00	$8.85	$8.92	$8.75
Net investment income	0.07 [1]	0.04 [1]	0.10 [1]	0.07 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	0.18	(0.04)	0.20	0.01	0.17

Total from investment operations	0.25	(0.00)	0.30	0.08	0.32
Distributions to shareholders from
Net investment income	(0.07)	(0.04)	(0.10)	(0.07)	(0.14)
Net realized gains	(0.02)	(0.08)	(0.05)	(0.08)	(0.01)

Total distributions to shareholders	(0.09)	(0.12)	(0.15)	(0.15)	(0.15)
Net asset value, end of period	$9.04	$8.88	$9.00	$8.85	$8.92
Total return[2]	2.91%	(0.08)%	3.53%	0.83%	3.71%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.56%	1.58%	1.57%	1.58%
Net expenses	1.56%	1.56%	1.57%	1.57%	1.58%
Net investment income	0.79%	0.40%	1.17%	0.77%	1.69%
Supplemental data
Portfolio turnover rate	53%	39%	51%	49%	74%
Net assets, end of period (000s omitted)	$629	$985	$1,516	$2,128	$3,738

[1]	Calculated based upon average shares outstanding

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Municipal Bond Fund	33

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.94	$9.06	$8.90	$8.97	$8.80
Net investment income	0.07	0.04	0.10	0.07	0.14
Net realized and unrealized gains (losses) on investments	0.17	(0.04)	0.21	0.01	0.18

Total from investment operations	0.24	0.00	0.31	0.08	0.32
Distributions to shareholders from
Net investment income	(0.07)	(0.04)	(0.10)	(0.07)	(0.14)
Net realized gains	(0.02)	(0.08)	(0.05)	(0.08)	(0.01)

Total distributions to shareholders	(0.09)	(0.12)	(0.15)	(0.15)	(0.15)
Net asset value, end of period	$9.09	$8.94	$9.06	$8.90	$8.97
Total return[1]	2.78%	(0.08)%	3.63%	0.83%	3.69%
Ratios to average net assets (annualized)
Gross expenses	1.56%	1.56%	1.58%	1.57%	1.58%
Net expenses	1.56%	1.56%	1.57%	1.57%	1.58%
Net investment income	0.78%	0.40%	1.16%	0.74%	1.59%
Supplemental data
Portfolio turnover rate	53%	39%	51%	49%	74%
Net assets, end of period (000s omitted)	$156,560	$152,882	$146,329	$152,155	$147,006

[1]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Strategic Municipal Bond Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015	2014	2013	2012
Net asset value, beginning of period	$8.90	$9.02	$8.87	$8.94	$8.76
Net investment income	0.15	0.12	0.18	0.15	0.22
Net realized and unrealized gains (losses) on investments	0.18	(0.04)	0.20	0.01	0.19

Total from investment operations	0.33	0.08	0.38	0.16	0.41
Distributions to shareholders from
Net investment income	(0.15)	(0.12)	(0.18)	(0.15)	(0.22)
Net realized gains	(0.02)	(0.08)	(0.05)	(0.08)	(0.01)

Total distributions to shareholders	(0.17)	(0.20)	(0.23)	(0.23)	(0.23)
Net asset value, end of period	$9.06	$8.90	$9.02	$8.87	$8.94
Total return	3.80%	0.80%	4.44%	1.73%	4.76%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.75%	0.77%	0.76%	0.75%
Net expenses	0.68%	0.68%	0.68%	0.68%	0.68%
Net investment income	1.66%	1.28%	2.05%	1.62%	2.42%
Supplemental data
Portfolio turnover rate	53%	39%	51%	49%	74%
Net assets, end of period (000s omitted)	$408,846	$529,945	$516,069	$521,312	$435,170

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Strategic Municipal Bond Fund	35

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015	2014	2013[1]
Net asset value, beginning of period	$8.90	$9.03	$8.87	$9.06
Net investment income	0.17	0.13	0.20	0.08 [2]
Net realized and unrealized gains (losses) on investments	0.18	(0.05)	0.21	(0.10)

Total from investment operations	0.35	0.08	0.41	(0.02)
Distributions to shareholders from
Net investment income	(0.17)	(0.13)	(0.20)	(0.09)
Net realized gains	(0.02)	(0.08)	(0.05)	(0.08)

Total distributions to shareholders	(0.19)	(0.21)	(0.25)	(0.17)
Net asset value, end of period	$9.06	$8.90	$9.03	$8.87
Total return[3]	4.02%	0.89%	4.77%	(0.28)%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.48%	0.50%	0.50%
Net expenses	0.48%	0.48%	0.48%	0.48%
Net investment income	1.85%	1.49%	2.27%	1.65%
Supplemental data
Portfolio turnover rate	53%	39%	51%	49%
Net assets, end of period (000s omitted)	$608,995	$319,313	$29,528	$31,868

[1]	For the period from November 30, 2012 (commencement of class operations) to June 30, 2013

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to financial statements	Wells Fargo Strategic Municipal Bond Fund	37

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. At June 30, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Overdistributed net investment income	Accumulated net realized gains on investments
$381,355	$(381,355)

As of June 30, 2016, the Fund had current year deferred post-October capital losses consisting of $1,483,657 in long-term losses which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

38	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$1,805,825,739	$0	$1,805,825,739

Yankee corporate bonds and notes	0	10,095,510	0	10,095,510

Other	0	10,616,112	0	10,616,112

Short-term investments
Investment companies	27,442,222	0	0	27,442,222
U.S. Treasury securities	1,649,246	0	0	1,649,246
	29,091,468	1,826,537,361	0	1,855,628,829
Futures contracts	56,651	0	0	56,651
Total assets	$29,148,119	$1,826,537,361	$0	$1,855,685,480
Liabilities
Futures contracts	$10,703	$0	$0	$10,703
Total liabilities	$10,703	$0	$0	$10,703

Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative

Notes to financial statements	Wells Fargo Strategic Municipal Bond Fund	39

services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.82% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares, 0.68% for Administrator Class shares, and 0.48% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares. For the year ended June 30, 2016, Funds Distributor received $20,894 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $716,910,614 and $699,736,260, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

40	Wells Fargo Strategic Municipal Bond Fund	Notes to financial statements

6. DERIVATIVE TRANSACTIONS

During the year ended June 30, 2016, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

As of June 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract Value at June 30, 2016	Unrealized losses
9-21-2016	JPMorgan	650 Short	10-Year U.S. Treasury Note	$86,439,844	$(2,347,394)
9-30-2016	JPMorgan	337 Short	5-Year U.S. Treasury Note	41,169,289	(301,570)

The Fund had an average notional amount of $1,626,484 and $70,940,237 in long and short futures contracts, respectively, during the year ended June 30, 2016.

On June 30, 2016, the cumulative unrealized losses on futures contracts in the amount of $2,648,964 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable/payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized losses and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	JPMorgan	$56,651	$(10,703)	$0	$45,948

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Futures – variation margin	JPMorgan	$10,703	$(10,703)	$0	$0

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

Notes to financial statements	Wells Fargo Strategic Municipal Bond Fund	41

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30
	2016	2015
Ordinary income	$3,379,804	$10,355,544
Tax-exempt income	24,413,314	17,846,390
Long-term capital gain	3,777,953	3,207,457

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Post-October capital loss deferred	Unrealized gains
$8,354,381	$(1,483,657)	$29,270,398

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

42	Wells Fargo Strategic Municipal Bond Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Strategic Municipal Bond Fund (formerly known as Wells Fargo Advantage Strategic Municipal Bond Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Strategic Municipal Bond Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

Other information (unaudited)	Wells Fargo Strategic Municipal Bond Fund	43

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $3,777,953 was designated as a 20% rate gain distribution for the fiscal year ended June 30, 2016.

For the fiscal year ended June 30, 2016, $1,702,966 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended June 30, 2016, $889,724 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 90.87% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

44	Wells Fargo Strategic Municipal Bond Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Strategic Municipal Bond Fund	45

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

46	Wells Fargo Strategic Municipal Bond Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Strategic Municipal Bond Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

Other information (unaudited)	Wells Fargo Strategic Municipal Bond Fund	47

The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays Short-Intermediate Municipal Bond Index, for all periods under review except the one- and ten-year periods.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

48	Wells Fargo Strategic Municipal Bond Fund	Other information (unaudited)

Economies of Scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Strategic Municipal Bond Fund	49

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244411 08-16 A257/AR257 6-16

Annual Report

June 30, 2016

Wells Fargo

Ultra Short-Term Municipal Income Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/ultra-short-term-municipal-income-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Ultra Short-Term Municipal Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Ultra Short-Term Municipal Income Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016.

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	3

The state of Illinois approved a six-month stopgap budget, a temporary but meaningful step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Ultra Short-Term Municipal Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Wendy Casetta

Lyle J. Fitterer, CFA,® CPA

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SMAVX)	10-2-2000	(1.41)	0.02	1.63	0.61	0.43	1.84	0.74	0.67
Class C (WFUSX )	3-31-2008	(1.19)	(0.30)	1.09	(0.19)	(0.30)	1.09	1.49	1.42
Administrator Class (WUSMX)	7-30-2010	–	–	–	0.68	0.50	1.93	0.68	0.60
Institutional Class (SMAIX)	7-31-2000	–	–	–	0.91	0.73	2.16	0.41	0.37
Barclays 1-Year Municipal Bond Index[4]	–	–	–	–	1.05	0.81	2.07	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 2.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	5

Growth of $10,000 investment as of June 30, 2016[5]

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays 1-Year Municipal Bond Index is the one-year component of the Barclays Municipal Bond Index, which is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays 1- Year Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 2.00%.

[6]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

6	Wells Fargo Ultra Short-Term Municipal Income Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark, the Barclays 1-Year Municipal Bond Index, for the 12-month period that ended June 30, 2016.

■	Security selection was the main detractor from performance. The Fund was overweight the outperforming industrial development revenue/pollution control revenue and hospital sectors, but its holdings within those sectors slightly underperformed the index.

■	Duration was significantly shorter than the benchmark’s duration because of the Fund’s ultra-short mandate, which helped results as short-term interest rates rose. Yield-curve positioning contributed to performance. At the front end, variable-rate demand note (VRDN) and floating-rate note (FRN) yields, with either daily or weekly coupon resets, benefited from higher short-term rates. Further out the curve, bond yields in the four- and five-year maturity range decreased, adding to performance.

■	An overweight to A-rated and BBB-rated bonds, combined with an underweight to higher-rated and prerefunded bonds, helped performance.

In a period of ultralow yields, short-term rates rose and longer-term rates declined.

At the beginning of the period, the base-case projection for an increase in the federal funds target rate was late 2015, which made bonds with shorter-term maturities less attractive due to a potential backup in municipal rates as the U.S. Federal Reserve (Fed) normalized its interest-rate policy. Also, money market reform is scheduled to take effect in October 2016. As a result, demand for municipal-money-market eligible paper declined and yields on the very front end of the yield curve rose. Consequently, the municipal yield curve flattened due to the underperformance of the short end of the curve and the outperformance of the longer end of the curve. Inflows into municipal bond funds remained positive as yields in other parts of the world have drifted into negative territory and investors are looking for alternatives.

Effective maturity distribution as of June 30, 2016[6]

During the past year, we managed the Fund in a conservative manner from a duration perspective. We held duration short relative to the benchmark by keeping nearly half of the Fund invested in VRDNs and FRNs. We believe both of these structures have the potential to benefit from a rise in interest rates while maintaining fairly stable prices and high levels of liquidity and adding little duration. We like the defensive nature of these structures and intend to maintain an overweight exposure. The balance of the portfolio was invested in securities with maturities in the four- to five-year part of the curve. We believe the steepness of the front-end of the yield curve is likely to provide nice total return opportunities as the securities roll down the yield curve, benefiting from a natural increase in price as maturities shorten while potentially providing higher levels of income.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	7

Credit quality as of June 30, 2016[7]

Credit-quality allocation helped results.

Lower-rated bonds on the shorter end of the yield curve did well during the past year. We believe lower-rated credits should continue to experience good performance as investors search for income and municipal credit trends improve. Some of our sector tactics included increasing the Fund’s exposure to short-term local general obligation bonds and corporate-backed municipal bonds because we believe near-term fundamentals continue to look favorable and yield spreads are attractive from a longer-term perspective. On the other hand, we have increased our exposure to housing bonds that are backed by an escrow invested in

Treasury bonds. This high-quality structure has provided a nice level of income while it increased the overall credit quality of the Fund.

Political noise and a lack of a state budget caused volatility within the state of Illinois, but the state’s bonds had some of the highest returns. We have been overweight Illinois bonds because we feel that the above-market income is compensating investors for the credit uncertainty. We continue to believe that the state’s economic backdrop and ability to raise revenues, combined with Illinois Governor Bruce Rauner’s focus on cutting expenses, should lead to tighter spreads. New Jersey bonds also performed well as spreads tightened. Finally, short-term insured Puerto Rico debt performed well over the period.

Rates may be lower for longer.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. It remains to be seen whether the spike down in rates is an overreaction. At this point, we still believe the U.S. economy should grow at about a 2% pace. With inflation close to the target 2% rate and the unemployment rate below 5%, it is clear that central-bank policies are keeping U.S. rates artificially low. Although we now think rates will stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to an increase in rates.

Please see footnotes on page 5.

8	Wells Fargo Ultra Short-Term Municipal Income Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,003.13	$3.34	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.37	0.67%
Class C
Actual	$1,000.00	$998.94	$7.06	1.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.80	$7.12	1.42%
Administrator Class
Actual	$1,000.00	$1,003.48	$2.99	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Class
Actual	$1,000.00	$1,004.63	$1.84	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.86	0.37%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	9

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 0.22%
Other securities				$12,330,750	0.22%

Total Agency Securities (Cost $12,744,996)				12,330,750	0.22

Municipal Obligations: 95.63%

Alabama: 2.88%
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.88%	11-15-2038	$39,545,000	39,557,259	0.72
Tender Option Bond Trust Receipts for Alabama Series XM0184 (Utilities Revenue, Morgan Stanley Bank LIQ) ø144A	0.84	9-1-2046	31,400,000	31,400,000	0.57
Other securities				88,261,652	1.59

				159,218,911	2.88

Alaska: 0.16%
Other securities				8,973,117	0.16

Arizona: 1.51%
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	0.90	12-1-2035	25,000,000	25,000,750	0.45
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.64	9-1-2045	47,825,000	47,825,000	0.86
Other securities				10,840,427	0.20

				83,666,177	1.51

Arkansas: 0.04%
Other securities				2,247,489	0.04

California: 6.46%
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series A (Transportation Revenue) ±	1.00	4-1-2047	28,885,000	28,915,618	0.52
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.67	4-1-2038	22,920,000	22,894,559	0.41
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.67	4-1-2038	15,600,000	15,582,684	0.28
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	0.67	4-1-2038	32,000,000	31,964,480	0.58
California Statewide CDA (Various Revenue) µ	0.52-5.00	11-15-2016 to 7-1-2040	48,660,000	48,703,130	0.89
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.51	7-1-2041	29,375,000	29,375,000	0.53
Other securities				179,760,797	3.25

				357,196,268	6.46

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Colorado: 0.57%
Other securities				$31,747,110	0.57%

Connecticut: 3.39%
Connecticut HEFA Yale University Series T-2 (Education Revenue) ±	0.60%	7-1-2029	$34,520,000	34,525,523	0.62
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	24,600,000	24,663,222	0.45
Other securities				128,163,364	2.32

				187,352,109	3.39

Delaware: 0.64%
Other securities				35,400,000	0.64

District of Columbia: 0.21%
Other securities				11,568,318	0.21

Florida: 3.98%
Miami-Dade County FL (Various Revenue) µ	0.61-5.25	10-1-2017 to 5-1-2031	91,435,000	92,358,185	1.68
Miami-Dade County FL School Board Certificate of Participation Series 3 (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.84	9-25-2024	27,895,000	27,895,000	0.50
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) ø144A	0.78	5-1-2037	25,000,000	25,000,000	0.45
Other securities				75,066,512	1.35

				220,319,697	3.98

Georgia: 3.03%
Georgia Series G (GO Revenue) ±	0.81	12-1-2026	106,305,000	106,217,830	1.92
Other securities				61,355,201	1.11

				167,573,031	3.03

Guam: 0.07%
Other securities				3,766,366	0.07

Hawaii: 0.11%
Other securities				6,309,635	0.11

Idaho: 0.54%
Other securities				30,110,920	0.54

Illinois: 8.99%
Chicago IL Board of Education (GO Revenue) µ	0.00-5.25	12-1-2016 to 3-1-2032	31,375,000	30,642,642	0.56
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.14	3-1-2035	72,320,000	68,211,479	1.23
Deutsche Bank SPEAR/LIFER Trust Series DBE 1032 (Tax Revenue, Deutsche Bank LIQ) ø144A	0.66	12-1-2036	31,235,000	31,235,000	0.57
Illinois (Various Revenue)	2.50-5.00	8-1-2016 to 1-1-2021	116,110,000	120,678,062	2.18

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Illinois (continued)
Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ±	0.65%	6-1-2025	$38,675,000	$38,675,000	0.70%
Tender Option Bond Trust Receipts Floaters Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ) ø144A	0.68	8-15-2047	23,375,000	23,375,000	0.42
Other securities				184,229,463	3.33

				497,046,646	8.99

Indiana: 1.36%
Gary IN Woodlake-Concord Project (Housing Revenue, FHA Insured) ±	1.00	10-1-2017	22,715,000	22,722,723	0.41
Other securities				52,436,799	0.95

				75,159,522	1.36

Iowa: 0.62%
Other securities				34,534,515	0.62

Kansas: 0.63%
Other securities				34,598,254	0.63

Kentucky: 2.57%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	2.14	2-1-2040	30,700,000	30,717,499	0.56
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	50,920,000	52,863,616	0.96
Other securities				58,375,853	1.05

				141,956,968	2.57

Louisiana: 1.39%
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.82	2-1-2046	24,000,000	23,772,960	0.43
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.65	11-1-2040	35,000,000	35,000,000	0.63
Other securities				18,189,576	0.33

				76,962,536	1.39

Maine: 0.29%
Other securities				15,785,053	0.29

Maryland: 1.83%
Maryland CDA (Housing Revenue) µ	0.55-1.40	12-15-2016 to 12-1-2017	87,350,000	87,368,729	1.57
Other securities				14,036,696	0.26

				101,405,425	1.83

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Massachusetts: 2.47%
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ø	0.59%	8-1-2043	$78,750,000	$78,750,000	1.43%
Other securities				57,784,352	1.04

				136,534,352	2.47

Michigan: 3.83%
Michigan Finance Authority (Water & Sewer Revenue) µ	5.00	7-1-2016 to 7-1-2018	101,765,000	106,532,644	1.92
Other securities				105,225,232	1.91

				211,757,876	3.83

Minnesota: 0.89%
Other securities				48,953,257	0.89

Mississippi: 0.71%
Other securities				39,015,661	0.71

Missouri: 0.71%
Other securities				39,408,134	0.71

Nebraska: 0.20%
Other securities				11,244,850	0.20

Nevada: 0.02%
Other securities				1,062,780	0.02

New Jersey: 6.60%
New Jersey EDA (Various Revenue) µ	1.12-5.00	12-15-2016 to 6-15-2019	68,185,000	71,863,356	1.30
Other securities				293,265,537	5.30

				365,128,893	6.60

New Mexico: 0.73%
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.06	11-1-2039	40,685,000	40,368,878	0.73

New York: 13.29%
Metropolitan Transportation Authority New York (Various Revenue)	0.25-0.91	8-1-2016 to 11-15-2044	28,005,000	27,831,524	0.50
Metropolitan Transportation Authority New York Sub Series 3-3B (Tax Revenue) ±	0.75	11-1-2030	42,470,000	42,423,283	0.77
Metropolitan Transportation Authority New York Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.79	11-1-2032	36,650,000	36,590,627	0.66
Nassau County NY TAN Series A (GO Revenue)	2.00	9-15-2016	30,185,000	30,268,311	0.55
New York NY (Various Revenue) µ	0.15-0.96	8-1-2021 to 6-1-2036	39,315,000	39,315,659	0.71
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO Revenue, AGC Insured) ±(m)	0.55	10-1-2027	53,500,000	53,500,000	0.97
New York NY Series A-6 (GO Revenue) ±	0.91	8-1-2031	39,950,000	39,878,490	0.72
New York NY Series J Sub Series J-3 (GO Revenue, AGM Insured) ±(m)	0.50	6-1-2036	25,275,000	25,275,000	0.46
New York NY Series J-9 (GO Revenue) ±	0.79	8-1-2027	38,000,000	37,968,840	0.69

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

New York (continued)
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.64%	11-1-2022	$23,375,000	$23,375,000	0.42%
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	37,360,000	37,374,944	0.68
Suffolk County NY (GO Revenue)	1.50-2.00	9-30-2016 to 10-15-2019	6,000,000	6,042,122	0.11
Suffolk County NY TAN (GO Revenue)	2.00	7-27-2016	29,800,000	29,829,204	0.54
Suffolk County NY TAN Series I (GO Revenue)	2.00	9-30-2016	23,000,000	23,071,760	0.42
Other securities				281,817,659	5.09

				734,562,423	13.29

North Carolina: 0.77%
Other securities				42,299,473	0.77

North Dakota: 0.30%
Other securities				16,653,145	0.30

Ohio: 3.41%
Franklin County OH Hospital Facilities Series B (Health Revenue, Barclays Bank plc SPA) ø	0.42	11-15-2041	30,000,000	30,000,000	0.54
Other securities				158,500,139	2.87

				188,500,139	3.41

Oklahoma: 0.37%
Other securities				20,551,022	0.37

Oregon: 0.63%
Other securities				35,048,419	0.63

Pennsylvania: 3.69%
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.85	8-1-2045	36,300,000	36,296,370	0.66
Other securities				167,474,499	3.03

				203,770,869	3.69

Puerto Rico: 0.27%
Other securities				15,160,021	0.27

Rhode Island: 0.50%
Other securities				27,387,601	0.50

South Carolina: 0.35%
Other securities				19,463,282	0.35

Tennessee: 1.05%
Other securities				58,120,244	1.05

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Ultra Short-Term Municipal Income Fund	Summary portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Texas: 9.48%
Lamar TX Consolidated Independent School District Schoolhouse Series A (GO Revenue) ±	2.00%	8-15-2047	$38,220,000	$38,289,943	0.69%
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	26,355,000	26,949,832	0.49
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	27,715,000	28,538,690	0.52
Round Rock TX Independent School District (GO Revenue) ±	1.50	8-1-2040	34,300,000	34,327,097	0.62
San Antonio TX Electric & Gas Refunding System Junior Lien Series A (Utilities Revenue) ±	0.67	2-1-2033	53,000,000	52,977,740	0.96
San Antonio TX Junior Lien No Reserve Fund Series F (Water & Sewer Revenue) ±	1.09	5-1-2043	12,320,000	12,321,109	0.22
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	0.65	11-15-2029	30,400,000	30,400,000	0.55
Texas Municipal Gas Acquisition & Supply Corporation (Utilities Revenue) µ	0.98-5.00	12-15-2016 to 12-15-2017	21,955,000	21,997,996	0.40
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.88	9-15-2017	43,265,000	43,107,948	0.78
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Tax Revenue) ±	0.74	4-1-2032	24,000,000	23,980,320	0.43
Other securities				211,515,392	3.82

				524,406,067	9.48

Vermont: 0.03%
Other securities				1,586,005	0.03

Virgin Islands: 0.16%
Other securities				8,976,240	0.16

Virginia: 0.91%
Chesapeake VA EDA Electric and Power Company Series 2008A (Utilities Revenue) ±	1.75	2-1-2032	30,000,000	30,582,900	0.55
Other securities				19,472,668	0.36

				50,055,568	0.91

Washington: 0.27%
Other securities				14,733,084	0.27

West Virginia: 0.75%
West Virginia EDA Appalachian Power Company Mountaineer Project Series A (Utilities Revenue) ø	0.72	2-1-2036	25,000,000	25,000,000	0.45
Other securities				16,556,128	0.30

				41,556,128	0.75

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Wisconsin: 1.97%
Residual Interest Bonds Floaters Series 2WE-144A (Miscellaneous Revenue, Barclays Bank plc LOC) ø144A	0.58%	5-1-2018	$25,000,000	$25,000,000	0.45%
Other securities				83,635,366	1.52

				108,635,366	1.97

Total Municipal Obligations (Cost $5,282,990,525)				5,287,837,844	95.63

Other: 2.55%
Nuveen Enhanced Municipal Credit Opportunities Fund Institutional MuniFund Term Preferred Shares ±144A	1.16	10-1-2017	59,000,000	59,152,220	1.07
Nuveen Texas Quality Income Municipal Fund Institutional MuniFund Term Preferred Shares ±144A	1.01	11-1-2018	25,000,000	25,137,500	0.45
Other securities				56,581,529	1.03

Total Other (Cost $140,375,721)				140,871,249	2.55

	Yield		Shares
Short-Term Investments: 1.23%

Investment Companies: 1.22%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.30		67,619,138	67,619,138	1.22

			Principal

U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)#	0.26	9-15-2016	$250,000	249,886	0.01

Total Short-Term Investments (Cost $67,868,998)				67,869,024	1.23

Total investments in securities (Cost $5,503,980,240) *				5,508,908,867	99.63
Other assets and liabilities, net				20,517,448	0.37

Total net assets				$5,529,426,315	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

µ	All or some of these obligations have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,503,970,148 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,366,688
Gross unrealized losses	(7,427,969)

Net unrealized gains	$4,938,719

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Ultra Short-Term Municipal Income Fund	Statement of assets and liabilities—June 30, 2016

Assets
Investments
In unaffiliated securities, at value (cost $5,436,361,102)	$5,441,289,729
In affiliated securities, at value (cost $67,619,138)	67,619,138

Total investments, at value (cost $5,503,980,240)	5,508,908,867
Receivable for investments sold	77,237,563
Receivable for Fund shares sold	20,447,646
Receivable for interest	26,920,630
Prepaid expenses and other assets	225,913

Total assets	5,633,740,619

Liabilities
Dividends payable	991,222
Payable for investments purchased	83,921,488
Payable for Fund shares redeemed	16,452,565
Payable for daily variation margin on open futures contracts	19,531
Due to custodian bank	767,512
Management fee payable	1,224,049
Distribution fee payable	19,746
Administration fees payable	448,301
Accrued expenses and other liabilities	469,890

Total liabilities	104,314,304

Total net assets	$5,529,426,315

NET ASSETS CONSIST OF
Paid-in capital	$5,524,509,370
Overdistributed net investment income	(486,020)
Accumulated net realized gains on investments	1,035,360
Net unrealized gains on investments	4,367,605

Total net assets	$5,529,426,315

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$1,209,818,227
Shares outstanding – Class A1	125,677,876
Net asset value per share – Class A	$9.63
Maximum offering price per share – Class A2	$9.83
Net assets – Class C	$31,836,669
Shares outstanding – Class C1	3,361,598
Net asset value per share – Class C	$9.47
Net assets – Administrator Class	$226,124,576
Shares outstanding – Administrator Class[1]	23,490,536
Net asset value per share – Administrator Class	$9.63
Net assets – Institutional Class	$4,061,646,843
Shares outstanding – Institutional Class[1]	421,916,501
Net asset value per share – Institutional Class	$9.63

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/98 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—year ended June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	17

Investment income
Interest	$57,980,224
Income from affiliated securities	57,829

Total investment income	58,038,053

Expenses
Management fee	18,008,702
Administration fees
Class A	1,834,117
Class C	59,076
Administrator Class	267,244
Institutional Class	3,160,521
Investor Class	226,291	[1]
Shareholder servicing fees
Class A	2,865,808
Class C	92,306
Administrator Class	638,312
Investor Class	293,124	[1]
Distribution fee
Class C	276,919
Custody and accounting fees	287,888
Professional fees	46,164
Registration fees	224,215
Shareholder report expenses	12,682
Trustees’ fees and expenses	22,890
Other fees and expenses	39,158

Total expenses	28,355,417
Less: Fee waivers and/or expense reimbursements	(3,099,113)

Net expenses	25,256,304

Net investment income	32,781,749

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	401,394
Futures transactions	444,593

Net realized gains on investments	845,987

Net change in unrealized gains (losses) on:
Unaffiliated securities	9,994,664
Futures transactions	(372,192)

Net change in unrealized gains (losses) on investments	9,622,472

Net realized and unrealized gains (losses) on investments	10,468,459

Net increase in net assets resulting from operations	$43,250,208

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Ultra Short-Term Municipal Income Fund	Statement of changes in net assets

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$32,781,749		$25,855,118
Net realized gains on investments		845,987		1,085,510
Net change in unrealized gains (losses) on investments		9,622,472		(21,719,373)

Net increase in net assets resulting from operations		43,250,208		5,221,255

Distributions to shareholders from
Net investment income
Class A		(4,371,917)		(2,749,665)
Administrator Class		(1,193,229)		(1,130,512)
Institutional Class		(26,850,434)		(21,082,314)
Investor Class		(365,755)[1]		(901,173)
Net realized gains
Class A		(208,960)		(244,521)
Class C		(6,313)		(11,088)
Administrator Class		(41,422)		(85,022)
Institutional Class		(645,494)		(858,240)
Investor Class		0 [1]		(98,683)

Total distributions to shareholders		(33,683,524)		(27,161,218)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	76,129,489	732,473,920	111,855,247	542,684,333
Class C	206,402	1,957,767	180,062	862,969
Administrator Class	23,903,367	229,922,937	22,590,699	110,907,773
Institutional Class	381,558,709	3,670,300,026	914,711,014	4,491,582,630
Investor Class	1,404,939 [1]	13,526,753 [1]	10,840,147	53,947,649

		4,648,181,403		5,199,985,354

Reinvestment of distributions
Class A	459,511	4,421,270	578,030	2,925,065
Class C	554	5,255	1,902	9,074
Administrator Class	127,969	1,231,259	234,725	1,187,806
Institutional Class	1,790,146	17,224,273	2,557,359	12,986,750
Investor Class	28,543 [1]	274,869 [1]	189,236	963,181

		23,156,926		18,071,876

Payment for shares redeemed
Class A	(50,965,659)	(490,321,000)	(340,346,333)	(1,162,471,735)
Class C	(1,301,768)	(12,342,895)	(8,124,877)	(17,508,880)
Administrator Class	(34,686,573)	(333,645,141)	(73,238,026)	(190,475,449)
Institutional Class	(370,417,838)	(3,562,999,025)	(1,213,893,325)	(3,962,637,971)
Investor Class	(41,749,601)[1]	(402,219,702)[1]	(76,333,375)	(175,481,600)

		(4,801,527,763)		(5,508,575,635)

Net decrease in net assets resulting from capital share transactions		(130,189,434)		(290,518,405)

Total decrease in net assets		(120,622,750)		(312,458,368)

Net assets
Beginning of period		5,650,049,065		5,962,507,433

End of period		$5,529,426,315		$5,650,049,065

Overdistributed net investment income		$(486,020)		$(486,434)

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Municipal Income Fund	19

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015[1]	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$9.61	$9.64	$9.64	$9.64	$9.64
Net investment income	0.04	0.02	0.04	0.04	0.10
Net realized and unrealized gains (losses) on investments	0.02	(0.03)	0.00 [2]	(0.02)	0.00 [2]

Total from investment operations	0.06	(0.01)	0.04	0.02	0.10
Distributions to shareholders from
Net investment income	(0.04)	(0.02)	(0.04)	(0.02)	(0.10)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.04)	(0.02)	(0.04)	(0.02)	(0.10)
Net asset value, end of period	$9.63	$9.61	$9.64	$9.64	$9.64
Total return[3]	0.61%	(0.07)%	0.35%	0.31%	0.96%
Ratios to average net assets (annualized)
Gross expenses	0.75%	0.75%	0.75%	0.75%	0.76%
Net expenses	0.67%	0.67%	0.67%	0.67%	0.67%
Net investment income	0.38%	0.23%	0.34%	0.32%	0.95%
Supplemental data
Portfolio turnover rate	41%[4]	44%[4]	51%[4]	65%[4]	111%
Net assets, end of period (000s omitted)	$1,209,818	$961,485	$1,582,112	$1,914,970	$2,603,618

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges.

[4]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015[1]	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$9.49	$9.58	$9.62	$9.64	$9.64
Net investment income (loss)	(0.04)[2]	(0.11)	(0.04)[2]	(0.06)	0.02
Net realized and unrealized gains (losses) on investments	0.02	0.02	0.00 [3]	0.04	0.00 [3]

Total from investment operations	(0.02)	(0.09)	(0.04)	(0.02)	0.02
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)
Net realized gains	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	(0.02)
Net asset value, end of period	$9.47	$9.49	$9.58	$9.62	$9.64
Total return[4]	(0.19)%	(0.93)%	(0.40)%	(0.21)%	0.25%
Ratios to average net assets (annualized)
Gross expenses	1.50%	1.50%	1.50%	1.50%	1.51%
Net expenses	1.42%	1.42%	1.42%	1.42%	1.42%
Net investment income (loss)	(0.37)%	(0.52)%	(0.41)%	(0.43)%	0.23%
Supplemental data
Portfolio turnover rate	41%[5]	44%[5]	51%[5]	65%[5]	111%
Net assets, end of period (000s omitted)	$31,837	$42,289	$59,352	$89,148	$148,465

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Total return calculations do not include any sales charges.

[5]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Ultra Short-Term Municipal Income Fund	21

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015[1]	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$9.61	$9.64	$9.64	$9.64	$9.64
Net investment income	0.04	0.03	0.04	0.04	0.10
Net realized and unrealized gains (losses) on investments	0.02	(0.03)	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.06	0.00	0.04	0.04	0.10
Distributions to shareholders from
Net investment income	(0.04)	(0.03)	(0.04)	(0.04)	(0.10)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.04)	(0.03)	(0.04)	(0.04)	(0.10)
Net asset value, end of period	$9.63	$9.61	$9.64	$9.64	$9.64
Total return	0.68%	0.00%	0.42%	0.38%	1.03%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.69%	0.69%	0.69%	0.68%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.60%
Net investment income	0.45%	0.30%	0.41%	0.39%	0.95%
Supplemental data
Portfolio turnover rate	41%[3]	44%[3]	51%[3]	65%[3]	111%
Net assets, end of period (000s omitted)	$226,125	$328,134	$407,791	$482,711	$597,108

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Amount is less than $0.005.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Ultra Short-Term Municipal Income Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015[1]	2014[1]	2013[1]	2012[1]
Net asset value, beginning of period	$9.61	$9.64	$9.64	$9.64	$9.64
Net investment income	0.07	0.05	0.06	0.06	0.12
Net realized and unrealized gains (losses) on investments	0.02	(0.03)	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.09	0.02	0.06	0.06	0.12
Distributions to shareholders from
Net investment income	(0.07)	(0.05)	(0.06)	(0.06)	(0.12)
Net realized gains	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.07)	(0.05)	(0.06)	(0.06)	(0.12)
Net asset value, end of period	$9.63	$9.61	$9.64	$9.64	$9.64
Total return	0.91%	0.23%	0.65%	0.61%	1.26%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.42%	0.42%	0.42%	0.43%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	0.68%	0.54%	0.64%	0.61%	1.23%
Supplemental data
Portfolio turnover rate	41%[3]	44%[3]	51%[3]	65%[3]	111%
Net assets, end of period (000s omitted)	$4,061,647	$3,930,234	$3,403,244	$3,085,284	$3,158,674

[1]	A one-for-two share split took place after the close of business on June 12, 2015 for all classes of the Fund. The per share information has been adjusted to give effect to this transaction.

[2]	Amount is less than $0.005.

[3]	Portfolio turnover rate excludes variable rate demand notes which may account for changes from rates reported in prior periods.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Wells Fargo Ultra Short-Term Municipal Income Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The

24	Wells Fargo Ultra Short-Term Municipal Income Fund	Notes to financial statements

primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Ultra Short-Term Municipal Income Fund	25

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$0	$12,330,750	$12,330,750

Municipal obligations	0	5,287,837,844	0	5,287,837,844

Other	0	140,871,249	0	140,871,249

Short-term investments
Investment companies	67,619,138	0	0	67,619,138
U.S. Treasury securities	249,886	0	0	249,886
Total assets	$67,869,024	$5,428,709,093	$12,330,750	$5,508,908,867
Liabilities
Futures contracts	$19,531	$0	$0	$19,531
Total liabilities	$19,531	$0	$0	$19,531

Futures contracts are reported at their variation margin at measurement date, which represents the amount due from the Fund at that date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1. The Fund had no material transfers between Level 2 and Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.255% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.05% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19

26	Wells Fargo Ultra Short-Term Municipal Income Fund	Notes to financial statements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.67% for Class A shares, 1.42% for Class C shares, 0.60% for Administrator Class shares, and 0.37% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2016, Funds Distributor received $6,876 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $2,505,639,495 and $1,882,690,313, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the year ended June 30, 2016, the Fund entered into futures contracts for to take advantage of the differences between municipal and treasury yields and to help manage the duration of the portfolio.

At June 30, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at June 30, 2016	Unrealized losses
9-30-2016	JPMorgan	250 Short	5-Year U.S. Treasury Note	$30,541,016	$(561,022)

The Fund had an average notional amount of $54,949,534 in short futures contracts during the year ended June 30, 2016.

On June 30, 2016, the cumulative unrealized losses on futures contracts in the amount of $561,022 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to

Notes to financial statements	Wells Fargo Ultra Short-Term Municipal Income Fund	27

cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of liabilites in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	JPMorgan	$19,531	$0	$(19,531)	$0
[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30
	2016	2015
Ordinary income	$0	$1,702,543
Tax-exempt income	32,781,335	24,436,678
Long-term capital gain	902,189	1,021,997

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income	Undistributed long-term gain	Unrealized gains
$79,199	$505,201	$385,048	$4,938,719

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

28	Wells Fargo Ultra Short-Term Municipal Income Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Ultra Short-Term Municipal Income Fund (formerly known as Wells Fargo Advantage Ultra Short-Term Municipal Income Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Ultra Short-Term Municipal Income Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

Other information (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	29

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $902,189 was designated as a 20% rate gain distribution for the fiscal year ended June 30, 2016.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Ultra Short-Term Municipal Income Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

32	Wells Fargo Ultra Short-Term Municipal Income Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Ultra Short-Term Municipal Income Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance

Other information (unaudited)	Wells Fargo Ultra Short-Term Municipal Income Fund	33

Universe. The Board noted that the performance of the Fund (Class A) was lower than the average performance of the Universe for all periods under review except the ten-year period under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Barclays 1 Year Municipal Bond Index (1-2), for all periods under review except for the ten-year period.

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and benchmark for the periods noted above. The Board took note of the explanations for the relative underperformance in these periods, including with respect to market factors and investment decisions that affected the Fund’s performance and of recent outperformance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services.. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

34	Wells Fargo Ultra Short-Term Municipal Income Fund	Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Ultra Short-Term Municipal Income Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244412 08-16 A258/AR258 6-16

Annual Report

June 30, 2016

Wells Fargo Wisconsin Tax-Free Fund

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Wisconsin Tax-Free Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Wisconsin Tax-Free Fund for the 12-month period that ended June 30, 2016. The U.S. Federal Reserve (Fed) began normalizing monetary policy, raising the federal funds rate to between 0.25% and 0.50% in December 2015. Short-term municipal bond yields rose, but yields on longer-term bonds declined. In fact, yields on municipal bonds that matured in 10 years or more experienced yield declines of more than 100 basis points (100 basis points equals 1.00%) during the reporting period. The Barclays Municipal Bond Index,1 a broad measure tracking investment-grade municipal bonds, returned 7.65% during the 12-month reporting period.

Monetary policy was accommodative.

The Fed continued an easy monetary policy in order to support the economy and the financial system. However, it raised the federal funds target rate in December because it believed the U.S. economy was strong enough to begin normalizing monetary policy. The European Central Bank cut all three of its short-term rates during the reporting period, increased its asset-purchase program from 60 billion euros per month to 80 billion, expanded the list of eligible securities to include investment-grade nonbank debt, and created a fund-to-lend program where banks could be paid to lend money. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Despite accommodative central-bank policies that helped keep interest rates at ultra-low levels, there were periods of volatility. Early in 2016, weakness in certain emerging markets economies and commodities hurt riskier assets and a vote in June 2016 by the U.K. to exit the European Union set off another round of global uncertainty. Municipal bonds benefited because they are perceived as a safe-haven asset. In addition, investor demand for yield helped lower-rated debt outperform. The Barclays High Yield Municipal Bond Index2 returned 12.09% during the 12-month period that ended June 30, 2016.

Strong demand, modest supply, and solid credit fundamentals supported municipals.

Market technicals remained favorable. According to the Investment Company Institute, more than $33 billion was allocated to municipal mutual funds during the first half of 2016, which was more than double the inflows during all of 2015. Further, inflows during the second quarter of 2016 were the largest in nearly seven years. In contrast, less new supply helped make 2015 the fifth calendar year of negative net supply and supply in the first half of 2016 was about 4% less than the same period last year.

Municipal credit quality remained on an uptrend despite a number of high-profile negative credit situations. Idiosyncratic credit risks remain, however. With regard to Puerto Rico, the U.S. enacted legislation that prohibits bondholder lawsuits temporarily and instills a fiscal oversight board for Puerto Rico; Puerto Rico then declared a moratorium on paying its general obligation (GO) bonds and defaulted on $911 million in payments due (most of which were GOs) on July 1, 2016. The state of Illinois approved a six-month stopgap budget, a temporary but meaningful

[1]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[2]	The Barclays High Yield Municipal Bond Index measures the non-investment-grade and nonrated U.S. dollar–denominated, fixed-rate, tax-exempt bond market within the 50 United States and four other qualifying regions (Washington, D.C.; Puerto Rico; Guam; and the Virgin Islands). The index allows state and local general obligation, revenue, insured, and prerefunded bonds; however, historically the index has been composed of mostly revenue bonds. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	3

step. Under this stopgap budget for the state, the city of Chicago receives authority to raise property taxes for teacher pensions and low-income school districts would receive greater state funding. City of Chicago and school district debt rallied on the news.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk-averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Wisconsin Tax-Free Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax and Wisconsin individual income tax.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Lyle J. Fitterer, CFA,® CPA

Thomas Stoeckmann

Average annual total returns (%) as of June 30, 20161

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WWTFX)	3-31-2008	0.70	3.02	3.74	5.44	3.97	4.22	0.90	0.70
Class C (WWTCX)	12-26-2002	3.66	3.19	3.42	4.66	3.19	3.42	1.65	1.45
Barclays Municipal Bond Index[4]	–	–	–	–	7.65	5.33	5.13	–	–
Barclays Wisconsin Municipal Bond Index[5]	–	–	–	–	6.75	4.83	5.14	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed Wisconsin and Puerto Rico municipal securities risk, high-yield securities, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the Alternative Minimum Tax (AMT). Any capital gains distributions may be taxable.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	5

Growth of $10,000 investment as of June 30, 2016[6]

[1]	Historical performance shown for Class A shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares (except during those periods in which expenses of Class A shares would have been higher than those of the former Investor Class shares, no such adjustment is reflected). If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[4]	The Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Barclays Wisconsin Municipal Bond Index is the Wisconsin component of the Barclays Municipal Bond Index. You cannot invest directly in an index.

[6]	The chart compares the performance of Class A shares for the most recent ten years with the Barclays Municipal Bond Index and the Barclays Wisconsin Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

[7]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[8]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Wisconsin Tax-Free Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed its benchmarks, the Barclays Municipal Bond Index and the Barclays Wisconsin Municipal Bond Index, for the 12-month period that ended June 30, 2016.

■	Supply of Wisconsin double-tax-exempt (both national and state exempt) municipal debt was limited during the first half of the period. Therefore, in order to extend duration and also invest some cash, the Fund purchased longer-term national and short-term Virgin Island and Guam municipal issues. (Because the U.S. Virgin Islands and Guam are U.S. territories, their debt is tax exempt.)

■	While we opportunistically extended the Fund’s duration when opportunities presented themselves, the Fund remained short duration and underweight the long end of the curve during the entire period. This detracted from performance as rates moved lower and the curve flattened.

■	As bond yields moved lower, investors continued their search for income. This caused lower-quality bonds to outperform. The Fund’s overweight to these types of bonds (as well as below-investment-grade) had the largest positive impact on relative performance.

Ultralow yields continued throughout the period.

With the U.S. Federal Reserve (Fed) poised to normalize its interest-rate policy, shorter-term maturities between one and five years appeared less attractive at the beginning of the reporting period due to a potential backup in short-term yields. However, subdued inflation expectations, due in part to low oil prices, combined with a fragile European economy and softening Chinese economy, implied that longer maturities would outperform. The Fed tightened in December 2015 but signaled that the pace of further increases would be gradual.

While the Fed was likely to take its time raising rates, U.S. inflation started to trend higher, unemployment remained below 5%, and economic growth was expected to remain at or above 2%. We initially purchased some longer-dated, national municipal debt to extend the Fund’s duration but later allowed duration to drift lower as the market rallied and U.S. inflation measures started to move higher. Our below-benchmark duration exposure hurt relative performance during the period as U.S. rates moved lower in sympathy with declining global interest rates.

Credit quality as of June 30, 2016[7]

Credit-quality allocation helped results.

The Fund’s overweight to A-rated and BBB-rated debt and its out-of-benchmark holdings in high-yield and nonrated debt contributed to results because lower-rated bonds outperformed higher-quality bonds by a wide margin during the period. Our exposure to some lower-quality Wisconsin health care issuers and a local charter school were some of the Fund’s best-performing issues. Other issues that performed well included longer-dated, double-tax-exempt Wisconsin issues and also several of the national issues, such as Chicago Sales Tax, New Jersey Transportation Trust Fund Authority, and Illinois Sports Facilities Authority. While the national municipal bonds do not generate state-exempt income, they produced some of the Fund’s highest total returns. We sold some of them as we found opportunities to reinvest in double-tax-exempt issues. For example, we bought Wisconsin Center District bonds, which were issued to help finance the new arena for the Milwaukee Bucks and were backed by an appropriation from the state of Wisconsin.

With continued uncertainty surrounding Puerto Rico, our exposure has drifted lower as the shorter-term bonds we own mature. The Fund continues to focus its exposure within Puerto Rico on shorter-term, insured bonds or dedicated revenue bonds. However, we increased our exposure to the Virgin Islands and Guam bonds. Our focus within these two territories is similar to the approach we took in Puerto Rico, buying shorter-insured bonds or bonds backed by dedicated revenue streams.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	7

Wisconsin’s financial position is expected to remain stable.

Following the significant budgetary improvement resulting in operating surpluses over the prior three years, Wisconsin posted an anticipated deficit during the most recent fiscal year as stagnant revenues were overcome by increasing expenses. Despite the deficit, the budget stabilization fund remained steady and is expected to do so moving forward. Additionally, the remainder of the current biennium budget is expected to be balanced as economic growth drives improved revenue collections. When faced with softening revenues, the state legislature has shown the willingness to make the difficult spending cuts necessary to maintain fiscal balance and stabilize the state’s financial position. Debt levels have been stable, and the pension system continues to be fully funded. From an economic perspective, the state’s economy appears to be performing in line with national averages, economic growth has lagged the rest of the nation as the recovery in manufacturing jobs has been weak, and population growth is roughly half of the national average.

Rates may be lower for longer, making credit allocation and issue selection even more important.

Near the end of the reporting period, the U.K. voted to withdraw from the European Union, prompting considerable uncertainty about future political situations, financial markets, and economic growth. U.S. Treasuries and municipal bonds rallied significantly on the news, and both 10-year and 30-year municipal yields reached record-low levels. Although we think rates may stay lower for longer, we recognize that an improvement in overseas economies, outflows in mutual funds, or a more hawkish tone from the Fed could lead to a spike in rates. However, if the U.S. economy does

Effective maturity distribution as of June 30, 2016[8]

weaken materially, this could be the catalyst for us to increase our duration exposure and reduce our credit exposure. In this record-low interest-rate environment, security selection is even more important as breakeven yields (the sell-off that a bond can endure before the total return drops to zero) decrease.

Please see footnotes on page 5.

8	Wells Fargo Wisconsin Tax-Free Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,027.65	$3.53	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%
Class C
Actual	$1,000.00	$1,023.83	$7.30	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27	1.45%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo Wisconsin Tax-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.85%

Guam: 10.35%
Guam Government Business Privilege Series A (Tax Revenue)	5.25%	1-1-2036	$2,000,000	$2,301,100
Guam Government Business Privilege Series B1 (Tax Revenue)	5.00	1-1-2042	500,000	564,440
Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2021	2,250,000	2,636,775
Guam Government Business Privilege Series D (Tax Revenue)	5.00	11-15-2022	1,500,000	1,783,005
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11-1-2016	500,000	507,205
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38	12-1-2024	1,000,000	1,138,970
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.50	12-1-2019	1,000,000	1,139,650
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	650,000	720,603
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2021	300,000	348,225
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.25	7-1-2025	740,000	894,823
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2016	100,000	101,160
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2019	100,000	112,615
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2020	100,000	115,012
Guam International Airport Authority Series B (Airport Revenue)	5.00	10-1-2016	150,000	151,559
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2021	2,500,000	2,877,525
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2019	1,575,000	1,777,718
Guam Power Authority Series A (Utilities Revenue, AGM Insured)	5.00	10-1-2020	500,000	580,565

				17,750,950

Illinois: 4.88%
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,000,000	773,970
Chicago IL Refunding Bond (Tax Revenue)	5.00	1-1-2034	2,000,000	2,200,440
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,700,000	1,720,145
Chicago IL Waterworks Second Lien (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2020	500,000	539,495
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	250,000	288,530
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	3,500,000	2,841,265

				8,363,845

Michigan: 0.13%
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	215,000	216,933

New Jersey: 1.22%
New Jersey EDA Series EE (Miscellaneous Revenue)	5.00	9-1-2023	935,000	1,026,415
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	2,000,000	1,067,980

				2,094,395

Puerto Rico: 9.57%
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (GO Revenue, AGC Insured)	5.00	7-1-2016	1,535,000	1,535,169
Puerto Rico Commonwealth Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	985,000	985,099

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Puerto Rico (continued)
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50%	7-1-2016	$1,000,000	$1,000,100
Puerto Rico Electric Power Authority Refunding Bond Series LL (Utilities Revenue, National Insured)	5.50	7-1-2017	1,000,000	1,035,570
Puerto Rico Electric Power Authority Refunding Bond Series UU (Utilities Revenue, AGM Insured)	5.00	7-1-2016	2,255,000	2,255,180
Puerto Rico HFA Subordinated Capital Fund Modernization Refunding Bond (Housing Revenue, HUD Insured)	5.50	12-1-2018	600,000	654,408
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, AGC Insured)	5.25	7-1-2019	1,000,000	1,042,510
Puerto Rico Highway & Transportation Authority Refunding Bond Series L (Transportation Revenue, BHAC/FGIC Insured)	5.25	7-1-2021	300,000	347,127
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2018	1,375,000	1,429,973
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group Series A (Health Revenue)	5.00	7-1-2019	1,500,000	1,588,185
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital De La Concepcion Series A (Health Revenue)	6.50	11-15-2020	25,000	25,489
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Polytechnic University of Puerto Rico Series A (Education Revenue, ACA Insured)	5.25	8-1-2016	1,060,000	1,062,237
Puerto Rico Municipal Finance Authority Series C (Tobacco Revenue, BHAC/FGIC Insured)	5.50	7-1-2020	3,000,000	3,414,390
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)	5.50	8-1-2031	250,000	28,750

				16,404,187

Virgin Islands: 9.19%
Virgin Islands PFA (Miscellaneous Revenue) 144A	3.00	9-1-2016	965,000	968,513
Virgin Islands PFA (Miscellaneous Revenue) 144A	5.00	9-1-2020	750,000	854,378
Virgin Islands PFA Gross Receipts Series C (Tax Revenue)	5.00	10-1-2017	2,240,000	2,341,181
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	4.00	10-1-2020	450,000	454,001
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, AGM Insured)	4.00	10-1-2022	3,000,000	3,202,500
Virgin Islands PFA Gross Receipts Taxes Loan Notes (Tax Revenue, National Insured)	5.00	10-1-2016	250,000	252,440
Virgin Islands PFA Matching Fund Loan Notes Senior Lien Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2025	2,000,000	2,255,380
Virgin Islands PFA Series A (Tax Revenue)	5.00	10-1-2018	5,165,000	5,411,319
Virgin Islands PFA Unrefunded Balance Series A (Miscellaneous Revenue)	7.30	10-1-2018	10,000	10,794

				15,750,506

Wisconsin: 63.51%
Appleton WI RDA Fox Cities Performing Arts Center Project (Tax Revenue)	1.75	9-1-2016	415,000	415,365
Blue Mounds WI CDA Series A (Miscellaneous Revenue)	1.25	4-1-2017	50,000	50,167
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.15	6-1-2018	550,000	553,234
Brookfield WI Community Development & Redevelopment Authority Series A (Miscellaneous Revenue)	1.35	6-1-2019	750,000	758,348
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.20	6-1-2017	170,000	170,716
Cudahy WI CDA Series A (Miscellaneous Revenue)	1.50	6-1-2018	200,000	201,176

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Wisconsin Tax-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Cudahy WI CDA Series C (Miscellaneous Revenue)	0.70%	6-1-2017	$250,000	$250,208
Cudahy WI CDA Series C (Miscellaneous Revenue)	0.90	6-1-2018	200,000	200,410
Cudahy WI CDA Series C (Miscellaneous Revenue)	1.05	6-1-2019	125,000	125,469
Glendale WI CDA Bayshore Public Parking (Miscellaneous Revenue)	1.50	10-1-2019	300,000	305,271
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2017	1,635,000	1,686,372
Glendale WI CDA Series A (Miscellaneous Revenue)	3.50	10-1-2018	1,700,000	1,792,276
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	4.38	4-1-2022	200,000	215,144
Green Bay WI Housing Authority University Village Housing Incorporated (Education Revenue)	5.00	4-1-2030	1,410,000	1,567,018
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.50	12-1-2023	250,000	279,090
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	5.65	12-1-2026	100,000	111,996
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.00	12-1-2029	260,000	293,376
Green Bay WI RDA Bellin Memorial Hospital Incorporated (Health Revenue)	6.15	12-1-2032	420,000	475,427
Greenfield WI CDA Layton Terrace Project (Housing Revenue) ±	4.75	9-1-2033	500,000	500,910
Jackson WI CDA Kettle Moraine Lutheran High School Federation Incorporated (Education Revenue, FHLB LOC) ø	0.44	12-31-2036	1,210,000	1,210,000
Kaukauna WI RDA (Miscellaneous Revenue)	3.75	6-1-2032	850,000	929,059
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2019	50,000	54,237
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2020	100,000	110,620
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2021	310,000	347,529
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2022	235,000	266,626
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2023	200,000	229,522
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2025	425,000	500,833
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2028	425,000	489,060
Kaukauna WI RDA (Miscellaneous Revenue)	4.00	6-1-2035	900,000	983,961
Little Chute WI CDA (Miscellaneous Revenue)	4.25	3-1-2017	200,000	200,418
Little Chute WI CDA (Miscellaneous Revenue)	4.35	3-1-2018	200,000	200,428
Madison WI CDA Monticello Apartments (Housing Revenue, BMO Harris Bank NA LOC) ø	0.44	4-1-2023	730,000	730,000
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2023	150,000	169,553
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2025	475,000	536,266
Madison WI CDA Wisconsin Alumni Research Foundation (Education Revenue)	5.00	10-1-2039	5,000,000	5,651,350
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.85	8-1-2020	200,000	206,118
Milwaukee WI RDA Neighborhood Schools Series A (Miscellaneous Revenue, Ambac Insured)	3.90	8-1-2021	405,000	416,850
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue, Ambac Insured)	4.00	8-1-2023	300,000	308,124
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2019	915,000	1,024,260
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2020	3,100,000	3,564,070
Milwaukee WI RDA Public Schools Series A (Miscellaneous Revenue)	5.00	8-1-2021	3,330,000	3,914,382
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	2,100,000	2,422,560
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	3.15	8-1-2017	50,000	51,245
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	4.60	8-1-2024	870,000	947,543
Milwaukee WI RDA Summer Festival Project (Miscellaneous Revenue)	5.00	8-1-2030	3,000,000	3,330,360
Milwaukee WI RDA University of Wisconsin Kenilworth Project Series 2005 (Education Revenue, U.S. Bank NA LOC) ø	0.44	9-1-2040	4,000,000	4,000,000
Milwaukee WI RDA Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.25	12-1-2038	2,155,000	2,155,000
Milwaukee WI Series B6 (GO Revenue)	2.00	4-1-2021	175,000	182,565

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Milwaukee WI Series B6 (GO Revenue)	3.00%	4-1-2024	$570,000	$635,556
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2022	350,000	423,066
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2023	580,000	717,356
Milwaukee WI Series B6 (GO Revenue)	5.00	4-1-2025	550,000	706,173
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.50	2-15-2029	1,000,000	1,101,880
Monroe WI RDA Monroe Clinic Incorporated (Health Revenue)	5.88	2-15-2039	1,570,000	1,733,704
North Fond Du Lac WI CDA (Miscellaneous Revenue)	0.85	12-1-2016	150,000	149,979
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.30	12-1-2017	50,000	50,165
North Fond Du Lac WI CDA (Miscellaneous Revenue)	1.70	12-1-2018	50,000	50,430
Oostburg WI CDA Series A (Miscellaneous Revenue)	1.75	5-1-2018	50,000	50,541
Pittsville WI CDA Series A (Miscellaneous Revenue)	1.65	6-1-2017	100,000	100,278
Platteville WI RDA University of Wisconsin Platteville Real Estate (Education Revenue)	5.00	7-1-2022	1,000,000	1,116,100
Prairie du Chien WI RDA Series B (Miscellaneous Revenue)	1.65	9-1-2020	200,000	205,366
Racine WI Elderly Housing Authority Wisconsin Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.25	10-1-2042	1,420,000	1,420,000
Residual Interest Bonds Floater Trust Various States Series 2WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144Aø	0.58	5-1-2018	3,950,000	3,950,000
Saukville Village WI CDA Calibre Incorporated Project (Industrial Development Revenue, BMO Harris Bank NA LOC) ø	0.64	9-1-2029	605,000	605,000
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2017	1,765,000	1,885,055
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2018	380,000	424,107
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2019	100,000	115,570
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2021	2,000,000	2,462,760
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2023	1,600,000	2,034,928
Southeast Wisconsin Professional Baseball Park District Series A (Tax Revenue, National Insured)	5.50	12-15-2026	2,435,000	3,107,279
Sturgeon Bay WI Waterfront RDA Series A (Miscellaneous Revenue)	4.35	10-1-2018	150,000	151,161
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	3.80	2-1-2018	300,000	304,503
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	4.00	2-1-2019	220,000	223,276
Sun Prairie WI CDA Tax Incremental #6 & 7 (Miscellaneous Revenue)	4.50	2-1-2022	250,000	253,773
Verona WI CDA Public Improvements (Miscellaneous Revenue)	5.38	12-1-2022	830,000	832,216
Warrens WI CDA Economic Improvements (Miscellaneous Revenue)	5.10	11-1-2020	70,000	54,445
Warrens WI CDA Interim Workout Extension (Tax Revenue)	3.70	11-1-2029	214,392	109,441
Warrens WI CDA Public Improvements (Miscellaneous Revenue)	5.00	11-1-2016	70,000	68,943
Waukesha WI Housing Authority Preservation Corporation Project (Housing Revenue, Johnson Bank LOC) ø	1.25	12-1-2042	1,950,000	1,950,000
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.30	12-1-2016	135,000	135,930
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	2.65	12-1-2017	335,000	343,891
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.00	12-1-2023	150,000	160,682
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.20	12-1-2024	150,000	161,420
Waukesha WI RDA Welldall Manufacturing Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	4.25	12-1-2025	250,000	268,795

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Wisconsin Tax-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin (continued)
Wauwatosa WI Housing Authority Hart Park Square Project (Health Revenue, BMO Harris Bank NA LOC) ø	0.64%	3-1-2034	$260,000	$260,000
Weston WI CDA Series A (Miscellaneous Revenue)	5.25	10-1-2020	720,000	722,225
Wisconsin Center District CAB (Tax Revenue, National Insured) ¤	0.00	12-15-2019	175,000	166,087
Wisconsin Center District CAB (Tax Revenue, AGM Insured) ¤	0.00	12-15-2030	295,000	210,739
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2018	65,000	71,980
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2019	2,000,000	2,292,960
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2023	2,150,000	2,603,779
Wisconsin Center District Junior Dedicated Bond (Tax Revenue, AGM Insured)	5.25	12-15-2027	1,005,000	1,248,019
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2022	730,000	848,297
Wisconsin Center District Junior Dedicated Bond Series A (Tax Revenue)	5.00	12-15-2030	2,100,000	2,437,155
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2032	1,100,000	1,252,977
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2033	920,000	1,046,196
Wisconsin Center District Milwaukee Arena Project (Tax Revenue)	4.00	12-15-2034	2,000,000	2,264,880
Wisconsin Dells CDA (Miscellaneous Revenue)	4.60	3-1-2025	175,000	175,385
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	3.00	12-1-2019	1,475,000	1,560,358
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	4.00	12-1-2035	1,000,000	1,089,140
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2025	1,500,000	1,848,525
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue)	5.00	12-1-2026	1,740,000	2,130,038
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	35,000	36,584
Wisconsin HEFA Rogers Memorial Hospital Incorporated Series B (Health Revenue)	5.00	7-1-2044	3,250,000	3,729,310
Wisconsin Housing & EDA (Housing Revenue, FHA Insured)	6.10	6-1-2021	60,000	64,639
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.63	11-1-2037	25,000	25,027
Wisconsin Housing & EDA AMT Series A (Housing Revenue)	4.75	5-1-2037	265,000	265,318
Wisconsin Housing & EDA MFHR Series A (Industrial Development Revenue) ±	4.25	12-1-2035	1,960,000	1,964,841
Wisconsin Housing & EDA President House Project (Housing Revenue, Associated Trust Company NA LOC) ø	0.54	8-1-2046	1,725,000	1,725,000
Wisconsin Housing & EDA Series A (Housing Revenue)	0.55	12-1-2016	50,000	49,987
Wisconsin Housing & EDA Series A (Housing Revenue)	0.80	6-1-2017	50,000	50,050
Wisconsin Housing & EDA Series A (Housing Revenue)	0.90	12-1-2017	50,000	50,129
Wisconsin Housing & EDA Series A (Housing Revenue)	1.15	6-1-2018	55,000	55,342
Wisconsin Housing & EDA Series A (Housing Revenue)	1.25	12-1-2018	55,000	55,519
Wisconsin Housing & EDA Series A (Housing Revenue)	1.55	12-1-2019	55,000	56,008
Wisconsin Housing & EDA Series A (Housing Revenue)	1.95	12-1-2020	55,000	56,626
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	5-1-2022	100,000	106,907
Wisconsin Housing & EDA Series A (Housing Revenue)	3.00	11-1-2022	125,000	134,290
Wisconsin Housing & EDA Series A (Housing Revenue)	4.05	12-1-2049	800,000	859,344
Wisconsin Housing & EDA Series A (Housing Revenue)	5.75	11-1-2043	3,355,000	3,637,390
Wisconsin Oneida Tribe of Indians (Tax Revenue) 144A	5.50	2-1-2021	515,000	572,432

				108,871,764

Total Municipal Obligations (Cost $161,524,719)				169,452,580

Total investments in securities (Cost $161,524,719) *	98.85%	169,452,580
Other assets and liabilities, net	1.15	1,976,043

Total net assets	100.00%	$171,428,623

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Wisconsin Tax-Free Fund	Portfolio of investments—June 30, 2016

¤	The security is issued in zero coupon form with no periodic interest payments.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is $161,522,255 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,063,628
Gross unrealized losses	(133,303)

Net unrealized gains	$7,930,325

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016	Wells Fargo Wisconsin Tax-Free Fund	15

Assets
Investments in unaffiliated securities, at value (cost: $161,524,719)	$169,452,580
Cash	509,216
Receivable for investments sold	50,000
Receivable for Fund shares sold	182,706
Receivable for interest	1,686,491
Prepaid expenses and other assets	21,891

Total assets	171,902,884

Liabilities
Dividends payable	29,617
Payable for investments purchased	227,127
Payable for Fund shares redeemed	119,853
Management fee payable	17,776
Distribution fee payable	6,719
Administration fees payable	22,299
Shareholder servicing fees payable	34,842
Accrued expenses and other liabilities	16,028

Total liabilities	474,261

Total net assets	$171,428,623

NET ASSETS CONSIST OF
Paid-in capital	$163,355,975
Overdistributed net investment income	(10,499)
Accumulated net realized gains on investments	155,286
Net unrealized gains on investments	7,927,861

Total net assets	$171,428,623

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$160,479,907
Shares outstanding – Class A1	14,376,402
Net asset value per share – Class A	$11.16
Maximum offering price per share – Class A2	$11.69
Net assets – Class C	$10,948,716
Shares outstanding – Class C1	980,871
Net asset value per share – Class C	$11.16

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Wisconsin Tax-Free Fund	Statement of operations—year ended June 30, 2016

Investment income
Interest	$4,856,530

Expenses
Management fee	653,298
Administration fees
Class A	180,289
Class C	17,257
Investor Class	75,732	[1]
Shareholder servicing fees
Class A	281,156
Class C	26,963
Investor Class	99,647	[1]
Distribution fee
Class C	80,890
Custody and accounting fees	9,728
Professional fees	45,168
Registration fees	61,380
Shareholder report expenses	45,269
Trustees’ fees and expenses	27,819
Other fees and expenses	7,557

Total expenses	1,612,153
Less: Fee waivers and/or expense reimbursements	(376,034)

Net expenses	1,236,119

Net investment income	3,620,411

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	196,798
Net change in unrealized gains (losses) on investments	4,774,120

Net realized and unrealized gains (losses) on investments	4,970,918

Net increase in net assets resulting from operations	$8,591,329

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Wisconsin Tax-Free Fund	17

	Year ended June 30, 2016		Year ended June 30, 2015

Operations
Net investment income		$3,620,411		$3,238,956
Net realized gains on investments		196,798		1,138,977
Net change in unrealized gains (losses) on investments		4,774,120		(1,520,636)

Net increase in net assets resulting from operations		8,591,329		2,857,297

Distributions to shareholders from
Net investment income
Class A		(2,546,869)		(476,833)
Class C		(164,380)		(156,636)
Investor Class		(909,162)[1]		(2,605,288)
Net realized gains
Class A		(46,148)		(213,581)
Class C		(3,206)		(108,604)
Investor Class		0 [1]		(1,168,572)

Total distributions to shareholders		(3,669,765)		(4,729,514)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,703,085	160,926,790	654,328	7,170,002
Class C	130,742	1,437,094	165,504	1,815,037
Investor Class	505,794 [1]	5,498,632 [1]	2,709,500	29,751,822

		167,862,516		38,736,861

Reinvestment of distributions
Class A	211,387	2,330,732	56,852	622,960
Class C	15,074	165,617	23,730	259,991
Investor Class	59,864 [1]	650,999 [1]	316,401	3,467,290

		3,147,348		4,350,241

Payment for shares redeemed
Class A	(2,737,029)	(30,185,352)	(321,379)	(3,523,390)
Class C	(173,105)	(1,899,783)	(132,955)	(1,456,383)
Investor Class	(12,142,203)[1]	(132,592,719)[1]	(1,737,420)	(19,058,958)

		(164,677,854)		(24,038,731)

Net increase in net assets resulting from capital share transactions		6,332,010		19,048,371

Total increase in net assets		11,253,574		17,176,154

Net assets
Beginning of period		160,175,049		142,998,895

End of period		$171,428,623		$160,175,049

Overdistributed net investment income		$(10,499)		$(10,499)

[1]	For the period from July 1, 2015 to October 23, 2015. Effective at the close of business on October 23, 2015, Investor Class shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Wisconsin Tax-Free Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.83	$10.96	$10.86	$11.09	$10.68
Net investment income	0.25	0.24	0.33	0.27	0.34
Net realized and unrealized gains (losses) on investments	0.33	(0.02)	0.18	(0.22)	0.42

Total from investment operations	0.58	0.22	0.51	0.05	0.76
Distributions to shareholders from
Net investment income	(0.25)	(0.24)	(0.33)	(0.27)	(0.34)
Net realized gains	(0.00)[1]	(0.11)	(0.08)	(0.01)	(0.01)

Total distributions to shareholders	(0.25)	(0.35)	(0.41)	(0.28)	(0.35)
Net asset value, end of period	$11.16	$10.83	$10.96	$10.86	$11.09
Total return[2]	5.44%	2.07%	4.80%	0.46%	7.19%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.90%	0.92%	0.90%	0.92%
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income	2.26%	2.22%	3.02%	2.44%	3.06%
Supplemental data
Portfolio turnover rate	16%	28%	25%	31%	14%
Net assets, end of period (000s omitted)	$160,480	$23,824	$19,825	$25,641	$20,844

[1]	Amount is less than $0.005 per share.

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Wisconsin Tax-Free Fund	19

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015	2014	2013	2012
Net asset value, beginning of period	$10.83	$10.96	$10.86	$11.09	$10.68
Net investment income	0.17	0.16	0.25	0.19	0.26
Net realized and unrealized gains (losses) on investments	0.33	(0.02)	0.18	(0.22)	0.42

Total from investment operations	0.50	0.14	0.43	(0.03)	0.68
Distributions to shareholders from
Net investment income	(0.17)	(0.16)	(0.25)	(0.19)	(0.26)
Net realized gains	(0.00)[1]	(0.11)	(0.08)	(0.01)	(0.01)

Total distributions to shareholders	(0.17)	(0.27)	(0.33)	(0.20)	(0.27)
Net asset value, end of period	$11.16	$10.83	$10.96	$10.86	$11.09
Total return[2]	4.66%	1.31%	4.02%	(0.29)%	6.40%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.65%	1.67%	1.65%	1.67%
Net expenses	1.45%	1.45%	1.45%	1.45%	1.45%
Net investment income	1.52%	1.47%	2.28%	1.69%	2.32%
Supplemental data
Portfolio turnover rate	16%	28%	25%	31%	14%
Net assets, end of period (000s omitted)	$10,949	$10,923	$10,431	$12,094	$11,393

[1]	Amount is less than $0.005 per share.

[2]	Total return calculations do not include any sales charges.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Wisconsin Tax-Free Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Wisconsin Tax-Free Fund (the “Fund”) which is a non-diversified series of the Trust.

Effective at the close of business on October 23, 2015, Investor Class shares became Class A shares in a tax-free conversion. Shareholders of Investor Class received Class A shares at a value equal to the value of their Investor Class shares immediately prior to the conversion. Investor Class shares are no longer offered by the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income

Notes to financial statements	Wells Fargo Wisconsin Tax-Free Fund	21

may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$169,452,580	$0	$169,452,580

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

22	Wells Fargo Wisconsin Tax-Free Fund	Notes to financial statements

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.40% and declining to 0.28% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 0.40% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.16%
Investor Class	0.19

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.70% for Class A shares and 1.45% for Class C shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2016, Funds Distributor received $2,810 from the sale of Class A shares and $779 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Investor Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $36,734,371 and $22,891,727, respectively.

Notes to financial statements	Wells Fargo Wisconsin Tax-Free Fund	23

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30
	2016	2015
Ordinary income	$140	$896,413
Tax-exempt income	3,620,411	3,238,756
Long-term capital gain	49,214	594,345

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Undistributed tax-exempt income	Unrealized gains
$152,828	$19,112	$7,930,325

8. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state or territories of the U.S. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Wisconsin Tax-Free Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Wisconsin Tax-Free Fund (formerly known as Wells Fargo Advantage Wisconsin Tax-Free Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Wisconsin Tax-Free Fund as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

Other information (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	25

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, $49,214 was designated as a 20% rate gain distribution for the fiscal year ended June 30, 2016.

For the fiscal year ended June 30, 2016, $140 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

Pursuant to Section 852 of the Internal Revenue Code, 100% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended June 30, 2016.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Wisconsin Tax-Free Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

28	Wells Fargo Wisconsin Tax-Free Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Wisconsin Tax-Free Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board

Other information (unaudited)	Wells Fargo Wisconsin Tax-Free Fund	29

received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review except the five-year period under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Barclays Municipal Bond Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

30	Wells Fargo Wisconsin Tax-Free Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Wisconsin Tax-Free Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244413 08-16 A259/AR259 6-16

Annual Report

June 30, 2016

Wells Fargo
Alternative Strategies Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Alternative Strategies Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

During much of the period, global equity, bond, and currency markets were volatile as recessionary pressures and diverging central bank policies concerned investors.

During the fourth quarter of 2015, Japan’s economy contracted, China’s manufacturing sector retrenched, and growth appeared to slow in Europe.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Alternative Strategies Fund for the 12-month period that ended June 30, 2016. During much of the period, global equity, bond, and currency markets were volatile as recessionary pressures and diverging central bank policies concerned investors. As the period ended, voters in the U.K. approved a referendum to leave the European Union, injecting new uncertainty into the markets and sending stock prices and bond yields significantly lower. Equity markets soon recovered to varying degrees, but bond prices remained elevated and yields lower as investors sought lower-volatility assets due to short-term fears.

Shifting investor sentiment reflected changing economic and business data.

Early in the period, oil prices declined after a spring 2015 rally, negotiations about Greece’s ability to repay its sovereign debt grew contentious, and the U.S. dollar strengthened. By July 2015, equity markets were declining, led by stocks in China, which endured the largest one-day drop in eight years on July 27, 2015.

The S&P 500 Index,1 a common measure of U.S. stock performance, fell into correction territory—defined as a loss of 10% or more—during August 2015 before recovering somewhat. The index retested its August lows in late September 2015 before recovering most of its year-to-date losses from October through December 2015. As anticipated, the U.S. Federal Reserve (Fed) increased the federal funds rate in December and suggested that it planned to pursue additional increases in 2016. During the first six weeks of 2016, the index suffered the worst loss to open a year on record before trending higher. By the end of the 12-month reporting period, the index recorded a 3.99% gain.

Overseas, the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net)2 and the MSCI Emerging Markets (EM) Index (Net)3 recorded negative returns. In August 2015, China allowed its currency’s value to decline in an attempt to bolster exports. The U.S. dollar strengthened, which negatively affected investment returns and U.S. corporate profits earned overseas. During the fourth quarter of 2015, Japan’s economy contracted, China’s manufacturing sector retrenched, and growth appeared to slow in Europe.

Global equity markets hit low points before starting to rebound in the middle of February 2016 when business data improved and central bankers reasserted their commitment to initiatives intended to encourage economic activity. The European Central Bank (ECB) pushed the deposit interest-rate further into negative territory. The Bank of Japan (BOJ) followed the ECB’s lead by setting a negative deposit rate. Negative deposit interest rates are intended to encourage banks to lend assets rather than keep them on deposit. The People’s Bank of China (PBOC) reduced reserve ratios, which also was intended to encourage lending. The ECB expanded its bond-buying program, which injects liquidity into the markets and encourages investment.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Alternative Strategies Fund	3

For the 12-month reporting period, the MSCI ACWI ex USA Index (Net) and MSCI EM Index (Net) recorded returns of -10.24% and -12.06%, respectively.

A December federal funds rate increase marked divergence of central bank policies.

Bond markets were volatile as well. The Fed’s decision to tighten credit conditions through higher interest rates contrasted with actions by the ECB, the PBOC, and the BOJ. Data released in January 2016 indicated that U.S. corporate profits fell in the fourth quarter of 2015, the second consecutive quarter of decline. The Fed expressed hesitancy about additional credit tightening in the near term, which investors appeared to read as accommodative of business activity. Overall, policy actions of central banks and intermittently positive economic data heartened investors as the period drew to a close.

Bond markets, particularly international bonds, benefited during the period, with the Barclays Global Aggregate ex U.S. Dollar Bond Index4 gaining 11.24% and the Barclays U.S. Aggregate Bond Index5 gaining 6.00%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

[5]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

4	Wells Fargo Alternative Strategies Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

The Rock Creep Group, LP

Chilton Investment Company, LLC

Ellington Global Asset Management LLC

Mellon Capital Management Corporation

Passport Capital, LLC

Pine River Capital Management L.P.

River Canyon Fund Management LLC

Sirios Capital Management, L.P.

Wellington Management Company LLP

Portfolio managers

Joseph Bishop

John F. Brennan, Jr.

John Burbank

Richard L. Chilton, Jr.

Vassilis Dagioglu

Robert Kinderman

Sudhir Krisnamurthi

Kenneth LaPlace

Soon Pho

Kent M. Stahl, CFA®

Gregg R. Thomas, CFA®

Ronald van der Wouden

Brian Zied

Aaron Zimmerman

Average annual total returns (%) as of June 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WALTX)	4-30-2014	(9.23)	(1.18)	(3.65)	1.56	3.39	2.88
Class C (WACTX)	4-30-2014	(5.46)	0.78	(4.46)	0.78	4.14	3.63
Administrator Class (WADTX)	4-30-2014	–	–	(3.55)	1.70	3.31	2.73
Institutional Class (WAITX)	4-30-2014	–	–	(3.36)*	1.84	3.06	2.63
Barclays U.S. Aggregate Bond Index[3]	–	–	–	6.00	4.17	–	–
Credit Suisse Liquid Alternatives Beta Index[4]	–	–	–	(0.66)	1.33	–	–
*	Total return differs from the return in the Financial Highlights in this report. The total return presented is calculated based on the NAV at which shareholder transactions were processed. The NAV and total return presented in the Financial Highlights reflects certain adjustments made to the net assets of the Fund that are necessary under U.S. generally accepted accounting principles.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

The Fund does not invest directly in hedge funds but pursues similar strategies to those typically used by hedge funds. The Fund invests using alternative investment strategies such as equity hedged, event driven, global macro, and relative value, which are speculative and entail a high degree of risk. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Securities issued by U.S. government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, convertible securities risk, loan risk, regulatory risk, and smaller-company securities risk. Consult a Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Alternative Strategies Fund	5

Growth of $10,000 investment as of June 30, 2016[5]

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.12% in acquired fund fees and expenses and 0.63% in dividend and interest expenses on securities sold short. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 2.22% for Class A, 2.97% for Class C, 2.07% for Administrator Class, and 1.97% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, prime broker fees, dividend and interest expenses on securities sold short, and extraordinary expenses are excluded from the expense cap. Acquired fund fees and expenses incurred by investments made by The Rock Creek Group, LP, a subadviser of the Fund, are included in the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-based securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Credit Suisse Liquid Alternatives Beta Index reflects the returns of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers, as represented by the Credit Suisse Hedge Fund Index. You cannot invest directly in an index.

[5]	The chart compares the performance of Class A shares since inception with the Barclays U.S. Aggregate Bond Index and Credit Suisse Liquid Alternatives Beta Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[6]	The Morgan Stanley Capital International (MSCI) World Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed markets country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[7]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. The MSCI EAFE Index consists of the following 21 developed markets country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. You cannot invest directly in an index.

[8]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

[9]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[10]	The chart shows the percentage of Fund holdings within a particular sector that was held long (securities owned by the Fund) or sold short (sale of borrowed securities). Gross exposure is the absolute value of the long positions and short positions combined. Net exposure is the percentage of long positions minus the percentage of positions sold short.

[11]	Strategy allocation is calculated based on the market value of total investments. Cash shown is the sweep cash position of the Fund, and excludes any cash or cash equivalents that may be pledged as collateral for other investments of the Fund. Strategy allocation is subject to change and may have changed since the date specified.

[12]	The ten largest long and short position holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6	Wells Fargo Alternative Strategies Fund	Performance highlights (unaudited)

MANAGERS’ DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark, the Barclays U.S. Aggregate Bond Index, for the 12-month period that ended June 30, 2016. The Fund also underperformed the Credit Suisse Liquid Alternatives Beta Index. (The Fund invests assets across a number of alternative investment strategies in an effort to achieve relatively low sensitivity and low volatility relative to major equity markets. It thus benchmarks itself against the Barclays U.S. Aggregate Bond Index, despite investing in a number of equity strategies.)

■	A general flight away from volatility benefited the Fund’s fixed-income benchmark but led to losses from the Fund’s two most directional strategies: equity hedged and event driven.

■	The trend-following component within the global macro sleeve, which tends to be least correlated with market direction, was the single largest contributor to Fund performance.

■	The Fund’s underlying subadvisors decreased the market sensitivity of their portfolios in line with our market outlook, but strategy allocations were mostly unchanged.

Markets were quite volatile over the past 12 months, driven by worries over the Chinese economy; lower commodity prices; negative interest rates; and, most recently, the fallout from the Brexit referendum vote by which voters in the U.K. decided to exit the European Union. The Morgan Stanley Capital International (MSCI) World Index (Net)6 declined 2.8% for the period, with considerable variance across regions. The MSCI Europe, Asia, Far East (EAFE) Index7 was down more than 10% and emerging markets, as measured by the MSCI Emerging Markets (EM) Index (Net),8 were down more than 12%, versus a 4% gain for the S&P 500 Index.9 Commodity markets were volatile, with oil ending lower while the Brexit paved the way for significant weakening in the British pound and strengthened the U.S. dollar and Japanese yen. Meanwhile, fixed-income yields on most sovereign and higher-quality corporate bonds continued to trend lower as investors gravitated toward bonds with relatively low credit risk.

The equity hedged sleeve was the largest detractor from performance for the Fund. The U.S. equity market saw a massive rotation to value as evidenced by strong outperformance of the utilities and telecommunication services sectors, which were underweighted in the Fund. Subadvisors with a growth bias were more negatively affected by this rotation of capital. In particular, financials sector investments saw sharp drawdowns as a result of increasing uncertainty about future interest rates in the U.S., Europe, and Japan. Global equity hedged strategies with a long bias toward Europe and Japan were weighed down by China-related fears throughout the period and by volatility following the Brexit vote. These losses were partially offset by short exposure to energy- and materials-related stocks, as well as emerging markets stocks. Additionally, long positions in U.S. consumer stocks outperformed on the back of lower oil prices and signs of an improving labor market.

Sector allocation as of June 30, 2016[10]
	Gross exposure (%)	Net exposure (%)
Consumer Discretionary	20	26
Consumer Staples	11	16
Energy	6	1
Financials	7	9
Health Care	10	14
Industrials	7	8
Information Technology	12	10
Materials	5	5
Telecommunication Services	2	3
Utilities	1	2
Other	19	6
	100	100

We continue to have a bias toward equity hedged and relative value strategies that rely on fundamental-based research to identify high- and low-quality companies to go long and sell short. Unfortunately, with ongoing central bank intervention and episodic deleveraging, the past 12-month period did not witness any meaningful outperformance by strong secular growth stocks over those with poorer earnings quality. This market environment affected both the equity hedged and relative value sleeves. However, we believe that the Fund’s equity hedged and relative value sleeves now incorporate significant embedded value and are well-positioned to benefit as prices converge with fundamentals.

We maintained a relatively low weight to the event-driven strategy throughout the period based on a conviction that special situation value equities and credit securities would underperform in an environment of slow and uncertain economic growth. While the event driven

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Alternative Strategies Fund	7

strategy did detract from performance, its impact was contained by the lower allocation. Non-agency residential mortgage-backed securities (RMBS) positioning was profitable in the second half of the period but the strategy was unable to regain the ground lost earlier in the year on corporate credit and deep-value equities. We believe the risk/reward trade-off in corporate credit remains poor, and we have shifted more of the Fund’s exposure to structured credit opportunities. Non-agency RMBS credit fundamentals have improved since 2008 as homeowners have accumulated more equity in their homes. Non-agency RMBS are typically low-duration securities with low sensitivity to interest rates, making them more attractive at this time relative to other fixed-income sectors.

Performance within the global macro sleeve was mixed, with commodity trading advisor (CTA) allocations generating strong results that were offset by losses from valuation-driven models. Losses came predominantly from equity positions, notably long the Japanese TOPIX and German DAX markets and short the S&P 500 Index. The Japanese equity market is currently trading at a discount relative to other developed markets partly because of fatigue Abenomics. Prime Minister Shinzo Abe’s policies intended to spark economic growth and partly because of a strengthening yen that has fueled doubts about the country’s ability to overcome its deflation troubles. Europe was showing signs of economic improvement despite China’s economic slowdown but now has had to contend with uncertainty and fallout of the Brexit vote. On the other hand, CTA models benefited from strong trends that persisted through the year. Early in the year, short positioning in energy-related commodities was profitable but the subsequent upturn in oil prices reversed some of those gains. Contributing to performance were long gold and short emerging markets currency positions. Long yen and short British pound and euro positions were additive at the end of the year.

Strategy allocation as of June 30, 2016[11]

The Fund’s subadvisors have maintained conviction in most of their core positions but have tempered conviction by increasing portfolio hedges. As a result, the Fund’s gross exposure has been fairly steady while its net exposure has gradually trended down over the past year. This is consistent with our macro perspective that it is prudent to take less directional exposure because of the headwinds to global growth and unusually high valuations in the U.S. At present, the S&P 500 Index is trading at about a 25 times price/earnings multiple, which is a higher multiple than it has been for 90% of the time in the past eight decades. Easy monetary policy appears to be nearing its limits to inflate the prices of risk assets. We believe the Fund is well-positioned to resume generating strong risk-adjusted returns as the effects of central bank stimulus moderate and markets start reflecting corporate fundamentals.

Ten largest long position holdings (%) as of June 30, 2016[12]
AQR Managed Futures Strategy Fund Class I	8.11
Allergan plc	1.55
The Sherwin-Williams Company	1.17
Facebook Incorporated Class A	1.13
Constellation Brands Incorporated Class A	1.04
Halliburton Company	1.01
Carrington Mortgage Loan Trust Series 06-NC4 Class A3, 0.61%, 10-25-2036	0.90
Credit-Based Asset Servicing and Securitization Series 07-CB4 Class A1B, 0.63%, 4-25-2037	0.87
Charter Communications Incorporated Class A	0.83
Microsoft Corporation	0.83

Ten largest short position holdings (%) as of June 30, 2016[12]
SPDR S&P 500 ETF	(7.03)
Consumer Staples Select Sector SPDR Fund ETF	(0.75)
Occidental Petroleum Corporation	(0.69)
Electronic Arts Incorporated	(0.66)
Schlumberger Limited	(0.61)
International Business Machines Corporation	(0.58)
Infosys Limited ADR	(0.57)
Corning Incorporated	(0.55)
Equinix Incorporated	(0.50)
National Oilwell Varco Incorporated	(0.47)

Please see footnotes on page 5.

8	Wells Fargo Alternative Strategies Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,025.00	$14.78	2.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.26	$14.68	2.94%
Class C
Actual	$1,000.00	$1,026.70	$18.55	3.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,006.56	$18.37	3.68%
Administrator Class
Actual	$1,000.00	$1,021.40	$14.05	2.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,010.96	$13.98	2.80%
Institutional Class
Actual	$1,000.00	$1,020.40	$13.46	2.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.54	$13.40	2.68%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	9

Security name	Shares	Value

Common Stocks: 54.52%

Consumer Discretionary: 13.31%

Auto Components: 0.83%
Delphi Automotive plc	14,674	$918,592
Magna International Incorporated	28,098	985,397
Nissin Kogyo Company Limited	1,830	23,439
Tachi-S Company Limited	1,390	20,439
Tokai Rika Company Limited	1,085	16,027
Toyo Tire & Rubber Company Limited	4,268	46,527
Toyota Industries Corporation	985	39,163
TS Tech Company Limited	1,140	27,934

		2,077,518

Automobiles: 0.08%
Chongqing Changchun Automobile Class B	38,880	54,462
Fuji Heavy Industries Limited	1,150	39,529
Isuzu Motors Limited	2,790	34,364
Mazda Motor Corporation	1,165	15,417
Peugeot SA †	970	11,627
Renault SA	410	30,954
Suzuki Motor Corporation	665	18,007

		204,360

Diversified Consumer Services: 0.11%
Kroton Educacional SA	14,048	59,475
New Oriental Education & Technology Group Incorporated	1,867	78,190
Service Corporation International	5,452	147,422

		285,087

Hotels, Restaurants & Leisure: 2.59%
Caesars Acquisition Company Class A †	1,887	21,172
Caesars Entertainment Corporation †	3,485	26,800
Chipotle Mexican Grill Incorporated †	317	127,675
ClubCorp Holdings Incorporated	5,171	67,223
Compass Group plc	3,209	61,052
Domino’s Pizza Incorporated	7,108	933,849
Fuji Kyuko Company Limited	1,370	19,156
Genting Singapore plc	40,010	21,704
H.I.S. Company Limited	795	25,675
Hilton Worldwide Holdings Incorporated	49,171	1,107,823
Las Vegas Sands Corporation	2,928	127,339
Mandarin Oriental International Limited	22,600	30,623
McDonald’s Corporation (b)	4,425	532,505
MGM Resorts International †(b)	32,607	737,896
Norwegian Cruise Line Holdings Limited †	371	14,781
OPAP SA	8,484	59,129
Panera Bread Company Class A †	324	68,669
Royal Caribbean Cruises Limited	8,029	539,147
Sands China Limited	17,280	58,474

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
Sonic Corporation	45,747	$1,237,456
Starbucks Corporation (b)	11,198	639,630
TUI AG	3,912	44,437

		6,502,215

Household Durables: 0.07%
Alpine Electronics Incorporated	1,715	16,807
Cairn Homes plc †	110,464	117,684
Panahome Corporation	2,320	18,365
Zojirushi Corporation	617	11,724

		164,580

Internet & Catalog Retail: 1.95%
Amazon.com Incorporated †	2,009	1,437,681
Expedia Incorporated	309	32,847
Home Retail Group plc	13,580	27,810
Netflix Incorporated †	5,669	518,600
Qliro Group AB †	12,748	14,013
Rakuten Incorporated	2,300	24,736
Start Today Company Limited	359	18,976
The Priceline Group Incorporated †	1,599	1,996,208
Wayfair Incorporated Class A †	21,393	834,327

		4,905,198

Leisure Products: 0.03%
Bandai Namco Holdings Incorporated	1,680	43,355
Sankyo Company Limited	495	18,559
Yamaha Corporation	419	11,293

		73,207

Media: 4.18%
Charter Communications Incorporated Class A †	9,150	2,092,056
Clear Channel Outdoor Holdings Incorporated Class A	4,337	26,976
Comcast Corporation Class A (b)	17,691	1,153,277
Daiichikosho Company Limited	450	18,865
Discovery Communications Incorporated Class A †(b)	11,498	290,095
DISH Network Corporation Class A †(b)	32,281	1,691,525
JC Decaux SA	26,221	884,089
Liberty Latin America and Caribbean Group Class A †	3,006	96,974
M6 Metropole Television SA	1,721	28,613
Nippon Television Network Corporation	2,645	43,670
SES SA	6,175	132,192
Sky plc	12,219	138,850
The Walt Disney Company	10,789	1,055,380
Time Warner Incorporated	26,490	1,948,075
TV Asahi Corporation	2,005	32,647
Twenty-First Century Fox Incorporated Class A (b)	20,524	555,174
Viacom Incorporated Class B	4,748	196,900

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	11

Security name	Shares	Value

Media (continued)
Wolters Kluwer NV	2,526	$102,281

		10,487,639

Multiline Retail: 0.27%
Dollar Tree Incorporated †(b)	6,916	651,764
Seria Company Limited	196	16,222

		667,986

Specialty Retail: 2.65%
Adastria Company Limited	627	24,846
Advance Auto Parts Incorporated	418	67,561
Aoyama Trading Company Limited	865	31,898
AutoNation Incorporated †	33,200	1,559,736
AutoZone Incorporated †	1,956	1,552,751
Gulliver International Company Limited	1,541	12,649
Hornbach Holding AG & Company KGaA	776	52,619
Jumbo SA †	1,107	14,563
Lowe’s Companies Incorporated	448	35,468
Luk Fook Holdings International Limited	3,795	8,389
O’Reilly Automotive Incorporated †	1,767	479,034
Pal Company Limited	850	20,040
Shimamura Company Limited	243	36,155
The Home Depot Incorporated	14,167	1,808,984
The TJX Companies Incorporated (b)	10,620	820,183
Vitamin Shoppe Incorporated †	3,392	103,693
Yamada Denki Company Limited	3,472	18,328

		6,646,897

Textiles, Apparel & Luxury Goods: 0.55%
Brunello Cucinelli SpA	1,640	29,411
Crocs Incorporated †	5,635	63,563
Global Brands Group Holding Limited †	227,495	20,015
Nike Incorporated Class B	20,462	1,129,503
Pandora AS	169	23,018
Ralph Lauren Corporation	314	28,141
Samsonite International SA	14,000	38,764
VF Corporation	894	54,972

		1,387,387

Consumer Staples: 7.62%

Beverages: 4.13%
Anheuser-Busch InBev NV ADR	6,106	804,038
Asahi Breweries Limited	1,005	32,496
Brown-Forman Corporation Class B	8,510	848,958
C&C Group plc	14,884	58,376
Coca-Cola HBC AG	1,816	36,746
Constellation Brands Incorporated Class A (b)	15,741	2,603,561
Diageo plc	3,120	87,159
Heineken Malaysia Bhd	7,950	29,827

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

Beverages (continued)
Heineken NV	10,123	$928,500
Molson Coors Brewing Company Class B (b)	19,505	1,972,540
Monster Beverage Corporation †	10,981	1,764,757
PepsiCo Incorporated	621	65,789
Sapporo Holdings Limited	1,030	29,775
The Coca-Cola Company	23,304	1,056,371
Vina Concha y Toro SA	11,707	18,484
Yantai Changyu Pioneer Wine Company Limited Class B	14,405	43,638

		10,381,015

Food & Staples Retailing: 1.35%
Ain Holdings Incorporated	254	19,702
Alimentation Couche-Tard Incorporated Class B	491	21,085
Belc Company Limited	199	8,296
Casey’s General Stores Incorporated	7,810	1,027,093
Cocokara Fine Incorporated	371	19,228
Costco Wholesale Corporation (b)	12,549	1,970,695
Create SD Holdings Company Limited	716	20,311
J Sainsbury plc	18,818	58,622
Metro AG	1,981	60,928
Sundrug Company Limited	755	70,891
Tsuruha Holdings Incorporated	388	46,982
Walgreens Boots Alliance Incorporated	816	67,948

		3,391,781

Food Products: 1.55%
Ariake Japan Company Limited	443	26,374
Chocoladefabriken Lindt & Sprungli AG	22	1,572,194
ConAgra Foods Incorporated	5,555	262,868
Greencore Group plc	26,517	109,127
Kikkoman Corporation	578	21,328
Meiji Holdings Company Limited	808	83,026
Mondelez International Incorporated Class A (b)	15,912	724,155
Morinaga & Company Limited	2,402	15,145
Nestle SA	1,044	80,887
Nippon Flour Mills Company Limited	1,595	12,464
Nisshin Seifun Group Incorporated	611	9,822
Post Holdings Incorporated †	1,492	123,373
Suedzucker AG	1,786	39,338
The J.M. Smucker Company	950	144,790
The Kraft Heinz Company (b)	7,273	643,515
Yamazaki Baking Company Limited	545	15,215

		3,883,621

Household Products: 0.16%
Colgate-Palmolive Company	2,553	186,880
Lion Corporation	1,993	32,883
Reckitt Benckiser Group plc	1,270	127,345
The Procter & Gamble Company	522	44,198

		391,306

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	13

Security name	Shares	Value

Personal Products: 0.15%
Beiersdorf AG	287	$27,172
Coty Incorporated	954	24,794
Hypermarcas SA	3,700	26,664
Kao Corporation	232	13,512
Kose Corporation	129	10,931
LG Household & Health Care Limited H Shares	54	52,734
Natura Cosmeticos SA	2,790	22,148
Oriflame Holding AG †	2,123	54,143
Pola Orbis Holdings Incorporated	181	17,034
The Estee Lauder Companies Incorporated Class A	541	49,242
Unilever NV ADR	1,863	87,449

		385,823

Tobacco: 0.28%
British American Tobacco plc	10,478	679,279
Japan Tobacco Incorporated	535	21,562

		700,841

Energy: 4.31%

Energy Equipment & Services: 1.17%
Halliburton Company (b)	56,144	2,542,762
Helmerich & Payne Incorporated	535	35,915
Hilong Holding Limited	105,180	11,519
Schlumberger Limited (b)	4,380	346,371
Trican Well Service Limited †	4,095	7,829

		2,944,396

Oil, Gas & Consumable Fuels: 3.14%
Anadarko Petroleum Corporation	19,501	1,038,428
Apache Corporation	1,014	56,449
BP plc	32,718	191,515
Cabot Oil & Gas Corporation	1,165	29,987
Canadian Natural Resources Limited	1,624	50,068
Cobalt International Energy Incorporated †	3,128	4,192
Concho Resources Incorporated †(b)	5,748	685,564
Diamondback Energy Incorporated †	365	33,292
Eni SpA	7,584	122,157
EOG Resources Incorporated	697	58,144
EQT Corporation	5,954	461,018
Exxon Mobil Corporation (b)	3,315	310,748
Hess Corporation	6,100	366,610
Imperial Oil Limited	2,020	63,917
Japan Petroleum Exploration Company	1,220	24,592
Kinder Morgan Incorporated	7,761	145,286
Marathon Oil Corporation	2,085	31,296
Newfield Exploration Company †	148	6,539
Noble Energy Incorporated (b)	47,767	1,713,402
Petroleo Brasileiro SA ADR †	5,122	36,674
Pioneer Natural Resources Company (b)	5,007	757,109

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PrairieSky Royalty Limited	33	$626
QEP Resources Incorporated	259	4,566
Royal Dutch Shell plc Class B	3,934	108,691
Southwestern Energy Company †	2,310	29,060
Statoil ASA	1,921	33,192
Total SA	3,081	147,752
TransCanada Corporation	270	12,217
TransCanada Corporation-Subscription Receipt	500	22,571
Valero Energy Corporation (b)	25,937	1,322,787
WPX Energy Incorporated †	973	9,059

		7,877,508

Financials: 4.63%

Banks: 1.50%
Alpha Bank AE †	13,393	25,095
Banca Popolare dell’Emilia Romagna Scarl	11,296	41,472
Banco Macro SA	440	32,657
Banco Popular Espanol SA	35,603	46,268
Bank of America Corporation (b)	77,460	1,027,894
Bank of Ireland †	103,901	21,419
Bank of Nova Scotia	765	37,493
Bank of the Ozarks Incorporated (b)	13,731	515,187
BNP Paribas SA	4,057	177,922
CaixaBank SA	17,600	38,790
Citigroup Incorporated	2,887	122,380
Citizens Financial Group Incorporated	1,300	25,974
Eurobank Ergasias SA †	48,324	30,590
HDFC Bank Limited ADR	729	48,369
HSBC Holdings plc	22,160	137,293
ICICI Bank Limited ADR	7,013	50,353
ING Groep NV	6,294	65,117
Itau Unibanco Holding SA ADR	4,372	41,272
Japan Post Bank Company Limited	1,535	18,050
JPMorgan Chase & Company	599	37,222
M&T Bank Corporation	209	24,710
Mitsubishi UFJ Financial Group Incorporated	17,212	77,159
PNC Financial Services Group Incorporated	1,894	154,153
Sberbank of Russia (a)	20,340	42,288
Signature Bank †	1,668	208,367
Societe Generale SA	2,353	73,616
Standard Chartered plc	9,532	72,319
Sumitomo Mitsui Financial Group Incorporated	1,320	38,115
The San-in Godo Bank Limited	2,870	18,739
UniCredit SpA	15,167	33,356
Western Alliance Bancorp †(b)	14,778	482,502

		3,766,141

Capital Markets: 1.02%
Affiliated Managers Group Incorporated †(b)	3,927	552,804

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	15

Security name	Shares	Value

Capital Markets (continued)
Aizawa Securities Company Limited	2,550	$12,916
ANIMA Holding SpA 144A	9,477	44,680
EFG International AG	2,019	7,650
Ichiyoshi Securities Company Limited	4,625	33,348
Invesco Limited	12,125	309,673
Julius Baer Group Limited	2,163	87,057
Nihon M&A Center Incorporated	337	21,888
OM Asset Management plc	11,755	156,929
Raymond James Financial Incorporated	1,108	54,624
SEI Investments Company	22,954	1,104,317
UBS Group AG	13,574	176,131

		2,562,017

Consumer Finance: 0.14%
Ally Financial Incorporated †	12,337	210,593
Navient Corporation	7,135	85,263
Santander Consumer USA Holdings Incorporated †	5,460	56,402

		352,258

Diversified Financial Services: 0.57%
Amundi SA	1,795	74,583
Hellenic Exchanges SA Holding	7,274	34,882
Intercontinental Exchange Incorporated	744	190,434
MarketAxess Holdings Incorporated	371	53,943
Markit Limited †	2,562	83,521
Moody’s Corporation	8,555	801,689
MSCI Incorporated	874	67,403
Rescap Liquidating Trust †	5,781	52,029
S&P Global Incorporated	741	79,480

		1,437,964

Insurance: 0.60%
Ageas NV	2,268	78,834
Ambac Financial Group Incorporated †(b)	3,037	49,989
American International Group Incorporated	3,018	159,622
Assicurazioni Generali SpA	4,015	47,346
Chubb Limited	662	86,530
Coface SA	4,873	32,965
Delta Lloyd NV	6,739	23,679
Fairfax Financial Holdings Limited	94	50,627
MetLife Incorporated	1,900	75,677
MS&AD Insurance Group Holdings Incorporated	2,315	59,982
PICC Property & Casualty Company Limited H Shares	17,400	27,434
Principal Financial Group Incorporated	1,050	43,166
Saga plc	26,014	66,912
Sony Financial Holdings Incorporated	1,860	21,031
Storebrand ASA †	13,643	51,754
T&D Holdings Incorporated	6,084	51,665
Tokio Marine Holdings Incorporated	1,370	45,609

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

Insurance (continued)
Torchmark Corporation	468	$28,932
Unum Group	1,079	34,301
W.R. Berkley Corporation	6,906	413,808
Zurich Insurance Group AG	244	60,361

		1,510,224

Real Estate Management & Development: 0.22%
BR Malls Participacoes SA	16,250	65,004
Corporacion Inmobiliaria Vesta SAB de CV	17,280	26,795
Daito Trust Construction Company Limited	245	39,779
Deutsche Wohnen AG	1,536	52,298
Grand City Properties SA	7,959	163,778
LEG Immobilien AG	550	51,463
Leopalace21 Corporation	3,450	24,233
Relo Holdings Incorporated	414	73,275
Sumitomo Real Estate Sales Company Limited	2,865	56,325

		552,950

REITs: 0.57%
American Tower Corporation	1,240	140,876
Columbia Property Trust Incorporated	1,003	21,464
Equinix Incorporated	307	119,033
GLP J-REIT	16	20,196
Grivalia Properties Real Estate Investment Company	9,739	76,400
Hibernia REIT plc	72,651	108,037
Host Hotels & Resorts Incorporated	1,784	28,919
Intu Properties plc	20,493	79,672
Irish Residential Properties REIT plc	73,818	90,931
Kennedy Wilson Europe Real Estate plc	5,779	74,207
LaSalle Logiport REIT	41	41,733
National Retail Properties Incorporated	6,172	319,216
National Storage REIT †	7,037	8,292
National Storage REIT NPV	21,648	27,003
Public Storage Incorporated (b)	1,034	264,280

		1,420,259

Thrifts & Mortgage Finance: 0.01%
Genworth Mortgage Insurance	9,054	18,764

Health Care: 6.57%

Biotechnology: 0.68%
Alder Biopharmaceuticals Incorporated †	812	20,276
Biogen Incorporated †	1,885	455,830
Cepheid Incorporated †	760	23,370
Gilead Sciences Incorporated (b)	12,456	1,039,079
PeptiDream Incorporated †	195	11,663
Regeneron Pharmaceuticals Incorporated †	172	60,068
Tesaro Incorporated †	463	38,915

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	17

Security name	Shares	Value

Biotechnology (continued)
Vertex Pharmaceuticals Incorporated †	751	$64,601

		1,713,802

Health Care Equipment & Supplies: 1.91%
Align Technology Incorporated †	354	28,515
Asahi Intecc Company Limited	401	19,595
Becton Dickinson & Company (b)	8,616	1,461,187
BioMerieux	195	26,422
Boston Scientific Corporation †	1,388	32,438
Danaher Corporation	4,434	447,834
Dexcom Incorporated †	558	44,266
Edwards Lifesciences Corporation †	544	54,253
Hologic Incorporated †	1,294	44,772
IDEXX Laboratories Incorporated †	10,346	960,730
Intuitive Surgical Incorporated †	51	33,732
Medtronic plc	953	82,692
Paramount Bed Holdings Company Limited	508	25,786
St. Jude Medical Incorporated	18,810	1,467,180
Sysmex Corporation	402	27,681
Terumo Corporation	682	29,105

		4,786,188

Health Care Providers & Services: 0.68%
Acadia Healthcare Company Incorporated †(b)	7,532	417,272
Brookdale Senior Living Incorporated †	731	11,287
Cardinal Health Incorporated	804	62,720
Envision Healthcare Holdings Incorporated †	1,038	26,334
HCA Holdings Incorporated †(b)	4,184	322,210
McKesson Corporation	256	47,782
UnitedHealth Group Incorporated	582	82,178
Universal Health Services Incorporated Class B (b)	5,441	729,638

		1,699,421

Health Care Technology: 0.01%
Agfa-Gevaert NV †	7,174	23,289
M3 Incorporated	443	15,461

		38,750

Life Sciences Tools & Services: 0.39%
Thermo Fisher Scientific Incorporated	6,589	973,591

Pharmaceuticals: 2.90%
Allergan plc †	16,805	3,883,468
Almirall SA	2,675	40,219
Astellas Pharma Incorporated	2,220	34,815
AstraZeneca plc	4,837	289,173
AstraZeneca plc ADR	3,103	93,680
Bristol-Myers Squibb Company (b)	13,465	990,350
Eisai Company Limited	1,054	58,851

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

Pharmaceuticals (continued)
H. Lundbeck AS †	1,643	$61,592
Johnson & Johnson	697	84,546
Merck & Company Incorporated	2,333	134,404
Mylan NV †	2,164	93,571
Novartis AG	618	51,009
Ono Pharmaceutical Company Limited	4,410	192,104
Otsuka Holdings Company Limited	294	13,548
Pfizer Incorporated (b)	30,414	1,070,877
Roche Holding AG	156	41,165
Shionogi & Company Limited	1,336	73,034
Sosei Group Corporation †	117	21,790
Teva Pharmaceutical Industries Limited ADR	710	35,663
UCB SA	432	32,438

		7,296,297

Industrials: 4.40%

Aerospace & Defense: 1.49%
Airbus Group NV	1,078	61,791
Cobham plc	60,921	128,350
Honeywell International Incorporated	341	39,665
Leonardo-Finmeccanica SpA †	4,955	50,108
Lockheed Martin Corporation (b)	2,732	678,000
Northrop Grumman Corporation	2,051	455,896
Qinetiq Group plc	16,510	49,010
Raytheon Company (b)	15,068	2,048,495
Thales SA	596	49,494
TransDigm Group Incorporated †	256	67,505
Ultra Electronics Holdings plc	2,018	46,957
United Technologies Corporation	620	63,581

		3,738,852

Air Freight & Logistics: 0.75%
FedEx Corporation (b)	11,193	1,698,874
PostNL †	21,606	88,137
United Parcel Service Incorporated Class B	880	94,794

		1,881,805

Airlines: 0.14%
Deutsche Lufthansa AG	5,831	68,558
Japan Airlines Company Limited	895	28,794
Southwest Airlines Company	6,209	243,455

		340,807

Building Products: 0.16%
Compagnie de Saint-Gobain SA	6,595	249,987
Fortune Brands Home & Security Incorporated	708	41,043
Owens Corning Incorporated	416	21,432

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	19

Security name	Shares	Value

Building Products (continued)
Sanwa Holdings Corporation	9,880	$89,809

		402,271

Commercial Services & Supplies: 0.08%
Aeon Delight Company Limited	1,018	27,729
Atento SA †	2,850	25,394
Nippon Kanzai Company Limited	2,080	32,995
Spotless Group Holdings Limited	64,587	54,661
Waste Connections Incorporated	929	66,934

		207,713

Construction & Engineering: 0.14%
Balfour Beatty plc †	25,774	74,083
Ellaktor SA †	4,350	6,449
GEK Terna Holding Real Estate Construction SA †	6,300	12,432
Hazama Ando Corporation	6,790	37,715
JGC Corporation	1,740	24,909
Kinden Corporation	3,510	37,995
Kyudenko Corporation	939	27,794
Nippo Corporation	1,790	30,449
Obayashi Corporation	1,968	20,953
Taisei Corporation	1,710	14,051
Vinci SA	1,025	72,331

		359,161

Electrical Equipment: 0.11%
Denyo Company Limited	1,780	18,420
Eaton Corporation plc	377	22,518
Generac Holdings Incorporated †	689	24,087
Legrand SA	1,701	87,076
Nissin Electric Company Limited	1,521	22,513
Schneider Electric SE	841	49,064
Ushio Incorporated	2,055	24,143
Zumtobel Group AG	2,872	34,959

		282,780

Industrial Conglomerates: 0.58%
Beijing Enterprises Holdings Limited	6,945	39,372
General Electric Company (b)	39,576	1,245,852
Koninklijke Philips NV	1,655	41,104
Rheinmetall AG	2,207	131,270

		1,457,598

Machinery: 0.14%
Atlas Copco AB Class A	1,333	34,621
Hino Motors Limited	1,925	19,173
IDEX Corporation	301	24,712
IHI Corporation	11,100	29,920
Mitsubishi Heavy Industries Limited	9,440	37,960

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

Machinery (continued)
Miura Company Limited	1,116	$24,946
Namura Shipbuilding Company Limited	1,540	8,519
Sandvik AB	2,555	25,580
Sulzer AG	185	16,054
Takuma Company Limited	3,275	29,060
The Middleby Corporation †	767	88,397
Toshiba Machine Company Limited	6,680	20,206

		359,148

Marine: 0.04%
DS Norden AS †	1,999	27,912
Irish Continental Group plc	6,996	32,608
Kuehne & Nagel International AG	224	31,385

		91,905

Professional Services: 0.09%
Adecco SA	858	43,276
Experian Group Limited	3,724	70,652
Hays plc	32,233	42,116
Recruit Holdings Company Limited	1,065	38,909
TechnoPro Holdings Incorporated	826	25,720

		220,673

Road & Rail: 0.58%
Avis Budget Group Incorporated †(b)	5,135	165,501
Canadian National Railway Company	1,425	84,147
CSX Corporation	1,688	44,023
DSV AS	1,406	59,120
Genesee & Wyoming Incorporated Class A †	810	47,750
Hitachi Transport System Limited	770	12,667
Old Dominion Freight Line Incorporated †	4,742	285,990
Union Pacific Corporation	8,526	743,894

		1,443,092

Trading Companies & Distributors: 0.07%
Itochu Corporation	3,350	40,981
Kuroda Electric Company Limited	1,480	25,420
MonotaRO Company Limited	468	15,473
Rexel SA	4,297	54,024
SIG plc	28,253	42,406

		178,304

Transportation Infrastructure: 0.03%
Groupe Eurotunnel SE	5,453	57,598
Hamburger Hafen Und Logistik AG	1,376	20,597

		78,195

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	21

Security name	Shares	Value

Information Technology: 8.19%

Communications Equipment: 0.45%
ARRIS International plc †	1,400	$29,344
Cisco Systems Incorporated	22,043	632,414
Motorola Solutions Incorporated	1,002	66,102
Palo Alto Networks Incorporated †	2,229	273,365
Radware Limited †	11,165	125,718

		1,126,943

Electronic Equipment, Instruments & Components: 0.16%
Amano Corporation	1,215	21,165
Flextronics International Limited †	23,366	275,719
Hitachi High Technologies Corporation	830	22,715
Hosiden Corporation	2,590	16,102
Largan Precision Company Limited	205	18,959
Nichicon Corporation	1,250	8,122
Spectris plc	782	19,035
WPG Holdings Company Limited	25,350	29,606

		411,423

Internet Software & Services: 3.74%
Alibaba Group Holding Limited ADR †	1,418	112,774
Alphabet Incorporated Class A †	431	303,221
Alphabet Incorporated Class C †(b)	2,560	1,771,776
Baidu Incorporated ADR †	797	131,625
ChinaCache International Holdings Limited ADR †	890	5,767
CoStar Group Incorporated †	413	90,307
Dena Company Limited	1,090	25,499
Dip Corporation	816	22,015
Envestnet Incorporated †	720	23,983
Facebook Incorporated Class A †(b)	24,880	2,843,286
LinkedIn Corporation Class A †	5,006	947,386
Naver Corporation	63	39,029
Rackspace Hosting Incorporated †	7,674	160,080
Tencent Holdings Limited H Shares	57,594	1,321,187
United Internet AG	1,137	47,264
Yahoo! Incorporated †	38,315	1,439,111
Yandex NV Class A †	5,253	114,768

		9,399,078

IT Services: 0.92%
Accenture plc Class A	901	102,074
Alliance Data Systems Corporation †	174	34,090
ALTEN SA	352	20,663
Automatic Data Processing Incorporated	702	64,493
Cerved Information Solutions SpA	10,694	84,251
Cognizant Technology Solutions Corporation Class A †(b)	14,545	832,556
CSRA Incorporated	5,826	136,503
Devoteam SA	269	12,836
Global Payments Incorporated	927	66,169

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

IT Services (continued)
MasterCard Incorporated Class A	7,851	$691,359
OBIC Company Limited	601	33,083
Sopra Steria Group	442	45,558
Visa Incorporated Class A	2,449	181,642

		2,305,277

Semiconductors & Semiconductor Equipment: 0.31%
Applied Materials Incorporated	1,677	40,198
Globalwafers Company Limited	8,063	17,958
Kontron AG †	3,778	11,714
Lam Research Corporation	309	25,975
Silicon Motion Technology Corporation	383	18,307
STMicroelectronics NV	11,002	64,611
Synaptics Incorporated †	224	12,040
Taiwan Semiconductor Manufacturing Company Limited ADR	21,093	553,269
Tokyo Seimitsu Company Limited	1,130	26,314

		770,386

Software: 1.71%
Adobe Systems Incorporated †	727	69,639
Autodesk Incorporated †	597	32,322
Cadence Design Systems Incorporated †	2,710	65,853
CommVault Systems Incorporated †	3,696	159,630
Konami Holdings Corporation	347	13,238
Microsoft Corporation (b)	40,744	2,084,870
Nintendo Company Limited	333	47,852
Nippon System Development Company Limited	1,200	19,120
Oracle Corporation (b)	15,711	643,051
PTC Incorporated †	7,571	284,518
SS&C Technologies Holdings Incorporated	1,464	41,109
The Descartes Systems Group Incorporated †	1,490	28,498
Verint Systems Incorporated †(b)	10,850	359,461
VMware Incorporated Class A †(b)	5,696	325,925
Workday Incorporated Class A †	1,281	95,652
Xura Incorporated †	706	17,248

		4,287,986

Technology Hardware, Storage & Peripherals: 0.90%
Apple Incorporated	165	15,774
Canon Incorporated	765	21,841
Catcher Technology Company Limited	2,840	21,176
EMC Corporation	9,468	257,246
Hewlett Packard Enterprise Company	10,827	197,809
HP Incorporated (b)	42,233	530,024
NetApp Incorporated	21,916	538,914
Samsung Electronics Company Limited	93	115,818
Western Digital Corporation	11,650	550,579

		2,249,181

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	23

Security name	Shares	Value

Materials: 3.29%

Chemicals: 2.01%
Akzo Nobel NV	1,131	$70,259
Axalta Coating Systems Limited †	6,373	169,076
Celanese Corporation Series A	660	43,197
CF Industries Holdings Incorporated	44,143	1,063,846
Platform Specialty Products Corporation †	5,088	45,181
Praxair Incorporated	692	77,774
Shin-Etsu Chemical Company Limited	1,280	74,993
The Sherwin-Williams Company	9,979	2,930,533
Tokyo Ohka Kogyo Company Limited	770	18,999
W.R. Grace & Company	7,475	547,245

		5,041,103

Construction Materials: 0.60%
BRAAS Monier Building Group SA	3,585	84,026
Buzzi Unicem SpA	6,728	117,902
Cemex Holdings Philippines Incorporated †144A	26,000	6,000
CRH plc	3,524	102,691
CRH plc – London Exchange	4,215	123,599
LafargeHolcim Limited	6,126	256,297
Martin Marietta Materials Incorporated	3,455	663,360
Sumitomo Osaka Cement Company Limited	8,200	35,186
Taiheiyo Cement Corporation	9,585	22,703
Vicat SA	681	38,350
Wienerberger AG	3,921	54,945

		1,505,059

Containers & Packaging: 0.12%
Berry Plastics Group Incorporated †(b)	6,660	258,741
Smurfit Kappa Group plc	2,869	63,171

		321,912

Metals & Mining: 0.56%
Anglo American plc	5,325	52,197
AngloGold Ashanti Limited ADR †	17,258	311,679
BHP Billiton Limited ADR	671	19,164
Constellium NV Class A †	1,920	9,005
Franco-Nevada Corporation	221	16,809
Franco-Nevada Corporation – Toronto Exchange	765	58,171
Freeport-McMoRan Incorporated	13,120	146,157
Goldcorp Incorporated	875	16,739
Lonmin plc †	3,775	9,687
Reliance Steel & Aluminum Company	601	46,217
Rio Tinto plc ADR	415	12,990
Salzgitter AG	1,488	39,343
Silver Wheaton Corporation	27,102	637,710
Yamato Kogyo Company Limited	1,265	28,714

		1,404,582

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

Telecommunication Services: 1.34%

Diversified Telecommunication Services: 0.84%
Cellnex Telecom SAU	11,678	$183,258
Hellenic Telecommunications Organization SA	8,967	81,929
Nippon Telegraph & Telephone Corporation	2,091	98,057
Sunrise Communications Group AG 144A	4,363	278,961
Telecom Italia SpA †	26,776	21,991
Telefonica SA	5,393	51,200
Verizon Communications Incorporated (b)	24,950	1,393,208

		2,108,604

Wireless Telecommunication Services: 0.50%
China Mobile Limited	38,249	441,937
KDDI Corporation	1,330	40,445
NTT DOCOMO Incorporated	4,015	108,279
Orange Belgium SA †	1,896	43,829
SoftBank Group Corporation	10,841	613,081

		1,247,571

Utilities: 0.86%

Electric Utilities: 0.05%
Avangrid Incorporated	1,901	87,560
Power Assets Holdings Limited	4,945	45,467

		133,027

Gas Utilities: 0.04%
China Resources Gas Group Limited	4,521	13,749
ENN Energy Holdings Limited	5,500	27,241
Toho Gas Company Limited	1,316	10,768
UGI Corporation	769	34,797

		86,555

Independent Power & Renewable Electricity Producers: 0.01%
Huadian Fuxin Energy Corporation Limited H Shares	28,261	6,239
Huaneng Renewables Corporation Limited H Shares	79,370	26,565

		32,804

Multi-Utilities: 0.74%
E.ON SE	7,092	71,592
Engie SA	4,206	67,534
National Grid plc	4,400	64,703
RWE AG †	2,587	41,199
Sempra Energy (b)	13,703	1,562,416
Veolia Environnement SA	2,304	49,754

		1,857,198

Water Utilities: 0.02%
Guangdong Investment Limited	29,656	45,272

Total Common Stocks (Cost $128,979,212)		136,863,256

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 0.89%

Consumer Discretionary: 0.54%

Hotels, Restaurants & Leisure: 0.07%
Caesars Entertainment Operating Company Incorporated (s)	9.00%	2-15-2020	$85,000	$78,413
Caesars Entertainment Operating Company Incorporated (s)	10.00	12-15-2018	35,000	13,913
Caesars Entertainment Operating Company Incorporated (s)	11.25	6-1-2017	50,000	46,125
Yum! Brands Incorporated	6.88	11-15-2037	40,000	39,600

				178,051

Multiline Retail: 0.04%
Neiman Marcus Group Limited 144A	8.00	10-15-2021	100,000	81,500
Neiman Marcus Group Limited (PIK at 9.50%) 144A¥	8.75	10-15-2021	15,000	11,400

				92,900

Specialty Retail: 0.43%
Guitar Center Incorporated 144A	6.50	4-15-2019	220,000	189,200
New Albertsons Incorporated (i)	6.52	4-10-2028	100,000	74,250
New Albertsons Incorporated (i)	6.57	2-23-2028	545,000	433,275
New Albertsons Incorporated	6.63	6-1-2028	20,000	17,800
New Albertsons Incorporated (i)	7.15	7-23-2027	15,000	11,700
New Albertsons Incorporated	7.45	8-1-2029	80,000	77,600
New Albertsons Incorporated	7.75	6-15-2026	25,000	24,375
New Albertsons Incorporated	8.00	5-1-2031	230,000	227,700
New Albertsons Incorporated	8.70	5-1-2030	25,000	25,000

				1,080,900

Financials: 0.21%

Insurance: 0.21%
Ambac Assurance Corporation 144A	5.10	6-7-2020	470,772	528,441

Industrials: 0.14%

Aerospace & Defense: 0.14%
DynCorp International Incorporated	11.88	11-30-2020	414,660	346,241

Total Corporate Bonds and Notes (Cost $2,266,542)				2,226,533

			Shares
Exchange-Traded Funds: 0.01%
TOPIX ETF			1,440	18,349

Total Exchange-Traded Funds (Cost $17,404)				18,349

			Principal
Foreign Corporate Bonds and Notes @: 0.03%

Consumer Discretionary: 0.03%

Textiles, Apparel & Luxury Goods: 0.03%
Boardriders SA (EUR)	9.50	12-15-2020	93,000	77,402

Total Foreign Corporate Bonds and Notes (Cost $96,639)				77,402

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Shares	Value

Investment Companies: 8.11%

Alternative Investment Funds: 8.11%
AQR Managed Futures Strategy Fund Class I			1,956,842	$20,351,161

Total Investment Companies (Cost $20,580,408)				20,351,161

			Principal
Municipal Obligations: 0.28%

Puerto Rico: 0.28%
Puerto Rico Commonwealth Public Improvement Series A (GO Revenue) (i)	5.75%	7-1-2041	$5,000	3,263
Puerto Rico Commonwealth Refunding Bond Public Improvement Series A (GO Revenue) (i)	5.00	7-1-2041	10,000	6,489
Puerto Rico Commonwealth Refunding Bond Public Improvement Series A (GO Revenue) (i)	5.13	7-1-2037	95,000	61,644
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series A (GO Revenue) (i)	5.00	7-1-2033	80,000	51,934
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series A (GO Revenue) (i)	5.00	7-1-2034	10,000	6,491
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series A (Tax Revenue) (i)	5.13	7-1-2031	10,000	6,513
Puerto Rico Commonwealth Unrefunded Balance Bond Public Improvement Series B (GO Revenue) (i)	5.25	7-1-2032	5,000	3,262
Puerto Rico Public Buildings Authority Government Facilities Series T (Miscellaneous Revenue) (i)	5.60	7-1-2030	650,000	364,163
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2036	110,000	74,953
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2037	90,000	61,320
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2038	65,000	44,288
Puerto Rico Sales Tax Financing Corporation Series B (Tax Revenue) (i)	6.05	8-1-2039	15,000	10,221
Puerto Rico Sales Tax Financing Corporation Series C (Tax Revenue) (i)	6.00	8-1-2038	10,000	6,813

Total Municipal Obligations (Cost $808,855)				701,354

Non-Agency Mortgage-Backed Securities: 4.05%
American Home Mortgage Investment Corporation Series 2006-1 Class A2 ±	0.83	3-25-2046	2,918,173	1,164,627
Bear Stearns Alternative A-paper Trust Series 2006-3 Class 34A1 ±	3.06	5-25-2036	1,908,316	1,154,319
Carrington Mortgage Loan Trust Series 06-NC4 Class A3 ±	0.61	10-25-2036	3,250,000	2,260,180
Citi Held for Asset Issuance Series 16-MP1 Class A 144A	4.65	4-15-2025	1,150,749	1,164,178
Citi Held for Asset Issuance Series 16-MP1 Class B 144A	7.67	4-15-2025	915,000	962,737
Credit-Based Asset Servicing and Securitization LLC Series 07-CB4 Class A1B ±	0.63	4-25-2037	8,000,000	2,179,078
Merrill Lynch Alternative Note Series 2007-OAR2 Class A2 ±	0.66	4-25-2037	2,382,377	1,285,550

Total Non-Agency Mortgage-Backed Securities (Cost $9,966,099)				10,170,669

	Dividend yield		Shares
Preferred Stocks: 0.25%

Financials: 0.01%

Thrifts & Mortgage Finance: 0.01%
FHLMC †	0.00		700	3,115
FHLMC †	0.00		294	1,014
FHLMC †	0.00		493	1,696
FNMA †	0.00		850	3,808
FNMA †	0.00		559	2,119

				11,752

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	27

Security name	Dividend yield		Shares	Value

Health Care: 0.22%

Pharmaceuticals: 0.22%
Allergan plc ±	6.60%		661	$551,023

Industrials: 0.02%

Transportation Infrastructure: 0.02%
Uber Technologies Incorporated †(a)(i)	0.00		1,216	59,307

Total Preferred Stocks (Cost $696,982)				622,082

	Strike price	Expiration date	Contracts
Purchased Put Options: 0.21%
Hormel Foods Corporation (a)	$38	9-16-2016	8,200	18,981
Hormel Foods Corporation (a)	40	9-16-2016	8,200	33,313
S&P 500 Index	1,850	12-16-2016	5,200	184,080
S&P 500 Index	1,875	3-17-2017	2,100	130,200
S&P 500 Index	1,875	6-16-2017	2,100	174,300

Total Purchased Put Options (Cost $827,818)				540,874

			Shares
Warrants: 0.12%

Financials: 0.11%

Capital Markets: 0.11%
Deutsche Bank AG †		9-27-2016	82,851	288,462

Industrials: 0.01%

Trading Companies & Distributors: 0.01%
Nexeo Solutions Incorporated †		6-9-2021	28,954	19,978

Total Warrants (Cost $313,001)				308,440

	Yield
Short-Term Investments: 21.80%

Investment Companies: 20.34%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31%		51,055,553	51,055,553

		Maturity date	Principal
U.S. Treasury Securities: 1.46%
Treasury Bill #(z)	0.23	9-15-2016	$3,660,000	3,658,327

Total Short-Term Investments (Cost $54,713,733)				54,713,880

Securities Sold Short: (23.76%)

Common Stocks: (13.87%)

Consumer Discretionary: (2.14%)

Automobiles: (0.55%)
Ford Motor Company			(85,461)	(1,074,245)
Toyota Motor Corporation ADR			(3,408)	(340,766)

				(1,415,011)

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

Hotels, Restaurants & Leisure: (0.10%)
Domino’s Pizza Incorporated	(74)	$(9,722)
Panera Bread Company Class A †	(51)	(10,809)
Starbucks Corporation	(3,973)	(226,938)
Texas Roadhouse Incorporated	(188)	(8,573)

		(256,042)

Household Durables: (0.12%)
Newell Brands Incorporated	(6,052)	(293,946)

Media: (0.41%)
Omnicom Group Incorporated	(3,911)	(318,707)
The Walt Disney Company	(7,184)	(702,739)

		(1,021,446)

Multiline Retail: (0.42%)
Dollar Tree Incorporated †	(7,353)	(692,946)
Target Corporation	(5,356)	(373,956)

		(1,066,902)

Specialty Retail: (0.02%)
Burlington Stores Incorporated †	(185)	(12,341)
Ross Stores Incorporated	(251)	(14,229)
The Michaels Companies Incorporated †	(125)	(3,555)
The TJX Companies Incorporated	(128)	(9,885)

		(40,010)

Textiles, Apparel & Luxury Goods: (0.52%)
Compagnie Financière Richemont SA	(4,933)	(288,752)
The Swatch Group AG	(986)	(286,928)
Under Armour Incorporated Class A	(11,002)	(441,510)
VF Corporation	(4,710)	(289,618)

		(1,306,808)

Consumer Staples: (0.55%)

Food & Staples Retailing: (0.54%)
Costco Wholesale Corporation	(3,317)	(520,902)
The Kroger Company	(12,454)	(458,183)
Wal-Mart Stores Incorporated	(2,413)	(176,197)
Woolworths Limited	(12,666)	(199,218)

		(1,354,500)

Food Products: (0.01%)
Hormel Foods Corporation	(561)	(20,533)

Energy: (3.68%)

Energy Equipment & Services: (1.17%)
Helmerich & Payne Incorporated	(3,435)	(230,592)
National Oilwell Varco Incorporated	(34,962)	(1,176,471)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	29

Security name	Shares	Value

Energy Equipment & Services (continued)
Schlumberger Limited	(19,411)	$(1,535,022)

		(2,942,085)

Oil, Gas & Consumable Fuels: (2.51%)
Apache Corporation	(17,981)	(1,001,002)
BP plc ADR	(18,327)	(650,792)
Chevron Corporation	(2,974)	(311,764)
Conocophillips	(24,797)	(1,081,149)
EOG Resources Incorporated	(10,732)	(895,263)
Hess Corporation	(6,886)	(413,849)
Murphy Oil Corporation	(6,208)	(197,104)
Occidental Petroleum Corporation	(22,994)	(1,737,427)

		(6,288,350)

Financials: (1.09%)

Banks: (0.17%)
DBS Group Holdings Limited	(24,507)	(288,960)
HSBC Holdings plc ADR	(4,390)	(137,451)

		(426,411)

Capital Markets: (0.13%)
Credit Suisse Group AG	(11,168)	(118,966)
Deutsche Bank AG †	(4,493)	(62,107)
Goldman Sachs Group Incorporated	(912)	(135,505)

		(316,578)

REITs: (0.79%)
Crown Castle International Corporation	(7,399)	(750,481)
Equinix Incorporated	(3,212)	(1,245,389)

		(1,995,870)

Health Care: (0.49%)

Health Care Equipment & Supplies: (0.26%)
Abbott Laboratories	(16,381)	(643,937)

Life Sciences Tools & Services: (0.23%)
Illumina Incorporated †	(4,206)	(590,438)

Industrials: (0.94%)

Aerospace & Defense: (0.11%)
The Boeing Company	(2,130)	(276,623)

Air Freight & Logistics: (0.03%)
United Parcel Service Incorporated Class B	(744)	(80,144)

Machinery: (0.53%)
Caterpillar Incorporated	(4,007)	(303,771)
Deere & Company	(770)	(62,401)

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

Security name	Shares	Value

Machinery (continued)
Parker-Hannifin Corporation	(8,932)	$(965,103)

		(1,331,275)

Professional Services: (0.15%)
Nielsen Holdings plc	(7,289)	(378,809)

Trading Companies & Distributors: (0.12%)
Fastenal Company	(3,158)	(140,184)
W.W. Grainger Incorporated	(637)	(144,758)

		(284,942)

Information Technology: (3.78%)

Electronic Equipment, Instruments & Components: (0.58%)
Amphenol Corporation Class A	(1,317)	(75,504)
Corning Incorporated	(67,942)	(1,391,452)

		(1,466,956)

Internet Software & Services: (0.33%)
Baidu Incorporated ADR †	(1,733)	(286,205)
Netease Incorporated ADR	(1,750)	(338,135)
Zillow Group Incorporated Class C †	(5,900)	(214,052)

		(838,392)

IT Services: (1.36%)
Accenture plc Class A	(3,392)	(384,280)
Infosys Limited ADR	(80,752)	(1,441,423)
International Business Machines Corporation	(9,565)	(1,451,776)
Paypal Holdings Incorporated †	(3,663)	(133,736)

		(3,411,215)

Semiconductors & Semiconductor Equipment: (0.11%)
Skyworks Solutions Incorporated	(4,355)	(275,584)

Software: (1.27%)
Activision Blizzard Incorporated	(7,245)	(287,119)
Adobe Systems Incorporated †	(3,434)	(328,943)
Electronic Arts Incorporated †	(21,852)	(1,655,508)
Mobileye NV †	(9,674)	(446,358)
Workday Incorporated Class A †	(6,272)	(468,330)

		(3,186,258)

Technology Hardware, Storage & Peripherals: (0.13%)
Apple Incorporated	(3,312)	(316,627)

Materials: (1.17%)

Chemicals: (0.89%)
LyondellBasell Industries NV Class A	(9,205)	(685,036)
Potash Corporation of Saskatchewan Incorporated	(26,706)	(433,705)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Alternative Strategies Fund	31

Security name	Shares	Value

Chemicals (continued)
Praxair Incorporated	(5,868)	$(659,505)
The Mosaic Company	(17,285)	(452,521)

		(2,230,767)

Metals & Mining: (0.28%)
First Quantum Minerals Limited	(43,847)	(307,823)
Teck Resources Limited Class B	(30,191)	(397,615)

		(705,438)

Telecommunication Services: (0.03%)

Diversified Telecommunication Services: (0.03%)
AT&T Incorporated	(1,874)	(80,976)

Total Common Stocks – Securities Sold Short (Proceeds $(34,746,770))		(34,842,873)

Exchange-Traded Funds: (9.89%)
Consumer Discretionary Select Sector SPDR Fund ETF	(11,669)	(910,765)
Consumer Staples Select Sector SPDR Fund ETF	(33,986)	(1,874,328)
Health Care Select Sector SPDR Fund ETF	(2,926)	(209,853)
Industrial Select Sector SPDR Fund ETF	(9,240)	(517,070)
iShares MSCI Brazil Capped ETF	(34,285)	(1,033,007)
Materials Select Sector SPDR ETF	(5,647)	(261,682)
SPDR S&P 500 ETF	(84,202)	(17,642,845)
SPDR S&P Regional Banking ETF	(10,343)	(396,654)
SPDR S&P Retail ETF	(15,310)	(642,408)
Technology Select Sector SPDR Fund ETF	(20,353)	(882,506)
VanEck Vectors Semiconductor ETF	(7,664)	(440,373)

Total Exchange-Traded Funds – Securities Sold Short (Proceeds $(24,373,322))		(24,811,491)

Total Securities Sold Short (Proceeds $(59,120,092))		(59,654,364)

Total investments in securities (excluding securities sold short) (Cost $219,266,693) *	90.27%	226,594,000
Total securities sold short (Proceeds $(59,120,092))	(23.76)	(59,654,364)
Other assets and liabilities, net	33.49	84,069,966

Total net assets	100.00%	$251,009,602

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Alternative Strategies Fund	Portfolio of investments—June 30, 2016

†	Non-income-earning security

(b)	All or a portion of this security is segregated as collateral for securities sold short.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(i)	Illiquid security for which the designation as illiquid is unaudited.

@	Foreign bond principal is denominated in the local currency of the issuer.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is $227,069,220 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,729,488
Gross unrealized losses	(13,204,708)

Net unrealized losses	$(475,220)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016	Wells Fargo Alternative Strategies Fund	33

Assets
Investments
In unaffiliated securities, at value (cost $168,211,140)	$175,538,447
In affiliated securities, at value (cost $51,055,553)	51,055,553

Total investments, at value (cost $219,266,693)	226,594,000
Cash	41
Cash at prime broker for securities sold short	64,142,005
Cash at prime broker for derivatives	1,261,925
Foreign currency, at value (cost $21,371,957)	21,682,701
Receivable for investments sold	5,575,698
Receivable for Fund shares sold	441,511
Receivable for dividends and interest	264,631
Receivable for daily variation margin on open futures contracts	277,283
Unrealized gains on credit default swap transactions	385
Unrealized gains on forward foreign currency contracts	197,949
Unrealized gains on total return swap transactions	60,345
Prepaid expenses and other assets	55,648

Total assets	320,554,122

Liabilities
Dividends payable on securities sold short	116,901
Payable for investments purchased	6,178,949
Payable for Fund shares redeemed	2,216,409
Unrealized losses on total return swap transactions	186,601
Unrealized losses on forward foreign currency contracts	91,182
Premiums received on credit default swap transactions	1,032
Payable for daily variation margin on open futures contracts	330,756
Written options, at value (premiums received $357,900)	253,328
Payable for securities sold short, at value (proceeds $59,120,092)	59,654,364
Management fee payable	284,932
Distribution fee payable	8,025
Administration fees payable	29,477
Accrued expenses and other liabilities	192,564

Total liabilities	69,544,520

Total net assets	$251,009,602

NET ASSETS CONSIST OF
Paid-in capital	$254,401,970
Accumulated net investment loss	(1,278,703)
Accumulated net realized losses on investments	(10,111,253)
Net unrealized gains on investments	7,997,588

Total net assets	$251,009,602

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$17,616,337
Shares outstanding – Class A1	1,760,048
Net asset value per share – Class A	$10.01
Maximum offering price per share – Class A2	$10.62
Net assets – Class C	$12,669,840
Shares outstanding – Class C1	1,287,060
Net asset value per share – Class C	$9.84
Net assets – Administrator Class	$35,188,522
Shares outstanding – Administrator Class[1]	3,503,598
Net asset value per share – Administrator Class	$10.04
Net assets – Institutional Class	$185,534,903
Shares outstanding – Institutional Class[1]	18,435,057
Net asset value per share – Institutional Class	$10.06

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Alternative Strategies Fund	Statement of operations—year ended June 30, 2016

Investment income
Dividends (net of foreign withholding taxes of $52,057)	$2,800,075
Interest	1,312,805
Income from affiliated securities	153,672

Total investment income	4,266,552

Expenses
Management fee	3,799,825
Administration fees
Class A	27,023
Class C	21,280
Administrator Class	34,856
Institutional Class	217,514
Shareholder servicing fees
Class A	32,171
Class C	25,333
Administrator Class	66,807
Distribution fee
Class C	76,000
Custody and accounting fees	395,838
Professional fees	62,396
Registration fees	81,334
Shareholder report expenses	67,077
Trustees’ fees and expenses	22,515
Dividends and interest expense on securities sold short	1,205,082
Prime broker fees	562,195
Other fees and expenses	49,388

Total expenses	6,746,634
Less: Fee waivers and/or expense reimbursements	(746,639)

Net expenses	5,999,995

Net investment loss	(1,733,443)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(9,796,984)
Securities sold short	2,973,367
Futures transactions	(1,126,149)
Forward foreign currency contract transactions	(385,533)
Foreign currency and foreign currency translations	118,420
Written options	327,817
Credit default swap transactions	277
Total return swap transactions	122,106
Capital gain distributions from investment companies	347,587

Net realized losses on investments	(7,419,092)

Net change in unrealized gains (losses) on:
Unaffiliated securities	2,950,315
Securities sold short	(1,728,596)
Futures transactions	828,277
Forward foreign currency contract transactions	120,340
Foreign currency and foreign currency translations	831,997
Written options	129,020
Credit default swap transactions	385
Total return swap transactions	(175,246)

Net change in unrealized gains (losses) on investments	2,956,492

Net realized and unrealized gains (losses) on investments	(4,462,600)

Net decrease in net assets resulting from operations	$(6,196,043)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Alternative Strategies Fund	35

	Year ended June 30, 2016		Year ended June 30, 2015[1]		Year ended July 31, 2014[2]

Operations
Net investment loss		$(1,733,443)		$(409,829)		$(372,313)
Net realized gains (losses) on investments		(7,419,092)		3,562,413		(48,598)
Net change in unrealized gains (losses) on investments		2,956,492		3,759,246		1,281,850

Net increase (decrease) in net assets resulting from operations		(6,196,043)		6,911,830		860,939

Distributions to shareholders from
Net realized gains
Class A		(223,836)		(25,783)		0
Class C		(188,485)		(18,175)		0
Administrator Class		(361,883)		(17,178)		0
Institutional Class		(3,490,785)		(1,497,363)		0

Total distributions to shareholders		(4,264,989)		(1,558,499)		0

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	1,817,481	18,623,286	235,618	2,508,255	156,226	1,567,098
Class C	1,350,979	13,802,561	123,694	1,304,534	112,656	1,127,500
Administrator Class	6,586,679	67,641,035	486,882	5,203,407	111,014	1,110,000
Institutional Class	16,461,170	170,134,081	5,333,055	56,672,360	9,700,000	97,000,000

		270,200,963		65,688,556		100,804,598

Reinvestment of distributions
Class A	22,001	223,789	2,510	25,746	0	0
Class C	18,330	184,236	1,540	15,733	0	0
Administrator Class	35,306	360,174	1,673	17,178	0	0
Institutional Class	238,285	2,433,253	140,736	1,446,167	0	0

		3,201,452		1,504,824		0

Payment for shares redeemed
Class A	(470,113)	(4,738,024)	(3,289)	(34,930)	(386)	(3,912)
Class C	(310,737)	(3,077,186)	(9,402)	(95,074)	0	0
Administrator Class	(3,715,198)	(38,113,736)	(2,758)	(29,382)	0	0
Institutional Class	(10,183,562)	(105,316,859)	(3,254,627)	(34,734,926)	0	0

		(151,245,805)		(34,894,312)		(3,912)

Net increase in net assets resulting from capital share transactions		122,156,610		32,299,068		100,800,686

Total increase in net assets		111,695,578		37,652,399		101,661,625

Net assets
Beginning of period		139,314,024		101,661,625		0

End of period		$251,009,602		$139,314,024		$101,661,625

Accumulated net investment loss		$(1,278,703)		$(50,634)		$(24,113)

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of operations) to July 31, 2014

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Alternative Strategies Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30		Year ended July 31, 2014[2]
CLASS A	2016	2015[1]
Net asset value, beginning of period	$10.58	$10.08	$10.00
Net investment loss	(0.10)[3]	(0.06)[3]	(0.04)
Net realized and unrealized gains (losses) on investments	(0.28)	0.71	0.12

Total from investment operations	(0.38)	0.65	0.08
Distributions to shareholders from
Net realized gains	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.01	$10.58	$10.08
Total return[4]	(3.65)%	6.49%	0.80%
Ratios to average net assets (annualized)
Gross expenses[5]	3.36%	3.40%	3.77%
Net expenses[5]	2.95%	2.93%	3.00%
Net investment loss	(0.96)%	(0.64)%	(1.70)%
Supplemental data
Portfolio turnover rate	284%	237%	92%
Net assets, end of period (000s omitted)	$17,616	$4,133	$1,571

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[5]	Ratios include prime broker fees and dividend and interest expense on securities sold short as follows:

Year ended June 30, 2016	0.83%
Year ended June 30, 2015[1]	0.64%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Alternative Strategies Fund	37

(For a share outstanding throughout each period)

	Year ended June 30		Year ended July 31, 2014[2]
CLASS C	2016	2015[1]
Net asset value, beginning of period	$10.49	$10.06	$10.00
Net investment loss	(0.17)[3]	(0.13)[3]	(0.06)
Net realized and unrealized gains (losses) on investments	(0.29)	0.71	0.12

Total from investment operations	(0.46)	0.58	0.06
Distributions to shareholders from
Net realized gains	(0.19)	(0.15)	0.00
Net asset value, end of period	$9.84	$10.49	$10.06
Total return[4]	(4.46)%	5.80%	0.60%
Ratios to average net assets (annualized)
Gross expenses[5]	4.10%	4.14%	4.49%
Net expenses[5]	3.70%	3.70%	3.75%
Net investment loss	(1.73)%	(1.35)%	(2.45)%
Supplemental data
Portfolio turnover rate	284%	237%	92%
Net assets, end of period (000s omitted)	$12,670	$2,396	$1,133

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Calculated based upon average shares outstanding

[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[5]	Ratios include prime broker fees and dividend and interest expense on securities sold short as follows:

Year ended June 30, 2016	0.83%
Year ended June 30, 2015[1]	0.64%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Alternative Strategies Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30		Year ended July 31, 2014[2]
ADMINISTRATOR CLASS	2016	2015[1]
Net asset value, beginning of period	$10.60	$10.08	$10.00
Net investment loss	(0.09)[3]	(0.05)[3]	(0.04)
Net realized and unrealized gains (losses) on investments	(0.28)	0.72	0.12

Total from investment operations	(0.37)	0.67	0.08
Distributions to shareholders from
Net realized gains	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.04	$10.60	$10.08
Total return[4]	(3.55)%	6.58%	0.90%
Ratios to average net assets (annualized)
Gross expenses[5]	3.28%	3.25%	3.57%
Net expenses[5]	2.79%	2.78%	2.84%
Net investment loss	(0.85)%	(0.51)%	(1.54)%
Supplemental data
Portfolio turnover rate	284%	237%	92%
Net assets, end of period (000s omitted)	$35,189	$6,326	$1,119

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

[5]	Ratios include prime broker fees and dividend and interest expense on securities sold short as follows:

Year ended June 30, 2016	0.81%
Year ended June 30, 2015[1]	0.66%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Alternative Strategies Fund	39

(For a share outstanding throughout each period)

	Year ended June 30		Year ended July 31, 2014[2]
INSTITUTIONAL CLASS	2016	2015[1]
Net asset value, beginning of period	$10.61	$10.09	$10.00
Net investment loss	(0.06)	(0.03)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.30)	0.70	0.13

Total from investment operations	(0.36)	0.67	0.09
Distributions to shareholders from
Net realized gains	(0.19)	(0.15)	0.00
Net asset value, end of period	$10.06	$10.61	$10.09
Total return[3]	(3.45)%	6.68%	0.90%
Ratios to average net assets (annualized)
Gross expenses[4]	3.00%	2.95%	3.29%
Net expenses[4]	2.69%	2.69%	2.74%
Net investment loss	(0.72)%	(0.36)%	(1.44)%
Supplemental data
Portfolio turnover rate	284%	237%	92%
Net assets, end of period (000s omitted)	$185,535	$126,459	$97,838

[1]	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.

[2]	For the period from April 30, 2014 (commencement of class operations) to July 31, 2014

[3]	Returns for periods of less than one year are not annualized.

[4]	Ratios include prime broker fees and dividend and interest expense on securities sold short as follows:

Year ended June 30, 2016	0.81%
Year ended June 30, 2015[1]	0.62%
Year ended July 31, 2014[2]	0.58%

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Alternative Strategies Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Alternative Strategies Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities, options and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options, swaps and exotics (i.e. caps, floors, etc.) are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2016, such fair value pricing was used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Notes to financial statements	Wells Fargo Alternative Strategies Fund	41

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadvisers. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk, equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an

42	Wells Fargo Alternative Strategies Fund	Notes to financial statements

amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the

Notes to financial statements	Wells Fargo Alternative Strategies Fund	43

referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

44	Wells Fargo Alternative Strategies Fund	Notes to financial statements

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to certain distributions paid, dividends from certain securities, foreign currency transactions, net operating losses, and securities sold short. At June 30, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Accumulated net investment loss	Accumulated net realized losses on investments
$(852,321)	$505,374	$346,947

As of June 30, 2016, the Fund had current year deferred post-October capital losses and a qualified late-year ordinary loss which will both be recognized on the first day of the following fiscal year in the following amounts:

Deferred post-October capital losses		Late-year ordinary losses deferred
Short-term	Long-term
$(1,239,705)	$(621,036)	$(1,283,264)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Alternative Strategies Fund	45

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$30,844,220	$2,557,854	$0	$33,402,074
Consumer staples	14,561,395	4,572,992	0	19,134,387
Energy	10,182,486	639,418	0	10,821,904
Financials	8,810,786	2,809,791	0	11,620,577
Health care	15,419,309	1,088,740	0	16,508,049
Industrials	8,354,547	2,687,757	0	11,042,304
Information technology	18,428,093	2,122,181	0	20,550,274
Materials	7,079,594	1,193,062	0	8,272,656
Telecommunication services	1,393,208	1,962,967	0	3,356,175
Utilities	1,684,773	470,083	0	2,154,856

Corporate bonds and notes	0	2,226,533	0	2,226,533

Exchange-traded funds	0	18,349	0	18,349

Foreign corporate bonds and notes	0	77,402	0	77,402

Investment companies	20,351,161	0	0	20,351,161

Municipal obligations	0	701,354	0	701,354

Non-agency mortgage-backed securities	0	10,170,669	0	10,170,669

Preferred stocks
Financials	0	11,752	0	11,752
Health care	551,023	0	0	551,023
Industrials	0	0	59,307	59,307

Purchased put options	0	540,874	0	540,874

Warrants
Financials	0	288,462	0	288,462
Industrials	0	19,978	0	19,978

Short-term investments
Investment companies	51,055,553	0	0	51,055,553
U.S. Treasury securities	3,658,327	0	0	3,658,327
	192,374,475	34,160,218	59,307	226,594,000

Forward foreign currency contracts	0	197,949	0	197,949
Futures contracts	277,283	0	0	277,283
Total return swap contracts	0	60,345	0	60,345
Total assets	$192,651,758	$34,418,512	$59,307	$227,129,577
Liabilities
Securities sold short

Common stocks
Consumer discretionary	$4,824,485	$575,680	$0	$5,400,165
Consumer staples	1,175,815	199,218	0	1,375,033
Energy	9,230,435	0	0	9,230,435
Financials	2,268,826	470,033	0	2,738,859
Health care	1,234,375	0	0	1,234,375
Industrials	2,351,793	0	0	2,351,793
Information technology	9,495,032	0	0	9,495,032
Materials	2,936,205	0	0	2,936,205
Telecommunication services	80,976	0	0	80,976

Exchange-traded funds	24,811,491	0	0	24,811,491
	58,409,433	1,244,931	0	59,654,364

Credit default swap contracts	0	647	0	647

Forward foreign currency contracts	0	91,182	0	91,182

Futures contracts	330,756	0	0	330,756
Total return swap contracts	0	186,601	0	186,601

Written options	0	253,328	0	253,328
Total liabilities	$58,740,189	$1,776,689	$0	$60,516,878

46	Wells Fargo Alternative Strategies Fund	Notes to financial statements

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Swap contracts consists of unrealized gains (losses) and premiums paid or received on swap contracts, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, fair value pricing was used in pricing certain foreign securities and securities in long positions valued at $13,374,984 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.75% and declining to 1.63% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 1.75% of the Fund’s average daily net assets.

Funds Management has engaged The Rock Creek Group, LP, Chilton Investment Company, LLC, Ellington Global Asset Management LLC, Mellon Capital Management Corporation, Passport Capital, LLC, Pine River Capital Management L.P., River Canyon Fund Management LLC, Sirios Capital Management, L.P. and Wellington Management Company, LLP (“WMC”) to serve as sub-advisers to the Fund. The fee for subadvisory services is borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee.

The Rock Creek Group, LP, an indirect majority owned subsidiary of Wells Fargo and an affiliate of Funds Management, is entitled to receive a fee at an annual rate starting at 0.60% and declining to 0.55% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the subadvisory fees paid to the remaining unaffiliated subadvisors was equivalent to an annual rate of 0.98% of the Fund’s average daily net assets.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 2.22% for Class A shares, 2.97% for Class C shares, 2.07% for Administrator Class shares, and 1.97% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prime broker fees and dividend and interest expense on securities sold short are excluded from the expense caps.

Notes to financial statements	Wells Fargo Alternative Strategies Fund	47

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2016, Funds Distributor received $24,920 from the sale of Class A shares and $138 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $603,585,990 and $546,474,673, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

48	Wells Fargo Alternative Strategies Fund	Notes to financial statements

6. DERIVATIVE TRANSACTIONS

During the year ended June 30, 2016, the Fund entered into futures contracts for speculative purposes.

At June 30, 2016, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Contracts	Counterparty	Type	Contract value at June 30, 2016	Unrealized gains (losses)
7-15-2016	2 Short	Morgan Stanley	Amsterdam Index	$193,230	$(7,523)
7-15-2016	30 Long	Morgan Stanley	CAC 40 Index	1,409,604	24,913
7-15-2016	13 Long	Morgan Stanley	IBEX 35 Index	1,172,505	(8,358)
7-28-2016	2 Long	Morgan Stanley	Hang Seng Index	270,002	10,273
9-8-2016	136 Short	Morgan Stanley	Euro-Bund Futures	25,222,749	(475,623)
9-8-2016	19 Long	Morgan Stanley	TOPIX Index	2,291,628	(157,223)
9-8-2016	9 Short	Morgan Stanley	TOPIX Index	1,085,508	83,713
9-15-2016	110 Long	Morgan Stanley	10-Year Australian Treasury Bonds	11,173,539	84,923
9-15-2016	18 Short	Morgan Stanley	S&P/TSX 60 Index	2,273,494	(16,083)
9-15-2016	8 Short	Morgan Stanley	SPI 200 Index	772,052	(8,835)
9-16-2016	11 Long	Morgan Stanley	DAX Index	2,950,644	12,364
9-16-2016	111 Short	Morgan Stanley	Euro STOXX 50 Index	3,516,853	(51,952)
9-16-2016	31 Short	Morgan Stanley	FTSE 100 Index	2,650,484	(229,504)
9-16-2016	20 Short	Morgan Stanley	FTSE 100 Index	1,709,990	(136,090)
9-16-2016	26 Long	Morgan Stanley	FTSE MIB Index	2,335,835	57,981
9-16-2016	20 Short	Morgan Stanley	MSCI EAFE Index	1,615,200	(20,645)
9-16-2016	10 Short	Morgan Stanley	MSCI Emerging Markets Index	417,350	(18,923)
9-16-2016	11 Short	Morgan Stanley	Russell 2000 Index	1,262,140	(7,156)
9-16-2016	43 Short	Morgan Stanley	S&P 500 E-Mini Index	4,493,930	7,795
9-16-2016	8 Short	Morgan Stanley	S&P 500 E-Mini Index	836,080	(8,076)
9-19-2016	87 Short	Morgan Stanley	British Pound Futures	7,203,600	347,155
9-19-2016	160 Short	Morgan Stanley	Euro FX Futures	22,215,000	475,073
9-19-2016	8 Short	Morgan Stanley	Swedish Krona Futures	1,892,480	84,776
9-19-2016	1 Long	Morgan Stanley	Swiss Franc Futures	128,300	(1,878)
9-21-2016	6 Long	Morgan Stanley	10-Year Canadian Treasury Bonds	687,519	3,111
9-21-2016	221 Long	Morgan Stanley	10-Year U.S. Treasury Notes	29,389,547	760,940
9-28-2016	25 Short	Morgan Stanley	Long Gilt Bonds	4,276,306	(12,875)

The Fund had an average notional amount of $43,362,119 in long and $71,940,209 in short futures contracts during the year ended June 30, 2016. As of June 30, 2016, in addition to securities held as collateral, the Fund had $801,183 on deposit at the prime broker for open futures contracts.

Notes to financial statements	Wells Fargo Alternative Strategies Fund	49

During the year ended June 30, 2016, the Fund entered into forward foreign currency contracts for speculative purposes.

At June 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive		U.S. value at June 30, 2016	In exchange for U.S. $	Unrealized gains (losses)
7-15-2016	Morgan Stanley	169,000	EUR	$187,613	$186,694	$919
7-15-2016	Morgan Stanley	37,000	EUR	41,075	41,544	(469)
7-15-2016	Morgan Stanley	39,000	EUR	43,295	44,038	(743)
7-15-2016	Morgan Stanley	29,000	EUR	32,194	32,919	(725)
7-15-2016	Morgan Stanley	22,000	EUR	24,423	24,908	(485)
7-15-2016	Morgan Stanley	24,000	EUR	26,643	27,542	(899)
7-15-2016	Morgan Stanley	15,000	CHF	15,371	15,697	(326)
7-15-2016	Morgan Stanley	70,000	EUR	77,709	80,179	(2,470)
9-21-2016	Morgan Stanley	98,049	CHF	100,857	100,608	249
9-21-2016	Morgan Stanley	81,048	CHF	83,369	84,447	(1,078)
9-21-2016	Morgan Stanley	111,328	CHF	114,516	116,311	(1,795)
9-21-2016	Morgan Stanley	24,000	EUR	26,709	26,631	78

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver		U.S. value at June 30, 2016	In exchange for U.S. $	Unrealized gains (losses)
7-15-2016	Morgan Stanley	57,000	EUR	$63,278	$62,779	$(499)
7-15-2016	Morgan Stanley	89,000	EUR	98,802	99,428	626
7-15-2016	Morgan Stanley	17,000	EUR	18,872	19,348	476
7-15-2016	Morgan Stanley	638,000	EUR	708,266	728,596	20,330
7-15-2016	Morgan Stanley	24,000	CHF	24,593	25,237	644
7-15-2016	Morgan Stanley	76,000	CHF	77,879	79,916	2,037
7-15-2016	Morgan Stanley	496,000	EUR	550,627	566,432	15,805
7-15-2016	Morgan Stanley	189,000	CHF	193,672	198,738	5,066
7-15-2016	Morgan Stanley	26,000	EUR	28,864	29,665	801
7-15-2016	Morgan Stanley	49,000	EUR	54,397	54,637	240
7-15-2016	Morgan Stanley	34,000	EUR	37,745	38,509	764
9-21-2016	Bank of America	463,000	GBP	616,826	650,809	33,983
9-21-2016	JPMorgan Chase Bank	286,757,000	JPY	2,784,196	2,702,578	(81,618)
9-21-2016	Morgan Stanley	1,606,448	CHF	1,652,451	1,674,883	22,432
9-21-2016	Morgan Stanley	73,914	EUR	82,259	82,184	(75)
9-21-2016	Morgan Stanley	691,394	EUR	769,447	783,537	14,090
9-21-2016	Morgan Stanley	72,270	EUR	80,429	80,472	43
9-21-2016	Morgan Stanley	10,505	EUR	11,691	11,891	200
9-21-2016	Morgan Stanley	179,656	CHF	184,801	188,189	3,388
9-21-2016	UBS	3,342,000	EUR	3,719,286	3,795,064	75,778

The Fund had average contract amounts of $1,337,953 and $9,250,469 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the year ended June 30, 2016.

During the year ended June 30, 2016, the Fund entered into written options for speculative purposes.

50	Wells Fargo Alternative Strategies Fund	Notes to financial statements

During the year ended June 30, 2016, the Fund had written option activities as follows:

	Call options		Put options
	Number of contracts	Premiums received	Number of contracts	Premiums received
Options outstanding at June 30, 2015	5	$957	46	$193,061
Options written	48	8,178	131	593,183
Options expired	(26)	(4,352)	(43)	(156,969)
Options closed	(2)	(329)	(66)	(275,201)
Options exercised	(3)	(628)	0	0
Options outstanding at June 30, 2016	22	$3,826	68	$354,074

Open put/call options written at June 30, 2016 were as follows:

Expiration date	Counterparty	Description	Number of contracts	Call/Put	Strike price	Value
7-15-2016	Morgan Stanley	EMC Corporation	1	Call	$28	$(13)
8-19-2016	Morgan Stanley	Avis Budget Group Incorporated	5	Call	33	(1,145)
11-18-2016	Morgan Stanley	Avis Budget Group Incorporated	3	Call	33	(1,080)
11-18-2016	Morgan Stanley	Avis Budget Group Incorporated	3	Call	32	(1,260)
12-16-2016	Morgan Stanley	S&P 500 Index	26	Put	1,700	(50,440)
1-20-2017	Morgan Stanley	Avis Budget Group Incorporated	5	Call	40	(1,084)
1-20-2017	Morgan Stanley	Avis Budget Group Incorporated	5	Call	38	(1,357)
3-17-2017	Morgan Stanley	S&P 500 Index	21	Put	1,725	(80,010)
6-16-2017	Morgan Stanley	S&P 500 Index	21	Put	1,725	(116,939)

The Fund had an average of 10 written call options and 72 written put options during the year ended June 30, 2016. As of June 30, 2016, the Fund had $293,195 on deposit at the prime broker for written options.

During the year ended June 30, 2016, the Fund entered into purchased option contracts for speculative purposes and had an average of 106 purchased call options and 258 purchased put options.

During the year ended June 30, 2016, the Fund entered into total return swap contracts for speculative purposes. At June 30, 2016, the Fund had the following total return swap contracts outstanding:

Expiration	Notional amount	Counterparty	Swap description	Unrealized gains (losses)
10-20-2016	$41,426	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ally Financial Incorporated.	$(8,703)
10-20-2016	278,098	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Brookdale Senior Living Incorporated.	(141,439)
10-20-2016	119,199	Morgan Stanley	In an agreement dated 10-17-2014, the Fund makes monthly payments of 1 Month USD LIBOR +50. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Comcast Corporation Class A.	34,128
2-10-2017	162,755	Morgan Stanley	In an agreement dated 5-16-2016, the Fund makes monthly payments of 1 Month EUR LIBOR +60 basis points. At expiration, the Fund will receive the positive return or pay the negative return of the referenced entity Ryanair Holdings plc.	(36,459)
6-1-2018	(142,011)	Morgan Stanley	In an agreement dated 6-1-2016, the Fund receives monthly payments of 1 Month USD LIBOR -50. At expiration, the Fund will receive the negative return or pay the positive return of the referenced entity Banco Santander SA.	26,217

Notes to financial statements	Wells Fargo Alternative Strategies Fund	51

During the year ended June 30, 2016, the Fund had an average notional balance on total return swaps of $3,926,100. As of June 30, 2016, the Fund had $167,547 on deposit at the prime broker for total return swaps.

The Fund enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return. At June 30, 2016, the Fund had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations– Sell protection

Expiration	Counterparty	Reference debt obligation	Rating of reference debt obligation*	Notional amount	Fixed payments received	Value	Premiums received	Unrealized gains
12-21-2020	Morgan Stanley	Yum! Brands Incorporated, 6.25%, 3-15-18	AAA	$15,000	1.00%	$(647)	$(1,032)	$385

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

The Fund had an average notional balance on credit default swaps of $43,667 during the year ended June 30, 2016.

The Fund’s credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity risk	Investments in unaffiliated securities, at value	$540,874	*	Payable for written options	$253,328
	Receivable for daily variation margin on open futures contracts	95,033	**	Payable for daily variation margin on open futures contracts	270,506	**
Foreign currency risk	Unrealized gains on forward foreign currency	197,949		Unrealized losses on forward foreign currency contracts	91,182
	Receivable for daily variation margin on open futures contracts	162,543	**	Payable for daily variation margin on open futures contracts	0
Interest rate risk	Receivable for daily variation margin on open futures contracts	19,707	**	Payable for daily variation margin on open futures contracts	60,250	**
	Unrealized gains on total return swap transactions	60,345		Unrealized losses on total return swap transactions	186,601
Credit contracts	Unrealized gains on credit default swap transactions	385		Premiums received on credit default swap transactions	1,032
		$1,076,836			$862,899

*	Amount relates to purchased options

**	Only the current day’s variation margin as of June 30, 2016, is reported separately on the Statement of Assets and Liabilities.

52	Wells Fargo Alternative Strategies Fund	Notes to financial statements

The effect of derivative instruments on the Statement of Operations for the year ended June 30, 2016 was as follows for the Fund:

	Amount of realized gains (losses) on derivatives
	Unaffiliated securities*	Futures contracts	Forward foreign currency contracts	Written options	Credit default swaps	Total return Swaps	Total
Interest rate risk	$0	$(459,911)	$0	$0	$0	$122,106	$(337,805)
Equity contracts	(448,538)	(1,416,367)	0	327,817	0	0	(1,537,088)
Foreign currency risk	0	750,129	(385,533)	0	0	0	364,596
Credit contracts	0	0	0	0	277	0	277
	$(448,538)	$(1,126,149)	$(385,533)	$327,817	$277	$122,106	$(1,510,020)

	Change in unrealized gains (losses) on derivatives
	Unaffiliated securities*	Futures contracts	Forward foreign currency contracts	Written options	Credit default swaps	Total return Swaps	Total
Interest rate risk	$0	$569,406	$0	$0	$0	$(175,246)	$394,160
Equity contracts	(585,306)	(581,368)	0	129,020	0	0	(1,037,654)
Foreign currency risk	0	840,239	120,340	0	0	0	960,579
Credit contracts	0	0	0	0	385	0	385
	$(585,306)	$828,277	$120,340	$129,020	$385	$(175,246)	$317,470

*	Amount relates to purchased options

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Futures – variation margin	Morgan Stanley	$277,283	$(277,283)	$0	$0
Forward foreign currency contracts	Bank of America	33,983*	0	0	33,983
Forward foreign currency contracts	Morgan Stanley	88,188*	(9,564)	0	78,624
Forward foreign currency contracts	UBS	75,778*	0	0	75,778
Total return swaps	Morgan Stanley	60,345*	(60,345)	0	0

*	Amount represents net unrealized gains.

Notes to financial statements	Wells Fargo Alternative Strategies Fund	53

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Futures – variation margin	Morgan Stanley	$330,756	$(277,283)	$(53,473)	$0
Forward foreign currency contracts	JPMorgan Chase Bank	81,618*	0	0	81,618
Forward foreign currency contracts	Morgan Stanley	9,564*	(9,564)	0	0
Written options	Morgan Stanley	253,328	0	(253,328)	0
Total return swaps	Morgan Stanley	186,601*	(60,345)	(126,256)	0
Credit default swaps	Morgan Stanley	647**	0	0	647

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty by derivative type.
*	Amount represents net unrealized losses.
**	The value of swap contracts consists of unrealized losses and premiums received on swap contracts as reflected on the Statement of Assets and Liabilities.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $200,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.20% of the unused balance is allocated to each participating fund. Prior to September 1, 2015, the revolving credit agreement amount was $150,000,000 and the annual commitment fee was equal to 0.10% of the unused balance which was allocated to each participating fund.

The Fund also had a committed credit facility to provide leverage for investment purposes. The credit facility had a commitment amount of $10 million which expired on March 2, 2016. During the year ended June 30, 2016, the Fund did not borrow under the credit facility but paid a commitment fee at an annual rate equal to 0.25% on the unutilized portion of the credit facility.

During the year ended June 30, 2016, the Fund did not borrow under either credit facility.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended June 30, 2016 and June 30, 2015 were as follows:

	Year ended June 30		Year ended July 31, 2014**
	2016	2015*
Ordinary income	$3,032,012	$1,057,252	$0
Long-term capital gain	1,232,977	501,247	0

*	For the eleven months ended June 30, 2015. The Fund changed its fiscal year end from July 31 to June 30, effective June 30, 2015.
**	For the period from April 30, 2014 (commencement of operations) to July 31, 2014

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Unrealized losses	Late-year ordinary losses deferred	Post-October capital losses deferred
$(248,363)	$(1,283,264)	$(1,860,741)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

54	Wells Fargo Alternative Strategies Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Alternative Strategies Fund (formerly known as Wells Fargo Advantage Alternative Strategies Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year end, and the statements of changes in net assets and financial highlights for the year then ended, the period from August 1, 2014 through June 30, 2015, and the period from April 30, 2014 (commencement of operations) through July 31, 2014. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Alternative Strategies Fund as of June 30, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended, the period from August 1, 2014 through June 30, 2015, and the period from April 30, 2014 (commencement of operations) through July 31, 2014, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

Other information (unaudited)	Wells Fargo Alternative Strategies Fund	55

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 11.43% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended June 30, 2016.

Pursuant to Section 852 of the Internal Revenue Code, $1,232,977 was designated as a 20% rate gain distribution for the fiscal year ended June 30, 2016.

Pursuant to Section 854 of the Internal Revenue Code, $491,429 of income dividends paid during the fiscal year ended June 30, 2016 has been designated as qualified dividend income (QDI).

For the fiscal year ended June 30, 2016, $2,944,802 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available at each fiscal quarter end on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. As of each month end other than a month end that coincides with a fiscal quarter end, the Fund makes publicly available on the Fund’s website, on a one-month delayed basis (i) all portfolio holdings held long other than any put options on equity securities; (ii) portfolio holdings held short other than short positions in equity securities of single issuers; and (iii) the aggregate dollar value of equity securities of single issuers held short, and any put options on equity securities held long. In addition, top ten holdings information (excluding derivative positions and short positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

56	Wells Fargo Alternative Strategies Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Alternative Strategies Fund	57

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

58	Wells Fargo Alternative Strategies Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Alternative Strategies Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement with The Rock Creek Group LP (“Rock Creek”), an affiliate of Funds Management; (iii) an investment sub-advisory agreement with Rock Creek and Chilton Investment Company, LLC (“Chilton”); (iv) an investment sub-advisory agreement with Rock Creek and Mellon Capital Management Corporation (“Mellon”); (v) an investment sub-advisory agreement with Rock Creek and Passport Capital, LLC (“Passport”); (vi) an investment sub-advisory agreement with Rock Creek and Pine River Capital Management L.P. (“Pine River”); (vii) an investment sub-advisory agreement with Rock Creek and River Canyon Fund Management LLC (“River Canyon”); (viii) an investment sub-advisory agreement with Rock Creek and Sirios Capital Management, L.P. (“Sirios”); and (ix) an investment sub-advisory agreement with Rock Creek and Wellington Management Company, LLC (“Wellington”). The sub-advisory agreements with Rock Creek, Chilton, Mellon, Passport, Pine River, River Canyon, Sirios, and Wellington (the “Sub-Advisers”) are collectively referred to as the “Sub-Advisory Agreements,” and the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

Other information (unaudited)	Wells Fargo Alternative Strategies Fund	59

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Barclays U.S. Aggregate Bond Index, for all periods under review. The Board noted the short performance history of the Fund.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to each of the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher than the sum of these average rates for the Fund’s expense Groups for all share classes. The Board noted that the net operating expense ratios of the Fund were lower than, equal to, or in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and Rock Creek, the Board ascribed limited relevance to the allocation of fees between them. The Board also considered that the sub-advisory fees paid to Chilton, Mellon, Passport, Pine River, River Canyon, Sirios and Wellington had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

60	Wells Fargo Alternative Strategies Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of Rock Creek from providing services to the fund family as a whole, noting that Rock Creek’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis. The Board did not receive or consider profitability information with respect to Chilton, Mellon, Passport, Pine River, River Canyon, Sirios and Wellington, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Advisers, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by Chilton, Passport, Pine River, River Canyon, Sirios and Wellington, fees earned by Funds Management and its affiliate from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Advisers, and their affiliates were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Alternative Strategies Fund	61

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244414 08-16 A267/AR267 6-16

Annual Report

June 30, 2016

Wells Fargo Global Long/Short Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of June 30, 2016, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Global Long/Short Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

During much of the period, global equity, bond, and currency markets were volatile as recessionary pressures and diverging central bank policies concerned investors.

During the fourth quarter of 2015, Japan’s economy contracted, China’s manufacturing sector retrenched, and growth appeared to slow in Europe.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Global Long/Short Fund for the 12-month period that ended June 30, 2016. During much of the period, global equity, bond, and currency markets were volatile as recessionary pressures and diverging central bank policies concerned investors. As the period ended, voters in the U.K. approved a referendum to leave the European Union, injecting new uncertainty into the markets and sending stock prices and bond yields significantly lower. Equity markets soon recovered to varying degrees, but bond prices remained elevated and yields lower as investors sought lower-volatility assets due to short-term fears.

Shifting investor sentiment reflected changing economic and business data.

Early in the period, oil prices declined after a spring 2015 rally, negotiations about Greece’s ability to repay its sovereign debt grew contentious, and the U.S. dollar strengthened. By July 2015, equity markets were declining, led by stocks in China, which endured the largest one-day drop in eight years on July 27, 2015.

The S&P 500 Index,1 a common measure of U.S. stock performance, fell into correction territory—defined as a loss of 10% or more—during August 2015 before recovering somewhat. The index retested its August lows in late September 2015 before recovering most of its year-to-date losses from October through December 2015. As anticipated, the U.S. Federal Reserve (Fed) increased the federal funds rate in December and suggested that it planned to pursue additional increases in 2016. During the first six weeks of 2016, the index suffered the worst loss to open a year on record before trending higher. By the end of the 12-month reporting period, the index recorded a 3.99% gain.

Overseas, the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net)2 and the MSCI Emerging Markets (EM) Index (Net)3 recorded negative returns. In August 2015, China allowed its currency’s value to decline in an attempt to bolster exports. The U.S. dollar strengthened, which negatively affected investment returns and U.S. corporate profits earned overseas. During the fourth quarter of 2015, Japan’s economy contracted, China’s manufacturing sector retrenched, and growth appeared to slow in Europe.

Global equity markets hit low points before starting to rebound in the middle of February 2016 when business data improved and central bankers reasserted their commitment to initiatives intended to encourage economic activity. The European Central Bank (ECB) pushed the deposit interest-rate further into negative territory. The Bank of Japan (BOJ) followed the ECB’s lead by setting a negative deposit rate. Negative deposit interest rates are intended to encourage banks to lend assets rather than keep them on deposit. The People’s Bank of China (PBOC) reduced reserve ratios, which also was intended to encourage lending. The ECB expanded its bond-buying program, which injects liquidity into the markets and encourages investment.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of emerging markets. The MSCI EM Index (Net) consists of the following 23 emerging markets country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Global Long/Short Fund	3

For the 12-month reporting period, the MSCI ACWI ex USA Index (Net) and MSCI EM Index (Net) recorded returns of -10.24% and -12.06%, respectively.

A December federal funds rate increase marked divergence of central bank policies.

Bond markets were volatile as well. The Fed’s decision to tighten credit conditions through higher interest rates contrasted with actions by the ECB, the PBOC, and the BOJ. Data released in January 2016 indicated that U.S. corporate profits fell in the fourth quarter of 2015, the second consecutive quarter of decline. The Fed expressed hesitancy about additional credit tightening in the near term, which investors appeared to read as accommodative of business activity. Overall, policy actions of central banks and intermittently positive economic data heartened investors as the period drew to a close.

Bond markets, particularly international bonds, benefited during the period, with the Barclays Global Aggregate ex U.S. Dollar Bond Index4 gaining 11.24% and the Barclays U.S. Aggregate Bond Index5 gaining 6.00%.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

[4]	The Barclays Global Aggregate ex U.S. Dollar Bond Index tracks an international basket of government, corporate, agency, and mortgage-related bonds. You cannot invest directly in an index.

[5]	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

4	Wells Fargo Global Long/Short Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Dale A. Winner, CFA®

Average annual total returns (%) as of June 30, 2016

		Including sales charge		Excluding sales charge		Expense ratios[1] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[2]
Class A (WGLAX)	11-28-2014	(15.57)	(8.15)	(10.43)	(4.66)	5.38	2.85
Class C (WGLCX)	11-28-2014	(12.18)	(5.40)	(11.18)	(5.40)	6.13	3.60
Administrator Class (WGLDX)	11-28-2014	–	–	(10.38)	(4.57)	5.30	2.75
Institutional Class (WGLSX)	11-28-2014	–	–	(10.12)	(4.34)	5.05	2.55
Global Long/Short Composite Index[3]	–	–	–	(1.55)	(0.72)	–	–
Barclays U.S. 1-3 Month Treasury Bill Index[4]	–	–	–	0.14	0.09	–	–
MSCI ACWI Index (Net)[5]	–	–	–	(3.73)	(1.95)	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. There are numerous risks associated with transactions in options on securities. Borrowing money to purchase securities or cover short positions magnifies losses and incurs expenses. Short selling is generally considered speculative, has the potential for unlimited loss, and may involve leverage. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to regulatory and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Global Long/Short Fund	5

Growth of $10,000 investment as of June 30, 2016[6]

[1]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.05% in acquired fund fees and expenses and 1.05% in dividend and interest expenses on securities sold short. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

[2]	The manager has contractually committed through October 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 1.75% for Class A, 2.50% for Class C, 1.65% for Administrator Class, and 1.45% for Institutional Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, prime broker fees, dividend and interest expenses on securities sold short, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower.

[3]	Source: Wells Fargo Funds Management, LLC. The Global Long/Short Composite Index is weighted 50% in the MSCI ACWI Index (Net) (measures the equity market performance of developed and emerging markets) and 50% in the Barclays U.S. 1-3 Month Treasury Bill Index (tracks the performance and attributes of recently issued 1-3 month U.S. Treasury bills using Barclays’ monthly rebalancing conventions). You cannot invest directly in an index.

[4]	The Barclays U.S. 1-3 Month Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. You cannot invest directly in an index.

[5]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[6]	The chart compares the performance of Class A shares since inception with the Global Long/Short Composite Index, Barclays U.S. 1-3 Month Treasury Bill Index, and the MSCI ACWI Index (Net). The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

[7]	The ten largest long and short position holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[8]	The chart shows the percentage of Fund holdings within a particular sector or country that was held long (securities owned by the Fund) or sold short (sale of borrowed securities). Gross exposure is the absolute value of the long positions and short positions combined. Net exposure is the percentage of long positions minus the percentage of positions sold short. Short positions are represented by negative numbers.

6	Wells Fargo Global Long/Short Fund	Performance highlights (unaudited)

MANAGERS’ DISCUSSION

Fund highlights

■	The Fund underperformed its benchmark the Global Long/Short Composite Index for the 12-month period that ended June 30, 2016. (The Fund’s securities were either held long, as in securities owned by the fund, or sold short, as in the sale of borrowed securities.) The Fund’s underperformance was due primarily to notable stock-specific losses in each region globally during an unusually volatile period for global equities characterized by persistent momentum trading rather than a focus on fundamental value.

■	Overall attribution gains primarily from long and short positions in the U.K. and China, as well as regional equity hedges globally and hedges of European and Japanese currency risk, were more than offset by losses in stock positions primarily in Japan, Germany, the Netherlands, and Italy, as well as underweights in U.S. equities.

■	Notable gains were generated among consumer durables and producer manufacturing industries, but they were more than offset by stock positions in finance, consumer nondurables, and technology services.

■	We continue to find fundamental long and short stock investment ideas as overall macroeconomic volatility persists, primarily across Asia and Europe.

While the Fund underperformed its benchmark during this period, we believe that our fundamental research-driven long and short positions will accrue value as global equity markets begin to normalize, rewarding fundamental valuations more than momentum. Results were derived from our research and risk management processes as we focused on fundamentals among nonconsensus ideas and sought low valuations underpinned by well-researched risk management.

Overall, Fund net exposures have concentrated across developed markets—notably Japan, the U.K., Hong Kong, Germany, Italy, and the Netherlands—with lower exposures across emerging markets other than China and South Korea. As we look globally, we continue to find compelling values internationally as the impacts of self-help restructuring, targeted regional reforms, and reflationary efforts allow select companies to engage in differentiated actions to potentially generate shareholder value, while others remain mired in unsustainable and uncompetitive business models more vulnerable to adverse volatility. At the same time, we recognize that a transition to more normalized monetary policy in the U.S. relative to expanding monetary and credit easing in Europe and the U.K., in particular, places pressures on domestic currencies. This contributes to our partial hedges of foreign-exchange risk of net long exposures in European and British currency-denominated net equity exposures. We covered our Japanese yen hedges early in 2016 based on a determination of diminishing returns from Japanese efforts to deflate its local currency.

Ten largest long position holdings (%) as of June 30, 2016[7]
Vodafone Group plc	2.58
Compagnie de Saint-Gobain SA	2.45
Mitsubishi UFJ Financial Group Incorporated	2.26
Akzo Nobel NV	2.02
Alphabet Incorporated Class C	2.01
Lundin Mining Corporation	1.98
Smiths Group plc	1.97
SAP SE	1.96
American International Group Incorporated	1.80
Coca-Cola East Japan Company Limited	1.79

Ten largest short position holdings (%) as of June 30, 2016[7]
iShares MSCI EAFE ETF	(1.90)
Nestle SA	(1.60)
Unilever NV	(1.19)
iShares MSCI Switzerland Capped ETF	(1.12)
Wisdomtree Japan Hedged Equity ETF	(1.11)
Schindler Holding AG	(1.04)
iShares MSCI Thailand Capped ETF	(1.01)
Ashmore Group plc	(1.00)
iShares MSCI Philippines ETF	(0.73)
Peugeot SA	(0.68)

Strong performance from international equity markets in the U.K. and China and hedges in Japan, non-Japan Asia, Europe, and Canada helped add to overall returns. Performance of those positions was notably enhanced by net long exposure in individual stocks that are consumption and financial reform beneficiaries as well as self-help restructuring-oriented developments. Top-performing long positions included Rheinmetall AG in Germany; Alphabet Incorporated in the U.S.; Daiwa House Industry Company, Limited, Coca-Cola East Japan Company, Limited, in Japan; and Xinyi Glass Holdings Limited in China. Top-performing stock shorts included a French automaker, a Swedish consumer discretionary

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Global Long/Short Fund	7

investment, a Japanese department store, and an unrelated trading company, as well as a U.S. asset manager. These gains were more than offset by losses from longs in Nomura Holdings, Incorporated; Mitsubishi UFJ Financial Group, Incorporated; Volkswagen AG; Hitachi, Limited; and China Everbright Limited, while losses from shorts were limited, largely composed of diversified shorts in expensive and vulnerable European and Japanese staples stocks.

Difficult performance during the past two quarters was exacerbated by extreme liquidations of Japanese equities during the first quarter of 2016 as investors grappled with the implications of negative interest rates for financial services industry profitability and a surprise U.K. referendum voting in favor of exiting the European Union (E.U.) during the second quarter of 2016. We expect this volatility to create long and short opportunities for us globally.

Sector allocation as of June 30, 2016[8]
	Gross exposure(%)	Net exposure(%)
Consumer Discretionary	8	7
Consumer Staples	18	17
Energy	4	5
Financials	25	30
Health Care	3	4
Industrials	19	22
Information Technology	11	14
Materials	6	8
Telecommunication Services	6	8
Other	0	(15)
	100	100

Country allocation as of June 30, 2016[8]
	Gross exposure(%)	Net exposure(%)
Canada	4	6
China	9	12
France	4	4
Germany	10	13
Hong Kong	1	2
Italy	6	8
Japan	18	21
Netherlands	7	6
Philippines	0	(1)
South Korea	2	3
Switzerland	3	(1)
Thailand	0	(1)
United Kingdom	12	13
United States	24	15
	100	100

Divergences in economies and markets create equity investment opportunities.

As we look forward at risks and opportunities, we continue to witness wide divergences in regional and national economies and policymaker actions as well as corporate prospects in an environment of increased differentiation between public equities within sectors and regions. In the U.K., Europe, China/Hong Kong, and Japan markets, there is a growing gulf separating reform-minded and shareholder-sensitive companies from other companies that we view as being in secular decline. In developed markets, a number of firms continue to stand out positively for their self-imposed restructurings and efforts to enhance profitability, while others are more challenged, unable to confront adverse headwinds from more competitive markets and/or moderating business trends.

We expect sustained volatility attributable to instability in the E.U.’s efforts to manage the economic and monetary union, China’s ability to gradually experiment with and progress toward a more market-oriented financial market, and Japan’s efforts to reflate its domestic economy to create additional long and short opportunities. In our view, a ready European Central Bank focused on helping contain credit risks arising from apparently intractable negotiations between Greece and its creditors; Chinese central authorities committed to easing the strains of deleveraging by promoting domestic consumption and financial reforms; and Japanese officials coordinating monetary, fiscal, and structural reform efforts to positively stimulate local investor sentiment all will provide the macro backdrop for continued market volatility that may reward fundamental stock pickers who can distinguish between fair market values and true micro fundamentals.

Please see footnotes on page 5.

8	Wells Fargo Global Long/Short Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from January 1, 2016 to June 30, 2016.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1-1-2016	Ending account value 6-30-2016	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$953.17	$12.57	2.59%
Hypothetical (5% return before expenses)	$1,000.00	$1,011.99	$12.95	2.59%
Class C
Actual	$1,000.00	$949.69	$16.13	3.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,008.31	$16.62	3.33%
Administrator Class
Actual	$1,000.00	$953.27	$12.09	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.49	$12.46	2.49%
Institutional Class
Actual	$1,000.00	$955.35	$11.13	2.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.48	$11.46	2.29%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—June 30, 2016	Wells Fargo Global Long/Short Fund	9

Security name	Shares	Value

Common Stocks: 57.24%

Brazil: 0.09%
Cosan Limited Class A (Energy, Oil, Gas & Consumable Fuels)	1,386	$9,023

Canada: 2.82%
Cameco Corporation (Energy, Oil, Gas & Consumable Fuels)	7,366	80,805
Lundin Mining Corporation (Materials, Metals & Mining) †	56,477	190,595

		271,400

China: 5.23%
China Everbright Limited (Financials, Capital Markets)	40,000	77,613
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	12,500	144,428
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	80,000	84,324
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	163,000	90,900
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	26,700	59,204
YY Incorporated (Information Technology, Internet Software & Services) †	1,377	46,639

		503,108

France: 2.45%
Compagnie de Saint-Gobain SA (Industrials, Building Products)	6,224	235,924

German : 6.54%
Metro AG (Consumer Staples, Food & Staples Retailing)	4,629	142,370
Rheinmetall AG (Industrials, Industrial Conglomerates)	2,155	128,177
SAP SE (Information Technology, Software)	2,512	188,664
Siemens AG (Industrials, Industrial Conglomerates)	1,655	169,838

		629,049

Hong Kong: 0.83%
Xinyi Glass Holdings Limited (Consumer Discretionary, Auto Components)	102,000	75,449
Xinyi Automobile Glass Hong Kong Enterprises Incorporated (Consumer Discretionary, Auto Components) †(a)	12,750	4,593

		80,042

Italy: 4.14%
ANIMA Holding SpA (Financials, Capital Markets) 144A	16,981	80,058
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	10,356	166,806
Prysmian SpA (Industrials, Electrical Equipment)	6,920	151,888

		398,752

Japan: 12.04%
Coca-Cola East Japan Company Limited (Consumer Staples, Beverages)	9,000	172,256
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	4,000	117,468
Daiwa Securities Group Incorporated (Financials, Capital Markets)	28,000	147,514
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	41,000	171,784
Mitsubishi UFJ Financial Group Incorporated (Financials, Banks)	48,500	217,418
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	7,000	160,655
Nomura Holdings Incorporated (Financials, Capital Markets)	42,100	149,731
West Holdings Corporation (Consumer Discretionary, Household Durables)	3,600	21,904

		1,158,730

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Global Long/Short Fund	Portfolio of investments—June 30, 2016

Security name			Shares	Value

Netherlands: 4.35%
Akzo Nobel NV (Materials, Chemicals)			3,128	$194,314
Koninklijke Philips NV (Industrials, Industrial Conglomerates)			3,847	95,545
NN Group NV (Financials, Insurance)			4,690	129,108

				418,967

South Korea: 1.42%
Hana Financial Group Incorporated (Financials, Banks)			6,726	136,745

Switzerland: 1.94%
ABB Limited (Industrials, Electrical Equipment)			4,672	92,644
Zurich Insurance Group AG (Financials, Insurance)			382	94,500

				187,144

United Kingdom: 7.52%
Capita plc (Industrials, Professional Services)			5,471	70,497
Smiths Group plc (Industrials, Industrial Conglomerates)			12,262	189,487
United Business Media plc (Consumer Discretionary, Media)			17,915	153,641
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)			81,543	248,613
Wolseley plc (Industrials, Trading Companies & Distributors)			1,181	61,156

				723,394

United States: 7.87%
Agilent Technologies Incorporated (Health Care, Life Sciences Tools & Services)			1,574	69,823
Alphabet Incorporated Class C (Information Technology, Internet Software & Services) †			279	193,096
American International Group Incorporated (Financials, Insurance)			3,278	173,373
Apple Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)			971	92,828
Coach Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)			3,364	137,049
Mead Johnson Nutrition Company (Consumer Staples, Food Products)			314	28,496
Merck & Company Incorporated (Health Care, Pharmaceuticals)			1,087	62,622

				757,287

Total Common Stocks (Cost $6,185,967)				5,509,565

		Expiration date
Participation Notes: 0.95%

China: 0.95%
HSBC Bank plc (Kweichow Moutai Company Limited Class A) (Consumer Staples, Beverages) †		12/4/2024	2,090	91,835

Total Participation Notes (Cost $53,236)				91,835

Yield
Short-Term Investments: 39.23%

Investment Companies: 39.23%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.31%		3,775,913	3,775,913

Total Short-Term Investments (Cost $3,775,913)				3,775,913

Securities Sold Short: (15.72%)

Common Stocks: (8.28%)

France: (0.68%)
Peugeot SA (Consumer Discretionary, Automobiles)			(5,489)	(65,792)

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—June 30, 2016	Wells Fargo Global Long/Short Fund	11

Security name	Shares	Value

Japan: (1.74%)
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	(1,200)	$(10,681)
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	(750)	(59,876)
Marubeni Corporation (Industrials, Industrial Conglomerates)	(5,500)	(24,848)
McDonalds Holdings Company (Consumer Discretionary, Hotels, Restaurants & Leisure)	(1,000)	(27,163)
Odakyu Electric Railway Company (Industrials, Road & Rail)	(2,000)	(23,452)
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	(3,000)	(21,488)

		(167,508)

Netherlands: (1.19%)
Unilever NV (Consumer Staples, Household Products)	(2,453)	(114,088)

Philippines: (0.27%)
Philippine Long Distance Telephone Company SP ADR (Telecommunication Services, Diversified Telecommunication Services)	(580)	(25,851)

Switzerland: (2.64%)
Nestle SA (Consumer Staples, Food Products)	(1,986)	(153,872)
Schindler Holding AG (Industrials, Machinery)	(553)	(100,119)

		(253,991)

Thailand: (0.32%)
Charoen Pokphand Foods PCL (Consumer Staples, Food & Staples Retailing)	(37,300)	(30,517)

United Kingdom: (1.00%)
Ashmore Group plc (Financials, Diversified Financial Services)	(24,122)	(96,046)

United States: (0.45%)
Eaton Vance Corporation (Financials, Diversified Financial Services)	(1,018)	(35,976)
Franklin Resources Incorporated (Financials, Capital Markets)	(208)	(6,941)

		(42,917)

Exchange-Traded Funds: (7.44%)

United States: (7.44%)
iShares Europe ETF	(1,470)	(55,551)
iShares MSCI EAFE ETF	(3,282)	(183,168)
iShares MSCI EMU ETF	(1,426)	(46,017)
iShares MSCI Philippines ETF	(1,782)	(69,801)
iShares MSCI Singapore ETF	(4,502)	(48,937)
iShares MSCI Switzerland Capped ETF	(3,633)	(107,718)
iShares MSCI Thailand Capped ETF	(1,414)	(97,439)
Wisdomtree Japan Hedged Equity ETF	(2,762)	(107,110)

		(715,741)

Total Securities Sold Short (Proceeds $(1,637,253))		(1,512,451)

Total investments in securities (excluding securities sold short) (Cost $10,015,116) *	97.42%	9,377,313
Total securities sold short (Proceeds ($1,637,253))	(15.71)	(1,512,451)
Other assets and liabilities, net	18.29	1,760,929

Total net assets	100.00%	$9,625,791

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Global Long/Short Fund	Portfolio of investments—June 30, 2016

†	Non-income-earning security

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $10,015,659 and unrealized gains (losses) consists of:

Gross unrealized gains	$214,356
Gross unrealized losses	(852,702)

Net unrealized losses	$(638,346)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—June 30, 2016	Wells Fargo Global Long/Short Fund	13

Assets
Investments
In unaffiliated securities, at value (cost $6,239,203)	$5,601,400
In affiliated securities, at value (cost $3,775,913)	3,775,913

Total investments, at value (cost $10,015,116)	9,377,313
Cash	5,069
Segregated cash for securities sold short	1,678,113
Foreign currency, at value (cost $11,661)	11,629
Receivable for investments sold	3,010
Receivable for dividends	42,340
Unrealized gains on forward foreign currency contracts	32,590
Receivable from manager	7,097
Prepaid expenses and other assets	25,634

Total assets	11,182,795

Liabilities
Dividends payable on securities sold short	37
Payable for Fund shares redeemed	23,145
Payable for securities sold short, at value (proceeds $1,637,253)	1,512,451
Distribution fee payable	84
Administration fees payable	1,077
Accrued expenses and other liabilities	20,210

Total liabilities	1,557,004

Total net assets	$9,625,791

NET ASSETS CONSIST OF
Paid-in capital	$10,472,887
Accumulated net investment loss	(32,929)
Accumulated net realized losses on investments	(333,197)
Net unrealized losses on investments	(480,970)

Total net assets	$9,625,791

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$354,979
Shares outstanding – Class A1	38,741
Net asset value per share – Class A	$9.16
Maximum offering price per share – Class A2	$9.72
Net assets – Class C	$135,004
Shares outstanding – Class C1	14,905
Net asset value per share – Class C	$9.06
Net assets – Administrator Class	$92,880
Shares outstanding – Administrator Class[1]	10,114
Net asset value per share – Administrator Class	$9.18
Net assets – Institutional Class	$9,042,928
Shares outstanding – Institutional Class[1]	983,181
Net asset value per share – Institutional Class	$9.20

[1]	The Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Global Long/Short Fund	Statement of operations—year ended June 30, 2016

Investment income
Dividends (net of foreign withholding taxes of $12,997)	$178,812
Income from affiliated securities	11,466

Total investment income	190,278

Expenses
Management fee	130,120
Administration fees
Class A	722
Class C	296
Administrator Class	126
Institutional Class	12,256
Shareholder servicing fees
Class A	860
Class C	353
Administrator Class	242
Distribution fee
Class C	1,058
Custody and accounting fees	23,273
Professional fees	56,940
Registration fees	81,196
Shareholder report expenses	32,415
Trustees’ fees and expenses	20,658
Dividends on securities sold short	47,375
Prime broker fees	23,191
Other fees and expenses	14,642

Total expenses	445,723
Less: Fee waivers and/or expense reimbursements	(227,317)

Net expenses	218,406

Net investment loss	(28,128)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on:
Unaffiliated securities	(403,981)
Securities sold short	100,925
Forward foreign currency contract transactions	(35,630)
Written options	(25,240)

Net realized losses on investments	(363,926)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(920,900)
Securities sold short	165,154
Forward foreign currency contract transactions	61,402

Net change in unrealized gains (losses) on investments	(694,344)

Net realized and unrealized gains (losses) on investments	(1,058,270)

Net decrease in net assets resulting from operations	$(1,086,398)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Global Long/Short Fund	15

	Year ended June 30, 2016		Year ended June 30, 2015[1]

Operations
Net investment loss		$(28,128)		$(38,262)
Net realized gains (losses) on investments		(363,926)		192,602
Net change in unrealized gains (losses) on investments		(694,344)		213,374

Net increase (decrease) in net assets resulting from operations		(1,086,398)		367,714

Distributions to shareholders from
Net investment income
Class A		(499)		0
Administrator Class		(76)		0
Institutional Class		(23,095)		0
Net realized gains
Class A		(3,385)		0
Class C		(1,461)		0
Administrator Class		(1,017)		0
Institutional Class		(98,879)		0

Total distributions to shareholders		(128,412)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,706	143,822	29,360	299,099
Class C	3,035	28,407	14,590	147,995
Administrator Class	0	0	10,965	110,000
Institutional Class	0	0	972,067	9,721,435

		172,229		10,278,529

Reinvestment of distributions
Class A	406	3,884	0	0
Class C	154	1,461	0	0
Administrator Class	114	1,093	0	0
Institutional Class	12,710	121,974	0	0

		128,412		0

Payment for shares redeemed
Class A	(4,908)	(46,365)	(823)	(8,482)
Class C	(2,874)	(26,632)	0	0
Administrator Class	0	0	(965)	(10,106)
Institutional Class	(1,596)	(14,698)	0	0

		(87,695)		(18,588)

Net increase in net assets resulting from capital share transactions		212,946		10,259,941

Total increase (decrease) in net assets		(1,001,864)		10,627,655

Net assets
Beginning of period		10,627,655		0

End of period		$9,625,791		$10,627,655

Undistributed (accumulated) net investment income (loss)		$(32,929)		$56,021

[1]	For the period from November 28, 2014 (commencement of operations) to June 30, 2015

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Global Long/Short Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
CLASS A	2016	2015[1]
Net asset value, beginning of period	$10.35	$10.00
Net investment loss	(0.04)	(0.04)[2]
Net realized and unrealized gains (losses) on investments	(1.04)	0.39

Total from investment operations	(1.08)	0.35
Distributions to shareholders from
Net investment income	(0.01)	0.00
Net realized gains	(0.10)	0.00

Total distributions to shareholders	(0.11)	0.00
Net asset value, end of period	$9.16	$10.35
Total return[3]	(10.43)%	3.50%
Ratios to average net assets (annualized)
Gross expenses	4.77%[4]	5.40%[4]
Net expenses	2.47%[4]	2.96%[4]
Net investment loss	(0.41)%	(0.59)%
Supplemental data
Portfolio turnover rate	37%	62%
Net assets, end of period (000s omitted)	$355	$295

[1]	For the period from November 28, 2014 (commencement of class operations) to June 30, 2015.

[2]	Calculated based upon average shares outstanding.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[4]	Ratios include fees for the prime broker and expense from dividends on securities sold short as follows:

Year ended June 30, 2016	0.72%
Year ended June 30, 2015[1]	1.21%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Long/Short Fund	17

(For a share outstanding throughout each period)

	Year ended June 30
CLASS C	2016	2015[1]
Net asset value, beginning of period	$10.31	$10.00
Net investment loss	(0.12)	(0.07)
Net realized and unrealized gains (losses) on investments	(1.03)	0.38

Total from investment operations	(1.15)	0.31
Distributions to shareholders from
Net realized gains	(0.10)	0.00
Net asset value, end of period	$9.06	$10.31
Total return[2]	(11.18)%	3.10%
Ratios to average net assets (annualized)
Gross expenses	5.50%[3]	6.12%[3]
Net expenses	3.20%[3]	3.54%[3]
Net investment loss	(1.24)%	(1.64)%
Supplemental data
Portfolio turnover rate	37%	62%
Net assets, end of period (000s omitted)	$135	$150

[1]	For the period from November 28, 2014 (commencement of class operations) to June 30, 2015.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include fees for the prime broker and expense from dividends on securities sold short as follows:

Year ended June 30, 2016	0.70%
Year ended June 30, 2015[1]	1.04%

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Global Long/Short Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended June 30
ADMINISTRATOR CLASS	2016	2015[1]
Net asset value, beginning of period	$10.36	$10.00
Net investment loss	(0.04)	(0.05)
Net realized and unrealized gains (losses) on investments	(1.03)	0.41

Total from investment operations	(1.07)	0.36
Distributions to shareholders from
Net investment income	(0.01)	0.00
Net realized gains	(0.10)	0.00

Total distributions to shareholders	(0.11)	0.00
Net asset value, end of period	$9.18	$10.36
Total return[2]	(10.38)%	3.60%
Ratios to average net assets (annualized)
Gross expenses	4.68%[3]	5.22%[3]
Net expenses	2.35%[3]	2.70%[3]
Net investment loss	(0.40)%	(0.83)%
Supplemental data
Portfolio turnover rate	37%	62%
Net assets, end of period (000s omitted)	$93	$104

[1]	For the period from November 28, 2014 (commencement of class operations) to June 30, 2015.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include fees for the prime broker and expense from dividends on securities sold short as follows:

Year ended June 30, 2016	0.70%
Year ended June 30, 2015[1]	1.05%

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Global Long/Short Fund	19

(For a share outstanding throughout each period)

	Year ended June 30
INSTITUTIONAL CLASS	2016	2015[1]
Net asset value, beginning of period	$10.37	$10.00
Net investment loss	(0.02)	(0.04)
Net realized and unrealized gains (losses) on investments	(1.03)	0.41

Total from investment operations	(1.05)	0.37
Distributions to shareholders from
Net investment income	(0.02)	0.00
Net realized gains	(0.10)	0.00

Total distributions to shareholders	(0.12)	0.00
Net asset value, end of period	$9.20	$10.37
Total return[2]	(10.12)%	3.70%
Ratios to average net assets (annualized)
Gross expenses	4.42%[3]	4.95%[3]
Net expenses	2.15%[3]	2.49%[3]
Net investment loss	(0.20)%	(0.63)%
Supplemental data
Portfolio turnover rate	37%	62%
Net assets, end of period (000s omitted)	$9,043	$10,078

[1]	For the period from November 28, 2014 (commencement of class operations) to June 30, 2015.

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Ratios include fees for the prime broker and expense from dividends on securities sold short as follows:

Year ended June 30, 2016	0.70%
Year ended June 30, 2015[1]	1.04%

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Global Long/Short Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Global Long/Short Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although a Fund may deviate from this calculation time under unusual or unexpected circumstances.

Equity securities and options that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On June 30, 2016, such fair value pricing was used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs

Notes to financial statements	Wells Fargo Global Long/Short Fund	21

used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment, the value of which is subsequently adjusted based on the current market value of the option. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers, which use prices provided by market makers, and any change in value is

22	Wells Fargo Global Long/Short Fund	Notes to financial statements

recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal years since commencement of operations will be subject to examination by the federal and Delaware revenue authorities. The Fund is not subject to examination by federal and state tax authorities for tax years before 2014, the year the Fund commenced operations.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to foreign currency transactions and recognition of partnership income. At June 30, 2016, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Accumulated net investment loss	Accumulated net realized losses on investments
$(37,152)	$37,152

As of June 30, 2016, the Fund had capital loss carryforwards which consist of $97,711 in short-term capital losses and $234,944 in long-term capital losses.

As of June 30, 2016, the Fund had a qualified late-year ordinary loss of $325 which will be recognized on the first day of the following fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy

Notes to financial statements	Wells Fargo Global Long/Short Fund	23

gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$9,023	$0	$0	$9,023
Canada	271,400	0	0	271,400
China	46,639	456,469	0	503,108
France	0	235,924	0	235,924
Germany	0	629,049	0	629,049
Hong Kong	0	80,042	0	80,042
Italy	0	398,752	0	398,752
Japan	0	1,158,730	0	1,158,730
Netherlands	0	418,967	0	418,967
South Korea	0	136,745	0	136,745
Switzerland	0	187,144	0	187,144
United Kingdom	0	723,394	0	723,394
United States	757,287	0	0	757,287

Participation Notes
China	0	91,835	0	91,835

Short-term investments
Investment companies	3,775,913	0	0	3,775,913
	4,860,262	4,517,051	0	9,377,313
Forward foreign currency contracts	0	32,590	0	32,590
Total assets	$4,860,262	$4,549,641	$0	$9,409,903
Liabilities
Securities sold short

Common stocks
France	$0	$65,792	$0	$65,792
Japan	0	167,508	0	167,508
Netherlands	114,088	0	0	114,088
Philippines	25,851	0	0	25,851
Switzerland	0	253,991	0	253,991
Thailand	30,517	0	0	30,517
United Kingdom	0	96,046	0	96,046
United States	42,917	0	0	42,917

Exchange-traded funds
United States	715,741	0	0	715,741
Total liabilities	$929,114	$583,337	$0	$1,512,451

24	Wells Fargo Global Long/Short Fund	Notes to financial statements

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At June 30, 2016, fair value pricing was used in pricing certain foreign securities in long positions valued at $3,719,012 and securities in short positions valued at $487,291 were transferred from Level 1 to Level 2 within the fair value hierarchy. The Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 1.30% and declining to 1.13% as the average daily net assets of the Fund increase. For the year ended June 30, 2016, the management fee was equivalent to an annual rate of 1.30% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 1.00% and declining to 0.90% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C	0.21%
Administrator Class, Institutional Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.75% for Class A shares, 2.50% for Class C shares, 1.65% for Administrator Class shares and 1.45% for Institutional Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prime broker fees and dividend expense on securities sold short are excluded from the expense caps.

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the year ended June 30, 2016, Funds Distributor received $72 from the sale of Class A shares.

Notes to financial statements	Wells Fargo Global Long/Short Fund	25

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended June 30, 2016 were $3,743,067 and $2,811,857, respectively.

The Fund may purchase or sell investment securities to other Wells Fargo funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which generally do not incur broker commissions, are effected at current market prices. Interfund trades are included within the respective purchases and sales amounts shown.

6. DERIVATIVE TRANSACTIONS

During the year ended June 30, 2016, the Fund entered into forward foreign currency contracts for economic hedging purposes.

At June 30, 2016, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to sell:

Exchange date	Counterparty	Contracts to deliver	U.S. value at June 30, 2016	In exchange for U.S. $	Unrealized gains
7-25-2016	Morgan Stanley	11,900 GBP	$15,844	$17,497	$1,653
7-25-2016	Morgan Stanley	11,900 GBP	15,844	17,378	1,534
7-25-2016	Morgan Stanley	11,900 GBP	15,844	17,259	1,415
7-25-2016	Morgan Stanley	11,900 GBP	15,844	17,140	1,296
8-31-2016	Morgan Stanley	269,000 EUR	299,124	301,143	2,019
9-15-2016	Credit Suisse	100,300 EUR	111,596	113,563	1,967
9-22-2016	Morgan Stanley	165,600 GBP	220,621	243,327	22,706

The Fund had average contract amounts of $361,247 and $1,246,653 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the year ended June 30, 2016.

During the year ended June 30, 2016, the Fund entered into written options for economic hedging purposes.

During the year ended June 30, 2016, the Fund had written call option activities as follows:

	Number of contracts	Premiums received
Options outstanding at June 30, 2015	0	$0
Options written	20	4,391
Options expired	(20)	(4,391)
Options terminated in closing purchase transactions	0	0
Options exercised	0	0
Options outstanding at June 30, 2016	0	$0

As of June 30, 2016, the Fund did not have any open written options. The Fund had an average of 6 written option contracts during the year ended June 30, 2016.

During the year ended June 30, 2016, the Fund entered into purchased options contracts for speculative purposes and had an average of 12 purchased options contracts.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

26	Wells Fargo Global Long/Short Fund	Notes to financial statements

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities		Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	Morgan Stanley	$30,623	*	$0	$0	$30,623
	Credit Suisse	1,967	*	0	0	1,967

*	Amount represents net unrealized gains.

7. BANK BORROWINGS

The Fund has an uncommitted credit facility to provide leverage for investment purposes or to meet unanticipated redemptions. The Fund’s borrowings under the Facility are charged at a rate to be determined at the time of the borrowing.

For the year ended June 30, 2016, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid for the year ended June 30, 2016 was $128,412 of ordinary income. For the year ended June 30, 2015, the Fund did not pay any distributions to shareholders.

As of June 30, 2016, the components of distributable earnings on a tax basis were as follows:

Unrealized losses	Late-year ordinary losses deferred	Capital loss carryforward
$(514,116)	$(325)	$(332,655)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of independent registered public accounting firm	Wells Fargo Global Long/Short Fund	27

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Global Long/Short Fund (formerly known as Wells Fargo Advantage Global Long/Short Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and the period from November 28, 2014 (commencement of operations) to June 30, 2015. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with custodians and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Global Long/Short Fund as of June 30, 2016, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and the period from November 28, 2014 (commencement of operations) to June 30, 2015, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

28	Wells Fargo Global Long/Short Fund	Other information (unaudited)

TAX INFORMATION

Pursuant to Section 854 of the Internal Revenue Code, $100,755 of income dividends paid during the fiscal year ended June 30, 2016 has been designated as qualified dividend income (QDI).

For the fiscal year ended June 30, 2016, $285 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

For the fiscal year ended June 30, 2016, $104,739 has been designated as short-term capital gain dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Global Long/Short Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 142 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief financial officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he lead a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

30	Wells Fargo Global Long/Short Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael Whitaker (Born 1967)	Chief Compliance Officer, since 2016*	Executive Vice President of Wells Fargo Funds Management, LLC since 2016. Chief Compliance Officer of Fidelity’s Fixed Income Funds and Asset Allocation Funds from 2008 to 2016, Compliance Officer of FMR Co., Inc. from 2014 to 2016, Fidelity Investments Money Management, Inc. from 2014 to 2016, Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 69 funds and Assistant Treasurer of 73 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

*	Michael Whitaker became Chief Compliance Officer effective May 16, 2016.

Other information (unaudited)	Wells Fargo Global Long/Short Fund	31

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 24-25, 2016 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Global Long/Short Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2016, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2016. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe.

32	Wells Fargo Global Long/Short Fund	Other information (unaudited)

The Board noted that the performance of the Fund (Administrator Class A) was lower than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Global Long/Short Composite Index, for all periods under review. The Board noted the short performance history of the Fund.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were higher than the sum of these average rates for the Fund’s expense Groups for all share classes except Institutional Class. The Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Global Long/Short Fund	33

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

34	Wells Fargo Global Long/Short Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2016 Wells Fargo Funds Management, LLC. All rights reserved.

244415 08-16 A268/AR268 6-16

ITEM 2.	CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Funds Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal	Fiscal
	year ended	year ended
	June 30, 2016	June 30, 2015
Audit fees	$619,678	$531,370
Audit-related fees	—	—
Tax fees (1)	37,755	31,680
All other fees	—	—

	$657,433	$563,050

(1)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Municipal Bond Fund, and Wells Fargo Ultra Short-Term Municipal Income Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Intermediate Tax/AMT-Free Fund, Wells Fargo Municipal Bond Fund, and Wells Fargo Ultra Short-Term Municipal Income Fund are filed under this Item.

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 101.06%

Alabama: 0.24%
Alabama Public School & College Authority Capital Improvement (Tax Revenue)	5.00%	12-1-2017	$2,640,000	$2,802,809
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	3,325,000	3,557,916

				6,360,725

Alaska: 0.17%
Alaska Railroad Corporation Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2020	3,245,000	3,399,332
Valdez AK Marine Terminal BP Pipelines Project Series 2003B (Industrial Development Revenue)	5.00	1-1-2021	1,000,000	1,146,670

				4,546,002

Arizona: 1.50%
Arizona Refunding Certificate of Participation (Miscellaneous Revenue)	5.00	9-1-2027	3,040,000	3,852,926
Arizona Sports & Tourism Authority Series A (Tax Revenue)	4.00	7-1-2020	1,365,000	1,490,416
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2021	795,000	917,009
Arizona Sports & Tourism Authority Series A (Tax Revenue)	5.00	7-1-2022	1,000,000	1,174,170
Greater Arizona Development Authority Infrastructure Pinal County Road Project Series 1 (Miscellaneous Revenue, National Insured)	4.50	8-1-2023	2,755,000	2,764,450
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2024	1,575,000	1,895,544
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	4.50	7-1-2025	1,270,000	1,520,990
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.00	7-1-2027	420,000	522,585
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B (GO Revenue)	5.50	7-1-2029	960,000	1,234,243
McAllister AZ Arizona State University Hassayampa Academic Village Project (Education Revenue) %%	5.00	7-1-2025	750,000	957,195
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured) %%	5.00	7-1-2024	4,000,000	4,900,840
Mohave County AZ Kingman Unified School District #20 (GO Revenue, Build America Mutual Assurance Company Insured) %%	5.00	7-1-2026	1,175,000	1,470,936
Phoenix AZ Civic Improvement Corporation Series A (Airport Revenue)	5.00	7-1-2029	5,000,000	5,711,950
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.00	7-1-2021	775,000	769,219
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	5,000,000	5,012,250
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2027	450,000	556,128
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2028	700,000	862,449
San Luis AZ Pledged Excise Tax Series A (Tax Revenue, Build America Mutual Assurance Company Insured)	5.00	7-1-2034	3,680,000	4,447,317

				40,060,617

California: 10.03%
Acalanes CA Union High School District Refunding Bonds (GO Revenue)	5.00	8-1-2017	2,070,000	2,169,567
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	4,220,000	4,141,086
Alameda CA Corridor Transportation Authority CAB Sub Lien Series A (Transportation Revenue, Ambac Insured) ¤	0.00	10-1-2018	1,350,000	1,310,864
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2039	2,500,000	3,053,575

2	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Bay Area CA Toll Authority Series A (Transportation Revenue) ±	1.66%	4-1-2036	$20,000,000	$19,757,800
California (GO Revenue)	5.25	3-1-2024	5,000,000	5,816,750
California (GO Revenue)	5.25	3-1-2030	1,440,000	1,673,525
California (GO Revenue)	6.00	3-1-2033	2,510,000	2,979,998
California Municipal Finance Authority (Utilities Revenue)	5.00	10-1-2025	1,500,000	1,970,115
California PFOTER Series DCL-009 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.59	8-1-2027	14,975,000	14,975,000
California PFOTER Series DCL-010 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.59	8-1-2027	7,825,000	7,825,000
California PFOTER Series DCL-011 (GO Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.59	8-1-2027	5,975,000	5,975,000
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,990,000	2,142,971
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	2,750,000	3,192,035
California Public Works Board Various Judicial Council Project Series D (Miscellaneous Revenue)	5.25	12-1-2026	1,000,000	1,211,880
California Public Works University of California Board of Regents Series G (Miscellaneous Revenue)	5.00	12-1-2030	12,110,000	14,668,480
California Statewide CDA Series A (Education Revenue)	6.90	8-1-2031	1,915,000	2,221,477
California Statewide CDA Series C (Health Revenue)	5.25	8-15-2031	3,000,000	3,582,360
California Various Purposes (GO Revenue)	6.00	4-1-2038	8,055,000	9,189,547
Cerritos CA Community College District Series D (GO Revenue) ¤	0.00	8-1-2025	1,800,000	1,482,804
Chino Basin CA Desalter Authority Series A (Water & Sewer Revenue) %%	4.00	6-1-2028	2,000,000	2,375,380
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2029	1,565,000	1,022,508
Compton CA Community College District Election of 2002 CAB Series C (GO Revenue) ¤	0.00	8-1-2031	2,400,000	1,417,728
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2019	1,490,000	1,671,363
El Monte CA Union High School District (GO Revenue)	5.00	6-1-2020	2,000,000	2,314,580
Emery CA Unified School District Election of 2010 Series A (GO Revenue, AGM Insured)	6.25	8-1-2031	4,500,000	5,605,560
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	7.00	11-1-2034	2,000,000	3,118,100
M-S-R California Energy Authority Gas Series C (Utilities Revenue)	7.00	11-1-2034	3,000,000	4,677,150
New Haven CA Unified School District CAB Project (GO Revenue, AGC Insured) ¤	0.00	8-1-2033	5,590,000	3,424,546
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.14	7-1-2027	10,000,000	9,123,100
Northern California Power Agency Series A (Utilities Revenue)	5.25	8-1-2023	5,150,000	5,931,873
Northern Humboldt CA High School District Election of 2010 Series A (GO Revenue)	6.50	8-1-2034	1,145,000	1,439,025
Oakland CA Unified School District Alameda County Election of 2006 Series A (GO Revenue)	6.50	8-1-2020	1,730,000	1,998,859
Oakland CA Unified School District Alameda County Election of 2009 Series A (GO Revenue)	6.25	8-1-2019	1,285,000	1,468,871
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2028	2,000,000	2,451,860
Oakland CA Unified School District Alameda County Election of 2012 (GO Revenue)	6.25	8-1-2030	2,000,000	2,435,120
Oxnard CA School District Series A (GO Revenue, National Insured)	5.75	8-1-2030	1,825,000	2,287,583
Pasadena CA PFA Rose Bowl Renovation Series A (Miscellaneous Revenue)	5.00	3-1-2021	1,655,000	1,940,322
Patterson CA Unified School District CAB Election of 2008 Project Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	3,000,000	1,788,570
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2023	3,045,000	3,782,255
Peralta CA Community College District Alameda County (GO Revenue)	5.00	8-1-2024	3,000,000	3,712,980
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	2,700,000	3,094,929

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Rio Hondo CA Community College District (GO Revenue) ¤	0.00%	8-1-2030	$2,315,000	$1,547,462
Sacramento CA Airport Systems (Airport Revenue)	5.00	7-1-2025	2,000,000	2,290,240
Sacramento CA Municipal Utility District Series B (Utilities Revenue)	5.00	8-15-2030	1,075,000	1,331,613
San Diego CA Community College District Election of 2012 (GO Revenue)	5.00	8-1-2032	3,095,000	3,839,378
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2027	500,000	638,420
San Diego CA PFFA Capital Improvement Projects Series B (Miscellaneous Revenue)	5.00	10-15-2028	1,000,000	1,272,490
San Diego CA Unified School District Election of 1998 Series E-2 (GO Revenue, AGM Insured)	5.50	7-1-2027	5,000,000	6,857,250
San Gorgonio CA Memorial Healthcare District (GO Revenue)	7.00	8-1-2029	2,000,000	2,140,620
San Jose CA Libraries & Parks Project (GO Revenue)	5.13	9-1-2031	6,110,000	6,134,746
San Jose CA MFHR Casa Del Pueblo Apartments Project Series D (Housing Revenue) ±	0.95	12-1-2017	10,000,000	10,003,100
San Jose CA Redevelopment Agency Series A-1 (Tax Revenue)	5.50	8-1-2030	1,355,000	1,560,052
Santa Ana CA Financing Authority Police Administration and Holding Facilities Prerefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	579,075
Santa Ana CA Financing Authority Police Administration and Holding Facilities Unrefunded Balance (Miscellaneous Revenue, National Insured)	6.25	7-1-2019	500,000	574,730
Southern California Public Power Authority Milford Wind Corridor Project #1 (Utilities Revenue)	5.00	7-1-2024	5,000,000	5,698,800
Southern California Public Power Authority Southern Transmission Project Series S (Utilities Revenue)	5.75	7-1-2024	2,000,000	2,205,600
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,590,000	1,672,518
Sylvan CA Unified School District CAB Election of 2006 (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	2,800,000	1,756,468
Tustin CA Unified School District #88-1 Election of 2008 Series B (GO Revenue)	6.00	8-1-2036	1,500,000	1,878,330
University of California Limited Project Series G (Education Revenue)	5.00	5-15-2037	10,390,000	12,274,019
University of California Medical Center Series J (Health Revenue)	5.25	5-15-2030	15,000,000	18,427,800
University of California Prerefunded Series Q (Education Revenue)	5.25	5-15-2024	2,090,000	2,197,029
University of California Unrefunded Series Q (Education Revenue)	5.25	5-15-2024	65,000	68,347
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2016	300,000	300,036
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2018	445,000	478,273
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2019	905,000	1,003,012
Washington Township CA Health Care District Series A (Health Revenue)	5.00	7-1-2020	1,300,000	1,350,960
Washington Township CA Health Care District Series A (Health Revenue)	5.13	7-1-2017	260,000	270,356
West Contra Costa California Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2026	4,620,000	3,660,149

				268,432,969

Colorado: 0.80%
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	4.00	12-1-2018	500,000	537,820
Adams County CO Refunding & Improvement Certificate of Participation (Miscellaneous Revenue)	5.00	12-1-2021	830,000	993,552
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	400,000	412,732
Colorado ECFA University of Denver Project (Education Revenue, National Insured)	5.25	3-1-2025	1,110,000	1,399,688
Colorado Springs CO Utilities System Sub Lien Improvement Series B (Utilities Revenue, Bayerische Landesbank SPA) ø	0.56	11-1-2036	12,000,000	12,000,000
Regents of the University of Colorado Certificate of Participation Series 2013A (Education Revenue)	5.00	11-1-2028	5,000,000	6,109,550

				21,453,342

4	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 3.00%
Connecticut Health & HEFAR Yale University Issue Series A (Education Revenue) ±	1.38%	7-1-2035	$10,000,000	$10,119,300
Connecticut HEFA Yale University Series A (Education Revenue) ±%%	1.00	7-1-2042	25,000,000	25,072,500
Connecticut Series A (Miscellaneous Revenue) ±	1.26	3-1-2022	3,000,000	2,967,060
Connecticut Series A (Miscellaneous Revenue) ±	1.31	3-1-2023	3,000,000	2,952,840
Connecticut Series A (Miscellaneous Revenue) ±	1.36	3-1-2024	5,640,000	5,520,094
Connecticut Series A (Miscellaneous Revenue) ±	1.51	4-15-2019	2,300,000	2,313,662
Connecticut Series A (Miscellaneous Revenue) ±	1.66	4-15-2020	3,300,000	3,333,759
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2028	2,000,000	2,526,240
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A (Tax Revenue)	5.00	8-1-2030	1,000,000	1,253,770
Hamden CT (GO Revenue)	4.00	8-15-2020	1,235,000	1,346,792
Hamden CT (GO Revenue)	4.00	8-15-2021	1,235,000	1,362,662
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2021	1,000,000	1,171,760
Hamden CT (GO Revenue, AGM Insured)	5.00	8-15-2022	1,000,000	1,194,640
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	4-1-2022	3,010,000	3,539,068
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2026	1,000,000	1,228,950
Hartford CT Series A (GO Revenue, AGM Insured)	5.00	7-1-2028	1,265,000	1,557,506
Hartford CT Series C (GO Revenue, AGM Insured)	5.00	7-15-2022	2,320,000	2,743,446
University of Connecticut Series A (Education Revenue)	5.00	3-15-2027	1,000,000	1,264,700
University of Connecticut Series A (Education Revenue)	5.00	3-15-2028	2,000,000	2,516,120
University of Connecticut Series A (Education Revenue)	5.00	3-15-2031	3,000,000	3,739,500
University of Connecticut Series A (Education Revenue)	5.00	3-15-2032	2,000,000	2,481,140

				80,205,509

Delaware: 0.08%
Delaware EDA Odyssey Charter School Project Series B (Education Revenue) 144A	6.75	9-1-2035	2,000,000	2,069,980

District of Columbia: 0.56%
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2023	1,000,000	1,211,210
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.00	12-1-2025	3,520,000	4,279,475
District of Columbia Federal Highway Grant Anticipation Bonds (Miscellaneous Revenue)	5.25	12-1-2025	2,630,000	3,094,563
District of Columbia Howard University Series A (Education Revenue)	5.75	10-1-2026	2,510,000	2,671,418
District of Columbia Medical Association of Colleges Series B (Miscellaneous Revenue)	5.00	10-1-2024	3,095,000	3,606,077

				14,862,743

Florida: 4.85%
Boynton Beach FL Utilities Systems (Water & Sewer Revenue, National Insured)	5.50	11-1-2016	1,500,000	1,523,340
Broward County FL School Board Certificate of Participation Series A (Miscellaneous Revenue)	5.00	7-1-2024	5,000,000	6,259,500
Cityplace Florida Community Development District Special Assessment (Miscellaneous Revenue)	5.00	5-1-2021	2,945,000	3,323,698
Daytona Beach FL Utility System (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2022	2,205,000	2,691,599
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2028	2,500,000	3,111,625
Duval County FL School Board Certificate of Participation Series B (Miscellaneous Revenue)	5.00	7-1-2029	5,000,000	6,197,700

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00%	7-1-2023	$3,910,000	$4,873,932
Florida Department of Transportation Turnpike System Series A (Transportation Revenue)	5.00	7-1-2025	4,950,000	6,372,729
Florida Development Finance Corporation Renaissance Charter School Series A (Education Revenue)	5.00	9-15-2020	1,855,000	1,950,291
Florida HEFAR (Education Revenue)	4.00	4-1-2021	1,000,000	1,115,480
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue)	5.00	10-1-2025	1,250,000	1,556,625
Gulf Breeze FL Capital Funding Loan Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2017	1,665,000	1,751,330
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2016	1,000,000	1,008,510
Gulf Breeze FL Capital Funding Loan Program Series B (Miscellaneous Revenue, AGM Insured)	4.00	10-1-2017	1,000,000	1,039,410
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.10	12-1-2020	3,000,000	3,042,090
Gulf Breeze FL Local Government Loan Series J (Water & Sewer Revenue) ±	4.20	12-1-2020	3,290,000	3,441,735
Hernando County FL School Board Florida Master Lease Program Certificate of Participation Series A (Miscellaneous Revenue, AGM Insured)	5.00	7-1-2025	2,065,000	2,610,986
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2019	3,440,000	3,772,338
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	10-1-2020	3,600,000	4,021,380
Miami-Dade County FL Public Services (Tax Revenue, AGM Insured)	4.00	4-1-2021	2,485,000	2,788,965
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.79	9-25-2024	12,705,000	12,705,000
Miami-Dade County FL School Board Certificate of Participation Series A (Miscellaneous Revenue) ±	5.00	5-1-2031	3,000,000	3,692,100
Miami-Dade County FL School Board Certificate of Participation Series D (Miscellaneous Revenue)	5.00	11-1-2027	6,600,000	8,143,476
Miami-Dade County FL Special Obligation Series A (Tax Revenue)	5.00	10-1-2023	700,000	848,953
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue, BHAC Insured)	5.00	10-1-2024	2,950,000	3,233,348
Miami-Dade County FL Water & Sewer Refunding Bond Series C (Water & Sewer Revenue)	5.25	10-1-2022	3,000,000	3,304,890
Orange County FL Health Facilities Authority Lakeside Health Facility (Health Revenue, SunTrust Bank LOC) ø	0.48	7-1-2027	7,235,000	7,235,000
Orange County FL School Board Certificates Partner Series A (Miscellaneous Revenue, National Insured)	5.00	8-1-2016	1,000,000	1,003,920
Putnam County FL Development Authority PCR Seminole Project Series A (Utilities Revenue, Ambac Insured) ±	5.35	3-15-2042	5,260,000	5,660,865
Reedy Creek FL Improvement District Series A (GO Revenue) %%	5.00	6-1-2027	2,800,000	3,613,568
Reedy Creek FL Improvement District Series A (GO Revenue) %%	5.00	6-1-2035	4,675,000	5,824,302
Seminole Tribe of Florida Special Obligation Series A (Miscellaneous Revenue) 144A	5.50	10-1-2024	2,500,000	2,607,650
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2016	1,015,000	1,025,008
South Lake County FL Hospital District South Lake Hospital Incorporated (Health Revenue)	5.00	10-1-2017	900,000	939,789
Tampa FL Sports Authority Stadium Project (Tax Revenue)	5.00	1-1-2025	3,395,000	4,352,730
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2022	1,730,000	2,061,589
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A (Education Revenue)	5.00	7-1-2023	815,000	988,571

				129,694,022

6	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 0.94%
Columbus GA Refunding Bond (Water & Sewer Revenue)	5.00%	5-1-2033	$950,000	$1,213,055
Columbus GA Refunding Bond (Water & Sewer Revenue)	5.00	5-1-2035	1,200,000	1,521,192
Floyd County GA PCR Georgia Power Company Plant Hammond Project (Utilities Revenue) ±	2.35	7-1-2022	1,000,000	1,041,550
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2017	2,500,000	2,634,300
Georgia Public Gas Partners Incorporated Series A (Utilities Revenue)	5.00	10-1-2019	5,000,000	5,653,000
Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.50	9-15-2022	1,000,000	1,198,830
Monroe County GA PCR Georgia Power Company Plant Scherer Project (Industrial Development Revenue) ±	2.35	10-1-2048	2,000,000	2,083,100
Private Colleges & Universities Authority of Georgia Series A (Education Revenue)	5.00	10-1-2021	3,330,000	3,878,051
Savannah GA MFHR Wessels/Blackshear Home Project (Housing Revenue) ±	1.15	7-1-2019	6,000,000	5,996,460

				25,219,538

Guam: 0.42%
Guam Education Financing Foundation Certificate of Participation Guam Public School Facilities Project Series A (Miscellaneous Revenue)	5.00	10-1-2017	2,195,000	2,215,787
Guam Government Business Privilege Tax Bond Series A (Tax Revenue)	5.00	1-1-2020	1,215,000	1,372,014
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00	7-1-2028	1,000,000	1,179,390
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2020	350,000	401,100
Guam Government Waterworks Authority (Water & Sewer Revenue)	5.25	7-1-2033	2,500,000	2,969,175
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2022	1,000,000	1,192,330
Guam International Airport Authority (Airport Revenue)	5.00	10-1-2023	1,500,000	1,809,105

				11,138,901

Illinois: 16.32%
Bolingbrook, Will & DuPage Counties IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2023	650,000	777,101
Champaign & Coles Counties IL Community College District #505 Series A (GO Revenue)	4.00	12-1-2018	1,015,000	1,087,684
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2021	1,000,000	840,140
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2025	3,380,000	2,394,460
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,030,000	2,718,960
Chicago IL Board of Education School Reform Series A (GO Revenue, National/FGIC Insured)	5.25	12-1-2023	5,125,000	5,777,771
Chicago IL Board of Education Series A3 (GO Revenue) ±	1.23	3-1-2036	10,000,000	8,762,200
Chicago IL Board of Education Series B (GO Revenue, Ambac Insured)	5.00	12-1-2021	7,760,000	7,778,779
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2021	2,500,000	2,349,975
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2029	3,000,000	2,697,870
Chicago IL Board of Education Series C (GO Revenue)	5.25	12-1-2025	5,000,000	4,599,950
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2020	2,375,000	2,256,226
Chicago IL CAB Series A (GO Revenue, National Insured)	5.44	1-1-2018	1,725,000	1,748,736
Chicago IL Metropolitan Reclamation Series B (GO Revenue)	5.00	12-1-2025	2,500,000	2,945,450
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2030	2,610,000	3,142,962
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue, AGM Insured)	5.13	1-1-2031	3,335,000	4,006,936
Chicago IL O’Hare International Airport Senior Lien (Airport Revenue)	5.25	1-1-2032	8,755,000	10,588,822
Chicago IL O’Hare International Airport Senior Lien Series B (Airport Revenue)	5.00	1-1-2030	8,000,000	9,825,920
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue, AGM Insured)	5.00	1-1-2033	1,000,000	1,055,040

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL O’Hare International Airport Third Lien Series C (Airport Revenue, AGC Insured)	5.25%	1-1-2025	$4,075,000	$4,619,950
Chicago IL O’Hare International Airport Third Lien Series F (Airport Revenue)	4.25	1-1-2021	735,000	810,874
Chicago IL Park District Series A (GO Revenue)	5.00	1-1-2036	2,150,000	2,354,057
Chicago IL Park District Series B (GO Revenue)	5.00	1-1-2021	3,765,000	4,273,388
Chicago IL Park District Series C (GO Revenue)	5.00	1-1-2022	1,515,000	1,743,038
Chicago IL Public Building Commission School Reform (Miscellaneous Revenue, National Insured)	5.25	12-1-2017	3,555,000	3,679,318
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2025	615,000	657,933
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2026	5,140,000	5,923,130
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2027	3,000,000	3,440,070
Chicago IL Sales Tax Refunding Bond (Tax Revenue)	5.00	1-1-2030	2,075,000	2,310,264
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2022	1,730,000	2,031,920
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2023	1,155,000	1,351,708
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2025	500,000	582,415
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2026	2,000,000	2,325,800
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2028	3,000,000	3,455,820
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	1,490,000	1,713,247
Chicago IL Second Lien (Water & Sewer Revenue)	5.00	11-1-2033	1,000,000	1,171,440
Chicago IL Second Lien Series A (Water & Sewer Revenue, Ambac Insured)	5.00	11-1-2032	10,000,000	10,138,500
Chicago IL Series A (GO Revenue, Ambac Insured)	5.00	1-1-2019	2,500,000	2,540,500
Chicago IL Series A (GO Revenue)	5.00	1-1-2025	750,000	764,565
Chicago IL Series A (GO Revenue)	5.00	1-1-2027	1,000,000	1,011,850
Chicago IL Series A (GO Revenue)	5.25	1-1-2022	4,020,000	4,104,380
Chicago IL Series A (GO Revenue)	5.25	1-1-2023	4,475,000	4,562,352
Chicago IL Series A (GO Revenue)	5.25	1-1-2028	1,750,000	1,758,768
Chicago IL Series A (GO Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2037	4,750,000	4,927,935
Chicago IL Series C (GO Revenue) ¤	0.00	1-1-2023	2,500,000	1,781,400
Chicago IL Series C (GO Revenue)	4.00	1-1-2020	1,505,000	1,519,704
Chicago IL Series C (GO Revenue)	5.00	1-1-2024	3,695,000	3,761,880
Chicago IL Series C (GO Revenue)	5.00	1-1-2026	5,000,000	5,121,600
Chicago IL Series G (GO Revenue, Ambac Insured)	5.00	12-1-2024	16,865,000	17,158,788
Chicago IL Series J (GO Revenue, Ambac Insured)	5.00	12-1-2023	365,000	371,358
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5307-A (Transportation Revenue, AGC Insured)	5.25	6-1-2022	500,000	531,775
Chicago IL Transit Authority Capital Grant Federal Transit Administration Section 5309-A (Transportation Revenue, AGC Insured)	6.00	6-1-2024	2,000,000	2,254,020
Chicago IL Transit Authority Sales Tax Receipts (Tax Revenue)	5.25	12-1-2027	2,600,000	2,969,538
Chicago IL Unrefunded Balance (GO Revenue, AGM Insured)	5.00	1-1-2024	35,000	35,323
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2022	1,340,000	1,540,196
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2023	1,935,000	2,213,272
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2024	2,000,000	2,276,500
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2032	1,000,000	1,145,040
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2033	1,000,000	1,141,410
Chicago IL Waste Water Transmission Second Lien (Water & Sewer Revenue)	5.00	1-1-2034	1,000,000	1,139,960
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,000,000	2,031,380
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2025	1,250,000	1,498,688
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2027	1,295,000	1,537,256

8	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Cook County IL Community College District #508 (GO Revenue)	5.25%	12-1-2028	$1,250,000	$1,477,263
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2030	3,000,000	3,533,250
Cook County IL Community College District #508 (GO Revenue)	5.25	12-1-2031	3,200,000	3,749,952
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	7,240,000	8,204,223
Cook County IL Series A (GO Revenue)	5.25	11-15-2023	7,680,000	8,680,013
Cook County IL Series A (GO Revenue)	5.25	11-15-2024	2,200,000	2,538,360
Cook County IL Series B (GO Revenue)	5.00	11-15-2023	600,000	698,958
Cook County IL Series C (GO Revenue)	5.00	11-15-2021	1,340,000	1,554,628
Cook County IL Series C (GO Revenue)	5.00	11-15-2024	2,175,000	2,529,743
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,450,000	2,830,289
DuPage County IL High School District (GO Revenue, AGM Insured)	5.00	1-1-2021	1,000,000	1,021,700
DuPage, Cook & Will Counties IL Community College District #502 Series A (GO Revenue)	5.00	6-1-2022	2,650,000	3,167,943
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	4.00	12-1-2019	1,000,000	1,094,460
Homer, Glen, Will & Cook Village Counties IL Series A (GO Revenue)	5.00	12-1-2021	1,015,000	1,138,048
Huntley IL Special Service Area #9 (Tax Revenue, AGC Insured)	4.60	3-1-2017	325,000	329,059
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	2,300,000	2,654,476
Illinois (GO Revenue)	4.75	4-1-2020	2,650,000	2,761,751
Illinois (GO Revenue, AGM Insured)	5.00	9-1-2016	585,000	587,305
Illinois (GO Revenue, AGM Insured)	5.00	1-1-2023	2,450,000	2,673,122
Illinois (Tax Revenue)	5.00	6-15-2023	16,050,000	19,563,345
Illinois (Miscellaneous Revenue)	5.00	7-1-2023	5,000,000	5,651,050
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	1,000,000	1,101,660
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	5,000,000	5,851,900
Illinois (Tax Revenue)	5.00	6-15-2029	1,000,000	1,142,230
Illinois Education Facilities Authority (Miscellaneous Revenue) ±	3.40	11-1-2036	1,275,000	1,305,141
Illinois Education Facilities Authority Field Museum (Miscellaneous Revenue) ±	4.13	11-1-2036	4,560,000	4,711,301
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ø##	0.42	11-15-2037	20,000,000	20,000,000
Illinois Finance Authority Student Housing Illinois State University Project (Education Revenue)	5.50	4-1-2021	3,920,000	4,262,098
Illinois Finance Authority Wesleyan University (Education Revenue) %%	5.00	9-1-2026	680,000	827,247
Illinois HFA Evanston Hospital Corporation (Health Revenue, JPMorgan Chase & Company SPA) ø	0.46	8-15-2035	10,000,000	10,000,000
Illinois Municipal Electric Agency Power Supply (Utilities Revenue, National Insured)	5.25	2-1-2024	2,500,000	2,568,625
Illinois Municipal Electric Agency Power Supply Series A (Utilities Revenue, National/FGIC Insured)	5.25	2-1-2023	1,100,000	1,130,195
Illinois Regional Transportation Authority (Tax Revenue, AGM Insured)	5.75	6-1-2018	6,790,000	7,435,254
Illinois Regional Transportation Authority (Tax Revenue, National Insured)	6.50	7-1-2026	7,815,000	10,693,421
Illinois Series A (Tax Revenue)	5.00	6-1-2022	485,000	487,173
Illinois Series A (GO Revenue)	5.00	4-1-2023	4,500,000	5,072,670
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	2,500,000	2,906,275
Illinois Series A (Tax Revenue)	5.00	1-1-2027	10,625,000	11,516,013
Illinois Series B (Tax Revenue)	5.00	6-15-2018	175,000	189,768
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	2,500,000	2,907,675
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2030	4,000,000	4,702,680
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,000,000	3,495,450
Illinois Toll Highway Authority Series A-1 (Transportation Revenue, AGM Insured)	5.00	1-1-2024	4,650,000	4,650,558
Illinois Toll Highway Authority Series A-1 (Transportation Revenue)	5.25	1-1-2026	3,500,000	3,957,765
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	3,200,000	3,210,560
Illinois Unrefunded Balance Series B (Tax Revenue)	5.00	6-15-2018	825,000	891,413

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Kane, Cook & DuPage Counties IL School District #46 Prerefunded Balance Series B (GO Revenue)	4.50%	1-1-2024	$1,170,000	$1,386,649
Kane, Cook & DuPage Counties IL School District #46 Unrefunded Balance Series B (GO Revenue)	4.50	1-1-2024	3,100,000	3,585,894
Kane, McHenry, Cook & DeKalb Counties IL Unified School District (GO Revenue, Ambac Insured)	5.00	1-1-2024	2,000,000	2,044,620
Kendall, Kane & Will Counties IL Unified School District Series A (GO Revenue)	5.00	2-1-2023	1,000,000	1,160,400
McHenry & Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2031	2,000,000	2,410,520
McHenry & Lake Counties IL Community Consolidated School District #26 (GO Revenue, AGM Insured)	5.00	2-1-2020	1,455,000	1,636,089
Northern IIlinois Municipal Power Agency Prairie State Project Series A (Utilities Revenue, National Insured)	5.00	1-1-2021	2,740,000	2,897,577
Northern Illinois University Board of Trustees (Education Revenue, AGM Insured)	5.00	4-1-2019	1,000,000	1,096,300
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2022	1,325,000	1,548,170
Northern Illinois University Board of Trustees Certificate of Participation (Education Revenue, AGM Insured)	5.00	9-1-2024	1,000,000	1,202,760
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	1,975,000	1,692,338
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2022	3,600,000	3,704,832
Springfield IL Senior Lien (Utilities Revenue, National Insured)	5.00	3-1-2023	1,560,000	1,605,427
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2017	455,000	503,994
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2018	535,000	631,172
University of Illinois Auxiliary Facilities Systems (Education Revenue) ¤	0.00	4-1-2020	8,270,000	7,740,803
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, Ambac Insured)	5.50	4-1-2024	1,000,000	1,275,740
University of Illinois Board of Trustees Series B (Miscellaneous Revenue, AGM Insured)	5.00	10-1-2020	2,000,000	2,104,020
Will County IL Community Unified School District CAB (GO Revenue, National Insured) ¤	0.00	11-1-2018	9,730,000	9,365,028

				436,685,635

Indiana: 2.39%
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	4.00	8-1-2017	1,000,000	1,034,050
Indiana Bond Bank Hendricks Regional Health Series A (Miscellaneous Revenue)	5.00	8-1-2016	1,340,000	1,345,065
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.00	10-15-2017	5,410,000	5,680,500
Indiana Bond Bank Special Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	9-1-2022	1,545,000	1,840,280
Indiana Bond Bank Special Program Series A (Utilities Revenue)	5.25	10-15-2016	600,000	607,968
Indiana Finance Authority Clean Water Act Project Series A (Water & Sewer Revenue)	5.00	10-1-2031	1,035,000	1,268,341
Indiana Finance Authority CWA Authority Project Series A (Water & Sewer Revenue)	5.00	10-1-2030	2,315,000	2,848,770
Indiana Finance Authority Parkview Health System Series A (Health Revenue)	5.50	5-1-2024	4,500,000	5,098,680
Indiana Finance Authority Southern Indiana Gas & Electric Company Project Series D (Utilities Revenue) ±	1.95	3-1-2024	4,000,000	4,054,840
Indiana Finance Authority Stadium Project Series A (Miscellaneous Revenue)	5.25	2-1-2028	2,000,000	2,565,620
Indiana HEFA Ascension Health Series B3 (Health Revenue) ±	1.26	11-15-2031	15,000,000	15,000,150
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2027	760,000	979,214
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2028	1,000,000	1,281,370

10	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00%	1-1-2029	$735,000	$938,852
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2030	1,375,000	1,739,898
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2031	1,000,000	1,260,430
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2033	1,545,000	1,932,177
Indianapolis IN Local Public Improvement Bond Bank Series E (Miscellaneous Revenue)	5.00	1-1-2034	2,000,000	2,491,440
Jasper County IN PCR Northern Series A (Industrial Development Revenue, National Insured)	5.60	11-1-2016	5,900,000	5,993,751
Jeffersonville IN Building Corporation First Mortgage Series C (Miscellaneous Revenue)	4.25	8-15-2017	315,000	322,236
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2022	925,000	1,072,353
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2023	665,000	752,694
Knox County IN EDA Series A (Health Revenue)	5.00	4-1-2026	750,000	838,358
Mount Vernon IN School Building Corporation Prerefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	265,000	282,978
Mount Vernon IN School Building Corporation Unrefunded Balance First Mortgage (Miscellaneous Revenue, AGM Insured)	5.00	7-15-2019	735,000	781,717
University of Southern Indiana Student Fee Series J (Education Revenue, AGC Insured)	5.00	10-1-2019	1,000,000	1,124,940
Valparaiso IN Multi-Schools Building Corporation (Miscellaneous Revenue)	5.00	7-15-2024	750,000	942,795

				64,079,467

Iowa: 0.44%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond (GO Revenue) %%	5.00	6-1-2027	2,310,000	2,864,816
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2017	3,000,000	3,165,780
Iowa Student Loan Liquidity Corporation Series 1 (Education Revenue)	5.25	12-1-2018	5,285,000	5,763,980

				11,794,576

Kansas: 0.23%
Kansas Development Finance Authority Agro-Defense Facility Series G (Miscellaneous Revenue)	5.00	4-1-2030	2,650,000	3,171,971
Kansas Development Finance Authority Health Facilities Series F (Health Revenue)	5.00	11-15-2021	1,300,000	1,544,452
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	4,180,000	1,518,887

				6,235,310

Kentucky: 0.46%
Kentucky EDFA Series B2 (Health Revenue) ±	1.21	2-1-2046	1,250,000	1,234,888
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2020	1,000,000	896,260
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2021	2,750,000	2,376,963
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2022	4,320,000	3,584,174
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00	7-1-2025	1,020,000	723,588

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B (Transportation Revenue) ¤	0.00%	7-1-2029	$1,400,000	$856,310
University of Kentucky Certificate of Participation Master Street Lease #4 (Miscellaneous Revenue)	4.45	6-18-2018	2,438,396	2,541,345

				12,213,528

Louisiana: 2.02%
Bossier City LA (Water & Sewer Revenue)	5.00	10-1-2037	2,000,000	2,407,060
Lafayette LA Communications System (Miscellaneous Revenue, AGM Insured)	5.00	11-1-2025	1,500,000	1,886,040
Louisiana Correctional Facilities Corporation (Miscellaneous Revenue, Ambac Insured)	5.00	9-1-2019	1,000,000	1,121,350
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A (Water & Sewer Revenue)	5.00	2-1-2030	1,000,000	1,213,310
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2016	100,000	100,011
Louisiana Public Facilities Authority Archdiocese of New Orleans Project (Miscellaneous Revenue, CIFG Insured)	5.00	7-1-2017	150,000	155,528
Louisiana Public Facilities Authority Black & Gold Facilities Project Series A (Housing Revenue, AGC Insured)	4.25	7-1-2017	55,000	56,667
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2026	2,000,000	2,499,060
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2027	2,700,000	3,354,129
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2028	2,405,000	2,968,059
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2029	2,695,000	3,319,270
Louisiana Unclaimed Property Special Bond 1-49 South Project (Miscellaneous Revenue)	5.00	9-1-2030	2,700,000	3,312,846
New Orleans LA Public Improvement Series A (GO Revenue, AGC Insured)	5.00	12-1-2016	1,365,000	1,389,611
New Orleans LA Sewer Service (GO Revenue, FGIC Insured)	5.50	12-1-2016	1,350,000	1,377,162
St. Bernard Parish LA Sales & Use Tax (Tax Revenue)	4.00	3-1-2023	3,405,000	3,864,266
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series B-1 (Industrial Development Revenue) ø##	0.70	11-1-2040	25,000,000	25,000,000

				54,024,369

Maryland: 1.53%
Maryland Department of Housing & Community Development Calvin Mowbray & Stephen Camper Park Project Series E (Housing Revenue) 144A	1.35	1-1-2019	5,000,000	5,010,850
Maryland Economic Development Corporation Salisbury University Project (Education Revenue)	5.00	6-1-2027	500,000	562,805
Maryland Health & HEFAR John Hopkins Health System Series D (Health Revenue) ±	1.12	5-15-2038	3,870,000	3,868,259
Maryland Series B (GO Revenue)	4.00	8-1-2023	5,000,000	5,966,750
Maryland Series B (GO Revenue)	4.00	8-1-2024	15,000,000	18,141,600
Maryland Series C (GO Revenue)	5.00	8-1-2022	2,975,000	3,667,550
Maryland Stadium Authority Baltimore City Public Schools Construction & Revitalization Program (Miscellaneous Revenue)	5.00	5-1-2033	3,000,000	3,784,650

				41,002,464

12	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts: 2.23%
Boston MA Series A (GO Revenue)	5.00%	4-1-2026	$5,790,000	$7,526,421
Massachusetts Consolidated Loan Series C (Tax Revenue, AGM Insured)	5.25	8-1-2025	5,000,000	5,253,000
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ø	1.05	8-1-2043	10,000,000	10,000,000
Massachusetts Development Finance Agency Lasell College (Education Revenue)	5.00	7-1-2021	2,820,000	3,244,043
Massachusetts Development Finance Agency Merrimack College Series A (Education Revenue)	5.00	7-1-2021	1,035,000	1,174,197
Massachusetts Development Finance Agency MFHR RTH Restoration Housing Limited Partnership (Housing Revenue, Bank of America NA LOC)	1.05	11-1-2017	2,300,000	2,301,058
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	6.55	4-15-2020	615,000	730,866
Massachusetts Educational Financing Authority Issue I (Education Revenue)	5.50	1-1-2018	2,000,000	2,136,700
Massachusetts Educational Financing Authority Issue I Series A (Education Revenue)	5.50	1-1-2017	2,000,000	2,047,080
Massachusetts HEFA Harvard University Series A (Education Revenue)	5.00	12-15-2029	1,890,000	2,167,414
Massachusetts HEFA Various Partners Healthcare Series G-6 (Health Revenue) ±	1.29	7-1-2038	14,000,000	13,998,740
Massachusetts Housing Finance Agency Multifamily Conduit Wood Ridge Homes Project Series A (Housing Revenue) ±	1.05	12-1-2017	9,000,000	9,011,160

				59,590,679

Michigan: 3.69%
Clinton MI Township Building Authority (Miscellaneous Revenue, Ambac Insured)	5.50	11-1-2017	2,755,000	2,825,445
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2018	3,000,000	3,238,170
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2019	1,500,000	1,660,860
Detroit MI Distributable State Aid (GO Revenue)	5.00	11-1-2020	2,700,000	3,051,891
Eaton Rapids MI Public Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2022	1,785,000	2,150,568
Flint MI International Academy (Education Revenue)	5.38	10-1-2022	2,270,000	2,303,029
Flint MI International Academy (Education Revenue)	5.50	10-1-2027	1,985,000	2,006,835
Flint MI International Academy Public School Project (Education Revenue)	5.00	10-1-2017	190,000	192,497
Hazel Park MI School District (GO Revenue, AGM/Qualified School Board Loan Fund Insured)	5.00	5-1-2020	1,160,000	1,337,352
Kent County MI (GO Revenue)	5.00	1-1-2025	1,000,000	1,097,320
Kent County MI Limited Tax Capital Improvement Bond (GO Revenue)	5.00	6-1-2030	1,040,000	1,337,804
Kent County MI Limited Tax Capital Improvement Bond (GO Revenue)	5.00	6-1-2035	520,000	655,455
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2024	1,750,000	1,991,273
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2025	1,750,000	1,991,273
Macomb MI Interceptor Drainage (Miscellaneous Revenue)	5.00	5-1-2026	1,930,000	2,190,917
Michigan Comprehensive Transportation Program (Tax Revenue)	5.25	5-15-2017	2,750,000	2,854,143
Michigan Finance Authority (Miscellaneous Revenue)	5.00	6-1-2020	1,400,000	1,448,104
Michigan Finance Authority (Health Revenue)	5.00	11-15-2023	400,000	482,680
Michigan Finance Authority (Health Revenue)	5.00	11-15-2026	800,000	944,544
Michigan Finance Authority Limited Obligation Public School Academy Cesar Chavez Academy Project (Education Revenue)	5.00	2-1-2022	2,540,000	2,566,822
Michigan Finance Authority Local Government Loan Program Series C (Health Revenue)	5.00	11-1-2022	2,070,000	2,297,824
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	1,000,000	1,221,680
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue)	5.00	7-1-2030	12,000,000	14,269,080
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2035	2,750,000	3,241,480

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Local Government Loan Program Series D (Water & Sewer Revenue, AGM Insured)	5.00%	7-1-2037	$2,000,000	$2,344,780
Michigan Finance Authority Local Government Loan Program Series F (Tax Revenue)	4.00	10-1-2024	3,000,000	3,343,080
Michigan Housing Development Authority Limited Greenwood Villa Project (Housing Revenue, AGM Insured)	4.75	9-15-2017	710,000	721,339
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2018	1,075,000	1,100,198
Michigan Public Educational Facilities Authority Limited Obligation Chandler Park Academy (Miscellaneous Revenue)	5.60	11-1-2018	605,000	606,077
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) (i)(s)	6.25	10-1-2023	815,000	244,476
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project (Miscellaneous Revenue)	5.25	10-15-2025	4,165,000	4,982,881
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	11,500,000	11,808,545
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,522,399
Pinckney MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	3,071,330
Southfield MI 2015 Street Improvement (GO Revenue)	4.00	5-1-2025	1,490,000	1,750,929
Southfield MI Public Schools (GO Revenue, National/Qualified School Board Loan Fund Insured)	4.38	5-1-2025	4,000,000	4,112,760
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2027	600,000	743,232
Western Michigan University Board of Trustees (Education Revenue)	5.25	11-15-2029	1,000,000	1,226,030
Western Michigan University Board of Trustees (Education Revenue, AGM Insured)	5.25	11-15-2033	750,000	912,330
Western Townships MI Utilities Authority (GO Revenue)	5.00	1-1-2017	1,500,000	1,531,860
Wyandotte MI Series A (Utilities Revenue, AGC Insured)	4.00	10-1-2016	500,000	504,405

				98,883,697

Minnesota: 0.28%
Minneapolis & St. Paul MN Metropolitan Airports Commission Sub Series B (Airport Revenue, National Insured)	5.00	1-1-2018	4,555,000	4,658,034
St. Louis Park MN Nicollett Health Services Series C (Health Revenue)	5.50	7-1-2023	2,500,000	2,742,450
St. Paul MN Housing & RDA Hmong Academy Project Series A (Education Revenue)	5.50	9-1-2018	200,000	200,600

				7,601,084

Mississippi: 0.54%
Mississippi Development Bank Special Obligation Jackson Public School District Project Series A (Miscellaneous Revenue)	5.00	4-1-2020	1,000,000	1,139,210
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (Water & Sewer Revenue, AGM Insured)	6.00	12-1-2023	1,145,000	1,513,656
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	10,000,000	11,918,300

				14,571,166

Missouri: 0.29%
Kansas City MO Municipal Assistance Corporation Series B-1 (Miscellaneous Revenue, Ambac Insured) ¤	0.00	4-15-2022	3,640,000	3,194,464
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	475,000	505,020
Maryland Heights MO South Heights Redevelopment Project A (Tax Revenue)	5.50	9-1-2018	465,000	481,247

14	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Missouri (continued)
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00%	3-1-2032	$1,500,000	$1,811,340
Poplar Bluff MO School District (Miscellaneous Revenue, AGM Insured)	5.00	3-1-2034	1,000,000	1,200,490
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.00	7-1-2019	415,000	475,432

				7,667,993

Nebraska: 0.12%
Lincoln County NE Hospital Authority Great Plains Regional Medical Center (Health Revenue)	5.00	11-1-2024	1,000,000	1,168,370
Municipal Energy Agency of Nebraska Series A (Utilities Revenue, BHAC Insured)	5.00	4-1-2019	500,000	557,060
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,290,000	1,504,566

				3,229,996

Nevada: 1.32%
Clark County NV Airport Series C (Airport Revenue, AGM Insured)	5.00	7-1-2023	5,600,000	6,262,816
Clark County NV Airport Series D (Airport Revenue)	5.00	7-1-2024	2,750,000	3,121,608
Clark County NV Las Vegas McCarran International Airport Series A (Airport Revenue)	5.00	7-1-2016	3,000,000	3,000,390
Clark County NV Water Reclamation District (GO Revenue)	5.00	7-1-2027	4,155,000	5,287,196
Clark County NV Water Reclamation District Series A (GO Revenue)	5.25	7-1-2038	2,880,000	3,237,552
Las Vegas NV New Convention & Visitors Authority Series E (Tax Revenue, AGM Insured)	4.20	7-1-2021	500,000	555,550
Las Vegas NV Series A (GO Revenue)	5.00	5-1-2031	1,985,000	2,453,797
Las Vegas NV Series C (GO Revenue)	5.00	9-1-2030	1,000,000	1,270,600
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2019	735,000	771,353
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2020	615,000	654,674
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.00	6-1-2021	800,000	862,520
Las Vegas NV Special Improvement District #607 (Miscellaneous Revenue)	4.25	6-1-2024	200,000	215,746
Las Vegas NV Valley Water District Series B (GO Revenue)	5.00	6-1-2030	3,945,000	5,037,647
Reno NV Sparks Indian Governmental Colony (Miscellaneous Revenue, U.S. Bank NA LOC)	5.00	6-1-2021	2,580,000	2,588,901

				35,320,350

New Hampshire: 0.08%
New Hampshire HFA Single Family Mortgage Acquisition Series E & F (Housing Revenue)	4.80	7-1-2028	2,030,000	2,229,752

New Jersey: 4.07%
Essex County NJ Import Authority Series A (Miscellaneous Revenue)	6.00	11-1-2025	5,000,000	5,404,900
Garden NJ Open Space & Farmland Preservation Refunding Bonds Series A (Tax Revenue)	4.00	11-1-2017	930,000	965,907
New Jersey EDA Cigarette Tax Refunding Bonds (Tobacco Revenue)	5.00	6-15-2021	2,500,000	2,815,125
New Jersey EDA Motor Vehicle Surcharges Series A (Miscellaneous Revenue, National Insured)	5.25	7-1-2026	2,860,000	3,506,846
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.01	3-1-2028	5,000,000	4,485,850
New Jersey EDA School Facilities Construction Refunding Bond Series NN (Miscellaneous Revenue)	5.00	3-1-2021	15,035,000	16,649,158
New Jersey EDA School Facilities Construction Refunding Bond Series PP (Miscellaneous Revenue)	5.00	6-15-2026	8,380,000	9,450,629
New Jersey Educational Facilities Authority (Miscellaneous Revenue)	5.00	6-15-2026	3,015,000	3,400,196

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00%	12-1-2016	$2,100,000	$2,138,367
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2017	2,000,000	2,068,480
New Jersey HEFAR Student Assistance Authority Series A (Education Revenue)	5.00	6-1-2019	9,860,000	10,842,549
New Jersey Housing & Mortgage Finance Agency (Housing Revenue)	5.25	10-1-2016	160,000	161,110
New Jersey Sports & Exposition Authority (Miscellaneous Revenue, National Insured)	5.50	3-1-2022	1,755,000	2,186,870
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2020	4,000,000	4,405,880
New Jersey TTFA Series A (Transportation Revenue)	5.25	12-15-2020	1,305,000	1,461,809
New Jersey TTFA Series A (Miscellaneous Revenue)	5.25	6-15-2024	1,695,000	1,893,400
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	2,500,000	2,865,150
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) 144Aø	0.59	12-15-2022	19,850,000	19,850,000
New Jersey TTFA Unrefunded Balance (Transportation Revenue, National Insured)	5.25	12-15-2021	6,000,000	6,911,400
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2022	1,630,000	1,910,947
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,775,000	2,143,792
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,860,000	2,275,152
Trenton City NJ (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,000,000	1,217,380

				109,010,897

New Mexico: 0.65%
Albuquerque Bernalillo County NM Water Utility Authority Series B (Water & Sewer Revenue)	5.00	7-1-2024	1,000,000	1,264,320
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2028	9,265,000	11,199,717
Clayton NM Jail Project Improvement & Refunding Bonds (Miscellaneous Revenue, National Insured)	5.00	11-1-2029	1,000,000	1,206,520
New Mexico Mortgage Finance Authority SFMR Class I Series A (Housing Revenue, GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	1,240,000	1,281,751
New Mexico Mortgage Finance Authority SFMR Class I Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	475,000	509,979
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.06	11-1-2039	2,000,000	1,984,460

				17,446,747

New York: 10.92%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65	2-1-2044	2,720,000	3,117,746
Liberty Development Corporation New York Series 1251 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.55	10-1-2035	7,914,000	7,914,000
Metropolitan Transportation Authority New York Dedicated Tax Fund Series A (Tax Revenue)	5.00	11-15-2024	6,010,000	7,379,559
Metropolitan Transportation Authority New York Series A (Transportation Revenue)	5.00	11-15-2030	4,010,000	4,860,200
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2028	5,000,000	6,505,100
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2029	11,100,000	14,417,568
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2030	8,350,000	10,824,773
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	5.25	11-15-2031	4,500,000	5,820,210

16	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Metropolitan Transportation Authority New York Series D (Transportation Revenue)	5.00%	11-15-2027	$2,000,000	$2,456,900
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2025	2,490,000	3,219,595
Metropolitan Transportation Authority New York Series F (Transportation Revenue)	5.00	11-15-2028	2,450,000	2,973,810
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2022	790,000	911,818
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2023	645,000	757,327
Monroe County NY Industrial Development Corporation Revenue Monroe Community College Project Series A (Education Revenue, AGM Insured)	5.00	1-15-2024	905,000	1,078,624
Monroe County NY Industrial Development Corporation St. John Fisher College Project Series A (Education Revenue)	5.00	6-1-2020	2,125,000	2,404,140
Nassau County NY TAN Series A (GO Revenue)	2.00	9-15-2016	5,000,000	5,013,800
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2027	350,000	438,550
Nassau NY Water Authority Series A (Water & Sewer Revenue)	5.00	4-1-2028	300,000	374,385
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2024	400,000	500,104
Nassau NY Water Authority Series B (Water & Sewer Revenue)	5.00	4-1-2026	755,000	953,150
New York Convention Center Development Corporation (Tax Revenue)	5.00	11-15-2028	8,000,000	10,219,040
New York Dormitory Authority Interagency Council Pooled Loan Series A-1 (Miscellaneous Revenue)	4.00	7-1-2019	740,000	798,652
New York Dormitory Authority Mount Sinai School of Medicine (Education Revenue)	5.50	7-1-2022	2,000,000	2,277,060
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.16	5-1-2018	800,000	798,944
New York Dormitory Authority Series A (Tax Revenue)	5.00	3-15-2028	5,000,000	6,368,200
New York Dormitory Authority Series B (Tax Revenue, Ambac Insured)	5.50	3-15-2025	3,885,000	5,199,296
New York Dormitory Authority State University Educational Facilities Series A (Miscellaneous Revenue)	5.50	5-15-2019	3,675,000	4,036,804
New York Dormitory Authority United Health Hospitals (Health Revenue, FHA Insured)	4.50	8-1-2018	1,500,000	1,584,645
New York NY Municipal Water Finance Authority Series AA-2 (Water & Sewer Revenue, Dexia Credit Local SPA) ø	0.50	6-15-2032	15,475,000	15,475,000
New York NY Municipal Water Finance Authority Series GG (Water & Sewer Revenue)	5.00	6-15-2029	1,645,000	2,091,469
New York NY Series C (GO Revenue)	5.00	8-1-2031	5,000,000	6,231,500
New York NY Series C & D (GO Revenue)	5.00	8-1-2028	3,000,000	3,843,750
New York NY Series J-4 (GO Revenue) ±	0.96	8-1-2025	10,000,000	10,000,300
New York NY Sub Series H-5 (GO Revenue, Dexia Credit Local LOC) ø	0.60	3-1-2034	16,660,000	16,660,000
New York NY Transitional Finance Authority Prerefunded Balance Series A (Tax Revenue)	5.00	5-1-2023	2,875,000	3,221,265
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.64	11-1-2022	6,000,000	6,000,000
New York NY Transitional Finance Authority Series B (Tax Revenue)	5.00	8-1-2027	1,115,000	1,420,778
New York NY Transitional Finance Authority Series C (Tax Revenue)	5.00	11-1-2027	5,000,000	6,405,700
New York NY Transitional Finance Authority Sub Series 2-B (Tax Revenue, Dexia Credit Local SPA) ø##	0.56	11-1-2022	23,400,000	23,400,000
New York NY Transitional Finance Authority Sub Series 2-A (Tax Revenue, Dexia Credit Local LIQ) ø	0.60	11-1-2022	2,500,000	2,500,000
New York NY Transitional Finance Authority Sub Series B-1 (Tax Revenue)	5.00	11-1-2028	1,000,000	1,291,400
New York NY Trust for Cultural Resources Series A-1 (Miscellaneous Revenue)	5.00	7-1-2031	2,475,000	2,864,837

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	17

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20%	2-1-2017	$14,940,000	$14,945,976
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2031	3,815,000	4,730,180
New York Urban Development Corporation Personal Income Tax Series A (Tax Revenue)	5.00	3-15-2029	7,500,000	9,692,175
New York Urban Development Corporation Personal income Tax Series A (Tax Revenue)	5.00	3-15-2032	5,000,000	6,378,300
New York Urban Development Corporation Series D (Miscellaneous Revenue, AGC Insured)	5.50	1-1-2019	3,000,000	3,354,240
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2020	1,160,000	1,310,011
Niagara NY Area Development Corporation (Education Revenue)	5.00	5-1-2022	1,350,000	1,586,129
Oyster Bay NY RAN (GO Revenue)	3.75	3-31-2017	2,000,000	2,018,320
Port Authority New York & New Jersey Special Obligation (Airport Revenue)	5.00	12-1-2020	5,000,000	5,732,850
Suffolk County NY TAN (GO Revenue) ##	2.00	7-27-2016	20,855,000	20,875,438
Suffolk NY Public Improvement Serial Bond Series A (GO Revenue, AGM Insured)	3.00	6-1-2019	1,180,000	1,249,714
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	4.00	6-1-2022	420,000	471,723
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B (Tobacco Revenue)	5.00	6-1-2023	500,000	587,510
Troy NY Capital Resource Corporation Rensselaer Polytechnic Series B (Education Revenue)	5.00	9-1-2020	1,430,000	1,649,462
Upper Mohawk Valley NY Regional Water Finance Authority Series A (Water & Sewer Revenue, AGC Insured)	5.00	4-1-2018	435,000	453,836
Utility Debt Securitization Authority New York (Utilities Revenue)	5.00	12-15-2032	1,250,000	1,552,638
Yonkers NY Series A (GO Revenue, AGM Insured)	5.00	10-1-2024	1,000,000	1,171,300

				292,369,801

North Carolina: 0.60%
Craven County NC Certificate of Participation (Miscellaneous Revenue, National Insured)	5.00	6-1-2023	4,400,000	4,578,552
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2020	3,400,000	3,927,170
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2022	250,000	301,040
New Hanover County NC Regional Medical Center (Health Revenue)	5.00	10-1-2023	1,000,000	1,225,210
North Carolina Grant Anticipation Vehicle Bond (Miscellaneous Revenue)	5.00	3-1-2029	2,470,000	3,062,973
Onslow County NC Limited Obligation Series A (Miscellaneous Revenue)	4.00	6-1-2022	90,000	103,626
Pitt County NC Certificate of Participation School Facilities Project Prerefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,185,000	1,224,318
Pitt County NC Certificate of Participation School Facilities Project Unrefunded Balance (Miscellaneous Revenue, National Insured)	5.00	4-1-2023	1,570,000	1,621,669

				16,044,558

North Dakota: 0.18%
Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	4,000,000	4,008,360
North Dakota Housing Finance Agency Series D (Housing Revenue)	4.50	1-1-2029	665,000	703,317

				4,711,677

Ohio: 2.43%
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00	12-15-2024	4,815,000	5,977,293

18	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Ohio (continued)
Cincinnati OH City School District Improvement Project Certificate of Participation (Miscellaneous Revenue)	5.00%	12-15-2025	$2,095,000	$2,595,265
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	500,000	627,985
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	600,000	748,908
Clermont County OH Port Authority West Clermont Local School District Project (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2028	1,250,000	1,538,500
JobsOhio Beverage System Statewide Liquor Profits Senior Lien Series A (Miscellaneous Revenue)	5.00	1-1-2022	2,500,000	2,989,700
Kent University Ohio General Receipts Series B (Education Revenue, AGC Insured)	5.00	5-1-2018	1,165,000	1,256,150
Ohio Air Quality Development Authority Series A (Utilities Revenue) ±	3.75	12-1-2023	2,000,000	2,054,640
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	10-1-2033	1,750,000	1,789,113
Ohio Air Quality Development Authority Series B (Industrial Development Revenue) ±	3.63	12-1-2033	2,500,000	2,558,250
Ohio Building Authority Series A (Miscellaneous Revenue)	5.00	10-1-2024	1,000,000	1,175,170
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1 (Transportation Revenue)	5.25	2-15-2029	1,000,000	1,234,570
Ohio University Hospital Health Systems Series B (Health Revenue) ø	0.72	1-15-2033	9,500,000	9,500,000
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series A (Water & Sewer Revenue) ±	3.75	6-1-2033	10,000,000	10,278,900
Ohio Water Development Authority Pollution Control First Energy Nuclear Generation Project Series B (Industrial Development Revenue) ±	3.63	10-1-2033	3,150,000	3,220,403
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	15,000,000	15,427,050
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	950,000	1,000,540
Summit County OH Port Authority University of Akron Student Housing Project (Education Revenue)	5.25	1-1-2024	315,000	365,501
Summit County OH Port Authority University of Akron Student Housing Project (Education Revenue)	5.25	1-1-2024	685,000	814,534

				65,152,472

Oklahoma: 1.88%
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2026	1,000,000	1,271,800
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2027	1,000,000	1,266,530
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project (Miscellaneous Revenue)	5.00	12-1-2028	1,285,000	1,620,411
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2019	1,325,000	1,431,967
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2022	2,595,000	2,934,841
Claremore OK Public Works Authority (Utilities Revenue)	4.00	6-1-2023	1,010,000	1,137,412
Cleveland County OK Educational Facilities Authority Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2023	2,445,000	2,961,164
Creek County OK Educational Facilities Sapulpa Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	3,000,000	3,655,680
Cushing OK Educational Facilities Authority (Miscellaneous Revenue)	5.00	9-1-2022	2,210,000	2,681,039
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2018	820,000	887,863
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2019	860,000	959,975

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma (continued)
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00%	9-1-2020	$455,000	$519,246
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2026	1,000,000	1,232,570
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2027	500,000	613,180
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2023	1,000,000	1,220,820
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2024	1,075,000	1,332,764
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2025	500,000	627,145
Grady County OK Educational FacilitiesTuttle Public Schools Project (Miscellaneous Revenue)	5.00	9-1-2028	1,160,000	1,428,331
McGee Creek OK Authority (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	1,490,000	1,688,334
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2020	1,000,000	1,131,670
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2021	1,000,000	1,150,310
Muskogee OK Industrial Trust Educational Facilities (Miscellaneous Revenue)	5.00	9-1-2022	1,000,000	1,165,910
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2026	1,495,000	1,873,175
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2027	1,140,000	1,419,642
Oklahoma City OK Public Property Authority (Tax Revenue)	5.00	10-1-2028	1,265,000	1,569,296
Oklahoma Development Finance Authority (Miscellaneous Revenue)	4.00	6-1-2023	1,270,000	1,477,632
Oklahoma Development Finance Authority (Miscellaneous Revenue)	5.00	6-1-2023	1,230,000	1,506,209
Oklahoma Development Finance Authority Higher Education Master Real Property Series B (Miscellaneous Revenue)	4.00	6-1-2024	1,270,000	1,495,514
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2019	1,500,000	1,659,225
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2021	1,185,000	1,338,825
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2022	520,000	588,229
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2025	1,200,000	1,353,864
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2026	1,250,000	1,406,300
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2027	1,000,000	1,120,600
Tulsa OK Airports Improvement Trust Series D (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2028	500,000	559,310

				50,286,783

Oregon: 0.05%
Medford OR Hospital Facilities Authority (Health Revenue)	5.00	10-1-2020	1,155,000	1,312,992

Pennsylvania: 8.19%
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2024	1,500,000	1,703,895
Adams County PA IDA Gettysburg College Project (Education Revenue)	5.00	8-15-2025	1,500,000	1,699,410
Allegheny County PA Hospital Development Authority Series B (Health Revenue, National Insured)	6.00	7-1-2025	2,605,000	3,495,233
Allegheny County PA Moon Area School District Series A (GO Revenue)	5.00	11-15-2024	3,400,000	4,268,972
Allegheny County PA Series 72 (GO Revenue)	5.25	12-1-2033	4,000,000	4,938,760

20	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Allegheny County PA Series 75 (GO Revenue) %%	5.00%	11-1-2026	$2,500,000	$3,231,900
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	5,000,000	5,093,550
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue) ±	1.93	11-1-2039	10,000,000	10,079,100
Bucks County PA Water & Sewer Authority Water System (Water & Sewer Revenue, AGM Insured)	5.00	12-1-2026	2,400,000	2,841,240
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2029	825,000	1,045,580
Central Dauphin PA School District (GO Revenue)	5.00	2-1-2030	1,110,000	1,400,054
Central Greene PA School District Series B (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	2-15-2019	865,000	952,512
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	5.65	12-15-2017	250,000	257,653
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2025	1,340,000	1,638,820
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2026	1,370,000	1,664,810
Cumberland County PA Diakon Lutheran Social Ministries Project (Health Revenue)	5.00	1-1-2027	1,225,000	1,474,925
Delaware County PA Vocational & Technical School Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.25	11-1-2033	2,000,000	2,412,620
Delaware Valley PA Regional Finance Authority Series 2182 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.64	7-1-2017	7,500,000	7,500,000
Delaware Valley PA Regional Finance Authority Series B (Miscellaneous Revenue, Bayerische Landesbank LOC) ø	0.54	6-1-2042	8,400,000	8,400,000
Johnstown PA School District (GO Revenue, AGM Insured)	5.00	8-1-2024	2,730,000	3,190,961
Lancaster County PA Solid Waste Management Authority Series A (Resource Recovery Revenue)	5.25	12-15-2028	5,665,000	6,926,935
Lycoming County PA Authority Pennsylvania College of Technology (Education Revenue)	5.50	7-1-2026	4,000,000	4,769,440
Millcreek Richland Joint Authority Pennsylvania Series B (Water & Sewer Revenue, AGC Insured)	4.70	8-1-2017	195,000	200,405
Moon Area PA School District Series A (GO Revenue)	5.00	11-15-2029	1,000,000	1,220,350
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	1,170,000	1,174,926
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2026	515,000	635,098
Northeastern Pennsylvania Hospital & Education Authority Series A (Education Revenue)	5.00	3-1-2028	660,000	804,738
Pennsylvania HEFAR Series AQ (Education Revenue)	5.00	6-15-2023	6,090,000	7,458,971
Pennsylvania HEFAR Series AR (Education Revenue)	5.00	6-15-2025	1,000,000	1,261,600
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2024	1,530,000	1,904,085
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2025	1,575,000	1,987,020
Pennsylvania HEFAR Series AS (Education Revenue)	5.00	6-15-2027	1,790,000	2,261,289
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2019	880,000	941,222
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2020	590,000	638,870
Pennsylvania HEFAR Series LL1 (Education Revenue)	5.00	11-1-2022	1,310,000	1,440,266
Pennsylvania Hills PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	10-1-2021	1,460,000	1,588,130
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	2,000,000	2,245,200
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2021	500,000	557,370
Pennsylvania Public School Building Authority (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	4.00	5-15-2022	1,000,000	1,107,310
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2020	5,600,000	6,200,040
Pennsylvania Public School Building Authority (Education Revenue)	5.00	5-1-2023	2,185,000	2,642,736

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Public School Building Authority (Education Revenue)	5.00%	6-15-2025	$2,265,000	$2,775,667
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2029	1,000,000	1,092,200
Pennsylvania Public School Building Authority Series A (Miscellaneous Revenue, AGM Insured) %%	5.00	12-1-2030	8,300,000	10,243,694
Pennsylvania Public School Building Authority Series B (Miscellaneous Revenue, AGM Insured)	5.00	6-1-2029	2,000,000	2,438,580
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2024	1,250,000	1,549,700
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2025	1,250,000	1,570,900
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2026	1,250,000	1,564,225
Pennsylvania Public School Building Authority Series B-2 (Miscellaneous Revenue, Build America Mutual Assurance Company Insured)	5.00	12-1-2027	1,010,000	1,257,420
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2023	2,000,000	2,222,020
Pennsylvania Turnpike Commission Sub Series B (Transportation Revenue)	5.00	6-1-2029	10,000,000	12,276,200
Pennsylvania Turnpike Commission Sub Series C (Transportation Revenue, AGM Insured)	6.25	6-1-2033	1,350,000	1,830,519
Pennsylvania Turnpike Commission Sub Series E (Transportation Revenue) ¤	0.00	12-1-2038	2,000,000	2,537,080
Philadelphia PA Authority for Industrial Development (Education Revenue)	5.88	6-15-2022	1,000,000	1,102,690
Philadelphia PA Authority for Industrial Development (Education Revenue)	6.13	6-15-2023	1,305,000	1,457,698
Philadelphia PA Authority for Industrial Development (Education Revenue)	7.00	5-1-2026	740,000	797,875
Philadelphia PA Gas Works 8th General Ordinance Series A (Utilities Revenue)	5.00	8-1-2016	1,000,000	1,003,840
Philadelphia PA Hospital & HEFAR Refunding Bond Temple University Health System Series B (Health Revenue)	6.25	7-1-2023	1,475,000	1,536,021
Philadelphia PA IDA Master Charter School (Education Revenue)	5.00	8-1-2020	510,000	542,951
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project (Education Revenue)	6.25	5-1-2021	285,000	301,744
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	8,065,000	8,627,534
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2021	2,200,000	2,477,552
Philadelphia PA School District Refunding Bond Series D (GO Revenue)	5.00	9-1-2022	3,750,000	4,236,225
Philadelphia PA School District Refunding Bond Series E (GO Revenue)	5.25	9-1-2021	1,490,000	1,654,332
Philadelphia PA Series A (GO Revenue)	5.00	9-15-2021	7,000,000	8,298,150
Philadelphia PA Series A (GO Revenue)	5.00	8-1-2024	1,000,000	1,235,970
Philadelphia PA Series A (GO Revenue)	5.00	7-15-2026	3,000,000	3,649,860
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2028	2,590,000	3,196,630
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2029	4,410,000	5,432,459
Philadelphia PA Series A (GO Revenue)	5.25	7-15-2032	4,380,000	5,344,476
Pittsburgh PA Series A (GO Revenue)	4.00	9-1-2022	1,000,000	1,156,550
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2022	2,060,000	2,504,054
Pittsburgh PA Series A (GO Revenue)	5.00	9-1-2023	3,810,000	4,612,043
Reading PA School District (GO Revenue)	5.00	4-1-2021	3,120,000	3,524,882

				219,307,737

Puerto Rico: 0.05%
Puerto Rico Public Improvement Refunding Bond Series A (Tax Revenue, National Insured)	5.50	7-1-2016	1,350,000	1,350,135

Rhode Island: 0.18%
Providence RI Series A (GO Revenue, AGM Insured)	4.00	1-15-2018	2,115,000	2,205,437
Rhode Island Health & Educational Building Corporation Providence Public Schools Financing Program Series A (Miscellaneous Revenue, AGM Insured)	5.00	5-15-2022	2,425,000	2,516,932

				4,722,369

22	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

South Carolina: 1.36%
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00%	1-1-2017	$35,996	$32,576
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	39,781	29,835
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2021	1,000,000	1,176,940
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2022	1,250,000	1,495,500
Laurens County SC Education Assistance for District #55 (Miscellaneous Revenue)	5.00	12-1-2025	1,000,000	1,252,070
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2016	590,000	602,956
Piedmont SC Municipal Power Agency Series A-3 (Utilities Revenue)	5.25	1-1-2019	3,500,000	3,727,850
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	4.00	12-1-2019	1,000,000	1,084,990
Scago SC Educational Facilities Corporation For Sumter County School District 17 (Miscellaneous Revenue)	5.00	12-1-2022	1,720,000	2,034,777
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.00	10-1-2024	2,675,000	2,906,816
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2028	700,000	875,889
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2030	1,885,000	2,331,745
South Carolina Jobs EDA Furman University Project (Education Revenue)	5.00	10-1-2031	2,155,000	2,653,538
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.00	11-1-2033	1,000,000	1,128,350
South Carolina Public Service Authority Series A (Utilities Revenue)	5.00	12-1-2037	12,215,000	15,015,380

				36,349,212

South Dakota: 0.04%
Rapid City SD Airport Project (Airport Revenue)	6.25	12-1-2026	920,000	1,035,083

Tennessee: 0.34%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project (Housing Revenue)	5.00	10-1-2023	750,000	905,115
Franklin County TN HEFA (Education Revenue)	4.00	9-1-2024	250,000	285,583
Franklin County TN HEFA (Education Revenue)	5.00	9-1-2030	560,000	667,425
Shelby County TN Health Educational & Housing Facilities Board Le Bonheur Children’s Medical Center Series D (Health Revenue, National Insured)	5.50	8-15-2019	445,000	476,720
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	500,000	503,510
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	2,140,000	2,240,494
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2018	1,400,000	1,519,784
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2027	2,000,000	2,464,580

				9,063,211

Texas: 9.69%
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2023	3,805,000	4,742,704
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2024	3,970,000	5,043,647
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2025	2,050,000	2,653,438
Austin TX Independent School District Series B (GO Revenue)	5.00	8-1-2026	1,450,000	1,872,922
Austin TX Refunding Bond (Water & Sewer Revenue)	5.00	11-15-2030	2,000,000	2,590,020
Austin TX Refunding Bond (Utilities Revenue, National Insured)	5.25	5-15-2025	1,400,000	1,752,520
Bexar County TX Combination Tax Certificate of Obligation (GO Revenue)	5.00	6-15-2024	1,000,000	1,266,770
Bexar County TX Limited Tax Refunding Bond (GO Revenue) %%	4.00	6-15-2032	2,000,000	2,303,540
Bexar County TX Limited Tax Refunding Bond (GO Revenue) %%	5.00	6-15-2026	2,140,000	2,743,694
Bexar County TX Limited Tax Refunding Bond (GO Revenue) %%	5.00	6-15-2027	3,205,000	4,071,824
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2026	2,190,000	2,767,175

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00%	9-1-2029	$1,500,000	$1,867,185
Brownsville TX Utilities System Refunding Bond (Utilities Revenue)	5.00	9-1-2030	2,500,000	3,094,700
Central Texas Regional Mobility Authority Prerefunded Senior Lien (Transportation Revenue)	5.75	1-1-2019	985,000	1,106,362
Central Texas Regional Mobility Authority Series B (Transportation Revenue) ±	5.00	1-1-2045	8,000,000	9,047,600
Central Texas Regional Mobility Authority Unrefunded Senior Lien (Transportation Revenue)	5.75	1-1-2019	325,000	362,720
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2023	1,350,000	1,674,905
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,286,600
Collin County TX Unlimited Tax Road & Refunding Bond (GO Revenue)	5.00	2-15-2027	1,300,000	1,650,116
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2022	1,515,000	1,769,687
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2023	1,395,000	1,662,993
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2026	1,000,000	1,223,370
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2030	1,130,000	1,344,067
Crane County TX Water District Unlimited Tax Bond (GO Revenue)	5.00	2-15-2031	1,000,000	1,182,640
Cypress-Fairbanks TX Independent School District Series B-2 (GO Revenue) ±	3.00	2-15-2040	11,010,000	11,493,779
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2023	720,000	827,503
Del Rio TX Refunding Bond (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	6-1-2024	745,000	864,319
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2023	1,990,000	2,473,590
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2024	1,145,000	1,450,589
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2025	1,000,000	1,260,170
Denton County TX Permanent Improvement & Refunding Bond (GO Revenue)	5.00	7-15-2030	1,000,000	1,258,170
El Paso County TX Hospital District (GO Revenue)	5.00	8-15-2028	2,045,000	2,409,399
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2031	2,000,000	2,495,120
El Paso County TX Refunding Bond Series A (GO Revenue)	5.00	2-15-2032	2,120,000	2,634,397
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	4.00	3-1-2026	755,000	893,550
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2020	650,000	745,388
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2021	510,000	600,296
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2022	1,000,000	1,204,430
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2023	620,000	764,547
Flower Mound, Denton & Tarrant Counties TX Refunding Bond (GO Revenue)	5.00	3-1-2024	1,660,000	2,090,621
Fort Bend TX Independent School District Various School Building Series A (GO Revenue) ±	0.66	8-1-2040	1,220,000	1,220,098
Galveston TX Wharves & Terminal (Airport Revenue)	5.00	2-1-2026	2,000,000	2,243,360
Georgetown TX Independent School District (GO Revenue) ±	2.00	8-1-2034	1,630,000	1,662,030
Harris County TX Flood Control District Series A (GO Revenue)	5.00	10-1-2025	1,500,000	1,914,420
Harris County TX Road Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	4,215,000	5,490,290
Harris County TX Road Refunding Bond Series A (GO Revenue)	5.00	10-1-2025	8,445,000	10,763,068
Harris County TX Toll Road Project Series C (GO Revenue, AGM Insured)	5.25	8-15-2027	4,000,000	5,357,080
Hays County TX Refunding Bond (GO Revenue)	5.00	2-15-2023	1,750,000	2,147,110
Houston TX Airport Senior Lien Series A (Airport Revenue)	5.00	7-1-2025	1,000,000	1,082,660
Houston TX Higher Education Finance Corporation Series A (Education Revenue)	4.00	2-15-2022	740,000	789,476
Houston TX Independent School District Limited Tax (GO Revenue)	4.25	2-15-2021	5,000,000	5,113,600
Houston TX Utilities Systems Series A (Water & Sewer Revenue)	5.25	11-15-2031	3,000,000	3,528,060
Lower Colorado River TX Authority (Utilities Revenue)	5.50	5-15-2031	2,500,000	3,097,425
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	2,500,000	2,507,150
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2027	1,880,000	2,263,539
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2029	2,390,000	2,816,735

24	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25%	1-1-2030	$1,500,000	$1,789,830
Midtown TX RDA (Tax Revenue, Build America Mutual Assurance Company Insured)	5.25	1-1-2031	1,000,000	1,189,200
North Harris County TX Regional Water Authority Senior Lien (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	5.00	12-15-2029	1,215,000	1,496,916
North Texas Health Facilities Development Corporation United Regional Health Care System (Health Revenue, AGM Insured)	5.00	9-1-2016	1,135,000	1,143,251
North Texas Higher Education Authority Incoming Student Loan Series A-2 (Education Revenue) ±	1.53	7-1-2030	7,185,000	7,185,790
Northside TX Independent School District Refunding Bond (GO Revenue) ±	1.20	8-1-2040	605,000	607,644
Northwest TX Independent School District Refunding Bond (GO Revenue)	5.00	2-15-2030	4,000,000	5,014,640
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2026	1,000,000	1,289,730
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project (Water & Sewer Revenue)	5.00	7-15-2027	1,250,000	1,598,913
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	0.54	12-1-2039	15,000,000	15,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series C (Resource Recovery Revenue) ø	0.54	12-1-2039	14,600,000	14,600,000
San Antonio TX Junior Lien Series B (Utilities Revenue) ±	1.75	12-1-2027	5,000,000	5,079,150
Texas Independent School District Refunding Bond (GO Revenue)	5.00	8-15-2025	2,260,000	2,941,752
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.88	9-15-2017	3,505,000	3,492,277
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 (Utilities Revenue)	5.00	12-15-2021	3,945,000	4,638,847
Texas Municipal Gas Acquisition & Supply Corporation Series B (Utilities Revenue)	5.00	12-15-2022	5,000,000	5,995,000
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2032	2,000,000	2,457,200
Texas Private Activity Surface Transportation Corporation Project (Transportation Revenue)	7.50	6-30-2033	2,000,000	2,457,200
Texas Private Activity Surface Transportation Corporation Project Senior Lien Note (Transportation Revenue)	7.50	12-31-2031	3,745,000	4,510,104
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.25	8-1-2016	5,660,000	5,681,451
Texas SA Energy Acquisition Public Facility Corporation Gas Supply (Utilities Revenue)	5.50	8-1-2019	1,465,000	1,653,370
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.65	4-1-2026	10,000,000	10,000,000
Texas Woman’s University Financing System (Education Revenue)	4.00	7-1-2020	1,000,000	1,116,590
University of Houston Texas (Education Revenue)	5.00	2-15-2024	2,700,000	2,988,117
University of Houston Texas Series B (Education Revenue)	5.25	7-1-2026	4,225,000	5,647,642
University of Texas Board of Regents Series D (Education Revenue) %%	5.00	8-15-2026	2,000,000	2,661,260
Waco TX Health Facilities Development Corporation Hillcrest System Project Series A (Health Revenue, National/FHA Insured)	5.00	8-1-2016	920,000	923,560
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2025	1,000,000	1,261,950
Weatherford TX Utility System Refunding & Improvement Bond (Utilities Revenue, AGM Insured)	5.00	9-1-2026	375,000	469,999

				259,434,551

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Utah: 0.17%
Canyons UT Board of Education Utah School Bond Guaranty Program (GO Revenue, AGM Insured)	5.00%	6-15-2022	$1,860,000	$2,272,883
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2020	250,000	274,815
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2021	400,000	446,480
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2022	400,000	451,576
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2023	400,000	456,680
Utah Charter School Finance Authority Refunding Bond (Education Revenue, CSCE Insured)	4.00	4-15-2024	450,000	519,989

				4,422,423

Virgin Islands: 0.29%
Virgin Islands PFA (Miscellaneous Revenue)	6.75	10-1-2019	2,480,000	2,694,396
Virgin Islands PFA Sub Lien Series C (Miscellaneous Revenue)	5.00	10-1-2017	5,000,000	5,195,300

				7,889,696

Virginia: 1.63%
Greater Richmond VA Convention Center (Tax Revenue)	5.00	6-15-2025	1,000,000	1,278,270
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	1,772,000	247,584
Marquis VA CDA Convertible CAB (Tax Revenue) 144A¤	0.00	9-1-2045	386,000	254,911
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,274,000	1,038,501
Virginia College Building Authority Educational Facilities Series A (Education Revenue) %%	3.00	9-1-2025	13,630,000	15,303,219
Virginia Public School Authority Special Obligation Financing & Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2026	10,000,000	13,332,800
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	4.00	11-1-2025	2,370,000	2,893,178
Virginia Resources Authority Pooled Financing Program Series A (Miscellaneous Revenue)	5.00	11-1-2027	1,320,000	1,742,506
Virginia Small Business Financing Authority (Education Revenue)	5.25	10-1-2029	3,000,000	3,722,790
Virginia Transportation Board Capital Projects Bond (Miscellaneous Revenue)	5.00	5-15-2026	2,505,000	3,312,437
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	582,000	583,310

				43,709,506

Washington: 2.85%
Energy Northwest Washington Wind Project (Utilities Revenue)	5.00	7-1-2022	1,185,000	1,418,872
Kent WA Limited Tax Refunding Bond (GO Revenue)	5.00	12-1-2031	1,000,000	1,265,610
Kent WA Limited Tax Refunding Bond (GO Revenue)	5.00	12-1-2032	2,000,000	2,520,980
King County WA Federal Way School District #210 (GO Revenue, AGM Insured)	4.00	12-1-2023	4,085,000	4,830,145
Lewis County WA Public Utility District Refunding (Utilities Revenue)	5.25	4-1-2032	6,115,000	7,628,034
Seattle WA Refunding Bond Series A (GO Revenue)	5.00	6-1-2024	6,345,000	8,092,032
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue) %%	5.00	12-1-2027	620,000	777,573
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue) %%	5.00	12-1-2028	1,455,000	1,819,739
Tacoma WA Solid Waste Refunding Bond Series B (Resource Recovery Revenue) %%	5.00	12-1-2029	1,525,000	1,900,760

26	Wells Fargo Intermediate Tax/AMT-Free Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)
Tumwater Office Properties Washington Office Buildings (Miscellaneous Revenue)	5.00%	7-1-2026	$2,750,000	$3,418,250
Washington EDFA (Education Revenue)	5.00	6-1-2028	1,000,000	1,240,120
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2023	4,000,000	4,798,480
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2026	2,250,000	2,801,498
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2027	1,050,000	1,288,928
Washington HCFR Fred Hutchinson Cancer Research Center (Health Revenue)	5.00	1-1-2028	1,350,000	1,644,881
Washington Motor Vehicle Fuel Tax Refunding Bond Series D (Miscellaneous Revenue)	5.00	7-1-2031	5,830,000	7,263,539
Washington TES Properties (Miscellaneous Revenue)	5.50	12-1-2029	1,400,000	1,592,906
Washington Various Purpose Refunding Bond Series A (Miscellaneous Revenue) %%	5.00	8-1-2027	4,000,000	5,200,120
Washington Various Purpose Refunding Bond Series B (GO Revenue)	5.00	7-1-2025	8,000,000	10,338,160
Washington Various Purpose Refunding Bond Series B (GO Revenue)	5.00	7-1-2028	3,130,000	4,013,849
Washington Various Purpose Refunding Bond Series B (GO Revenue)	5.00	7-1-2030	2,000,000	2,544,700

				76,399,176

West Virginia: 0.28%
West Virginia School Building Authority (Miscellaneous Revenue)	5.25	7-1-2020	1,100,000	1,200,980
West Virginia School Building Authority Series A (Miscellaneous Revenue)	5.00	7-1-2026	1,520,000	1,941,496
West Virginia School Building Authority Series A (Miscellaneous Revenue)	5.00	7-1-2027	1,595,000	2,028,872
West Virginia School Building Authority Series A (Miscellaneous Revenue)	5.00	7-1-2029	1,755,000	2,213,195

				7,384,543

Wisconsin: 0.68%
Wisconsin HEFA Bellin Memorial Hospital Obligated Group (Health Revenue, Ambac Insured)	5.50	2-15-2019	600,000	627,162
Wisconsin HEFA Mercy Alliance Incorporated Project Series A (Health Revenue)	5.00	6-1-2019	1,050,000	1,100,148
Wisconsin HEFA Series A (Health Revenue)	5.00	7-15-2021	3,500,000	4,127,515
Wisconsin HEFA Series A (Health Revenue)	5.00	11-15-2023	3,500,000	4,352,215
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.74	6-1-2019	1,000,000	968,750
Wisconsin PFA Central District Development Project (Education Revenue)	5.00	3-1-2036	4,500,000	5,392,440
Wisconsin PFA Charter School Voyager Foundation Incorporate Project Series A (Education Revenue)	6.00	10-1-2032	1,475,000	1,631,512

				18,199,742

Total Municipal Obligations (Cost $2,552,799,827)				2,704,777,725

	Yield		Shares

Short-Term Investments: 0.76%

Investment Companies: 0.74%
Wells Fargo National Tax-Free Money Market Fund Premier Class ##(l)(u)	0.27		19,871,388	19,871,388

			Principal

U.S. Treasury Securities: 0.02%
U.S. Treasury Bill (z)#	0.22	9-15-2016	$500,000	499,772

Total Short-Term Investments (Cost $20,371,151)				20,371,160

Total investments in securities (Cost $2,573,170,978) *	101.82%	2,725,148,885
Other assets and liabilities, net	(1.82)	(48,712,056)

Total net assets	100.00%	$2,676,436,829

Portfolio of investments—June 30, 2016	Wells Fargo Intermediate Tax/AMT-Free Fund	27

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

##	All or a portion of this security is segregated for when-issued securities.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,573,233,309 and unrealized gains (losses) consists of:

Gross unrealized gains	$156,105,295
Gross unrealized losses	(4,189,719)

Net unrealized gains	$151,915,576

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 0.50%

Consumer Discretionary: 0.50%

Diversified Consumer Services: 0.50%
Toll Road Investors Partnership II 144A ¤	0.00%	2-15-2028	$30,780,000	$14,660,083

Total Corporate Bonds and Notes (Cost $15,367,850)				14,660,083

Municipal Obligations: 98.14%

Alabama: 1.07%
Alabama State University General Tuition and Fee Revenue Bonds (Education Revenue, Syncora Guarantee Incorporated Insured)	5.25	8-1-2032	10,520,000	10,522,735
Birmingham AL CAB Series A1 (GO Revenue) ±	0.00	3-1-2045	3,000,000	3,170,700
Jefferson County AL CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,076,300
Jefferson County AL Limited Obligation School District Series A (Tax Revenue, AGM Insured)	5.25	1-1-2018	775,000	779,526
Jefferson County AL Limited Obligation School District Series A (Tax Revenue)	5.25	1-1-2020	3,000,000	3,017,520
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	5,495,000	5,879,925
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2025	710,000	523,057
Jefferson County AL Sewer Revenue Warrants CAB Series B (Water & Sewer Revenue, AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,317,239
Jefferson County AL Warrants Series C (GO Revenue)	4.90	4-1-2021	3,170,000	3,383,436

				31,670,438

Alaska: 0.45%
Alaska International Airports System Series B (Airport Revenue) %%	5.00	10-1-2033	3,080,000	3,797,147
Alaska International Airports System Series B (Airport Revenue) %%	5.00	10-1-2034	3,225,000	3,969,846
Valdez AK Marine Terminal (Transportation Revenue) ø	0.58	5-1-2031	5,500,000	5,500,000

				13,266,993

Arizona: 0.80%
Phoenix AZ IDA Legacy Traditional Schools Project Series A (Education Revenue) 144A	6.50	7-1-2034	2,000,000	2,387,900
Pima County AZ IDA Acclaim Charter School Project (Education Revenue)	5.60	12-1-2016	125,000	125,566
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	7.75	7-1-2035	7,510,000	7,528,400
Pima County AZ IDA New Plan Learning Project Series A (Education Revenue)	8.13	7-1-2041	6,495,000	6,514,680
Pima County AZ IDA Noah Webster Schools-PIMA Project (Education Revenue)	7.00	12-15-2043	3,225,000	3,750,901
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.25	12-1-2020	1,000,000	1,127,760
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.38	12-1-2021	1,000,000	1,147,310
Tempe AZ IDA Friendship Village Project Series A (Health Revenue)	5.50	12-1-2022	1,000,000	1,142,970

				23,725,487

California: 10.30%
Alameda County CA Certificate of Participation (Miscellaneous Revenue, National Insured) ¤	0.00	6-15-2019	1,400,000	1,327,466
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,436,218
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	3,795,000	2,412,747

2	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00%	8-1-2034	$5,000,000	$2,900,300
Alhambra CA Unified School District CAB Election of 2008 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2035	6,700,000	3,729,086
Alhambra CA Unified School District CAB Series B (GO Revenue, AGC Insured) ¤	0.00	8-1-2031	7,500,000	4,923,075
Anaheim CA PFA Convention Center Expansion Project Series A (Miscellaneous Revenue)	5.00	5-1-2046	8,500,000	10,292,735
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,305,000	689,301
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2038	1,900,000	982,167
Bass Lake CA Unified Elementary School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2039	2,005,000	1,003,663
Bay Area CA Toll Authority Toll Bridge Revenue Series A (Transportation Revenue) ±	1.66	4-1-2036	28,000,000	27,660,920
Bay Area CA Toll Authority Toll Bridge Revenue Series G-1 (Transportation Revenue, U.S. Bank NA LOC) ø	0.39	4-1-2047	10,300,000	10,300,000
California HFFA Children’s Hospital of Orange County Series C (Health Revenue, U.S. Bank NA LOC) ø	0.39	11-1-2038	14,900,000	14,900,000
California HFFA Unrefunded Bond Providence Health Services Series C (Health Revenue) (h)	6.50	10-1-2038	10,050,000	11,373,484
California Municipal Finance Authority Charter School Revenue Albert Einstein Academies Project Series A (Miscellaneous Revenue)	7.13	8-1-2043	2,230,000	2,584,637
California Public Works Board Department of General Services Buildings 8 & 9A (Miscellaneous Revenue)	6.25	4-1-2034	4,000,000	4,642,960
California Public Works Board Judicial Council Project Series A (Miscellaneous Revenue)	5.00	3-1-2031	3,260,000	3,935,537
California Series B-3 (GO Revenue, Bank of America NA LOC) ø	0.39	5-1-2033	10,000,000	10,000,000
California Statewide CDA (Health Revenue) ø	0.40	4-1-2038	11,650,000	11,650,000
California Statewide CDA School Facility Aspire Public Schools (Education Revenue)	5.00	7-1-2020	525,000	554,715
California Statewide CDA Sutter Health Series A (Health Revenue)	6.00	8-15-2042	4,900,000	5,956,293
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2027	1,000,000	774,790
Cerritos CA Community College District CAB Election of 2004 Series D (GO Revenue) ¤	0.00	8-1-2028	1,040,000	775,081
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2031	1,000,000	656,410
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2032	1,000,000	634,310
Colton CA Unified School District CAB Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2033	1,000,000	611,440
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2032	2,515,000	1,412,223
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2033	2,000,000	1,067,220
Compton CA Community College District CAB Election of 2002 Series C (GO Revenue) ¤	0.00	8-1-2036	510,000	242,286
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2028	1,165,000	837,903
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2029	1,500,000	1,034,505
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,318,500
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,263,880
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,009,313

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00%	6-1-2033	$1,230,000	$722,441
El Monte CA Union High School District CAB Election of 2008 (GO Revenue, AGM Insured) ¤	0.00	6-1-2034	1,615,000	915,963
Gilroy CA Unified School District Prerefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	6,470,000	4,803,587
Gilroy CA Unified School District Unrefunded CAB Election of 2008 Series A (GO Revenue, AGC Insured) ¤	0.00	8-1-2032	3,330,000	2,097,167
Golden State Tobacco Securitization Corporation California Tobacco Settlement Series A (Miscellaneous Revenue)	5.00	6-1-2030	970,000	1,176,707
M-S-R California Energy Authority Gas Series B (Utilities Revenue)	6.13	11-1-2029	15,925,000	21,528,689
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2024	1,130,000	941,098
Montebello CA Unified School District CAB Election of 1998 (GO Revenue, National Insured) ¤	0.00	8-1-2027	2,775,000	2,086,439
Morongo Band of Mission Indians California Enterprise Casino Series B (Miscellaneous Revenue) 144A	6.50	3-1-2028	2,000,000	2,165,740
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.14	7-1-2027	27,660,000	25,234,495
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,097,295
Ontario Montclair CA School District CAB (GO Revenue, AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,369,180
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2027	2,095,000	1,568,736
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2028	4,450,000	3,218,819
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2029	4,520,000	3,156,226
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2030	6,725,000	4,380,934
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2031	2,185,000	1,373,491
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2032	2,000,000	1,232,620
Pasadena CA PFA CAB Rose Bowl Series A (Miscellaneous Revenue) ¤	0.00	3-1-2033	4,295,000	2,525,932
Richmond CA Joint Powers Financing Authority Civic Center Project Series A (Miscellaneous Revenue, AGC Insured)	5.88	8-1-2037	25,000	28,298
Richmond CA Joint Powers Financing Authority Point Potrero Series A (Miscellaneous Revenue)	6.25	7-1-2024	5,420,000	6,212,783
San Bernardino CA Unified School District Election of 2012 Series A (GO Revenue, AGM Insured)	5.00	8-1-2031	1,100,000	1,320,220
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2026	1,100,000	1,353,187
San Bernardino CA Unified School District Series A (GO Revenue, AGM Insured)	5.00	8-1-2028	1,250,000	1,523,025
San Buenaventura CA Community Mental Health System (Health Revenue)	6.00	12-1-2019	1,040,000	1,175,210
San Buenaventura CA Community Mental Health System (Health Revenue)	6.25	12-1-2020	2,000,000	2,345,280
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2033	1,000,000	1,247,440
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2034	1,080,000	1,342,073
San Diego CA PFFA Capital Improvement Project Series A (Miscellaneous Revenue)	5.00	10-15-2035	1,000,000	1,237,900
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2031	2,000,000	1,321,740
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2032	1,500,000	953,715
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2033	1,000,000	612,910
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2034	2,000,000	1,172,160
San Diego CA Unified School District CAB Series C (GO Revenue) ¤	0.00	7-1-2035	1,500,000	855,015
Sylvan CA Unified School District CAB (GO Revenue, AGM Insured) ¤	0.00	8-1-2037	1,085,000	573,097
Tender Option Bond Trust Receipts for Los Angeles CA Series ZF0183 (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.56	12-1-2022	8,925,000	8,925,000
Tender Option Bond Trust Receipts for Palomar CA Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144Aø	0.69	8-1-2037	31,250,000	31,250,000

4	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Tender Option Bond Trust Receipts for San Jose CA Series B (Airport Revenue, Ambac/AGM Insured, JPMorgan Chase & Company LIQ) 144Aø	0.61%	9-1-2030	$8,900,000	$8,900,000
West Contra Costa CA Unified School District CAB Series C (GO Revenue, AGM Insured) ¤	0.00	8-1-2029	3,000,000	2,142,960
West Contra Costa CA Unified School District Election of 2005 Series C-1 (GO Revenue, AGC Insured) ¤	0.00	8-1-2029	1,690,000	1,208,756
Wiseburn CA School District CAB Election of 2010 Series B (GO Revenue, AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,456,749

				303,646,242

Colorado: 1.78%
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2020	9,385,000	8,762,211
Colorado E-470 Public Highway Authority CAB Series B (Transportation Revenue, National Insured) ¤	0.00	9-1-2022	4,600,000	4,108,490
Colorado ECFA Charter School American Academy Project (Education Revenue)	7.13	12-1-2033	2,200,000	2,572,108
Colorado ECFA Charter School Banning Lewis Ranch Academy Project (Education Revenue) 144A	6.13	12-15-2035	3,940,000	3,957,848
Colorado ECFA Charter School Community Leadership (Education Revenue)	5.75	7-1-2019	555,000	575,790
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	5.50	10-1-2017	115,000	118,660
Colorado ECFA Charter School Monument Academy Project Series A (Education Revenue)	7.25	10-1-2039	500,000	572,880
Colorado ECFA Community Leadership Academy Incorporated Second Campus Project (Education Revenue)	7.00	8-1-2033	1,330,000	1,589,430
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	7.50	9-1-2033	5,015,000	5,265,951
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.00	9-1-2043	5,930,000	6,358,917
Colorado ECFA Rocky Mountain Classical Academy Project Series A (Education Revenue)	8.13	9-1-2048	3,795,000	4,084,938
Colorado ECFA Twin Peaks Charter Academy (Miscellaneous Revenue)	6.50	3-15-2043	1,290,000	1,450,166
Colorado Health Facilities Authority Catholic Health Initiatives Series D1 (Health Revenue)	6.25	10-1-2033	4,000,000	4,486,160
Colorado High Performance Transportation Enterprise U.S. 36 and I-25 Managed Lanes (Transportation Revenue)	5.75	1-1-2044	2,160,000	2,371,961
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.25	12-15-2020	335,000	359,274
Colorado PFA Charter School Highline Academy Project (Education Revenue)	6.75	12-15-2025	455,000	494,112
Colorado PFA Charter School Highline Academy Project (Education Revenue)	7.38	12-15-2040	4,010,000	4,437,667
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series A (Airport Revenue)	5.15	5-1-2017	35,000	35,084
Eagle County CO Airport Terminal Corporation Airport Terminal Improvement Project Series B (Airport Revenue)	5.25	5-1-2020	750,000	751,823

				52,353,470

Connecticut: 0.44%
Connecticut HEFA Eastern Connecticut Health Network Series A (Health Revenue, AGC Insured)	6.38	7-1-2016	250,000	250,043
Connecticut HFA Special Needs Housing Series 2 (Health Revenue, Ambac Insured)	5.25	6-15-2022	1,315,000	1,320,168
Connecticut Series A (Miscellaneous Revenue) ±	1.51	4-15-2019	4,050,000	4,074,057
Connecticut Series A (Miscellaneous Revenue) ±	1.66	4-15-2020	5,900,000	5,960,357
Hamden CT BAN (GO Revenue)	5.00	8-15-2026	1,235,000	1,448,062

				13,052,687

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Delaware: 0.86%
Delaware EDA Delmarva Power and Light Company Series A (Utilities Revenue) ø	0.50%	7-1-2024	$10,000,000	$10,000,000
Delaware EDA Odyssey Charter School Incorporated Project Series A (Education Revenue) 144A	7.00	9-1-2045	7,500,000	7,784,850
Kent County DE Charter School Incorporated Project (Education Revenue)	7.38	5-1-2037	2,110,000	2,475,853
New Castle County DE Series ZF2088 (GO Revenue, Morgan Stanley Bank LIQ) 144Aø	0.45	10-1-2045	5,000,000	5,000,000

				25,260,703

District of Columbia: 0.59%
District of Columbia Cesar Chavez Public Charter School (Education Revenue)	6.50	11-15-2021	4,125,000	4,592,651
District of Columbia Population Services International (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.48	11-1-2042	10,500,000	10,500,000
District of Columbia Water & Sewer Authority Public Utilities Series A (Water & Sewer Revenue)	6.00	10-1-2035	2,000,000	2,237,680

				17,330,331

Florida: 3.31%
Championsgate FL Community Development District Capital Improvement Series A (Miscellaneous Revenue)	6.25	5-1-2020	1,060,000	1,060,159
CityPlace Florida Community Development District (Miscellaneous Revenue)	5.00	5-1-2022	1,000,000	1,143,520
Collier County FL School Board Refunding Certificate of Participation (Miscellaneous Revenue, AGM Insured)	5.25	2-15-2021	1,000,000	1,183,900
Crossings At Fleming Island Florida Community Development District Refunding Bond Senior Lien Series A-1 (Miscellaneous Revenue)	4.00	5-1-2024	1,025,000	1,070,551
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.25	5-1-2018	1,260,000	1,274,981
Crossings At Fleming Island Florida Community Development District Refunding Senior Lien Series A-1 (Miscellaneous Revenue)	2.63	5-1-2019	1,295,000	1,316,109
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2031	1,155,000	1,391,475
Daytona Beach FL Refunding & Improvement Project (Water & Sewer Revenue, AGM Insured)	5.00	11-1-2032	1,465,000	1,760,051
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A (Education Revenue)	8.50	6-15-2044	13,290,000	15,771,642
Florida Housing Finance Corporation Journet Place Apartments Series 1 (Housing Revenue)	7.60	12-15-2047	810,000	1,050,465
Florida Housing Finance Corporation Villa Capri Phase III (Housing Revenue)	7.60	12-15-2042	2,720,000	3,087,880
Heritage Harbor Florida Community Development District (Miscellaneous Revenue)	7.75	5-1-2023	380,000	379,962
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project (Health Revenue)	6.00	11-1-2038	2,500,000	2,506,775
Indigo FL Community Development District Series C (Miscellaneous Revenue) (i)(s)	1.40	5-1-2030	2,536,248	1,283,113
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2025	530,000	624,308
Lakeland FL Educational Facilities Authority Florida Southern College Project Series A (Education Revenue)	5.00	9-1-2028	1,195,000	1,394,505
Lakeside Plantation FL Community Development District Series A (Miscellaneous Revenue)	6.95	5-1-2031	1,186,000	1,187,352
Marshall Creek Florida Community Development District (Miscellaneous Revenue)	6.32	5-1-2045	135,000	137,959
Marshall Creek Florida Community Development District (Miscellaneous Revenue)	6.63	5-1-2032	2,110,000	2,067,695

6	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Miami-Dade County FL School Board Certificate of Participation Series 4 (Miscellaneous Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) 144Aø	0.78%	9-25-2024	$15,000,000	$15,000,000
Miami-Dade County FL Seaport Revenue Bond Series B (Airport Revenue)	6.00	10-1-2033	500,000	634,385
Midtown Miami FL Community Development District Parking Garage Project Series A (Miscellaneous Revenue)	5.00	5-1-2029	2,500,000	2,730,900
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2033	1,525,000	1,872,715
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2035	1,680,000	2,051,616
Orlando FL Capital Improvement Special Revenue Series B (Miscellaneous Revenue)	5.00	10-1-2036	1,765,000	2,146,452
Palm Beach County FL Public Improvement Series 2 (Miscellaneous Revenue)	5.38	11-1-2028	2,000,000	2,219,200
Saint Petersburg FL Health Facilities Authority All Children’s Project Series A (Health Revenue)	6.50	11-15-2039	5,500,000	6,530,150
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	6.20	11-15-2026	1,940,000	2,156,504
Seminole County FL IDA Choices in Learning Series A (Education Revenue)	7.38	11-15-2041	3,525,000	4,072,115
South Miami FL Health Facilities Baptist Health (Health Revenue)	5.00	8-15-2023	2,810,000	2,944,515
St. Johns County FL IDA Refunding Glenmoor Project Series A (Health Revenue) ±(s)	5.38	1-1-2049	750,000	509,993
St. Johns County FL IDA Refunding Subordinated Glenmoor Project Series B (Health Revenue) (s)(t)	2.50	1-1-2049	277,527	3
Tender Option Bond Trust Receipts for Seminole County FL Series ZF0444 (Tax Revenue, National Insured, JPMorgan Chase & Company LIQ) 144Aø	0.49	4-1-2027	5,250,000	5,250,000
Trout Creek Florida Community Development District (Miscellaneous Revenue)	4.88	5-1-2025	2,545,000	2,638,223
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2020	2,020,000	2,187,539
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2021	2,140,000	2,353,401
Viera East FL Community Development District Water Management Project (Water & Sewer Revenue, National Insured)	5.75	5-1-2022	2,265,000	2,511,613

				97,501,726

Georgia: 0.76%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A (Education Revenue)	6.38	7-1-2025	1,920,000	1,918,042
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2016	2,175,000	2,175,305
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2017	2,220,000	2,220,311
Georgia Municipal Association Certificate of Participation City Court Atlanta Project (Miscellaneous Revenue, Ambac Insured)	5.50	12-1-2018	2,500,000	2,500,350
Georgia Municipal Electric Authority Power Series EE (Utilities Revenue, Ambac Insured)	7.25	1-1-2024	400,000	558,152
Georgia Private Colleges & Universities Authority Series A (Education Revenue)	5.25	10-1-2027	2,000,000	2,345,120
Georgia Road & Tollway Authority Toll Revenue CAB I-75 South Expressway Lanes Project Series A (Transportation Revenue) 144A¤	0.00	6-1-2034	3,750,000	1,288,725
Georgia Road & Tollway Authority Toll Revenue Convertible CAB I-75 South Expressway Lanes Project Series B (Transportation Revenue) 144A±	0.00	6-1-2049	5,600,000	3,444,000
Tender Option Bond Trust Receipts Series ZF0210 (Health Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.56	2-2-2023	5,900,000	5,900,000

				22,350,005

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Guam: 0.14%
Guam Government Limited Obligation Section 30 Series A (Miscellaneous Revenue)	5.38%	12-1-2024	$3,195,000	$3,639,009
Guam Government Waterworks Authority Water & Wastewater System Project (Water & Sewer Revenue)	5.00	7-1-2019	450,000	498,879
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (Housing Revenue, FHLMC Insured)	5.75	9-1-2031	60,000	65,426

				4,203,314

Hawaii: 0.11%
Hawaii Series DZ (GO Revenue)	5.00	12-1-2031	2,700,000	3,203,091

Idaho: 0.63%
Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	6-1-2040	6,300,000	7,101,423
Idaho Health Facilities Authority Trinity Health Credit Group Series B (Health Revenue)	6.25	12-1-2033	3,000,000	3,396,780
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	5.75	12-1-2032	500,000	562,940
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A (Education Revenue)	6.50	12-1-2038	1,405,000	1,498,545
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	5.85	5-1-2033	730,000	782,246
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A (Education Revenue)	6.25	5-1-2043	1,365,000	1,496,559
Idaho Housing & Finance Association Liberty Charter School Series A (Education Revenue)	6.00	6-1-2038	500,000	521,765
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series A (Education Revenue)	6.75	7-1-2048	1,322,876	1,363,263
Idaho Housing & Finance Association Nonprofit Facilities Revenue CAB North Star Charter School Series B (Education Revenue) 144A¤	0.00	7-1-2049	1,276,564	135,635
Idaho Housing & Finance Association Series A (Education Revenue)	6.13	7-1-2038	1,500,000	1,573,155

				18,432,311

Illinois: 19.21%
Chicago IL (Tax Revenue)	5.00	1-1-2028	4,430,000	5,054,896
Chicago IL (Tax Revenue)	5.00	1-1-2029	1,500,000	1,678,275
Chicago IL Board of Education CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2025	9,935,000	7,347,429
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2023	9,455,000	7,317,886
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2029	7,885,000	4,562,340
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2020	1,000,000	874,020
Chicago IL Board of Education CAB School Reform Series A (GO Revenue, National Insured) ¤	0.00	12-1-2031	2,705,000	1,405,302
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2023	1,430,000	1,106,777
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2026	4,000,000	2,698,720
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2028	24,270,000	14,819,505

8	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00%	12-1-2030	$4,550,000	$2,492,581
Chicago IL Board of Education CAB School Reform Series B-1 (GO Revenue, National Insured) ¤	0.00	12-1-2031	10,000,000	5,183,300
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2027	4,040,000	2,592,064
Chicago IL Board of Education Series C (GO Revenue, AGM Insured)	5.25	12-1-2023	1,500,000	1,589,700
Chicago IL Board of Education Series D (GO Revenue, AGM Insured)	5.00	12-1-2025	1,430,000	1,477,090
Chicago IL CAB City Colleges (GO Revenue, National Insured) ¤	0.00	1-1-2030	5,745,000	3,387,769
Chicago IL CAB Project & Refunding Series A (GO Revenue, National Insured) ±	5.56	1-1-2021	3,520,000	3,568,928
Chicago IL CAB Project & Refunding Series C (GO Revenue, AGM Insured) ¤	0.00	1-1-2026	7,360,000	5,233,770
Chicago IL CAB Series C (GO Revenue) ¤	0.00	1-1-2031	4,945,000	2,167,146
Chicago IL Motor Fuel Tax Revenue Refunding (Tax Revenue)	5.00	1-1-2025	2,595,000	2,844,509
Chicago IL Motor Fuel Tax Revenue Refunding (Tax Revenue)	5.00	1-1-2026	3,000,000	3,269,880
Chicago IL Motor Fuel Tax Revenue Refunding (Tax Revenue)	5.00	1-1-2028	1,000,000	1,076,350
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.50	1-1-2034	1,500,000	1,537,860
Chicago IL O’Hare International Airport (Airport Revenue, AGM Insured)	5.50	1-1-2043	4,530,000	5,379,828
Chicago IL O’Hare International Airport (Airport Revenue)	5.75	1-1-2038	7,500,000	9,049,500
Chicago IL O’Hare International Airport AMT Passenger Facility Charge Series B (Airport Revenue)	5.00	1-1-2026	5,000,000	5,800,550
Chicago IL O’Hare International Airport AMT Senior Lien Series A (Airport Revenue)	5.00	1-1-2025	2,000,000	2,322,500
Chicago IL O’Hare International Airport AMT Senior Lien Series C (Airport Revenue)	5.50	1-1-2044	4,000,000	4,739,800
Chicago IL O’Hare International Airport Customer Facility Charge Senior Lien Series D (Airport Revenue)	5.75	1-1-2043	4,500,000	5,420,655
Chicago IL O’Hare International Airport Third Lien Series A (Airport Revenue)	5.75	1-1-2039	2,760,000	3,243,883
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2025	2,960,000	3,464,650
Chicago IL Public Building Commission Transit Authority (Transportation Revenue, Ambac Insured)	5.25	3-1-2027	3,400,000	4,038,724
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2028	9,550,000	10,366,048
Chicago IL Series A (GO Revenue, National Insured)	5.00	1-1-2029	4,000,000	4,056,280
Chicago IL Series A (Tax Revenue)	5.25	1-1-2038	6,000,000	6,540,240
Chicago IL Series A (GO Revenue)	5.50	1-1-2033	12,730,000	13,060,089
Chicago IL Series A (GO Revenue)	5.50	1-1-2034	7,175,000	7,356,097
Chicago IL Series A (GO Revenue)	5.50	1-1-2035	920,000	941,942
Chicago IL Series B (GO Revenue)	5.50	1-1-2032	1,285,000	1,319,207
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds (Tax Revenue, AGM Insured)	5.00	12-1-2044	4,000,000	4,728,280
Chicago IL Waste Water Transmission Second Lien Series B (Water & Sewer Revenue, National Insured)	5.00	1-1-2030	2,500,000	2,539,225
Chicago IL Wastewater Second Lien Transmission (Water & Sewer Revenue)	5.00	1-1-2027	4,000,000	4,513,320
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2029	4,600,000	5,289,218
Chicago IL Water Revenue Second Lien (Water & Sewer Revenue)	5.00	11-1-2030	5,000,000	5,737,600
Cook County IL Series A (GO Revenue)	5.25	11-15-2022	3,000,000	3,399,540
Cook County IL Series C (GO Revenue, AGM Insured)	5.00	11-15-2024	4,240,000	4,964,489
Cook County IL Series C (GO Revenue)	5.00	11-15-2025	2,140,000	2,472,171
Cook County IL Series C (GO Revenue)	5.00	11-15-2027	325,000	373,812
Cook County IL Series G (GO Revenue)	5.00	11-15-2028	27,000,000	29,765,610
DeKalb-Kane-Lasalle Counties IL Kishwaukee Community College District #523 Series B (GO Revenue) ¤	0.00	2-1-2019	725,000	697,900

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois (GO Revenue)	5.00%	1-1-2023	$1,245,000	$1,250,578
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2024	1,830,000	1,844,768
Illinois (Miscellaneous Revenue)	5.00	8-1-2024	2,610,000	2,887,756
Illinois (Miscellaneous Revenue)	5.00	8-1-2025	5,685,000	6,262,937
Illinois (GO Revenue, AGM Insured)	5.00	4-1-2026	3,000,000	3,511,140
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2027	7,585,000	7,646,211
Illinois (GO Revenue, Ambac Insured)	5.00	4-1-2028	6,705,000	6,759,109
Illinois (Miscellaneous Revenue)	5.25	7-1-2030	2,500,000	2,804,250
Illinois (Miscellaneous Revenue)	5.50	7-1-2025	6,000,000	6,941,100
Illinois (Miscellaneous Revenue)	5.50	7-1-2026	4,450,000	5,135,834
Illinois (GO Revenue)	5.50	1-1-2030	2,900,000	3,526,864
Illinois (Miscellaneous Revenue)	5.50	7-1-2038	4,000,000	4,493,040
Illinois Finance Authority Advocate Healthcare Network Series D (Health Revenue)	6.50	11-1-2038	5,415,000	6,147,704
Illinois Finance Authority Carle Foundation Obligated Group Series C (Health Revenue, Northern Trust Company LOC) ø	0.42	2-15-2033	10,000,000	10,000,000
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2018	1,325,000	1,416,147
Illinois Finance Authority Centegra Health System Project (Health Revenue)	5.00	9-1-2020	1,465,000	1,649,942
Illinois Finance Authority Charter School Refunding Bond Series A (Education Revenue)	6.88	10-1-2031	1,865,000	2,070,001
Illinois Finance Authority Charter Schools Series A (Education Revenue)	6.25	9-1-2039	7,955,000	9,464,302
Illinois Finance Authority Charter Schools Series A (Education Revenue)	7.13	10-1-2041	3,800,000	4,252,238
Illinois Finance Authority Medical District Commission Project A (Health Revenue, AGC Insured)	4.13	9-1-2018	515,000	517,297
Illinois Finance Authority Northwest Community Hospital Series B (Health Revenue, JPMorgan Chase & Company LOC) ø	0.42	7-1-2032	10,005,000	10,005,000
Illinois Finance Authority Northwestern Memorial Hospital Project Series A (Health Revenue)	6.00	8-15-2039	5,000,000	5,836,300
Illinois Finance Authority OSF Healthcare System Series F (Health Revenue, Barclays Bank plc LOC) ø	0.42	11-15-2037	10,000,000	10,000,000
Illinois Finance Authority Student Housing Illinois State University (Education Revenue)	6.75	4-1-2031	8,000,000	9,208,160
Illinois Finance Authority University of Chicago Series B (Education Revenue)	6.25	7-1-2038	3,115,000	3,462,198
Illinois Finance Authority YMCA of Metropolitan Chicago Project (Miscellaneous Revenue, Harris NA LOC) ø	0.46	6-1-2034	5,000,000	5,000,000
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2030	7,000,000	8,606,080
Illinois Municipal Electric Agency Power Supply System Series A (Utilities Revenue)	5.00	2-1-2031	8,000,000	9,791,200
Illinois Series 1 (GO Revenue, National Insured)	6.00	11-1-2026	3,200,000	3,907,552
Illinois Series 2013 (Miscellaneous Revenue)	5.00	7-1-2022	6,750,000	7,547,513
Illinois Series A (GO Revenue)	5.00	4-1-2021	6,675,000	7,364,661
Illinois Series A (GO Revenue, AGM Insured)	5.00	4-1-2024	3,000,000	3,487,530
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.00	6-15-2028	4,030,000	4,687,172
Illinois Sports Facilities Authority (Tax Revenue, AGM Insured)	5.25	6-15-2032	3,500,000	4,078,025
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2021	7,595,000	6,752,107
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2024	17,510,000	14,214,443
Illinois Sports Facilities Authority State Tax Supported CAB (Tax Revenue, Ambac Insured) ¤	0.00	6-15-2025	1,040,000	814,736
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2025	3,745,000	4,413,370
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00	6-15-2026	4,775,000	5,602,221

10	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois Sports Facilities Authority State Tax Supported Refunding Bonds (Tax Revenue, AGM Insured)	5.00%	6-15-2027	$8,355,000	$9,747,695
Illinois Toll Highway Authority Series B (Transportation Revenue)	5.00	1-1-2039	1,500,000	1,786,740
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	8,225,000	7,477,759
Kane-Cook-DuPage Counties IL School District #46 CAB Series B (GO Revenue, Ambac Insured) ¤	0.00	1-1-2023	15,025,000	12,750,666
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2025	1,710,000	1,366,068
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2026	5,050,000	3,869,260
Kendall-Kane-Will Counties IL CAB School District #308 (GO Revenue, AGM Insured) ¤	0.00	2-1-2027	12,050,000	8,805,658
Lake County IL School District #24 Millburn CAB (GO Revenue, National Insured) ¤	0.00	1-1-2024	2,000,000	1,612,640
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2018	3,800,000	3,666,544
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2019	675,000	632,880
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2020	1,250,000	1,138,425
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2021	1,175,000	1,037,913
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2024	5,385,000	4,313,816
Lake County IL Township High School District #126 Zion-Benton CAB (GO Revenue, National Insured) ¤	0.00	2-1-2020	910,000	852,497
McHenry-Kane Counties IL Community Consolidated School District #158 (GO Revenue)	5.63	1-15-2032	2,500,000	3,006,575
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2019	765,000	745,584
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, National Insured) ¤	0.00	1-1-2021	6,250,000	5,625,938
McHenry-Kane Counties IL Community Consolidated School District #158 CAB (GO Revenue, AGM/FGIC Insured) ¤	0.00	1-1-2023	1,805,000	1,547,607
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series A (Tax Revenue, National Insured) ¤	0.00	12-15-2026	11,435,000	8,308,214
Metropolitan Pier & Exposition Authority Illinois Series 2015-XM0036 (Airport Revenue, Morgan Stanley Bank LIQ) 144Aø	1.00	6-15-2050	12,640,000	12,640,000
Regional Transportation Authority Illinois (Tax Revenue, AGM Insured)	5.75	6-1-2023	400,000	493,684
Sangamon County IL School District #186 Certificate of Participation Hay-Edwards Elementary School Project Series A (Miscellaneous Revenue, ACA Insured)	5.88	8-15-2018	1,815,000	1,784,127
Southwestern Illinois Development Authority Local Government Program Collinsville Limited (Tax Revenue)	5.00	3-1-2025	2,525,000	2,163,622
Springfield IL Senior Lien Notes (Utilities Revenue, National Insured)	5.00	3-1-2024	1,425,000	1,466,496
Tazewell County IL School District #51 (GO Revenue, National Insured)	9.00	12-1-2023	350,000	518,039
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2026	2,355,000	1,826,609
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue, National Insured) ¤	0.00	4-1-2027	2,435,000	1,816,315
University of Illinois Auxiliary Facilities Systems Series A (Education Revenue)	5.75	4-1-2038	14,000,000	15,893,220
Will County IL Community Unified School District #201 U Crete-Monee CAB (GO Revenue, National Insured) ¤	0.00	11-1-2023	1,500,000	1,244,190

				566,365,522

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 1.37%
Indiana Finance Authority AMT-I-69 Development Partners LLC (Miscellaneous Revenue)	5.25%	9-1-2034	$5,000,000	$5,696,800
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2035	9,970,000	11,444,762
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A (Industrial Development Revenue)	5.00	7-1-2040	2,470,000	2,810,020
Indianapolis IN Local Public Improvement Bond Bank Airport Authority Project Series F (Miscellaneous Revenue, Ambac Insured)	5.00	1-1-2023	2,750,000	2,750,330
Rockport IN AEP Generating Company Project (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.43	7-1-2025	16,200,000	16,200,000
Valparaiso IN Pratt Paper LLC Project (Industrial Development Revenue)	5.88	1-1-2024	1,270,000	1,499,654

				40,401,566

Iowa: 0.17%
Altoona IA Annual Appropriation Urban Renewal Series C (GO Revenue) %%	5.00	6-1-2031	1,805,000	2,202,660
Coralville IA Certificate of Participation Series D (Miscellaneous Revenue)	5.25	6-1-2026	2,695,000	2,696,590

				4,899,250

Kansas: 1.20%
Sedgwick & Shawnee Counties KS Mortgage-Backed Securities Series A2 (Housing Revenue, GNMA Insured)	6.70	6-1-2029	70,000	70,610
Wyandotte County & Kansas City KS Sales Tax Special Obligation Vacation Village Project Area 4 - Major Multi-Sport Athletic Complex Project CAB Series 2015 (Tax Revenue) 144A¤	0.00	9-1-2034	97,000,000	35,246,890
Wyandotte County & Kansas City KS Unified Government Special Obligation Second Lien CAB Series B (Tax Revenue) ¤	0.00	6-1-2021	45,000	34,244

				35,351,744

Kentucky: 1.69%
Kentucky EDFA Balance Norton Series B (Health Revenue, National Insured) ¤	0.00	10-1-2028	4,845,000	3,393,438
Kentucky EDFA Catholic Health Initiatives Series B (Health Revenue) ±	1.79	2-1-2046	22,715,000	22,343,610
Kentucky EDFA Norton Healthcare Incorporated Series B (Health Revenue, National Insured) ¤	0.00	10-1-2024	9,260,000	7,479,024
Kentucky EDFA Series 2980 (Health Revenue, Morgan Stanley Bank LIQ) 144Aø	0.73	8-15-2024	10,500,000	10,500,000
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ±	0.00	7-1-2033	1,000,000	882,430
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C (Transportation Revenue) ±	0.00	7-1-2034	1,505,000	1,323,136
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2030	2,000,000	1,144,080
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2031	2,780,000	1,485,632
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project Series B (Transportation Revenue) ¤	0.00	7-1-2032	2,500,000	1,246,650

				49,798,000

Louisiana: 0.78%
Louisiana Local Government Environmental Facilities (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2018	2,085,000	2,165,001
Louisiana Tobacco Settlement Financing Corporation Revenue Bonds Series A (Tobacco Revenue)	5.00	5-15-2025	2,410,000	2,416,242

12	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Louisiana (continued)
New Orleans LA (GO Revenue, FGIC Insured)	5.50%	12-1-2021	$2,050,000	$2,324,003
New Orleans LA Aviation Board AMT Series B (Airport Revenue, AGM Insured)	5.00	1-1-2033	3,000,000	3,583,980
New Orleans LA Aviation Board AMT Series B (Airport Revenue)	5.00	1-1-2034	4,500,000	5,311,620
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	1-1-2040	6,500,000	7,290,270

				23,091,116

Maine: 0.08%
Maine Educational Loan Authority Student Loan Series A-3 Class A (Education Revenue, AGC Insured)	5.88	12-1-2039	2,015,000	2,241,385

Maryland: 0.31%
Howard County MD Certificate of Participation Agricultural Land Preservation #90-23 Series A (Miscellaneous Revenue)	8.00	8-15-2020	296,000	366,587
Prince Georges County MD Charter School Chesapeake Lighthouse Obligated Group Series A (Education Revenue) 144A	6.90	8-1-2041	8,480,000	8,888,906

				9,255,493

Massachusetts: 0.73%
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2031	2,150,000	2,655,465
Massachusetts Development Finance Agency Sabis International Charter Series A (Education Revenue)	8.00	4-15-2039	3,900,000	4,816,890
Massachusetts Educational Finance Authority Series B (Education Revenue)	5.38	1-1-2020	1,780,000	1,927,900
Massachusetts Educational Finance Authority Series I (Education Revenue)	6.00	1-1-2028	1,790,000	1,906,493
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2020	6,000,000	6,733,380
Massachusetts Educational Finance Authority Series J (Education Revenue)	5.00	7-1-2021	3,000,000	3,406,530

				21,446,658

Michigan: 5.74%
Detroit MI Distribution of State Aid (GO Revenue)	5.00	11-1-2030	2,330,000	2,552,818
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2018	3,050,000	2,826,496
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2019	3,050,000	2,717,276
Detroit MI Downtown Development Authority CAB (Tax Revenue) ¤	0.00	7-1-2020	2,070,000	1,740,125
Detroit MI Water Supply System Second Lien Series B (Water & Sewer Revenue, AGM Insured)	7.00	7-1-2036	9,675,000	10,999,121
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2026	1,075,000	1,279,078
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2028	1,450,000	1,708,361
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2029	1,350,000	1,563,462
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2030	1,775,000	2,074,886
Livonia MI Public Schools School District Building & Site Series I (GO Revenue)	5.00	5-1-2031	1,425,000	1,660,196
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	6.50	10-1-2020	155,000	166,306
Michigan Finance Authority Limited Obligation Holly Academy (Education Revenue)	8.00	10-1-2040	1,350,000	1,563,935
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	7.50	12-1-2020	310,000	340,888
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.00	12-1-2030	1,135,000	1,291,573
Michigan Finance Authority Limited Obligation Series A (Miscellaneous Revenue)	8.25	12-1-2039	2,220,000	2,553,044
Michigan Finance Authority Public School Academy University Learning (Education Revenue)	6.25	11-1-2020	440,000	469,660
Michigan Finance Authority Refunding Bond Local Government Loan Program City of Detroit Financial Recovery Series F (Tax Revenue)	4.50	10-1-2029	3,000,000	3,361,380

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D4 (Water & Sewer Revenue)	5.00%	7-1-2031	$6,500,000	$7,703,085
Michigan Finance Authority Refunding Bond Local Government Loan Program Detroit Water & Sewer Series D6 (Water & Sewer Revenue, National Insured)	5.00	7-1-2036	3,250,000	3,802,598
Michigan Finance Authority Refunding Notes Local Government Loan Program Public Lighting Authority Series B (Tax Revenue)	5.00	7-1-2044	12,625,000	14,496,656
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2025	2,000,000	2,443,360
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2026	1,945,000	2,360,938
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	2,260,000	2,724,814
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2028	3,480,000	4,180,141
Michigan Finance Authority Revenue Local Government Loan Program Series C (Water & Sewer Revenue, National Insured)	5.00	7-1-2032	5,750,000	6,814,268
Michigan Finance Authority Revenue Local Government Loan Program Series D (Water & Sewer Revenue, National Insured)	5.00	7-1-2027	1,000,000	1,205,670
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2031	1,340,000	1,602,707
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2032	2,000,000	2,387,140
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2033	2,975,000	3,538,614
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2034	3,670,000	4,353,244
Michigan Finance Authority Revenue Series H-1 (Tax Revenue)	5.00	10-1-2039	7,955,000	9,325,806
Michigan Hospital Finance Authority Hospice of Michigan (Miscellaneous Revenue, Fifth Third Bank LOC) ø	0.52	9-1-2027	1,000,000	1,000,000
Michigan Municipal Bond Authority Local Government Loan Program CAB Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2017	365,000	357,722
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	4.00	11-1-2021	150,000	151,349
Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, Ambac Insured)	5.00	5-1-2017	550,000	562,859
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	4.25	12-1-2016	2,770,000	2,795,955
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2017	2,475,000	2,535,464
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Miscellaneous Revenue, Ambac Insured)	5.25	12-1-2023	1,185,000	1,204,991
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	3.75	5-1-2017	450,000	455,400
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.00	5-1-2019	100,000	101,217
Michigan Municipal Bond Authority Local Government Loan Program Series C (Miscellaneous Revenue, Ambac Insured)	4.75	5-1-2027	4,610,000	4,667,671
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2019	75,000	69,514
Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, Ambac Insured) ¤	0.00	5-1-2020	205,000	184,352
Michigan Public Educational Facilities Authority Bradford Academy Project (Education Revenue)	8.75	9-1-2039	3,500,000	2,800,070
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue) 144A	6.50	9-1-2037	3,745,000	2,996,075

14	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Public Educational Facilities Authority Limited Obligation Bradford Academy Project (Education Revenue)	8.50%	9-1-2029	$1,500,000	$1,200,030
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy (Education Revenue)	7.00	10-1-2036	1,195,000	1,267,154
Michigan Public Educational Facilities Authority Limited Obligation Nataki Talibah (Miscellaneous Revenue) (i)(s)(t)	6.25	10-1-2023	800,000	239,976
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.38	12-1-2030	2,085,000	2,403,609
Michigan Public Educational Facilities Authority Madison Academy Project (Education Revenue)	8.63	12-1-2039	4,170,000	4,857,633
Michigan Strategic Fund Limited Obligation Detroit Edison Company Exempt Facilities Project Series KT (Utilities Revenue)	5.63	7-1-2020	1,200,000	1,398,732
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	15,500,000	15,915,865
Oakland County MI Economic Development Corporation The Academy of The Sacred Heart Project Series A (Education Revenue)	6.50	12-15-2036	4,505,000	4,578,251
Star International Academy Michigan (Miscellaneous Revenue)	3.40	3-1-2017	100,000	100,618
Tender Option Bond Trust Receipts for Michigan Housing Development Authority Series XF0385 (Housing Revenue, AGM Insured, Bank of America NA LIQ) 144Aø	0.72	10-1-2042	1,000,000	1,000,000
Wayne Charter County MI Airport Authority Junior Lien (Airport Revenue, National Insured)	5.00	12-1-2016	1,115,000	1,133,476
Wayne County MI Building Improvement Series A (GO Revenue)	6.75	11-1-2039	8,910,000	9,511,069

				169,296,698

Minnesota: 0.03%
Baytown Township MN St. Croix Preparatory Academy Series A (Education Revenue)	7.00	8-1-2038	750,000	766,755

Mississippi: 1.01%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (Water & Sewer Revenue, AGM Insured)	5.00	9-1-2030	8,155,000	9,719,374
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) 144Aø	0.60	2-1-2022	20,000,000	20,000,000

				29,719,374

Missouri: 0.59%
Blue Springs MO Special Obligation Tax Refunding & Improvement Adams Farm Project Series A (Tax Revenue)	4.00	6-1-2026	10,875,000	11,365,245
Manchester MO Highway 141 Manchester Road Project (Tax Revenue)	6.00	11-1-2025	1,430,000	1,520,376
St. Louis MO IDA Convention Center Hotel (Miscellaneous Revenue, Ambac Insured) ¤	0.00	7-15-2019	2,475,000	2,354,542
St. Louis MO Lambert St. Louis International Airport Series A-1 (Airport Revenue)	6.25	7-1-2029	2,000,000	2,267,200

				17,507,363

Nebraska: 0.04%
Nebraska Central Plains Energy Project #3 (Utilities Revenue)	5.00	9-1-2027	1,020,000	1,189,657

Nevada: 0.67%
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2022	490,000	549,270
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00	6-1-2023	385,000	436,717

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Nevada (continued)
Las Vegas NV Special Improvement District #60 Local Improvement (Miscellaneous Revenue)	5.00%	6-1-2024	$260,000	$296,013
Tender Option Bond Trust Receipts for Las Vegas Valley NV Water District (GO Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.61	6-1-2020	5,000,000	5,000,000
Washoe County NV Series 2011-001 (GO Revenue, Dexia Credit Local LIQ) 144Aø	0.76	12-9-2030	13,555,000	13,555,000

				19,837,000

New Jersey: 5.44%
Bayonne NJ School Refunding Bonds (GO Revenue, AGM Insured)	5.00	7-15-2023	2,505,000	3,031,401
New Jersey EDA Natural Gas Company Project Series C (Utilities Revenue, National Insured) ±	4.90	10-1-2040	5,680,000	5,701,754
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.64	9-1-2025	1,315,000	1,183,789
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	1.96	9-1-2027	22,245,000	19,992,916
New Jersey EDA School Facilities Construction Project Series I (Miscellaneous Revenue) ±	2.01	3-1-2028	7,200,000	6,459,624
New Jersey EDA School Facilities Construction Project Series II (Miscellaneous Revenue)	5.00	3-1-2026	4,000,000	4,419,640
New Jersey EDA School Facilities Construction Project Series NN (Miscellaneous Revenue)	5.00	3-1-2026	15,000,000	16,738,500
New Jersey TTFA (Transportation Revenue)	6.00	12-15-2038	10,425,000	11,574,461
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2029	7,500,000	4,407,825
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2030	4,375,000	2,450,263
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2031	4,500,000	2,402,955
New Jersey TTFA CAB Series A (Transportation Revenue) ¤	0.00	12-15-2026	1,300,000	883,610
New Jersey TTFA Series A (Miscellaneous Revenue)	5.00	6-15-2042	5,540,000	6,073,834
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2023	2,000,000	2,428,820
New Jersey TTFA Series A (Miscellaneous Revenue, National Insured)	5.75	6-15-2025	10,000,000	12,550,800
New Jersey TTFA Series AA (Miscellaneous Revenue)	5.00	6-15-2044	1,000,000	1,110,730
New Jersey TTFA Series AA (Transportation Revenue)	5.25	6-15-2033	10,000,000	11,249,700
New Jersey TTFA Series B (Transportation Revenue)	5.25	6-15-2036	5,575,000	6,186,801
New Jersey TTFA Series C (Transportation Revenue)	5.25	6-15-2032	8,000,000	9,168,480
Newark NJ Housing Authority Port Newark Marine Terminal Rental (Miscellaneous Revenue, National Insured)	5.00	1-1-2032	7,620,000	9,650,425
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2025	5,000,000	5,738,550
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2026	2,205,000	2,512,928
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.00	7-15-2027	6,035,000	6,822,507
Newark NJ Qualified General Improvement Series A (GO Revenue)	5.25	7-15-2024	1,325,000	1,530,150
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2025	385,000	441,868
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2026	395,000	450,162
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.00	7-15-2027	405,000	457,848
Newark NJ Qualified General Improvement Series B (GO Revenue)	5.25	7-15-2024	375,000	433,061
Rutgers NJ State University Series L (Education Revenue)	5.00	5-1-2033	3,560,000	4,279,440

				160,332,842

New Mexico: 0.36%
New Mexico Mortgage Finance Authority SFMR Class I (Housing Revenue, GNMA/FNMA/FHLMC Insured)	5.35	3-1-2030	725,000	796,181
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.06	11-1-2039	10,000,000	9,922,300

				10,718,481

16	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

New York: 11.77%
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	7.65%	2-1-2044	$3,500,000	$4,011,805
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A (Education Revenue)	8.25	2-1-2041	9,790,000	11,490,229
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	5,970,000	6,782,219
Metropolitan Transportation Authority New York Series C (Transportation Revenue)	6.50	11-15-2028	2,030,000	2,312,251
Metropolitan Transportation Authority New York Services Contract Series 7 (Miscellaneous Revenue)	5.63	7-1-2016	790,000	790,111
Metropolitan Transportation Authority New York Subseries E-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi LOC) ø	0.40	11-15-2050	15,000,000	15,000,000
Monroe County NY Industrial Development Agency Continuing Development Services Project (Industrial Development Revenue, Citizens Bank LOC) ø	0.65	7-1-2027	1,250,000	1,250,000
New York Dormitory Authority North Shore-Long Island Jewish Obligated Group Series B (Health Revenue) ±	1.16	5-1-2018	1,520,000	1,517,994
New York Dormitory Authority Series B (Tax Revenue)	5.75	3-15-2036	10,000,000	11,361,000
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA (Water & Sewer Revenue)	5.00	6-15-2044	17,400,000	20,342,514
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.00	6-15-2044	30,265,000	35,834,971
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB (Water & Sewer Revenue)	5.25	6-15-2044	9,800,000	11,800,082
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue, JPMorgan Chase & Company SPA) ø	0.37	6-15-2043	10,000,000	10,000,000
New York NY Municipal Water Finance Authority 2nd General Resolution Series DD (Water & Sewer Revenue)	6.00	6-15-2040	11,625,000	12,815,749
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.00	6-15-2038	36,650,000	38,150,818
New York NY Municipal Water Finance Authority Water & Sewer System Series A (Water & Sewer Revenue)	5.75	6-15-2040	1,150,000	1,263,574
New York NY Municipal Water Finance Authority Water & Sewer System Series DD (Water & Sewer Revenue)	5.00	6-15-2026	3,255,000	3,872,083
New York NY Municipal Water Finance Authority Water & Sewer System Unrefunded Balance (Water & Sewer Revenue)	5.75	6-15-2040	3,850,000	4,233,614
New York NY Series A-6 (GO Revenue, AGM Insured, Dexia Credit Local SPA) ø	0.60	11-1-2026	10,150,000	10,150,000
New York NY Series F-1 (GO Revenue)	5.00	3-1-2032	3,000,000	3,646,980
New York NY Series I Subseries I-7 (GO Revenue, Bank of America NA LOC) ø	0.39	4-1-2036	11,900,000	11,900,000
New York NY Transitional Finance Authority Building Aid Fiscal Year 2009 Series S-4 (Miscellaneous Revenue)	5.75	1-15-2039	2,500,000	2,819,925
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2007 Series A (Tax Revenue, Dexia Credit Local SPA) ø	0.60	8-1-2022	20,500,000	20,500,000
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I (Tax Revenue)	5.00	5-1-2033	5,395,000	6,597,761
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bonds Series A (Tax Revenue)	5.00	8-1-2031	17,075,000	21,432,369
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.64	11-1-2022	10,000,000	10,000,000
New York NY Transitional Finance Authority Series 3 Sub Series 3C (Tax Revenue, Dexia Credit Local SPA) ø	0.64	11-1-2022	6,135,000	6,135,000
New York NY Transitional Finance Authority Sub Series C3 (Tax Revenue, Dexia Credit Local SPA) ø	0.56	8-1-2031	24,200,000	24,200,000

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	17

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20%	2-1-2017	$20,920,000	$20,928,368
Oyster Bay NY BAN Series C (GO Revenue)	4.00	6-1-2018	3,000,000	3,040,080
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	4.50	6-1-2026	520,000	588,401
Suffolk NY Tobacco Securitization Corporation Series B (Tobacco Revenue)	5.00	6-1-2025	500,000	582,455
Tender Option Bond Trust Receipts (Housing Revenue, Bank of America NA LIQ) 144Aø	0.70	11-1-2038	4,600,000	4,600,000
Westchester County NY Local Development Corporation Pace University Series A (Education Revenue)	5.00	5-1-2034	1,750,000	2,007,075
Westchester County NY Local Development Pace University Series B (Education Revenue) ø	0.95	5-1-2044	5,000,000	5,000,000

				346,957,428

North Carolina: 0.64%
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.50	1-1-2026	1,250,000	1,397,600
North Carolina Eastern Municipal Power Agency Series C (Utilities Revenue)	6.75	1-1-2024	2,000,000	2,298,060
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.00	12-1-2029	5,000,000	5,637,850
North Carolina Medical Care Commission University Health Systems of Eastern Carolina Series D (Health Revenue)	6.25	12-1-2033	8,500,000	9,635,260

				18,968,770

Ohio: 2.73%
Akron OH Sewer System (Water & Sewer Revenue, Ambac Insured)	5.00	12-1-2016	1,500,000	1,525,965
Allen County OH Catholic Healthcare Series B (Health Revenue)	5.25	9-1-2027	3,825,000	4,446,869
Cleveland OH Airport System Revenue Series A (Airport Revenue)	5.00	1-1-2025	4,015,000	4,692,130
Cleveland OH Airport System Revenue Series A (Airport Revenue, AGM Insured)	5.00	1-1-2031	3,600,000	4,164,192
Kings OH Local School District (GO Revenue, National/FGIC Insured)	7.50	12-1-2016	235,000	241,911
Montgomery County OH Hospital Kettering Medical Center (Health Revenue, National Insured)	6.25	4-1-2020	2,500,000	2,725,950
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2026	1,500,000	1,835,745
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2028	1,600,000	1,937,808
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2030	2,250,000	2,702,835
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2035	12,000,000	14,202,720
Ohio Private Activity Bond AMT Portsmouth Bypass Project (Industrial Development Revenue, AGM Insured)	5.00	12-31-2039	2,500,000	2,943,600
Ohio Turnpike Commission CAB Series A-4 (Transportation Revenue) ±	0.00	2-15-2034	8,500,000	8,643,140
Ohio Water Development Authority Pollution Control AMT Series C (Industrial Development Revenue) ±	3.95	11-1-2032	8,000,000	8,188,560
Ohio Water Development Authority Series A (Industrial Development Revenue) ±	3.75	7-1-2033	18,000,000	18,512,460
RiverSouth Authority Ohio Lazarus Building Redevelopment Series A (Miscellaneous Revenue)	5.75	12-1-2027	1,900,000	2,001,080
Toledo OH Enterprise Bond Series 2A (Industrial Development Revenue)	5.50	12-1-2019	1,475,000	1,577,424

				80,342,389

18	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 0.40%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00%	9-1-2026	$1,810,000	$2,296,564
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2030	2,000,000	2,489,160
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A (Miscellaneous Revenue)	5.00	9-1-2031	1,145,000	1,419,182
McGee Creek Authority Oklahoma Water Revenue (Water & Sewer Revenue, National Insured)	6.00	1-1-2023	3,795,000	4,300,152
Tulsa OK Airports Improvement Trust AMT Series A (Airport Revenue, Build America Mutual Assurance Company Insured)	5.00	6-1-2035	1,055,000	1,206,720

				11,711,778

Oregon: 0.18%
Deschutes County OR Hospital Facilities Authority Cascade Healthcare Community Incorporated Project (Health Revenue)	8.25	1-1-2038	4,500,000	5,338,980

Pennsylvania: 7.66%
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A (Health Revenue)	5.63	8-15-2039	5,130,000	5,837,684
Berks County PA Municipal Authority Reading Hospital & Medical Center Project Series B (Health Revenue)	1.93	11-1-2039	20,000,000	20,158,200
Bristol Township PA School District Series 27W Residual Interest Bonds Trust (GO Revenue, Barclays Bank plc LIQ) 144Aø	0.78	6-1-2031	12,790,000	12,790,000
Chester County PA IDA Avon Grove Charter School Project Series A (Education Revenue)	6.25	12-15-2027	2,000,000	2,104,060
Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	7-1-2019	1,115,000	1,119,460
Delaware Valley PA Regional Finance Authority Local Government Public Improvements Project (Miscellaneous Revenue)	5.75	7-1-2032	5,000,000	6,806,400
Delaware Valley PA Regional Finance Authority Local Government Series C (Miscellaneous Revenue, Ambac Insured)	7.75	7-1-2027	3,975,000	5,954,590
Delaware Valley PA Regional Finance Authority Series A (Miscellaneous Revenue, Ambac Insured)	5.50	8-1-2028	16,420,000	21,281,634
Luzerne County PA Series E (GO Revenue, AGM Insured)	8.00	11-1-2027	135,000	154,707
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2024	1,540,000	1,832,769
Montgomery County PA Higher Education & Health Authority Arcadia University (Education Revenue)	5.00	4-1-2025	1,625,000	1,959,214
Montgomery County PA IDA Exelon Generation Company LLC Project Series A (Industrial Development Revenue) ±	2.55	12-1-2029	15,530,000	15,967,014
Montgomery County PA IDA Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.50	10-1-2030	10,625,000	10,839,200
Penn Hills Municipality PA Series B (GO Revenue, Ambac Insured) ¤	0.00	12-1-2017	1,000,000	981,560
Pennsylvania EDFA Bridges Finco LP (Industrial Development Revenue)	5.00	12-31-2034	7,700,000	9,176,013
Pennsylvania Finance Authority Penn Hills Project Series B (Miscellaneous Revenue, National Insured) ¤	0.00	12-1-2025	3,440,000	2,700,125
Pennsylvania HEFAR (Education Revenue) ø	0.75	9-1-2045	12,075,000	12,075,000
Pennsylvania HFA Single Family Mortgage Revenue Bonds AMT Series A (Housing Revenue)	4.70	10-1-2037	3,655,000	3,668,962
Pennsylvania Public School Building Authority (Miscellaneous Revenue)	5.00	4-1-2024	3,960,000	4,445,496
Pennsylvania Public School Building Authority Series DCL-016 (Miscellaneous Revenue, Dexia Credit Local LOC, AGM Insured) 144Aø	0.88	6-1-2023	15,710,000	15,710,000

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission Motor License Series B1 (Transportation Revenue)	5.00%	12-1-2040	$12,410,000	$14,050,478
Philadelphia PA Airport Revenue Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2032	5,000,000	5,179,300
Philadelphia PA Airport Revenue Bonds AMT Series A (Airport Revenue, AGM Insured)	5.00	6-15-2037	10,000,000	10,327,400
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A (Education Revenue)	7.00	6-15-2033	2,000,000	2,393,420
Philadelphia PA IDA New Foundations Charter School Project (Education Revenue)	6.00	12-15-2027	285,000	321,822
Philadelphia PA School District Series A (GO Revenue)	5.00	9-1-2024	2,075,000	2,393,098
Philadelphia PA Series B (GO Revenue, Barclays Bank plc LOC) ø	0.42	8-1-2031	15,000,000	15,000,000
Philadelphia PA Water & Wastewater Bonds Series A (Water & Sewer Revenue)	5.00	7-1-2033	8,000,000	9,791,120
State Public School Building Authority Pennsylvania Philadelphia School District Project (Miscellaneous Revenue)	5.00	4-1-2022	2,635,000	2,984,348
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A (Miscellaneous Revenue)	5.00	6-1-2024	2,250,000	2,588,153
Wilkes-Barre PA Finance Authority (Education Revenue)	5.00	3-1-2022	955,000	982,934
Wilkes-Barre PA Finance Authority (Education Revenue)	5.00	3-1-2022	645,000	661,480
York County PA IDA Philadelphia Electric Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2036	3,390,000	3,467,665

				225,703,306

Puerto Rico: 0.39%
Puerto Rico Electric Power Authority Refunding Bond Series KK (Utilities Revenue, National Insured)	5.50	7-1-2016	7,100,000	7,100,710
Puerto Rico Electric Power Authority Refunding Bond Series MM (Utilities Revenue, National Insured)	5.00	7-1-2017	150,000	154,595
Puerto Rico Highway & Transportation Authority Series AA (Transportation Revenue, National Insured)	5.50	7-1-2020	3,015,000	3,151,248
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Miscellaneous Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	5.50	8-1-2031	3,300,000	379,500
Puerto Rico Public Finance Corporation Commonwealth Appropriation Bond Series B (Tax Revenue, Government Development Bank for Puerto Rico SPA) (s)(t)	6.00	8-1-2024	7,000,000	805,000

				11,591,053

Rhode Island: 0.19%
Rhode Island Clean Water Finance Agency Cranston Wastewater Treatment System (Miscellaneous Revenue, National Insured)	5.80	9-1-2022	3,335,000	3,342,037
Rhode Island Commerce Corporation Series D (Airport Revenue) %%	5.00	7-1-2033	1,415,000	1,713,735
Rhode Island Commerce Corporation Series D (Airport Revenue) %%	5.00	7-1-2036	500,000	599,710

				5,655,482

South Carolina: 0.63%
Calhoun County SC Solid Waste Disposal Facilities Eastman Kodak Company Project (Industrial Development Revenue)	6.75	5-1-2017	400,000	419,764
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2017	164,621	148,980
Connector 2000 Association Incorporated CAB Series A (Transportation Revenue) ¤	0.00	1-1-2018	181,929	136,445
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2021	2,870,000	2,924,013

20	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

South Carolina (continued)
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00%	12-1-2022	$905,000	$922,032
Kershaw County SC Public Schools Kershaw County School District Project (Miscellaneous Revenue, AGC Insured)	5.00	12-1-2023	6,950,000	7,080,799
Lee County SC School Facilities Incorporated Series 2006 (Miscellaneous Revenue, AGC Insured)	6.00	12-1-2031	2,890,000	3,101,982
Piedmont SC Municipal Power Agency (Utilities Revenue, FGIC Insured)	6.75	1-1-2019	210,000	241,183
South Carolina Education Assistance Authority Student Loan Series I (Education Revenue)	5.10	10-1-2029	1,770,000	1,901,210
South Carolina Jobs EDA York Preparatory Academy Project Series A (Education Revenue)	7.25	11-1-2045	1,500,000	1,707,900

				18,584,308

South Dakota: 0.26%
Rapid City SD Series A (Airport Revenue)	6.75	12-1-2031	1,020,000	1,178,977
Rapid City SD Series A (Airport Revenue)	7.00	12-1-2035	750,000	853,590
South Dakota HEFA Sanford Health Project (Health Revenue)	5.50	11-1-2040	5,000,000	5,653,550

				7,686,117

Tennessee: 0.49%
Memphis-Shelby County TN Industrial Development Board Boys & Girls Club Series A (Miscellaneous Revenue, SunTrust Bank LOC) ø	0.48	1-1-2028	4,530,000	4,530,000
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health Revenue, AGM Insured, U.S. Bank NA SPA) ø	0.42	6-1-2042	10,000,000	10,000,000

				14,530,000

Texas: 7.66%
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2039	8,000,000	9,357,680
Austin TX Airport System AMT (Airport Revenue)	5.00	11-15-2044	3,500,000	4,076,870
Beasley TX Higher Education Finance Corporation Focus Learning Academy Series A (Education Revenue)	7.75	8-15-2041	2,000,000	2,046,200
Central Texas Regional Mobility Authority Senior Lien (Transportation Revenue)	5.75	1-1-2025	2,000,000	2,336,000
Central Texas Regional Mobility Authority Senior Lien Series A (Transportation Revenue)	5.00	1-1-2033	3,740,000	4,334,436
Clifton TX Higher Educational Finance Corporation Series A (Education Revenue)	5.75	8-15-2038	2,000,000	2,210,500
Dallas TX Independent School District School Building (GO Revenue, Permanent School Fund Insured)	6.38	2-15-2034	10,000,000	10,935,400
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2029	1,015,000	942,478
Grand Parkway Transportation Corporation TX CAB Series B (Transportation Revenue) ±	0.00	10-1-2030	2,000,000	1,856,240
Gulf Coast TX IDA (Industrial Development Revenue, BNP Paribas LOC) ø	0.70	11-1-2019	4,850,000	4,850,000
Houston TX Housing Finance Corporation Cullen Park Apartments Series A (Housing Revenue, FNMA LIQ)	5.70	12-1-2033	965,000	972,556
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	6.25	8-15-2021	3,660,000	4,258,007
La Vernia TX Higher Education Finance Corporation Lifeschool of Dallas Series A (Education Revenue)	7.50	8-15-2041	6,500,000	7,811,700
La Vernia TX Higher Education Finance Corporation Series A (Education Revenue)	6.25	2-15-2017	170,000	174,865
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50	9-1-2034	4,495,000	4,739,034

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue) 144A	6.50%	9-1-2034	$2,255,000	$2,377,424
Lewisville TX Combination Contract Castle Hills Public Improvement Bonds Project #5 (Miscellaneous Revenue)	6.75	10-1-2032	1,940,000	2,055,314
Lower Colorado TX River Authority Series A (Utilities Revenue)	5.00	5-15-2033	2,475,000	2,946,166
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2032	1,750,000	1,790,075
Newark TX ECFA A.W. Brown-Fellowship Leadership Academy Project Series A (Education Revenue)	6.00	8-15-2042	2,330,000	2,383,287
North Texas Tollway Authority Second Tier Revenue Series A (Transportation Revenue)	5.00	1-1-2035	4,000,000	4,826,360
North Texas Tollway Authority Series A (Transportation Revenue)	5.00	1-1-2033	3,600,000	4,371,588
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø##	0.54	11-1-2040	25,000,000	25,000,000
Port Houston TX Authority Series D-1 (GO Revenue)	5.00	10-1-2035	10,000,000	11,626,000
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2022	1,735,000	1,788,837
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2023	1,000,000	1,030,290
San Leanna TX Education Facilities Corporation Street Edwards University Project (Education Revenue)	5.13	6-1-2024	750,000	772,380
Tarrant County TX Cultural Education Facilities Buckingham Senior Living Community Incorporated (Health Revenue)	3.88	11-15-2020	2,000,000	2,025,780
Tarrant County TX Cultural Education Facilities Finance Corporation Air Force Village Obligation Group (Health Revenue)	5.00	5-15-2017	1,400,000	1,431,052
Tarrant County TX Cultural Education Facilities Finance Corporation Series B (Health Revenue)	5.00	11-15-2030	4,000,000	4,631,720
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series A (Health Revenue)	5.00	2-15-2023	9,900,000	10,171,260
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.88	9-15-2017	8,405,000	8,374,490
Texas Municipal Gas Acquisition & Supply Corporation Sub Lien Series C (Utilities Revenue) ±	1.88	12-15-2026	28,780,000	26,458,030
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	6.75	6-30-2043	4,000,000	5,007,880
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC (Transportation Revenue)	7.00	12-31-2038	12,500,000	15,916,125
Texas Transportation Commission Highway Improvement (Miscellaneous Revenue)	5.00	4-1-2028	7,280,000	9,129,047
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.65	4-1-2026	20,650,000	20,650,000

				225,665,071

Utah: 0.52%
Spanish Fork UT Charter School American Leadership Academy (Education Revenue) 144A	5.55	11-15-2021	1,030,000	1,048,272
Utah County UT Charter School Ronald Wilson Reagan Series A (Education Revenue)	5.75	2-15-2022	570,000	588,417
Utah State Charter School Finance Authority Early Light Academy Project (Education Revenue)	8.50	7-15-2046	6,480,000	7,281,770

22	Wells Fargo Municipal Bond Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Utah (continued)
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00%	7-15-2030	$1,940,000	$2,124,416
Utah State Charter School Finance Authority Oquirrh Mountain Charter School Project (Education Revenue)	8.00	7-15-2041	3,910,000	4,281,685

				15,324,560

Vermont: 1.38%
Vermont Student Assistance Corporation Series B Class A2 (Education Revenue) ±	3.68	12-3-2035	16,800,000	17,451,000
Vermont Student Assistance Corporation Series B Class B (Education Revenue) ±	1.46	6-2-2042	23,782,086	23,353,533

				40,804,533

Virgin Islands: 0.32%
Virgin Islands PFA Series C (Miscellaneous Revenue)	5.00	10-1-2018	8,860,000	9,455,481

Virginia: 0.22%
Fairfax County VA Redevelopment & Housing Authority Housing for the Elderly Series A (Housing Revenue, FHA Insured)	6.00	9-1-2016	105,000	105,410
Marquis VA CDA CAB Series C (Tax Revenue) (i)¤	0.00	9-1-2041	1,824,000	254,849
Marquis VA CDA Convertible CAB (Tax Revenue) 144A±	0.00	9-1-2045	397,000	262,175
Marquis VA CDA Series B (Tax Revenue) (i)	5.63	9-1-2041	1,310,000	1,067,847
Riverside VA Regional Jail Authority (Miscellaneous Revenue)	5.00	7-1-2025	3,435,000	4,198,223
Watkins Centre VA CDA (Miscellaneous Revenue)	5.40	3-1-2020	609,000	610,370

				6,498,874

Washington: 0.26%
Spokane WA Housing Finance Commission Riverview Retirement Community Project (Health Revenue)	5.00	1-1-2023	1,545,000	1,738,926
Washington Health Care Facilities Authority Central Washington (Health Revenue)	7.00	7-1-2039	5,000,000	5,932,750

				7,671,676

West Virginia: 0.43%
West Virginia EDA Solid Waste Disposal Appalachian Power Company (Utilities Revenue, Mizuho Corporate Bank LOC) ø	0.72	2-1-2036	10,000,000	10,000,000
West Virginia Hospital Finance Authority Improvement Series D (Health Revenue, AGM Insured)	5.50	6-1-2033	2,305,000	2,570,836

				12,570,836

Wisconsin: 0.56%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.00	8-1-2033	2,120,000	2,414,341
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A (Education Revenue)	6.25	8-1-2043	4,650,000	5,364,240
Wisconsin HEFA Aurora Health Care Incorporated Series A (Health Revenue)	5.25	4-15-2024	1,025,000	1,166,020
Wisconsin HEFA Series M (Health Revenue, National Insured) ±(m)(n)	0.74	6-1-2019	2,700,000	2,615,625
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.00	8-1-2023	470,000	517,738
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	6.75	8-1-2033	1,430,000	1,629,342
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.00	8-1-2043	1,575,000	1,819,834
Wisconsin PFA Carolina International School Series A (Education Revenue) 144A	7.20	8-1-2048	940,000	1,092,713

				16,619,853

Portfolio of investments—June 30, 2016	Wells Fargo Municipal Bond Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Wyoming: 0.79%
Sweetwater County WY PCR Refunding PacifiCorp Project Series A (Industrial Development Revenue) ø	0.52%	1-1-2017	$21,000,000	$21,000,000
West Park Hospital District Wyoming Series B (Health Revenue)	6.50	6-1-2027	500,000	594,045
Wyoming CDA (Education Revenue)	6.50	7-1-2043	1,600,000	1,835,936

				23,429,981

Total Municipal Obligations (Cost $2,679,389,675)				2,893,326,178

	Yield		Shares
Short-Term Investments: 0.19%

Investment Companies: 0.08%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.30		2,204,064	2,204,064

			Principal
U.S. Treasury Securities: 0.11%
U.S. Treasury Bill (z)#	0.26	9-15-2016	$3,325,000	3,323,480

Total Short-Term Investments (Cost $5,527,197)				5,527,544

Total investments in securities (Cost $2,700,284,722) *	98.83%	2,913,513,805
Other assets and liabilities, net	1.17	34,457,016

Total net assets	100.00%	$2,947,970,821

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(h)	Underlying security in an inverse floater structure

(s)	The security is currently in default with regards to scheduled interest and/or principal payments.

(t)	The Fund has stopped accruing interest on the security.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $2,701,438,187 and unrealized gains (losses) consists of:
	Gross unrealized gains	$221,205,311
	Gross unrealized losses	(9,129,693)

	Net unrealized gains	$212,075,618

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.22%
FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A	5.50%	8-15-2051	$7,000,000	$7,017,500
FHLMC Multifamily Variable Rate Demand Certificates Series M012 Class A1A2	5.50	8-15-2051	5,300,000	5,313,250

Total Agency Securities (Cost $12,744,996)				12,330,750

Municipal Obligations: 95.63%

Alabama: 2.88%
Alabama Health Care Authority for Baptist Health Series B (Health Revenue, AGC Insured) ±(m)	0.80	11-15-2037	9,575,000	9,575,000
Alabama Health Care Authority for Baptist Health Series B (Health Revenue) ø	0.80	11-1-2042	17,000,000	17,000,000
Alabama HFA MFHR The Plaza Centennial Hill Phase 2 Series C (Housing Revenue) ±	0.55	6-15-2017	13,500,000	13,500,135
Alabama Port Authority Docks Facilities AMT Series A (Airport Revenue, National Insured)	5.00	10-1-2017	2,000,000	2,019,720
Chatom AL Industrial Development Board Alabama Electric Series A (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation SPA) ±	1.00	8-1-2037	12,911,000	12,910,225
Chatom AL Industrial Development Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series A (Utilities Revenue, National Rural Utilities Finance Corporation SPA) ±	0.88	11-15-2038	39,545,000	39,557,259
Jefferson County AL Series A (GO Revenue)	4.90	4-1-2021	16,645,000	17,810,982
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2016	1,000,000	1,010,820
Jefferson County AL Sewer Sub Lien Series D (Water & Sewer Revenue)	5.00	10-1-2017	1,750,000	1,834,770
Tender Option Bond Trust Receipts for Alabama Series XM0184 (Utilities Revenue, Morgan Stanley Bank LIQ) ø144A	0.84	9-1-2046	31,400,000	31,400,000
Tuscaloosa County AL IDA (Industrial Development Revenue) ø	0.70	9-1-2020	12,600,000	12,600,000

				159,218,911

Alaska: 0.16%
Alaska Industrial Development and Export Authority Snettisham Hydroelectric Project Series 2015 (Utilities Revenue)	5.00	1-1-2017	765,000	779,604
North Slope Borough AK Water & Wastewater Facilities Service (Water & Sewer Revenue)	4.00	6-30-2018	1,125,000	1,193,513
Valdez AK Marine Terminal (Transportation Revenue) ø	0.58	5-1-2031	7,000,000	7,000,000

				8,973,117

Arizona: 1.51%
Maricopa County AZ Gilbert Unified School District No. 41 (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	7-1-2019	3,845,000	4,078,968
Phoenix AZ IDA Various Republic Services Incorporated Projects (Industrial Development Revenue) ±	0.90	12-1-2035	25,000,000	25,000,750
Pima County AZ IDA Charter Schools Project Series K (Miscellaneous Revenue)	6.38	7-1-2031	895,000	895,143
Pima County AZ IDA Charter Schools Project Series O (Education Revenue)	5.00	7-1-2026	915,000	915,110
Scottsdale AZ IDA Healthcare Series A (Health Revenue)	5.00	9-1-2016	3,655,000	3,682,010
Scottsdale AZ IDA Healthcare Series F (Health Revenue, AGM Insured) ±(m)	0.64	9-1-2045	47,825,000	47,825,000
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2016	700,000	700,091
University of Arizona Medical Center Corporation (Health Revenue)	5.00	7-1-2017	545,000	569,105

				83,666,177

Arkansas: 0.04%
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00	6-1-2017	850,000	874,599

2	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Arkansas (continued)
Arkansas Development Finance Authority Police Headquarters & Wireless Data Equipment Project (Miscellaneous Revenue, AGM Insured)	4.00%	6-1-2018	$500,000	$528,900
Springdale AR Sales & Use Tax Refunding & Improvement (Tax Revenue)	2.00	11-1-2016	840,000	843,990

				2,247,489

California: 6.46%
Acalanes CA Union High School District BAN (GO Revenue)	5.00	8-1-2017	4,500,000	4,710,240
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series A (Transportation Revenue) ±	1.00	4-1-2047	28,885,000	28,915,618
Bay Area Toll Authority California San Francisco Bay Area Toll Bridge Series C (Transportation Revenue) ±	1.22	4-1-2045	1,500,000	1,500,720
California (GO Revenue) ±	0.94	12-1-2028	9,000,000	9,000,090
California (GO Revenue) ±	4.00	12-1-2027	4,800,000	4,950,528
California Administrative Services Sacramento Unified School District (Miscellaneous Revenue, Ambac Insured) ±	1.46	1-1-2017	615,000	614,631
California Association of Bay Area Governments Financing Authority Series A (Health Revenue, Bank of America NA LOC) ø	0.39	8-1-2024	9,170,000	9,170,000
California HFFA San Diego Hospital Series A (Health Revenue, National Insured) ±(m)(n)	0.59	7-15-2018	2,800,000	2,747,500
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-2 (Miscellaneous Revenue) ±	0.67	4-1-2038	22,920,000	22,894,559
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-3 (Miscellaneous Revenue) ±	0.67	4-1-2038	15,600,000	15,582,684
California Infrastructure & Economic Development Bank The J. Paul Getty Trust Series A-4 (Miscellaneous Revenue) ±	0.67	4-1-2038	32,000,000	31,964,480
California Municipal Financing Authority Northbay Healthcare Series A (Health Revenue) ±	2.49	11-1-2027	9,000,000	9,003,330
California Pollution Control Financing Authority Series A (Resource Recovery Revenue) ±144A	0.90	8-1-2023	1,200,000	1,200,024
California Public Works Board Department of Corrections Project Series A (Miscellaneous Revenue, Ambac Insured)	5.00	12-1-2019	1,125,000	1,211,479
California Series B-3 (GO Revenue, Bank of America NA LOC) ø	0.39	5-1-2033	20,000,000	20,000,000
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	3.00	11-15-2016	250,000	252,205
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	4.00	11-15-2017	260,000	271,453
California Statewide CDA Buck Institute for Research (Miscellaneous Revenue)	5.00	11-15-2018	275,000	301,040
California Statewide CDA Health Facilities Catholic Series D (Health Revenue, AGM Insured) ±(m)	0.51	7-1-2041	29,375,000	29,375,000
California Statewide CDA Health Facilities Catholic Series E (Health Revenue, AGM Insured) ±(m)	0.55	7-1-2040	22,475,000	22,475,000
California Statewide CDA Health Facilities Catholic Series F (Health Revenue, AGM Insured) ±(m)	0.52	7-1-2040	4,350,000	4,350,000
California Statewide CDA Samoa Avenue Apartments Series V (Housing Revenue) ±	0.95	12-1-2017	10,000,000	10,003,100
California Statewide CDA Stoneman Village Series I (Housing Revenue) ±	0.67	6-1-2018	11,050,000	11,050,332
El Monte CA Union High School District Refunding Bond (GO Revenue)	4.00	6-1-2017	5,365,000	5,531,798
Hemet CA Unified School District Certificate of Participation (Miscellaneous Revenue) ±	1.06	10-1-2036	3,335,000	3,334,867
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue)	5.00	7-1-2016	3,280,000	3,280,426
Northern California Gas Authority #1 LIBOR Series B (Utilities Revenue) ±	1.02	7-1-2017	17,900,000	17,902,148
Oxnard CA Harbor District Series A (Airport Revenue)	5.00	8-1-2016	1,150,000	1,154,175
Palomar Pomerado CA Health Care District Certificate of Participation Series A (Health Revenue, AGM Insured) ±(m)	1.45	11-1-2036	19,925,000	19,925,000

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

California (continued)
Palomar Pomerado CA Health Care District Certificate of Participation Series B (Health Revenue, AGM Insured) ±(m)	1.45%	11-1-2036	$19,800,000	$19,800,000
Palomar Pomerado CA Health Care District ROC RR-11872 (GO Revenue, National Insured, Citibank NA LIQ) ø144A	0.59	4-13-2017	6,000,000	6,000,000
Sacramento County CA Airport System AMT Senior Series B (Airport Revenue, AGM Insured)	5.50	7-1-2018	4,450,000	4,577,938
Sacramento County CA Airport System Refunding AMT Subordinated & PFC Series E (Airport Revenue, AGM Insured)	5.50	7-1-2018	5,345,000	5,498,669
Santa Clara CA PFOTER Series 4713 (GO Revenue, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.70	12-15-2021	22,550,000	22,550,000
Tender Option Bond Trust Receipts Floaters Series 2016-XG0227 (Miscellaneous Revenue, Bank of America NA LIQ) ø144A	0.63	5-15-2036	5,000,000	5,000,000
Windsor CA Redevelopment Successor Refunding Agency Windsor Redevelopment Project (Tax Revenue)	2.00	9-1-2016	1,095,000	1,097,234

				357,196,268

Colorado: 0.57%
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	3.00	12-1-2017	1,400,000	1,434,048
Colorado HEFA Covenant Retirement Community Series A (Health Revenue)	4.00	12-1-2018	1,150,000	1,217,103
Colorado HEFA Montbello Senior Housing Project Series I (Housing Revenue, FHA Insured)	1.05	8-1-2018	2,755,000	2,761,529
Denver CO City & County Airport Sub Series A (Airport Revenue)	4.00	11-15-2016	450,000	455,846
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2016	250,000	254,095
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2017	400,000	422,696
Denver CO City & County Airport Sub Series A (Airport Revenue)	5.00	11-15-2018	500,000	546,355
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2017	600,000	635,088
Denver CO City & County Airport Sub Series B (Airport Revenue)	5.00	11-15-2018	600,000	659,388
Denver CO City & County Airport Sub Series F2 (Airport Revenue, AGC Insured) ±(m)	0.52	11-15-2025	9,375,000	9,375,000
Denver CO City & County 2300 Welton Project (Housing Revenue)	0.65	4-1-2017	2,290,000	2,286,405
E-470 Colorado Public Highway Authority Senior Index Series A (Transportation Revenue) ±	1.57	9-1-2039	11,725,000	11,699,557

				31,747,110

Connecticut: 3.39%
Bridgeport CT Series C (GO Revenue, National Insured)	5.25	8-15-2016	2,000,000	2,011,440
Connecticut Economic Recovery Notes Series A-3 (GO Revenue) ±	0.65	7-1-2017	20,000,000	20,000,000
Connecticut HEFA Lawrence & Memorial Hospital Series F (Health Revenue)	4.00	7-1-2017	1,880,000	1,937,096
Connecticut HEFA Quinnipiac University Series H (Education Revenue, Ambac Insured)	5.00	7-1-2036	3,500,000	3,500,420
Connecticut HEFA Yale New Haven Hospital Series C (Health Revenue, JPMorgan Chase & Company LOC) ±	0.45	7-1-2025	9,100,000	9,100,000
Connecticut HEFA Yale University Series A (Education Revenue) ±	0.80	7-1-2048	5,000,000	5,005,500
Connecticut HEFA Yale University Series A (Education Revenue) ±%%	1.00	7-1-2042	15,000,000	15,043,500
Connecticut HEFA Yale University Series T-2 (Education Revenue) ±	0.60	7-1-2029	34,520,000	34,525,523
Connecticut HEFA Yale University Series X-2 (Education Revenue) ±	0.90	7-1-2037	24,600,000	24,663,222
Connecticut Series A (Miscellaneous Revenue) ±	0.81	3-1-2018	2,875,000	2,864,190
Connecticut Series A (Miscellaneous Revenue) ±	1.31	5-15-2018	7,000,000	7,015,190
Connecticut Series D (Miscellaneous Revenue) ±	1.08	8-15-2017	14,855,000	14,885,750
Connecticut Series D (Miscellaneous Revenue) ±	1.27	8-15-2018	6,000,000	6,005,880
Groton CT BAN (GO Revenue)	2.00	10-5-2016	6,500,000	6,519,305
Hamden CT Refunding (GO Revenue)	2.00	8-15-2016	1,000,000	1,000,820

4	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Connecticut (continued)
Hartford CT EDA Series B (Transportation Revenue, Bank of America NA SPA) ø	0.53%	6-15-2034	$17,350,000	$17,350,000
New Britain CT (GO Revenue, Ambac Insured)	5.00	4-15-2017	1,165,000	1,205,740
New Haven CT (GO Revenue, Ambac Insured)	5.00	11-1-2016	6,250,000	6,339,750
New Haven CT Series A (GO Revenue)	5.00	8-1-2016	5,680,000	5,701,868
Waterbury CT (GO Revenue)	5.00	2-1-2017	1,350,000	1,383,426
Waterbury CT (GO Revenue)	5.00	2-1-2018	1,215,000	1,293,489

				187,352,109

Delaware: 0.64%
Delaware EDA Delmarva Power and Light Company Series A (Industrial Development Revenue) ø	0.55	10-1-2017	6,400,000	6,400,000
Delaware EDA Delmarva Power and Light Company Series B (Industrial Development Revenue) ø	0.55	10-1-2017	18,000,000	18,000,000
Delaware EDA Delmarva Power and Light Company Series B (Utilities Revenue) ø	0.60	7-1-2024	11,000,000	11,000,000

				35,400,000

District of Columbia: 0.21%
District of Columbia HFA Edgewood Terrace (Housing Revenue) ±	0.65	6-1-2017	6,070,000	6,070,243
District of Columbia HFA MFHR Channing Phillips Project (Housing Revenue) ±	0.55	9-1-2017	5,500,000	5,498,075

				11,568,318

Florida: 3.98%
Florida Housing Finance Corporation Hilltop Landings Apartments Project Series A (Housing Revenue)	0.75	3-1-2017	1,500,000	1,500,030
Florida Housing Finance Corporation Housing Georgia Arms Apartments Series D (Housing Revenue)	0.55	10-1-2016	1,800,000	1,800,000
Florida Hurricane Catastrophe Fund Finance Corporation Series A (Miscellaneous Revenue)	5.00	7-1-2016	65,000	65,008
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2016	255,000	257,514
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2017	225,000	235,193
Florida Mid-Bay Bridge Authority 2nd Senior Lien Series C (Transportation Revenue)	5.00	10-1-2018	300,000	323,790
Hernando County FL Criminal Justice Complex Financing (Miscellaneous Revenue, National Insured)	7.65	7-1-2016	16,175,000	16,178,073
Hillsborough County FL Tampa International Airport Aviation Authority Series A (Airport Revenue)	5.00	10-1-2016	1,200,000	1,213,476
Lakeland FL Energy System (Utilities Revenue) ±	1.16	10-1-2017	5,220,000	5,223,289
Lee County FL Solid Waste System Series A (Resource Recovery Revenue, Ambac Insured)	5.00	10-1-2016	4,535,000	4,578,037
Miami-Dade County FL Aviation Series B (Airport Revenue)	5.00	10-1-2017	300,000	315,825
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, AGC Insured, Citibank NA LIQ) ø144A	0.61	7-1-2018	1,000,000	1,000,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.86	8-1-2028	16,505,000	16,505,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Dexia Credit Local LIQ) ±144A	0.91	10-13-2023	9,655,000	9,655,000
Miami-Dade County FL Expressway Authority Toll System (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.91	3-8-2030	11,130,000	11,130,000
Miami-Dade County FL Expressway Authority Toll System Series DCL-2012-003 (Transportation Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ±144A	0.91	3-8-2026	16,860,000	16,860,000

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Florida (continued)
Miami-Dade County FL HFA Miami Children’s Hospital Project Series A (Health Revenue)	5.25%	8-1-2021	$1,000,000	$1,107,130
Miami-Dade County FL International Airport Series C (Airport Revenue, AGM Insured)	5.25	10-1-2019	16,775,000	17,682,360
Miami-Dade County FL School Board Certificate of Participation Series 3 (Miscellaneous Revenue, Dexia Credit Local LOC, Ambac Insured, Dexia Credit Local LIQ) ø144A	0.84	9-25-2024	27,895,000	27,895,000
Miami-Dade County FL School Board Certificate of Participation Series 5 (Miscellaneous Revenue, Dexia Credit Local LOC, FGIC Insured, Dexia Credit Local LIQ) ø144A	0.78	5-1-2037	25,000,000	25,000,000
Miami-Dade County FL School Board Foundation Incorporated (Miscellaneous Revenue, Dexia Credit Local LOC, National Insured, Dexia Credit Local LIQ) ø144A	0.78	5-1-2031	19,210,000	19,210,000
Okeechobee County FL Disposal Waste Management Landfill Series A (Resource Recovery Revenue) ±	2.25	7-1-2039	2,360,000	2,360,094
Orange County FL Health Facilities Unrefunded Balance Series A (Health Revenue, National Insured)	6.25	10-1-2016	440,000	446,534
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	3.00	5-15-2017	1,065,000	1,084,042
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2018	500,000	526,740
Palm Beach County FL Health Facilities Authority Lifespace Communities Series C (Health Revenue)	4.00	5-15-2019	780,000	839,179
Palm Beach County FL HFA Retirement Life Communities Project (Housing Revenue) %%	4.00	11-15-2019	2,675,000	2,918,158
Palm Beach County FL School Board Series A (Miscellaneous Revenue) ±	5.00	8-1-2032	5,300,000	5,320,829
Pasco County FL School Board Certificates Series B (Miscellaneous Revenue, Ambac Insured) ±(m)	0.85	8-1-2030	11,900,000	11,900,000
Pasco County FL School District (Tax Revenue)	3.00	10-1-2016	1,260,000	1,267,774
Pineallas County FL HFA Series A (Health Revenue)	5.65	5-1-2037	3,380,000	3,521,622
Tender Option Bond Trust Receipts Floaters Series 2016-XG0010 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	0.85	10-1-2038	12,400,000	12,400,000

				220,319,697

Georgia: 3.03%
Athens GA Housing Authority Pinewood Apartments Project Series 2015 (Housing Revenue)	0.60	10-1-2016	2,000,000	1,999,480
Atlanta GA Urban Residential Finance Authority The Remington Apartments Project (Housing Revenue) ±	1.05	6-1-2019	10,250,000	10,261,070
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project First Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	4,600,000	4,635,374
Burke County GA Development Authority Georgia Power Company Vogtle Plant Project Second Series 2012 (Utilities Revenue) ±	1.75	12-1-2049	5,135,000	5,177,312
Burke County GA Development Authority Georgia Transmission Corporation (Industrial Development Revenue) ±	1.30	1-1-2052	14,000,000	14,066,220
Cedartown GA Housing Authority Cherokee Springs Apartments Project (Housing Revenue) ±	1.00	4-1-2019	5,000,000	5,002,500
Cedartown GA Housing Authority Grayfield Apartments Project (Housing Revenue) ±	1.00	1-1-2019	3,800,000	3,800,380
Georgia Private Colleges & Universities Authority Mercer University Series A (Education Revenue)	4.00	10-1-2016	1,500,000	1,512,525
Georgia Series G (GO Revenue) ±	0.81	12-1-2026	106,305,000	106,217,830

6	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Georgia (continued)
Savannah GA EDA Exempt Facilities Home Depot Project Series B (Industrial Development Revenue, SunTrust Bank LOC) ±	0.50%	8-1-2025	$6,400,000	$6,400,000
Union City GA Housing Authority Providence at Parkway Village Apartments Project (Housing Revenue) ±	0.70	5-1-2017	8,500,000	8,500,340

				167,573,031

Guam: 0.07%
Guam International Airport Authority Series A (Airport Revenue)	5.00	10-1-2017	850,000	896,053
Guam International Airport Authority Series C (Airport Revenue)	5.00	10-1-2017	2,750,000	2,870,313

				3,766,366

Hawaii: 0.11%
Hawaii Department of Budget and Finance Queens Health System Series B (Health Revenue) ±	0.84	7-1-2039	3,055,000	3,055,000
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	4.00	8-1-2018	1,000,000	1,060,600
Hawaii Department of Transportation Airports Division Lease AMT (Miscellaneous Revenue)	5.00	8-1-2017	425,000	443,930
Hawaii Housing Finance & Development Corporation Kalani Gardens Series A (Housing Revenue)	0.70	4-1-2017	1,750,000	1,750,105

				6,309,635

Idaho: 0.54%
Idaho HFFA LPN Series A (Health Revenue)	2.50	5-1-2017	6,500,000	6,500,520
Idaho Housing & Finance Association Series A (Housing Revenue, FNMA LOC) ø	0.64	1-1-2038	18,545,000	18,545,000
Idaho TAN (GO Revenue) %%	2.00	6-30-2017	5,000,000	5,065,400

				30,110,920

Illinois: 8.99%
Chicago Housing Authority Capital Program (Housing Revenue, AGM Insured)	5.00	7-1-2020	6,350,000	6,350,762
Chicago Housing Authority Capital Program (Housing Revenue, AGM Insured)	5.00	7-1-2022	2,745,000	2,745,329
Chicago IL (GO Revenue)	5.00	1-1-2020	1,285,000	1,339,407
Chicago IL (GO Revenue)	5.00	1-1-2021	2,000,000	2,093,420
Chicago IL (GO Revenue, National Insured)	5.25	1-1-2017	500,000	506,475
Chicago IL Board of Education Refunding Bond Series A (GO Revenue) ±	4.39	3-1-2032	15,000,000	14,706,150
Chicago IL Board of Education Series A (GO Revenue, Ambac Insured) ¤	0.00	12-1-2016	6,845,000	6,733,290
Chicago IL Board of Education Series A (GO Revenue, National Insured) ¤	0.00	12-1-2018	5,265,000	4,918,352
Chicago IL Board of Education Series A (GO Revenue, National Insured)	5.25	12-1-2017	1,645,000	1,712,116
Chicago IL Board of Education Series A2 (GO Revenue) ±	1.14	3-1-2035	72,320,000	68,211,479
Chicago IL Board of Education Series C (GO Revenue)	5.00	12-1-2017	1,620,000	1,579,014
Chicago IL Board of Education Series F (GO Revenue)	5.00	12-1-2016	1,000,000	993,720
Chicago IL Modern Schools Across Illinois Series B (GO Revenue, Ambac Insured)	5.00	12-1-2016	1,000,000	1,011,090
Chicago IL Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2019	1,925,000	1,994,550
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2017	1,000,000	1,014,250
Chicago IL Park District Limited Tax Series D (GO Revenue)	4.00	1-1-2018	2,760,000	2,871,808
Chicago IL Prerefunded Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2017	305,000	308,633
Chicago IL Prerefunded Series B (GO Revenue)	5.00	1-1-2017	565,000	577,114
Chicago IL Refunding Emergency System (GO Revenue, AGM/FGIC Insured)	5.50	1-1-2019	3,000,000	3,213,270
Chicago IL Refunding Project Series B (GO Revenue)	5.00	1-1-2019	3,205,000	3,320,797

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Chicago IL Refunding Project Series B (GO Revenue)	5.00%	1-1-2020	$3,270,000	$3,408,452
Chicago IL Refunding Series A (GO Revenue)	4.00	1-1-2019	1,250,000	1,265,450
Chicago IL Series A (GO Revenue)	4.00	1-1-2019	1,335,000	1,351,501
Chicago IL Series A (GO Revenue, AGM Insured)	5.00	1-1-2018	10,000,000	10,088,400
Chicago IL Series A (GO Revenue)	5.00	12-1-2019	1,000,000	1,047,260
Chicago IL Series A (GO Revenue, AGM Insured)	5.25	1-1-2017	735,000	737,117
Chicago IL Series A2 (GO Revenue, Ambac Insured)	5.50	1-1-2018	3,135,000	3,232,969
Chicago IL Series B (GO Revenue, Ambac Insured)	5.00	12-1-2018	2,540,000	2,583,586
Chicago IL Series C (Water & Sewer Revenue)	4.00	1-1-2017	1,980,000	2,006,710
Chicago IL Series C (GO Revenue, National Insured)	5.00	1-1-2018	5,350,000	5,526,818
Chicago IL Series D (GO Revenue, AGM/FGIC Insured)	5.25	1-1-2017	1,210,000	1,227,194
Chicago IL Transit Authority Capital Grant Unrefunded Balance Federal Transit Administration (Miscellaneous Revenue, Ambac Insured)	5.00	6-1-2018	1,500,000	1,527,705
Chicago IL Unrefunded Neighborhoods Alive 21 Program Series B (GO Revenue)	5.00	1-1-2017	245,000	250,253
Chicago IL Unrefunded Series B (GO Revenue)	5.00	1-1-2017	710,000	718,456
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	2.05	12-30-2016	1,280,000	1,283,302
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2017	1,340,000	1,367,095
Cook County IL Bedford Park Village Refunding Bond (Tax Revenue)	3.00	12-30-2018	880,000	900,486
Cook County IL Refunding Series A (GO Revenue)	4.00	11-15-2018	300,000	318,825
Cook County IL Refunding Series A (GO Revenue, Ambac Insured)	5.00	11-15-2019	1,000,000	1,001,890
Cook County IL Refunding Series C (GO Revenue)	4.25	11-15-2018	100,000	106,858
Cook County IL School District No. 087 Refunding School Series A (GO Revenue)	2.00	12-1-2016	1,175,000	1,178,408
Deutsche Bank SPEAR/LIFER Trust Series DBE 1032 (Tax Revenue, Deutsche Bank LIQ) ø144A	0.66	12-1-2036	31,235,000	31,235,000
Grundy Kendall & Will Counties IL Community School District #201 (GO Revenue, AGC Insured)	5.75	10-15-2019	540,000	597,866
Illinois (Miscellaneous Revenue)	2.50	7-1-2017	3,000,000	3,034,860
Illinois (GO Revenue)	3.00	2-1-2017	8,740,000	8,833,780
Illinois (GO Revenue)	4.00	2-1-2018	5,550,000	5,761,233
Illinois (Miscellaneous Revenue)	4.00	7-1-2018	13,610,000	14,248,581
Illinois (GO Revenue)	5.00	3-1-2017	5,000,000	5,126,600
Illinois (Miscellaneous Revenue)	5.00	5-1-2017	5,070,000	5,227,170
Illinois (Miscellaneous Revenue)	5.00	7-1-2017	10,000,000	10,364,400
Illinois (GO Revenue, AGM Insured)	5.00	9-1-2017	3,200,000	3,225,824
Illinois (GO Revenue)	5.00	1-1-2018	21,700,000	22,505,080
Illinois (GO Revenue)	5.00	3-1-2018	2,000,000	2,112,580
Illinois (Miscellaneous Revenue)	5.00	5-1-2019	10,500,000	11,372,130
Illinois (Miscellaneous Revenue)	5.00	8-1-2019	10,335,000	11,256,572
Illinois (GO Revenue)	5.00	1-1-2021	2,500,000	2,748,925
Illinois Educational Authority University of Chicago Series B-1 (Education Revenue) ±	1.10	7-1-2036	6,485,000	6,510,032
Illinois Finance Authority Carle Foundation Series A (Health Revenue)	5.00	8-15-2016	2,200,000	2,212,430
Illinois Finance Authority DePaul University (Education Revenue)	5.00	10-1-2016	1,850,000	1,870,850
Illinois Finance Authority Little Company of Mark Hospital Series B (Health Revenue, Barclays Bank plc LOC) ø	0.42	8-15-2035	20,000,000	20,000,000
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	5-1-2019	500,000	538,480
Illinois Finance Authority Presbyterian Homes Obligated Group Series A (Health Revenue)	4.00	11-1-2019	500,000	543,925
Illinois Finance Authority Presbyterian Homes Obligated Group Series B (Health Revenue) ±	1.67	5-1-2036	5,000,000	4,995,100

8	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Illinois (continued)
Illinois HFA Evanston Hospital Corporation (Health Revenue, JPMorgan Chase & Company SPA) ø	0.46%	8-15-2035	$10,000,000	$10,000,000
Illinois Housing Development Authority Lafayette Terrace Apartments (Housing Revenue)	0.80	12-1-2016	7,650,000	7,650,000
Illinois Housing Development Authority Multi-Housing Township Village Apartments Project Series A (Housing Revenue) ±	1.25	5-1-2019	5,300,000	5,305,300
Illinois Metropolitan Pier & Exposition Authority Prefunded CAB (Tax Revenue, National Insured) ¤	0.00	6-15-2017	450,000	446,535
Illinois Metropolitan Pier & Exposition Authority Unrefunded CAB (Tax Revenue, National Insured) ¤	0.00	6-15-2017	1,780,000	1,758,106
Illinois Refunding Bond (GO Revenue) ##	5.00	1-1-2018	8,685,000	9,128,369
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2016	1,125,000	1,129,005
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2017	1,425,000	1,480,874
Illinois Refunding Bond (Miscellaneous Revenue)	5.00	8-1-2018	1,520,000	1,624,606
Illinois Series A (GO Revenue)	5.00	4-1-2017	6,840,000	7,032,820
Illinois Series A (Tax Revenue)	5.00	6-1-2017	250,000	258,435
Illinois Sports Authority (Tax Revenue)	5.00	6-15-2017	760,000	780,474
Illinois Toll Highway Authority Series A-2A (Transportation Revenue, Royal Bank of Canada LOC) ø	0.41	7-1-2030	20,800,000	20,800,000
Illinois University of Illinois Auxiliary Facilities (Education Revenue, JPMorgan Chase & Company SPA) ø	0.88	4-1-2038	10,000,000	10,000,000
Illinois Unrefunded Balance Series A (Miscellaneous Revenue)	5.00	10-1-2016	5,560,000	5,578,348
Kane County IL School District #129 Aurora West Series B (GO Revenue)	2.00	2-1-2017	2,190,000	2,205,111
Kane County IL School District #129 West Side Series B (GO Revenue)	2.00	2-1-2018	2,430,000	2,468,248
Kendall, Kane & Will Counties IL Community Unit School District #308 (GO Revenue)	4.00	10-1-2018	2,000,000	2,143,520
Lake County IL School District #38 Big Hollow CAB (GO Revenue, Ambac Insured) ¤	0.00	2-1-2017	500,000	494,550
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	2.00	12-1-2016	240,000	240,912
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.00	12-1-2017	415,000	424,246
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2018	400,000	418,708
Minooka IL Special Assessment Refunding & Improvement (Miscellaneous Revenue, AGM Insured)	3.50	12-1-2019	565,000	597,092
Regional Transportation Authority Illinois Refunding Bond Series B (Tax Revenue) ±	0.65	6-1-2025	38,675,000	38,675,000
Tender Option Bond Trust Receipts Floaters Series 2016-XG0008 (Health Revenue, AGC Insured, Bank of America NA LIQ) ø144A	0.68	8-15-2047	23,375,000	23,375,000
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2016	350,000	351,768
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2017	500,000	510,430
Western Illinois University Board of Trustees Certificate of Participation (Miscellaneous Revenue, AGM Insured)	3.00	10-1-2018	500,000	518,010

				497,046,646

Indiana: 1.36%
Gary IN Woodlake-Concord Project (Housing Revenue, FHA Insured) ±	1.00	10-1-2017	22,715,000	22,722,723
Indiana Finance Authority I-69 Section 5 Project (Miscellaneous Revenue)	4.00	3-1-2017	2,115,000	2,136,594
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series B (Industrial Development Revenue)	5.00	1-1-2019	4,610,000	4,705,888

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Indiana (continued)
Indiana Housing and Community Development Authority River Run Apartments Project (Housing Revenue, FHA Insured)	0.75%	1-1-2017	$4,900,000	$4,900,294
Indiana Housing and Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA/FHLMC Insured) ±	0.86	7-1-2039	9,465,000	9,465,000
Indiana Porter Township High School BAN (Miscellaneous Revenue)	1.00	12-31-2016	6,500,000	6,500,845
Indiana Transportation Finance Authority Series A (Miscellaneous Revenue)	6.80	12-1-2016	1,165,000	1,192,133
Jasper County IN Pollution Control Northern Indiana Public Services Company Series C (Industrial Development Revenue, National Insured)	5.60	11-1-2016	1,450,000	1,473,041
Mount Vernon IN Waterworks BAN (Water & Sewer Revenue)	1.00	7-1-2016	5,350,000	5,350,054
Posey County IN EDA Midwest Fertilizer Company LLC Project (Industrial Development Revenue) ±	0.35	7-1-2046	13,500,000	13,494,870
Rockport IN PCR Indiana-Michigan Power Company Series B (Utilities Revenue) ±	1.75	6-1-2025	2,000,000	2,018,080
Tender Option Bond Trust Receipts Floaters Series 2015-XF0115 (Utilities Revenue, JPMorgan Chase & Company LIQ) ø144A	0.75	4-15-2018	1,200,000	1,200,000

				75,159,522

Iowa: 0.62%
Buchanan County IA People’s Memorial Hospital (Health Revenue)	1.50	12-1-2018	2,500,000	2,501,625
Iowa Finance Authority BAN Shenandoah Medical Center Project (Health Revenue)	1.75	6-1-2018	7,000,000	7,027,790
Iowa Finance Authority UnityPoint Health Project Series B-1 (Health Revenue, Union Bank NA LOC) ±	0.46	2-15-2039	15,000,000	15,000,000
Randall IA Healthcare BAN Bethany Manor Incorporated (Health Revenue)	1.25	8-1-2016	10,000,000	10,005,100

				34,534,515

Kansas: 0.63%
Kansas Department of Transportation Highway Libor Index Series B-2 (Tax Revenue) ±	0.50	9-1-2016	10,000,000	10,001,700
Kansas Department of Transportation Highway Libor Index Series B-3 (Tax Revenue) ±	0.55	9-1-2017	4,500,000	4,484,115
Kansas Department of Transportation Highway Libor Index Series B-4 (Tax Revenue) ±	0.63	9-1-2018	7,000,000	6,951,140
Kansas Department of Transportation Highway Libor Index Series B-5 (Tax Revenue) ±	0.71	9-1-2019	6,000,000	5,947,200
Kansas Development Finance Authority Series A (GO Revenue)	5.00	5-1-2018	5,710,000	6,149,099
Lawrence KS Series A (Industrial Development Revenue, U.S. Bank NA LOC) ø	0.67	12-1-2018	1,065,000	1,065,000

				34,598,254

Kentucky: 2.57%
Ashland KY Ashland Hospital Corporation Kings Daughters Medical Center Project (Health Revenue) ±	2.14	2-1-2040	30,700,000	30,717,499
Ashland KY Medical Center Ashland Hospital Corporation Series B (Health Revenue)	5.00	2-1-2018	900,000	944,919
Harrison KY Harrison Memorial Hospital Project BAN (Health Revenue)	1.50	5-1-2017	9,065,000	9,068,626
Kentucky EDA Republic Services Incorporated Project Series A (Resource Recovery Revenue) ø	0.80	4-1-2031	3,000,000	3,000,000
Kentucky Public Transportation Infrastructure Authority Tolls Downtown Crossing Project BAN Series A (Transportation Revenue)	5.00	7-1-2017	50,920,000	52,863,616
Louisville & Jefferson Counties KY Louisville Gas & Electric Company Project (Utilities Revenue) ±	1.65	10-1-2033	2,000,000	2,009,560
Louisville & Jefferson Counties KY PCR Louisville Gas & Electric Company Project Series B (Utilities Revenue) ±	1.35	11-1-2027	16,000,000	16,056,480

10	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Kentucky (continued)
Louisville County KY Metropolitan District Sewer and Drainage System BAN (Water & Sewer Revenue)	5.00%	11-22-2016	$13,000,000	$13,222,950
Pikeville KY University of Pikeville College of Optometry BAN (Education Revenue, USDA Insured)	3.00	8-1-2017	13,950,000	14,073,318

				141,956,968

Louisiana: 1.39%
East Baton Rouge Parish LA Sewerage Commission Refunding Bond Series A (Water & Sewer Revenue) ±	0.82	2-1-2046	24,000,000	23,772,960
Louisiana Gas & Fuel Tax 2nd Lien Series A (Tax Revenue) ±	0.79	5-1-2043	11,200,000	11,178,944
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1 (Airport Revenue) ±	2.20	10-1-2040	750,000	758,678
Louisiana Offshore Terminal Authority Deepwater Loop LLC Project Series B-1A1 (Airport Revenue) ±	1.38	10-1-2037	3,115,000	3,117,554
Shreveport LA Water & Sewer Refunding Series A (Water & Sewer Revenue, Build America Mutual Assurance Company Insured)	4.00	12-1-2017	3,000,000	3,134,400
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 (Industrial Development Revenue) ø	0.65	11-1-2040	35,000,000	35,000,000

				76,962,536

Maine: 0.29%
Maine HEFA Series B (Health Revenue)	4.00	7-1-2016	525,000	525,053
Old Town ME Georgia Pacific Corporation Project (Resource Recovery Revenue) ø	0.60	12-1-2024	15,260,000	15,260,000

				15,785,053

Maryland: 1.83%
Maryland CDA Allendale Apartments Series I (Housing Revenue)	1.02	5-1-2017	10,000,000	9,998,300
Maryland CDA Bascilica Place Apartments Series 2015E (Housing Revenue)	1.10	3-1-2017	6,900,000	6,901,863
Maryland CDA Commons of Avalon Series 2015C (Housing Revenue)	1.00	1-1-2017	12,850,000	12,857,710
Maryland CDA Department of Housing & Community Development Marlborough Apartment Series I (Housing Revenue, FNMA Insured)	0.55	12-15-2016	2,050,000	2,049,139
Maryland CDA Department of Housing & Community Development Windsor Valley Apartments I & II Series G (Housing Revenue)	1.00	6-1-2017	16,500,000	16,501,155
Maryland CDA Hollins House (Housing Revenue)	1.27	11-1-2017	12,000,000	11,999,160
Maryland CDA Multifamily Development Conifer Village (Housing Revenue)	0.80	4-1-2017	13,000,000	13,007,540
Maryland CDA Tabco Towers Series K (Housing Revenue)	1.40	12-1-2017	7,150,000	7,159,796
Maryland Department of Housing and Community Development Series A (Housing Revenue)	1.25	10-1-2017	6,900,000	6,894,066
Maryland HEFA Suburban Hospital Series A (Health Revenue, National/FHA Insured)	4.75	7-1-2036	13,620,000	13,621,634
Maryland HEFA Suburban Hospital Series A (Health Revenue)	5.50	7-1-2016	415,000	415,062

				101,405,425

Massachusetts: 2.47%
Massachusetts Bay Transportation Authority Series A-2 (Transportation Revenue, Bank of Tokyo-Mitsubishi SPA) ±	0.40	3-1-2030	5,000,000	5,000,000
Massachusetts Consolidated Loan Series D-1 (Miscellaneous Revenue) ø	0.59	8-1-2043	78,750,000	78,750,000
Massachusetts Development Finance Agency Boston University Series U-6E (Education Revenue) ±	0.94	10-1-2042	14,000,000	14,002,240
Massachusetts HEFA Partners Healthcare Series G-2 (Health Revenue, AGM Insured) ±(m)	0.49	7-1-2042	17,810,000	17,810,000

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Massachusetts (continued)
Springfield MA (GO Revenue)	2.00%	8-1-2016	$4,920,000	$4,926,396
Tender Option Bond Trust Receipts Floaters Series 2016-XF2306 (Education Revenue, Morgan Stanley Bank LIQ) ø144A	0.70	7-1-2033	14,000,000	14,000,000
Uxbridge MA BAN (GO Revenue)	1.00	8-19-2016	2,045,000	2,045,716

				136,534,352

Michigan: 3.83%
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2016	4,855,000	4,929,087
Birmingham MI Public Schools (GO Revenue)	5.00	11-1-2017	4,955,000	5,244,174
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	685,000	703,906
Charlotte MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,515,000	1,687,786
Detroit MI (GO Revenue)	5.00	11-1-2017	7,485,000	7,831,780
Detroit MI Water Supply System Senior Lien Series B (Water & Sewer Revenue, National Insured)	5.00	7-1-2016	125,000	125,015
Forest Hills MI Public Schools (GO Revenue)	4.00	5-1-2017	2,150,000	2,210,265
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	3.00	11-1-2016	425,000	428,298
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2017	225,000	234,281
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	4.00	11-1-2018	220,000	235,464
Genesee County MI Limited Tax Water Supply System (GO Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2019	240,000	270,710
Grand Ledge MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,235,000	1,279,361
Kent MI Hospital Finance Authority Spectrum Health Series C (Health Revenue, Bank of New York Mellon LOC) ø	0.41	1-15-2026	13,645,000	13,645,000
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	2,325,000	2,389,170
Lake Orion MI Community School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	4,650,000	5,004,330
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	875,000	899,150
Mattawan MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	855,000	920,151
Michigan Central University Series A (Education Revenue, JPMorgan Chase & Company LOC) ø	0.46	10-1-2032	2,100,000	2,100,000
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series C (Water & Sewer Revenue)	5.00	11-1-2017	2,000,000	2,101,400
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2016	2,400,000	2,400,288
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-1 (Water & Sewer Revenue, AGM Insured)	5.00	7-1-2017	7,065,000	7,357,844
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-3 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	20,000,000	21,586,600
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2016	13,740,000	13,741,511
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-4 (Water & Sewer Revenue)	5.00	7-1-2017	15,000,000	15,609,450
Michigan Finance Authority Local Government Loan Program Detroit Water & Sewer Series D-7 (Water & Sewer Revenue)	5.00	7-1-2017	1,630,000	1,693,391

12	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Michigan (continued)
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00%	7-1-2017	$10,000,000	$10,417,600
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-5 (Water & Sewer Revenue, National Insured)	5.00	7-1-2018	17,500,000	18,888,275
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2016	8,300,000	8,300,913
Michigan Finance Authority Senior Lien Detroit Water & Sewer Series C-6 (Water & Sewer Revenue)	5.00	7-1-2018	4,130,000	4,435,372
Michigan Grant Anticipation Bonds (Miscellaneous Revenue, AGM Insured)	5.25	9-15-2018	1,500,000	1,582,740
Michigan Hospital Finance Authority Ascension Health Credit Group Series B-3 (Health Revenue) ±	0.95	11-15-2033	2,000,000	2,000,760
Michigan Hospital Finance Authority Ascension Health Group Project Series A-2 (Health Revenue) ±	1.50	11-1-2027	2,000,000	2,019,920
Michigan Hospital Finance Authority Ascension Health Group Project Series E-1 (Health Revenue) ±	1.10	11-15-2046	4,000,000	4,012,520
Michigan Hospital Finance Authority Ascension Health Series A-3 (Health Revenue) ±	1.87	11-1-2027	7,025,000	7,141,475
Michigan Hospital Finance Authority Ascension Health Series F-3 (Health Revenue) ±	1.40	11-15-2047	9,250,000	9,326,775
Michigan Hospital Finance Authority Refunding Ascension Health Senior Credit Group (Health Revenue) ±	1.50	11-15-2047	1,360,000	1,366,854
Michigan Strategic Fund Limited Obligation Events Center Project Series A (Tax Revenue) ±	4.13	7-1-2045	16,000,000	16,429,280
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	4.00	5-1-2017	645,000	662,415
Pinckney MI Community Schools (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	1,035,000	1,112,553
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2017	1,000,000	1,035,320
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	750,000	806,198
Rockford MI Public School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2019	1,000,000	1,111,770
Walled Lake MI Consolidated School District (GO Revenue, Qualified School Board Loan Fund Insured)	5.00	5-1-2018	6,020,000	6,478,724

				211,757,876

Minnesota: 0.89%
Minneapolis & St. Paul MN Housing & RDA HealthSpan Series B (Health Revenue, Ambac Insured) ±(m)(n)	0.59	11-15-2017	6,500,000	6,435,000
Minneapolis MN Housing Broadway Flats Apartments Project (Housing Revenue)	0.55	12-1-2016	13,000,000	12,997,660
Minneapolis MN Plymouth Stevens House Project Series A (Housing Revenue)	1.00	12-1-2017	2,400,000	2,401,344
Minneapolis MN Seward Towers Apartments Project Series A (Housing Revenue)	1.10	1-1-2018	11,700,000	11,719,773
Minnesota Housing Finance Agency Multifamily Housing Project (Housing Revenue) ±	0.55	2-1-2017	13,500,000	13,498,245
Pipestone County MN Medical Center BAN (Health Revenue)	0.85	5-1-2017	1,900,000	1,901,235

				48,953,257

Mississippi: 0.71%
Mississippi Business Finance Corporation Coast Electric Power Association (Utilities Revenue) ±	0.75	5-1-2037	1,312,000	1,312,210

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Mississippi (continued)
Mississippi Business Finance Corporation Gulf Power Company Project (Industrial Development Revenue) ±	0.44%	11-1-2042	$7,100,000	$7,100,000
Mississippi Business Finance Corporation Mississippi Power Company Project (Industrial Development Revenue) ±	0.50	12-1-2027	9,400,000	9,400,000
Mississippi Business Finance Corporation Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.38	3-1-2027	800,000	802,568
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.00	10-1-2016	535,000	539,938
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2017	565,000	591,521
Mississippi Development Bank Magnolia Regional Health Center Series 2011A (Health Revenue)	5.50	10-1-2018	595,000	643,368
Mississippi Development Bank Special Obligation Refunding Biloxi Mississippi Project Series A (Miscellaneous Revenue, Ambac Insured)	4.50	11-1-2018	1,810,000	1,833,983
Mississippi Hospital Equipment & Facilities Authority Baptist Memorial Health Series B2 (Health Revenue) ±144A	0.75	9-1-2022	8,500,000	8,500,000
Mississippi Hospital Equipment & Facilities Authority Mississippi Baptist Health System Incorporated Series A (Health Revenue)	5.00	8-15-2018	4,110,000	4,292,073
Perry County MS PCR Leaf River Forest Products Incorporated Project (Industrial Development Revenue, Georgia-Pacific LLC LOC) ø144A	0.60	2-1-2022	4,000,000	4,000,000

				39,015,661

Missouri: 0.71%
Missouri HEFA Saint Louis University Series B-1 (Education Revenue, Barclays Bank plc LOC) ø	0.33	10-1-2035	6,140,000	6,140,000
Springfield MO Public Utility Refunding (Utilities Revenue)	5.00	8-1-2016	6,660,000	6,686,307
Springfield MO Public Utility Refunding (Utilities Revenue)	5.00	8-1-2017	14,835,000	15,551,827
St. Louis MO Series 004 (Airport Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.59	7-1-2026	11,030,000	11,030,000

				39,408,134

Nebraska: 0.20%
Hall County NE Airport Authority BAN Series A (GO Revenue)	1.50	8-15-2016	3,745,000	3,744,850
Tender Option Bond Trust Receipts for Nebraska Series XM0184 (Airport Revenue, AGC Insured, Bank of America NA LIQ) ø144A	0.76	10-1-2033	7,500,000	7,500,000

				11,244,850

Nevada: 0.02%
Clark County NV School District (GO Revenue)	5.00	6-15-2018	1,000,000	1,062,780

New Jersey: 6.60%
Atlantic County NJ BAN (GO Revenue)	2.00	6-22-2017	19,566,000	19,782,596
Beach Haven NJ BAN (GO Revenue)	2.00	5-12-2017	5,085,000	5,125,985
Burlington County NJ Governmental Leasing Program Series A (Miscellaneous Revenue)	2.00	4-26-2017	3,130,000	3,161,331
Burlington County NJ Governmental Leasing Program Series B (Miscellaneous Revenue)	2.00	4-26-2017	10,370,000	10,473,804
Clinton NJ BAN (GO Revenue)	1.50	1-25-2017	2,909,000	2,917,960
East Brunswick NJ BAN (GO Revenue)	2.00	3-17-2017	15,000,000	15,132,000
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	3.00	6-1-2017	1,420,000	1,446,156
East Orange NJ Capital Improvement Series A (GO Revenue, AGM Insured)	4.00	6-1-2018	650,000	686,296

14	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
Essex County NJ BAN (GO Revenue)	2.00%	12-14-2016	$1,090,480	$1,094,547
Franklin NJ BAN Series A (GO Revenue)	2.00	4-12-2017	5,226,250	5,267,851
Glassboro NJ School District Refunding (GO Revenue, National Insured)	4.00	8-15-2017	1,355,000	1,360,406
Hackensack NJ (GO Revenue)	1.50	11-9-2016	14,000,000	14,040,040
Hammonton NJ BAN (GO Revenue)	1.75	11-29-2016	2,741,851	2,753,668
Hawthorne NJ BAN (GO Revenue)	2.00	10-28-2016	7,526,600	7,557,309
Hightstown NJ BAN (GO Revenue)	2.00	2-1-2017	3,809,000	3,832,806
Linden NJ BAN (GO Revenue)	2.00	4-11-2017	4,339,208	4,374,312
Maple Shade NJ BAN (GO Revenue)	2.00	6-29-2017	8,572,449	8,634,942
New Jersey Building Authority Series A (Miscellaneous Revenue)	4.00	6-15-2017	1,065,000	1,094,437
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2017	5,595,000	5,802,854
New Jersey Building Authority Series A (Miscellaneous Revenue)	5.00	6-15-2019	1,100,000	1,190,904
New Jersey Certificate of Participation Equipment Lease Purchase Series A (Miscellaneous Revenue)	5.00	6-15-2017	1,000,000	1,037,450
New Jersey EDA Prerefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2016	765,000	779,130
New Jersey EDA Refunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	7,785,000	8,270,161
New Jersey EDA Refunding Transportation Project Sublease Series A (Transportation Revenue)	5.00	5-1-2018	5,170,000	5,473,841
New Jersey EDA School Facilities Construction Notes Series DD1 (Miscellaneous Revenue)	5.00	12-15-2018	2,220,000	2,386,100
New Jersey EDA School Facilities Construction Notes Series K (Miscellaneous Revenue) ±	1.12	2-1-2017	9,800,000	9,777,166
New Jersey EDA School Facilities Construction Series C (Miscellaneous Revenue) ±	2.21	2-1-2018	2,000,000	1,991,640
New Jersey EDA School Facilities Construction Series PP (Miscellaneous Revenue)	5.00	6-15-2019	12,710,000	13,779,419
New Jersey EDA School Facilities Construction Series XX (Miscellaneous Revenue)	5.00	6-15-2019	15,000,000	16,262,100
New Jersey EDA Transportation Project Series A (Transportation Revenue)	5.00	5-1-2017	11,175,000	11,542,322
New Jersey EDA Unrefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2016	1,245,000	1,270,286
New Jersey EDA Unrefunded School Facilities Construction Series DD1 (Miscellaneous Revenue)	5.00	12-15-2017	315,000	331,191
New Jersey HEFAR Student Loan Assistance Series 1 (Education Revenue)	5.00	12-1-2017	600,000	630,900
New Jersey HFA NCC Manor Project Series 2015K (Housing Revenue) ±	1.05	2-1-2018	20,500,000	20,512,095
New Jersey HFA Prospect Park Apartments Project Series 2015R (Housing Revenue) ±	0.88	10-1-2017	8,145,000	8,147,851
New Jersey Higher Education Assistance Authority Senior Series 1A (Education Revenue)	5.00	12-1-2017	1,740,000	1,832,220
New Jersey Higher Education Student Assistance Authority Series 1 (Education Revenue)	5.00	12-1-2016	2,950,000	2,999,678
New Jersey Higher Education Student Assistance Authority Series 1A (Education Revenue)	5.00	12-1-2017	2,000,000	2,105,120
New Jersey Housing and Mortgage Finance Agency Oakwood Towers Project Series U (Housing Revenue) ±	0.80	11-1-2017	3,000,000	2,996,100
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	0.55	11-1-2016	3,135,000	3,134,373
New Jersey Housing and Mortgage Finance Agency Series B (Housing Revenue)	1.05	5-1-2018	2,000,000	2,001,200
New Jersey Housing and Mortgage Finance Agency Series F (Housing Revenue) ±	0.95	3-1-2018	8,450,000	8,454,310
New Jersey Housing and Mortgage Finance Agency Trent Center West Senior Apartments Project Series FF (Housing Revenue)	1.10	12-1-2017	6,000,000	6,004,620
New Jersey Transportation Program Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2016	4,625,000	4,725,871
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00	12-15-2016	8,845,000	9,008,721

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue)	5.00%	12-15-2019	$4,405,000	$4,817,528
New Jersey Transportation Trust Fund Series A (Miscellaneous Revenue, Ambac Insured)	5.75	6-15-2017	1,700,000	1,775,786
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2017	695,000	721,028
New Jersey Transportation Trust Fund Series AA (Miscellaneous Revenue)	5.00	6-15-2020	1,600,000	1,762,352
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue)	5.00	6-15-2017	3,135,000	3,252,406
New Jersey Transportation Trust Fund Series B (Miscellaneous Revenue, National Insured)	5.50	12-15-2017	2,505,000	2,658,156
New Jersey Transportation Trust Fund Series B-1 (Transportation Revenue)	5.00	12-15-2017	2,125,000	2,237,965
New Jersey Transportation Trust Fund Series B-2 (Transportation Revenue, Syncora Guarantee Incorporated Insured)	5.00	12-15-2016	14,515,000	14,783,673
New Jersey TTFA Series DC8033 (Transportation Revenue, Dexia Credit Local LOC, AGM Insured, Dexia Credit Local LIQ) ø144A	0.59	12-15-2022	12,305,000	12,305,000
New Jersey Turnpike Authority Series C (Transportation Revenue) ±	0.89	1-1-2017	13,000,000	13,002,730
Newark NJ Refunding General Improvement Series A (GO Revenue)	4.00	10-1-2016	3,710,000	3,732,557
Newark NJ TAN Series A (GO Revenue)	2.50	2-15-2017	4,500,000	4,525,695
Sussex County NJ Municipal Utilities Authority BAN (Water & Sewer Revenue)	2.00	12-1-2016	6,000,000	6,033,240
Tender Option Bond Trust Receipts Floaters Series 2016-XG0047 (Health Revenue, AGC Insured, Deutsche Bank LIQ) ø144A	0.40	7-1-2038	21,805,285	21,805,285
Union County NJ BAN (GO Revenue)	1.25	3-3-2017	6,979,670	6,991,954
Union County NJ BAN (GO Revenue)	1.50	3-22-2017	3,526,000	3,539,469

				365,128,893

New Mexico: 0.73%
New Mexico Municipal Energy Acquisition Authority Gas Supply Sub Series B (Utilities Revenue, Royal Bank of Canada SPA) ±	1.06	11-1-2039	40,685,000	40,368,878

New York: 13.29%
Babylon NY IDA Covanta Babylon Series A (Industrial Development Revenue)	5.00	1-1-2018	2,500,000	2,651,500
Binghamton NY City School District TAN (GO Revenue)	1.50	1-31-2017	3,000,000	3,010,770
Broome County NY BAN (GO Revenue)	2.00	5-5-2017	19,620,000	19,824,833
Chautauqua County NY Ripley Central School District BAN Series A (GO Revenue)	2.00	11-22-2016	1,605,500	1,612,885
Cicero NY BAN (GO Revenue)	2.00	3-31-2017	3,660,549	3,685,075
Cold Spring NY BAN (GO Revenue)	2.00	5-12-2017	3,040,000	3,064,715
Concord NY BAN (GO Revenue)	2.00	2-23-2017	2,664,000	2,679,105
Cortland NY Cincinnatus Central School District BAN (GO Revenue)	1.50	8-19-2016	2,500,000	2,502,700
Franklin County NY Salmon River Central School District BAN (GO Revenue)	1.50	7-22-2016	2,000,000	2,000,780
Freeport NY BAN Series C (GO Revenue)	2.00	5-3-2017	11,360,000	11,468,261
Fulton NY City School District BAN (GO Revenue)	2.00	6-29-2017	12,575,000	12,719,361
Hamburg NY BAN (GO Revenue) %%	2.00	7-6-2017	6,580,000	6,664,882
Hancock NY Central School District BAN (GO Revenue) %%	2.00	7-6-2017	4,950,000	5,003,411
Hempstead NY Budget Notes (GO Revenue)	2.00	12-16-2016	13,400,000	13,467,670
Long Beach NY BAN (GO Revenue)	1.50	2-16-2017	3,575,000	3,585,618
Long Island NY Power Authority Electric System Series C (Utilities Revenue) ±	1.20	5-1-2033	10,000,000	9,981,100
Metropolitan Transportation Authority New York BAN Series B-1 (Transportation Revenue)	0.25	8-1-2016	2,000,000	1,999,320
Metropolitan Transportation Authority New York Refunding Series 2008A-2A (Tax Revenue) ±	0.79	11-1-2026	6,905,000	6,878,899
Metropolitan Transportation Authority New York Refunding Sub Series B-3A (Tax Revenue) ±	0.78	11-1-2028	3,000,000	2,965,260

16	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Metropolitan Transportation Authority New York Series A3 (Transportation Revenue) ±	0.91%	11-15-2042	$10,000,000	$9,897,500
Metropolitan Transportation Authority New York Series D-2 (Transportation Revenue) ±	0.75	11-15-2044	6,100,000	6,090,545
Metropolitan Transportation Authority New York Sub Series 3-3B (Tax Revenue) ±	0.75	11-1-2030	42,470,000	42,423,283
Metropolitan Transportation Authority New York Sub Series D-2A (Transportation Revenue, AGM Insured) ±	0.79	11-1-2032	36,650,000	36,590,627
Nassau County NY TAN Series A (GO Revenue)	2.00	9-15-2016	30,185,000	30,268,311
Nassau NY Health Care Corporation Series D-1 (Health Revenue, JPMorgan Chase & Company LOC) ø	0.42	8-1-2029	12,380,000	12,380,000
New York Akron Central School District BAN (GO Revenue) %%	2.00	6-22-2017	6,423,907	6,507,354
New York Energy R&D Authority PCR Keyspan Generation Series A (Industrial Development Revenue, Ambac Insured) ±(m)	0.25	10-1-2028	2,100,000	2,100,000
New York Energy R&D Authority Rochester Gas and Electric Company Project Series A (Resource Recovery Revenue, National Insured) ±	4.75	5-15-2032	1,650,000	1,650,198
New York Energy R&D Authority Rochester Gas and Electric Company Project Series C (Industrial Development Revenue, National Insured) ±	5.00	8-1-2032	4,250,000	4,264,195
New York Environmental Facilities Corporation Waste Management Incorporated Project Series A (Resource Recovery Revenue)	2.75	7-1-2017	1,650,000	1,682,736
New York Local Government Assistance Corporation Refinance Sub Lien Series A-10V (Tax Revenue, AGM Insured) ±(m)(n)	0.45	4-1-2017	6,400,000	6,384,000
New York Local Government Refunding Series C (Tax Revenue)	5.50	4-1-2017	1,420,000	1,465,596
New York Nassau Health Care Corporation RAN (Health Revenue)	2.00	1-17-2017	8,000,000	8,034,560
New York NY Adjusted Fiscal 2008 Sub Series A-3 (GO Revenue, AGM Insured) ±(m)	0.55	8-1-2026	1,300,000	1,300,000
New York NY Adjusted Fiscal 2008 Sub Series C4 (GO Revenue, AGC Insured) ±(m)	0.55	10-1-2027	53,500,000	53,500,000
New York NY Adjusted Fiscal 2008 Sub Series J7 (GO Revenue) ±	0.88	8-1-2021	8,325,000	8,325,333
New York NY Adjusted Fiscal 2015 Sub Series F-4 (GO Revenue, Bank of Tokyo-Mitsubishi LOC) ±	0.42	6-1-2044	8,500,000	8,500,000
New York NY Housing Development Corporation Series E-1A (Housing Revenue)	0.75	11-1-2016	1,705,000	1,705,136
New York NY Series A-6 (GO Revenue) ±	0.91	8-1-2031	39,950,000	39,878,490
New York NY Series J Sub Series J-2 (GO Revenue, AGM Insured) ±(m)	0.55	6-1-2036	17,800,000	17,800,000
New York NY Series J Sub Series J-3 (GO Revenue, AGM Insured) ±(m)	0.50	6-1-2036	25,275,000	25,275,000
New York NY Series J-4 (GO Revenue) ±	0.96	8-1-2025	10,865,000	10,865,326
New York NY Series J-9 (GO Revenue) ±	0.79	8-1-2027	38,000,000	37,968,840
New York NY Sub Series C-4 (GO Revenue, AGM Insured) ±(m)	0.15	1-1-2032	1,025,000	1,025,000
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2007 Series A (Tax Revenue, Dexia Credit Local SPA) ø	0.55	8-1-2022	1,200,000	1,200,000
New York NY Transitional Finance Authority NYC Recovery Series 3 (Tax Revenue, Dexia Credit Local SPA) ø	0.64	11-1-2022	23,375,000	23,375,000
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2017	12,500,000	12,947,375
New York Transportation Development Corporation American Airlines Incorporated John F. Kennedy International Airport Project (Airport Revenue)	5.00	8-1-2018	10,000,000	10,628,800
New York Urban Development Corporation Certificate of Participation James A Farley Post Office Project (Miscellaneous Revenue) 144A	4.20	2-1-2017	37,360,000	37,374,944
Norwood NY Central School District BAN (GO Revenue)	2.00	8-5-2016	2,000,000	2,002,040
Orange County NY Board of Cooperative Educational Services RAN (Miscellaneous Revenue)	1.50	7-28-2016	11,000,000	11,005,060
Oyster Bay NY BAN Series A (GO Revenue)	2.75	2-3-2017	11,000,000	11,055,770
Oyster Bay NY Public Improvement (GO Revenue)	3.00	8-15-2017	780,000	784,508
Rome NY BAN (GO Revenue)	1.25	9-30-2016	14,100,000	14,108,601
Rome NY BAN (GO Revenue)	1.38	9-30-2016	2,250,000	2,251,710

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

New York (continued)
Sackets Harbor NY BAN (GO Revenue)	2.00%	6-16-2017	$2,750,000	$2,776,565
Saltaire NY RAN (GO Revenue)	2.00	10-21-2016	5,000,000	5,018,800
Sleepy Hollow NY BAN Series B (GO Revenue)	1.25	11-23-2016	5,315,000	5,318,242
Steuben County NY BAN (GO Revenue)	1.38	8-26-2016	3,750,000	3,751,875
Suffolk County NY Public Improvement Serial Bonds Series B (GO Revenue)	2.00	10-15-2016	1,000,000	1,003,530
Suffolk County NY Public Improvement Serial Bonds Series B (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	10-15-2019	880,000	909,198
Suffolk County NY TAN (GO Revenue)	2.00	7-27-2016	29,800,000	29,829,204
Suffolk County NY TAN Series I (GO Revenue)	1.50	9-30-2016	4,120,000	4,129,394
Suffolk County NY TAN Series I (GO Revenue)	2.00	9-30-2016	23,000,000	23,071,760
Triborough Bridge & Tunnel Authority New York Refunding Bond General Sub Series B-4 (Transportation Revenue) ±	0.83	1-1-2029	4,500,000	4,499,280
Ulster County NY BAN (GO Revenue)	2.00	7-28-2016	3,325,036	3,327,995
Utica NY School District (GO Revenue)	2.00	7-22-2016	1,000,000	1,000,440
Utica NY School District (GO Revenue)	3.00	7-1-2016	960,000	960,048
Utica NY School District (GO Revenue)	3.00	7-1-2017	1,320,000	1,341,622
Vestal NY BAN (GO Revenue)	2.00	5-12-2017	4,350,000	4,388,367
Watertown NY BAN (GO Revenue)	2.00	4-20-2017	5,850,000	5,885,627
Westchester County NY Hudson Project (Health Revenue)	3.00	1-1-2017	500,000	504,395
Yonkers NY Series A (GO Revenue)	4.00	7-1-2016	2,835,000	2,835,284
Yonkers NY Series B (GO Revenue)	3.00	7-1-2016	1,290,000	1,290,090
Yonkers NY Series C (GO Revenue)	4.00	8-15-2016	2,085,000	2,093,986
Yonkers NY Series D (GO Revenue)	2.00	8-1-2016	3,325,000	3,329,223
Yonkers NY Series D (GO Revenue)	3.00	8-15-2016	660,000	662,059
Yonkers NY Series D (GO Revenue)	3.00	8-1-2017	2,045,000	2,092,424
Yonkers NY Series D (GO Revenue)	4.00	8-1-2018	3,135,000	3,328,868
Yonkers NY Series E (GO Revenue)	3.25	9-1-2017	790,000	811,915
Yonkers NY Series E (GO Revenue)	4.00	9-1-2018	1,225,000	1,304,931
Yonkers NY Series F (GO Revenue)	2.00	9-1-2017	345,000	349,564
Yonkers NY Series F (GO Revenue)	3.00	9-1-2018	350,000	365,754

				734,562,423

North Carolina: 0.77%
Ashville NC Housing Authority Spruce Hill Apartments (Housing Revenue) ±	0.95	8-1-2019	10,000,000	9,997,100
Charlotte NC Housing Authority MFHR Boulevard Phase III Project (Housing Revenue) ±	0.75	8-1-2017	10,500,000	10,501,365
Greensboro NC Housing Authority Claremont Courts Project (Housing Revenue) ±	0.95	11-1-2017	4,800,000	4,801,008
Hertford County NC IDA Nucor Corporation Project (Industrial Development Revenue) ±	0.73	11-1-2033	5,000,000	5,000,000
North Carolina Capital Finance Republic Services Incorporated Project Series 2013 (Resource Recovery Revenue) ±	0.80	6-1-2038	12,000,000	12,000,000

				42,299,473

North Dakota: 0.30%
Burleigh County ND (Tax Revenue, AGM Insured)	5.00	11-1-2016	600,000	608,598
Dickinson ND Series A (Tax Revenue)	3.00	10-1-2017	1,100,000	1,128,699
Hazen ND Sakakawea Medical Center Project BAN (Health Revenue)	2.50	7-1-2017	3,000,000	3,006,270
North Dakota HFA Meadowlark Heights Apartments Project (Housing Revenue)	0.40	9-1-2016	8,000,000	7,997,920
Williston ND Series A (Tax Revenue, AGM Insured)	3.00	5-1-2017	3,875,000	3,911,658

				16,653,145

18	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 3.41%
Cleveland OH Airport System Series A (Airport Revenue, Ambac Insured)	5.25%	1-1-2017	$2,315,000	$2,363,870
Cleveland OH Airport System Series C (Airport Revenue, AGC Insured)	5.00	1-1-2017	2,895,000	2,956,490
Crawford County OH Avita Health System Obligated Group Project (Health Revenue)	1.43	11-1-2017	15,000,000	15,053,100
Cuyahoga OH Metropolitan Housing Authority Bohn Tower Apartments Project (Housing Revenue)	0.70	3-1-2017	12,700,000	12,701,143
Franklin County OH Hospital Facilities Series B (Health Revenue, Barclays Bank plc SPA) ø	0.42	11-15-2041	30,000,000	30,000,000
Franklin County OH Poindexter Phase IIA Project (Housing Revenue) ±	1.10	12-1-2018	3,000,000	3,004,140
Lancaster OH Port Authority (Utilities Revenue) ±	0.71	2-1-2017	3,895,000	3,893,598
Lancaster OH Port Authority (Utilities Revenue) ±	0.76	8-1-2017	3,240,000	3,240,227
Lancaster OH Port Authority (Utilities Revenue) ±	0.81	2-1-2018	7,225,000	7,210,333
Lancaster OH Port Authority (Utilities Revenue) ±	0.86	8-1-2018	4,000,000	3,993,840
Marietta OH BAN (GO Revenue)	1.50	5-12-2017	3,475,000	3,491,750
Medina County OH Manor Apartments Project (Housing Revenue) ±	1.00	12-1-2017	3,000,000	3,003,270
Ohio Air Quality Development Authority AMT Refunding Bond Pollution Control 1st Energy Series C (Industrial Development Revenue) ±	3.95	11-1-2032	450,000	460,607
Ohio Air Quality Development Authority FirstEnergy Generation Series 2009-A (Utilities Revenue)	5.70	8-1-2020	16,790,000	18,561,513
Ohio American Municipal Power Incorporated BAN (Utilities Revenue)	1.00	10-21-2016	4,500,000	4,502,520
Ohio HFA Coopermill Manor Project (Housing Revenue)	0.85	8-1-2017	15,850,000	15,849,049
Ohio HFA MFHR Walnut Court Senior Apartments (Housing Revenue)	0.50	8-1-2016	3,900,000	3,899,844
Ohio Higher Educational Facility John Carroll University Project (Education Revenue) ±	2.25	9-1-2033	1,790,000	1,828,557
Ohio Housing Finance Agency Northland Village Apartments Project (Housing Revenue) ±	1.00	5-1-2019	14,000,000	14,006,020
Ohio Major New State Infrastructure Project Series 3 (Miscellaneous Revenue)	5.00	12-15-2016	1,960,000	2,000,474
Ohio University Hospital Health System Series B (Health Revenue) ø	0.72	1-15-2033	12,720,000	12,720,000
Ohio University Hospital Health System Series B (Health Revenue) ø	0.72	1-15-2045	13,000,000	13,000,000
Ohio Water Development Authority Waste Management Project (Resource Recovery Revenue)	2.25	7-1-2021	1,250,000	1,250,050
Seven Hills OH BAN (GO Revenue)	1.13	7-7-2016	2,020,000	2,020,101
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2016	1,760,000	1,760,176
Warren County OH Health Care Facilities Otterbein Homes Series A (Health Revenue)	4.00	7-1-2017	4,375,000	4,507,869
Warrensville Heights OH BAN (GO Revenue)	2.13	8-11-2016	1,220,000	1,221,598

				188,500,139

Oklahoma: 0.37%
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2018	1,000,000	1,033,980
Cleveland County OK Detention Facilities Project (Tax Revenue)	3.00	3-1-2019	1,505,000	1,582,056
Cleveland County OK Educational Facilities Moore Public Schools Project (Miscellaneous Revenue)	5.00	6-1-2017	4,825,000	5,009,798
Comanche County OK Hospital Authority Refunding (Health Revenue)	5.00	7-1-2017	2,855,000	2,939,337
Oklahoma Capitol Improvement Authority Higher Education Projects Series A (Miscellaneous Revenue)	5.00	7-1-2018	2,225,000	2,414,481
Oklahoma County OK Independent School District #52 Series B (GO Revenue)	2.00	3-1-2017	2,550,000	2,572,670
Oklahoma Housing Finance Agency Cherokee Terrace Apartments (Housing Revenue, GNMA Insured) ±	0.70	12-1-2017	5,000,000	4,998,700

				20,551,022

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Oregon: 0.63%
Oregon Facilities Authority Peace Health Hospitals Series A (Health Revenue, U.S. Bank NA LOC) ø	0.40%	8-1-2034	$14,000,000	$14,000,000
Oregon Facilities Authority Providence Health & Services Series C (Health Revenue) ±	1.27	10-1-2020	14,650,000	14,650,147
Oregon Housing Development Holiday Garden Apartments Series 2015D (Housing Revenue) ±	0.80	8-1-2018	6,400,000	6,398,272

				35,048,419

Pennsylvania: 3.69%
Allentown PA Hospital Authority Sacred Heart Hospital (Health Revenue)	6.00	11-15-2016	115,000	117,359
Beaver County PA IDA FirstEnergy Generation Series A (Utilities Revenue)	2.15	3-1-2017	3,300,000	3,311,781
Beaver County PA IDA FirstEnergy Generation Series A (Miscellaneous Revenue) ±	2.20	1-1-2035	3,000,000	3,000,060
Beaver County PA IDA FirstEnergy Generation Series B (Utilities Revenue) ±	2.50	12-1-2041	4,000,000	4,036,360
Beaver County PA IDA FirstEnergy Generation Series B (Industrial Development Revenue) ±	3.50	12-1-2035	3,000,000	3,056,130
Bethlehem PA Area School District Authority (Miscellaneous Revenue) ±	0.75	1-1-2030	8,115,000	8,099,582
Chester County PA IDA University Student Housing Project Series C-1 (Housing Revenue)	0.65	2-1-2017	1,900,000	1,899,696
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2016	435,000	435,022
Clarion County PA IDA Clarion University Housing Project Series D (Housing Revenue)	3.00	7-1-2017	900,000	913,113
Greater Latrobe PA School District (Miscellaneous Revenue)	3.00	10-1-2016	4,580,000	4,607,159
Leigh County PA IDA PPL Corporation Series A (Industrial Development Revenue) ±	0.90	9-1-2029	12,500,000	12,510,250
Lycoming County PA Authority Association of Independent Colleges & Universities of Pennsylvania Financing Program (Education Revenue) ±	3.00	11-1-2035	4,000,000	4,023,400
Montgomery County PA IDA Acts Retirement Community Series B (Health Revenue)	5.00	11-15-2017	2,300,000	2,335,075
Montgomery County PA IDA Refunding Peco Energy Company Project Series A (Industrial Development Revenue) ±	2.55	6-1-2029	12,910,000	13,273,287
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.66	11-1-2018	700,000	694,918
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.72	11-1-2019	1,000,000	989,150
North Pennsylvania Water Authority (Water & Sewer Revenue) ±	0.81	11-1-2024	5,000,000	4,960,450
Northampton County PA General Purpose Hospital Authority St. Luke’s Hospital Project Series C (Health Revenue) ±	4.50	8-15-2032	2,500,000	2,510,525
Pennsylvania EDFA Solid Waste Disposal Republic Services Incorporated Project Series A (Resource Recovery Revenue) ±	0.90	4-1-2019	10,750,000	10,750,000
Pennsylvania EDFA Solid Waste Disposal Waste Management Incorporated Project (Resource Recovery Revenue) ±	0.85	8-1-2045	36,300,000	36,296,370
Pennsylvania HEFA AICUP Financing Program York College of Pennsylvania Project Series T-2 (Education Revenue) ±	1.35	5-1-2034	2,565,000	2,569,874
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	4.00	3-1-2020	735,000	800,275
Pennsylvania HEFA Wilkes University Project Series A (Education Revenue)	5.00	3-1-2021	500,000	573,845
Pennsylvania HEFAR Associated Independent Colleges Series 13 (Education Revenue) ±	1.20	11-1-2031	225,000	225,245
Pennsylvania HEFAR Association of Independent Colleges and Universities of Pennsylvania Financing Program Mount Aloysius College Project Series R1 (Education Revenue) ±	1.25	11-1-2041	1,500,000	1,502,040
Pennsylvania HEFA Independent Colleges Series I4 (Education Revenue) ±	1.50	11-1-2031	5,800,000	5,843,790
Pennsylvania Public School Building Authority The School District of Pennsylvania Project (Miscellaneous Revenue)	5.00	4-1-2017	3,500,000	3,591,000
Pennsylvania Series 2 (GO Revenue)	5.00	4-15-2017	1,250,000	1,293,375

20	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission Series B-1 (Transportation Revenue) ±	1.01%	12-1-2018	$19,000,000	$18,929,320
Philadelphia PA School District (GO Revenue)	3.00	9-1-2016	1,450,000	1,455,046
Philadelphia PA School District Refunding Bond Series C (GO Revenue)	5.00	9-1-2018	1,880,000	2,011,130
Philadelphia PA School District Series B (GO Revenue)	5.00	9-1-2016	3,500,000	3,523,975
Philadelphia PA School District Series C (GO Revenue)	5.00	9-1-2018	250,000	267,438
Philadelphia PA School District Series D (GO Revenue)	4.00	9-1-2016	240,000	241,272
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2016	4,360,000	4,391,087
Philadelphia PA School District Series D (GO Revenue)	5.00	9-1-2017	6,050,000	6,306,218
Philadelphia PA School District Series E (GO Revenue)	5.00	9-1-2018	145,000	155,114
Philadelphia PA School District Series F (GO Revenue, BHAC Insured)	5.00	9-1-2016	450,000	453,195
Pine-Richland PA School District (GO Revenue, AGM Insured)	4.50	7-15-2030	1,000,000	1,001,700
Tunkhannock PA School District (GO Revenue, Build America Mutual Assurance Company Insured)	2.00	7-15-2016	1,240,000	1,240,694
University Area Joint Authority Pennsylvania Refunding Bond (Water & Sewer Revenue) ±	0.79	11-1-2028	3,300,000	3,294,885
Upper Darby PA School District (GO Revenue)	3.00	5-1-2017	500,000	508,990
Upper Darby PA School District (GO Revenue)	4.00	5-1-2018	700,000	738,591
Warwick PA School District (GO Revenue)	3.00	2-15-2017	1,000,000	1,014,730
Warwick PA School District (GO Revenue)	4.00	2-15-2018	1,250,000	1,314,863
Warwick PA School District (GO Revenue)	4.00	2-15-2019	1,025,000	1,108,353
Washington County PA Hospital Authority Series A (Health Revenue, PNC Bank NA LOC) ±	0.50	7-1-2037	3,310,000	3,310,000
Washington County PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC) ±	0.50	7-1-2031	3,235,000	3,235,000
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2016	1,080,000	1,080,086
Washington County PA Washington Hospital Project (Health Revenue)	4.00	7-1-2017	1,085,000	1,111,572
Westmoreland County PA IDA Excela Health Project (Health Revenue)	4.00	7-1-2017	1,650,000	1,686,911
Westmoreland County PA IDA Excela Health Project (Health Revenue)	5.00	7-1-2018	1,650,000	1,752,069
York County PA Refunding Bond (GO Revenue) ±	0.61	6-1-2033	9,445,000	9,419,499

				203,770,869

Puerto Rico: 0.27%
Puerto Rico Electric Power Authority Series L (Utilities Revenue, National Insured)	5.50	7-1-2016	2,000,000	2,000,200
Puerto Rico Electric Power Authority Series SS (Utilities Revenue, National Insured)	5.00	7-1-2016	725,000	725,065
Puerto Rico Electric Power Authority Series TT (Utilities Revenue, AGM Insured)	5.00	7-1-2017	550,000	561,281
Puerto Rico Highway & Transportation Authority Series E (Transportation Revenue, AGM Insured)	5.50	7-1-2017	575,000	597,805
Puerto Rico Municipal Finance Agency Series C (Miscellaneous Revenue, AGM Insured)	5.00	8-1-2016	4,935,000	4,951,680
Puerto Rico Public Improvement Series A (GO Revenue, AGC Insured)	5.00	7-1-2017	250,000	258,323
Puerto Rico Series A (GO Revenue, AGC Insured)	5.00	7-1-2016	6,065,000	6,065,667

				15,160,021

Rhode Island: 0.50%
East Providence RI TAN (GO Revenue)	1.50	7-28-2016	6,700,000	6,703,417
Providence RI Redevelopment Agency Public Safety Building Project Series A (Miscellaneous Revenue)	4.00	4-1-2018	3,025,000	3,167,387
Providence RI Series A (GO Revenue)	5.00	7-15-2017	1,400,000	1,456,364
Rhode Island HEFA (Health Revenue, AGM Insured)	5.00	5-15-2017	7,370,000	7,395,500
Rhode Island HEFA Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00	5-15-2017	1,815,000	1,847,743

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island (continued)
Rhode Island HEFA Refunding Bond Providence Financing Program (Education Revenue, AGM Insured)	3.00%	5-15-2018	$1,535,000	$1,591,304
Rhode Island Housing and Mortgage Finance Corporation Series 66-B (Housing Revenue) ±	1.09	10-1-2045	4,400,000	4,395,336
Rhode Island Student Loan Authority AMT Program Senior Series A (Education Revenue)	5.00	12-1-2019	750,000	830,550

				27,387,601

South Carolina: 0.35%
Berkeley County SC IDA Nucor Corporation Project (Industrial Development Revenue) ø	0.70	4-1-2030	5,000,000	5,000,000
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2017	600,000	606,390
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	3.00	4-1-2018	500,000	506,660
Jasper County SC Jasper County School Project (Miscellaneous Revenue)	4.00	4-1-2019	500,000	524,515
South Carolina HFA West Greenville Project (Housing Revenue) ±	1.00	4-1-2019	7,600,000	7,604,028
South Carolina Housing Finance & Development Authority Spartanburg 7 Project Series A (Housing Revenue) ±	1.05	1-1-2019	3,175,000	3,175,953
Woodruff SC BAN (Water & Sewer Revenue)	1.05	4-1-2017	2,045,000	2,045,736

				19,463,282

Tennessee: 1.05%
Clarksville TN Natural Gas Acquisition Corporation (Utilities Revenue)	5.00	12-15-2016	2,740,000	2,791,813
Knoxville TN Industrial Development Board Collateralized Housing Golden Age Retirement Village Project (Housing Revenue, GNMA Insured)	0.85	12-1-2017	5,900,000	5,911,092
Memphis TN HEFA Ashland Lakes II Apartments Project Series A (Housing Revenue, U.S. Bank NA LOC) ø	0.43	5-1-2043	11,500,000	11,500,000
Metropolitan Government Nashville & Davidson Counties TN Health & Education Facilities Meharry Medical College (Health Revenue, Ambac Insured)	6.00	12-1-2016	560,000	567,140
Nashville TN DWR (Water & Sewer Revenue)	0.68	7-27-2016	15,000,000	15,000,000
Nashville TN HEFA The Paddock at Grandview Apartments Project (Housing Revenue)	0.95	5-1-2018	16,500,000	16,507,755
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	9-1-2016	4,315,000	4,345,291
Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	9-1-2017	1,430,000	1,497,153

				58,120,244

Texas: 9.48%
Alamito TX Public Facilities Corporation HACEP RAD Conversion Program (Housing Revenue) ±	1.00	10-1-2018	9,500,000	9,499,335
Clear Creek TX Independent School District (GO Revenue) ±	3.00	2-15-2035	4,310,000	4,419,733
Dallas TX Independent High School District (GO Revenue) ±	1.50	2-15-2034	4,000,000	4,054,840
Fort Bend TX Independent School District Various School Building Series A (GO Revenue) ±	0.66	8-1-2040	6,675,000	6,675,534
Galveston TX Dickinson Independent High School District (GO Revenue) ±	1.05	8-1-2037	4,000,000	4,007,560
Galveston TX Hotel Occupancy Series B (Tax Revenue, AGM Insured)	4.00	9-1-2016	420,000	422,272
Harris County TX (Transportation Revenue) ±	1.03	8-15-2021	3,500,000	3,500,140
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-2 (GO Revenue) ±	3.00	2-15-2040	960,000	983,846
Harris County TX Cypress-Fairbanks Independent High School Series 2014B-3 (GO Revenue) ±	1.05	2-15-2044	12,000,000	12,006,600
Harris County TX Houston Independent School District Series B (GO Revenue) ±	0.95	6-1-2035	9,150,000	9,165,372

22	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Houston TX Hotel Occupancy Prerefunded Series B (Tax Revenue)	5.00%	9-1-2018	$1,735,000	$1,748,203
Houston TX Hotel Occupancy Unrefunded Series B (Tax Revenue)	5.00	9-1-2018	285,000	287,180
Lamar TX Consolidated Independent School District Schoolhouse Series A (GO Revenue) ±	2.00	8-15-2047	38,220,000	38,289,943
Midland County TX PFFA Compass Pointe Apartments (Housing Revenue)	1.25	3-1-2018	7,000,000	7,020,020
North East TX Independent School District Series A (GO Revenue) ±	2.00	8-1-2042	26,355,000	26,949,832
Northside TX Independent School District Building Project (GO Revenue) ±	2.13	8-1-2040	1,960,000	1,962,019
Northside TX Independent School District Building Project (GO Revenue) ±	2.00	8-1-2044	2,610,000	2,691,406
Northside TX Independent School District Series A (GO Revenue) ±	2.00	6-1-2039	27,715,000	28,538,690
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series B (Resource Recovery Revenue) ø	0.53	12-1-2039	10,000,000	10,000,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ±	0.52	11-1-2040	21,600,000	21,600,000
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series D (Resource Recovery Revenue) ø	0.53	11-1-2040	3,500,000	3,500,000
Richardson TX Independent School District Series A (GO Revenue)	5.00	2-15-2017	3,835,000	3,943,339
Round Rock TX Independent School District (GO Revenue) ±	1.50	8-1-2040	34,300,000	34,327,097
San Antonio TX Electric & Gas Refunding System Junior Lien Series A (Utilities Revenue) ±	0.67	2-1-2033	53,000,000	52,977,740
San Antonio TX Housing Trust Finance Corporation Freedom Hills Ranch Apartments Project (Housing Revenue)	1.00	1-1-2018	12,650,000	12,651,265
San Antonio TX Housing Trust Finance Corporation MFHR Masters Ranch Apartments Project (Housing Revenue)	0.50	9-1-2016	15,500,000	15,499,845
San Antonio TX Junior Lien No Reserve Fund Series F (Water & Sewer Revenue) ±	1.09	5-1-2043	12,320,000	12,321,109
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	2.00	11-15-2016	400,000	401,208
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	3.00	11-15-2017	485,000	494,909
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2018	500,000	527,370
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Refunding Series A (Health Revenue)	4.00	11-15-2019	510,000	546,185
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	3.00	11-15-2017	500,000	510,630
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2018	500,000	528,090
Tarrant County TX Cultural Education Facilities Finance Corporation Edgemere Project Series B (Health Revenue)	4.00	11-15-2019	710,000	761,582
Tarrant County TX Cultural Education Facilities Finance Corporation Hendrick Medical Center (Health Revenue)	4.00	9-1-2017	550,000	568,475
Tarrant County TX Cultural Education Facilities Finance Corporation Series 2973 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	0.65	11-15-2029	30,400,000	30,400,000
Tender Option Bond Trust Receipts Floaters Series 2016-XG0058 (Health Revenue, Deutsche Bank LIQ) ø144A	0.62	8-15-2027	4,985,000	4,985,000
Tennessee Energy Acquisition Corporation Series C (Utilities Revenue)	5.00	2-1-2017	6,925,000	7,090,992
Texas Affordable Housing Corporation Woodside Village Project (Housing Revenue) ±	1.00	12-1-2018	5,750,000	5,752,070
Texas Department of Housing and Community Affairs Good Samaritan Towers (Housing Revenue)	0.95	9-1-2017	5,620,000	5,623,372
Texas Lower Neches Valley Authority Chevron USA Incorporated Project (Industrial Development Revenue) ±	0.20	2-15-2017	18,000,000	17,987,760
Texas Municipal Gas Acquisition & Supply Corporation II Series A (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	1.13	9-15-2017	16,480,000	16,480,989

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	23

Security name	Interest rate	Maturity date	Principal	Value

Texas (continued)
Texas Municipal Gas Acquisition & Supply Corporation II Series B (Utilities Revenue, JPMorgan Chase & Company Guaranteed) ±	0.88%	9-15-2017	$43,265,000	$43,107,948
Texas Municipal Gas Acquisition & Supply Corporation III (Utilities Revenue)	5.00	12-15-2016	2,500,000	2,549,325
Texas Municipal Gas Acquisition & Supply Corporation Senior Lien Series B (Utilities Revenue) ±	0.98	12-15-2017	2,975,000	2,967,682
Texas Public Finance Authority Southern University Financing System (Education Revenue, Build America Mutual Assurance Company Insured)	5.00	11-1-2016	2,080,000	2,107,976
Texas Public Finance Authority Unemployment Compensation Series B (Miscellaneous Revenue)	4.00	7-1-2017	11,500,000	11,710,680
Texas Tollway Authority Series C (Transportation Revenue) ±	1.95	1-1-2038	1,535,000	1,563,904
Texas Tollway Authortiy Series D (Transportation Revenue, Royal Bank of Canada LOC) ø	0.41	1-1-2049	500,000	500,000
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Transportation Revenue, Banco Bilboa Vizcaya SPA) ø	0.65	4-1-2026	6,500,000	6,500,000
Texas Transportation Commission State Highway Fund Floating 1st Tier Series B (Tax Revenue) ±	0.74	4-1-2032	24,000,000	23,980,320
Texas Turnpike Authority Central Texas Turnpike System Prerefunded Capital Appreciation 1st Tier Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2016	4,755,000	4,751,909
Texas Turnpike Authority Central Texas Turnpike System Unrefunded Balance Capital Appreciation 1st Tier Series A (Transportation Revenue, Ambac Insured) ¤	0.00	8-15-2016	340,000	339,759
Williamson County TX (GO Revenue) ±	1.45	8-15-2034	2,600,000	2,625,012

				524,406,067

Vermont: 0.03%
Burlington VT Airport Refunding Series 2012B (Airport Revenue)	3.50	7-1-2018	1,560,000	1,586,005

Virgin Islands: 0.16%
Virgin Islands PFA Senior Lien Matching Fund Loan Series A (Miscellaneous Revenue)	4.00	10-1-2016	1,700,000	1,712,308
Virgin Islands PFA Senior Lien Matching Fund Loan Series B (Miscellaneous Revenue)	5.00	10-1-2017	6,950,000	7,263,932

				8,976,240

Virginia: 0.91%
Bedford VA American Municipal Power Incorporated (Utilities Revenue)	1.25	3-28-2017	4,385,000	4,394,121
Chesapeake VA EDA Electric and Power Company Series 2008A (Utilities Revenue) ±	1.75	2-1-2032	30,000,000	30,582,900
Fredericksburg VA EDA Mary Washington Healthcare Group Series A (Health Revenue) ±	2.29	8-1-2038	4,265,000	4,283,510
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2017	1,250,000	1,301,700
Greater Richmond VA Convention Center Authority (Tax Revenue)	5.00	6-15-2018	1,500,000	1,623,495
Louisa VA IDA Virginia Electric & Power Company Series C (Utilities Revenue) ±	0.70	11-1-2035	6,400,000	6,401,216
Virginia Housing Development Authority Series B (Housing Revenue)	2.25	9-1-2017	500,000	508,125
Virginia Small Business Financing Authority Hampton University (Education Revenue)	3.00	10-1-2016	955,000	960,501

				50,055,568

Washington: 0.27%
Grant County WA Public Utility District #2 Series K (Utilities Revenue) ±	0.71	1-1-2044	4,000,000	3,983,920
Kent WA (GO Revenue)	3.00	12-1-2016	500,000	505,030

24	Wells Fargo Ultra Short-Term Municipal Income Fund	Portfolio of investments—June 30, 2016

Security name	Interest rate	Maturity date	Principal	Value

Washington (continued)
Skagit County WA Public Hospital District No. 1 (GO Revenue, National Insured)	5.13%	12-1-2016	$1,070,000	$1,089,014
Washington Energy Northwest Prerefunded (Utilities Revenue)	5.00	7-1-2023	1,000,000	1,000,120
Washington HCFR Series XF2035 (Health Revenue, Morgan Stanley Bank LIQ) ø144A	0.76	10-1-2036	7,655,000	7,655,000
Washington HFA Multicare Health System Series D (Health Revenue, Barclays Bank plc LOC) ±	0.37	8-15-2041	500,000	500,000

				14,733,084

West Virginia: 0.75%
Mason County WV PCR Appalachian Power Company Series L (Industrial Development Revenue) ±	1.63	10-1-2022	16,400,000	16,556,128
West Virginia EDA Appalachian Power Company Mountaineer Project Series A (Utilities Revenue) ø	0.72	2-1-2036	25,000,000	25,000,000

				41,556,128

Wisconsin: 1.97%
Algoma Kewaunee County WI School District BAN (Miscellaneous Revenue)	2.50	11-15-2016	4,860,000	4,871,761
Argyle Green County WI School District BAN (Miscellaneous Revenue) %%	2.00	9-19-2016	6,475,000	6,486,202
Delavan WI School District Anticipation Notes (GO Revenue)	2.00	9-1-2016	8,450,000	8,471,463
Dodgeville WI School District BAN (Miscellaneous Revenue) %%	2.00	9-6-2016	5,945,000	5,955,998
Ellsworth WI Community School District (Miscellaneous Revenue)	2.00	10-1-2017	4,235,000	4,248,594
Ellsworth WI Community School District BAN (Miscellaneous Revenue) %%	2.00	9-7-2016	11,640,000	11,660,486
Milwaukee County WI Series A (Airport Revenue)	5.00	12-1-2016	345,000	351,258
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2016	385,000	390,375
Milwaukee County WI Series B (Airport Revenue)	4.00	12-1-2017	385,000	401,736
Mishicot WI School District BAN (Miscellaneous Revenue)	2.00	8-8-2016	8,900,000	8,914,151
Mukwonago WI School District BAN (Miscellaneous Revenue) %%	2.00	9-14-2016	9,500,000	9,518,810
Residual Interest Bonds Floaters Series 2WE-144A (Miscellaneous Revenue, Barclays Bank plc LOC) ø144A	0.58	5-1-2018	25,000,000	25,000,000
Stratford WI BAN (Miscellaneous Revenue)	2.00	8-9-2016	4,000,000	4,006,520
Tender Option Bond Trust Receipts Floaters Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) ø144A	0.61	10-1-2020	4,875,000	4,875,000
Waukesha WI Housing Preservation Corporation (Housing Revenue, Johnson Bank LOC) ø	1.25	12-1-2042	3,800,000	3,800,000
Wisconsin HEFA Aspirus Incorporate Obligation Group Series A (Health Revenue)	3.00	8-15-2016	420,000	421,252
Wisconsin HEFA Aurora Health Care Incorporated Series B (Health Revenue) ±	5.13	8-15-2027	3,500,000	3,518,515
Wisconsin HEFA Aurora Health Care Series B-1 (Health Revenue) ±	1.25	8-15-2025	3,540,000	3,550,974
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	2.00	12-1-2016	1,455,000	1,463,075
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2017	200,000	205,866
Wisconsin HEFA Bellin Memorial Hospital Incorporated (Health Revenue)	3.00	12-1-2018	500,000	523,330

				108,635,366

Total Municipal Obligations (Cost $5,282,990,525)				5,287,837,844

Other: 2.55%
Eaton Vance California Municipal Income Trust Preferred shares ±144A§	1.91	9-1-2019	16,975,000	17,000,802
Eaton Vance Massachusetts Municipal Bond Fund Institutional MuniFund Term Preferred Shares ±144A§	1.39	7-1-2019	6,475,000	6,519,160
Eaton Vance Municipal Bond Fund 2 Institutional MuniFund Term Preferred Shares ±144A	1.44	7-1-2019	9,950,000	10,004,327

Portfolio of investments—June 30, 2016	Wells Fargo Ultra Short-Term Municipal Income Fund	25

Security name	Interest rate	Maturity date	Principal	Value

Other (continued)
Eaton Vance Pennsylvania Municipal Bond Fund Institutional MuniFund Term Preferred Shares ±144A	1.39%	7-1-2019	$6,000,000	$6,040,920
Nuveen Enhanced Municipal Credit Opportunities Fund Institutional MuniFund Term Preferred Shares ±144A	1.16	10-1-2017	59,000,000	59,152,220
Nuveen New York AMT-Free Municipal Income Fund Institutional MuniFund Term Preferred Shares ±144A§	1.03	10-1-2017	17,000,000	17,016,320
Nuveen Texas Quality Income Municipal Fund Institutional MuniFund Term Preferred Shares ±144A	1.01	11-1-2018	25,000,000	25,137,500

Total Other (Cost $140,375,721)				140,871,249

	Yield		Shares

Short-Term Investments: 1.23%

Investment Companies: 1.22%
Wells Fargo Municipal Cash Management Fund Institutional Class (l)(u)##	0.30		67,619,138	67,619,138

			Principal

U.S. Treasury Securities: 0.01%
U.S. Treasury Bill (z)#	0.26	9-15-2016	$250,000	249,886

Total Short-Term Investments (Cost $67,868,998)				67,869,024

Total investments in securities (Cost $5,503,980,240) *	99.63%	5,508,908,867
Other assets and liabilities, net	0.37	20,517,448

Total net assets	100.00%	$5,529,426,315

±	Variable rate investment. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.

%%	The security is issued on a when-issued basis.

¤	The security is issued in zero coupon form with no periodic interest payments.

§	The security is subject to a demand feature which reduces the effective maturity.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

(z)	Zero coupon security. The rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $5,503,970,148 and unrealized gains (losses) consists of:

Gross unrealized gains	$12,366,688
Gross unrealized losses	(7,427,969)

Net unrealized gains	$4,938,719

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders of

Wells Fargo Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Intermediate Tax/AMT-Free Fund (formerly known as Wells Fargo Advantage Intermediate Tax/AMT-Free Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolio of investments as of June 30, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights and portfolio of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights and portfolio of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolio of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolio of investments referred to above present fairly, in all material respects, the financial position of the Wells Fargo Intermediate Tax/AMT-Free Fund (formerly known as Wells Fargo Advantage Intermediate Tax/AMT-Free Fund), as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders of

Wells Fargo Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Municipal Bond Fund (formerly known as Wells Fargo Advantage Municipal Bond Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolio of investments as of June 30, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights and portfolio of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights and portfolio of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolio of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolio of investments referred to above present fairly, in all material respects, the financial position of the Wells Fargo Municipal Bond Fund (formerly known as Wells Fargo Advantage Municipal Bond Fund), as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
August 25, 2016

Report of Independent Registered Public Accounting Firm

Board of Trustees and Shareholders of

Wells Fargo Funds Trust:

We have audited the accompanying statement of assets and liabilities, including the summary portfolio of investments, of the Wells Fargo Ultra Short-Term Municipal Income Fund (formerly known as Wells Fargo Advantage Ultra Short-Term Municipal Income Fund) (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of June 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolio of investments as of June 30, 2016 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights and portfolio of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights and portfolio of investments based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolio of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolio of investments referred to above present fairly, in all material respects, the financial position of the Wells Fargo Ultra Short-Term Municipal Income Fund (formerly known as Wells Fargo Advantage Ultra Short-Term Municipal Income Fund), as of June 30, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

August 25, 2016

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	August 25, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	August 25, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	August 25, 2016